UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104512
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 37	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 792	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America Elite Venue Annuity®
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 93. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II

•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
2

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
4

Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
5

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option	0.20% [6]
Total Variable Account Charges (including this option only)	1.95%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.20%
Total Variable Account Charges (including this option only)	1.95%
Combination Enhanced Death Benefit II Option	0.35% [7]
Total Variable Account Charges (including this option only)	2.10%
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option)	0.30% [8]
Total Variable Account Charges (including this option only)	2.05%
Spousal Protection Annuity Option	0.20% [9]
Total Variable Account Charges (including this option only)	1.95%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Lifetime Income Option	1.00% [11]
Total Variable Account Charges (including this option only)	2.75%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option	0.50%
Total Variable Account Charges (including this option only)	2.25%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders (with charges assessed annually as a percentage of the Current Income Benefit Base)[12]
Nationwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider (only available in NY)	1.00% [13]
7% Nationwide Lifetime Income Rider (not available in NY)	1.00% [14]
10

Recurring Contract Expenses
10% Nationwide Lifetime Income Rider	1.20% [15]
Joint Options (an applicant may purchase one only if the corresponding Nationwide Lifetime Income Rider is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)	0.30% [16]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
10% Nationwide Lifetime Income Rider	1.20% [17]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [17]
Maximum Possible Total Variable Account Charges	4.15% [18]

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greatest of:
•	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	For those contracts with a Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[7]	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[8]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[9]	For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008, or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
11

[12]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[13]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[15]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[16]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is equal to 0.20% of the Current Income Benefit Base.
[17]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[18]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	2.61%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.15%)[1]
12

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.61%)	$1,410	$2,585	$3,403	$6,464	*	$2,085	$3,403	$6,464	$710	$2,085	$3,403	$6,464
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,178	$1,936	$2,399	$4,826	*	$1,436	$2,399	$4,826	$478	$1,436	$2,399	$4,826
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
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Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if a Nationwide Lifetime Income Rider is elected.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. Upon
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state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
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Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
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Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
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•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, transfer rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not
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be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.75% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
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In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
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Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
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Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
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(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least four years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
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Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
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If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed
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for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
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(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
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The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
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(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
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•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
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If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
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The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if a Nationwide Lifetime Income Rider is elected. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
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•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
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At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
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If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments.
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Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
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This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
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Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
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Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
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For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
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Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
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Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
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Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
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(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
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Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
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Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as
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a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
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(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to
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meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment
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Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
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(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
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(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
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(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.10%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.75%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 2.10% will have a lower unit value than Sub-Account X with charges of 1.75% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
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Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
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Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
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The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.75% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
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Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
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(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
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•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to
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certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the
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CPPLI Option and the Capital Preservation Plus Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries
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survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
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Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
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•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
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•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.75% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
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No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104512
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
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BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
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Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
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Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
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MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
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Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
101

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
102

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
103

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
104

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
105

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
106

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	The fund seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
107

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S (formerly, VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
108

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.75%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2017 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.225990	12.609964	12.33%	0
2016	11.053331	11.225990	1.56%	887
2015	11.398410	11.053331	-3.03%	887
2014	11.133083	11.398410	2.38%	887
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	25.681728	29.926415	16.53%	422
2016	23.532724	25.681728	9.13%	482
2015	23.614969	23.532724	-0.35%	1,089
2014	21.992417	23.614969	7.38%	4,955
2013	16.630891	21.992417	32.24%	5,167
2012	14.438026	16.630891	15.19%	5,591
2011	13.853680	14.438026	4.22%	5,808
2010	12.500366	13.853680	10.83%	5,656
2009	10.571782	12.500366	18.24%	5,741
2008	18.144090	10.571782	-41.73%	5,922
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	38.256744	42.419393	10.88%	35,316
2016	31.200744	38.256744	22.61%	37,159
2015	33.673966	31.200744	-7.34%	41,384
2014	31.459395	33.673966	7.04%	42,744
2013	23.263995	31.459395	35.23%	45,682
2012	19.987746	23.263995	16.39%	51,061
2011	22.262631	19.987746	-10.22%	59,616
2010	17.899440	22.262631	24.38%	57,578
2009	12.770620	17.899440	40.16%	34,311
2008	20.230378	12.770620	-36.87%	14,992
109

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.984597	13.226427	1.86%	327,223
2016	12.659799	12.984597	2.57%	330,770
2015	13.211386	12.659799	-4.18%	371,002
2014	13.017171	13.211386	1.49%	403,073
2013	14.476590	13.017171	-10.08%	452,846
2012	13.721610	14.476590	5.50%	425,493
2011	12.497477	13.721610	9.80%	452,055
2010	12.100594	12.497477	3.28%	491,781
2009	11.174654	12.100594	8.29%	377,266
2008	11.557301	11.174654	-3.31%	197,070
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	24.383315	28.820710	18.20%	0
2016	21.922692	24.383315	11.22%	0
2015	23.724581	21.922692	-7.60%	0
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	444
2012	14.360944	16.148867	12.45%	477
2011	14.210230	14.360944	1.06%	515
2010	12.702518	14.210230	11.87%	554
2009	10.977647	12.702518	15.71%	597
2008	17.118633	10.977647	-35.87%	650
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.453221	28.972226	9.52%	95,332
2016	21.939001	26.453221	20.58%	116,775
2015	22.688162	21.939001	-3.30%	120,716
2014	19.866235	22.688162	14.20%	118,544
2013	15.565748	19.866235	27.63%	129,620
2012	13.631589	15.565748	14.19%	140,540
2011	13.991845	13.631589	-2.57%	159,977
2010	11.969492	13.991845	16.90%	156,980
2009	9.385566	11.969492	27.53%	117,177
2008	12.654442	9.385566	-25.83%	62,806
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.104182	12.709605	14.46%	15,964
2016	9.737612	11.104182	14.03%	16,540
2015*	10.000000	9.737612	-2.62%	86
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.827213	16.565571	11.72%	197,755
2016	14.537422	14.827213	1.99%	235,382
2015	14.945997	14.537422	-2.73%	368,680
2014	14.923860	14.945997	0.15%	444,476
2013	13.275810	14.923860	12.41%	514,991
2012	12.288096	13.275810	8.04%	528,514
2011	12.978965	12.288096	-5.32%	535,597
2010	12.035254	12.978965	7.84%	514,898
2009*	10.000000	12.035254	20.35%	218,544
110

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.189546	10.720397	5.21%	1,822
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	1,831
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.831075	9.969194	1.40%	46,592
2016	9.765557	9.831075	0.67%	16,394
2015*	10.000000	9.765557	-2.34%	13,475
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.176426	1.76%	1,655
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.981834	16.451231	9.81%	7,000
2016	11.632000	14.981834	28.80%	6,184
2015	12.657171	11.632000	-8.10%	6,745
2014	12.197325	12.657171	3.77%	6,240
2013*	10.000000	12.197325	21.97%	172
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.769594	13.303536	13.03%	31,269
2016	10.397956	11.769594	13.19%	16,768
2015	10.856344	10.397956	-4.22%	15,907
2014*	10.000000	10.856344	8.56%	5,119
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	39.406965	43.521784	10.44%	46,157
2016	31.899888	39.406965	23.53%	53,996
2015	33.242517	31.899888	-4.04%	61,721
2014	32.186213	33.242517	3.28%	68,298
2013	23.280544	32.186213	38.25%	77,622
2012	20.473298	23.280544	13.71%	92,208
2011	20.720623	20.473298	-1.19%	105,966
2010	16.760592	20.720623	23.63%	112,539
2009	13.644443	16.760592	22.84%	57,584
2008	20.102320	13.644443	-32.13%	33,527
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.136670	31.128111	19.10%	75,761
2016	23.869921	26.136670	9.50%	84,334
2015	24.085928	23.869921	-0.90%	90,909
2014	21.674639	24.085928	11.12%	94,485
2013	16.749922	21.674639	29.40%	111,343
2012	14.764267	16.749922	13.45%	137,863
2011	14.787085	14.764267	-0.15%	145,392
2010	13.140125	14.787085	12.53%	153,824
2009	10.610643	13.140125	23.84%	151,239
2008	17.230487	10.610643	-38.42%	118,808
111

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.975600	27.424124	24.79%	35,029
2016	20.779660	21.975600	5.76%	39,518
2015	21.739768	20.779660	-4.42%	51,071
2014	20.520863	21.739768	5.94%	63,470
2013	17.286242	20.520863	18.71%	79,097
2012	15.975323	17.286242	8.21%	82,470
2011	14.952491	15.975323	6.84%	82,356
2010	13.228460	14.952491	13.03%	81,040
2009	11.015450	13.228460	20.09%	62,040
2008	15.953656	11.015450	-30.95%	44,436
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	21.277433	26.001246	22.20%	0
2016	18.542259	21.277433	14.75%	0
2015	19.360898	18.542259	-4.23%	0
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	518
2009	8.430458	10.416903	23.56%	441
2008	13.789376	8.430458	-38.86%	290
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.331401	10.500539	1.64%	419
2016	9.651508	10.331401	7.04%	419
2015	9.921864	9.651508	-2.72%	1,866
2014	10.041128	9.921864	-1.19%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.618165	14.807996	8.74%	0
2016	14.510195	13.618165	-6.15%	0
2015	15.784293	14.510195	-8.07%	0
2014	16.282113	15.784293	-3.06%	0
2013	14.272246	16.282113	14.08%	0
2012	13.203206	14.272246	8.10%	0
2011	14.221336	13.203206	-7.16%	0
2010	12.808384	14.221336	11.03%	0
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
112

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.371465	13.630688	1.94%	46,010
2016	13.144729	13.371465	1.72%	68,456
2015	13.437907	13.144729	-2.18%	78,511
2014	13.213100	13.437907	1.70%	81,758
2013	13.348274	13.213100	-1.01%	88,588
2012	12.413950	13.348274	7.53%	76,330
2011	12.387889	12.413950	0.21%	100,129
2010	11.644119	12.387889	6.39%	124,631
2009	9.863406	11.644119	18.05%	142,580
2008	10.859284	9.863406	-9.17%	147,285
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.951678	16.570740	10.83%	91,794
2016	14.460919	14.951678	3.39%	100,316
2015	14.796984	14.460919	-2.27%	108,513
2014	14.451944	14.796984	2.39%	106,459
2013	12.994518	14.451944	11.22%	141,890
2012	11.853500	12.994518	9.63%	162,906
2011	12.115952	11.853500	-2.17%	174,765
2010	10.956998	12.115952	10.58%	182,983
2009	8.996925	10.956998	21.79%	164,799
2008	12.237236	8.996925	-26.48%	48,979
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.597977	17.817867	14.23%	492,931
2016	15.004361	15.597977	3.96%	548,754
2015	15.342047	15.004361	-2.20%	566,151
2014	14.929274	15.342047	2.76%	577,643
2013	13.140604	14.929274	13.61%	634,360
2012	11.829064	13.140604	11.09%	697,356
2011	12.190669	11.829064	-2.97%	655,266
2010	10.852605	12.190669	12.33%	723,578
2009	8.592820	10.852605	26.30%	551,215
2008	13.015105	8.592820	-33.98%	265,376
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.353289	19.393080	18.59%	38,777
2016	15.646468	16.353289	4.52%	40,401
2015	16.009966	15.646468	-2.27%	40,306
2014	15.557219	16.009966	2.91%	39,718
2013	13.042099	15.557219	19.28%	45,140
2012	11.525200	13.042099	13.16%	51,475
2011	12.071604	11.525200	-4.53%	50,105
2010	10.601792	12.071604	13.86%	42,538
2009	8.225886	10.601792	28.88%	49,100
2008	13.541827	8.225886	-39.26%	15,606
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.403804	11.869726	14.09%	4,020
2016*	10.000000	10.403804	4.04%	2,911
113

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.039350	16.277352	-4.47%	28,952
2016	12.989684	17.039350	31.18%	34,107
2015	16.683154	12.989684	-22.14%	37,061
2014	19.465593	16.683154	-14.29%	39,120
2013	15.958849	19.465593	21.97%	55,023
2012	15.509505	15.958849	2.90%	63,186
2011	16.651031	15.509505	-6.86%	66,766
2010	14.222735	16.651031	17.07%	83,906
2009	9.809426	14.222735	44.99%	90,858
2008	21.898425	9.809426	-55.20%	74,473
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.375886	26.980327	10.68%	142,000
2016	21.076366	24.375886	15.66%	165,248
2015	22.401267	21.076366	-5.91%	189,812
2014	21.018038	22.401267	6.58%	217,597
2013	16.735236	21.018038	25.59%	228,693
2012	14.552109	16.735236	15.00%	270,976
2011	14.714425	14.552109	-1.10%	349,821
2010	13.032263	14.714425	12.91%	339,049
2009	10.212523	13.032263	27.61%	241,204
2008	18.176748	10.212523	-43.82%	202,032
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.228216	12.864962	14.58%	1,807
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.007038	33.125525	32.46%	56,655
2016	25.312028	25.007038	-1.20%	80,602
2015	24.098990	25.312028	5.03%	91,405
2014	22.094915	24.098990	9.07%	91,641
2013	16.535427	22.094915	33.62%	91,226
2012	14.711717	16.535427	12.40%	108,261
2011	14.978073	14.711717	-1.78%	118,091
2010	12.307758	14.978073	21.70%	138,430
2009	9.789375	12.307758	25.73%	121,324
2008	18.910316	9.789375	-48.23%	110,723
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.654784	13.952057	2.18%	874,536
2016	13.301694	13.654784	2.65%	921,043
2015	13.654647	13.301694	-2.58%	1,037,856
2014	13.158621	13.654647	3.77%	1,141,118
2013	13.675795	13.158621	-3.78%	1,240,707
2012	13.181320	13.675795	3.75%	1,225,415
2011	12.533669	13.181320	5.17%	1,196,556
2010	11.861582	12.533669	5.67%	1,252,195
2009	10.455436	11.861582	13.45%	1,697,557
2008	11.023236	10.455436	-5.15%	1,457,926
114

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.125550	45.153552	18.43%	113,839
2016	34.669062	38.125550	9.97%	130,795
2015	35.870883	34.669062	-3.35%	148,714
2014	34.432944	35.870883	4.18%	177,184
2013	25.793803	34.432944	33.49%	210,948
2012	22.916990	25.793803	12.55%	260,908
2011	26.163996	22.916990	-12.41%	292,171
2010	20.711886	26.163996	26.32%	321,582
2009	15.084376	20.711886	37.31%	320,254
2008	25.422593	15.084376	-40.67%	249,074
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.195707	25.793978	27.72%	60,328
2016	21.697549	20.195707	-6.92%	67,690
2015	21.379298	21.697549	1.49%	73,394
2014	23.728933	21.379298	-9.90%	593
2013	18.554195	23.728933	27.89%	593
2012	15.688360	18.554195	18.27%	593
2011	19.317013	15.688360	-18.78%	1,594
2010	17.425249	19.317013	10.86%	1,594
2009	14.051348	17.425249	24.01%	1,594
2008	25.521269	14.051348	-44.94%	1,594
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.947729	12.181991	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	30.865947	36.115510	17.01%	2,092
2016	28.748640	30.865947	7.36%	3,219
2015	30.225071	28.748640	-4.88%	3,460
2014	28.882321	30.225071	4.65%	1,678
2013	22.580709	28.882321	27.91%	3,946
2012	18.088260	22.580709	24.84%	6,754
2011	20.239014	18.088260	-10.63%	7,348
2010	16.304818	20.239014	24.13%	7,757
2009	10.559959	16.304818	54.40%	8,282
2008	22.064612	10.559959	-52.14%	9,584
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.586187	13.847916	10.02%	28,883
2016	11.317969	12.586187	11.21%	48,231
2015	12.282750	11.317969	-7.85%	58,344
2014	12.155342	12.282750	1.05%	68,441
2013	9.995709	12.155342	21.61%	94,831
2012	8.821565	9.995709	13.31%	141,131
2011	9.118982	8.821565	-3.26%	142,660
2010	8.418116	9.118982	8.33%	146,115
2009	6.578070	8.418116	27.97%	108,466
2008*	10.000000	6.578070	-34.22%	14,897
115

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.095803	16.267133	7.76%	132,163
2016	13.474340	15.095803	12.03%	152,217
2015	14.755268	13.474340	-8.68%	172,270
2014	14.355460	14.755268	2.79%	198,736
2013	12.823360	14.355460	11.95%	290,657
2012	11.586341	12.823360	10.68%	382,080
2011	11.517649	11.586341	0.60%	411,962
2010	10.404178	11.517649	10.70%	475,439
2009	7.809563	10.404178	33.22%	442,502
2008	11.299943	7.809563	-30.89%	342,705
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	26.407776	31.281441	18.46%	37,899
2016	23.161204	26.407776	14.02%	41,220
2015	24.466302	23.161204	-5.33%	48,590
2014	22.904150	24.466302	6.82%	56,844
2013	17.975242	22.904150	27.42%	62,478
2012	16.341438	17.975242	10.00%	66,354
2011	15.690609	16.341438	4.15%	72,610
2010	13.237176	15.690609	18.53%	92,368
2009	11.481566	13.237176	15.29%	107,533
2008	16.030637	11.481566	-28.38%	124,663
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.662493	39.859784	8.72%	108,212
2016	28.661334	36.662493	27.92%	132,800
2015	31.498756	28.661334	-9.01%	157,639
2014	31.877872	31.498756	-1.19%	172,527
2013	23.815169	31.877872	33.86%	193,133
2012	20.475326	23.815169	16.31%	236,748
2011	21.653562	20.475326	-5.44%	283,285
2010	17.188036	21.653562	25.98%	279,961
2009	13.545032	17.188036	26.90%	427,776
2008	20.582439	13.545032	-34.19%	92,577
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.493234	11.717292	37.96%	45,331
2016	7.360283	8.493234	15.39%	49,920
2015	9.318140	7.360283	-21.01%	58,458
2014*	10.000000	9.318140	-6.82%	56,674
116

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.487734	23.490615	14.66%	100,389
2016	19.455662	20.487734	5.30%	111,157
2015	21.177287	19.455662	-8.13%	130,072
2014	24.254593	21.177287	-12.69%	137,009
2013	20.075043	24.254593	20.82%	847
2012	17.282333	20.075043	16.16%	854
2011	19.682940	17.282333	-12.20%	1,053
2010	18.479732	19.682940	6.51%	1,457
2009	13.724837	18.479732	34.64%	1,983
2008	23.430527	13.724837	-41.42%	2,501
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.251671	9.265261	0.15%	85,639
2016	9.147207	9.251671	1.14%	98,875
2015	9.728973	9.147207	-5.98%	120,138
2014	9.724029	9.728973	0.05%	129,837
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.938737	10.124128	1.87%	0
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.480036	18.072700	24.81%	10,147
2016	14.445873	14.480036	0.24%	11,856
2015	14.036442	14.445873	2.92%	17,759
2014	13.207581	14.036442	6.28%	21,155
2013	9.615981	13.207581	37.35%	20,020
2012*	10.000000	9.615981	-3.84%	27,647
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.410910	15.107729	12.65%	1,644
2016	12.061506	13.410910	11.19%	1,708
2015	12.825380	12.061506	-5.96%	1,818
2014	12.531340	12.825380	2.35%	1,263
2013	9.928417	12.531340	26.22%	540
2012*	10.000000	9.928417	-0.72%	0
117

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.527218	16.234125	20.01%	34,508
2016	13.689158	13.527218	-1.18%	39,228
2015	13.789343	13.689158	-0.73%	46,567
2014	13.032547	13.789343	5.81%	48,851
2013	9.710282	13.032547	34.21%	67,675
2012*	10.000000	9.710282	-2.90%	82,453
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.296360	15.451603	16.21%	72,224
2016	13.889249	13.296360	-4.27%	107,172
2015	15.424075	13.889249	-9.95%	145,919
2014	16.571392	15.424075	-6.92%	161,245
2013	13.478931	16.571392	22.94%	200,219
2012	11.512000	13.478931	17.09%	220,095
2011	12.626540	11.512000	-8.83%	256,062
2010	11.825400	12.626540	6.77%	266,929
2009*	10.000000	11.825400	18.25%	95,154
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.290364	12.882390	4.82%	16,580
2016	10.765970	12.290364	14.16%	17,078
2015	11.720147	10.765970	-8.14%	17,221
2014	11.705933	11.720147	0.12%	16,308
2013	10.782323	11.705933	8.57%	13,373
2012*	10.000000	10.782323	7.82%	6,674
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.107873	16.343191	24.68%	22,927
2016	12.571862	13.107873	4.26%	25,543
2015	13.580801	12.571862	-7.43%	27,816
2014	12.814288	13.580801	5.98%	24,243
2013	10.037435	12.814288	27.66%	29,293
2012*	10.000000	10.037435	0.37%	19,024
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	23.101107	26.814348	16.07%	1,030
2016	22.537022	23.101107	2.50%	1,417
2015	22.844673	22.537022	-1.35%	1,417
2014	21.481798	22.844673	6.34%	1,417
2013	18.250267	21.481798	17.71%	1,417
2012	16.384652	18.250267	11.39%	1,417
2011	16.452918	16.384652	-0.41%	1,417
2010	15.488254	16.452918	6.23%	1,417
2009	12.552746	15.488254	23.39%	1,417
2008	15.220939	12.552746	-17.53%	1,417
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.798941	9.950738	1.55%	42,251
2016	9.756238	9.798941	0.44%	35,407
2015*	10.000000	9.756238	-2.44%	2,254
118

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	31.645736	40.420567	27.73%	65,836
2016	31.594142	31.645736	0.16%	85,247
2015	28.727558	31.594142	9.98%	94,393
2014	26.956617	28.727558	6.57%	114,989
2013	20.962185	26.956617	28.60%	140,875
2012	17.226388	20.962185	21.69%	149,544
2011	18.840477	17.226388	-8.57%	170,215
2010	18.009002	18.840477	4.62%	169,048
2009	12.553269	18.009002	43.46%	129,060
2008	22.943703	12.553269	-45.29%	47,925
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.320797	23.238659	42.39%	2,460
2016	14.589746	16.320797	11.86%	1,824
2015	14.190371	14.589746	2.81%	4,030
2014	13.208445	14.190371	7.43%	2,326
2013	9.929462	13.208445	33.02%	1,860
2012*	10.000000	9.929462	-0.71%	2,188
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.498756	30.201271	28.52%	29,153
2016	25.635747	23.498756	-8.34%	32,040
2015	28.611695	25.635747	-10.40%	35,401
2014	33.130857	28.611695	-13.64%	35,670
2013	29.506835	33.130857	12.28%	43,648
2012	26.536056	29.506835	11.20%	50,920
2011	39.916616	26.536056	-33.52%	79
2010	32.496924	39.916616	22.83%	407
2009	18.470555	32.496924	75.94%	407
2008	39.355413	18.470555	-53.07%	702
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.569707	10.763266	25.60%	15,020
2016	7.221288	8.569707	18.67%	2,660
2015	9.193954	7.221288	-21.46%	2,660
2014	9.812785	9.193954	-6.31%	4,357
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.944211	10.148188	2.05%	22,399
2016*	10.000000	9.944211	-0.56%	1,144
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.215531	16.404179	24.13%	4,748
2016	12.362520	13.215531	6.90%	3,581
2015	12.858653	12.362520	-3.86%	3,595
2014	14.148077	12.858653	-9.11%	2,620
2013	10.196918	14.148077	38.75%	6,505
2012*	10.000000	10.196918	1.97%	5,811
119

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	29.335665	33.824310	15.30%	410,802
2016	26.241671	29.335665	11.79%	477,075
2015	26.960908	26.241671	-2.67%	542,488
2014	24.900646	26.960908	8.27%	593,308
2013	18.690785	24.900646	33.22%	686,956
2012	16.417040	18.690785	13.85%	742,299
2011	16.787166	16.417040	-2.20%	855,481
2010	15.362835	16.787166	9.27%	855,935
2009	12.769555	15.362835	20.31%	972,282
2008	19.324816	12.769555	-33.92%	184,111
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.644395	19.494003	24.61%	77,286
2016	15.333259	15.644395	2.03%	70,205
2015	14.678641	15.333259	4.46%	67,120
2014	14.772760	14.678641	-0.64%	41,726
2013	11.780323	14.772760	25.40%	35,938
2012	10.342861	11.780323	13.90%	28,390
2011	10.717202	10.342861	-3.49%	39,825
2010*	10.000000	10.717202	7.17%	31,075
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.092905	12.703567	25.87%	26,245
2016	9.705202	10.092905	3.99%	31,231
2015*	10.000000	9.705202	-2.95%	35,841
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.793045	13.310739	4.05%	70,101
2016	12.299519	12.793045	4.01%	77,941
2015	12.623666	12.299519	-2.57%	91,354
2014	11.944821	12.623666	5.68%	95,687
2013	12.228538	11.944821	-2.32%	102,783
2012	11.398966	12.228538	7.28%	104,000
2011	11.006698	11.398966	3.56%	99,727
2010	10.483703	11.006698	4.99%	116,735
2009	9.755312	10.483703	7.47%	136,369
2008	11.088437	9.755312	-12.02%	800,761
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	22.787047	24.535497	7.67%	0
2016	20.972725	22.787047	8.65%	0
2015	21.600197	20.972725	-2.90%	0
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
120

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.263630	10.243756	10.58%	0
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.415371	18.954527	15.47%	2,312
2016	15.050741	16.415371	9.07%	2,461
2015	16.501542	15.050741	-8.79%	2,451
2014	17.149472	16.501542	-3.78%	2,499
2013	13.231297	17.149472	29.61%	4,417
2012	10.982532	13.231297	20.48%	5,057
2011	11.280501	10.982532	-2.64%	1,796
2010*	10.000000	11.280501	12.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.372160	25.967473	6.55%	164,622
2016	20.634332	24.372160	18.11%	181,231
2015	21.978136	20.634332	-6.11%	205,674
2014	19.805247	21.978136	10.97%	238,637
2013	15.309114	19.805247	29.37%	274,241
2012	13.615559	15.309114	12.44%	314,776
2011	13.790494	13.615559	-1.27%	352,674
2010	12.404567	13.790494	11.17%	404,534
2009*	10.000000	12.404567	24.05%	35,608
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.994535	17.059679	13.77%	9,360,243
2016	14.000824	14.994535	7.10%	10,276,261
2015	14.111333	14.000824	-0.78%	10,956,466
2014	13.679983	14.111333	3.15%	12,624,399
2013	11.293817	13.679983	21.13%	14,449,521
2012	9.934130	11.293817	13.69%	15,242,311
2011	10.017612	9.934130	-0.83%	15,725,774
2010	9.102112	10.017612	10.06%	16,350,938
2009	7.506594	9.102112	21.25%	12,020,709
2008	10.880072	7.506594	-31.01%	6,237,047
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.196015	11.353917	1.41%	2,817,560
2016	11.100673	11.196015	0.86%	2,815,749
2015	11.324564	11.100673	-1.98%	3,084,118
2014	10.979648	11.324564	3.14%	3,419,436
2013	11.470453	10.979648	-4.28%	3,794,068
2012	11.122824	11.470453	3.13%	3,119,079
2011	10.707494	11.122824	3.88%	2,935,705
2010	10.282254	10.707494	4.14%	3,062,258
2009	9.331593	10.282254	10.19%	2,280,381
2008	10.538162	9.331593	-11.45%	984,279
121

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.379692	19.790944	28.68%	238,614
2016	15.623617	15.379692	-1.56%	287,483
2015	14.925333	15.623617	4.68%	318,969
2014	14.917365	14.925333	0.05%	354,020
2013	11.802543	14.917365	26.39%	389,952
2012	9.839907	11.802543	19.95%	432,828
2011	11.042898	9.839907	-10.89%	494,860
2010	10.098290	11.042898	9.35%	512,318
2009	7.258389	10.098290	39.13%	462,283
2008	12.039659	7.258389	-39.71%	376,937
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.992791	20.081770	25.57%	485,840
2016	14.924156	15.992791	7.16%	538,398
2015	14.272660	14.924156	4.56%	589,501
2014	13.442503	14.272660	6.18%	672,498
2013	10.556109	13.442503	27.34%	775,632
2012	9.151941	10.556109	15.34%	897,124
2011	9.772798	9.151941	-6.35%	974,736
2010	8.415640	9.772798	16.13%	1,017,998
2009	6.171929	8.415640	36.35%	910,188
2008	11.260943	6.171929	-45.19%	841,001
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.111928	16.906057	19.80%	2,215,247
2016	12.929086	14.111928	9.15%	2,552,725
2015	13.017917	12.929086	-0.68%	2,855,305
2014	12.020395	13.017917	8.30%	3,255,286
2013	9.200983	12.020395	30.64%	3,829,770
2012	8.000182	9.200983	15.01%	3,849,981
2011	8.328583	8.000182	-3.94%	3,930,735
2010	7.638486	8.328583	9.03%	4,090,698
2009	5.948820	7.638486	28.40%	2,971,513
2008	9.776234	5.948820	-39.15%	1,113,125
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.685564	29.701451	15.63%	166,191
2016	22.234394	25.685564	15.52%	212,081
2015	24.207767	22.234394	-8.15%	233,768
2014	22.619836	24.207767	7.02%	253,506
2013	17.015902	22.619836	32.93%	294,466
2012	14.656457	17.015902	16.10%	343,183
2011	15.307241	14.656457	-4.25%	399,554
2010	13.495264	15.307241	13.43%	431,706
2009	10.708491	13.495264	26.02%	375,322
2008	17.361358	10.708491	-38.32%	438,030
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
122

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.017384	22.045955	4.89%	26,575
2016	18.738048	21.017384	12.16%	29,933
2015	19.582429	18.738048	-4.31%	41,621
2014	19.435544	19.582429	0.76%	48,904
2013	18.475098	19.435544	5.20%	5,526
2012	16.415411	18.475098	12.55%	5,551
2011	16.092715	16.415411	2.01%	5,837
2010	14.475127	16.092715	11.17%	9,839
2009	10.091024	14.475127	43.45%	11,232
2008	14.263038	10.091024	-29.25%	13,641
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.826270	16.948707	22.58%	31,643
2016	12.393340	13.826270	11.56%	39,837
2015	12.766378	12.393340	-2.92%	43,027
2014	12.193947	12.766378	4.69%	43,912
2013	8.646821	12.193947	41.02%	47,915
2012	7.532982	8.646821	14.79%	59,471
2011	8.678463	7.532982	-13.20%	109,692
2010	7.655149	8.678463	13.37%	100,376
2009	5.093703	7.655149	50.29%	59,569
2008*	10.000000	5.093703	-49.06%	14,737
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.551262	18.085861	16.30%	412,672
2016	14.374388	15.551262	8.19%	495,220
2015	14.691900	14.374388	-2.16%	562,004
2014	13.531460	14.691900	8.58%	614,454
2013	9.940186	13.531460	36.13%	694,662
2012	9.083641	9.940186	9.43%	791,626
2011	9.557223	9.083641	-4.96%	903,066
2010	7.872447	9.557223	21.40%	877,070
2009	6.103951	7.872447	28.97%	1,544,686
2008*	10.000000	6.103951	-38.96%	1,824,934
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.802587	15.069736	17.71%	10,993
2016	12.024315	12.802587	6.47%	24,064
2015	12.456988	12.024315	-3.47%	24,067
2014	12.133258	12.456988	2.67%	15,166
2013	9.537949	12.133258	27.21%	35,034
2012	8.358114	9.537949	14.12%	35,692
2011	9.086283	8.358114	-8.01%	35,793
2010	8.044836	9.086283	12.95%	35,913
2009	6.337755	8.044836	26.94%	29,152
2008*	10.000000	6.337755	-36.62%	1,997
123

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.475606	13.735159	10.10%	3,312,101
2016	11.966272	12.475606	4.26%	3,643,723
2015	12.309826	11.966272	-2.79%	4,098,326
2014	12.012839	12.309826	2.47%	4,460,319
2013	10.663756	12.012839	12.65%	5,011,105
2012	9.773150	10.663756	9.11%	3,884,437
2011	10.082476	9.773150	-3.07%	4,035,737
2010	9.294787	10.082476	8.47%	3,895,415
2009	7.895368	9.294787	17.72%	2,229,026
2008*	10.000000	7.895368	-21.05%	419,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.824306	14.592140	13.79%	7,789,366
2016	12.161653	12.824306	5.45%	8,450,689
2015	12.544967	12.161653	-3.06%	9,259,308
2014	12.195542	12.544967	2.87%	9,734,944
2013	10.237652	12.195542	19.12%	10,935,479
2012	9.169449	10.237652	11.65%	11,457,173
2011	9.665696	9.169449	-5.13%	11,694,012
2010	8.753321	9.665696	10.42%	11,929,153
2009	7.175372	8.753321	21.99%	6,737,424
2008*	10.000000	7.175372	-28.25%	794,625
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.633920	12.157713	4.50%	1,595,490
2016	11.318457	11.633920	2.79%	1,722,750
2015	11.605240	11.318457	-2.47%	1,857,102
2014	11.430565	11.605240	1.53%	1,895,215
2013	11.087244	11.430565	3.10%	2,051,726
2012	10.497989	11.087244	5.61%	2,275,283
2011	10.535889	10.497989	-0.36%	2,291,167
2010	10.040691	10.535889	4.93%	2,181,267
2009	9.042194	10.040691	11.04%	1,058,327
2008*	10.000000	9.042194	-9.58%	99,865
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.575105	11.924834	12.76%	1,147
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	17,267
2014	10.792845	10.843625	0.47%	19,565
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.580763	12.245721	15.74%	15,826
2016	10.138838	10.580763	4.36%	7,320
2015	10.848497	10.138838	-6.54%	4,258
2014	10.930952	10.848497	-0.75%	6,848
2013*	10.000000	10.930952	9.31%	582
124

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.681924	14.201272	11.98%	5,949,210
2016	12.092268	12.681924	4.88%	6,468,256
2015	12.440261	12.092268	-2.80%	6,982,739
2014	12.108469	12.440261	2.74%	7,633,081
2013	10.461468	12.108469	15.74%	8,527,848
2012	9.476046	10.461468	10.40%	9,436,431
2011	9.874824	9.476046	-4.04%	10,051,335
2010	9.024479	9.874824	9.42%	9,993,060
2009	7.532112	9.024479	19.81%	5,424,838
2008*	10.000000	7.532112	-24.68%	756,654
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.763725	14.807095	16.01%	1,724,903
2016	12.073870	12.763725	5.71%	1,868,920
2015	12.477060	12.073870	-3.23%	2,016,117
2014	12.145260	12.477060	2.73%	2,244,470
2013	9.946771	12.145260	22.10%	2,613,357
2012	8.835604	9.946771	12.58%	2,997,455
2011	9.433360	8.835604	-6.34%	3,195,197
2010	8.473381	9.433360	11.33%	3,493,256
2009	6.813408	8.473381	24.36%	2,766,615
2008*	10.000000	6.813408	-31.87%	1,618,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.284078	13.262867	7.97%	974,987
2016	11.794839	12.284078	4.15%	1,062,273
2015	12.134187	11.794839	-2.80%	1,250,992
2014	11.865930	12.134187	2.26%	1,401,171
2013	10.857085	11.865930	9.29%	1,544,764
2012	10.042298	10.857085	8.11%	1,788,483
2011	10.248492	10.042298	-2.01%	1,780,917
2010	9.566746	10.248492	7.13%	1,944,355
2009	8.274211	9.566746	15.62%	1,224,580
2008*	10.000000	8.274211	-17.26%	196,509
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.022809	12.306712	2.36%	323,781
2016	11.653100	12.022809	3.17%	356,838
2015	11.966029	11.653100	-2.62%	398,070
2014	11.634780	11.966029	2.85%	421,795
2013	12.099576	11.634780	-3.84%	435,982
2012	11.458211	12.099576	5.60%	449,480
2011	10.976951	11.458211	4.38%	446,758
2010	10.463248	10.976951	4.91%	419,285
2009	9.807050	10.463248	6.69%	651,015
2008*	10.000000	9.807050	-1.93%	12,287
125

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.868367	13.120067	1.96%	220,495
2016	12.674139	12.868367	1.53%	215,818
2015	12.966964	12.674139	-2.26%	220,395
2014	12.583641	12.966964	3.05%	231,379
2013	13.075685	12.583641	-3.76%	231,552
2012	12.424769	13.075685	5.24%	226,677
2011	11.924351	12.424769	4.20%	223,149
2010	11.225826	11.924351	6.22%	215,818
2009	9.812853	11.225826	14.40%	67,028
2008*	10.000000	9.812853	-1.87%	1,259
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.641899	35.580349	38.76%	23,666
2016	24.281437	25.641899	5.60%	28,162
2015	29.503519	24.281437	-17.70%	31,376
2014	31.854512	29.503519	-7.38%	39,175
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	849
2010	32.429811	36.932972	13.89%	849
2009	20.238876	32.429811	60.24%	849
2008	48.966528	20.238876	-58.67%	849
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.194796	12.231708	0.30%	644,021
2016	12.320032	12.194796	-1.02%	682,225
2015	12.553135	12.320032	-1.86%	734,986
2014	12.218455	12.553135	2.74%	827,059
2013	12.961773	12.218455	-5.73%	909,135
2012	12.801881	12.961773	1.25%	862,416
2011	12.147918	12.801881	5.38%	871,759
2010	11.800022	12.147918	2.95%	926,827
2009	11.695753	11.800022	0.89%	1,426,562
2008	11.050957	11.695753	5.83%	1,591,698
126

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.104895	8.983698	-1.33%	1,747,597
2016	9.265915	9.104895	-1.74%	1,596,399
2015	9.430955	9.265915	-1.75%	1,602,731
2014	9.598934	9.430955	-1.75%	1,847,070
2013	9.769905	9.598934	-1.75%	1,966,969
2012	9.944406	9.769905	-1.75%	2,011,289
2011	10.121033	9.944406	-1.75%	2,035,697
2010	10.301295	10.121033	-1.75%	2,037,529
2009	10.480380	10.301295	-1.71%	1,607,830
2008	10.452394	10.480380	0.27%	768,769
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.150689	10.176760	24.86%	125,043
2016	8.243219	8.150689	-1.12%	140,865
2015	8.669291	8.243219	-4.91%	144,380
2014	8.887692	8.669291	-2.46%	159,189
2013	7.694573	8.887692	15.51%	189,955
2012	6.796997	7.694573	13.21%	198,615
2011	7.686505	6.796997	-11.57%	220,021
2010	6.923092	7.686505	11.03%	217,601
2009	5.443293	6.923092	27.19%	215,332
2008*	10.000000	5.443293	-45.57%	25,777
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.052425	11.069760	22.29%	50,939
2016	9.165287	9.052425	-1.23%	64,626
2015	9.459956	9.165287	-3.11%	57,382
2014	10.263564	9.459956	-7.83%	51,089
2013	8.632502	10.263564	18.89%	50,018
2012	7.432925	8.632502	16.14%	63,429
2011	8.680525	7.432925	-14.37%	63,212
2010	8.226406	8.680525	5.52%	55,577
2009	6.510364	8.226406	26.36%	48,745
2008	11.644002	6.510364	-44.09%	36,462
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.654450	28.688685	16.36%	226,235
2016	22.922125	24.654450	7.56%	248,102
2015	23.565644	22.922125	-2.73%	267,101
2014	22.846408	23.565644	3.15%	268,361
2013	18.273978	22.846408	25.02%	261,722
2012	16.048045	18.273978	13.87%	380,556
2011	17.001736	16.048045	-5.61%	422,291
2010	15.095973	17.001736	12.62%	452,820
2009	12.078766	15.095973	24.98%	358,564
2008	19.466359	12.078766	-37.95%	178,463
127

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.509887	16.935489	9.19%	808,606
2016	14.849467	15.509887	4.45%	932,519
2015	15.140265	14.849467	-1.92%	1,012,069
2014	14.734335	15.140265	2.75%	1,082,892
2013	13.221841	14.734335	11.44%	1,137,351
2012	12.303112	13.221841	7.47%	1,066,770
2011	12.411964	12.303112	-0.88%	893,917
2010	11.503903	12.411964	7.89%	870,876
2009*	10.000000	11.503903	15.04%	349,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.892430	20.183589	12.81%	1,915,375
2016	16.902122	17.892430	5.86%	2,070,597
2015	17.295177	16.902122	-2.27%	2,190,072
2014	16.731206	17.295177	3.37%	2,321,469
2013	14.250979	16.731206	17.40%	2,563,063
2012	12.922393	14.250979	10.28%	2,630,474
2011	13.276309	12.922393	-2.67%	2,623,921
2010	12.061576	13.276309	10.07%	2,593,691
2009*	10.000000	12.061576	20.62%	1,241,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.795851	14.325377	3.84%	959,498
2016	13.466712	13.795851	2.44%	1,138,344
2015	13.670380	13.466712	-1.49%	1,316,248
2014	13.392845	13.670380	2.07%	1,498,865
2013	13.003124	13.392845	3.00%	1,626,037
2012	12.584001	13.003124	3.33%	1,785,971
2011	12.442939	12.584001	1.13%	1,752,231
2010	11.959774	12.442939	4.04%	1,450,079
2009	11.159036	11.959774	7.18%	1,154,356
2008	12.085719	11.159036	-7.67%	518,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.621510	12.206448	14.92%	476
2016	10.107611	10.621510	5.08%	476
2015	10.711302	10.107611	-5.64%	4,201
2014	10.716307	10.711302	-0.05%	6,830
2013*	10.000000	10.716307	7.16%	0
128

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.393791	21.518631	10.96%	3,405,135
2016	18.422356	19.393791	5.27%	3,705,092
2015	18.813468	18.422356	-2.08%	4,102,529
2014	18.205323	18.813468	3.34%	4,716,526
2013	15.887798	18.205323	14.59%	5,177,418
2012	14.593590	15.887798	8.87%	5,621,933
2011	14.858981	14.593590	-1.79%	5,912,259
2010	13.635381	14.858981	8.97%	5,389,223
2009	11.649125	13.635381	17.05%	4,053,091
2008	15.437685	11.649125	-24.54%	2,161,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.431504	25.716095	14.64%	1,211,722
2016	21.044992	22.431504	6.59%	1,379,557
2015	21.577330	21.044992	-2.47%	1,511,194
2014	20.924427	21.577330	3.12%	1,640,136
2013	17.402708	20.924427	20.24%	1,818,107
2012	15.570810	17.402708	11.76%	1,995,916
2011	16.191935	15.570810	-3.84%	2,168,510
2010	14.605638	16.191935	10.86%	2,301,148
2009	11.950716	14.605638	22.22%	2,298,916
2008	17.729297	11.950716	-32.59%	1,912,568
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.642354	17.858160	7.31%	919,804
2016	16.024114	16.642354	3.86%	1,107,593
2015	16.314521	16.024114	-1.78%	1,222,710
2014	15.853731	16.314521	2.91%	1,453,905
2013	14.603455	15.853731	8.56%	1,599,641
2012	13.758057	14.603455	6.14%	1,595,537
2011	13.719595	13.758057	0.28%	1,442,358
2010	12.867974	13.719595	6.62%	1,397,388
2009	11.432441	12.867974	12.56%	1,153,558
2008	13.696706	11.432441	-16.53%	668,566
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.866170	28.548787	24.85%	170,373
2016	22.523552	22.866170	1.52%	202,386
2015	21.870050	22.523552	2.99%	231,862
2014	20.503983	21.870050	6.66%	294,511
2013	15.312714	20.503983	33.90%	331,783
2012	13.161472	15.312714	16.34%	388,602
2011	13.738189	13.161472	-4.20%	466,857
2010	12.885329	13.738189	6.62%	574,718
2009*	10.000000	12.885329	28.85%	4,354
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.164984	11.740739	15.50%	50,147
2016	9.530877	10.164984	6.65%	15,656
2015	9.923636	9.530877	-3.96%	5,251
2014*	10.000000	9.923636	-0.76%	0
129

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.765319	12.872443	19.57%	306
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	37.342141	42.480042	13.76%	50,857
2016	31.594927	37.342141	18.19%	55,975
2015	32.993849	31.594927	-4.24%	58,364
2014	30.690390	32.993849	7.51%	60,167
2013	23.477812	30.690390	30.72%	68,875
2012	20.342486	23.477812	15.41%	76,827
2011	21.244633	20.342486	-4.25%	84,953
2010	17.133429	21.244633	24.00%	86,245
2009	12.751660	17.133429	34.36%	83,414
2008	20.427933	12.751660	-37.58%	45,377
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.110733	15.787057	4.48%	265,295
2016	14.155154	15.110733	6.75%	262,198
2015	14.836111	14.155154	-4.59%	293,866
2014	14.535835	14.836111	2.07%	309,070
2013	14.962997	14.535835	-2.85%	301,809
2012	13.568081	14.962997	10.28%	277,177
2011	13.083288	13.568081	3.71%	266,426
2010	12.041376	13.083288	8.65%	271,292
2009	9.853499	12.041376	22.20%	224,969
2008	12.125745	9.853499	-18.74%	121,711
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.835683	12.131922	23.35%	602,091
2016	10.264111	9.835683	-4.17%	710,539
2015	10.515782	10.264111	-2.39%	786,187
2014	10.849797	10.515782	-3.08%	819,193
2013	9.120622	10.849797	18.96%	872,532
2012	8.036198	9.120622	13.49%	925,250
2011	9.050027	8.036198	-11.20%	1,044,556
2010	8.093736	9.050027	11.82%	985,664
2009	6.052492	8.093736	33.73%	1,499,012
2008*	10.000000	6.052492	-39.48%	1,605,244
130

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.369324	17.300233	20.40%	170,306
2016	13.930623	14.369324	3.15%	191,817
2015	14.979570	13.930623	-7.00%	206,158
2014	16.879954	14.979570	-11.26%	207,505
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.254637	18.190808	27.61%	229,071
2016	14.224750	14.254637	0.21%	277,298
2015	14.038767	14.224750	1.32%	311,359
2014	12.972341	14.038767	8.22%	364,742
2013	9.822877	12.972341	32.06%	418,816
2012	8.608756	9.822877	14.10%	441,741
2011	9.054459	8.608756	-4.92%	515,213
2010	7.988688	9.054459	13.34%	526,366
2009	6.285917	7.988688	27.09%	958,399
2008*	10.000000	6.285917	-37.14%	10,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.415780	16.198467	12.37%	67,438
2016	12.643162	14.415780	14.02%	73,167
2015	13.326338	12.643162	-5.13%	92,042
2014	12.303435	13.326338	8.31%	98,122
2013	9.274032	12.303435	32.67%	97,118
2012	8.027444	9.274032	15.53%	96,819
2011	8.700219	8.027444	-7.73%	112,507
2010	7.854021	8.700219	10.77%	137,317
2009	6.274075	7.854021	25.18%	136,800
2008*	10.000000	6.274075	-37.26%	12,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.350697	17.981106	25.30%	281,949
2016	13.771644	14.350697	4.20%	348,264
2015	14.065582	13.771644	-2.09%	376,018
2014	13.802708	14.065582	1.90%	439,466
2013	10.135533	13.802708	36.18%	465,069
2012	8.998670	10.135533	12.63%	524,372
2011	9.585284	8.998670	-6.12%	619,447
2010	7.714076	9.585284	24.26%	616,327
2009	6.196535	7.714076	24.49%	895,771
2008*	10.000000	6.196535	-38.03%	580,177
131

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.651519	20.862204	11.85%	245,702
2016	16.142678	18.651519	15.54%	288,974
2015	16.918435	16.142678	-4.59%	331,753
2014	14.715228	16.918435	14.97%	386,909
2013	11.038815	14.715228	33.30%	438,512
2012	9.657332	11.038815	14.31%	508,392
2011	10.062592	9.657332	-4.03%	591,440
2010	8.560970	10.062592	17.54%	601,843
2009	6.678536	8.560970	28.19%	888,140
2008*	10.000000	6.678536	-33.21%	1,171,386
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.946693	28.103221	22.47%	6,910
2016	21.612703	22.946693	6.17%	8,203
2015	21.881801	21.612703	-1.23%	12,622
2014	21.720263	21.881801	0.74%	19,757
2013	15.357297	21.720263	41.43%	18,470
2012	13.821797	15.357297	11.11%	18,943
2011	14.189699	13.821797	-2.59%	30,715
2010	11.544128	14.189699	22.92%	38,785
2009	9.238210	11.544128	24.96%	28,215
2008	17.587905	9.238210	-47.47%	30,881
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.399716	39.963615	6.86%	7,572
2016	30.302270	37.399716	23.42%	8,367
2015	32.912037	30.302270	-7.93%	9,528
2014	31.375631	32.912037	4.90%	11,190
2013	22.806201	31.375631	37.57%	16,024
2012	19.295405	22.806201	18.19%	16,529
2011	20.771140	19.295405	-7.10%	19,889
2010	16.715464	20.771140	24.26%	22,832
2009	13.517550	16.715464	23.66%	27,747
2008	20.323216	13.517550	-33.49%	22,938
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.665525	37.444103	11.22%	17,988
2016	27.960178	33.665525	20.41%	20,453
2015	29.007985	27.960178	-3.61%	22,171
2014	29.361478	29.007985	-1.20%	26,170
2013	21.262124	29.361478	38.09%	27,153
2012	18.781832	21.262124	13.21%	30,605
2011	20.293371	18.781832	-7.45%	37,577
2010	16.526315	20.293371	22.79%	40,600
2009	12.512624	16.526315	32.08%	48,370
2008	20.659969	12.512624	-39.44%	136,633
132

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.207811	27.419352	18.15%	277,378
2016	21.249049	23.207811	9.22%	332,903
2015	21.485335	21.249049	-1.10%	377,418
2014	19.557070	21.485335	9.86%	408,910
2013	15.219252	19.557070	28.50%	464,546
2012	13.606781	15.219252	11.85%	507,823
2011	13.796466	13.606781	-1.37%	598,417
2010	12.402068	13.796466	11.24%	583,772
2009	10.053611	12.402068	23.36%	977,649
2008	17.525749	10.053611	-42.64%	1,213,908
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.418766	13.994583	4.29%	61,269
2016	12.742525	13.418766	5.31%	71,185
2015	13.747681	12.742525	-7.31%	79,820
2014	10.880056	13.747681	26.36%	81,531
2013	10.782698	10.880056	0.90%	103,505
2012	9.495610	10.782698	13.55%	107,708
2011	9.105436	9.495610	4.29%	136,314
2010	7.138633	9.105436	27.55%	188,777
2009	5.567096	7.138633	28.23%	212,464
2008*	10.000000	5.567096	-44.33%	12,966
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.065600	16.753453	19.11%	100,161
2016	12.850917	14.065600	9.45%	95,636
2015	12.957639	12.850917	-0.82%	38,073
2014	11.663193	12.957639	11.10%	23,892
2013*	10.000000	11.663193	16.63%	1,807
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.086926	10.067388	-0.19%	168,082
2016	10.016511	10.086926	0.70%	167,906
2015	10.229826	10.016511	-2.09%	192,028
2014	10.360863	10.229826	-1.26%	217,806
2013	10.534295	10.360863	-1.65%	231,849
2012	10.357453	10.534295	1.71%	218,112
2011	10.406354	10.357453	-0.47%	245,558
2010	10.341446	10.406354	0.63%	272,573
2009	9.826970	10.341446	5.24%	265,263
2008*	10.000000	9.826970	-1.73%	25,675
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.286741	16.028103	12.19%	10,205
2016	12.029765	14.286741	18.76%	14,172
2015	12.872484	12.029765	-6.55%	9,234
2014	12.531398	12.872484	2.72%	1,410
2013*	10.000000	12.531398	25.31%	0
133

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.588149	16.384184	20.58%	580,183
2016	13.676995	13.588149	-0.65%	691,251
2015	14.486038	13.676995	-5.58%	723,541
2014	16.051858	14.486038	-9.75%	726,538
2013	13.604035	16.051858	17.99%	744,857
2012	11.581113	13.604035	17.47%	808,918
2011	13.459684	11.581113	-13.96%	886,685
2010	12.881784	13.459684	4.49%	783,848
2009*	10.000000	12.881784	28.82%	1,185,560
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	29.428104	36.016933	22.39%	1,669
2016	28.754174	29.428104	2.34%	1,709
2015	28.978087	28.754174	-0.77%	2,658
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.909771	9.823603	-0.87%	461,959
2016	9.964312	9.909771	-0.55%	482,895
2015	10.123198	9.964312	-1.57%	534,187
2014	10.241052	10.123198	-1.15%	594,585
2013	10.359573	10.241052	-1.14%	621,455
2012	10.080351	10.359573	2.77%	632,186
2011	10.229857	10.080351	-1.46%	630,104
2010	9.889402	10.229857	3.44%	575,554
2009	8.881836	9.889402	11.34%	776,221
2008	10.442362	8.881836	-14.94%	1,262,149
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	25.153906	29.269864	16.36%	4,810
2016	23.302573	25.153906	7.94%	6,414
2015	23.828110	23.302573	-2.21%	8,621
2014	21.971464	23.828110	8.45%	17,764
2013	16.251507	21.971464	35.20%	31,900
2012	14.905135	16.251507	9.03%	39,811
2011	15.652245	14.905135	-4.77%	48,153
2010	12.967155	15.652245	20.71%	52,482
2009	10.042218	12.967155	29.13%	67,174
2008	16.879012	10.042218	-40.50%	71,691
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.945022	38.769523	33.94%	21,768
2016	29.505521	28.945022	-1.90%	28,110
2015	28.967317	29.505521	1.86%	32,751
2014	28.889338	28.967317	0.27%	36,425
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	1,278
2011	21.680358	19.485172	-10.13%	1,331
2010	19.071417	21.680358	13.68%	1,733
2009	13.929309	19.071417	36.92%	1,733
2008	23.760837	13.929309	-41.38%	1,973
134

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.001326	10.419978	4.19%	7,423
2016	9.578845	10.001326	4.41%	7,530
2015	9.998625	9.578845	-4.20%	8,227
2014	9.929325	9.998625	0.70%	8,444
2013	10.143415	9.929325	-2.11%	6,694
2012*	10.000000	10.143415	1.43%	7,252
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.721003	10.834904	24.24%	40,113
2016	9.123662	8.721003	-4.41%	25,572
2015	9.006445	9.123662	1.30%	7,921
2014*	10.000000	9.006445	-9.94%	4,953
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.270018	28.959603	14.60%	290,706
2016	23.108011	25.270018	9.36%	350,199
2015	22.810911	23.108011	1.30%	404,591
2014	21.029962	22.810911	8.47%	440,201
2013	16.284679	21.029962	29.14%	498,308
2012	14.214463	16.284679	14.56%	537,079
2011	14.512770	14.214463	-2.06%	648,284
2010	12.752848	14.512770	13.80%	650,460
2009	10.141101	12.752848	25.75%	988,644
2008	16.818258	10.141101	-39.70%	1,094,547
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.883159	41.280631	11.92%	27,669
2016	31.900693	36.883159	15.62%	31,225
2015	34.575949	31.900693	-7.74%	33,543
2014	31.518440	34.575949	9.70%	34,771
2013	22.812364	31.518440	38.16%	34,685
2012	19.732795	22.812364	15.61%	43,102
2011	20.573839	19.732795	-4.09%	48,406
2010	17.016614	20.573839	20.90%	56,932
2009	12.652987	17.016614	34.49%	55,759
2008	20.773571	12.652987	-39.09%	348,365
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.177430	11.337668	11.40%	24,688
2016	9.174242	10.177430	10.93%	31,161
2015	10.282437	9.174242	-10.78%	45,365
2014	10.418202	10.282437	-1.30%	46,656
2013	10.592193	10.418202	-1.64%	54,670
2012*	10.000000	10.592193	5.92%	16,448
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.703224	10.466306	7.86%	0
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
135

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.698826	11.640547	8.80%	36,720
2016	10.581627	10.698826	1.11%	37,249
2015	11.602645	10.581627	-8.80%	78,704
2014	11.773874	11.602645	-1.45%	78,910
2013	12.825863	11.773874	-8.20%	80,409
2012	12.405808	12.825863	3.39%	80,745
2011	11.646011	12.405808	6.52%	78,016
2010	10.837712	11.646011	7.46%	85,629
2009*	10.000000	10.837712	8.38%	36,039
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.061363	11.004411	-0.51%	607,502
2016	11.112815	11.061363	-0.46%	631,541
2015	11.287188	11.112815	-1.54%	729,280
2014	11.402909	11.287188	-1.01%	785,563
2013	11.633026	11.402909	-1.98%	811,023
2012	11.196933	11.633026	3.89%	786,417
2011	11.282116	11.196933	-0.76%	745,018
2010	10.916941	11.282116	3.35%	733,051
2009*	10.000000	10.916941	9.17%	676,572
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.083914	10.136327	0.52%	1,017
2016*	10.000000	10.083914	0.84%	602
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.500133	10.813864	2.99%	101,077
2016	10.417511	10.500133	0.79%	86,039
2015	10.567590	10.417511	-1.42%	102,177
2014	10.325496	10.567590	2.34%	112,927
2013	10.729699	10.325496	-3.77%	120,834
2012	9.973762	10.729699	7.58%	110,612
2011*	10.000000	9.973762	-0.26%	30,605
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.230168	12.30%	10,401
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.319866	13.273406	28.62%	0
2016*	10.000000	10.319866	3.20%	36
136

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.469492	20.483453	24.37%	903
2016	17.183618	16.469492	-4.16%	715
2015	17.465233	17.183618	-1.61%	715
2014	19.068804	17.465233	-8.41%	821
2013	15.154349	19.068804	25.83%	827
2012	12.652021	15.154349	19.78%	833
2011	15.502307	12.652021	-18.39%	839
2010	14.340444	15.502307	8.10%	906
2009	11.711052	14.340444	22.45%	912
2008	21.267332	11.711052	-44.93%	919
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.121882	33.925565	25.09%	14,957
2016	30.916649	27.121882	-12.27%	11,302
2015	27.978326	30.916649	10.50%	14,808
2014	21.700606	27.978326	28.93%	16,399
2013	14.674413	21.700606	47.88%	11,946
2012	11.401817	14.674413	28.70%	12,205
2011	10.512665	11.401817	8.46%	6,135
2010*	10.000000	10.512665	5.13%	782
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.583041	7.303833	-3.68%	2,719
2016	5.381461	7.583041	40.91%	1,330
2015	8.252493	5.381461	-34.79%	1,652
2014	10.414541	8.252493	-20.76%	1,677
2013	9.610602	10.414541	8.37%	8,541
2012*	10.000000	9.610602	-3.89%	9,164
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.735013	7.470975	-3.41%	2,646
2016	5.477963	7.735013	41.20%	2,692
2015	8.377851	5.477963	-34.61%	2,972
2014	10.540980	8.377851	-20.52%	7,254
2013	9.706281	10.540980	8.60%	7,994
2012*	10.000000	9.706281	-2.94%	16,972
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.028372	28.477419	23.66%	37,201
2016	21.752313	23.028372	5.87%	42,173
2015	22.796945	21.752313	-4.58%	49,972
2014	23.647102	22.796945	-3.60%	52,424
2013	16.020725	23.647102	47.60%	52,063
2012	15.116906	16.020725	5.98%	60,740
2011	16.126972	15.116906	-6.26%	62,130
2010	12.947558	16.126972	24.56%	61,819
2009	8.633268	12.947558	49.97%	24,620
137

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.248806	11.290392	10.16%	0
2016	10.289597	10.248806	-0.40%	0
2015	10.820124	10.289597	-4.90%	0
2014	10.776671	10.820124	0.40%	0
2013	9.992429	10.776671	7.85%	0
2012*	10.000000	9.992429	-0.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	17.692040	20.218882	14.28%	0
2016	16.530336	17.692040	7.03%	0
2015	16.915225	16.530336	-2.28%	0
2014	16.063627	16.915225	5.30%	0
2013	12.386813	16.063627	29.68%	0
2012	10.966085	12.386813	12.96%	0
2011	10.729293	10.966085	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.015502	29.377571	8.74%	0
2016	22.465944	27.015502	20.25%	0
2015	24.725128	22.465944	-9.14%	0
2014	23.554660	24.725128	4.97%	0
2013	17.761715	23.554660	32.61%	0
2012	15.561978	17.761715	14.14%	0
2011	17.674520	15.561978	-11.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.776555	9.766585	-0.10%	0
2016	9.719466	9.776555	0.59%	0
2015	10.343041	9.719466	-6.03%	0
2014	10.391966	10.343041	-0.47%	0
2013	11.785070	10.391966	-11.82%	0
2012	11.391271	11.785070	3.46%	0
2011	10.578967	11.391271	7.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	17.143972	19.873416	15.92%	0
2016	15.716851	17.143972	9.08%	0
2015	17.344145	15.716851	-9.38%	0
2014	16.024973	17.344145	8.23%	0
2013	12.275747	16.024973	30.54%	0
2012	11.132376	12.275747	10.27%	0
2011	11.232296	11.132376	-0.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	21.065464	22.626671	7.41%	0
2016	17.814046	21.065464	18.25%	0
2015	18.785725	17.814046	-5.17%	0
2014	16.773447	18.785725	12.00%	0
2013	13.401449	16.773447	25.16%	0
2012	11.968197	13.401449	11.98%	0
2011	12.526294	11.968197	-4.46%	0
138

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.748783	12.065687	12.25%	0
2016	9.611255	10.748783	11.84%	0
2015*	10.000000	9.611255	-3.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.766068	13.987817	9.57%	0
2016	12.762681	12.766068	0.03%	0
2015	13.380220	12.762681	-4.62%	0
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.863412	10.177130	3.18%	0
2016	9.072963	9.863412	8.71%	0
2015*	10.000000	9.072963	-9.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.516433	9.464035	-0.55%	0
2016	9.638903	9.516433	-1.27%	0
2015*	10.000000	9.638903	-3.61%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.045560	0.46%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	13.947041	15.019697	7.69%	0
2016	11.041412	13.947041	26.32%	0
2015	12.251569	11.041412	-9.88%	0
2014	12.039328	12.251569	1.76%	0
2013*	10.000000	12.039328	20.39%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.172680	12.385412	10.85%	0
2016	10.064632	11.172680	11.01%	0
2015	10.715601	10.064632	-6.07%	0
2014*	10.000000	10.715601	7.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	27.774566	30.083324	8.31%	0
2016	22.925348	27.774566	21.15%	0
2015	24.361491	22.925348	-5.90%	0
2014	24.052574	24.361491	1.28%	0
2013	17.740132	24.052574	35.58%	0
2012	15.909255	17.740132	11.51%	0
2011	16.418359	15.909255	-3.10%	0
139

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	18.249539	21.315897	16.80%	0
2016	16.994456	18.249539	7.39%	0
2015	17.486426	16.994456	-2.81%	0
2014	16.046070	17.486426	8.98%	0
2013	12.644560	16.046070	26.90%	0
2012	11.365854	12.644560	11.25%	0
2011	11.607429	11.365854	-2.08%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	15.531186	19.008460	22.39%	0
2016	14.974698	15.531186	3.72%	0
2015	15.975590	14.974698	-6.27%	0
2014	15.377242	15.975590	3.89%	0
2013	13.208693	15.377242	16.42%	0
2012	12.448251	13.208693	6.11%	0
2011	11.880420	12.448251	4.78%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	15.087763	18.082036	19.85%	0
2016	13.406735	15.087763	12.54%	0
2015	14.274751	13.406735	-6.08%	0
2014	14.622423	14.274751	-2.38%	0
2013	10.238765	14.622423	42.81%	0
2012	8.838654	10.238765	15.84%	0
2011	10.673667	8.838654	-17.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.766997	9.735450	-0.32%	0
2016	9.303681	9.766997	4.98%	0
2015	9.752899	9.303681	-4.61%	0
2014*	10.000000	9.752899	-2.47%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	9.609182	10.247305	6.64%	0
2016	10.440005	9.609182	-7.96%	0
2015	11.580766	10.440005	-9.85%	0
2014	12.181666	11.580766	-4.93%	0
2013	10.888433	12.181666	11.88%	0
2012	10.271983	10.888433	6.00%	0
2011	11.281843	10.271983	-8.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.061085	10.058358	-0.03%	0
2016	10.084975	10.061085	-0.24%	0
2015	10.513252	10.084975	-4.07%	0
2014	10.541211	10.513252	-0.27%	0
2013	10.859078	10.541211	-2.93%	0
2012	10.298633	10.859078	5.44%	0
2011	10.479115	10.298633	-1.72%	0
140

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	11.906384	12.941310	8.69%	0
2016	11.742014	11.906384	1.40%	0
2015	12.251866	11.742014	-4.16%	0
2014	12.202156	12.251866	0.41%	0
2013	11.187907	12.202156	9.07%	0
2012	10.407250	11.187907	7.50%	0
2011	10.846980	10.407250	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	12.420952	13.915212	12.03%	0
2016	12.183194	12.420952	1.95%	0
2015	12.703102	12.183194	-4.09%	0
2014	12.605108	12.703102	0.78%	0
2013	11.313594	12.605108	11.42%	0
2012	10.385701	11.313594	8.93%	0
2011	10.913804	10.385701	-4.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	13.022254	15.145270	16.30%	0
2016	12.704397	13.022254	2.50%	0
2015	13.255969	12.704397	-4.16%	0
2014	13.135134	13.255969	0.92%	0
2013	11.228615	13.135134	16.98%	0
2012	10.118754	11.228615	10.97%	0
2011	10.807090	10.118754	-6.37%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.270366	11.491639	11.89%	0
2016*	10.000000	10.270366	2.70%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	13.566767	12.710100	-6.31%	0
2016	10.545911	13.566767	28.64%	0
2015	13.812211	10.545911	-23.65%	0
2014	16.434201	13.812211	-15.95%	0
2013	13.739147	16.434201	19.62%	0
2012	13.616309	13.739147	0.90%	0
2011	14.906335	13.616309	-8.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.138382	18.603894	8.55%	0
2016	15.109839	17.138382	13.43%	0
2015	16.376477	15.109839	-7.73%	0
2014	15.668270	16.376477	4.52%	0
2013	12.721433	15.668270	23.16%	0
2012	11.280523	12.721433	12.77%	0
2011	11.630861	11.280523	-3.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.084248	12.455224	12.37%	0
2016*	10.000000	11.084248	10.84%	0
141

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	17.222082	22.373753	29.91%	0
2016	17.774965	17.222082	-3.11%	0
2015	17.256855	17.774965	3.00%	0
2014	16.133764	17.256855	6.96%	0
2013	12.312122	16.133764	31.04%	0
2012	11.170652	12.312122	10.22%	0
2011	11.596693	11.170652	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	10.257224	10.278426	0.21%	0
2016	10.188467	10.257224	0.67%	0
2015	10.665103	10.188467	-4.47%	0
2014	10.480338	10.665103	1.76%	0
2013	11.107089	10.480338	-5.64%	0
2012	10.917133	11.107089	1.74%	0
2011	10.584819	10.917133	3.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	28.375452	32.958491	16.15%	0
2016	26.310300	28.375452	7.85%	0
2015	27.759354	26.310300	-5.22%	0
2014	27.172163	27.759354	2.16%	0
2013	20.755780	27.172163	30.91%	0
2012	18.805365	20.755780	10.37%	0
2011	21.892667	18.805365	-14.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	15.155653	18.983852	25.26%	0
2016	16.602967	15.155653	-8.72%	0
2015	16.682182	16.602967	-0.47%	0
2014	18.880936	16.682182	-11.65%	0
2013	15.054277	18.880936	25.42%	0
2012	12.980552	15.054277	15.98%	0
2011	16.297991	12.980552	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.004953	24.103771	14.75%	0
2016	19.948866	21.004953	5.29%	0
2015	21.387113	19.948866	-6.72%	0
2014	20.840074	21.387113	2.62%	0
2013	16.614222	20.840074	25.44%	0
2012	13.571817	16.614222	22.42%	0
2011	15.484671	13.571817	-12.35%	0
142

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	10.626975	11.466905	7.90%	0
2016	9.744054	10.626975	9.06%	0
2015	10.783332	9.744054	-9.64%	0
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	12.257657	12.954128	5.68%	0
2016	11.156112	12.257657	9.87%	0
2015	12.457696	11.156112	-10.45%	0
2014	12.359163	12.457696	0.80%	0
2013	11.257763	12.359163	9.78%	0
2012	10.372835	11.257763	8.53%	0
2011	10.514202	10.372835	-1.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	18.674072	21.694122	16.17%	0
2016	16.700257	18.674072	11.82%	0
2015	17.989223	16.700257	-7.17%	0
2014	17.172703	17.989223	4.75%	0
2013	13.742778	17.172703	24.96%	0
2012	12.740628	13.742778	7.87%	0
2011	12.473865	12.740628	2.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	25.751253	27.457174	6.62%	0
2016	20.526970	25.751253	25.45%	0
2015	23.004201	20.526970	-10.77%	0
2014	23.740432	23.004201	-3.10%	0
2013	18.085383	23.740432	31.27%	0
2012	15.856364	18.085383	14.06%	0
2011	17.098949	15.856364	-7.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.061791	10.907906	35.30%	0
2016	7.123661	8.061791	13.17%	0
2015	9.196740	7.123661	-22.54%	0
2014*	10.000000	9.196740	-8.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	14.959121	16.821084	12.45%	0
2016	14.484922	14.959121	3.27%	0
2015	16.077906	14.484922	-9.91%	0
2014	18.777692	16.077906	-14.38%	0
2013	15.848164	18.777692	18.48%	0
2012	13.913125	15.848164	13.91%	0
2011	16.157945	13.913125	-13.89%	0
143

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	8.996569	8.836023	-1.78%	0
2016	9.069886	8.996569	-0.81%	0
2015	9.837079	9.069886	-7.80%	0
2014*	10.000000	9.837079	-1.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.058264	10.963046	9.00%	0
2016	10.004244	10.058264	0.54%	0
2015	11.024684	10.004244	-9.26%	0
2014	11.008012	11.024684	0.15%	0
2013	10.060066	11.008012	9.42%	0
2012*	10.000000	10.060066	0.60%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.252126	9.242955	-0.10%	0
2016	9.648317	9.252126	-4.11%	0
2015	9.832051	9.648317	-1.87%	0
2014	9.750184	9.832051	0.84%	0
2013*	10.000000	9.750184	-2.50%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.216805	16.178193	22.41%	0
2016	13.444916	13.216805	-1.70%	0
2015	13.321517	13.444916	0.93%	0
2014	12.782067	13.321517	4.22%	0
2013	9.489563	12.782067	34.70%	0
2012*	10.000000	9.489563	-5.10%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.243483	13.526733	10.48%	0
2016	11.228061	12.243483	9.04%	0
2015	12.174680	11.228061	-7.78%	0
2014	12.130197	12.174680	0.37%	0
2013	9.799988	12.130197	23.78%	0
2012*	10.000000	9.799988	-2.00%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.346946	14.532097	17.70%	0
2016	12.740522	12.346946	-3.09%	0
2015	13.086915	12.740522	-2.65%	0
2014	12.612679	13.086915	3.76%	0
2013	9.582612	12.612679	31.62%	0
2012*	10.000000	9.582612	-4.17%	0
144

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.447849	13.047052	13.97%	0
2016	12.193526	11.447849	-6.12%	0
2015	13.808185	12.193526	-11.69%	0
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.220682	11.534418	2.80%	0
2016	10.022142	11.220682	11.96%	0
2015	11.125621	10.022142	-9.92%	0
2014	11.331232	11.125621	-1.81%	0
2013	10.642927	11.331232	6.47%	0
2012*	10.000000	10.642927	6.43%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	11.966808	14.632959	22.28%	0
2016	11.703195	11.966808	2.25%	0
2015	12.891860	11.703195	-9.22%	0
2014	12.404126	12.891860	3.93%	0
2013	9.907615	12.404126	25.20%	0
2012*	10.000000	9.907615	-0.92%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	16.762462	19.081840	13.84%	0
2016	16.674716	16.762462	0.53%	0
2015	17.235700	16.674716	-3.25%	0
2014	16.527046	17.235700	4.29%	0
2013	14.317618	16.527046	15.43%	0
2012	13.108074	14.317618	9.23%	0
2011	13.421658	13.108074	-2.34%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.485302	9.446476	-0.41%	0
2016	9.629677	9.485302	-1.50%	0
2015*	10.000000	9.629677	-3.70%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	22.665908	28.392963	25.27%	0
2016	23.073977	22.665908	-1.77%	0
2015	21.394117	23.073977	7.85%	0
2014	20.471114	21.394117	4.51%	0
2013	16.232609	20.471114	26.11%	0
2012	13.603215	16.232609	19.33%	0
2011	15.170683	13.603215	-10.33%	0
145

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	14.897359	20.803367	39.64%	0
2016	13.579025	14.897359	9.71%	0
2015	13.467781	13.579025	0.83%	0
2014	12.783000	13.467781	5.36%	0
2013	9.798954	12.783000	30.45%	0
2012*	10.000000	9.798954	-2.01%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	16.947193	21.361395	26.05%	0
2016	18.852145	16.947193	-10.10%	0
2015	21.456090	18.852145	-12.14%	0
2014	25.335572	21.456090	-15.31%	0
2013	23.009015	25.335572	10.11%	0
2012	21.101664	23.009015	9.04%	0
2011	32.367948	21.101664	-34.81%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.338675	10.271366	23.18%	0
2016	7.164674	8.338675	16.39%	0
2015	9.302107	7.164674	-22.98%	0
2014*	10.000000	9.302107	-6.98%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.816652	9.824819	0.08%	0
2016*	10.000000	9.816652	-1.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.065076	14.687527	21.74%	0
2016	11.508244	12.065076	4.84%	0
2015	12.206249	11.508244	-5.72%	0
2014	13.695309	12.206249	-10.87%	0
2013	10.065031	13.695309	36.07%	0
2012*	10.000000	10.065031	0.65%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	20.952996	23.693406	13.08%	0
2016	19.111608	20.952996	9.63%	0
2015	20.022662	19.111608	-4.55%	0
2014	18.857229	20.022662	6.18%	0
2013	14.433371	18.857229	30.65%	0
2012	12.928100	14.433371	11.64%	0
2011	13.479742	12.928100	-4.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
146

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.751579	12.037463	23.44%	0
2016	9.561379	9.751579	1.99%	0
2015*	10.000000	9.561379	-4.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	9.796769	9.996660	2.04%	0
2016	9.604029	9.796769	2.01%	0
2015	10.051547	9.604029	-4.45%	0
2014	9.698547	10.051547	3.64%	0
2013	10.124747	9.698547	-4.21%	0
2012	9.624464	10.124747	5.20%	0
2011	9.475986	9.624464	1.57%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	15.686265	16.564266	5.60%	0
2016	14.721132	15.686265	6.56%	0
2015	15.460683	14.721132	-4.78%	0
2014	15.595667	15.460683	-0.87%	0
2013	17.740106	15.595667	-12.09%	0
2012	15.621206	17.740106	13.56%	0
2011	15.167208	15.621206	2.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	8.967041	9.724638	8.45%	0
2016	8.094185	8.967041	10.78%	0
2015*	10.000000	8.094185	-19.06%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	14.554398	16.481771	13.24%	0
2016	13.606841	14.554398	6.96%	0
2015	15.212823	13.606841	-10.56%	0
2014	16.122093	15.212823	-5.64%	0
2013	12.683780	16.122093	27.11%	0
2012	10.736115	12.683780	18.14%	0
2011	11.244433	10.736115	-4.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	20.984909	21.927474	4.49%	0
2016	18.115839	20.984909	15.84%	0
2015	19.676272	18.115839	-7.93%	0
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
147

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.175180	13.585039	11.58%	0
2016	11.591832	12.175180	5.03%	0
2015	11.913744	11.591832	-2.70%	0
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.091149	9.041580	-0.55%	0
2016	9.190983	9.091149	-1.09%	0
2015	9.561278	9.190983	-3.87%	0
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	12.487814	15.760014	26.20%	0
2016	12.935301	12.487814	-3.46%	0
2015	12.600877	12.935301	2.65%	0
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	12.985411	15.991291	23.15%	0
2016	12.355947	12.985411	5.09%	0
2015	12.049597	12.355947	2.54%	0
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	11.684269	13.727975	17.49%	0
2016	10.915349	11.684269	7.04%	0
2015	11.207129	10.915349	-2.60%	0
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
148

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	18.089888	20.515035	13.41%	0
2016	15.967201	18.089888	13.29%	0
2015	17.727338	15.967201	-9.93%	0
2014	16.891180	17.727338	4.95%	0
2013	12.956862	16.891180	30.36%	0
2012	11.380812	12.956862	13.85%	0
2011	12.120138	11.380812	-6.10%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.931443	11.334199	14.12%	0
2016*	10.000000	9.931443	-0.69%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	14.857023	15.283626	2.87%	0
2016	13.506172	14.857023	10.00%	0
2015	14.393241	13.506172	-6.16%	0
2014	14.566991	14.393241	-1.19%	0
2013	14.120157	14.566991	3.16%	0
2012	12.793959	14.120157	10.37%	0
2011	12.789162	12.793959	0.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.673616	14.034152	20.22%	0
2016	10.669489	11.673616	9.41%	0
2015	11.207408	10.669489	-4.80%	0
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.130280	14.975976	14.06%	0
2016	12.375253	13.130280	6.10%	0
2015	12.898039	12.375253	-4.05%	0
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	10.809453	12.478416	15.44%	0
2016	10.351962	10.809453	4.42%	0
2015	10.936022	10.351962	-5.34%	0
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
149

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.533705	11.373638	7.97%	0
2016	10.302316	10.533705	2.25%	0
2015	10.807146	10.302316	-4.67%	0
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	10.828052	12.083210	11.59%	0
2016	10.470452	10.828052	3.42%	0
2015	11.013514	10.470452	-4.93%	0
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	9.823164	10.067501	2.49%	0
2016	9.744712	9.823164	0.81%	0
2015	10.188684	9.744712	-4.36%	0
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.844557	10.887062	10.59%	0
2016	9.678605	9.844557	1.71%	0
2015	10.496064	9.678605	-7.79%	0
2014	10.652936	10.496064	-1.47%	0
2013*	10.000000	10.652936	6.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.849808	11.180029	13.51%	0
2016	9.623991	9.849808	2.35%	0
2015	10.500766	9.623991	-8.35%	0
2014	10.789265	10.500766	-2.67%	0
2013*	10.000000	10.789265	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	10.707860	11.759568	9.82%	0
2016	10.410740	10.707860	2.85%	0
2015	10.921606	10.410740	-4.68%	0
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
150

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	10.776789	12.261101	13.77%	0
2016	10.394776	10.776789	3.68%	0
2015	10.953803	10.394776	-5.10%	0
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.372071	10.982608	5.89%	0
2016	10.154812	10.372071	2.14%	0
2015	10.653034	10.154812	-4.68%	0
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.151704	10.191043	0.39%	0
2016	10.033003	10.151704	1.18%	0
2015	10.505615	10.033003	-4.50%	0
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.865709	10.864606	-0.01%	0
2016	10.912150	10.865709	-0.43%	0
2015	11.384449	10.912150	-4.15%	0
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.690280	11.007730	13.60%	0
2016	9.028213	9.690280	7.33%	0
2015*	10.000000	9.028213	-9.72%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.667473	10.604222	9.69%	0
2016	9.223785	9.667473	4.81%	0
2015*	10.000000	9.223785	-7.76%	0
151

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	18.708817	25.460270	36.09%	0
2016	18.064430	18.708817	3.57%	0
2015	22.382876	18.064430	-19.29%	0
2014	24.643355	22.382876	-9.17%	0
2013	25.467852	24.643355	-3.24%	0
2012	22.595781	25.467852	12.71%	0
2011	30.297255	22.595781	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.240919	9.090153	-1.63%	0
2016	9.519407	9.240919	-2.93%	0
2015	9.890824	9.519407	-3.76%	0
2014	9.816962	9.890824	0.75%	0
2013	10.619615	9.816962	-7.56%	0
2012	10.695994	10.619615	-0.71%	0
2011	10.349132	10.695994	3.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	6.989243	6.763206	-3.23%	0
2016	7.252720	6.989243	-3.63%	0
2015	7.527470	7.252720	-3.65%	0
2014	7.812632	7.527470	-3.65%	0
2013	8.108591	7.812632	-3.65%	0
2012	8.416619	8.108591	-3.66%	0
2011	8.734563	8.416619	-3.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	6.881615	8.426672	22.45%	0
2016	7.096606	6.881615	-3.03%	0
2015	7.610680	7.096606	-6.75%	0
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.349789	8.814500	19.93%	0
2016	7.587757	7.349789	-3.14%	0
2015	7.986245	7.587757	-4.99%	0
2014	8.835611	7.986245	-9.61%	0
2013	7.577946	8.835611	16.60%	0
2012	6.653840	7.577946	13.89%	0
2011	7.923808	6.653840	-16.03%	0
152

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.436991	19.899160	14.12%	0
2016	16.530525	17.436991	5.48%	0
2015	17.329813	16.530525	-4.61%	0
2014	17.132247	17.329813	1.15%	0
2013	13.973494	17.132247	22.61%	0
2012	12.513919	13.973494	11.66%	0
2011	13.518607	12.513919	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.354012	14.300330	7.09%	0
2016	13.036772	13.354012	2.43%	0
2015	13.554204	13.036772	-3.82%	0
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.405523	17.043259	10.63%	0
2016	14.838980	15.405523	3.82%	0
2015	15.483539	14.838980	-4.16%	0
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.332543	10.522255	1.84%	0
2016	10.284351	10.332543	0.47%	0
2015	10.645795	10.284351	-3.40%	0
2014	10.635327	10.645795	0.10%	0
2013	10.529460	10.635327	1.01%	0
2012	10.391525	10.529460	1.33%	0
2011	10.477110	10.391525	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.833759	10.805464	9.88%	0
2016	9.654163	9.833759	1.86%	0
2015	10.355616	9.654163	-6.77%	0
2014	10.490318	10.355616	-1.28%	0
2013*	10.000000	10.490318	4.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.887776	11.144225	12.71%	0
2016	9.594368	9.887776	3.06%	0
2015	10.367967	9.594368	-7.46%	0
2014	10.577391	10.367967	-1.98%	0
2013*	10.000000	10.577391	5.77%	0
153

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	14.074304	15.315289	8.82%	0
2016	13.632170	14.074304	3.24%	0
2015	14.196156	13.632170	-3.97%	0
2014	14.008164	14.196156	1.34%	0
2013	12.465907	14.008164	12.37%	0
2012	11.676782	12.465907	6.76%	0
2011	12.123071	11.676782	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.063314	18.060474	12.43%	0
2016	15.366717	16.063314	4.53%	0
2015	16.066184	15.366717	-4.35%	0
2014	15.887304	16.066184	1.13%	0
2013	13.473802	15.887304	17.91%	0
2012	12.293744	13.473802	9.60%	0
2011	13.035765	12.293744	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	12.258780	12.900728	5.24%	0
2016	12.035463	12.258780	1.86%	0
2015	12.495252	12.035463	-3.68%	0
2014	12.381778	12.495252	0.92%	0
2013	11.630182	12.381778	6.46%	0
2012	11.173495	11.630182	4.09%	0
2011	11.361431	11.173495	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	19.688316	24.107578	22.45%	0
2016	19.774633	19.688316	-0.44%	0
2015	19.579515	19.774633	1.00%	0
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.687608	10.973712	13.28%	0
2016	9.261857	9.687608	4.60%	0
2015	9.833751	9.261857	-5.82%	0
2014*	10.000000	9.833751	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.259774	12.031543	17.27%	0
2016	9.675389	10.259774	6.04%	0
2015	10.027789	9.675389	-3.51%	0
2014*	10.000000	10.027789	0.28%	0
154

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	26.089816	29.107450	11.57%	0
2016	22.508265	26.089816	15.91%	0
2015	23.968450	22.508265	-6.09%	0
2014	22.734782	23.968450	5.43%	0
2013	17.734559	22.734782	28.19%	0
2012	15.669906	17.734559	13.18%	0
2011	16.687004	15.669906	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	11.156295	11.430880	2.46%	0
2016	10.656258	11.156295	4.69%	0
2015	11.389199	10.656258	-6.44%	0
2014	11.378748	11.389199	0.09%	0
2013	11.944164	11.378748	-4.73%	0
2012	11.044758	11.944164	8.14%	0
2011	10.859543	11.044758	1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	11.002933	12.991911	18.08%	0
2016	10.876809	11.002933	1.16%	0
2015	11.926640	10.876809	-8.80%	0
2014	13.704960	11.926640	-12.98%	0
2013	11.750478	13.704960	16.63%	0
2012	10.420191	11.750478	12.77%	0
2011	12.938309	10.420191	-19.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
155

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.171403	13.412944	10.20%	0
2016	10.884643	12.171403	11.82%	0
2015	11.699143	10.884643	-6.96%	0
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.116576	14.889207	22.88%	0
2016	11.856317	12.116576	2.20%	0
2015	12.348264	11.856317	-3.98%	0
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	15.748164	17.275184	9.70%	0
2016	13.897757	15.748164	13.31%	0
2015	14.852953	13.897757	-6.43%	0
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	15.948686	19.156186	20.11%	0
2016	15.316896	15.948686	4.12%	0
2015	15.813491	15.316896	-3.14%	0
2014	16.006363	15.813491	-1.20%	0
2013	11.540192	16.006363	38.70%	0
2012	10.591643	11.540192	8.96%	0
2011	11.087605	10.591643	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	25.319820	26.533945	4.80%	0
2016	20.918022	25.319820	21.04%	0
2015	23.167809	20.918022	-9.71%	0
2014	22.521821	23.167809	2.87%	0
2013	16.693047	22.521821	34.92%	0
2012	14.402385	16.693047	15.90%	0
2011	15.809162	14.402385	-8.90%	0
156

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	23.561449	25.700739	9.08%	0
2016	19.953074	23.561449	18.08%	0
2015	21.109162	19.953074	-5.48%	0
2014	21.787868	21.109162	-3.12%	0
2013	16.088508	21.787868	35.43%	0
2012	14.492624	16.088508	11.01%	0
2011	15.967274	14.492624	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.288748	18.873802	15.87%	0
2016	15.207153	16.288748	7.11%	0
2015	15.679517	15.207153	-3.01%	0
2014	14.553758	15.679517	7.74%	0
2013	11.548877	14.553758	26.02%	0
2012	10.529366	11.548877	9.68%	0
2011	10.886268	10.529366	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.329250	11.587668	2.28%	0
2016	10.969672	11.329250	3.28%	0
2015	12.068432	10.969672	-9.10%	0
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.094186	15.295852	16.81%	0
2016	12.198574	13.094186	7.34%	0
2015	12.542438	12.198574	-2.74%	0
2014	11.512057	12.542438	8.95%	0
2013*	10.000000	11.512057	15.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.516904	8.336478	-2.12%	0
2016	8.623771	8.516904	-1.24%	0
2015	8.981128	8.623771	-3.98%	0
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.299988	14.633418	10.03%	0
2016	11.419022	13.299988	16.47%	0
2015	12.460019	11.419022	-8.35%	0
2014	12.369116	12.460019	0.73%	0
2013*	10.000000	12.369116	23.69%	0
157

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	11.698883	13.834338	18.25%	0
2016	12.007015	11.698883	-2.57%	0
2015	12.968265	12.007015	-7.41%	0
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	21.881587	26.264633	20.03%	0
2016	21.800931	21.881587	0.37%	0
2015	22.404078	21.800931	-2.69%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	7.544358	7.334506	-2.78%	0
2016	7.735053	7.544358	-2.47%	0
2015	8.013365	7.735053	-3.47%	0
2014	8.266517	8.013365	-3.06%	0
2013	8.527088	8.266517	-3.06%	0
2012	8.461315	8.527088	0.78%	0
2011	8.755688	8.461315	-3.36%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.262392	21.982324	14.12%	0
2016	18.195546	19.262392	5.86%	0
2015	18.972836	18.195546	-4.10%	0
2014	17.839456	18.972836	6.35%	0
2013	13.455194	17.839456	32.58%	0
2012	12.584440	13.455194	6.92%	0
2011	13.475359	12.584440	-6.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	20.708765	27.203360	31.36%	0
2016	21.524974	20.708765	-3.79%	0
2015	21.549136	21.524974	-0.11%	0
2014	21.914998	21.549136	-1.67%	0
2013	17.910477	21.914998	22.36%	0
2012	15.370253	17.910477	16.53%	0
2011	17.438711	15.370253	-11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.217745	9.418414	2.18%	0
2016	9.001980	9.217745	2.40%	0
2015	9.581836	9.001980	-6.05%	0
2014	9.703071	9.581836	-1.25%	0
2013	10.107777	9.703071	-4.00%	0
2012*	10.000000	10.107777	1.08%	0
158

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.278541	10.086980	21.84%	0
2016	8.831087	8.278541	-6.26%	0
2015	8.889580	8.831087	-0.66%	0
2014*	10.000000	8.889580	-11.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	17.850493	20.062500	12.39%	0
2016	16.644181	17.850493	7.25%	0
2015	16.754207	16.644181	-0.66%	0
2014	15.750702	16.754207	6.37%	0
2013	12.436956	15.750702	26.64%	0
2012	11.070393	12.436956	12.34%	0
2011	11.525160	11.070393	-3.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	25.625153	28.127456	9.77%	0
2016	22.599141	25.625153	13.39%	0
2015	24.977579	22.599141	-9.52%	0
2014	23.217826	24.977579	7.58%	0
2013	17.135571	23.217826	35.49%	0
2012	15.115276	17.135571	13.37%	0
2011	16.069741	15.115276	-5.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.291380	10.151090	9.25%	0
2016	8.540167	9.291380	8.80%	0
2015	9.760683	8.540167	-12.50%	0
2014	10.084622	9.760683	-3.21%	0
2013	10.455239	10.084622	-3.54%	0
2012*	10.000000	10.455239	4.55%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.795733	10.362319	5.78%	0
2016	8.979339	9.795733	9.09%	0
2015	9.545273	8.979339	-5.93%	0
2014*	10.000000	9.545273	-4.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.211362	9.828869	6.70%	0
2016	9.289625	9.211362	-0.84%	0
2015	10.386841	9.289625	-10.56%	0
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
159

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.523479	9.291718	-2.43%	0
2016	9.755938	9.523479	-2.38%	0
2015	10.104429	9.755938	-3.45%	0
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.952953	9.811726	-1.42%	0
2016*	10.000000	9.952953	-0.47%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.400885	9.495039	1.00%	0
2016	9.510315	9.400885	-1.15%	0
2015	9.837575	9.510315	-3.33%	0
2014	9.801758	9.837575	0.37%	0
2013	10.386309	9.801758	-5.63%	0
2012	9.845468	10.386309	5.49%	0
2011*	10.000000	9.845468	-1.55%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.085805	10.86%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.227847	12.901605	26.14%	0
2016*	10.000000	10.227847	2.28%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	12.611417	15.382806	21.98%	0
2016	13.417094	12.611417	-6.00%	0
2015	13.906001	13.417094	-3.52%	0
2014	15.482352	13.906001	-10.18%	0
2013	12.546554	15.482352	23.40%	0
2012	10.681833	12.546554	17.46%	0
2011	13.346296	10.681833	-19.96%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	23.815318	29.215337	22.67%	0
2016	27.681554	23.815318	-13.97%	0
2015	25.544674	27.681554	8.37%	0
2014	20.203346	25.544674	26.44%	0
2013	13.930987	20.203346	45.02%	0
2012	11.038000	13.930987	26.21%	0
2011	10.377436	11.038000	6.37%	0
160

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	18.173122	22.040161	21.28%	0
2016	17.503663	18.173122	3.82%	0
2015	18.706171	17.503663	-6.43%	0
2014	19.786647	18.706171	-5.46%	0
2013	13.669304	19.786647	44.75%	0
2012	13.153193	13.669304	3.92%	0
2011	14.308302	13.153193	-8.07%	0
161

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
163

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
164

applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
165

Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
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Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
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(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
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(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
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Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
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(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar
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year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America Elite Venue Annuity®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2018. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2017. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2017; therefore, no Condensed Financial Information is available:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.225990	12.609964	12.33%	0
2016	11.053331	11.225990	1.56%	887
2015	11.398410	11.053331	-3.03%	887
2014	11.133083	11.398410	2.38%	887
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	25.681728	29.926415	16.53%	422
2016	23.532724	25.681728	9.13%	482
2015	23.614969	23.532724	-0.35%	1,089
2014	21.992417	23.614969	7.38%	4,955
2013	16.630891	21.992417	32.24%	5,167
2012	14.438026	16.630891	15.19%	5,591
2011	13.853680	14.438026	4.22%	5,808
2010	12.500366	13.853680	10.83%	5,656
2009	10.571782	12.500366	18.24%	5,741
2008	18.144090	10.571782	-41.73%	5,922
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	38.256744	42.419393	10.88%	35,316
2016	31.200744	38.256744	22.61%	37,159
2015	33.673966	31.200744	-7.34%	41,384
2014	31.459395	33.673966	7.04%	42,744
2013	23.263995	31.459395	35.23%	45,682
2012	19.987746	23.263995	16.39%	51,061
2011	22.262631	19.987746	-10.22%	59,616
2010	17.899440	22.262631	24.38%	57,578
2009	12.770620	17.899440	40.16%	34,311
2008	20.230378	12.770620	-36.87%	14,992

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.984597	13.226427	1.86%	327,223
2016	12.659799	12.984597	2.57%	330,770
2015	13.211386	12.659799	-4.18%	371,002
2014	13.017171	13.211386	1.49%	403,073
2013	14.476590	13.017171	-10.08%	452,846
2012	13.721610	14.476590	5.50%	425,493
2011	12.497477	13.721610	9.80%	452,055
2010	12.100594	12.497477	3.28%	491,781
2009	11.174654	12.100594	8.29%	377,266
2008	11.557301	11.174654	-3.31%	197,070
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	24.383315	28.820710	18.20%	0
2016	21.922692	24.383315	11.22%	0
2015	23.724581	21.922692	-7.60%	0
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	444
2012	14.360944	16.148867	12.45%	477
2011	14.210230	14.360944	1.06%	515
2010	12.702518	14.210230	11.87%	554
2009	10.977647	12.702518	15.71%	597
2008	17.118633	10.977647	-35.87%	650
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.453221	28.972226	9.52%	95,332
2016	21.939001	26.453221	20.58%	116,775
2015	22.688162	21.939001	-3.30%	120,716
2014	19.866235	22.688162	14.20%	118,544
2013	15.565748	19.866235	27.63%	129,620
2012	13.631589	15.565748	14.19%	140,540
2011	13.991845	13.631589	-2.57%	159,977
2010	11.969492	13.991845	16.90%	156,980
2009	9.385566	11.969492	27.53%	117,177
2008	12.654442	9.385566	-25.83%	62,806
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.104182	12.709605	14.46%	15,964
2016	9.737612	11.104182	14.03%	16,540
2015*	10.000000	9.737612	-2.62%	86
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.827213	16.565571	11.72%	197,755
2016	14.537422	14.827213	1.99%	235,382
2015	14.945997	14.537422	-2.73%	368,680
2014	14.923860	14.945997	0.15%	444,476
2013	13.275810	14.923860	12.41%	514,991
2012	12.288096	13.275810	8.04%	528,514
2011	12.978965	12.288096	-5.32%	535,597
2010	12.035254	12.978965	7.84%	514,898
2009*	10.000000	12.035254	20.35%	218,544

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.189546	10.720397	5.21%	1,822
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	1,831
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.831075	9.969194	1.40%	46,592
2016	9.765557	9.831075	0.67%	16,394
2015*	10.000000	9.765557	-2.34%	13,475
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.176426	1.76%	1,655
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.981834	16.451231	9.81%	7,000
2016	11.632000	14.981834	28.80%	6,184
2015	12.657171	11.632000	-8.10%	6,745
2014	12.197325	12.657171	3.77%	6,240
2013*	10.000000	12.197325	21.97%	172
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.769594	13.303536	13.03%	31,269
2016	10.397956	11.769594	13.19%	16,768
2015	10.856344	10.397956	-4.22%	15,907
2014*	10.000000	10.856344	8.56%	5,119
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	39.406965	43.521784	10.44%	46,157
2016	31.899888	39.406965	23.53%	53,996
2015	33.242517	31.899888	-4.04%	61,721
2014	32.186213	33.242517	3.28%	68,298
2013	23.280544	32.186213	38.25%	77,622
2012	20.473298	23.280544	13.71%	92,208
2011	20.720623	20.473298	-1.19%	105,966
2010	16.760592	20.720623	23.63%	112,539
2009	13.644443	16.760592	22.84%	57,584
2008	20.102320	13.644443	-32.13%	33,527
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	26.136670	31.128111	19.10%	75,761
2016	23.869921	26.136670	9.50%	84,334
2015	24.085928	23.869921	-0.90%	90,909
2014	21.674639	24.085928	11.12%	94,485
2013	16.749922	21.674639	29.40%	111,343
2012	14.764267	16.749922	13.45%	137,863
2011	14.787085	14.764267	-0.15%	145,392
2010	13.140125	14.787085	12.53%	153,824
2009	10.610643	13.140125	23.84%	151,239
2008	17.230487	10.610643	-38.42%	118,808

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.975600	27.424124	24.79%	35,029
2016	20.779660	21.975600	5.76%	39,518
2015	21.739768	20.779660	-4.42%	51,071
2014	20.520863	21.739768	5.94%	63,470
2013	17.286242	20.520863	18.71%	79,097
2012	15.975323	17.286242	8.21%	82,470
2011	14.952491	15.975323	6.84%	82,356
2010	13.228460	14.952491	13.03%	81,040
2009	11.015450	13.228460	20.09%	62,040
2008	15.953656	11.015450	-30.95%	44,436
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	21.277433	26.001246	22.20%	0
2016	18.542259	21.277433	14.75%	0
2015	19.360898	18.542259	-4.23%	0
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	518
2009	8.430458	10.416903	23.56%	441
2008	13.789376	8.430458	-38.86%	290
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.331401	10.500539	1.64%	419
2016	9.651508	10.331401	7.04%	419
2015	9.921864	9.651508	-2.72%	1,866
2014	10.041128	9.921864	-1.19%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.618165	14.807996	8.74%	0
2016	14.510195	13.618165	-6.15%	0
2015	15.784293	14.510195	-8.07%	0
2014	16.282113	15.784293	-3.06%	0
2013	14.272246	16.282113	14.08%	0
2012	13.203206	14.272246	8.10%	0
2011	14.221336	13.203206	-7.16%	0
2010	12.808384	14.221336	11.03%	0
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.371465	13.630688	1.94%	46,010
2016	13.144729	13.371465	1.72%	68,456
2015	13.437907	13.144729	-2.18%	78,511
2014	13.213100	13.437907	1.70%	81,758
2013	13.348274	13.213100	-1.01%	88,588
2012	12.413950	13.348274	7.53%	76,330
2011	12.387889	12.413950	0.21%	100,129
2010	11.644119	12.387889	6.39%	124,631
2009	9.863406	11.644119	18.05%	142,580
2008	10.859284	9.863406	-9.17%	147,285
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.951678	16.570740	10.83%	91,794
2016	14.460919	14.951678	3.39%	100,316
2015	14.796984	14.460919	-2.27%	108,513
2014	14.451944	14.796984	2.39%	106,459
2013	12.994518	14.451944	11.22%	141,890
2012	11.853500	12.994518	9.63%	162,906
2011	12.115952	11.853500	-2.17%	174,765
2010	10.956998	12.115952	10.58%	182,983
2009	8.996925	10.956998	21.79%	164,799
2008	12.237236	8.996925	-26.48%	48,979
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.597977	17.817867	14.23%	492,931
2016	15.004361	15.597977	3.96%	548,754
2015	15.342047	15.004361	-2.20%	566,151
2014	14.929274	15.342047	2.76%	577,643
2013	13.140604	14.929274	13.61%	634,360
2012	11.829064	13.140604	11.09%	697,356
2011	12.190669	11.829064	-2.97%	655,266
2010	10.852605	12.190669	12.33%	723,578
2009	8.592820	10.852605	26.30%	551,215
2008	13.015105	8.592820	-33.98%	265,376
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.353289	19.393080	18.59%	38,777
2016	15.646468	16.353289	4.52%	40,401
2015	16.009966	15.646468	-2.27%	40,306
2014	15.557219	16.009966	2.91%	39,718
2013	13.042099	15.557219	19.28%	45,140
2012	11.525200	13.042099	13.16%	51,475
2011	12.071604	11.525200	-4.53%	50,105
2010	10.601792	12.071604	13.86%	42,538
2009	8.225886	10.601792	28.88%	49,100
2008	13.541827	8.225886	-39.26%	15,606
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.403804	11.869726	14.09%	4,020
2016*	10.000000	10.403804	4.04%	2,911

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	17.039350	16.277352	-4.47%	28,952
2016	12.989684	17.039350	31.18%	34,107
2015	16.683154	12.989684	-22.14%	37,061
2014	19.465593	16.683154	-14.29%	39,120
2013	15.958849	19.465593	21.97%	55,023
2012	15.509505	15.958849	2.90%	63,186
2011	16.651031	15.509505	-6.86%	66,766
2010	14.222735	16.651031	17.07%	83,906
2009	9.809426	14.222735	44.99%	90,858
2008	21.898425	9.809426	-55.20%	74,473
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.375886	26.980327	10.68%	142,000
2016	21.076366	24.375886	15.66%	165,248
2015	22.401267	21.076366	-5.91%	189,812
2014	21.018038	22.401267	6.58%	217,597
2013	16.735236	21.018038	25.59%	228,693
2012	14.552109	16.735236	15.00%	270,976
2011	14.714425	14.552109	-1.10%	349,821
2010	13.032263	14.714425	12.91%	339,049
2009	10.212523	13.032263	27.61%	241,204
2008	18.176748	10.212523	-43.82%	202,032
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.228216	12.864962	14.58%	1,807
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	25.007038	33.125525	32.46%	56,655
2016	25.312028	25.007038	-1.20%	80,602
2015	24.098990	25.312028	5.03%	91,405
2014	22.094915	24.098990	9.07%	91,641
2013	16.535427	22.094915	33.62%	91,226
2012	14.711717	16.535427	12.40%	108,261
2011	14.978073	14.711717	-1.78%	118,091
2010	12.307758	14.978073	21.70%	138,430
2009	9.789375	12.307758	25.73%	121,324
2008	18.910316	9.789375	-48.23%	110,723
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.654784	13.952057	2.18%	874,536
2016	13.301694	13.654784	2.65%	921,043
2015	13.654647	13.301694	-2.58%	1,037,856
2014	13.158621	13.654647	3.77%	1,141,118
2013	13.675795	13.158621	-3.78%	1,240,707
2012	13.181320	13.675795	3.75%	1,225,415
2011	12.533669	13.181320	5.17%	1,196,556
2010	11.861582	12.533669	5.67%	1,252,195
2009	10.455436	11.861582	13.45%	1,697,557
2008	11.023236	10.455436	-5.15%	1,457,926

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	38.125550	45.153552	18.43%	113,839
2016	34.669062	38.125550	9.97%	130,795
2015	35.870883	34.669062	-3.35%	148,714
2014	34.432944	35.870883	4.18%	177,184
2013	25.793803	34.432944	33.49%	210,948
2012	22.916990	25.793803	12.55%	260,908
2011	26.163996	22.916990	-12.41%	292,171
2010	20.711886	26.163996	26.32%	321,582
2009	15.084376	20.711886	37.31%	320,254
2008	25.422593	15.084376	-40.67%	249,074
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	20.195707	25.793978	27.72%	60,328
2016	21.697549	20.195707	-6.92%	67,690
2015	21.379298	21.697549	1.49%	73,394
2014	23.728933	21.379298	-9.90%	593
2013	18.554195	23.728933	27.89%	593
2012	15.688360	18.554195	18.27%	593
2011	19.317013	15.688360	-18.78%	1,594
2010	17.425249	19.317013	10.86%	1,594
2009	14.051348	17.425249	24.01%	1,594
2008	25.521269	14.051348	-44.94%	1,594
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.947729	12.181991	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	30.865947	36.115510	17.01%	2,092
2016	28.748640	30.865947	7.36%	3,219
2015	30.225071	28.748640	-4.88%	3,460
2014	28.882321	30.225071	4.65%	1,678
2013	22.580709	28.882321	27.91%	3,946
2012	18.088260	22.580709	24.84%	6,754
2011	20.239014	18.088260	-10.63%	7,348
2010	16.304818	20.239014	24.13%	7,757
2009	10.559959	16.304818	54.40%	8,282
2008	22.064612	10.559959	-52.14%	9,584
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.586187	13.847916	10.02%	28,883
2016	11.317969	12.586187	11.21%	48,231
2015	12.282750	11.317969	-7.85%	58,344
2014	12.155342	12.282750	1.05%	68,441
2013	9.995709	12.155342	21.61%	94,831
2012	8.821565	9.995709	13.31%	141,131
2011	9.118982	8.821565	-3.26%	142,660
2010	8.418116	9.118982	8.33%	146,115
2009	6.578070	8.418116	27.97%	108,466
2008*	10.000000	6.578070	-34.22%	14,897

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	15.095803	16.267133	7.76%	132,163
2016	13.474340	15.095803	12.03%	152,217
2015	14.755268	13.474340	-8.68%	172,270
2014	14.355460	14.755268	2.79%	198,736
2013	12.823360	14.355460	11.95%	290,657
2012	11.586341	12.823360	10.68%	382,080
2011	11.517649	11.586341	0.60%	411,962
2010	10.404178	11.517649	10.70%	475,439
2009	7.809563	10.404178	33.22%	442,502
2008	11.299943	7.809563	-30.89%	342,705
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	26.407776	31.281441	18.46%	37,899
2016	23.161204	26.407776	14.02%	41,220
2015	24.466302	23.161204	-5.33%	48,590
2014	22.904150	24.466302	6.82%	56,844
2013	17.975242	22.904150	27.42%	62,478
2012	16.341438	17.975242	10.00%	66,354
2011	15.690609	16.341438	4.15%	72,610
2010	13.237176	15.690609	18.53%	92,368
2009	11.481566	13.237176	15.29%	107,533
2008	16.030637	11.481566	-28.38%	124,663
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.662493	39.859784	8.72%	108,212
2016	28.661334	36.662493	27.92%	132,800
2015	31.498756	28.661334	-9.01%	157,639
2014	31.877872	31.498756	-1.19%	172,527
2013	23.815169	31.877872	33.86%	193,133
2012	20.475326	23.815169	16.31%	236,748
2011	21.653562	20.475326	-5.44%	283,285
2010	17.188036	21.653562	25.98%	279,961
2009	13.545032	17.188036	26.90%	427,776
2008	20.582439	13.545032	-34.19%	92,577
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.493234	11.717292	37.96%	45,331
2016	7.360283	8.493234	15.39%	49,920
2015	9.318140	7.360283	-21.01%	58,458
2014*	10.000000	9.318140	-6.82%	56,674

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.487734	23.490615	14.66%	100,389
2016	19.455662	20.487734	5.30%	111,157
2015	21.177287	19.455662	-8.13%	130,072
2014	24.254593	21.177287	-12.69%	137,009
2013	20.075043	24.254593	20.82%	847
2012	17.282333	20.075043	16.16%	854
2011	19.682940	17.282333	-12.20%	1,053
2010	18.479732	19.682940	6.51%	1,457
2009	13.724837	18.479732	34.64%	1,983
2008	23.430527	13.724837	-41.42%	2,501
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.251671	9.265261	0.15%	85,639
2016	9.147207	9.251671	1.14%	98,875
2015	9.728973	9.147207	-5.98%	120,138
2014	9.724029	9.728973	0.05%	129,837
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.938737	10.124128	1.87%	0
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.480036	18.072700	24.81%	10,147
2016	14.445873	14.480036	0.24%	11,856
2015	14.036442	14.445873	2.92%	17,759
2014	13.207581	14.036442	6.28%	21,155
2013	9.615981	13.207581	37.35%	20,020
2012*	10.000000	9.615981	-3.84%	27,647
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.410910	15.107729	12.65%	1,644
2016	12.061506	13.410910	11.19%	1,708
2015	12.825380	12.061506	-5.96%	1,818
2014	12.531340	12.825380	2.35%	1,263
2013	9.928417	12.531340	26.22%	540
2012*	10.000000	9.928417	-0.72%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.527218	16.234125	20.01%	34,508
2016	13.689158	13.527218	-1.18%	39,228
2015	13.789343	13.689158	-0.73%	46,567
2014	13.032547	13.789343	5.81%	48,851
2013	9.710282	13.032547	34.21%	67,675
2012*	10.000000	9.710282	-2.90%	82,453
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.296360	15.451603	16.21%	72,224
2016	13.889249	13.296360	-4.27%	107,172
2015	15.424075	13.889249	-9.95%	145,919
2014	16.571392	15.424075	-6.92%	161,245
2013	13.478931	16.571392	22.94%	200,219
2012	11.512000	13.478931	17.09%	220,095
2011	12.626540	11.512000	-8.83%	256,062
2010	11.825400	12.626540	6.77%	266,929
2009*	10.000000	11.825400	18.25%	95,154
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.290364	12.882390	4.82%	16,580
2016	10.765970	12.290364	14.16%	17,078
2015	11.720147	10.765970	-8.14%	17,221
2014	11.705933	11.720147	0.12%	16,308
2013	10.782323	11.705933	8.57%	13,373
2012*	10.000000	10.782323	7.82%	6,674
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.107873	16.343191	24.68%	22,927
2016	12.571862	13.107873	4.26%	25,543
2015	13.580801	12.571862	-7.43%	27,816
2014	12.814288	13.580801	5.98%	24,243
2013	10.037435	12.814288	27.66%	29,293
2012*	10.000000	10.037435	0.37%	19,024
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	23.101107	26.814348	16.07%	1,030
2016	22.537022	23.101107	2.50%	1,417
2015	22.844673	22.537022	-1.35%	1,417
2014	21.481798	22.844673	6.34%	1,417
2013	18.250267	21.481798	17.71%	1,417
2012	16.384652	18.250267	11.39%	1,417
2011	16.452918	16.384652	-0.41%	1,417
2010	15.488254	16.452918	6.23%	1,417
2009	12.552746	15.488254	23.39%	1,417
2008	15.220939	12.552746	-17.53%	1,417
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.798941	9.950738	1.55%	42,251
2016	9.756238	9.798941	0.44%	35,407
2015*	10.000000	9.756238	-2.44%	2,254

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	31.645736	40.420567	27.73%	65,836
2016	31.594142	31.645736	0.16%	85,247
2015	28.727558	31.594142	9.98%	94,393
2014	26.956617	28.727558	6.57%	114,989
2013	20.962185	26.956617	28.60%	140,875
2012	17.226388	20.962185	21.69%	149,544
2011	18.840477	17.226388	-8.57%	170,215
2010	18.009002	18.840477	4.62%	169,048
2009	12.553269	18.009002	43.46%	129,060
2008	22.943703	12.553269	-45.29%	47,925
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.320797	23.238659	42.39%	2,460
2016	14.589746	16.320797	11.86%	1,824
2015	14.190371	14.589746	2.81%	4,030
2014	13.208445	14.190371	7.43%	2,326
2013	9.929462	13.208445	33.02%	1,860
2012*	10.000000	9.929462	-0.71%	2,188
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.498756	30.201271	28.52%	29,153
2016	25.635747	23.498756	-8.34%	32,040
2015	28.611695	25.635747	-10.40%	35,401
2014	33.130857	28.611695	-13.64%	35,670
2013	29.506835	33.130857	12.28%	43,648
2012	26.536056	29.506835	11.20%	50,920
2011	39.916616	26.536056	-33.52%	79
2010	32.496924	39.916616	22.83%	407
2009	18.470555	32.496924	75.94%	407
2008	39.355413	18.470555	-53.07%	702
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.569707	10.763266	25.60%	15,020
2016	7.221288	8.569707	18.67%	2,660
2015	9.193954	7.221288	-21.46%	2,660
2014	9.812785	9.193954	-6.31%	4,357
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.944211	10.148188	2.05%	22,399
2016*	10.000000	9.944211	-0.56%	1,144
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.215531	16.404179	24.13%	4,748
2016	12.362520	13.215531	6.90%	3,581
2015	12.858653	12.362520	-3.86%	3,595
2014	14.148077	12.858653	-9.11%	2,620
2013	10.196918	14.148077	38.75%	6,505
2012*	10.000000	10.196918	1.97%	5,811

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	29.335665	33.824310	15.30%	410,802
2016	26.241671	29.335665	11.79%	477,075
2015	26.960908	26.241671	-2.67%	542,488
2014	24.900646	26.960908	8.27%	593,308
2013	18.690785	24.900646	33.22%	686,956
2012	16.417040	18.690785	13.85%	742,299
2011	16.787166	16.417040	-2.20%	855,481
2010	15.362835	16.787166	9.27%	855,935
2009	12.769555	15.362835	20.31%	972,282
2008	19.324816	12.769555	-33.92%	184,111
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.644395	19.494003	24.61%	77,286
2016	15.333259	15.644395	2.03%	70,205
2015	14.678641	15.333259	4.46%	67,120
2014	14.772760	14.678641	-0.64%	41,726
2013	11.780323	14.772760	25.40%	35,938
2012	10.342861	11.780323	13.90%	28,390
2011	10.717202	10.342861	-3.49%	39,825
2010*	10.000000	10.717202	7.17%	31,075
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.092905	12.703567	25.87%	26,245
2016	9.705202	10.092905	3.99%	31,231
2015*	10.000000	9.705202	-2.95%	35,841
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.793045	13.310739	4.05%	70,101
2016	12.299519	12.793045	4.01%	77,941
2015	12.623666	12.299519	-2.57%	91,354
2014	11.944821	12.623666	5.68%	95,687
2013	12.228538	11.944821	-2.32%	102,783
2012	11.398966	12.228538	7.28%	104,000
2011	11.006698	11.398966	3.56%	99,727
2010	10.483703	11.006698	4.99%	116,735
2009	9.755312	10.483703	7.47%	136,369
2008	11.088437	9.755312	-12.02%	800,761
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	22.787047	24.535497	7.67%	0
2016	20.972725	22.787047	8.65%	0
2015	21.600197	20.972725	-2.90%	0
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.263630	10.243756	10.58%	0
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.415371	18.954527	15.47%	2,312
2016	15.050741	16.415371	9.07%	2,461
2015	16.501542	15.050741	-8.79%	2,451
2014	17.149472	16.501542	-3.78%	2,499
2013	13.231297	17.149472	29.61%	4,417
2012	10.982532	13.231297	20.48%	5,057
2011	11.280501	10.982532	-2.64%	1,796
2010*	10.000000	11.280501	12.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.372160	25.967473	6.55%	164,622
2016	20.634332	24.372160	18.11%	181,231
2015	21.978136	20.634332	-6.11%	205,674
2014	19.805247	21.978136	10.97%	238,637
2013	15.309114	19.805247	29.37%	274,241
2012	13.615559	15.309114	12.44%	314,776
2011	13.790494	13.615559	-1.27%	352,674
2010	12.404567	13.790494	11.17%	404,534
2009*	10.000000	12.404567	24.05%	35,608
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.994535	17.059679	13.77%	9,360,243
2016	14.000824	14.994535	7.10%	10,276,261
2015	14.111333	14.000824	-0.78%	10,956,466
2014	13.679983	14.111333	3.15%	12,624,399
2013	11.293817	13.679983	21.13%	14,449,521
2012	9.934130	11.293817	13.69%	15,242,311
2011	10.017612	9.934130	-0.83%	15,725,774
2010	9.102112	10.017612	10.06%	16,350,938
2009	7.506594	9.102112	21.25%	12,020,709
2008	10.880072	7.506594	-31.01%	6,237,047
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.196015	11.353917	1.41%	2,817,560
2016	11.100673	11.196015	0.86%	2,815,749
2015	11.324564	11.100673	-1.98%	3,084,118
2014	10.979648	11.324564	3.14%	3,419,436
2013	11.470453	10.979648	-4.28%	3,794,068
2012	11.122824	11.470453	3.13%	3,119,079
2011	10.707494	11.122824	3.88%	2,935,705
2010	10.282254	10.707494	4.14%	3,062,258
2009	9.331593	10.282254	10.19%	2,280,381
2008	10.538162	9.331593	-11.45%	984,279

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.379692	19.790944	28.68%	238,614
2016	15.623617	15.379692	-1.56%	287,483
2015	14.925333	15.623617	4.68%	318,969
2014	14.917365	14.925333	0.05%	354,020
2013	11.802543	14.917365	26.39%	389,952
2012	9.839907	11.802543	19.95%	432,828
2011	11.042898	9.839907	-10.89%	494,860
2010	10.098290	11.042898	9.35%	512,318
2009	7.258389	10.098290	39.13%	462,283
2008	12.039659	7.258389	-39.71%	376,937
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.992791	20.081770	25.57%	485,840
2016	14.924156	15.992791	7.16%	538,398
2015	14.272660	14.924156	4.56%	589,501
2014	13.442503	14.272660	6.18%	672,498
2013	10.556109	13.442503	27.34%	775,632
2012	9.151941	10.556109	15.34%	897,124
2011	9.772798	9.151941	-6.35%	974,736
2010	8.415640	9.772798	16.13%	1,017,998
2009	6.171929	8.415640	36.35%	910,188
2008	11.260943	6.171929	-45.19%	841,001
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	14.111928	16.906057	19.80%	2,215,247
2016	12.929086	14.111928	9.15%	2,552,725
2015	13.017917	12.929086	-0.68%	2,855,305
2014	12.020395	13.017917	8.30%	3,255,286
2013	9.200983	12.020395	30.64%	3,829,770
2012	8.000182	9.200983	15.01%	3,849,981
2011	8.328583	8.000182	-3.94%	3,930,735
2010	7.638486	8.328583	9.03%	4,090,698
2009	5.948820	7.638486	28.40%	2,971,513
2008	9.776234	5.948820	-39.15%	1,113,125
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.685564	29.701451	15.63%	166,191
2016	22.234394	25.685564	15.52%	212,081
2015	24.207767	22.234394	-8.15%	233,768
2014	22.619836	24.207767	7.02%	253,506
2013	17.015902	22.619836	32.93%	294,466
2012	14.656457	17.015902	16.10%	343,183
2011	15.307241	14.656457	-4.25%	399,554
2010	13.495264	15.307241	13.43%	431,706
2009	10.708491	13.495264	26.02%	375,322
2008	17.361358	10.708491	-38.32%	438,030
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	21.017384	22.045955	4.89%	26,575
2016	18.738048	21.017384	12.16%	29,933
2015	19.582429	18.738048	-4.31%	41,621
2014	19.435544	19.582429	0.76%	48,904
2013	18.475098	19.435544	5.20%	5,526
2012	16.415411	18.475098	12.55%	5,551
2011	16.092715	16.415411	2.01%	5,837
2010	14.475127	16.092715	11.17%	9,839
2009	10.091024	14.475127	43.45%	11,232
2008	14.263038	10.091024	-29.25%	13,641
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.826270	16.948707	22.58%	31,643
2016	12.393340	13.826270	11.56%	39,837
2015	12.766378	12.393340	-2.92%	43,027
2014	12.193947	12.766378	4.69%	43,912
2013	8.646821	12.193947	41.02%	47,915
2012	7.532982	8.646821	14.79%	59,471
2011	8.678463	7.532982	-13.20%	109,692
2010	7.655149	8.678463	13.37%	100,376
2009	5.093703	7.655149	50.29%	59,569
2008*	10.000000	5.093703	-49.06%	14,737
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.551262	18.085861	16.30%	412,672
2016	14.374388	15.551262	8.19%	495,220
2015	14.691900	14.374388	-2.16%	562,004
2014	13.531460	14.691900	8.58%	614,454
2013	9.940186	13.531460	36.13%	694,662
2012	9.083641	9.940186	9.43%	791,626
2011	9.557223	9.083641	-4.96%	903,066
2010	7.872447	9.557223	21.40%	877,070
2009	6.103951	7.872447	28.97%	1,544,686
2008*	10.000000	6.103951	-38.96%	1,824,934
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.802587	15.069736	17.71%	10,993
2016	12.024315	12.802587	6.47%	24,064
2015	12.456988	12.024315	-3.47%	24,067
2014	12.133258	12.456988	2.67%	15,166
2013	9.537949	12.133258	27.21%	35,034
2012	8.358114	9.537949	14.12%	35,692
2011	9.086283	8.358114	-8.01%	35,793
2010	8.044836	9.086283	12.95%	35,913
2009	6.337755	8.044836	26.94%	29,152
2008*	10.000000	6.337755	-36.62%	1,997

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.475606	13.735159	10.10%	3,312,101
2016	11.966272	12.475606	4.26%	3,643,723
2015	12.309826	11.966272	-2.79%	4,098,326
2014	12.012839	12.309826	2.47%	4,460,319
2013	10.663756	12.012839	12.65%	5,011,105
2012	9.773150	10.663756	9.11%	3,884,437
2011	10.082476	9.773150	-3.07%	4,035,737
2010	9.294787	10.082476	8.47%	3,895,415
2009	7.895368	9.294787	17.72%	2,229,026
2008*	10.000000	7.895368	-21.05%	419,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.824306	14.592140	13.79%	7,789,366
2016	12.161653	12.824306	5.45%	8,450,689
2015	12.544967	12.161653	-3.06%	9,259,308
2014	12.195542	12.544967	2.87%	9,734,944
2013	10.237652	12.195542	19.12%	10,935,479
2012	9.169449	10.237652	11.65%	11,457,173
2011	9.665696	9.169449	-5.13%	11,694,012
2010	8.753321	9.665696	10.42%	11,929,153
2009	7.175372	8.753321	21.99%	6,737,424
2008*	10.000000	7.175372	-28.25%	794,625
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.633920	12.157713	4.50%	1,595,490
2016	11.318457	11.633920	2.79%	1,722,750
2015	11.605240	11.318457	-2.47%	1,857,102
2014	11.430565	11.605240	1.53%	1,895,215
2013	11.087244	11.430565	3.10%	2,051,726
2012	10.497989	11.087244	5.61%	2,275,283
2011	10.535889	10.497989	-0.36%	2,291,167
2010	10.040691	10.535889	4.93%	2,181,267
2009	9.042194	10.040691	11.04%	1,058,327
2008*	10.000000	9.042194	-9.58%	99,865
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.575105	11.924834	12.76%	1,147
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	17,267
2014	10.792845	10.843625	0.47%	19,565
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.580763	12.245721	15.74%	15,826
2016	10.138838	10.580763	4.36%	7,320
2015	10.848497	10.138838	-6.54%	4,258
2014	10.930952	10.848497	-0.75%	6,848
2013*	10.000000	10.930952	9.31%	582

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.681924	14.201272	11.98%	5,949,210
2016	12.092268	12.681924	4.88%	6,468,256
2015	12.440261	12.092268	-2.80%	6,982,739
2014	12.108469	12.440261	2.74%	7,633,081
2013	10.461468	12.108469	15.74%	8,527,848
2012	9.476046	10.461468	10.40%	9,436,431
2011	9.874824	9.476046	-4.04%	10,051,335
2010	9.024479	9.874824	9.42%	9,993,060
2009	7.532112	9.024479	19.81%	5,424,838
2008*	10.000000	7.532112	-24.68%	756,654
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.763725	14.807095	16.01%	1,724,903
2016	12.073870	12.763725	5.71%	1,868,920
2015	12.477060	12.073870	-3.23%	2,016,117
2014	12.145260	12.477060	2.73%	2,244,470
2013	9.946771	12.145260	22.10%	2,613,357
2012	8.835604	9.946771	12.58%	2,997,455
2011	9.433360	8.835604	-6.34%	3,195,197
2010	8.473381	9.433360	11.33%	3,493,256
2009	6.813408	8.473381	24.36%	2,766,615
2008*	10.000000	6.813408	-31.87%	1,618,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.284078	13.262867	7.97%	974,987
2016	11.794839	12.284078	4.15%	1,062,273
2015	12.134187	11.794839	-2.80%	1,250,992
2014	11.865930	12.134187	2.26%	1,401,171
2013	10.857085	11.865930	9.29%	1,544,764
2012	10.042298	10.857085	8.11%	1,788,483
2011	10.248492	10.042298	-2.01%	1,780,917
2010	9.566746	10.248492	7.13%	1,944,355
2009	8.274211	9.566746	15.62%	1,224,580
2008*	10.000000	8.274211	-17.26%	196,509
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	12.022809	12.306712	2.36%	323,781
2016	11.653100	12.022809	3.17%	356,838
2015	11.966029	11.653100	-2.62%	398,070
2014	11.634780	11.966029	2.85%	421,795
2013	12.099576	11.634780	-3.84%	435,982
2012	11.458211	12.099576	5.60%	449,480
2011	10.976951	11.458211	4.38%	446,758
2010	10.463248	10.976951	4.91%	419,285
2009	9.807050	10.463248	6.69%	651,015
2008*	10.000000	9.807050	-1.93%	12,287

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.868367	13.120067	1.96%	220,495
2016	12.674139	12.868367	1.53%	215,818
2015	12.966964	12.674139	-2.26%	220,395
2014	12.583641	12.966964	3.05%	231,379
2013	13.075685	12.583641	-3.76%	231,552
2012	12.424769	13.075685	5.24%	226,677
2011	11.924351	12.424769	4.20%	223,149
2010	11.225826	11.924351	6.22%	215,818
2009	9.812853	11.225826	14.40%	67,028
2008*	10.000000	9.812853	-1.87%	1,259
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.641899	35.580349	38.76%	23,666
2016	24.281437	25.641899	5.60%	28,162
2015	29.503519	24.281437	-17.70%	31,376
2014	31.854512	29.503519	-7.38%	39,175
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	849
2010	32.429811	36.932972	13.89%	849
2009	20.238876	32.429811	60.24%	849
2008	48.966528	20.238876	-58.67%	849
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.194796	12.231708	0.30%	644,021
2016	12.320032	12.194796	-1.02%	682,225
2015	12.553135	12.320032	-1.86%	734,986
2014	12.218455	12.553135	2.74%	827,059
2013	12.961773	12.218455	-5.73%	909,135
2012	12.801881	12.961773	1.25%	862,416
2011	12.147918	12.801881	5.38%	871,759
2010	11.800022	12.147918	2.95%	926,827
2009	11.695753	11.800022	0.89%	1,426,562
2008	11.050957	11.695753	5.83%	1,591,698

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	9.104895	8.983698	-1.33%	1,747,597
2016	9.265915	9.104895	-1.74%	1,596,399
2015	9.430955	9.265915	-1.75%	1,602,731
2014	9.598934	9.430955	-1.75%	1,847,070
2013	9.769905	9.598934	-1.75%	1,966,969
2012	9.944406	9.769905	-1.75%	2,011,289
2011	10.121033	9.944406	-1.75%	2,035,697
2010	10.301295	10.121033	-1.75%	2,037,529
2009	10.480380	10.301295	-1.71%	1,607,830
2008	10.452394	10.480380	0.27%	768,769
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.150689	10.176760	24.86%	125,043
2016	8.243219	8.150689	-1.12%	140,865
2015	8.669291	8.243219	-4.91%	144,380
2014	8.887692	8.669291	-2.46%	159,189
2013	7.694573	8.887692	15.51%	189,955
2012	6.796997	7.694573	13.21%	198,615
2011	7.686505	6.796997	-11.57%	220,021
2010	6.923092	7.686505	11.03%	217,601
2009	5.443293	6.923092	27.19%	215,332
2008*	10.000000	5.443293	-45.57%	25,777
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	9.052425	11.069760	22.29%	50,939
2016	9.165287	9.052425	-1.23%	64,626
2015	9.459956	9.165287	-3.11%	57,382
2014	10.263564	9.459956	-7.83%	51,089
2013	8.632502	10.263564	18.89%	50,018
2012	7.432925	8.632502	16.14%	63,429
2011	8.680525	7.432925	-14.37%	63,212
2010	8.226406	8.680525	5.52%	55,577
2009	6.510364	8.226406	26.36%	48,745
2008	11.644002	6.510364	-44.09%	36,462
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.654450	28.688685	16.36%	226,235
2016	22.922125	24.654450	7.56%	248,102
2015	23.565644	22.922125	-2.73%	267,101
2014	22.846408	23.565644	3.15%	268,361
2013	18.273978	22.846408	25.02%	261,722
2012	16.048045	18.273978	13.87%	380,556
2011	17.001736	16.048045	-5.61%	422,291
2010	15.095973	17.001736	12.62%	452,820
2009	12.078766	15.095973	24.98%	358,564
2008	19.466359	12.078766	-37.95%	178,463

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.509887	16.935489	9.19%	808,606
2016	14.849467	15.509887	4.45%	932,519
2015	15.140265	14.849467	-1.92%	1,012,069
2014	14.734335	15.140265	2.75%	1,082,892
2013	13.221841	14.734335	11.44%	1,137,351
2012	12.303112	13.221841	7.47%	1,066,770
2011	12.411964	12.303112	-0.88%	893,917
2010	11.503903	12.411964	7.89%	870,876
2009*	10.000000	11.503903	15.04%	349,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.892430	20.183589	12.81%	1,915,375
2016	16.902122	17.892430	5.86%	2,070,597
2015	17.295177	16.902122	-2.27%	2,190,072
2014	16.731206	17.295177	3.37%	2,321,469
2013	14.250979	16.731206	17.40%	2,563,063
2012	12.922393	14.250979	10.28%	2,630,474
2011	13.276309	12.922393	-2.67%	2,623,921
2010	12.061576	13.276309	10.07%	2,593,691
2009*	10.000000	12.061576	20.62%	1,241,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.795851	14.325377	3.84%	959,498
2016	13.466712	13.795851	2.44%	1,138,344
2015	13.670380	13.466712	-1.49%	1,316,248
2014	13.392845	13.670380	2.07%	1,498,865
2013	13.003124	13.392845	3.00%	1,626,037
2012	12.584001	13.003124	3.33%	1,785,971
2011	12.442939	12.584001	1.13%	1,752,231
2010	11.959774	12.442939	4.04%	1,450,079
2009	11.159036	11.959774	7.18%	1,154,356
2008	12.085719	11.159036	-7.67%	518,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.621510	12.206448	14.92%	476
2016	10.107611	10.621510	5.08%	476
2015	10.711302	10.107611	-5.64%	4,201
2014	10.716307	10.711302	-0.05%	6,830
2013*	10.000000	10.716307	7.16%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.393791	21.518631	10.96%	3,405,135
2016	18.422356	19.393791	5.27%	3,705,092
2015	18.813468	18.422356	-2.08%	4,102,529
2014	18.205323	18.813468	3.34%	4,716,526
2013	15.887798	18.205323	14.59%	5,177,418
2012	14.593590	15.887798	8.87%	5,621,933
2011	14.858981	14.593590	-1.79%	5,912,259
2010	13.635381	14.858981	8.97%	5,389,223
2009	11.649125	13.635381	17.05%	4,053,091
2008	15.437685	11.649125	-24.54%	2,161,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.431504	25.716095	14.64%	1,211,722
2016	21.044992	22.431504	6.59%	1,379,557
2015	21.577330	21.044992	-2.47%	1,511,194
2014	20.924427	21.577330	3.12%	1,640,136
2013	17.402708	20.924427	20.24%	1,818,107
2012	15.570810	17.402708	11.76%	1,995,916
2011	16.191935	15.570810	-3.84%	2,168,510
2010	14.605638	16.191935	10.86%	2,301,148
2009	11.950716	14.605638	22.22%	2,298,916
2008	17.729297	11.950716	-32.59%	1,912,568
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.642354	17.858160	7.31%	919,804
2016	16.024114	16.642354	3.86%	1,107,593
2015	16.314521	16.024114	-1.78%	1,222,710
2014	15.853731	16.314521	2.91%	1,453,905
2013	14.603455	15.853731	8.56%	1,599,641
2012	13.758057	14.603455	6.14%	1,595,537
2011	13.719595	13.758057	0.28%	1,442,358
2010	12.867974	13.719595	6.62%	1,397,388
2009	11.432441	12.867974	12.56%	1,153,558
2008	13.696706	11.432441	-16.53%	668,566
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.866170	28.548787	24.85%	170,373
2016	22.523552	22.866170	1.52%	202,386
2015	21.870050	22.523552	2.99%	231,862
2014	20.503983	21.870050	6.66%	294,511
2013	15.312714	20.503983	33.90%	331,783
2012	13.161472	15.312714	16.34%	388,602
2011	13.738189	13.161472	-4.20%	466,857
2010	12.885329	13.738189	6.62%	574,718
2009*	10.000000	12.885329	28.85%	4,354
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.164984	11.740739	15.50%	50,147
2016	9.530877	10.164984	6.65%	15,656
2015	9.923636	9.530877	-3.96%	5,251
2014*	10.000000	9.923636	-0.76%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.765319	12.872443	19.57%	306
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	37.342141	42.480042	13.76%	50,857
2016	31.594927	37.342141	18.19%	55,975
2015	32.993849	31.594927	-4.24%	58,364
2014	30.690390	32.993849	7.51%	60,167
2013	23.477812	30.690390	30.72%	68,875
2012	20.342486	23.477812	15.41%	76,827
2011	21.244633	20.342486	-4.25%	84,953
2010	17.133429	21.244633	24.00%	86,245
2009	12.751660	17.133429	34.36%	83,414
2008	20.427933	12.751660	-37.58%	45,377
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	15.110733	15.787057	4.48%	265,295
2016	14.155154	15.110733	6.75%	262,198
2015	14.836111	14.155154	-4.59%	293,866
2014	14.535835	14.836111	2.07%	309,070
2013	14.962997	14.535835	-2.85%	301,809
2012	13.568081	14.962997	10.28%	277,177
2011	13.083288	13.568081	3.71%	266,426
2010	12.041376	13.083288	8.65%	271,292
2009	9.853499	12.041376	22.20%	224,969
2008	12.125745	9.853499	-18.74%	121,711
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.835683	12.131922	23.35%	602,091
2016	10.264111	9.835683	-4.17%	710,539
2015	10.515782	10.264111	-2.39%	786,187
2014	10.849797	10.515782	-3.08%	819,193
2013	9.120622	10.849797	18.96%	872,532
2012	8.036198	9.120622	13.49%	925,250
2011	9.050027	8.036198	-11.20%	1,044,556
2010	8.093736	9.050027	11.82%	985,664
2009	6.052492	8.093736	33.73%	1,499,012
2008*	10.000000	6.052492	-39.48%	1,605,244

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.369324	17.300233	20.40%	170,306
2016	13.930623	14.369324	3.15%	191,817
2015	14.979570	13.930623	-7.00%	206,158
2014	16.879954	14.979570	-11.26%	207,505
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.254637	18.190808	27.61%	229,071
2016	14.224750	14.254637	0.21%	277,298
2015	14.038767	14.224750	1.32%	311,359
2014	12.972341	14.038767	8.22%	364,742
2013	9.822877	12.972341	32.06%	418,816
2012	8.608756	9.822877	14.10%	441,741
2011	9.054459	8.608756	-4.92%	515,213
2010	7.988688	9.054459	13.34%	526,366
2009	6.285917	7.988688	27.09%	958,399
2008*	10.000000	6.285917	-37.14%	10,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.415780	16.198467	12.37%	67,438
2016	12.643162	14.415780	14.02%	73,167
2015	13.326338	12.643162	-5.13%	92,042
2014	12.303435	13.326338	8.31%	98,122
2013	9.274032	12.303435	32.67%	97,118
2012	8.027444	9.274032	15.53%	96,819
2011	8.700219	8.027444	-7.73%	112,507
2010	7.854021	8.700219	10.77%	137,317
2009	6.274075	7.854021	25.18%	136,800
2008*	10.000000	6.274075	-37.26%	12,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.350697	17.981106	25.30%	281,949
2016	13.771644	14.350697	4.20%	348,264
2015	14.065582	13.771644	-2.09%	376,018
2014	13.802708	14.065582	1.90%	439,466
2013	10.135533	13.802708	36.18%	465,069
2012	8.998670	10.135533	12.63%	524,372
2011	9.585284	8.998670	-6.12%	619,447
2010	7.714076	9.585284	24.26%	616,327
2009	6.196535	7.714076	24.49%	895,771
2008*	10.000000	6.196535	-38.03%	580,177

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.651519	20.862204	11.85%	245,702
2016	16.142678	18.651519	15.54%	288,974
2015	16.918435	16.142678	-4.59%	331,753
2014	14.715228	16.918435	14.97%	386,909
2013	11.038815	14.715228	33.30%	438,512
2012	9.657332	11.038815	14.31%	508,392
2011	10.062592	9.657332	-4.03%	591,440
2010	8.560970	10.062592	17.54%	601,843
2009	6.678536	8.560970	28.19%	888,140
2008*	10.000000	6.678536	-33.21%	1,171,386
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.946693	28.103221	22.47%	6,910
2016	21.612703	22.946693	6.17%	8,203
2015	21.881801	21.612703	-1.23%	12,622
2014	21.720263	21.881801	0.74%	19,757
2013	15.357297	21.720263	41.43%	18,470
2012	13.821797	15.357297	11.11%	18,943
2011	14.189699	13.821797	-2.59%	30,715
2010	11.544128	14.189699	22.92%	38,785
2009	9.238210	11.544128	24.96%	28,215
2008	17.587905	9.238210	-47.47%	30,881
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	37.399716	39.963615	6.86%	7,572
2016	30.302270	37.399716	23.42%	8,367
2015	32.912037	30.302270	-7.93%	9,528
2014	31.375631	32.912037	4.90%	11,190
2013	22.806201	31.375631	37.57%	16,024
2012	19.295405	22.806201	18.19%	16,529
2011	20.771140	19.295405	-7.10%	19,889
2010	16.715464	20.771140	24.26%	22,832
2009	13.517550	16.715464	23.66%	27,747
2008	20.323216	13.517550	-33.49%	22,938
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.665525	37.444103	11.22%	17,988
2016	27.960178	33.665525	20.41%	20,453
2015	29.007985	27.960178	-3.61%	22,171
2014	29.361478	29.007985	-1.20%	26,170
2013	21.262124	29.361478	38.09%	27,153
2012	18.781832	21.262124	13.21%	30,605
2011	20.293371	18.781832	-7.45%	37,577
2010	16.526315	20.293371	22.79%	40,600
2009	12.512624	16.526315	32.08%	48,370
2008	20.659969	12.512624	-39.44%	136,633

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	23.207811	27.419352	18.15%	277,378
2016	21.249049	23.207811	9.22%	332,903
2015	21.485335	21.249049	-1.10%	377,418
2014	19.557070	21.485335	9.86%	408,910
2013	15.219252	19.557070	28.50%	464,546
2012	13.606781	15.219252	11.85%	507,823
2011	13.796466	13.606781	-1.37%	598,417
2010	12.402068	13.796466	11.24%	583,772
2009	10.053611	12.402068	23.36%	977,649
2008	17.525749	10.053611	-42.64%	1,213,908
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.418766	13.994583	4.29%	61,269
2016	12.742525	13.418766	5.31%	71,185
2015	13.747681	12.742525	-7.31%	79,820
2014	10.880056	13.747681	26.36%	81,531
2013	10.782698	10.880056	0.90%	103,505
2012	9.495610	10.782698	13.55%	107,708
2011	9.105436	9.495610	4.29%	136,314
2010	7.138633	9.105436	27.55%	188,777
2009	5.567096	7.138633	28.23%	212,464
2008*	10.000000	5.567096	-44.33%	12,966
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.065600	16.753453	19.11%	100,161
2016	12.850917	14.065600	9.45%	95,636
2015	12.957639	12.850917	-0.82%	38,073
2014	11.663193	12.957639	11.10%	23,892
2013*	10.000000	11.663193	16.63%	1,807
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	10.086926	10.067388	-0.19%	168,082
2016	10.016511	10.086926	0.70%	167,906
2015	10.229826	10.016511	-2.09%	192,028
2014	10.360863	10.229826	-1.26%	217,806
2013	10.534295	10.360863	-1.65%	231,849
2012	10.357453	10.534295	1.71%	218,112
2011	10.406354	10.357453	-0.47%	245,558
2010	10.341446	10.406354	0.63%	272,573
2009	9.826970	10.341446	5.24%	265,263
2008*	10.000000	9.826970	-1.73%	25,675
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.286741	16.028103	12.19%	10,205
2016	12.029765	14.286741	18.76%	14,172
2015	12.872484	12.029765	-6.55%	9,234
2014	12.531398	12.872484	2.72%	1,410
2013*	10.000000	12.531398	25.31%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.588149	16.384184	20.58%	580,183
2016	13.676995	13.588149	-0.65%	691,251
2015	14.486038	13.676995	-5.58%	723,541
2014	16.051858	14.486038	-9.75%	726,538
2013	13.604035	16.051858	17.99%	744,857
2012	11.581113	13.604035	17.47%	808,918
2011	13.459684	11.581113	-13.96%	886,685
2010	12.881784	13.459684	4.49%	783,848
2009*	10.000000	12.881784	28.82%	1,185,560
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	29.428104	36.016933	22.39%	1,669
2016	28.754174	29.428104	2.34%	1,709
2015	28.978087	28.754174	-0.77%	2,658
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.909771	9.823603	-0.87%	461,959
2016	9.964312	9.909771	-0.55%	482,895
2015	10.123198	9.964312	-1.57%	534,187
2014	10.241052	10.123198	-1.15%	594,585
2013	10.359573	10.241052	-1.14%	621,455
2012	10.080351	10.359573	2.77%	632,186
2011	10.229857	10.080351	-1.46%	630,104
2010	9.889402	10.229857	3.44%	575,554
2009	8.881836	9.889402	11.34%	776,221
2008	10.442362	8.881836	-14.94%	1,262,149
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	25.153906	29.269864	16.36%	4,810
2016	23.302573	25.153906	7.94%	6,414
2015	23.828110	23.302573	-2.21%	8,621
2014	21.971464	23.828110	8.45%	17,764
2013	16.251507	21.971464	35.20%	31,900
2012	14.905135	16.251507	9.03%	39,811
2011	15.652245	14.905135	-4.77%	48,153
2010	12.967155	15.652245	20.71%	52,482
2009	10.042218	12.967155	29.13%	67,174
2008	16.879012	10.042218	-40.50%	71,691
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.945022	38.769523	33.94%	21,768
2016	29.505521	28.945022	-1.90%	28,110
2015	28.967317	29.505521	1.86%	32,751
2014	28.889338	28.967317	0.27%	36,425
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	1,278
2011	21.680358	19.485172	-10.13%	1,331
2010	19.071417	21.680358	13.68%	1,733
2009	13.929309	19.071417	36.92%	1,733
2008	23.760837	13.929309	-41.38%	1,973

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	10.001326	10.419978	4.19%	7,423
2016	9.578845	10.001326	4.41%	7,530
2015	9.998625	9.578845	-4.20%	8,227
2014	9.929325	9.998625	0.70%	8,444
2013	10.143415	9.929325	-2.11%	6,694
2012*	10.000000	10.143415	1.43%	7,252
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.721003	10.834904	24.24%	40,113
2016	9.123662	8.721003	-4.41%	25,572
2015	9.006445	9.123662	1.30%	7,921
2014*	10.000000	9.006445	-9.94%	4,953
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	25.270018	28.959603	14.60%	290,706
2016	23.108011	25.270018	9.36%	350,199
2015	22.810911	23.108011	1.30%	404,591
2014	21.029962	22.810911	8.47%	440,201
2013	16.284679	21.029962	29.14%	498,308
2012	14.214463	16.284679	14.56%	537,079
2011	14.512770	14.214463	-2.06%	648,284
2010	12.752848	14.512770	13.80%	650,460
2009	10.141101	12.752848	25.75%	988,644
2008	16.818258	10.141101	-39.70%	1,094,547
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.883159	41.280631	11.92%	27,669
2016	31.900693	36.883159	15.62%	31,225
2015	34.575949	31.900693	-7.74%	33,543
2014	31.518440	34.575949	9.70%	34,771
2013	22.812364	31.518440	38.16%	34,685
2012	19.732795	22.812364	15.61%	43,102
2011	20.573839	19.732795	-4.09%	48,406
2010	17.016614	20.573839	20.90%	56,932
2009	12.652987	17.016614	34.49%	55,759
2008	20.773571	12.652987	-39.09%	348,365
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.177430	11.337668	11.40%	24,688
2016	9.174242	10.177430	10.93%	31,161
2015	10.282437	9.174242	-10.78%	45,365
2014	10.418202	10.282437	-1.30%	46,656
2013	10.592193	10.418202	-1.64%	54,670
2012*	10.000000	10.592193	5.92%	16,448
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.703224	10.466306	7.86%	0
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.698826	11.640547	8.80%	36,720
2016	10.581627	10.698826	1.11%	37,249
2015	11.602645	10.581627	-8.80%	78,704
2014	11.773874	11.602645	-1.45%	78,910
2013	12.825863	11.773874	-8.20%	80,409
2012	12.405808	12.825863	3.39%	80,745
2011	11.646011	12.405808	6.52%	78,016
2010	10.837712	11.646011	7.46%	85,629
2009*	10.000000	10.837712	8.38%	36,039
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	11.061363	11.004411	-0.51%	607,502
2016	11.112815	11.061363	-0.46%	631,541
2015	11.287188	11.112815	-1.54%	729,280
2014	11.402909	11.287188	-1.01%	785,563
2013	11.633026	11.402909	-1.98%	811,023
2012	11.196933	11.633026	3.89%	786,417
2011	11.282116	11.196933	-0.76%	745,018
2010	10.916941	11.282116	3.35%	733,051
2009*	10.000000	10.916941	9.17%	676,572
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.083914	10.136327	0.52%	1,017
2016*	10.000000	10.083914	0.84%	602
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.500133	10.813864	2.99%	101,077
2016	10.417511	10.500133	0.79%	86,039
2015	10.567590	10.417511	-1.42%	102,177
2014	10.325496	10.567590	2.34%	112,927
2013	10.729699	10.325496	-3.77%	120,834
2012	9.973762	10.729699	7.58%	110,612
2011*	10.000000	9.973762	-0.26%	30,605
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.230168	12.30%	10,401
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.319866	13.273406	28.62%	0
2016*	10.000000	10.319866	3.20%	36

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.469492	20.483453	24.37%	903
2016	17.183618	16.469492	-4.16%	715
2015	17.465233	17.183618	-1.61%	715
2014	19.068804	17.465233	-8.41%	821
2013	15.154349	19.068804	25.83%	827
2012	12.652021	15.154349	19.78%	833
2011	15.502307	12.652021	-18.39%	839
2010	14.340444	15.502307	8.10%	906
2009	11.711052	14.340444	22.45%	912
2008	21.267332	11.711052	-44.93%	919
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	27.121882	33.925565	25.09%	14,957
2016	30.916649	27.121882	-12.27%	11,302
2015	27.978326	30.916649	10.50%	14,808
2014	21.700606	27.978326	28.93%	16,399
2013	14.674413	21.700606	47.88%	11,946
2012	11.401817	14.674413	28.70%	12,205
2011	10.512665	11.401817	8.46%	6,135
2010*	10.000000	10.512665	5.13%	782
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.583041	7.303833	-3.68%	2,719
2016	5.381461	7.583041	40.91%	1,330
2015	8.252493	5.381461	-34.79%	1,652
2014	10.414541	8.252493	-20.76%	1,677
2013	9.610602	10.414541	8.37%	8,541
2012*	10.000000	9.610602	-3.89%	9,164
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.735013	7.470975	-3.41%	2,646
2016	5.477963	7.735013	41.20%	2,692
2015	8.377851	5.477963	-34.61%	2,972
2014	10.540980	8.377851	-20.52%	7,254
2013	9.706281	10.540980	8.60%	7,994
2012*	10.000000	9.706281	-2.94%	16,972
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	23.028372	28.477419	23.66%	37,201
2016	21.752313	23.028372	5.87%	42,173
2015	22.796945	21.752313	-4.58%	49,972
2014	23.647102	22.796945	-3.60%	52,424
2013	16.020725	23.647102	47.60%	52,063
2012	15.116906	16.020725	5.98%	60,740
2011	16.126972	15.116906	-6.26%	62,130
2010	12.947558	16.126972	24.56%	61,819
2009	8.633268	12.947558	49.97%	24,620

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	25.321436	29.476648	16.41%	59
2016	23.226144	25.321436	9.02%	122
2015	23.331079	23.226144	-0.45%	187
2014	21.750161	23.331079	7.27%	255
2013	16.464439	21.750161	32.10%	340
2012	14.308110	16.464439	15.07%	458
2011	13.742989	14.308110	4.11%	619
2010	12.413111	13.742989	10.71%	750
2009	10.508689	12.413111	18.12%	841
2008	18.054232	10.508689	-41.79%	1,010
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	37.720118	41.781949	10.77%	0
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
2011	22.084830	19.807956	-10.31%	0
2010	17.774548	22.084830	24.25%	345
2009	12.694437	17.774548	40.02%	345
2008	20.130240	12.694437	-36.94%	841
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.800830	13.025991	1.76%	679
2016	12.493311	12.800830	2.46%	944
2015	13.050939	12.493311	-4.27%	1,230
2014	12.872186	13.050939	1.39%	2,080
2013	14.329952	12.872186	-10.17%	2,080
2012	13.596485	14.329952	5.39%	2,900
2011	12.396085	13.596485	9.68%	9,950
2010	12.014646	12.396085	3.17%	11,457
2009	11.106590	12.014646	8.18%	18,190
2008	11.498609	11.106590	-3.41%	9,880

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	24.041349	28.387690	18.08%	0
2016	21.637181	24.041349	11.11%	0
2015	23.439460	21.637181	-7.69%	0
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
2008	17.033878	10.912153	-35.94%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	26.140946	28.601171	9.41%	861
2016	21.702037	26.140946	20.45%	861
2015	22.465985	21.702037	-3.40%	698
2014	19.691725	22.465985	14.09%	735
2013	15.444726	19.691725	27.50%	792
2012	13.539412	15.444726	14.07%	811
2011	13.911364	13.539412	-2.67%	297
2010	11.912745	13.911364	16.78%	0
2009	9.350585	11.912745	27.40%	0
2008	12.620144	9.350585	-25.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	263
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.169566	1.70%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	38.854190	42.867748	10.33%	552
2016	31.484344	38.854190	23.41%	634
2015	32.842926	31.484344	-4.14%	727
2014	31.831718	32.842926	3.18%	760
2013	23.047568	31.831718	38.11%	906
2012	20.289105	23.047568	13.60%	1,534
2011	20.555092	20.289105	-1.29%	1,395
2010	16.643625	20.555092	23.50%	1,118
2009	13.563037	16.643625	22.71%	979
2008	20.002786	13.563037	-32.19%	1,031
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.770073	30.660387	18.98%	3,705
2016	23.559022	25.770073	9.39%	4,545
2015	23.796436	23.559022	-1.00%	3,811
2014	21.435938	23.796436	11.01%	4,452
2013	16.582303	21.435938	29.27%	5,125
2012	14.631439	16.582303	13.33%	9,314
2011	14.668947	14.631439	-0.26%	9,541
2010	13.048410	14.668947	12.42%	12,230
2009	10.547325	13.048410	23.71%	12,089
2008	17.145170	10.547325	-38.48%	11,932
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.667347	27.012031	24.67%	228
2016	20.508999	21.667347	5.65%	228
2015	21.478467	20.508999	-4.51%	228
2014	20.294866	21.478467	5.83%	228
2013	17.113277	20.294866	18.59%	228
2012	15.831612	17.113277	8.10%	228
2011	14.833045	15.831612	6.73%	3,636
2010	13.136134	14.833045	12.92%	3,636
2009	10.949713	13.136134	19.97%	3,636
2008	15.874644	10.949713	-31.02%	4,069

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.978955	25.610481	22.08%	382
2016	18.300704	20.978955	14.63%	382
2015	19.128157	18.300704	-4.33%	382
2014	19.234554	19.128157	-0.55%	382
2013	13.221548	19.234554	45.48%	382
2012	11.203746	13.221548	18.01%	382
2011	13.281829	11.203746	-15.65%	382
2010	10.344205	13.281829	28.40%	382
2009	8.380150	10.344205	23.44%	341
2008	13.721095	8.380150	-38.93%	341
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.292872	10.450759	1.53%	1,234
2016	9.625280	10.292872	6.94%	1,234
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.427122	14.585447	8.63%	0
2016	14.321178	13.427122	-6.24%	0
2015	15.594560	14.321178	-8.17%	0
2014	16.102793	15.594560	-3.16%	0
2013	14.129435	16.102793	13.97%	0
2012	13.084441	14.129435	7.99%	0
2011	14.107750	13.084441	-7.25%	0
2010	12.719010	14.107750	10.92%	0
2009	11.441022	12.719010	11.17%	0
2008	16.574035	11.441022	-30.97%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	13.183886	13.425843	1.84%	2,926
2016	12.973504	13.183886	1.62%	4,552
2015	13.276380	12.973504	-2.28%	5,473
2014	13.067579	13.276380	1.60%	6,638
2013	13.214717	13.067579	-1.11%	6,367
2012	12.302288	13.214717	7.42%	6,463
2011	12.288936	12.302288	0.11%	6,530
2010	11.562875	12.288936	6.28%	7,588
2009	9.804553	11.562875	17.93%	7,715
2008	10.805484	9.804553	-9.26%	8,250

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
2010	10.905056	12.046245	10.46%	0
2009	8.963395	10.905056	21.66%	0
2008	12.204072	8.963395	-26.55%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	0
2010	10.801171	12.120556	12.22%	0
2009	8.560800	10.801171	26.17%	0
2008	12.979840	8.560800	-34.05%	3,390
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
2010	10.551525	12.002147	13.75%	0
2009	8.195231	10.551525	28.75%	0
2008	13.505146	8.195231	-39.32%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.838069	16.068729	-4.57%	98
2016	12.849277	16.838069	31.04%	785
2015	16.519684	12.849277	-22.22%	1,029
2014	19.294532	16.519684	-14.38%	390
2013	15.834717	19.294532	21.85%	407
2012	15.404595	15.834717	2.79%	413
2011	16.555210	15.404595	-6.95%	419
2010	14.155272	16.555210	16.95%	201
2009	9.772843	14.155272	44.84%	201
2008	21.839085	9.772843	-55.25%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	24.033906	26.574823	10.57%	4,428
2016	20.801784	24.033906	15.54%	4,914
2015	22.131963	20.801784	-6.01%	5,578
2014	20.786507	22.131963	6.47%	5,875
2013	16.567748	20.786507	25.46%	5,323
2012	14.421183	16.567748	14.88%	5,538
2011	14.596869	14.421183	-1.20%	8,261
2010	12.941302	14.596869	12.79%	12,753
2009	10.151580	12.941302	27.48%	11,107
2008	18.086735	10.151580	-43.87%	11,908
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.656166	32.627632	32.33%	1,447
2016	24.982242	24.656166	-1.31%	1,471
2015	23.809250	24.982242	4.93%	1,500
2014	21.851505	23.809250	8.96%	1,530
2013	16.369918	21.851505	33.49%	1,345
2012	14.579335	16.369918	12.28%	2,368
2011	14.858393	14.579335	-1.88%	3,264
2010	12.221840	14.858393	21.57%	4,318
2009	9.730934	12.221840	25.60%	4,590
2008	18.816653	9.730934	-48.29%	4,522
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.463234	13.742374	2.07%	0
2016	13.128412	13.463234	2.55%	0
2015	13.490516	13.128412	-2.68%	0
2014	13.013706	13.490516	3.66%	0
2013	13.538964	13.013706	-3.88%	300
2012	13.062768	13.538964	3.65%	255
2011	12.433559	13.062768	5.06%	10,260
2010	11.778830	12.433559	5.56%	16,597
2009	10.393080	11.778830	13.33%	11,690
2008	10.968658	10.393080	-5.25%	7,837
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.590820	44.475111	18.31%	1,521
2016	34.217541	37.590820	9.86%	1,999
2015	35.439781	34.217541	-3.45%	4,136
2014	34.053791	35.439781	4.07%	4,441
2013	25.535746	34.053791	33.36%	4,731
2012	22.710878	25.535746	12.44%	5,007
2011	25.955059	22.710878	-12.50%	5,318
2010	20.567387	25.955059	26.20%	5,356
2009	14.994381	20.567387	37.17%	4,922
2008	25.296736	14.994381	-40.73%	6,441

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.912388	25.406355	27.59%	0
2016	21.414890	19.912388	-7.02%	0
2015	21.122287	21.414890	1.39%	0
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
2008	25.394936	13.967521	-45.00%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.903219	12.124280	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	30.432943	35.572755	16.89%	0
2016	28.374140	30.432943	7.26%	0
2015	29.861731	28.374140	-4.98%	0
2014	28.564214	29.861731	4.54%	0
2013	22.354752	28.564214	27.78%	0
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	0
2010	16.191033	20.077343	24.00%	0
2009	10.496953	16.191033	54.25%	0
2008	21.955389	10.496953	-52.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	0
2013	12.736606	14.243831	11.83%	0
2012	11.519704	12.736606	10.56%	0
2011	11.463051	11.519704	0.49%	0
2010	10.365402	11.463051	10.59%	6,440
2009	7.788371	10.365402	33.09%	9,932
2008	11.280782	7.788371	-30.96%	9,038

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	26.037409	30.811433	18.34%	2,152
2016	22.859555	26.037409	13.90%	2,936
2015	24.172251	22.859555	-5.43%	3,083
2014	22.651933	24.172251	6.71%	3,216
2013	17.795419	22.651933	27.29%	2,777
2012	16.194475	17.795419	9.89%	3,377
2011	15.565291	16.194475	4.04%	7,876
2010	13.144812	15.565291	18.41%	9,496
2009	11.413078	13.144812	15.17%	9,678
2008	15.951280	11.413078	-28.45%	10,258
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	36.148135	39.260695	8.61%	1,235
2016	28.287927	36.148135	27.79%	1,258
2015	31.120067	28.287927	-9.10%	969
2014	31.526727	31.120067	-1.29%	990
2013	23.576811	31.526727	33.72%	1,019
2012	20.291086	23.576811	16.19%	1,072
2011	21.480554	20.291086	-5.54%	1,132
2010	17.068056	21.480554	25.85%	1,176
2009	13.464186	17.068056	26.77%	1,533
2008	20.480506	13.464186	-34.26%	2,285
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.470166	11.673626	37.82%	0
2016	7.347752	8.470166	15.28%	0
2015	9.311771	7.347752	-21.09%	0
2014*	10.000000	9.311771	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	20.200245	23.137498	14.54%	2,861
2016	19.202150	20.200245	5.20%	2,962
2015	20.922657	19.202150	-8.22%	4,455
2014	23.987403	20.922657	-12.78%	4,301
2013	19.874113	23.987403	20.70%	1,378
2012	17.126834	19.874113	16.04%	1,391
2011	19.525697	17.126834	-12.29%	1,404
2010	18.350761	19.525697	6.40%	1,418
2009	13.642936	18.350761	34.51%	1,433
2008	23.314502	13.642936	-41.48%	1,451
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.411286	17.968655	24.68%	3,314
2016	14.391896	14.411286	0.13%	3,491
2015	13.998245	14.391896	2.81%	3,610
2014	13.185054	13.998245	6.17%	3,833
2013	9.609358	13.185054	37.21%	3,437
2012*	10.000000	9.609358	-3.91%	3,373
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.462987	16.140660	19.89%	0
2016	13.638004	13.462987	-1.28%	0
2015	13.751814	13.638004	-0.83%	0
2014	13.010319	13.751814	5.70%	0
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	602
2011	12.605139	11.480811	-8.92%	602
2010	11.817371	12.605139	6.67%	0
2009*	10.000000	11.817371	18.17%	681

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.232137	12.808340	4.71%	0
2016	10.725849	12.232137	14.04%	0
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	22.777047	26.411377	15.96%	0
2016	22.243452	22.777047	2.40%	0
2015	22.570075	22.243452	-1.45%	0
2014	21.245212	22.570075	6.24%	0
2013	18.067655	21.245212	17.59%	0
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
2010	15.380173	16.321490	6.12%	0
2009	12.477840	15.380173	23.26%	0
2008	15.145534	12.477840	-17.61%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	31.201879	39.813229	27.60%	1,214
2016	31.182661	31.201879	0.06%	1,214
2015	28.382291	31.182661	9.87%	417
2014	26.659761	28.382291	6.46%	417
2013	20.752441	26.659761	28.47%	417
2012	17.071424	20.752441	21.56%	417
2011	18.689987	17.071424	-8.66%	417
2010	17.883341	18.689987	4.51%	417
2009	12.478366	17.883341	43.31%	388
2008	22.830114	12.478366	-45.34%	1,364
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.243323	23.104895	42.24%	0
2016	14.535235	16.243323	11.75%	0
2015	14.151760	14.535235	2.71%	711
2014	13.185918	14.151760	7.32%	748
2013	9.922620	13.185918	32.89%	807
2012*	10.000000	9.922620	-0.77%	826

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	23.169063	29.747361	28.39%	401
2016	25.301766	23.169063	-8.43%	689
2015	28.267752	25.301766	-10.49%	746
2014	32.765980	28.267752	-13.73%	817
2013	29.211587	32.765980	12.17%	789
2012	26.297382	29.211587	11.08%	789
2011	39.597895	26.297382	-33.59%	77
2010	32.270233	39.597895	22.71%	89
2009	18.360385	32.270233	75.76%	89
2008	39.160687	18.360385	-53.12%	89
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.537743	10.712253	25.47%	1,172
2016	7.201666	8.537743	18.55%	1,172
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.924180	33.316037	15.18%	908
2016	25.899872	28.924180	11.68%	908
2015	26.636851	25.899872	-2.77%	1,617
2014	24.626427	26.636851	8.16%	1,617
2013	18.503779	24.626427	33.09%	1,907
2012	16.269377	18.503779	13.73%	2,251
2011	16.653081	16.269377	-2.30%	2,281
2010	15.255643	16.653081	9.16%	2,851
2009	12.693375	15.255643	20.19%	3,158
2008	19.229140	12.693375	-33.99%	5,454
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.538673	19.342636	24.48%	1,927
2016	15.245104	15.538673	1.93%	1,927
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	232
2012	10.325388	11.748430	13.78%	249
2011	10.709979	10.325388	-3.59%	255
2010*	10.000000	10.709979	7.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.074808	12.667937	25.74%	2,189
2016	9.697648	10.074808	3.89%	3,500
2015*	10.000000	9.697648	-3.02%	8,116
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.616279	13.113488	3.94%	0
2016	12.141894	12.616279	3.91%	0
2015	12.474581	12.141894	-2.67%	0
2014	11.815778	12.474581	5.58%	0
2013	12.108751	11.815778	-2.42%	0
2012	11.298831	12.108751	7.17%	0
2011	10.921086	11.298831	3.46%	0
2010	10.412737	10.921086	4.88%	0
2009	9.699151	10.412737	7.36%	0
2008	11.035849	9.699151	-12.11%	2,153
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	22.464555	24.163726	7.56%	0
2016	20.696904	22.464555	8.54%	0
2015	21.337848	20.696904	-3.00%	0
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
2008	16.934984	14.131677	-16.55%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	24.182718	25.739490	6.44%	996
2016	20.494743	24.182718	17.99%	1,515
2015	21.851711	20.494743	-6.21%	1,878
2014	19.711374	21.851711	10.86%	2,234
2013	15.252060	19.711374	29.24%	2,402
2012	13.578667	15.252060	12.32%	2,763
2011	13.767110	13.578667	-1.37%	2,904
2010	12.396141	13.767110	11.06%	4,321
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	172
2011	9.970101	9.876964	-0.93%	6,447
2010	9.068158	9.970101	9.95%	7,623
2009	7.486222	9.068158	21.13%	11,395
2008	10.861614	7.486222	-31.08%	5,007
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	11.075063	11.219869	1.31%	1,644
2016	10.991903	11.075063	0.76%	1,644
2015	11.225029	10.991903	-2.08%	1,644
2014	10.894232	11.225029	3.04%	1,644
2013	11.392820	10.894232	-4.38%	2,001
2012	11.058827	11.392820	3.02%	1,947
2011	10.656705	11.058827	3.77%	5,844
2010	10.243901	10.656705	4.03%	6,877
2009	9.306266	10.243901	10.08%	6,877
2008	10.520262	9.306266	-11.54%	9,819
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.213557	19.557310	28.55%	2,120
2016	15.470543	15.213557	-1.66%	2,120
2015	14.794166	15.470543	4.57%	2,120
2014	14.801329	14.794166	-0.05%	2,120
2013	11.722659	14.801329	26.26%	2,262
2012	9.783291	11.722659	19.82%	4,867
2011	10.990536	9.783291	-10.98%	4,659
2010	10.060622	10.990536	9.24%	8,232
2009	7.238672	10.060622	38.98%	6,133
2008	12.019214	7.238672	-39.77%	5,855

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.819977	19.844631	25.44%	0
2016	14.777877	15.819977	7.05%	0
2015	14.147165	14.777877	4.46%	0
2014	13.337885	14.147165	6.07%	0
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
2011	9.726409	9.099247	-6.45%	2,332
2010	8.384221	9.726409	16.01%	5,801
2009	6.155155	8.384221	36.21%	5,801
2008	11.241811	6.155155	-45.25%	5,801
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.973703	16.723477	19.68%	2,597
2016	12.815446	13.973703	9.04%	2,597
2015	12.916650	12.815446	-0.78%	2,597
2014	11.939049	12.916650	8.19%	2,597
2013	9.148015	11.939049	30.51%	3,014
2012	7.962252	9.148015	14.89%	3,043
2011	8.297526	7.962252	-4.04%	3,060
2010	7.617747	8.297526	8.92%	2,597
2009	5.938710	7.617747	28.27%	2,597
2008	9.769577	5.938710	-39.21%	2,597
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	25.325198	29.255036	15.52%	1,498
2016	21.944724	25.325198	15.40%	1,498
2015	23.916739	21.944724	-8.25%	1,498
2014	22.370662	23.916739	6.91%	3,000
2013	16.845598	22.370662	32.80%	3,000
2012	14.524582	16.845598	15.98%	3,000
2011	15.184938	14.524582	-4.35%	6,885
2010	13.401074	15.184938	13.31%	6,885
2009	10.644586	13.401074	25.90%	5,230
2008	17.275388	10.644586	-38.38%	5,907
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.722613	21.714704	4.79%	2,068
2016	18.494009	20.722613	12.05%	3,003
2015	19.347083	18.494009	-4.41%	3,153
2014	19.221536	19.347083	0.65%	3,751
2013	18.290277	19.221536	5.09%	1,398
2012	16.267785	18.290277	12.43%	1,413
2011	15.964206	16.267785	1.90%	1,498
2010	14.374149	15.964206	11.06%	1,632
2009	10.030824	14.374149	43.30%	1,649
2008	14.192415	10.030824	-29.32%	1,670

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
2010	7.642153	8.654916	13.25%	0
2009	5.090232	7.642153	50.13%	0
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
2011	9.531298	9.049793	-5.05%	0
2010	7.859069	9.531298	21.28%	0
2009	6.099785	7.859069	28.84%	0
2008*	10.000000	6.099785	-39.00%	3,538
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	20
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	6,513
2010	8.738475	9.639496	10.31%	6,568
2009	7.170498	8.738475	21.87%	6,629
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	10,632
2010	9.009172	9.848044	9.31%	10,632
2009	7.526994	9.009172	19.69%	6,789
2008*	10.000000	7.526994	-24.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	8,954
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
2011	10.220701	10.004897	-2.11%	9,607
2010	9.550512	10.220701	7.02%	9,607
2009	8.268590	9.550512	15.50%	9,607
2008*	10.000000	8.268590	-17.31%	543
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
2010	10.445512	10.947201	4.80%	0
2009	9.800405	10.445512	6.58%	0
2008*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	25.282169	35.045648	38.62%	216
2016	23.965108	25.282169	5.50%	300
2015	29.148854	23.965108	-17.78%	715
2014	31.503670	29.148854	-7.47%	732
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
2008	48.724248	20.118140	-58.71%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	456
2011	12.050888	12.686748	5.28%	415
2010	11.717690	12.050888	2.84%	437
2009	11.625974	11.717690	0.79%	852
2008	10.996208	11.625974	5.73%	20,543
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.976833	8.848353	-1.43%	34,134
2016	9.144867	8.976833	-1.84%	34,414
2015	9.317231	9.144867	-1.85%	37,649
2014	9.492846	9.317231	-1.85%	38,012
2013	9.671770	9.492846	-1.85%	45,406
2012	9.854573	9.671770	-1.86%	48,056
2011	10.039796	9.854573	-1.84%	55,740
2010	10.229014	10.039796	-1.85%	46,431
2009	10.417445	10.229014	-1.81%	64,059
2008	10.400214	10.417445	0.17%	68,426
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
2011	7.665647	6.771668	-11.66%	0
2010	6.911330	7.665647	10.91%	0
2009	5.439586	6.911330	27.06%	205
2008*	10.000000	5.439586	-45.60%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	24.308599	28.257544	16.25%	3,573
2016	22.623532	24.308599	7.45%	3,640
2015	23.282376	22.623532	-2.83%	3,811
2014	22.594794	23.282376	3.04%	3,892
2013	18.091136	22.594794	24.89%	33,505
2012	15.903701	18.091136	13.75%	33,953
2011	16.865953	15.903701	-5.71%	36,007
2010	14.990655	16.865953	12.51%	36,242
2009	12.006727	14.990655	24.85%	43,323
2008	19.370012	12.006727	-38.01%	33,359
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.602302	14.110067	3.73%	3,406
2016	13.291272	13.602302	2.34%	3,406
2015	13.506036	13.291272	-1.59%	3,406
2014	13.245320	13.506036	1.97%	3,406
2013	12.872988	13.245320	2.89%	3,406
2012	12.470780	12.872988	3.23%	3,406
2011	12.343508	12.470780	1.03%	3,406
2010	11.876288	12.343508	3.93%	3,406
2009	11.092429	11.876288	7.07%	14,448
2008	12.025824	11.092429	-7.76%	15,425
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	19.121734	21.195240	10.84%	16,920
2016	18.182380	19.121734	5.17%	13,111
2015	18.587309	18.182380	-2.18%	16,513
2014	18.004799	18.587309	3.24%	21,359
2013	15.728790	18.004799	14.47%	30,273
2012	14.462282	15.728790	8.76%	31,151
2011	14.740247	14.462282	-1.89%	49,146
2010	13.540200	14.740247	8.86%	51,065
2009	11.579600	13.540200	16.93%	49,805
2008	15.361218	11.579600	-24.62%	61,488
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	22.116808	25.329606	14.53%	30,324
2016	20.770829	22.116808	6.48%	33,828
2015	21.317933	20.770829	-2.57%	45,840
2014	20.693940	21.317933	3.02%	49,645
2013	17.228554	20.693940	20.11%	45,584
2012	15.430735	17.228554	11.65%	48,673
2011	16.062594	15.430735	-3.93%	51,192
2010	14.503712	16.062594	10.75%	39,354
2009	11.879401	14.503712	22.09%	41,879
2008	17.641492	11.879401	-32.66%	42,798

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.408994	17.589881	7.20%	792
2016	15.815463	16.408994	3.75%	4,399
2015	16.118498	15.815463	-1.88%	4,399
2014	15.679197	16.118498	2.80%	11,286
2013	14.457393	15.679197	8.45%	4,399
2012	13.634356	14.457393	6.04%	6,280
2011	13.610050	13.634356	0.18%	13,430
2010	12.778219	13.610050	6.51%	13,430
2009	11.364256	12.778219	12.44%	16,091
2008	13.628897	11.364256	-16.62%	8,941
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.688415	28.298125	24.72%	5,440
2016	22.371167	22.688415	1.42%	5,493
2015	21.744225	22.371167	2.88%	7,857
2014	20.406789	21.744225	6.55%	10,059
2013	15.255643	20.406789	33.77%	10,331
2012	13.125810	15.255643	16.23%	17,540
2011	13.714900	13.125810	-4.30%	17,680
2010	12.876575	13.714900	6.51%	27,683
2009*	10.000000	12.876575	28.77%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.818318	41.841649	13.64%	687
2016	31.183360	36.818318	18.07%	710
2015	32.597239	31.183360	-4.34%	193
2014	30.352358	32.597239	7.40%	220
2013	23.242853	30.352358	30.59%	377
2012	20.159477	23.242853	15.29%	394
2011	21.074937	20.159477	-4.34%	397
2010	17.013868	21.074937	23.87%	1,109
2009	12.675571	17.013868	34.23%	1,207
2008	20.326795	12.675571	-37.64%	1,394

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.898826	15.549865	4.37%	0
2016	13.970826	14.898826	6.64%	0
2015	14.657831	13.970826	-4.69%	0
2014	14.375806	14.657831	1.96%	0
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	187
2011	12.978836	13.446101	3.60%	4,225
2010	11.957409	12.978836	8.54%	6,939
2009	9.794737	11.957409	22.08%	2,905
2008	12.065711	9.794737	-18.82%	2,702
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.749303	12.013167	23.22%	0
2016	10.184302	9.749303	-4.27%	0
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	0
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
2011	9.025504	8.006280	-11.29%	0
2010	8.080005	9.025504	11.70%	0
2009	6.048367	8.080005	33.59%	0
2008*	10.000000	6.048367	-39.52%	3,955
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	14.170697	17.043795	20.27%	0
2016	13.752027	14.170697	3.04%	0
2015	14.802596	13.752027	-7.10%	0
2014	16.697538	14.802596	-11.35%	0
2013	14.053860	16.697538	18.81%	0
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
2008	21.486728	11.286674	-47.47%	180
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.129450	18.012768	27.48%	7,144
2016	14.114139	14.129450	0.11%	7,144
2015	13.943797	14.114139	1.22%	7,144
2014	12.897708	13.943797	8.11%	9,422
2013	9.776303	12.897708	31.93%	9,614
2012	8.576687	9.776303	13.99%	2,924
2011	9.029911	8.576687	-5.02%	2,924
2010	7.975139	9.029911	13.23%	2,924
2009	6.281640	7.975139	26.96%	675
2008*	10.000000	6.281640	-37.18%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.289109	16.039844	12.25%	7,730
2016	12.544799	14.289109	13.90%	7,761
2015	13.236140	12.544799	-5.22%	7,793
2014	12.232607	13.236140	8.20%	7,821
2013	9.230031	12.232607	32.53%	7,837
2012	7.997515	9.230031	15.41%	1,149
2011	8.676601	7.997515	-7.83%	4,424
2010	7.840677	8.676601	10.66%	6,559
2009	6.269802	7.840677	25.05%	6,463
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.224628	17.805065	25.17%	2,493
2016	13.664533	14.224628	4.10%	2,493
2015	13.970409	13.664533	-2.19%	2,493
2014	13.723288	13.970409	1.80%	2,523
2013	10.087466	13.723288	36.04%	2,693
2012	8.965139	10.087466	12.52%	0
2011	9.559284	8.965139	-6.22%	0
2010	7.700979	9.559284	24.13%	0
2009	6.192315	7.700979	24.36%	0
2008*	10.000000	6.192315	-38.08%	1,098
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.487687	20.657971	11.74%	2,222
2016	16.017130	18.487687	15.42%	2,222
2015	16.803960	16.017130	-4.68%	2,222
2014	14.630542	16.803960	14.86%	2,222
2013	10.986464	14.630542	33.17%	2,222
2012	9.621339	10.986464	14.19%	682
2011	10.035290	9.621339	-4.12%	682
2010	8.546437	10.035290	17.42%	0
2009	6.673995	8.546437	28.06%	0
2008*	10.000000	6.673995	-33.26%	1,806
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.624813	27.680906	22.35%	513
2016	21.331179	22.624813	6.06%	800
2015	21.618773	21.331179	-1.33%	945
2014	21.481055	21.618773	0.64%	1,197
2013	15.203622	21.481055	41.29%	1,169
2012	13.697455	15.203622	11.00%	1,262
2011	14.076350	13.697455	-2.69%	1,300
2010	11.463564	14.076350	22.79%	1,378
2009	9.183081	11.463564	24.83%	1,432
2008	17.500830	9.183081	-47.53%	1,378

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	36.875115	39.363062	6.75%	382
2016	29.907563	36.875115	23.30%	555
2015	32.516441	29.907563	-8.02%	687
2014	31.030082	32.516441	4.79%	818
2013	22.577981	31.030082	37.44%	928
2012	19.121810	22.577981	18.07%	911
2011	20.605213	19.121810	-7.20%	971
2010	16.598802	20.605213	24.14%	986
2009	13.436896	16.598802	23.53%	1,015
2008	20.222599	13.436896	-33.56%	990
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	33.193224	36.881337	11.11%	0
2016	27.595923	33.193224	20.28%	0
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	0
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	212
2011	20.131252	18.612848	-7.54%	1,412
2010	16.410976	20.131252	22.67%	2,337
2009	12.437959	16.410976	31.94%	2,611
2008	20.557672	12.437959	-39.50%	4,556
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
2011	13.686234	13.484355	-1.48%	0
2010	12.315506	13.686234	11.13%	0
2009	9.993615	12.315506	23.23%	0
2008	17.438964	9.993615	-42.69%	2,313
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	841
2011	9.080691	9.460182	4.18%	850
2010	7.126472	9.080691	27.42%	1,895
2009	5.563279	7.126472	28.10%	2,875
2008*	10.000000	5.563279	-44.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.482476	16.240280	20.45%	2,975
2016	13.584419	13.482476	-0.75%	2,975
2015	14.402673	13.584419	-5.68%	2,975
2014	15.975750	14.402673	-9.85%	2,975
2013	13.553328	15.975750	17.87%	3,189
2012	11.549727	13.553328	17.35%	227
2011	13.436871	11.549727	-14.04%	228
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	29.011594	35.471156	22.27%	138
2016	28.376008	29.011594	2.24%	138
2015	28.626114	28.376008	-0.87%	138

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.770746	9.675943	-0.97%	275
2016	9.834501	9.770746	-0.65%	487
2015	10.001498	9.834501	-1.67%	700
2014	10.128225	10.001498	-1.25%	958
2013	10.255879	10.128225	-1.24%	1,109
2012	9.989651	10.255879	2.67%	1,213
2011	10.148128	9.989651	-1.56%	2,562
2010	9.820384	10.148128	3.34%	7,796
2009	8.828835	9.820384	11.23%	7,824
2008	10.390631	8.828835	-15.03%	10,441
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	24.806317	28.836127	16.25%	0
2016	23.003902	24.806317	7.84%	0
2015	23.546677	23.003902	-2.31%	0
2014	21.734071	23.546677	8.34%	0
2013	16.092279	21.734071	35.06%	0
2012	14.774175	16.092279	8.92%	301
2011	15.530501	14.774175	-4.87%	14,043
2010	12.879389	15.530501	20.58%	14,043
2009	9.984406	12.879389	29.00%	14,044
2008	16.798984	9.984406	-40.57%	14,058
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.538983	38.186898	33.81%	2,312
2016	29.121185	28.538983	-2.00%	2,448
2015	28.619119	29.121185	1.75%	2,595
2014	28.571159	28.619119	0.17%	2,595
2013	22.922434	28.571159	24.64%	160
2012	19.309873	22.922434	18.71%	3,607
2011	21.507168	19.309873	-10.22%	3,607
2010	18.938318	21.507168	13.56%	3,607
2009	13.846190	18.938318	36.78%	3,607
2008	23.643183	13.846190	-41.44%	3,607
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.958849	10.365188	4.08%	0
2016	9.547855	9.958849	4.30%	0
2015	9.976437	9.547855	-4.30%	0
2014	9.917390	9.976437	0.60%	0
2013	10.141553	9.917390	-2.21%	0
2012*	10.000000	10.141553	1.42%	560
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.915556	28.524427	14.48%	3,711
2016	22.807016	24.915556	9.25%	4,335
2015	22.536709	22.807016	1.20%	4,857
2014	20.798334	22.536709	8.36%	5,476
2013	16.121711	20.798334	29.01%	5,130
2012	14.086578	16.121711	14.45%	9,946
2011	14.396821	14.086578	-2.15%	6,117
2010	12.663841	14.396821	13.68%	8,835
2009	10.080586	12.663841	25.63%	8,778
2008	16.734981	10.080586	-39.76%	12,393
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	36.365766	40.660265	11.81%	542
2016	31.485132	36.365766	15.50%	563
2015	34.160326	31.485132	-7.83%	587
2014	31.171298	34.160326	9.59%	611
2013	22.584078	31.171298	38.02%	636
2012	19.555273	22.584078	15.49%	666
2011	20.409488	19.555273	-4.19%	686
2010	16.897853	20.409488	20.78%	686
2009	12.577491	16.897853	34.35%	686
2008	20.670727	12.577491	-39.15%	1,367
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	4,528
2010	10.830339	11.626247	7.35%	3,981
2009*	10.000000	10.830339	8.30%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.975355	10.907757	-0.62%	0
2016	11.037614	10.975355	-0.56%	0
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
2013	11.589647	11.348829	-2.08%	403
2012	11.166580	11.589647	3.79%	4,410
2011	11.262962	11.166580	-0.86%	330
2010	10.909511	11.262962	3.24%	382
2009*	10.000000	10.909511	9.10%	104
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	505
2012	9.967028	10.711515	7.47%	432
2011*	10.000000	9.967028	-0.33%	423
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.222596	12.23%	2,308
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.315049	13.253752	28.49%	0
2016*	10.000000	10.315049	3.15%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
2015	17.258926	16.963350	-1.71%	0
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0
2008	21.166526	11.643640	-44.99%	315
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.938602	33.662119	24.96%	0
2016	30.738929	26.938602	-12.36%	0
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	0
2013	14.634667	21.619829	47.73%	0
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
2010*	10.000000	10.505563	5.06%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.698317	7.427986	-3.51%	0
2016	5.457503	7.698317	41.06%	0
2015	8.355084	5.457503	-34.68%	951
2014	10.523064	8.355084	-20.60%	1,001
2013	9.699657	10.523064	8.49%	1,079
2012*	10.000000	9.699657	-3.00%	1,467
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.745793	28.099448	23.54%	0
2016	21.507226	22.745793	5.76%	0
2015	22.563055	21.507226	-4.68%	618
2014	23.428352	22.563055	-3.69%	650
2013	15.888672	23.428352	47.45%	701
2012	15.007617	15.888672	5.87%	717
2011	16.026653	15.007617	-6.36%	264
2010	12.880121	16.026653	24.43%	0
2009	8.597067	12.880121	49.82%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.119816	12.465354	12.10%	0
2016	10.971058	11.119816	1.36%	0
2015	11.336651	10.971058	-3.22%	0
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.965878	29.033230	16.29%	246
2016	22.923300	24.965878	8.91%	1,252
2015	23.050336	22.923300	-0.55%	1,647
2014	21.510360	23.050336	7.16%	3,446
2013	16.299498	21.510360	31.97%	3,478
2012	14.179258	16.299498	14.95%	3,503
2011	13.633077	14.179258	4.01%	3,532
2010	12.326389	13.633077	10.60%	4,737
2009	10.445924	12.326389	18.00%	4,770
2008	17.964756	10.445924	-41.85%	5,207
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	37.190455	41.153413	10.66%	15,383
2016	30.392797	37.190455	22.37%	16,038
2015	32.868914	30.392797	-7.53%	16,953
2014	30.769933	32.868914	6.82%	21,735
2013	22.800524	30.769933	34.95%	22,564
2012	19.629588	22.800524	16.15%	26,928
2011	21.908237	19.629588	-10.40%	33,651
2010	17.650383	21.908237	24.12%	37,839
2009	12.618626	17.650383	39.88%	27,876
2008	20.030494	12.618626	-37.00%	5,823
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.619505	12.828437	1.66%	82,659
2016	12.328865	12.619505	2.36%	82,915
2015	12.892289	12.328865	-4.37%	96,688
2014	12.728673	12.892289	1.29%	112,011
2013	14.184631	12.728673	-10.26%	123,715
2012	13.472357	14.184631	5.29%	133,623
2011	12.295411	13.472357	9.57%	205,329
2010	11.929218	12.295411	3.07%	194,944
2009	11.038864	11.929218	8.07%	142,665
2008	11.440148	11.038864	-3.51%	83,602

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	23.703763	27.960664	17.96%	0
2016	21.355042	23.703763	11.00%	0
2015	23.157428	21.355042	-7.78%	0
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.831977	28.234414	9.30%	24,830
2016	21.467330	25.831977	20.33%	26,189
2015	22.245681	21.467330	-3.50%	25,853
2014	19.518511	22.245681	13.97%	28,977
2013	15.324475	19.518511	27.37%	29,648
2012	13.447730	15.324475	13.96%	39,983
2011	13.831236	13.447730	-2.77%	45,876
2010	11.856213	13.831236	16.66%	48,567
2009	9.315701	11.856213	27.27%	46,326
2008	12.585912	9.315701	-25.98%	30,306
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.066538	12.640824	14.23%	16,008
2016	9.724339	11.066538	13.80%	17,064
2015*	10.000000	9.724339	-2.76%	16,141
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.597450	16.275779	11.50%	171,558
2016	14.341252	14.597450	1.79%	187,528
2015	14.774408	14.341252	-2.93%	206,439
2014	14.782617	14.774408	-0.06%	261,114
2013	13.176970	14.782617	12.19%	263,628
2012	12.221543	13.176970	7.82%	311,482
2011	12.934953	12.221543	-5.52%	308,155
2010	12.018891	12.934953	7.62%	227,374
2009*	10.000000	12.018891	20.19%	61,958
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.155021	10.662380	5.00%	0
2016	9.179683	10.155021	10.62%	0
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.797762	9.915255	1.20%	22,301
2016	9.752264	9.797762	0.47%	23,068
2015*	10.000000	9.752264	-2.48%	15,860
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.162694	1.63%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.870368	16.295690	9.58%	3,465
2016	11.568929	14.870368	28.54%	3,109
2015	12.614223	11.568929	-8.29%	2,306
2014	12.180737	12.614223	3.56%	3,117
2013*	10.000000	12.180737	21.81%	539
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.705856	13.204650	12.80%	0
2016	10.362670	11.705856	12.96%	0
2015	10.841571	10.362670	-4.42%	2,294
2014*	10.000000	10.841571	8.42%	2,294
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	38.308649	42.222915	10.22%	23,617
2016	31.073846	38.308649	23.28%	25,013
2015	32.447778	31.073846	-4.23%	27,680
2014	31.480821	32.447778	3.07%	33,153
2013	22.816722	31.480821	37.97%	34,754
2012	20.106417	22.816722	13.48%	41,867
2011	20.390739	20.106417	-1.39%	47,738
2010	16.527358	20.390739	23.38%	52,819
2009	13.482033	16.527358	22.59%	41,984
2008	19.903666	13.482033	-32.26%	37,727
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.408165	30.199104	18.86%	15,024
2016	23.251773	25.408165	9.27%	18,355
2015	23.510032	23.251773	-1.10%	20,083
2014	21.199542	23.510032	10.90%	25,041
2013	16.416157	21.199542	29.14%	30,350
2012	14.499648	16.416157	13.22%	34,542
2011	14.551624	14.499648	-0.36%	38,469
2010	12.957235	14.551624	12.31%	40,860
2009	10.484318	12.957235	23.59%	36,299
2008	17.060175	10.484318	-38.55%	21,093
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.363167	26.605784	24.54%	21,072
2016	20.241634	21.363167	5.54%	22,970
2015	21.220085	20.241634	-4.61%	24,712
2014	20.071167	21.220085	5.72%	25,878
2013	16.941897	20.071167	18.47%	26,038
2012	15.689093	16.941897	7.99%	29,658
2011	14.714455	15.689093	6.62%	41,351
2010	13.044385	14.714455	12.80%	36,067
2009	10.884321	13.044385	19.85%	35,161
2008	15.795961	10.884321	-31.09%	20,281

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.684320	25.225162	21.95%	1,267
2016	18.062029	20.684320	14.52%	1,319
2015	18.897938	18.062029	-4.42%	1,378
2014	19.022439	18.897938	-0.65%	2,119
2013	13.089064	19.022439	45.33%	2,175
2012	11.102817	13.089064	17.89%	2,240
2011	13.175601	11.102817	-15.73%	2,358
2010	10.271918	13.175601	28.27%	3,631
2009	8.330082	10.271918	23.31%	2,598
2008	13.653059	8.330082	-38.99%	2,797
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.254460	10.401188	1.43%	1,624
2016	9.599118	10.254460	6.83%	1,624
2015	9.888134	9.599118	-2.92%	0
2014	10.027409	9.888134	-1.39%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.238564	14.366016	8.52%	0
2016	14.134437	13.238564	-6.34%	0
2015	15.406923	14.134437	-8.26%	0
2014	15.925263	15.406923	-3.25%	0
2013	13.987908	15.925263	13.85%	0
2012	12.966617	13.987908	7.88%	0
2011	13.994934	12.966617	-7.35%	0
2010	12.630154	13.994934	10.81%	0
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.998747	13.223859	1.73%	4,240
2016	12.804334	12.998747	1.52%	5,342
2015	13.116623	12.804334	-2.38%	5,350
2014	12.923495	13.116623	1.49%	6,715
2013	13.082341	12.923495	-1.21%	6,794
2012	12.191501	13.082341	7.31%	7,634
2011	12.190654	12.191501	0.01%	9,275
2010	11.482091	12.190654	6.17%	13,984
2009	9.745985	11.482091	17.81%	24,399
2008	10.751903	9.745985	-9.36%	24,789

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.600530	16.148735	10.60%	5,134
2016	14.150012	14.600530	3.18%	7,427
2015	14.508393	14.150012	-2.47%	5,629
2014	14.198993	14.508393	2.18%	10,463
2013	12.793112	14.198993	10.99%	18,984
2012	11.693642	12.793112	9.40%	19,234
2011	11.976883	11.693642	-2.36%	18,698
2010	10.853307	11.976883	10.35%	17,116
2009	8.929952	10.853307	21.54%	11,311
2008	12.170952	8.929952	-26.63%	4,965
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.231641	17.364091	14.00%	37,814
2016	14.681779	15.231641	3.75%	40,032
2015	15.042833	14.681779	-2.40%	41,853
2014	14.667963	15.042833	2.56%	42,797
2013	12.936935	14.667963	13.38%	44,624
2012	11.669522	12.936935	10.86%	56,573
2011	12.050735	11.669522	-3.16%	88,614
2010	10.749898	12.050735	12.10%	122,903
2009	8.528856	10.749898	26.04%	114,517
2008	12.944625	8.528856	-34.11%	58,752
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.969231	18.899226	18.35%	8,576
2016	15.310086	15.969231	4.31%	8,649
2015	15.697732	15.310086	-2.47%	11,345
2014	15.284923	15.697732	2.70%	11,699
2013	12.839946	15.284923	19.04%	8,881
2012	11.369757	12.839946	12.93%	8,955
2011	11.933033	11.369757	-4.72%	8,587
2010	10.501446	11.933033	13.63%	8,776
2009	8.164651	10.501446	28.62%	2,464
2008	13.468509	8.164651	-39.38%	2,681
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.389799	11.829705	13.86%	0
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.638930	15.862564	-4.67%	12,027
2016	12.710239	16.638930	30.91%	13,808
2015	16.357623	12.710239	-22.30%	14,902
2014	19.124767	16.357623	-14.47%	17,851
2013	15.711387	19.124767	21.73%	20,345
2012	15.300242	15.711387	2.69%	28,803
2011	16.459815	15.300242	-7.04%	35,631
2010	14.088047	16.459815	16.84%	41,993
2009	9.736367	14.088047	44.70%	47,131
2008	21.779859	9.736367	-55.30%	64,559

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.696439	26.175074	10.46%	40,148
2016	20.530551	23.696439	15.42%	42,240
2015	21.865659	20.530551	-6.11%	41,773
2014	20.557336	21.865659	6.36%	45,792
2013	16.401790	20.557336	25.34%	47,111
2012	14.291310	16.401790	14.77%	51,221
2011	14.480127	14.291310	-1.30%	77,454
2010	12.850889	14.480127	12.68%	84,368
2009	10.090937	12.850889	27.35%	80,108
2008	17.997091	10.090937	-43.93%	68,808
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.213108	12.821584	14.34%	0
2016*	10.000000	11.213108	12.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	24.310026	32.136944	32.20%	19,257
2016	24.656563	24.310026	-1.41%	22,641
2015	23.522829	24.656563	4.82%	22,726
2014	21.610653	23.522829	8.85%	26,168
2013	16.205978	21.610653	33.35%	25,683
2012	14.448071	16.205978	12.17%	28,846
2011	14.739601	14.448071	-1.98%	33,185
2010	12.136474	14.739601	21.45%	38,603
2009	9.672824	12.136474	25.47%	32,287
2008	18.723429	9.672824	-48.34%	35,337
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.274138	13.535596	1.97%	213,335
2016	12.957186	13.274138	2.45%	211,404
2015	13.328146	12.957186	-2.78%	227,040
2014	12.870188	13.328146	3.56%	245,146
2013	13.403317	12.870188	-3.98%	265,608
2012	12.945119	13.403317	3.54%	289,037
2011	12.334105	12.945119	4.95%	314,096
2010	11.696525	12.334105	5.45%	318,532
2009	10.330978	11.696525	13.22%	401,740
2008	10.914247	10.330978	-5.34%	347,228
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	37.062979	43.806070	18.19%	30,594
2016	33.771382	37.062979	9.75%	33,734
2015	35.013378	33.771382	-3.55%	48,168
2014	33.678383	35.013378	3.96%	51,819
2013	25.279972	33.678383	33.22%	58,037
2012	22.506390	25.279972	12.32%	67,539
2011	25.747562	22.506390	-12.59%	79,795
2010	20.423747	25.747562	26.07%	86,768
2009	14.904845	20.423747	37.03%	92,687
2008	25.171396	14.904845	-40.79%	91,004

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.632729	25.024092	27.46%	22,096
2016	21.135613	19.632729	-7.11%	23,396
2015	20.868102	21.135613	1.28%	24,024
2014	23.208819	20.868102	-10.09%	1,082
2013	18.184482	23.208819	27.63%	1,082
2012	15.407177	18.184482	18.03%	1,764
2011	19.009475	15.407177	-18.95%	1,810
2010	17.182770	19.009475	10.63%	1,855
2009	13.884102	17.182770	23.76%	1,903
2008	25.269098	13.884102	-45.06%	2,433
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.858851	12.066837	1.75%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	30.005470	35.037477	16.77%	3,872
2016	28.004041	30.005470	7.15%	4,123
2015	29.502307	28.004041	-5.08%	4,368
2014	28.249184	29.502307	4.44%	5,544
2013	22.130733	28.249184	27.65%	6,303
2012	17.764050	22.130733	24.58%	7,180
2011	19.916759	17.764050	-10.81%	7,920
2010	16.077894	19.916759	23.88%	15,152
2009	10.434236	16.077894	54.09%	16,128
2008	21.846573	10.434236	-52.24%	7,137
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.365894	13.577929	9.80%	6,327
2016	11.142483	12.365894	10.98%	6,597
2015	12.116992	11.142483	-8.04%	8,944
2014	12.015766	12.116992	0.84%	10,281
2013	9.901081	12.015766	21.36%	10,890
2012	8.755911	9.901081	13.08%	11,862
2011	9.069547	8.755911	-3.46%	12,107
2010	8.389555	9.069547	8.11%	15,129
2009	6.569115	8.389555	27.71%	3,039
2008*	10.000000	6.569115	-34.31%	255
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.771344	15.885191	7.54%	22,670
2016	13.211539	14.771344	11.81%	31,656
2015	14.497013	13.211539	-8.87%	35,681
2014	14.132974	14.497013	2.58%	44,398
2013	12.650361	14.132974	11.72%	40,182
2012	11.453388	12.650361	10.45%	65,290
2011	11.408652	11.453388	0.39%	75,223
2010	10.326718	11.408652	10.48%	94,802
2009	7.767215	10.326718	32.95%	98,759
2008	11.261623	7.767215	-31.03%	82,162

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	25.671815	30.347963	18.22%	11,365
2016	22.561489	25.671815	13.79%	13,146
2015	23.881409	22.561489	-5.53%	29,906
2014	22.402200	23.881409	6.60%	33,887
2013	17.617147	22.402200	27.16%	36,736
2012	16.048634	17.617147	9.77%	39,939
2011	15.440812	16.048634	3.94%	45,400
2010	13.052968	15.440812	18.29%	48,489
2009	11.344899	13.052968	15.06%	51,517
2008	15.872203	11.344899	-28.52%	53,607
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	35.640501	38.670023	8.50%	26,778
2016	27.919019	35.640501	27.66%	30,065
2015	30.745576	27.919019	-9.19%	36,075
2014	31.179122	30.745576	-1.39%	44,922
2013	23.340627	31.179122	33.58%	47,448
2012	20.108351	23.340627	16.07%	60,545
2011	21.308778	20.108351	-5.63%	74,716
2010	16.948821	21.308778	25.72%	86,101
2009	13.383779	16.948821	26.64%	125,739
2008	20.379018	13.383779	-34.33%	45,241
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.447148	11.630101	37.68%	29,777
2016	7.335223	8.447148	15.16%	30,985
2015	9.305402	7.335223	-21.17%	33,904
2014*	10.000000	9.305402	-6.95%	37,449
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.916586	22.789432	14.42%	31,287
2016	18.951764	19.916586	5.09%	36,124
2015	20.670913	18.951764	-8.32%	39,653
2014	23.722979	20.670913	-12.87%	42,736
2013	19.675059	23.722979	20.57%	2,191
2012	16.972621	19.675059	15.92%	2,230
2011	19.369591	16.972621	-12.37%	2,273
2010	18.222589	19.369591	6.29%	4,080
2009	13.561455	18.222589	34.37%	2,946
2008	23.198948	13.561455	-41.54%	2,989
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.182821	9.177639	-0.06%	6,594
2016	9.097594	9.182821	0.94%	9,849
2015	9.695951	9.097594	-6.17%	13,934
2014	9.710786	9.695951	-0.15%	17,334

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.913055	12.103922	10.91%	0
2016	10.666799	10.913055	2.31%	0
2015	11.550900	10.666799	-7.65%	0
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.864769	10.028380	1.66%	0
2016	10.109309	9.864769	-2.42%	0
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.342774	17.865078	24.56%	3,405
2016	14.338045	14.342774	0.03%	3,917
2015	13.960088	14.338045	2.71%	4,254
2014	13.162533	13.960088	6.06%	7,479
2013	9.602726	13.162533	37.07%	8,675
2012*	10.000000	9.602726	-3.97%	12,109
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.284075	14.934494	12.42%	344
2016	11.971722	13.284075	10.96%	345
2015	12.755880	11.971722	-6.15%	352
2014	12.488852	12.755880	2.14%	343
2013	9.914927	12.488852	25.96%	353
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.398980	16.047607	19.77%	21,746
2016	13.586966	13.398980	-1.38%	22,812
2015	13.714333	13.586966	-0.93%	23,705
2014	12.988097	13.714333	5.59%	22,898
2013	9.696880	12.988097	33.94%	25,231
2012*	10.000000	9.696880	-3.03%	28,257
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	13.090311	15.181299	15.97%	58,467
2016	13.701831	13.090311	-4.46%	64,621
2015	15.247004	13.701831	-10.13%	83,118
2014	16.414568	15.247004	-7.11%	122,106
2013	13.378593	16.414568	22.69%	140,242
2012	11.449652	13.378593	16.85%	124,931
2011	12.583734	11.449652	-9.01%	140,233
2010	11.809328	12.583734	6.56%	162,380
2009*	10.000000	11.809328	18.09%	30,167

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.174147	12.734669	4.60%	2,168
2016	10.685851	12.174147	13.93%	5,511
2015	11.656668	10.685851	-8.33%	5,566
2014	11.666264	11.656668	-0.08%	3,168
2013	10.767691	11.666264	8.35%	3,208
2012*	10.000000	10.767691	7.68%	9,885
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.983884	16.155763	24.43%	2,234
2016	12.478277	12.983884	4.05%	2,380
2015	13.507213	12.478277	-7.62%	2,527
2014	12.770848	13.507213	5.77%	3,490
2013	10.023807	12.770848	27.41%	2,267
2012*	10.000000	10.023807	0.24%	5,512
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	22.457282	26.014158	15.84%	0
2016	21.953479	22.457282	2.29%	84
2015	22.298554	21.953479	-1.55%	83
2014	21.011031	22.298554	6.13%	588
2013	17.886708	21.011031	17.47%	632
2012	16.091081	17.886708	11.16%	10,386
2011	16.191014	16.091081	-0.62%	10,550
2010	15.272769	16.191014	6.01%	10,682
2009	12.403331	15.272769	23.13%	11,725
2008	15.070472	12.403331	-17.70%	11,591
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.765727	9.896884	1.34%	8,093
2016	9.742955	9.765727	0.23%	7,837
2015*	10.000000	9.742955	-2.57%	2,291
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.763694	39.214255	27.47%	20,613
2016	30.776024	30.763694	-0.04%	22,892
2015	28.040748	30.776024	9.75%	25,942
2014	26.365808	28.040748	6.35%	29,981
2013	20.544547	26.365808	28.33%	32,246
2012	16.917674	20.544547	21.44%	46,922
2011	18.540512	16.917674	-8.75%	44,282
2010	17.758387	18.540512	4.40%	47,959
2009	12.403817	17.758387	43.17%	43,169
2008	22.716955	12.403817	-45.40%	32,652
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.166132	22.971767	42.10%	4,239
2016	14.480865	16.166132	11.64%	3,812
2015	14.113205	14.480865	2.61%	4,400
2014	13.163399	14.113205	7.22%	4,619
2013	9.915766	13.163399	32.75%	5,926
2012*	10.000000	9.915766	-0.84%	5,965

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.843636	29.299767	28.26%	8,455
2016	24.971763	22.843636	-8.52%	9,353
2015	27.927566	24.971763	-10.58%	10,302
2014	32.404704	27.927566	-13.82%	12,962
2013	28.918947	32.404704	12.05%	15,021
2012	26.060546	28.918947	10.97%	19,472
2011	39.281295	26.060546	-33.66%	1,123
2010	32.044817	39.281295	22.58%	1,167
2009	18.250720	32.044817	75.58%	1,215
2008	38.966658	18.250720	-53.16%	1,737
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.505889	10.661459	25.34%	1,098
2016	7.182082	8.505889	18.43%	1,101
2015	9.162735	7.182082	-21.62%	0
2014	9.799432	9.162735	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.930835	10.113958	1.84%	0
2016*	10.000000	9.930835	-0.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.090537	16.216059	23.88%	1,416
2016	12.270492	13.090537	6.68%	1,416
2015	12.788982	12.270492	-4.05%	2,607
2014	14.100140	12.788982	-9.30%	3,267
2013	10.183068	14.100140	38.47%	3,040
2012*	10.000000	10.183068	1.83%	4,623
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.518202	32.815061	15.07%	88,662
2016	25.562297	28.518202	11.56%	98,671
2015	26.316484	25.562297	-2.87%	110,657
2014	24.355034	26.316484	8.05%	120,633
2013	18.318495	24.355034	32.95%	139,464
2012	16.122926	18.318495	13.62%	165,013
2011	16.519974	16.122926	-2.40%	195,056
2010	15.149121	16.519974	9.05%	213,845
2009	12.617582	15.149121	20.06%	241,409
2008	19.133862	12.617582	-34.06%	66,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.433584	19.192306	24.35%	19,813
2016	15.157397	15.433584	1.82%	12,045
2015	14.539877	15.157397	4.25%	9,444
2014	14.662964	14.539877	-0.84%	9,179
2013	11.716593	14.662964	25.15%	9,303
2012	10.307925	11.716593	13.67%	16,925
2011	10.702750	10.307925	-3.69%	16,479
2010*	10.000000	10.702750	7.03%	11,686

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.056733	12.632368	25.61%	3,868
2016	9.690096	10.056733	3.78%	4,527
2015*	10.000000	9.690096	-3.10%	4,643
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.441749	12.918941	3.84%	24,011
2016	11.986098	12.441749	3.80%	23,970
2015	12.327078	11.986098	-2.77%	22,676
2014	11.687977	12.327078	5.47%	21,687
2013	11.990000	11.687977	-2.52%	28,768
2012	11.199459	11.990000	7.06%	32,795
2011	10.836056	11.199459	3.35%	45,832
2010	10.342210	10.836056	4.78%	46,187
2009	9.643273	10.342210	7.25%	46,933
2008	10.983472	9.643273	-12.20%	196,544
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	22.146379	23.797281	7.45%	0
2016	20.424505	22.146379	8.43%	0
2015	21.078495	20.424505	-3.10%	0
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	420
2011	19.281092	20.207642	4.81%	420
2010	17.918838	19.281092	7.60%	420
2009	14.045524	17.918838	27.58%	420
2008	16.848924	14.045524	-16.64%	420
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.232228	10.188317	10.36%	1,600
2016	8.189545	9.232228	12.73%	2,562
2015*	10.000000	8.189545	-18.10%	1,002
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.210537	18.680041	15.23%	1,448
2016	14.893173	16.210537	8.85%	1,679
2015	16.362123	14.893173	-8.98%	2,390
2014	17.039279	16.362123	-3.97%	3,085
2013	13.173078	17.039279	29.35%	3,340
2012	10.956550	13.173078	20.23%	5,710
2011	11.276729	10.956550	-2.84%	2,370
2010*	10.000000	11.276729	12.77%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.994518	25.513247	6.33%	15,716
2016	20.355923	23.994518	17.87%	17,549
2015	21.725846	20.355923	-6.31%	35,667
2014	19.617821	21.725846	10.75%	37,830
2013	15.195144	19.617821	29.11%	43,324
2012	13.541825	15.195144	12.21%	55,555
2011	13.743741	13.541825	-1.47%	56,033
2010	12.387724	13.743741	10.95%	70,669
2009*	10.000000	12.387724	23.88%	3,894
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.672143	16.659012	13.54%	1,470,203
2016	13.727661	14.672143	6.88%	1,606,426
2015	13.864243	13.727661	-0.99%	1,831,737
2014	13.467867	13.864243	2.94%	2,095,201
2013	11.141370	13.467867	20.88%	2,352,343
2012	9.820076	11.141370	13.46%	2,551,104
2011	9.922759	9.820076	-1.03%	2,675,365
2010	9.034298	9.922759	9.83%	2,779,534
2009	7.465869	9.034298	21.01%	2,276,035
2008	10.843154	7.465869	-31.15%	909,202
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.955312	11.087281	1.20%	481,537
2016	10.884112	10.955312	0.65%	502,279
2015	11.126283	10.884112	-2.18%	546,678
2014	10.809399	11.126283	2.93%	583,225
2013	11.315634	10.809399	-4.47%	641,952
2012	10.995134	11.315634	2.91%	493,150
2011	10.606108	10.995134	3.67%	490,207
2010	10.205658	10.606108	3.92%	518,605
2009	9.280979	10.205658	9.96%	411,257
2008	10.502388	9.280979	-11.63%	136,440
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	15.048988	19.326108	28.42%	71,330
2016	15.318758	15.048988	-1.76%	73,875
2015	14.663961	15.318758	4.47%	74,046
2014	14.686033	14.663961	-0.15%	76,729
2013	11.643199	14.686033	26.13%	84,724
2012	9.726901	11.643199	19.70%	103,312
2011	10.938302	9.726901	-11.07%	106,719
2010	10.023020	10.938302	9.13%	111,524
2009	7.218983	10.023020	38.84%	103,159
2008	11.998783	7.218983	-39.84%	77,144

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.648893	19.610087	25.31%	107,007
2016	14.632935	15.648893	6.94%	126,748
2015	14.022697	14.632935	4.35%	143,640
2014	13.234019	14.022697	5.96%	154,272
2013	10.413584	13.234019	27.08%	165,681
2012	9.046835	10.413584	15.11%	185,219
2011	9.680230	9.046835	-6.54%	205,983
2010	8.352911	9.680230	15.89%	213,486
2009	6.138425	8.352911	36.08%	211,761
2008	11.222723	6.138425	-45.30%	192,309
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.836706	16.542715	19.56%	364,906
2016	12.702711	13.836706	8.93%	442,195
2015	12.816088	12.702711	-0.88%	497,611
2014	11.858170	12.816088	8.08%	556,206
2013	9.095307	11.858170	30.38%	644,663
2012	7.924459	9.095307	14.78%	624,653
2011	8.266547	7.924459	-4.14%	673,661
2010	7.597040	8.266547	8.81%	694,188
2009	5.928601	7.597040	28.14%	512,387
2008	9.762924	5.928601	-39.27%	145,668
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.969561	28.814927	15.40%	49,592
2016	21.658570	24.969561	15.29%	53,939
2015	23.628957	21.658570	-8.34%	62,395
2014	22.124037	23.628957	6.80%	70,752
2013	16.676857	22.124037	32.66%	83,397
2012	14.393787	16.676857	15.86%	98,430
2011	15.063527	14.393787	-4.45%	109,142
2010	13.307463	15.063527	13.20%	120,451
2009	10.581010	13.307463	25.77%	114,472
2008	17.189769	10.581010	-38.45%	121,811
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.340096	10.846777	16.13%	0
2016	9.250168	9.340096	0.97%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.431656	21.388079	4.68%	2,334
2016	18.252878	20.431656	11.94%	4,105
2015	19.114320	18.252878	-4.51%	5,698
2014	19.009644	19.114320	0.55%	6,756
2013	18.107101	19.009644	4.98%	156
2012	16.121321	18.107101	12.32%	156
2011	15.836568	16.121321	1.80%	156
2010	14.273771	15.836568	10.95%	519
2009	9.970928	14.273771	43.15%	519
2008	14.122069	9.970928	-29.39%	1,011

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.584255	16.618259	22.33%	21,860
2016	12.201172	13.584255	11.34%	23,658
2015	12.594061	12.201172	-3.12%	26,322
2014	12.053878	12.594061	4.48%	34,622
2013	8.564913	12.053878	40.74%	41,241
2012	7.476887	8.564913	14.55%	49,175
2011	8.631396	7.476887	-13.38%	69,096
2010	7.629139	8.631396	13.14%	80,442
2009	5.086752	7.629139	49.98%	76,292
2008*	10.000000	5.086752	-49.13%	3,407
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.279085	17.733263	16.06%	87,938
2016	14.151526	15.279085	7.97%	97,487
2015	14.493622	14.151526	-2.36%	112,290
2014	13.376068	14.493622	8.35%	122,227
2013	9.846058	13.376068	35.85%	140,657
2012	9.016009	9.846058	9.21%	170,446
2011	9.505383	9.016009	-5.15%	194,575
2010	7.845689	9.505383	21.15%	206,080
2009	6.095623	7.845689	28.71%	365,936
2008*	10.000000	6.095623	-39.04%	424,423
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.578517	14.775950	17.47%	50,000
2016	11.837882	12.578517	6.26%	52,811
2015	12.288876	11.837882	-3.67%	55,564
2014	11.993938	12.288876	2.46%	66,137
2013	9.447642	11.993938	26.95%	79,346
2012	8.295902	9.447642	13.88%	82,718
2011	9.037008	8.295902	-8.20%	86,278
2010	8.017520	9.037008	12.72%	82,214
2009	6.329119	8.017520	26.68%	41,786
2008*	10.000000	6.329119	-36.71%	20,662
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.257304	13.467439	9.87%	543,418
2016	11.780796	12.257304	4.04%	593,296
2015	12.143745	11.780796	-2.99%	650,502
2014	11.874946	12.143745	2.26%	687,295
2013	10.562844	11.874946	12.42%	785,052
2012	9.700454	10.562844	8.89%	756,798
2011	10.027838	9.700454	-3.26%	728,994
2010	9.263244	10.027838	8.25%	742,404
2009	7.884632	9.263244	17.48%	341,445
2008*	10.000000	7.884632	-21.15%	27,806

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.599919	14.307720	13.55%	1,658,579
2016	11.973166	12.599919	5.23%	1,703,399
2015	12.375742	11.973166	-3.25%	1,813,742
2014	12.055552	12.375742	2.66%	2,018,203
2013	10.140761	12.055552	18.88%	2,052,961
2012	9.101244	10.140761	11.42%	2,090,328
2011	9.613325	9.101244	-5.33%	2,213,230
2010	8.723627	9.613325	10.20%	2,155,932
2009	7.165610	8.723627	21.74%	1,086,700
2008*	10.000000	7.165610	-28.34%	77,157
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.430372	11.920765	4.29%	217,148
2016	11.143052	11.430372	2.58%	262,816
2015	11.448690	11.143052	-2.67%	280,101
2014	11.299369	11.448690	1.32%	290,582
2013	10.982338	11.299369	2.89%	348,844
2012	10.419919	10.982338	5.40%	341,037
2011	10.478811	10.419919	-0.56%	245,159
2010	10.006663	10.478811	4.72%	222,203
2009	9.029915	10.006663	10.82%	207,213
2008*	10.000000	9.029915	-9.70%	37,588
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.496412	11.812087	12.53%	0
2016	10.141082	10.496412	3.50%	0
2015	10.806831	10.141082	-6.16%	0
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.502021	12.129939	15.50%	0
2016	10.083850	10.502021	4.15%	0
2015	10.811680	10.083850	-6.73%	0
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.459980	13.924425	11.75%	1,151,255
2016	11.904805	12.459980	4.66%	1,263,756
2015	12.272399	11.904805	-3.00%	1,339,809
2014	11.969453	12.272399	2.53%	1,393,706
2013	10.362445	11.969453	15.51%	1,562,011
2012	9.405547	10.362445	10.17%	1,593,646
2011	9.821305	9.405547	-4.23%	1,729,438
2010	8.993867	9.821305	9.20%	1,835,127
2009	7.521865	8.993867	19.57%	1,164,041
2008*	10.000000	7.521865	-24.78%	237,532

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.540346	14.518437	15.77%	304,147
2016	11.886699	12.540346	5.50%	325,104
2015	12.308708	11.886699	-3.43%	346,355
2014	12.005828	12.308708	2.52%	403,718
2013	9.852628	12.005828	21.85%	428,146
2012	8.769858	9.852628	12.35%	446,000
2011	9.382225	8.769858	-6.53%	500,481
2010	8.444619	9.382225	11.10%	570,508
2009	6.804125	8.444619	24.11%	327,556
2008*	10.000000	6.804125	-31.96%	183,752
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	12.069112	13.004341	7.75%	222,920
2016	11.612009	12.069112	3.94%	234,153
2015	11.970472	11.612009	-2.99%	248,311
2014	11.729710	11.970472	2.05%	260,799
2013	10.754332	11.729710	9.07%	277,422
2012	9.967594	10.754332	7.89%	379,189
2011	10.192952	9.967594	-2.21%	398,990
2010	9.534297	10.192952	6.91%	399,757
2009	8.262967	9.534297	15.39%	257,940
2008*	10.000000	8.262967	-17.37%	19,468
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.812447	12.066844	2.15%	70,644
2016	11.472487	11.812447	2.96%	73,730
2015	11.804603	11.472487	-2.81%	80,634
2014	11.501237	11.804603	2.64%	87,756
2013	11.985097	11.501237	-4.04%	95,910
2012	11.373008	11.985097	5.38%	101,402
2011	10.917498	11.373008	4.17%	98,158
2010	10.427791	10.917498	4.70%	106,328
2009	9.793750	10.427791	6.47%	154,322
2008*	10.000000	9.793750	-2.06%	3,146
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.643252	12.864380	1.75%	4,025
2016	12.477752	12.643252	1.33%	3,846
2015	12.792070	12.477752	-2.46%	9,455
2014	12.439242	12.792070	2.84%	13,896
2013	12.952001	12.439242	-3.96%	14,957
2012	12.332403	12.952001	5.02%	19,267
2011	11.859763	12.332403	3.99%	20,561
2010	11.187800	11.859763	6.01%	27,873
2009	9.799538	11.187800	14.17%	32,150
2008*	10.000000	9.799538	-2.00%	17,302
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.839602	13.685744	15.59%	1,515
2016	10.840003	11.839602	9.22%	0
2015	11.416257	10.840003	-5.05%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.387414	12.710506	11.62%	0
2016	10.676966	11.387414	6.65%	0
2015	11.084585	10.676966	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.927100	34.518414	38.48%	15,481
2016	23.652550	24.927100	5.39%	13,881
2015	28.798079	23.652550	-17.87%	15,599
2014	31.156320	28.798079	-7.57%	17,750
2013	31.640286	31.156320	-1.53%	916
2012	27.584275	31.640286	14.70%	919
2011	36.345122	27.584275	-24.10%	958
2010	31.978626	36.345122	13.65%	996
2009	19.997995	31.978626	59.91%	1,036
2008	48.482892	19.997995	-58.75%	1,480
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.854920	11.866668	0.10%	141,442
2016	12.001029	11.854920	-1.22%	136,165
2015	12.253042	12.001029	-2.06%	144,361
2014	11.950681	12.253042	2.53%	156,297
2013	12.703573	11.950681	-5.93%	170,338
2012	12.572529	12.703573	1.04%	171,897
2011	11.954538	12.572529	5.17%	185,872
2010	11.635860	11.954538	2.74%	205,304
2009	11.556553	11.635860	0.69%	324,511
2008	10.941692	11.556553	5.62%	387,368
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.850415	8.714877	-1.53%	254,527
2016	9.025259	8.850415	-1.94%	173,898
2015	9.204747	9.025259	-1.95%	243,949
2014	9.387808	9.204747	-1.95%	261,510
2013	9.574509	9.387808	-1.95%	351,149
2012	9.765449	9.574509	-1.96%	426,969
2011	9.959114	9.765449	-1.94%	447,029
2010	10.157162	9.959114	-1.95%	537,304
2009	10.354819	10.157162	-1.91%	420,237
2008	10.348233	10.354819	0.06%	539,936
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	8.008003	9.978335	24.60%	26,646
2016	8.115402	8.008003	-1.32%	32,489
2015	8.552281	8.115402	-5.11%	34,743
2014	8.785622	8.552281	-2.66%	42,073
2013	7.621717	8.785622	15.27%	40,596
2012	6.746396	7.621717	12.97%	40,694
2011	7.644830	6.746396	-11.75%	51,197
2010	6.899575	7.644830	10.80%	47,836
2009	5.435866	6.899575	26.93%	45,755
2008*	10.000000	5.435866	-45.64%	17,616

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.857738	10.809728	22.04%	21,773
2016	8.986409	8.857738	-1.43%	22,628
2015	9.294249	8.986409	-3.31%	23,089
2014	10.104360	9.294249	-8.02%	28,396
2013	8.515928	10.104360	18.65%	28,089
2012	7.347534	8.515928	15.90%	29,921
2011	8.598280	7.347534	-14.55%	30,540
2010	8.165074	8.598280	5.31%	30,441
2009	6.475014	8.165074	26.10%	27,043
2008	11.604467	6.475014	-44.20%	33,756
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.967273	27.832483	16.13%	105,427
2016	22.328548	23.967273	7.34%	109,505
2015	23.002243	22.328548	-2.93%	124,213
2014	22.345704	23.002243	2.94%	128,465
2013	17.909927	22.345704	24.77%	118,716
2012	15.760488	17.909927	13.64%	112,891
2011	16.731092	15.760488	-5.80%	118,428
2010	14.885937	16.731092	12.40%	129,540
2009	11.935003	14.885937	24.73%	160,339
2008	19.273993	11.935003	-38.08%	110,602
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.269557	16.639227	8.97%	179,136
2016	14.649101	15.269557	4.24%	196,990
2015	14.966448	14.649101	-2.12%	197,789
2014	14.594888	14.966448	2.55%	191,746
2013	13.123412	14.594888	11.21%	191,877
2012	12.236480	13.123412	7.25%	253,552
2011	12.369869	12.236480	-1.08%	242,185
2010	11.488255	12.369869	7.67%	257,619
2009*	10.000000	11.488255	14.88%	121,031
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.615153	19.830499	12.58%	581,903
2016	16.674050	17.615153	5.64%	594,912
2015	17.096610	16.674050	-2.47%	599,546
2014	16.572851	17.096610	3.16%	726,402
2013	14.144874	16.572851	17.17%	848,158
2012	12.852412	14.144874	10.06%	835,000
2011	13.231289	12.852412	-2.86%	830,376
2010	12.045182	13.231289	9.85%	666,811
2009*	10.000000	12.045182	20.45%	382,202

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.411307	13.897812	3.63%	108,073
2016	13.117976	13.411307	2.24%	103,689
2015	13.343536	13.117976	-1.69%	124,382
2014	13.099296	13.343536	1.86%	118,976
2013	12.744055	13.099296	2.79%	137,519
2012	12.358508	12.744055	3.12%	167,269
2011	12.244822	12.358508	0.93%	177,442
2010	11.793354	12.244822	3.83%	192,338
2009	11.026204	11.793354	6.96%	193,441
2008	11.966235	11.026204	-7.86%	118,704
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.484880	11.723551	11.81%	0
2016	10.115449	10.484880	3.65%	0
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.542483	12.091059	14.69%	0
2016	10.052806	10.542483	4.87%	0
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.853199	20.876366	10.73%	578,880
2016	17.945268	18.853199	5.06%	662,635
2015	18.363639	17.945268	-2.28%	764,722
2014	17.806277	18.363639	3.13%	805,830
2013	15.571226	17.806277	14.35%	951,706
2012	14.332048	15.571226	8.65%	1,109,533
2011	14.622383	14.332048	-1.99%	1,183,613
2010	13.445621	14.622383	8.75%	1,237,342
2009	11.510438	13.445621	16.81%	1,180,213
2008	15.285064	11.510438	-24.69%	810,297
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.806289	24.948616	14.41%	289,981
2016	20.500037	21.806289	6.37%	344,930
2015	21.061472	20.500037	-2.67%	397,700
2014	20.465842	21.061472	2.91%	486,321
2013	17.056007	20.465842	19.99%	564,456
2012	15.291798	17.056007	11.54%	577,613
2011	15.934161	15.291798	-4.03%	638,474
2010	14.402396	15.934161	10.64%	684,574
2009	11.808455	14.402396	21.97%	720,183
2008	17.554065	11.808455	-32.73%	711,256

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	16.178521	17.325210	7.09%	192,229
2016	15.609193	16.178521	3.65%	217,301
2015	15.924497	15.609193	-1.98%	225,691
2014	15.506288	15.924497	2.70%	231,073
2013	14.312546	15.506288	8.34%	251,192
2012	13.511552	14.312546	5.93%	290,936
2011	13.501187	13.511552	0.08%	299,988
2010	12.688935	13.501187	6.40%	265,653
2009	11.296366	12.688935	12.33%	356,441
2008	13.561316	11.296366	-16.70%	274,175
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.511913	28.049481	24.60%	68,966
2016	22.219702	22.511913	1.32%	75,642
2015	21.619027	22.219702	2.78%	107,530
2014	20.309979	21.619027	6.45%	117,685
2013	15.198751	20.309979	33.63%	133,109
2012	13.090219	15.198751	16.11%	146,721
2011	13.691636	13.090219	-4.39%	169,976
2010	12.867835	13.691636	6.40%	181,702
2009*	10.000000	12.867835	28.68%	1,035
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.114077	11.658249	15.27%	14,879
2016	9.502433	10.114077	6.44%	15,085
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.711433	12.782034	19.33%	1,842
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	36.301282	41.212182	13.53%	24,206
2016	30.776705	36.301282	17.95%	24,204
2015	32.204971	30.776705	-4.43%	24,882
2014	30.017686	32.204971	7.29%	30,685
2013	23.010003	30.017686	30.45%	33,323
2012	19.977903	23.010003	15.18%	39,725
2011	20.906373	19.977903	-4.44%	45,863
2010	16.894982	20.906373	23.74%	47,610
2009	12.599854	16.894982	34.09%	48,841
2008	20.226044	12.599854	-37.70%	46,127

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.689575	15.315903	4.26%	70,101
2016	13.788618	14.689575	6.53%	72,385
2015	14.481429	13.788618	-4.78%	79,058
2014	14.217275	14.481429	1.86%	85,075
2013	14.664939	14.217275	-3.05%	84,040
2012	13.325004	14.664939	10.06%	85,361
2011	12.875031	13.325004	3.49%	83,143
2010	11.873865	12.875031	8.43%	82,785
2009	9.736227	11.873865	21.96%	69,947
2008	12.005886	9.736227	-18.90%	52,876
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.663559	11.895432	23.10%	130,567
2016	10.104996	9.663559	-4.37%	138,421
2015	10.373896	10.104996	-2.59%	153,802
2014	10.725252	10.373896	-3.28%	156,066
2013	9.034304	10.725252	18.72%	168,129
2012	7.976413	9.034304	13.26%	190,621
2011	9.000995	7.976413	-11.38%	216,485
2010	8.066282	9.000995	11.59%	228,428
2009	6.044248	8.066282	33.45%	355,123
2008*	10.000000	6.044248	-39.56%	371,068
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.974626	16.790907	20.15%	37,736
2016	13.575542	13.974626	2.94%	41,648
2015	14.627548	13.575542	-7.19%	54,501
2014	16.516926	14.627548	-11.44%	52,305
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	723
2011	14.795477	12.126122	-18.04%	723
2010	14.249548	14.795477	3.83%	723
2009	11.221641	14.249548	26.98%	723
2008	21.384785	11.221641	-47.53%	723
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	14.005235	17.836292	27.35%	57,219
2016	14.004290	14.005235	0.01%	64,786
2015	13.849379	14.004290	1.12%	72,420
2014	12.823434	13.849379	8.00%	86,289
2013	9.729903	12.823434	31.79%	98,154
2012	8.544698	9.729903	13.87%	120,207
2011	9.005380	8.544698	-5.12%	128,184
2010	7.961577	9.005380	13.11%	156,921
2009	6.277357	7.961577	26.83%	231,880
2008*	10.000000	6.277357	-37.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.163439	15.882643	12.14%	30,820
2016	12.447110	14.163439	13.79%	32,245
2015	13.146474	12.447110	-5.32%	36,486
2014	12.162131	13.146474	8.09%	48,961
2013	9.186203	12.162131	32.40%	51,803
2012	7.967675	9.186203	15.29%	60,085
2011	8.653032	7.967675	-7.92%	72,348
2010	7.827338	8.653032	10.55%	93,919
2009	6.265525	7.827338	24.93%	95,714
2008*	10.000000	6.265525	-37.34%	791
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	14.099530	17.630562	25.04%	69,052
2016	13.558135	14.099530	3.99%	78,329
2015	13.875771	13.558135	-2.29%	86,587
2014	13.644232	13.875771	1.70%	101,584
2013	10.039569	13.644232	35.90%	107,724
2012	8.931698	10.039569	12.40%	136,690
2011	9.533309	8.931698	-6.31%	156,001
2010	7.687878	9.533309	24.00%	162,505
2009	6.188086	7.687878	24.24%	231,465
2008*	10.000000	6.188086	-38.12%	136,281
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.325112	20.455517	11.63%	66,235
2016	15.892422	18.325112	15.31%	69,898
2015	16.690140	15.892422	-4.78%	80,457
2014	14.546263	16.690140	14.74%	96,254
2013	10.934308	14.546263	33.03%	106,855
2012	9.585454	10.934308	14.07%	126,334
2011	10.008039	9.585454	-4.22%	149,132
2010	8.531911	10.008039	17.30%	171,344
2009	6.669444	8.531911	27.93%	247,450
2008*	10.000000	6.669444	-33.31%	269,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	22.307047	27.264414	22.22%	2,032
2016	21.052971	22.307047	5.96%	2,597
2015	21.358593	21.052971	-1.43%	3,927
2014	21.244174	21.358593	0.54%	5,406
2013	15.051287	21.244174	41.15%	5,759
2012	13.574086	15.051287	10.88%	7,478
2011	13.963762	13.574086	-2.79%	12,496
2010	11.383451	13.963762	22.67%	12,087
2009	9.128209	11.383451	24.71%	16,523
2008	17.414054	9.128209	-47.58%	17,873

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	36.357369	38.770960	6.64%	6,164
2016	29.517622	36.357369	23.17%	6,591
2015	32.125237	29.517622	-8.12%	7,343
2014	30.688022	32.125237	4.68%	9,662
2013	22.351848	30.688022	37.30%	10,209
2012	18.949634	22.351848	17.95%	11,842
2011	20.440477	18.949634	-7.29%	15,401
2010	16.482865	20.440477	24.01%	23,320
2009	13.356635	16.482865	23.41%	23,639
2008	20.122351	13.356635	-33.62%	26,386
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.727135	36.326525	11.00%	6,798
2016	27.236083	32.727135	20.16%	7,565
2015	28.314416	27.236083	-3.81%	8,452
2014	28.717928	28.314416	-1.41%	9,872
2013	20.838481	28.717928	37.81%	11,020
2012	18.445249	20.838481	12.97%	13,817
2011	19.970280	18.445249	-7.64%	15,475
2010	16.296331	19.970280	22.54%	16,053
2009	12.363666	16.296331	31.81%	16,087
2008	20.455785	12.363666	-39.56%	49,476
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.560885	26.600949	17.91%	58,935
2016	20.698736	22.560885	9.00%	66,015
2015	20.971602	20.698736	-1.30%	76,340
2014	19.128379	20.971602	9.64%	82,259
2013	14.915989	19.128379	28.24%	97,495
2012	13.362918	14.915989	11.62%	113,433
2011	13.576782	13.362918	-1.58%	130,407
2010	12.229463	13.576782	11.02%	140,869
2009	9.933923	12.229463	23.11%	230,032
2008	17.352525	9.933923	-42.75%	282,218
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.183858	13.721699	4.08%	26,893
2016	12.544898	13.183858	5.09%	29,688
2015	13.562081	12.544898	-7.50%	30,020
2014	10.755035	13.562081	26.10%	32,399
2013	10.680542	10.755035	0.70%	38,252
2012	9.424859	10.680542	13.32%	49,624
2011	9.055986	9.424859	4.07%	61,714
2010	7.114320	9.055986	27.29%	74,951
2009	5.559464	7.114320	27.97%	84,457
2008*	10.000000	5.559464	-44.41%	355

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.960961	16.595079	18.87%	17,025
2016	12.781249	13.960961	9.23%	16,253
2015	12.913677	12.781249	-1.03%	2,848
2014	11.647335	12.913677	10.87%	1,637
2013*	10.000000	11.647335	16.47%	1,935
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.910394	9.871129	-0.40%	54,235
2016	9.861228	9.910394	0.50%	56,589
2015	10.091776	9.861228	-2.28%	60,302
2014	10.241887	10.091776	-1.47%	65,542
2013	10.434583	10.241887	-1.85%	72,716
2012	10.280398	10.434583	1.50%	68,304
2011	10.349954	10.280398	-0.67%	71,739
2010	10.306389	10.349954	0.42%	79,517
2009	9.813634	10.306389	5.02%	84,017
2008*	10.000000	9.813634	-1.86%	12,895
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.180420	15.876540	11.96%	1,623
2016	11.964520	14.180420	18.52%	1,524
2015	12.828800	11.964520	-6.74%	1,838
2014	12.514368	12.828800	2.51%	1,175
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.377552	16.097531	20.33%	130,801
2016	13.492419	13.377552	-0.85%	143,295
2015	14.319716	13.492419	-5.78%	148,291
2014	15.899946	14.319716	-9.94%	147,609
2013	13.502774	15.899946	17.75%	149,488
2012	11.518399	13.502774	17.23%	172,427
2011	13.414082	11.518399	-14.13%	193,576
2010	12.864296	13.414082	4.27%	183,258
2009*	10.000000	12.864296	28.64%	279,371
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	28.600591	34.933127	22.14%	917
2016	28.002457	28.600591	2.14%	917
2015	28.278097	28.002457	-0.97%	996

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.633568	9.530418	-1.07%	90,489
2016	9.706292	9.633568	-0.75%	94,551
2015	9.881184	9.706292	-1.77%	98,084
2014	10.016598	9.881184	-1.35%	110,347
2013	10.153185	10.016598	-1.35%	121,662
2012	9.899724	10.153185	2.56%	128,686
2011	10.066997	9.899724	-1.66%	130,343
2010	9.751814	10.066997	3.23%	163,837
2009	8.776128	9.751814	11.12%	180,272
2008	10.339136	8.776128	-15.12%	295,566
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	24.463118	28.408292	16.13%	3,599
2016	22.708715	24.463118	7.73%	4,067
2015	23.268227	22.708715	-2.40%	4,699
2014	21.498966	23.268227	8.23%	5,193
2013	15.934428	21.498966	34.92%	7,233
2012	14.644211	15.934428	8.81%	5,975
2011	15.409556	14.644211	-4.97%	6,713
2010	12.792100	15.409556	20.46%	10,052
2009	9.926852	12.792100	28.86%	9,703
2008	16.719252	9.926852	-40.63%	14,950
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	28.138290	37.612542	33.67%	15,992
2016	28.741527	28.138290	-2.10%	16,334
2015	28.274821	28.741527	1.65%	17,833
2014	28.256219	28.274821	0.07%	18,317
2013	22.692867	28.256219	24.52%	1,495
2012	19.136033	22.692867	18.59%	1,495
2011	21.335250	19.136033	-10.31%	1,495
2010	18.806055	21.335250	13.45%	2,455
2009	13.763518	18.806055	36.64%	1,495
2008	23.526051	13.763518	-41.50%	1,495
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.916521	10.310651	3.97%	3,930
2016	9.516953	9.916521	4.20%	8,202
2015	9.954297	9.516953	-4.39%	8,205
2014	9.905471	9.954297	0.49%	9,620
2013	10.139690	9.905471	-2.31%	5,500
2012*	10.000000	10.139690	1.40%	5,570
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.673756	10.754339	23.99%	3,950
2016	9.092687	8.673756	-4.61%	4,026
2015	8.994189	9.092687	1.10%	4,420
2014*	10.000000	8.994189	-10.06%	4,793

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.565657	28.095282	14.37%	64,895
2016	22.509595	24.565657	9.13%	73,779
2015	22.265508	22.509595	1.10%	84,492
2014	20.569009	22.265508	8.25%	97,085
2013	15.960199	20.569009	28.88%	111,407
2012	13.959700	15.960199	14.33%	126,364
2011	14.281674	13.959700	-2.25%	143,339
2010	12.575351	14.281674	13.57%	155,232
2009	10.020365	12.575351	25.50%	229,584
2008	16.652019	10.020365	-39.82%	254,943
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	35.855165	40.048651	11.70%	18,379
2016	31.074615	35.855165	15.38%	19,385
2015	33.749328	31.074615	-7.93%	20,374
2014	30.827666	33.749328	9.48%	25,516
2013	22.357865	30.827666	37.88%	25,023
2012	19.379189	22.357865	15.37%	28,101
2011	20.246317	19.379189	-4.28%	32,421
2010	16.779833	20.246317	20.66%	35,274
2009	12.502392	16.779833	34.21%	41,306
2008	20.568311	12.502392	-39.22%	90,077
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.081144	11.207615	11.17%	0
2016	9.105932	10.081144	10.71%	0
2015	10.226711	9.105932	-10.96%	0
2014	10.382876	10.226711	-1.50%	0
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	3,227
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.630977	10.367293	7.65%	0
2016	8.675662	9.630977	11.01%	0
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.532998	11.436860	8.58%	10,251
2016	10.438810	10.532998	0.90%	14,070
2015	11.469395	10.438810	-8.99%	16,289
2014	11.662394	11.469395	-1.65%	18,789
2013	12.730338	11.662394	-8.39%	21,785
2012	12.338602	12.730338	3.17%	23,495
2011	11.606488	12.338602	6.31%	27,231
2010	10.822960	11.606488	7.24%	21,052
2009*	10.000000	10.822960	8.23%	6,829

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.889914	10.811841	-0.72%	121,120
2016	10.962826	10.889914	-0.67%	115,955
2015	11.157555	10.962826	-1.75%	112,312
2014	11.294935	11.157555	-1.22%	127,527
2013	11.546390	11.294935	-2.18%	163,284
2012	11.136275	11.546390	3.68%	178,053
2011	11.243820	11.136275	-0.96%	182,498
2010	10.902078	11.243820	3.13%	176,712
2009*	10.000000	10.902078	9.02%	148,316
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.070171	10.101951	0.32%	3,245
2016*	10.000000	10.070171	0.70%	3,451
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.379677	10.668095	2.78%	4,677
2016	10.318944	10.379677	0.59%	13,759
2015	10.488961	10.318944	-1.62%	13,520
2014	10.269571	10.488961	2.14%	11,091
2013	10.693354	10.269571	-3.96%	24,988
2012	9.960299	10.693354	7.36%	22,501
2011*	10.000000	9.960299	-0.40%	17,075
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.215011	12.15%	852
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.310233	13.234126	28.36%	0
2016*	10.000000	10.310233	3.10%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	16.017126	19.880416	24.12%	0
2016	16.745650	16.017126	-4.35%	0
2015	17.054831	16.745650	-1.81%	0
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.756409	33.400505	24.83%	4,616
2016	30.562098	26.756409	-12.45%	3,497
2015	27.713887	30.562098	10.28%	3,882
2014	21.539315	27.713887	28.67%	3,842
2013	14.595017	21.539315	47.58%	2,701
2012	11.363302	14.595017	28.44%	2,030
2011	10.498469	11.363302	8.24%	86
2010*	10.000000	10.498469	4.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.511242	7.219996	-3.88%	0
2016	5.341347	7.511242	40.62%	1,319
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	116
2013	9.597551	10.379231	8.14%	116
2012*	10.000000	9.597551	-4.02%	116
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.661741	7.385177	-3.61%	0
2016	5.437103	7.661741	40.92%	0
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	1,699
2013	9.693042	10.505179	8.38%	3,474
2012*	10.000000	9.693042	-3.07%	7,791
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.466353	27.726058	23.41%	8,595
2016	21.264601	22.466353	5.65%	9,883
2015	22.331284	21.264601	-4.78%	12,825
2014	23.211348	22.331284	-3.79%	13,966
2013	15.757536	23.211348	47.30%	13,710
2012	14.898983	15.757536	5.76%	19,421
2011	15.926844	14.898983	-6.45%	19,650
2010	12.812951	15.926844	24.30%	18,837
2009	8.560950	12.812951	49.67%	11,326

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.067045	12.393593	11.99%	0
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.614936	28.596024	16.17%	2,302
2016	22.624076	24.614936	8.80%	2,302
2015	22.772677	22.624076	-0.65%	2,302
2014	21.272938	22.772677	7.05%	2,302
2013	16.136046	21.272938	31.83%	2,302
2012	14.051433	16.136046	14.84%	2,302
2011	13.523943	14.051433	3.90%	2,302
2010	12.240195	13.523943	10.49%	2,302
2009	10.383470	12.240195	17.88%	2,302
2008	17.875638	10.383470	-41.91%	2,302
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.667721	40.533738	10.54%	1,599
2016	29.996103	36.667721	22.24%	1,599
2015	32.473030	29.996103	-7.63%	1,599
2014	30.430364	32.473030	6.71%	1,820
2013	22.571903	30.430364	34.82%	1,820
2012	19.452648	22.571903	16.04%	1,820
2011	21.732897	19.452648	-10.49%	1,754
2010	17.526978	21.732897	24.00%	1,754
2009	12.543189	17.526978	39.73%	1,754
2008	19.931126	12.543189	-37.07%	1,754
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.440540	12.633654	1.55%	2,622
2016	12.166396	12.440540	2.25%	2,733
2015	12.735401	12.166396	-4.47%	3,179
2014	12.586613	12.735401	1.18%	3,315
2013	14.040648	12.586613	-10.36%	3,446
2012	13.349261	14.040648	5.18%	4,346
2011	12.195460	13.349261	9.46%	5,725
2010	11.844314	12.195460	2.96%	6,776
2009	10.971485	11.844314	7.96%	7,945
2008	11.381929	10.971485	-3.61%	14,784

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	23.370597	27.539643	17.84%	1,610
2016	21.076313	23.370597	10.89%	1,663
2015	22.878508	21.076313	-7.88%	1,717
2014	20.793178	22.878508	10.03%	1,775
2013	15.668438	20.793178	32.71%	1,831
2012	13.976473	15.668438	12.11%	1,883
2011	13.872054	13.976473	0.75%	1,937
2010	12.438155	13.872054	11.53%	1,510
2009	10.782118	12.438155	15.36%	1,510
2008	16.865337	10.782118	-36.07%	1,510
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.526433	27.872089	9.19%	373
2016	21.234991	25.526433	20.21%	373
2015	22.027389	21.234991	-3.60%	373
2014	19.346705	22.027389	13.86%	373
2013	15.205078	19.346705	27.24%	373
2012	13.356612	15.205078	13.84%	302
2011	13.751509	13.356612	-2.87%	302
2010	11.799886	13.751509	16.54%	302
2009	9.280914	11.799886	27.14%	0
2008	12.551742	9.280914	-26.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.047738	12.606530	14.11%	0
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.483722	16.132559	11.38%	1,934
2016	14.244007	14.483722	1.68%	3,040
2015	14.689214	14.244007	-3.03%	3,040
2014	14.712386	14.689214	-0.16%	3,212
2013	13.127768	14.712386	12.07%	3,212
2012	12.188370	13.127768	7.71%	3,212
2011	12.912985	12.188370	-5.61%	3,040
2010	12.010714	12.912985	7.51%	1,106
2009*	10.000000	12.010714	20.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.137764	10.633433	4.89%	0
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.781121	9.888341	1.10%	0
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.155818	1.56%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.814873	16.218375	9.47%	0
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	37.770273	41.587202	10.11%	0
2016	30.668313	37.770273	23.16%	0
2015	32.057013	30.668313	-4.33%	0
2014	31.133452	32.057013	2.97%	159
2013	22.587974	31.133452	37.83%	159
2012	19.925196	22.587974	13.36%	159
2011	20.227547	19.925196	-1.49%	137
2010	16.411804	20.227547	23.25%	1,370
2009	13.401442	16.411804	22.46%	1,360
2008	19.804932	13.401442	-32.33%	954
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	25.051055	29.744408	18.74%	10,976
2016	22.948312	25.051055	9.16%	11,233
2015	23.226905	22.948312	-1.20%	11,378
2014	20.965619	23.226905	10.79%	11,510
2013	16.251584	20.965619	29.01%	11,915
2012	14.368974	16.251584	13.10%	12,118
2011	14.435165	14.368974	-0.46%	13,506
2010	12.866647	14.435165	12.19%	13,904
2009	10.421639	12.866647	23.46%	16,361
2008	16.975537	10.421639	-38.61%	20,370
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	21.062906	26.205186	24.41%	0
2016	19.977456	21.062906	5.43%	2,537
2015	20.964517	19.977456	-4.71%	2,537
2014	19.849688	20.964517	5.62%	2,537
2013	16.772047	19.849688	18.35%	5,074
2012	15.547700	16.772047	7.87%	5,074
2011	14.596711	15.547700	6.52%	5,074
2010	12.953195	14.596711	12.69%	5,074
2009	10.819266	12.953195	19.72%	0
2008	15.717602	10.819266	-31.16%	1,437

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.393497	24.845216	21.83%	0
2016	17.826206	20.393497	14.40%	0
2015	18.670247	17.826206	-4.52%	0
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	1,458
2008	13.585320	8.280264	-39.05%	1,458
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.216131	10.351765	1.33%	0
2016	9.572984	10.216131	6.72%	0
2015	9.871289	9.572984	-3.02%	0
2014	10.020537	9.871289	-1.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	13.052455	14.149652	8.41%	3,446
2016	13.949918	13.052455	-6.43%	3,446
2015	15.221319	13.949918	-8.35%	3,446
2014	15.749482	15.221319	-3.35%	3,446
2013	13.847624	15.749482	13.73%	3,446
2012	12.849719	13.847624	7.77%	3,446
2011	13.882899	12.849719	-7.44%	3,446
2010	12.541829	13.882899	10.69%	3,446
2009	11.304681	12.541829	10.94%	3,446
2008	16.410037	11.304681	-31.11%	3,446
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.816042	13.024731	1.63%	15,386
2016	12.637213	12.816042	1.42%	14,021
2015	12.958643	12.637213	-2.48%	13,659
2014	12.780869	12.958643	1.39%	13,590
2013	12.951170	12.780869	-1.31%	13,053
2012	12.081621	12.951170	7.20%	11,608
2011	12.093088	12.081621	-0.09%	11,839
2010	11.401817	12.093088	6.06%	13,428
2009	9.687723	11.401817	17.69%	15,583
2008	10.698526	9.687723	-9.45%	22,151

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.427801	15.941459	10.49%	0
2016	13.996849	14.427801	3.08%	0
2015	14.365999	13.996849	-2.57%	0
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	0
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	0
2008	12.137905	8.896602	-26.70%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	15.051433	17.141212	13.88%	0
2016	14.522838	15.051433	3.64%	0
2015	14.895181	14.522838	-2.50%	0
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	0
2012	11.590432	12.836107	10.75%	0
2011	11.981254	11.590432	-3.26%	0
2010	10.698813	11.981254	11.99%	0
2009	8.496988	10.698813	25.91%	0
2008	12.909459	8.496988	-34.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.780255	18.656600	18.23%	0
2016	15.144318	15.780255	4.20%	0
2015	15.543617	15.144318	-2.57%	0
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	0
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0
2008	13.431918	8.134146	-39.44%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.441947	15.658822	-4.76%	0
2016	12.572555	16.441947	30.78%	0
2015	16.196986	12.572555	-22.38%	0
2014	18.956324	16.196986	-14.56%	256
2013	15.588906	18.956324	21.60%	898
2012	15.196504	15.588906	2.58%	898
2011	16.364877	15.196504	-7.14%	1,368
2010	14.021066	16.364877	16.72%	1,131
2009	9.699975	14.021066	44.55%	2,309
2008	21.720703	9.699975	-55.34%	2,896

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.363333	25.780893	10.35%	1,247
2016	20.262544	23.363333	15.30%	1,315
2015	21.602273	20.262544	-6.20%	1,395
2014	20.330445	21.602273	6.26%	1,451
2013	16.237313	20.330445	25.21%	1,467
2012	14.162482	16.237313	14.65%	4,352
2011	14.364228	14.162482	-1.40%	4,462
2010	12.761021	14.364228	12.56%	9,964
2009	10.030605	12.761021	27.22%	9,737
2008	17.907811	10.030605	-43.99%	17,050
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.968339	31.653049	32.06%	990
2016	24.334775	23.968339	-1.51%	1,042
2015	23.239538	24.334775	4.71%	1,099
2014	21.372184	23.239538	8.74%	1,252
2013	16.043496	21.372184	33.21%	1,252
2012	14.317850	16.043496	12.05%	2,912
2011	14.621627	14.317850	-2.08%	2,802
2010	12.051597	14.621627	21.33%	2,802
2009	9.614980	12.051597	25.34%	26,110
2008	18.630533	9.614980	-48.39%	29,137
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	13.087584	13.331791	1.87%	1,181
2016	12.788094	13.087584	2.34%	1,227
2015	13.167636	12.788094	-2.88%	1,274
2014	12.728167	13.167636	3.45%	1,324
2013	13.268945	12.728167	-4.08%	1,373
2012	12.828449	13.268945	3.43%	1,419
2011	12.235391	12.828449	4.85%	1,465
2010	11.614755	12.235391	5.34%	5,027
2009	10.269217	11.614755	13.10%	7,410
2008	10.860076	10.269217	-5.44%	6,702
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.542034	43.146455	18.07%	7,141
2016	33.330604	36.542034	9.64%	7,840
2015	34.591680	33.330604	-3.65%	7,764
2014	33.306743	34.591680	3.86%	7,963
2013	25.026513	33.306743	33.09%	9,445
2012	22.303535	25.026513	12.21%	9,885
2011	25.541510	22.303535	-12.68%	10,598
2010	20.280943	25.541510	25.94%	13,248
2009	14.815738	20.280943	36.89%	20,928
2008	25.046511	14.815738	-40.85%	22,841

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.356724	24.647223	27.33%	41
2016	20.859713	19.356724	-7.21%	41
2015	20.616729	20.859713	1.18%	41
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	1,172
2008	25.143740	13.801097	-45.11%	1,172
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.814582	12.009549	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	29.583658	34.509815	16.65%	0
2016	27.638477	29.583658	7.04%	0
2015	29.146923	27.638477	-5.18%	0
2014	27.937400	29.146923	4.33%	175
2013	21.908811	27.937400	27.52%	175
2012	17.603902	21.908811	24.45%	175
2011	19.757329	17.603902	-10.90%	155
2010	15.965456	19.757329	23.75%	303
2009	10.371849	15.965456	53.93%	1,064
2008	21.738230	10.371849	-52.29%	604
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	291
2010	8.375293	9.044914	8.00%	291
2009	6.564641	8.375293	27.58%	251
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.611436	15.697261	7.43%	5,363
2016	13.081817	14.611436	11.69%	5,553
2015	14.369332	13.081817	-8.96%	5,748
2014	14.022809	14.369332	2.47%	5,961
2013	12.564571	14.022809	11.61%	3,809
2012	11.387360	12.564571	10.34%	4,309
2011	11.354435	11.387360	0.29%	5,154
2010	10.288120	11.354435	10.36%	1,537
2009	7.746080	10.288120	32.82%	744
2008	11.242463	7.746080	-31.10%	3,428

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	25.310964	29.890957	18.09%	1,844
2016	22.267008	25.310964	13.67%	4,229
2015	23.593773	22.267008	-5.62%	4,328
2014	22.154981	23.593773	6.49%	4,697
2013	17.440515	22.154981	27.03%	1,794
2012	15.903977	17.440515	9.66%	1,721
2011	15.317214	15.903977	3.83%	2,078
2010	12.961698	15.317214	18.17%	2,155
2009	11.277073	12.961698	14.94%	32,263
2008	15.793448	11.277073	-28.60%	38,750
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	35.139535	38.087705	8.39%	239
2016	27.554585	35.139535	27.53%	241
2015	30.375229	27.554585	-9.29%	252
2014	30.835021	30.375229	-1.49%	558
2013	23.106579	30.835021	33.45%	562
2012	19.927081	23.106579	15.96%	1,499
2011	21.138214	19.927081	-5.73%	1,621
2010	16.830295	21.138214	25.60%	2,461
2009	13.303765	16.830295	26.51%	2,676
2008	20.277923	13.303765	-34.39%	2,114
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.424175	11.586693	37.54%	2,279
2016	7.322716	8.424175	15.04%	2,584
2015	9.299025	7.322716	-21.25%	2,822
2014*	10.000000	9.299025	-7.01%	2,091
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.636579	22.446192	14.31%	122
2016	18.704336	19.636579	4.98%	130
2015	20.421896	18.704336	-8.41%	131
2014	23.461147	20.421896	-12.95%	118
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	1,183
2008	23.083871	13.480387	-41.60%	1,183
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.148509	9.134053	-0.16%	3,092
2016	9.072841	9.148509	0.83%	3,227
2015	9.679459	9.072841	-6.27%	3,366
2014	9.704165	9.679459	-0.25%	4,033

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.861244	12.034213	10.80%	0
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.827939	9.980775	1.56%	0
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.274518	17.761990	24.43%	560
2016	14.284339	14.274518	-0.07%	560
2015	13.921999	14.284339	2.60%	560
2014	13.140017	13.921999	5.95%	560
2013	9.596074	13.140017	36.93%	3,895
2012*	10.000000	9.596074	-4.04%	3,895
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.221007	14.848465	12.31%	0
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.335205	15.954986	19.65%	0
2016	13.536068	13.335205	-1.48%	0
2015	13.676915	13.536068	-1.03%	0
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.988322	15.047715	15.86%	2,259
2016	13.608931	12.988322	-4.56%	2,275
2015	15.159096	13.608931	-10.23%	2,292
2014	16.336613	15.159096	-7.21%	2,703
2013	13.328635	16.336613	22.57%	2,720
2012	11.418568	13.328635	16.73%	2,724
2011	12.562358	11.418568	-9.10%	2,348
2010	11.801289	12.562358	6.45%	1,039
2009*	10.000000	11.801289	18.01%	627

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.116352	12.661327	4.50%	608
2016	10.645941	12.116352	13.81%	608
2015	11.624989	10.645941	-8.42%	608
2014	11.646447	11.624989	-0.18%	608
2013	10.760372	11.646447	8.23%	608
2012*	10.000000	10.760372	7.60%	3,117
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.922235	16.062719	24.30%	565
2016	12.431672	12.922235	3.95%	565
2015	13.470510	12.431672	-7.71%	565
2014	12.749157	13.470510	5.66%	565
2013	10.016988	12.749157	27.28%	565
2012*	10.000000	10.016988	0.17%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	22.141613	25.622418	15.72%	0
2016	21.666925	22.141613	2.19%	0
2015	22.029966	21.666925	-1.65%	0
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.749147	9.870034	1.24%	0
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.331295	38.623804	27.34%	0
2016	30.374348	30.331295	-0.14%	0
2015	27.703016	30.374348	9.64%	0
2014	26.074827	27.703016	6.24%	96
2013	20.338543	26.074827	28.20%	96
2012	16.765168	20.338543	21.31%	96
2011	18.392106	16.765168	-8.85%	74
2010	17.634224	18.392106	4.30%	466
2009	12.329659	17.634224	43.02%	671
2008	22.604261	12.329659	-45.45%	668
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.089229	22.839276	41.95%	0
2016	14.426641	16.089229	11.52%	0
2015	14.074718	14.426641	2.50%	0
2014	13.140911	14.074718	7.11%	103
2013	9.908916	13.140911	32.62%	103
2012*	10.000000	9.908916	-0.91%	103

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.522457	28.858471	28.13%	1,106
2016	24.645731	22.522457	-8.62%	1,182
2015	27.591124	24.645731	-10.68%	1,217
2014	32.047066	27.591124	-13.90%	1,510
2013	28.628967	32.047066	11.94%	1,438
2012	25.825644	28.628967	10.85%	1,443
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.474127	10.610855	25.21%	0
2016	7.162546	8.474127	18.31%	0
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	13.028378	16.122666	23.75%	417
2016	12.224668	13.028378	6.57%	417
2015	12.754237	12.224668	-4.15%	417
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	28.117243	32.320809	14.95%	737
2016	25.228559	28.117243	11.45%	737
2015	25.999421	25.228559	-2.96%	737
2014	24.086185	25.999421	7.94%	1,251
2013	18.134765	24.086185	32.82%	1,251
2012	15.977548	18.134765	13.50%	1,056
2011	16.387708	15.977548	-2.50%	1,056
2010	15.043167	16.387708	8.94%	2,207
2009	12.542134	15.043167	19.94%	1,860
2008	19.038918	12.542134	-34.12%	2,736
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.329102	19.043002	24.23%	493
2016	15.070105	15.329102	1.72%	493
2015	14.470885	15.070105	4.14%	493
2014	14.608273	14.470885	-0.94%	493
2013	11.684796	14.608273	25.02%	493
2012	10.290473	11.684796	13.55%	1,721
2011	10.695520	10.290473	-3.79%	287
2010*	10.000000	10.695520	6.96%	287

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.038660	12.596857	25.48%	14,836
2016	9.682538	10.038660	3.68%	15,181
2015*	10.000000	9.682538	-3.17%	15,290
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.269480	12.727116	3.73%	861
2016	11.832176	12.269480	3.70%	861
2015	12.181192	11.832176	-2.87%	1,415
2014	11.561443	12.181192	5.36%	1,439
2013	11.872305	11.561443	-2.62%	1,463
2012	11.100878	11.872305	6.95%	1,495
2011	10.751599	11.100878	3.25%	1,612
2010	10.272077	10.751599	4.67%	751
2009	9.587654	10.272077	7.14%	751
2008	10.931263	9.587654	-12.29%	11,474
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.832320	23.435966	7.35%	0
2016	20.155364	21.832320	8.32%	0
2015	20.821991	20.155364	-3.20%	0
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.216549	10.160679	10.24%	0
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.108945	18.544097	15.12%	0
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.807710	25.288878	6.22%	6,034
2016	20.218003	23.807710	17.76%	9,420
2015	21.600674	20.218003	-6.40%	10,587
2014	19.524697	21.600674	10.63%	10,560
2013	15.138435	19.524697	28.97%	10,896
2012	13.505087	15.138435	12.09%	11,519
2011	13.720413	13.505087	-1.57%	12,598
2010	12.379296	13.720413	10.83%	13,051
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.513291	16.461911	13.43%	15,139
2016	13.592853	14.513291	6.77%	15,239
2015	13.742108	13.592853	-1.09%	17,133
2014	13.362852	13.742108	2.84%	12,318
2013	11.065785	13.362852	20.76%	3,633
2012	9.763427	11.065785	13.34%	2,050
2011	9.875579	9.763427	-1.14%	2,428
2010	9.000512	9.875579	9.72%	2,428
2009	7.445547	9.000512	20.88%	2,428
2008	10.824700	7.445547	-31.22%	2,428
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.836736	10.956121	1.10%	0
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	618
2013	11.238925	10.725171	-4.57%	618
2012	10.931779	11.238925	2.81%	879
2011	10.555724	10.931779	3.56%	879
2010	10.167548	10.555724	3.82%	879
2009	9.255754	10.167548	9.85%	618
2008	10.484532	9.255754	-11.72%	618
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	435
2014	14.571552	14.534816	-0.25%	454
2013	11.564229	14.571552	26.01%	473
2012	9.670813	11.564229	19.58%	498
2011	10.886326	9.670813	-11.17%	590
2010	9.985564	10.886326	9.02%	2,700
2009	7.199342	9.985564	38.70%	2,818
2008	11.978384	7.199342	-39.90%	3,229

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.479507	19.378120	25.19%	391
2016	14.489284	15.479507	6.83%	391
2015	13.899208	14.489284	4.25%	849
2014	13.130864	13.899208	5.85%	478
2013	10.342945	13.130864	26.95%	498
2012	8.994660	10.342945	14.99%	524
2011	9.634207	8.994660	-6.64%	1,589
2010	8.321680	9.634207	15.77%	3,267
2009	6.121705	8.321680	35.94%	3,361
2008	11.203628	6.121705	-45.36%	1,995
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.700851	16.363646	19.44%	0
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	1,485
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.618549	28.380985	15.28%	4,163
2016	21.375828	24.618549	15.17%	4,163
2015	23.344310	21.375828	-8.43%	4,163
2014	21.879839	23.344310	6.69%	4,495
2013	16.509610	21.879839	32.53%	4,606
2012	14.264017	16.509610	15.74%	4,625
2011	14.942924	14.264017	-4.54%	4,797
2010	13.214377	14.942924	13.08%	4,799
2009	10.517723	13.214377	25.64%	6,259
2008	17.104463	10.517723	-38.51%	9,543
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.326132	10.819546	16.01%	0
2016	9.245744	9.326132	0.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.144447	21.065972	4.57%	6,873
2016	18.014610	20.144447	11.82%	6,466
2015	18.884071	18.014610	-4.60%	6,532
2014	18.799828	18.884071	0.45%	6,477
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	0
2009	9.911311	14.173966	43.01%	0
2008	14.051996	9.911311	-29.47%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.464665	16.455226	22.21%	0
2016	12.106069	13.464665	11.22%	0
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	70
2013	8.524210	11.984366	40.59%	70
2012	7.448970	8.524210	14.43%	70
2011	8.607930	7.448970	-13.46%	1,555
2010	7.616165	8.607930	13.02%	1,846
2009	5.083276	7.616165	49.83%	2,126
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.144614	17.559338	15.94%	0
2016	14.041263	15.144614	7.86%	0
2015	14.395374	14.041263	-2.46%	0
2014	13.298953	14.395374	8.24%	0
2013	9.799276	13.298953	35.71%	0
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	2,843
2009	6.091458	7.832337	28.58%	2,986
2008*	10.000000	6.091458	-39.09%	3,291
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.467802	14.631003	17.35%	5,777
2016	11.745645	12.467802	6.15%	5,777
2015	12.205577	11.745645	-3.77%	5,777
2014	11.924797	12.205577	2.35%	5,777
2013	9.402759	11.924797	26.82%	5,777
2012	8.264930	9.402759	13.77%	5,777
2011	9.012456	8.264930	-8.29%	5,777
2010	8.003883	9.012456	12.60%	5,777
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.149391	13.335298	9.76%	0
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.329798	11.803862	4.18%	1,613
2016	11.056236	11.329798	2.47%	1,613
2015	11.371089	11.056236	-2.77%	1,613
2014	11.234242	11.371089	1.22%	1,613
2013	10.930192	11.234242	2.78%	1,613
2012	10.381053	10.930192	5.29%	1,613
2011	10.450358	10.381053	-0.66%	1,613
2010	9.989661	10.450358	4.61%	6,445
2009	9.023775	9.989661	10.70%	6,445
2008*	10.000000	9.023775	-9.76%	6,445
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.457235	11.756030	12.42%	0
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.462807	12.072361	15.38%	0
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.350333	13.787859	11.64%	34,024
2016	11.812058	12.350333	4.56%	34,449
2015	12.189216	11.812058	-3.09%	36,677
2014	11.900459	12.189216	2.43%	35,381
2013	10.313226	11.900459	15.39%	35,843
2012	9.370438	10.313226	10.06%	35,843
2011	9.794617	9.370438	-4.33%	35,843
2010	8.978578	9.794617	9.09%	13,231
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.429967	14.376021	15.66%	0
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.708490	11.948491	2.05%	0
2016	11.383100	11.708490	2.86%	0
2015	11.724577	11.383100	-2.91%	0
2014	11.434934	11.724577	2.53%	0
2013	11.928175	11.434934	-4.14%	0
2012	11.330575	11.928175	5.27%	0
2011	10.887822	11.330575	4.07%	2,317
2010	10.410060	10.887822	4.59%	3,955
2009	9.787083	10.410060	6.37%	3,930
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.795397	13.620784	15.48%	0
2016	10.810523	11.795397	9.11%	0
2015	11.396837	10.810523	-5.14%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.344902	12.650168	11.51%	0
2016	10.647934	11.344902	6.55%	0
2015	11.065737	10.647934	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.576697	33.998633	38.34%	0
2016	23.343809	24.576697	5.28%	0
2015	28.451231	23.343809	-17.95%	0
2014	30.812509	28.451231	-7.66%	236
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	63
2008	48.242573	19.878478	-58.79%	63
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.688279	11.687967	0.00%	2,897
2016	11.844376	11.688279	-1.32%	2,897
2015	12.105446	11.844376	-2.16%	2,897
2014	11.818782	12.105446	2.43%	2,897
2013	12.576205	11.818782	-6.02%	2,897
2012	12.459214	12.576205	0.94%	2,897
2011	11.858848	12.459214	5.06%	2,897
2010	11.554510	11.858848	2.63%	4,980
2009	11.487475	11.554510	0.58%	5,175
2008	10.887396	11.487475	5.51%	4,968
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.725671	8.583302	-1.63%	8,626
2016	8.907098	8.725671	-2.04%	8,809
2015	9.093515	8.907098	-2.05%	10,158
2014	9.283829	9.093515	-2.05%	12,522
2013	9.478132	9.283829	-2.05%	13,604
2012	9.677044	9.478132	-2.06%	35,474
2011	9.879005	9.677044	-2.04%	39,097
2010	10.085748	9.879005	-2.05%	30,861
2009	10.292513	10.085748	-2.01%	55,141
2008	10.296468	10.292513	-0.04%	67,075
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.937505	9.880444	24.48%	0
2016	8.052141	7.937505	-1.42%	0
2015	8.494287	8.052141	-5.21%	360
2014	8.734954	8.494287	-2.76%	376
2013	7.585493	8.734954	15.15%	1,497
2012	6.721206	7.585493	12.86%	1,518
2011	7.624047	6.721206	-11.84%	1,761
2010	6.887836	7.624047	10.69%	1,761
2009	5.432161	6.887836	26.80%	3,679
2008*	10.000000	5.432161	-45.68%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.761836	10.681808	21.91%	0
2016	8.898158	8.761836	-1.53%	0
2015	9.212385	8.898158	-3.41%	752
2014	10.025591	9.212385	-8.11%	785
2013	8.458165	10.025591	18.53%	817
2012	7.305161	8.458165	15.78%	860
2011	8.557418	7.305161	-14.63%	1,019
2010	8.134549	8.557418	5.20%	1,019
2009	6.457403	8.134549	25.97%	1,019
2008	11.584740	6.457403	-44.26%	1,019
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.630355	27.413353	16.01%	6,908
2016	22.037069	23.630355	7.23%	7,132
2015	22.725148	22.037069	-3.03%	7,369
2014	22.099056	22.725148	2.83%	7,601
2013	17.730313	22.099056	24.64%	10,627
2012	15.618402	17.730313	13.52%	8,562
2011	16.597157	15.618402	-5.90%	8,780
2010	14.781833	16.597157	12.28%	9,403
2009	11.863639	14.781833	24.60%	10,206
2008	19.178354	11.863639	-38.14%	9,627
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.222778	13.688511	3.52%	17,143
2016	12.946736	13.222778	2.13%	18,495
2015	13.182805	12.946736	-1.79%	15,099
2014	12.954716	13.182805	1.76%	15,587
2013	12.616255	12.954716	2.68%	9,326
2012	12.247086	12.616255	3.01%	11,381
2011	12.146789	12.247086	0.83%	15,659
2010	11.710874	12.146789	3.72%	20,183
2009	10.960275	11.710874	6.85%	41,329
2008	11.906822	10.960275	-7.95%	40,499
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.588258	20.562072	10.62%	14,031
2016	17.711094	18.588258	4.95%	14,322
2015	18.142508	17.711094	-2.38%	21,399
2014	17.609812	18.142508	3.02%	23,785
2013	15.415135	17.609812	14.24%	47,081
2012	14.202895	15.415135	8.54%	52,525
2011	14.505369	14.202895	-2.09%	53,833
2010	13.351629	14.505369	8.64%	79,807
2009	11.441639	13.351629	16.69%	86,796
2008	15.209225	11.441639	-24.77%	94,151
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.499737	24.572893	14.29%	9,339
2016	20.232410	21.499737	6.26%	9,477
2015	20.807751	20.232410	-2.77%	11,643
2014	20.239948	20.807751	2.81%	15,532
2013	16.884961	20.239948	19.87%	15,484
2012	15.153935	16.884961	11.42%	16,348
2011	15.806595	15.153935	-4.13%	18,135
2010	14.301683	15.806595	10.52%	17,572
2009	11.737844	14.301683	21.84%	21,117
2008	17.466945	11.737844	-32.80%	22,291

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.951111	17.064318	6.98%	31,359
2016	15.405440	15.951111	3.54%	35,451
2015	15.732684	15.405440	-2.08%	37,434
2014	15.335156	15.732684	2.59%	7,761
2013	14.169038	15.335156	8.23%	8,852
2012	13.389767	14.169038	5.82%	9,923
2011	13.393125	13.389767	-0.03%	13,318
2010	12.600211	13.393125	6.29%	16,768
2009	11.228823	12.600211	12.21%	25,426
2008	13.494008	11.228823	-16.79%	31,100
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.336623	27.802802	24.47%	2,457
2016	22.069127	22.336623	1.21%	2,555
2015	21.494441	22.069127	2.67%	3,166
2014	20.213544	21.494441	6.34%	4,477
2013	15.142011	20.213544	33.49%	4,675
2012	13.054694	15.142011	15.99%	4,731
2011	13.668384	13.054694	-4.49%	5,186
2010	12.859078	13.668384	6.29%	7,471
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.088684	11.617147	15.15%	0
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.684523	12.736963	19.21%	0
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.791133	40.591720	13.41%	142
2016	30.375072	35.791133	17.83%	150
2015	31.817149	30.375072	-4.53%	398
2014	29.686482	31.817149	7.18%	450
2013	22.779330	29.686482	30.32%	475
2012	19.797870	22.779330	15.06%	505
2011	20.739090	19.797870	-4.54%	938
2010	16.776873	20.739090	23.62%	1,156
2009	12.524529	16.776873	33.95%	2,031
2008	20.125702	12.524529	-37.77%	4,854

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.483153	15.085323	4.16%	177
2016	13.608688	14.483153	6.43%	169
2015	14.307050	13.608688	-4.88%	1,394
2014	14.060417	14.307050	1.75%	1,454
2013	14.517954	14.060417	-3.15%	1,505
2012	13.204942	14.517954	9.94%	4,607
2011	12.772013	13.204942	3.39%	5,027
2010	11.790877	12.772013	8.32%	5,053
2009	9.678036	11.790877	21.83%	4,606
2008	11.946313	9.678036	-18.99%	5,742
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.578487	11.778733	22.97%	2,097
2016	10.026232	9.578487	-4.47%	2,191
2015	10.303543	10.026232	-2.69%	2,287
2014	10.663383	10.303543	-3.37%	2,389
2013	8.991347	10.663383	18.60%	5,633
2012	7.946615	8.991347	13.15%	5,726
2011	8.976518	7.946615	-11.47%	5,820
2010	8.052542	8.976518	11.47%	13,092
2009	6.040119	8.052542	33.32%	19,923
2008*	10.000000	6.040119	-39.60%	2,739
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.781050	16.541489	20.03%	43
2016	13.401131	13.781050	2.83%	43
2015	14.454383	13.401131	-7.29%	43
2014	16.338060	14.454383	-11.53%	43
2013	13.779354	16.338060	18.57%	0
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.881945	17.661307	27.23%	95
2016	13.895137	13.881945	-0.09%	95
2015	13.755464	13.895137	1.02%	95
2014	12.749489	13.755464	7.89%	95
2013	9.683662	12.749489	31.66%	95
2012	8.512790	9.683662	13.75%	5,581
2011	8.980902	8.512790	-5.21%	6,273
2010	7.948024	8.980902	13.00%	14,385
2009	6.273070	7.948024	26.70%	14,038
2008*	10.000000	6.273070	-37.27%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	14.038742	15.726807	12.02%	238
2016	12.350084	14.038742	13.67%	238
2015	13.057321	12.350084	-5.42%	238
2014	12.091986	13.057321	7.98%	305
2013	9.142537	12.091986	32.26%	305
2012	7.937921	9.142537	15.18%	10,712
2011	8.629506	7.937921	-8.01%	10,948
2010	7.814020	8.629506	10.44%	12,654
2009	6.261242	7.814020	24.80%	17,794
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.975373	17.457551	24.92%	0
2016	13.452434	13.975373	3.89%	0
2015	13.781662	13.452434	-2.39%	0
2014	13.565524	13.781662	1.59%	140
2013	9.991851	13.565524	35.77%	140
2012	8.898342	9.991851	12.29%	140
2011	9.507383	8.898342	-6.41%	0
2010	7.674790	9.507383	23.88%	1,448
2009	6.183862	7.674790	24.11%	2,695
2008*	10.000000	6.183862	-38.16%	1,083
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.163865	20.254921	11.51%	75
2016	15.768607	18.163865	15.19%	75
2015	16.577025	15.768607	-4.88%	75
2014	14.462419	16.577025	14.62%	137
2013	10.882378	14.462419	32.90%	137
2012	9.549696	10.882378	13.96%	137
2011	9.980860	9.549696	-4.32%	349
2010	8.517404	9.980860	17.18%	2,825
2009	6.664890	8.517404	27.80%	2,818
2008*	10.000000	6.664890	-33.35%	2,117
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.993513	26.853890	22.10%	2,168
2016	20.778197	21.993513	5.85%	2,294
2015	21.101359	20.778197	-1.53%	2,204
2014	21.009754	21.101359	0.44%	2,399
2013	14.900378	21.009754	41.00%	3,389
2012	13.451732	14.900378	10.77%	3,664
2011	13.852001	13.451732	-2.89%	3,982
2010	11.303862	13.852001	22.54%	4,377
2009	9.073640	11.303862	24.58%	5,326
2008	17.327684	9.073640	-47.64%	6,091

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	35.846259	38.187056	6.53%	1,514
2016	29.132272	35.846259	23.05%	1,558
2015	31.738219	29.132272	-8.21%	1,572
2014	30.349267	31.738219	4.58%	1,754
2013	22.127653	30.349267	37.16%	1,723
2012	18.778768	22.127653	17.83%	1,924
2011	20.276810	18.778768	-7.39%	2,199
2010	16.367565	20.276810	23.88%	3,588
2009	13.276762	16.367565	23.28%	5,651
2008	20.022505	13.276762	-33.69%	5,800
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.267099	35.779475	10.89%	16
2016	26.880557	32.267099	20.04%	16
2015	27.973344	26.880557	-3.91%	16
2014	28.400971	27.973344	-1.51%	326
2013	20.629507	28.400971	37.67%	326
2012	18.278961	20.629507	12.86%	393
2011	19.810426	18.278961	-7.73%	393
2010	16.182369	19.810426	22.42%	393
2009	12.289743	16.182369	31.67%	10,168
2008	20.354304	12.289743	-39.62%	11,461
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.243686	26.200294	17.79%	0
2016	20.428485	22.243686	8.89%	0
2015	20.718925	20.428485	-1.40%	0
2014	18.917203	20.718925	9.52%	0
2013	14.766366	18.917203	28.11%	0
2012	13.242415	14.766366	11.51%	0
2011	13.468070	13.242415	-1.68%	0
2010	12.143921	13.468070	10.90%	2,191
2009	9.874518	12.143921	22.98%	2,385
2008	17.266434	9.874518	-42.81%	2,772
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.067760	13.587031	3.97%	176
2016	12.447076	13.067760	4.99%	176
2015	13.470072	12.447076	-7.59%	554
2014	10.692960	13.470072	25.97%	2,022
2013	10.629742	10.692960	0.59%	2,125
2012	9.389638	10.629742	13.21%	19,610
2011	9.031330	9.389638	3.97%	19,605
2010	7.102175	9.031330	27.16%	23,209
2009	5.555654	7.102175	27.84%	23,347
2008*	10.000000	5.555654	-44.44%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.908851	16.516355	18.75%	0
2016	12.746506	13.908851	9.12%	0
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.823183	9.774306	-0.50%	1,109
2016	9.784401	9.823183	0.40%	1,159
2015	10.023374	9.784401	-2.38%	1,210
2014	10.182854	10.023374	-1.57%	1,264
2013	10.385034	10.182854	-1.95%	1,316
2012	10.242058	10.385034	1.40%	1,366
2011	10.321841	10.242058	-0.77%	1,416
2010	10.288878	10.321841	0.32%	1,416
2009	9.806953	10.288878	4.91%	1,416
2008*	10.000000	9.806953	-1.93%	1,416
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.127509	15.801213	11.85%	0
2016	11.932008	14.127509	18.40%	0
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.273279	15.955829	20.21%	1,566
2016	13.400887	13.273279	-0.95%	1,625
2015	14.237119	13.400887	-5.87%	1,458
2014	15.824380	14.237119	-10.03%	1,344
2013	13.452307	15.824380	17.63%	1,276
2012	11.487094	13.452307	17.11%	1,325
2011	13.391270	11.487094	-14.22%	1,304
2010	12.855533	13.391270	4.17%	3,224
2009*	10.000000	12.855533	28.56%	2,195
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	28.195058	34.402807	22.02%	0
2016	27.633512	28.195058	2.03%	0
2015	27.934017	27.633512	-1.08%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.498196	9.386922	-1.17%	0
2016	9.579637	9.498196	-0.85%	0
2015	9.762187	9.579637	-1.87%	351
2014	9.906069	9.762187	-1.45%	367
2013	10.051396	9.906069	-1.45%	382
2012	9.810513	10.051396	2.46%	402
2011	9.986428	9.810513	-1.76%	476
2010	9.683630	9.986428	3.13%	5,308
2009	8.723651	9.683630	11.00%	5,615
2008	10.287811	8.723651	-15.20%	5,519
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	24.124355	27.986427	16.01%	0
2016	22.417042	24.124355	7.62%	0
2015	22.992821	22.417042	-2.50%	0
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	0
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
2008	16.639823	9.869584	-40.69%	3,451
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.742686	37.046063	33.53%	551
2016	28.366295	27.742686	-2.20%	583
2015	27.934174	28.366295	1.55%	565
2014	27.944310	27.934174	-0.04%	580
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	1,320
2011	21.164432	18.963486	-10.40%	1,320
2010	18.674532	21.164432	13.33%	1,320
2009	13.681218	18.674532	36.50%	2,281
2008	23.409317	13.681218	-41.56%	2,281
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.874342	10.256362	3.87%	981
2016	9.486116	9.874342	4.09%	981
2015	9.932170	9.486116	-4.49%	981
2014	9.893546	9.932170	0.39%	981
2013	10.137827	9.893546	-2.41%	981
2012*	10.000000	10.137827	1.38%	2,682
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.220371	27.672231	14.25%	6,307
2016	22.215804	24.220371	9.02%	6,480
2015	21.997339	22.215804	0.99%	6,574
2014	20.342014	21.997339	8.14%	6,708
2013	15.800170	20.342014	28.75%	6,970
2012	13.833864	15.800170	14.21%	7,084
2011	14.167352	13.833864	-2.35%	7,873
2010	12.487411	14.167352	13.45%	10,375
2009	9.960457	12.487411	25.37%	11,821
2008	16.569401	9.960457	-39.89%	16,006
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	35.351144	39.445536	11.58%	2,277
2016	30.668976	35.351144	15.27%	2,296
2015	33.342792	30.668976	-8.02%	2,527
2014	30.487417	33.342792	9.37%	2,720
2013	22.133651	30.487417	37.74%	2,747
2012	19.204473	22.133651	15.25%	2,418
2011	20.084220	19.204473	-4.38%	2,587
2010	16.662466	20.084220	20.54%	2,730
2009	12.427622	16.662466	34.08%	2,875
2008	20.466250	12.427622	-39.28%	3,690
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.033269	11.143054	11.06%	0
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.594984	10.318045	7.54%	0
2016	8.652039	9.594984	10.90%	0
2015	9.047108	8.652039	-4.37%	0
2014	9.108516	9.047108	-0.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.805073	10.716703	-0.82%	0
2016	10.888496	10.805073	-0.77%	1,599
2015	11.093216	10.888496	-1.85%	1,599
2014	11.241278	11.093216	-1.32%	1,599
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	1,077
2009*	10.000000	10.894646	8.95%	781
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.063287	10.084781	0.21%	0
2016*	10.000000	10.063287	0.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.319874	10.595843	2.67%	0
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.207440	12.07%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.305404	13.214489	28.23%	0
2016*	10.000000	10.305404	3.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.795322	19.585192	23.99%	1,857
2016	16.530564	15.795322	-4.45%	1,857
2015	16.852958	16.530564	-1.91%	1,857
2014	18.456705	16.852958	-8.69%	1,857
2013	14.712779	18.456705	25.45%	1,857
2012	12.321063	14.712779	19.41%	1,857
2011	15.143020	12.321063	-18.64%	1,857
2010	14.050935	15.143020	7.77%	1,857
2009	11.509787	14.050935	22.08%	1,857
2008	20.966032	11.509787	-45.10%	1,857
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.575298	33.140700	24.70%	335
2016	30.386149	26.575298	-12.54%	335
2015	27.582450	30.386149	10.16%	335
2014	21.459021	27.582450	28.54%	401
2013	14.555434	21.459021	47.43%	401
2012	11.344069	14.555434	28.31%	1,223
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	55
2013	9.591019	10.361592	8.03%	55
2012*	10.000000	9.591019	-4.09%	55
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.625306	7.342584	-3.71%	0
2016	5.416751	7.625306	40.77%	0
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	338
2013	9.686419	10.487293	8.27%	338
2012*	10.000000	9.686419	-3.14%	338
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.190095	27.357289	23.29%	316
2016	21.024512	22.190095	5.54%	316
2015	22.101703	21.024512	-4.87%	316
2014	22.996187	22.101703	-3.89%	316
2013	15.627386	22.996187	47.15%	316
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.441234	28.379791	16.11%	0
2016	22.475855	24.441234	8.74%	0
2015	22.635044	22.475855	-0.70%	0
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
2008	17.831215	10.352356	-41.94%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.408893	40.227133	10.49%	3,344
2016	29.799540	36.408893	22.18%	3,566
2015	32.276721	29.799540	-7.67%	3,941
2014	30.261854	32.276721	6.66%	4,015
2013	22.458355	30.261854	34.75%	7,065
2012	19.364694	22.458355	15.98%	5,013
2011	21.645669	19.364694	-10.54%	6,166
2010	17.465534	21.645669	23.93%	5,468
2009	12.505596	17.465534	39.66%	5,008
2008	19.881577	12.505596	-37.10%	3,935
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.351936	12.537282	1.50%	36,638
2016	12.085906	12.351936	2.20%	34,871
2015	12.657600	12.085906	-4.52%	36,991
2014	12.516108	12.657600	1.13%	39,252
2013	13.969137	12.516108	-10.40%	42,198
2012	13.288066	13.969137	5.13%	42,840
2011	12.145743	13.288066	9.41%	42,339
2010	11.802059	12.145743	2.91%	46,645
2009	10.937930	11.802059	7.90%	35,774
2008	11.352913	10.937930	-3.66%	36,673

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	23.205659	27.331372	17.78%	0
2016	20.938234	23.205659	10.83%	0
2015	22.740239	20.938234	-7.92%	0
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
2008	16.823427	10.749808	-36.10%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.374833	27.692468	9.13%	6,470
2016	21.119632	25.374833	20.15%	8,885
2015	21.918914	21.119632	-3.65%	9,756
2014	19.261251	21.918914	13.80%	9,918
2013	15.145649	19.261251	27.17%	13,455
2012	13.311218	15.145649	13.78%	14,455
2011	13.711769	13.311218	-2.92%	15,713
2010	11.771784	13.711769	16.48%	13,809
2009	9.263543	11.771784	27.08%	14,478
2008	12.534662	9.263543	-26.10%	13,101
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.038366	12.589432	14.05%	2,456
2016	9.714392	11.038366	13.63%	3,776
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.427148	16.061355	11.33%	10,797
2016	14.195594	14.427148	1.63%	26,644
2015	14.646763	14.195594	-3.08%	29,524
2014	14.677369	14.646763	-0.21%	52,090
2013	13.103201	14.677369	12.01%	48,103
2012	12.171792	13.103201	7.65%	40,805
2011	12.901996	12.171792	-5.66%	71,248
2010	12.006618	12.901996	7.46%	45,207
2009*	10.000000	12.006618	20.07%	26,480
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.129147	10.618982	4.84%	187
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.772808	9.874908	1.04%	4,114
2016	9.742291	9.772808	0.31%	2,819
2015*	10.000000	9.742291	-2.58%	2,763
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.152386	1.52%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.787159	16.179793	9.42%	1,337
2016	11.521766	14.787159	28.34%	1,419
2015	12.582057	11.521766	-8.43%	1,204
2014	12.168294	12.582057	3.40%	1,097
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.658186	13.130826	12.63%	0
2016	10.336229	11.658186	12.79%	0
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	37.503708	41.272688	10.05%	10,710
2016	30.467372	37.503708	23.09%	12,067
2015	31.863244	30.467372	-4.38%	9,196
2014	30.961078	31.863244	2.91%	9,389
2013	22.474371	30.961078	37.76%	11,271
2012	19.835131	22.474371	13.31%	11,878
2011	20.146375	19.835131	-1.54%	13,845
2010	16.354284	20.146375	23.19%	15,497
2009	13.361291	16.354284	22.40%	13,558
2008	19.755702	13.361291	-32.37%	15,911
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.874226	29.519423	18.67%	8,220
2016	22.797927	24.874226	9.11%	9,802
2015	23.086481	22.797927	-1.25%	11,785
2014	20.849501	23.086481	10.73%	19,649
2013	16.169811	20.849501	28.94%	15,345
2012	14.303996	16.169811	13.04%	18,648
2011	14.377214	14.303996	-0.51%	18,249
2010	12.821532	14.377214	12.13%	15,789
2009	10.390411	12.821532	23.40%	8,085
2008	16.933338	10.390411	-38.64%	6,244
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.914245	26.006995	24.35%	6,079
2016	19.846568	20.914245	5.38%	7,832
2015	20.837798	19.846568	-4.76%	8,162
2014	19.739772	20.837798	5.56%	7,987
2013	16.687695	19.739772	18.29%	9,456
2012	15.477413	16.687695	7.82%	7,418
2011	14.538119	15.477413	6.46%	8,893
2010	12.907789	14.538119	12.63%	8,435
2009	10.786840	12.907789	19.66%	4,261
2008	15.678515	10.786840	-31.20%	3,077

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.249525	24.657263	21.77%	0
2016	17.709367	20.249525	14.34%	0
2015	18.557356	17.709367	-4.57%	0
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
2008	13.551525	8.255436	-39.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.197053	10.327162	1.28%	2,467
2016	9.559951	10.197053	6.66%	1,062
2015	9.862874	9.559951	-3.07%	1,062
2014	10.017111	9.862874	-1.54%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.960304	14.042610	8.35%	0
2016	13.858492	12.960304	-6.48%	0
2015	15.129296	13.858492	-8.40%	0
2014	15.662269	15.129296	-3.40%	0
2013	13.777967	15.662269	13.68%	0
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
2010	12.497861	13.827181	10.64%	0
2009	11.270806	12.497861	10.89%	0
2008	16.369247	11.270806	-31.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.725631	12.926251	1.58%	0
2016	12.554452	12.725631	1.36%	3,366
2015	12.880357	12.554452	-2.53%	3,366
2014	12.710153	12.880357	1.34%	3,366
2013	12.886085	12.710153	-1.37%	3,366
2012	12.027057	12.886085	7.14%	3,843
2011	12.044597	12.027057	-0.15%	3,941
2010	11.361897	12.044597	6.01%	4,042
2009	9.658725	11.361897	17.63%	4,151
2008	10.671951	9.658725	-9.49%	6,251

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.342129	15.838739	10.44%	9,511
2016	13.920827	14.342129	3.03%	9,576
2015	14.295277	13.920827	-2.62%	9,642
2014	14.011870	14.295277	2.02%	9,844
2013	12.643856	14.011870	10.82%	8,853
2012	11.574966	12.643856	9.23%	8,913
2011	11.873459	11.574966	-2.51%	8,978
2010	10.776056	11.873459	10.18%	9,035
2009	8.879971	10.776056	21.35%	6,051
2008	12.121398	8.879971	-26.74%	579
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.962036	17.030743	13.83%	42,957
2016	14.443940	14.962036	3.59%	45,732
2015	14.821828	14.443940	-2.55%	48,394
2014	14.474615	14.821828	2.40%	56,223
2013	12.785948	14.474615	13.21%	59,510
2012	11.551050	12.785948	10.69%	61,616
2011	11.946635	11.551050	-3.31%	61,181
2010	10.673348	11.946635	11.93%	32,769
2009	8.481095	10.673348	25.85%	22,268
2008	12.891909	8.481095	-34.21%	2,884
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.686541	18.536369	18.17%	415
2016	15.062039	15.686541	4.15%	415
2015	15.467076	15.062039	-2.62%	415
2014	15.083411	15.467076	2.54%	1,384
2013	12.690069	15.083411	18.86%	1,384
2012	11.254305	12.690069	12.76%	1,384
2011	11.829935	11.254305	-4.87%	1,384
2010	10.426657	11.829935	13.46%	1,547
2009	8.118923	10.426657	28.42%	579
2008	13.413650	8.118923	-39.47%	415
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.379279	11.799710	13.69%	3,889
2016*	10.000000	10.379279	3.79%	4,175
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.344257	15.557870	-4.81%	1,272
2016	12.504226	16.344257	30.71%	8,503
2015	16.117204	12.504226	-22.42%	1,864
2014	18.872608	16.117204	-14.60%	2,124
2013	15.527989	18.872608	21.54%	8,802
2012	15.144867	15.527989	2.53%	3,898
2011	16.317591	15.144867	-7.19%	5,090
2010	13.987693	16.317591	16.66%	7,231
2009	9.681824	13.987693	44.47%	11,603
2008	21.691185	9.681824	-55.37%	19,950

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.198359	25.585818	10.29%	13,842
2016	20.129717	23.198359	15.24%	16,128
2015	21.471624	20.129717	-6.25%	13,273
2014	20.217816	21.471624	6.20%	13,371
2013	16.155606	20.217816	25.14%	14,554
2012	14.098424	16.155606	14.59%	16,450
2011	14.306539	14.098424	-1.45%	20,247
2010	12.716264	14.306539	12.51%	25,906
2009	10.000530	12.716264	27.16%	22,503
2008	17.863277	10.000530	-44.02%	22,472
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.201769	12.789088	14.17%	168
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.799118	31.413591	31.99%	10,210
2016	24.175276	23.799118	-1.56%	13,284
2015	23.099004	24.175276	4.66%	13,709
2014	21.253794	23.099004	8.68%	18,961
2013	15.962768	21.253794	33.15%	21,298
2012	14.253099	15.962768	12.00%	14,265
2011	14.562929	14.253099	-2.13%	18,369
2010	12.009351	14.562929	21.26%	22,615
2009	9.586162	12.009351	25.28%	20,558
2008	18.584218	9.586162	-48.42%	25,017
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.995201	13.230944	1.81%	68,756
2016	12.704293	12.995201	2.29%	70,457
2015	13.088037	12.704293	-2.93%	74,738
2014	12.657694	13.088037	3.40%	82,642
2013	13.202218	12.657694	-4.12%	91,588
2012	12.770479	13.202218	3.38%	87,198
2011	12.186292	12.770479	4.79%	83,741
2010	11.574050	12.186292	5.29%	93,755
2009	10.238451	11.574050	13.04%	165,271
2008	10.833067	10.238451	-5.49%	135,009
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.284131	42.820145	18.01%	16,890
2016	33.112218	36.284131	9.58%	18,728
2015	34.382591	33.112218	-3.69%	19,000
2014	33.122328	34.382591	3.80%	19,495
2013	24.900640	33.122328	33.02%	21,248
2012	22.202713	24.900640	12.15%	24,530
2011	25.439024	22.202713	-12.72%	27,368
2010	20.209885	25.439024	25.87%	28,490
2009	14.771355	20.209885	36.82%	26,766
2008	24.984269	14.771355	-40.88%	33,116

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.220118	24.460845	27.27%	2,416
2016	20.723042	19.220118	-7.25%	3,162
2015	20.492118	20.723042	1.13%	4,522
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
2008	25.081274	13.759764	-45.14%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.792508	11.981023	1.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	29.374803	34.248761	16.59%	0
2016	27.457345	29.374803	6.98%	0
2015	28.970697	27.457345	-5.22%	0
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	376
2012	17.524295	21.798579	24.39%	376
2011	19.678013	17.524295	-10.94%	376
2010	15.909472	19.678013	23.69%	1,848
2009	10.340763	15.909472	53.85%	2,329
2008	21.684189	10.340763	-52.31%	2,514
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.202941	13.378577	9.63%	1,020
2016	11.012447	12.202941	10.81%	1,701
2015	11.993944	11.012447	-8.18%	1,701
2014	11.911984	11.993944	0.69%	1,701
2013	9.830592	11.911984	21.17%	1,020
2012	8.706930	9.830592	12.91%	1,020
2011	9.032608	8.706930	-3.61%	1,083
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.532036	15.604021	7.38%	4,533
2016	13.017354	14.532036	11.64%	4,912
2015	14.305828	13.017354	-9.01%	11,392
2014	13.967963	14.305828	2.42%	29,444
2013	12.521814	13.967963	11.55%	14,241
2012	11.354426	12.521814	10.28%	21,854
2011	11.327373	11.354426	0.24%	22,522
2010	10.268844	11.327373	10.31%	29,318
2009	7.735514	10.268844	32.75%	20,936
2008	11.232890	7.735514	-31.14%	20,238

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	25.132268	29.664835	18.03%	6,457
2016	22.121066	25.132268	13.61%	7,598
2015	23.451094	22.121066	-5.67%	7,103
2014	22.032252	23.451094	6.44%	7,337
2013	17.352749	22.032252	26.97%	8,701
2012	15.832050	17.352749	9.61%	9,522
2011	15.255724	15.832050	3.78%	10,719
2010	12.916245	15.255724	18.11%	25,274
2009	11.243269	12.916245	14.88%	29,320
2008	15.754182	11.243269	-28.63%	36,560
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.891526	37.799637	8.33%	12,763
2016	27.374044	34.891526	27.46%	13,673
2015	30.191621	27.374044	-9.33%	15,492
2014	30.664291	30.191621	-1.54%	15,823
2013	22.990371	30.664291	33.38%	18,093
2012	19.837005	22.990371	15.90%	22,983
2011	21.053389	19.837005	-5.78%	27,632
2010	16.771307	21.053389	25.53%	29,583
2009	13.263898	16.771307	26.44%	35,675
2008	20.227505	13.263898	-34.43%	16,000
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.412682	11.564997	37.47%	4,661
2016	7.316455	8.412682	14.98%	5,137
2015	9.295836	7.316455	-21.29%	5,141
2014*	10.000000	9.295836	-7.04%	5,165
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.497990	22.276441	14.25%	16,016
2016	18.581789	19.497990	4.93%	19,536
2015	20.298468	18.581789	-8.46%	21,770
2014	23.331260	20.298468	-13.00%	19,996
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
2008	23.026509	13.440017	-41.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.131417	9.112346	-0.21%	4,011
2016	9.060502	9.131417	0.78%	5,188
2015	9.671224	9.060502	-6.31%	5,185
2014	9.700854	9.671224	-0.31%	6,778

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.240486	17.710646	24.37%	560
2016	14.257541	14.240486	-0.12%	481
2015	13.902985	14.257541	2.55%	1,937
2014	13.128774	13.902985	5.90%	1,944
2013	9.592755	13.128774	36.86%	1,992
2012*	10.000000	9.592755	-4.07%	4,450
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.189561	14.805622	12.25%	3,210
2016	11.904712	13.189561	10.79%	3,459
2015	12.703933	11.904712	-6.29%	3,499
2014	12.457051	12.703933	1.98%	3,262
2013	9.904825	12.457051	25.77%	1,601
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.303405	15.908849	19.58%	17,474
2016	13.510672	13.303405	-1.53%	19,437
2015	13.658221	13.510672	-1.08%	23,366
2014	12.954788	13.658221	5.43%	25,776
2013	9.686824	12.954788	33.74%	30,276
2012*	10.000000	9.686824	-3.13%	34,853
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.937600	14.981312	15.80%	0
2016	13.562685	12.937600	-4.61%	1,639
2015	15.115308	13.562685	-10.27%	6,539
2014	16.297741	15.115308	-7.26%	8,172
2013	13.303702	16.297741	22.51%	31,661
2012	11.403036	13.303702	16.67%	21,843
2011	12.551668	11.403036	-9.15%	47,633
2010	11.797263	12.551668	6.39%	28,381
2009*	10.000000	11.797263	17.97%	5,249

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.087526	12.624780	4.44%	0
2016	10.626022	12.087526	13.75%	0
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	193
2012*	10.000000	10.756707	7.57%	443
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.891506	16.016357	24.24%	2,395
2016	12.408419	12.891506	3.89%	2,855
2015	13.452185	12.408419	-7.76%	3,116
2014	12.738315	13.452185	5.60%	3,257
2013	10.013576	12.738315	27.21%	3,200
2012*	10.000000	10.013576	0.14%	1,789
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.985379	25.428689	15.66%	0
2016	21.525001	21.985379	2.14%	0
2015	21.896850	21.525001	-1.70%	0
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
2008	14.958403	12.292260	-17.82%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	0
2015*	10.000000	9.732986	-2.67%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	30.117230	38.331710	27.28%	9,022
2016	30.175337	30.117230	-0.19%	10,060
2015	27.535550	30.175337	9.59%	11,043
2014	25.930457	27.535550	6.19%	12,663
2013	20.236256	25.930457	28.14%	16,423
2012	16.689381	20.236256	21.25%	22,343
2011	18.318292	16.689381	-8.89%	22,103
2010	17.572410	18.318292	4.24%	20,915
2009	12.292714	17.572410	42.95%	7,960
2008	22.548081	12.292714	-45.48%	1,485
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.050898	22.773268	41.88%	740
2016	14.399596	16.050898	11.47%	740
2015	14.055504	14.399596	2.45%	740
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	989
2012*	10.000000	9.905487	-0.95%	460

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.363430	28.640129	28.07%	91
2016	24.484192	22.363430	-8.66%	621
2015	27.424288	24.484192	-10.72%	507
2014	31.869561	27.424288	-13.95%	611
2013	28.484938	31.869561	11.88%	1,140
2012	25.708882	28.484938	10.80%	3,283
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
2008	38.677089	18.087269	-53.24%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.458267	10.585609	25.15%	1,178
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.920786	10.088315	1.69%	5,915
2016*	10.000000	9.920786	-0.79%	5,596
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.997400	16.076144	23.69%	1,450
2016	12.201816	12.997400	6.52%	1,601
2015	12.736892	12.201816	-4.20%	2,072
2014	14.064242	12.736892	-9.44%	2,077
2013	10.172689	14.064242	38.25%	8,499
2012*	10.000000	10.172689	1.73%	1,463
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.918863	32.076443	14.89%	51,590
2016	25.063313	27.918863	11.39%	57,016
2015	25.842325	25.063313	-3.01%	62,183
2014	23.952869	25.842325	7.89%	65,007
2013	18.043582	23.952869	32.75%	83,052
2012	15.905352	18.043582	13.44%	88,191
2011	16.321966	15.905352	-2.55%	101,379
2010	14.990464	16.321966	8.88%	103,560
2009	12.504566	14.990464	19.88%	97,973
2008	18.991604	12.504566	-34.16%	72,016
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.277072	18.968719	24.16%	7,860
2016	15.026600	15.277072	1.67%	7,764
2015	14.436485	15.026600	4.09%	8,094
2014	14.580986	14.436485	-0.99%	7,846
2013	11.668920	14.580986	24.96%	12,837
2012	10.281748	11.668920	13.49%	8,864
2011	10.691901	10.281748	-3.84%	8,207
2010*	10.000000	10.691901	6.92%	5,961

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.029642	12.579133	25.42%	2,048
2016	9.678761	10.029642	3.63%	4,630
2015*	10.000000	9.678761	-3.21%	2,407
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.184167	12.632190	3.68%	5,495
2016	11.755876	12.184167	3.64%	5,793
2015	12.108830	11.755876	-2.91%	5,945
2014	11.498629	12.108830	5.31%	6,313
2013	11.813836	11.498629	-2.67%	7,903
2012	11.051863	11.813836	6.89%	8,466
2011	10.709575	11.051863	3.20%	16,425
2010	10.237153	10.709575	4.61%	18,372
2009	9.559941	10.237153	7.08%	18,942
2008	10.905234	9.559941	-12.34%	50,823
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.676894	23.257282	7.29%	0
2016	20.022059	21.676894	8.27%	0
2015	20.694843	20.022059	-3.25%	0
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
2008	16.720479	13.917120	-16.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	2,535
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.058345	18.476441	15.06%	2,222
2016	14.775883	16.058345	8.68%	2,330
2015	16.258144	14.775883	-9.12%	2,867
2014	16.956943	16.258144	-4.12%	2,712
2013	13.129492	16.956943	29.15%	2,669
2012	10.937073	13.129492	20.05%	1,690
2011	11.273901	10.937073	-2.99%	56
2010*	10.000000	11.273901	12.74%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.714716	25.177275	6.17%	8,691
2016	20.149278	23.714716	17.70%	9,856
2015	21.538248	20.149278	-6.45%	11,442
2014	19.478221	21.538248	10.58%	11,376
2013	15.110100	19.478221	28.91%	13,994
2012	13.486709	15.110100	12.04%	19,990
2011	13.708726	13.486709	-1.62%	22,989
2010	12.375076	13.708726	10.78%	23,489
2009*	10.000000	12.375076	23.75%	2,239
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.434525	16.364238	13.37%	493,216
2016	13.525972	14.434525	6.72%	534,225
2015	13.681474	13.525972	-1.14%	584,055
2014	13.310690	13.681474	2.79%	637,699
2013	11.028213	13.310690	20.70%	729,197
2012	9.735254	11.028213	13.28%	785,877
2011	9.852092	9.735254	-1.19%	853,129
2010	8.983685	9.852092	9.67%	813,989
2009	7.435416	8.983685	20.82%	565,219
2008	10.815492	7.435416	-31.25%	244,063
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.777935	10.891119	1.05%	192,324
2016	10.724241	10.777935	0.50%	183,552
2015	10.979650	10.724241	-2.33%	174,877
2014	10.683291	10.979650	2.77%	187,749
2013	11.200755	10.683291	-4.62%	196,078
2012	10.900226	11.200755	2.76%	172,288
2011	10.530616	10.900226	3.51%	183,472
2010	10.148537	10.530616	3.76%	192,106
2009	9.243153	10.148537	9.80%	161,390
2008	10.475613	9.243153	-11.77%	94,721
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.805268	18.984142	28.23%	33,858
2016	15.093694	14.805268	-1.91%	36,049
2015	14.470660	15.093694	4.31%	36,177
2014	14.514649	14.470660	-0.30%	37,575
2013	11.524943	14.514649	25.94%	36,610
2012	9.642894	11.524943	19.52%	43,935
2011	10.860433	9.642894	-11.21%	48,718
2010	9.966894	10.860433	8.97%	47,415
2009	7.189544	9.966894	38.63%	46,221
2008	11.968200	7.189544	-39.93%	32,776

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.395409	19.263039	25.12%	44,147
2016	14.417891	15.395409	6.78%	61,263
2015	13.837801	14.417891	4.19%	65,609
2014	13.079528	13.837801	5.80%	68,692
2013	10.307778	13.079528	26.89%	75,013
2012	8.968657	10.307778	14.93%	89,344
2011	9.611252	8.968657	-6.69%	94,850
2010	8.306090	9.611252	15.71%	100,928
2009	6.113361	8.306090	35.87%	95,508
2008	11.194081	6.113361	-45.39%	122,579
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.633401	16.274784	19.37%	70,119
2016	12.535173	13.633401	8.76%	81,610
2015	12.666441	12.535173	-1.04%	83,387
2014	11.737675	12.666441	7.91%	99,526
2013	9.016676	11.737675	30.18%	111,927
2012	7.868002	9.016676	14.60%	129,295
2011	8.220211	7.868002	-4.28%	160,165
2010	7.566033	8.220211	8.65%	165,918
2009	5.913455	7.566033	27.95%	125,552
2008	9.752934	5.913455	-39.37%	27,046
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.444797	28.166348	15.22%	22,356
2016	21.235775	24.444797	15.11%	24,417
2015	23.203218	21.235775	-8.48%	25,754
2014	21.758697	23.203218	6.64%	24,680
2013	16.426574	21.758697	32.46%	26,942
2012	14.199541	16.426574	15.68%	28,844
2011	14.882969	14.199541	-4.59%	32,645
2010	13.168073	14.882969	13.02%	49,400
2009	10.486221	13.168073	25.58%	44,933
2008	17.061953	10.486221	-38.54%	65,295
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	20.002296	20.906675	4.52%	2,085
2016	17.896590	20.002296	11.77%	2,620
2015	18.769942	17.896590	-4.65%	2,620
2014	18.695763	18.769942	0.40%	2,620
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
2008	14.017052	9.881625	-29.50%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.405191	16.374200	22.15%	2,776
2016	12.058722	13.405191	11.17%	2,995
2015	12.466092	12.058722	-3.27%	4,760
2014	11.949694	12.466092	4.32%	5,458
2013	8.503886	11.949694	40.52%	5,831
2012	7.435009	8.503886	14.38%	7,395
2011	8.596188	7.435009	-13.51%	11,169
2010	7.609657	8.596188	12.96%	11,298
2009	5.081534	7.609657	49.75%	10,980
2008*	10.000000	5.081534	-49.18%	5,766
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.077691	17.472844	15.89%	39,688
2016	13.986333	15.077691	7.80%	41,927
2015	14.346379	13.986333	-2.51%	46,893
2014	13.260465	14.346379	8.19%	49,722
2013	9.775903	13.260465	35.64%	62,817
2012	8.965523	9.775903	9.04%	68,142
2011	9.466608	8.965523	-5.29%	71,098
2010	7.825648	9.466608	20.97%	71,405
2009	6.089368	7.825648	28.51%	97,679
2008*	10.000000	6.089368	-39.11%	113,323
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.095767	13.269685	9.71%	179,406
2016	11.643302	12.095767	3.89%	199,142
2015	12.020417	11.643302	-3.14%	273,386
2014	11.772357	12.020417	2.11%	240,500
2013	10.487632	11.772357	12.25%	266,977
2012	9.646172	10.487632	8.72%	243,362
2011	9.986977	9.646172	-3.41%	256,806
2010	9.239626	9.986977	8.09%	268,338
2009	7.876573	9.239626	17.31%	199,781
2008*	10.000000	7.876573	-21.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.433854	14.097627	13.38%	386,027
2016	11.833410	12.433854	5.07%	423,549
2015	12.250041	11.833410	-3.40%	457,191
2014	11.951410	12.250041	2.50%	525,530
2013	10.068560	11.951410	18.70%	573,437
2012	9.050311	10.068560	11.25%	570,656
2011	9.574150	9.050311	-5.47%	592,459
2010	8.701376	9.574150	10.03%	546,085
2009	7.158286	8.701376	21.56%	261,662
2008*	10.000000	7.158286	-28.42%	8,411
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.279754	11.745729	4.13%	62,738
2016	11.013008	11.279754	2.42%	62,831
2015	11.332415	11.013008	-2.82%	81,246
2014	11.201751	11.332415	1.17%	62,240
2013	10.904150	11.201751	2.73%	63,301
2012	10.361633	10.904150	5.24%	116,787
2011	10.436119	10.361633	-0.71%	89,267
2010	9.981148	10.436119	4.56%	95,871
2009	9.020692	9.981148	10.65%	133,628
2008*	10.000000	9.020692	-9.79%	43,995
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.443238	12.043653	15.32%	2,025
2016	10.042727	10.443238	3.99%	1,864
2015	10.784098	10.042727	-6.87%	1,686
2014	10.904919	10.784098	-1.11%	1,613
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.295793	13.719987	11.58%	579,900
2016	11.765889	12.295793	4.50%	619,658
2015	12.147767	11.765889	-3.14%	644,538
2014	11.866058	12.147767	2.37%	666,781
2013	10.288671	11.866058	15.33%	787,176
2012	9.352918	10.288671	10.00%	809,201
2011	9.781278	9.352918	-4.38%	839,718
2010	8.970926	9.781278	9.03%	953,254
2009	7.514175	8.970926	19.39%	273,129
2008*	10.000000	7.514175	-24.86%	2,476

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.375109	14.305303	15.60%	29,833
2016	11.747991	12.375109	5.34%	30,807
2015	12.183719	11.747991	-3.58%	37,114
2014	11.902125	12.183719	2.37%	43,510
2013	9.782469	11.902125	21.67%	48,795
2012	8.720778	9.782469	12.17%	53,020
2011	9.343985	8.720778	-6.67%	76,986
2010	8.423079	9.343985	10.93%	70,940
2009	6.797165	8.423079	23.92%	28,431
2008*	10.000000	6.797165	-32.03%	21,485
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.910091	12.813410	7.58%	34,915
2016	11.476508	11.910091	3.78%	36,833
2015	11.848909	11.476508	-3.14%	38,859
2014	11.628374	11.848909	1.90%	41,633
2013	10.677747	11.628374	8.90%	80,338
2012	9.911812	10.677747	7.73%	63,801
2011	10.151402	9.911812	-2.36%	66,382
2010	9.509979	10.151402	6.74%	73,390
2009	8.254524	9.509979	15.21%	62,187
2008*	10.000000	8.254524	-17.45%	25,617
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.656840	11.889720	2.00%	25,154
2016	11.338656	11.656840	2.81%	24,450
2015	11.684768	11.338656	-2.96%	25,244
2014	11.401917	11.684768	2.48%	26,612
2013	11.899810	11.401917	-4.18%	26,346
2012	11.309423	11.899810	5.22%	24,893
2011	10.873028	11.309423	4.01%	22,993
2010	10.401215	10.873028	4.54%	26,711
2009	9.783754	10.401215	6.31%	35,397
2008*	10.000000	9.783754	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.476674	12.675526	1.59%	2,865
2016	12.332168	12.476674	1.17%	6,283
2015	12.662207	12.332168	-2.61%	6,657
2014	12.331817	12.662207	2.68%	4,096
2013	12.859829	12.331817	-4.11%	4,075
2012	12.263446	12.859829	4.86%	3,689
2011	11.811464	12.263446	3.83%	3,462
2010	11.159301	11.811464	5.84%	3,662
2009	9.789551	11.159301	13.99%	2,207
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.773326	13.588381	15.42%	0
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.323695	12.620093	11.45%	0
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.403185	33.741448	38.27%	1,697
2016	23.190795	24.403185	5.23%	2,217
2015	28.279190	23.190795	-17.99%	2,189
2014	30.641852	28.279190	-7.71%	14,786
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
2008	48.122722	19.818913	-58.82%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.605754	11.599537	-0.05%	62,505
2016	11.766749	11.605754	-1.37%	60,839
2015	12.032256	11.766749	-2.21%	62,097
2014	11.753335	12.032256	2.37%	65,781
2013	12.512938	11.753335	-6.07%	72,618
2012	12.402888	12.512938	0.89%	70,304
2011	11.811251	12.402888	5.01%	66,827
2010	11.514011	11.811251	2.58%	72,884
2009	11.453056	11.514011	0.53%	91,440
2008	10.860299	11.453056	5.46%	119,995
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.663894	8.518196	-1.68%	130,829
2016	8.848554	8.663894	-2.09%	137,728
2015	9.038357	8.848554	-2.10%	141,669
2014	9.232234	9.038357	-2.10%	159,443
2013	9.430266	9.232234	-2.10%	181,328
2012	9.633102	9.430266	-2.11%	210,874
2011	9.839155	9.633102	-2.09%	227,458
2010	10.050193	9.839155	-2.10%	191,953
2009	10.261467	10.050193	-2.06%	125,655
2008	10.270653	10.261467	-0.09%	59,493
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.902450	9.831802	24.41%	7,875
2016	8.020666	7.902450	-1.47%	8,859
2015	8.465404	8.020666	-5.25%	9,389
2014	8.709707	8.465404	-2.80%	8,662
2013	7.567435	8.709707	15.09%	8,731
2012	6.708630	7.567435	12.80%	12,484
2011	7.613657	6.708630	-11.89%	13,817
2010	6.881959	7.613657	10.63%	12,596
2009	5.430308	6.881959	26.73%	6,592
2008*	10.000000	5.430308	-45.70%	1,503

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.714238	10.618377	21.85%	14,768
2016	8.854338	8.714238	-1.58%	4,148
2015	9.171695	8.854338	-3.46%	4,090
2014	9.986411	9.171695	-8.16%	498
2013	8.429405	9.986411	18.47%	567
2012	7.284044	8.429405	15.72%	613
2011	8.537033	7.284044	-14.68%	757
2010	8.119311	8.537033	5.14%	757
2009	6.448593	8.119311	25.91%	826
2008	11.574863	6.448593	-44.29%	33,459
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.463521	27.205952	15.95%	44,604
2016	21.892629	23.463521	7.18%	44,652
2015	22.587732	21.892629	-3.08%	44,884
2014	21.976637	22.587732	2.78%	44,285
2013	17.641099	21.976637	24.58%	55,710
2012	15.547767	17.641099	13.46%	59,867
2011	16.530524	15.547767	-5.95%	57,133
2010	14.730000	16.530524	12.22%	58,635
2009	11.828083	14.730000	24.53%	38,938
2008	19.130669	11.828083	-38.17%	30,263
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.091454	16.420068	8.80%	61,655
2016	14.500350	15.091454	4.08%	86,081
2015	14.837165	14.500350	-2.27%	89,475
2014	14.490979	14.837165	2.39%	18,573
2013	13.049928	14.490979	11.04%	25,271
2012	12.186662	13.049928	7.08%	19,871
2011	12.338344	12.186662	-1.23%	29,290
2010	11.476527	12.338344	7.51%	30,028
2009*	10.000000	11.476527	14.77%	21,451
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.409706	19.569339	12.40%	135,787
2016	16.504731	17.409706	5.48%	131,963
2015	16.948937	16.504731	-2.62%	142,735
2014	16.454880	16.948937	3.00%	153,325
2013	14.065705	16.454880	16.99%	215,323
2012	12.800099	14.065705	9.89%	218,414
2011	13.197581	12.800099	-3.01%	206,607
2010	12.032881	13.197581	9.68%	195,804
2009*	10.000000	12.032881	20.33%	91,507

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.129456	13.584982	3.47%	49,837
2016	12.861902	13.129456	2.08%	59,815
2015	13.103123	12.861902	-1.84%	77,452
2014	12.882997	13.103123	1.71%	82,172
2013	12.552822	12.882997	2.63%	33,440
2012	12.191753	12.552822	2.96%	41,323
2011	12.098070	12.191753	0.77%	23,393
2010	11.669859	12.098070	3.67%	25,958
2009	10.927449	11.669859	6.79%	59,519
2008	11.877231	10.927449	-8.00%	46,955
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.457007	20.406487	10.56%	200,989
2016	17.594988	18.457007	4.90%	272,558
2015	18.032786	17.594988	-2.43%	290,683
2014	17.512259	18.032786	2.97%	304,734
2013	15.337575	17.512259	14.18%	339,283
2012	14.138667	15.337575	8.48%	376,035
2011	14.447136	14.138667	-2.14%	384,869
2010	13.304813	14.447136	8.59%	375,931
2009	11.407345	13.304813	16.63%	341,266
2008	15.171392	11.407345	-24.81%	285,638
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.348068	24.387125	14.24%	116,917
2016	20.099911	21.348068	6.21%	125,011
2015	20.682040	20.099911	-2.81%	130,800
2014	20.127929	20.682040	2.75%	140,527
2013	16.800084	20.127929	19.81%	143,957
2012	15.085484	16.800084	11.37%	148,307
2011	15.743222	15.085484	-4.18%	183,788
2010	14.251599	15.743222	10.47%	201,571
2009	11.702718	14.251599	21.78%	179,506
2008	17.423574	11.702718	-32.83%	190,881

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.838568	16.935291	6.92%	58,353
2016	15.304545	15.838568	3.49%	75,937
2015	15.637618	15.304545	-2.13%	79,956
2014	15.250271	15.637618	2.54%	74,171
2013	14.097796	15.250271	8.17%	77,945
2012	13.329259	14.097796	5.77%	82,614
2011	13.339394	13.329259	-0.08%	59,814
2010	12.556065	13.339394	6.24%	64,757
2009	11.195205	12.556065	12.16%	42,098
2008	13.460476	11.195205	-16.83%	48,773
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.249393	27.680130	24.41%	22,088
2016	21.994125	22.249393	1.16%	25,250
2015	21.432335	21.994125	2.62%	26,685
2014	20.165435	21.432335	6.28%	25,245
2013	15.113690	20.165435	33.42%	26,589
2012	13.036939	15.113690	15.93%	34,811
2011	13.656746	13.036939	-4.54%	42,972
2010	12.854703	13.656746	6.24%	71,481
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.538473	40.284670	13.36%	6,157
2016	30.175994	35.538473	17.77%	6,209
2015	31.624771	30.175994	-4.58%	6,553
2014	29.522061	31.624771	7.12%	5,505
2013	22.664722	29.522061	30.26%	5,505
2012	19.708343	22.664722	15.00%	6,557
2011	20.655840	19.708343	-4.59%	8,355
2010	16.718064	20.655840	23.55%	9,250
2009	12.487012	16.718064	33.88%	8,560
2008	20.075698	12.487012	-37.80%	20,563

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.380930	14.971224	4.10%	22,708
2016	13.519510	14.380930	6.37%	25,141
2015	14.220555	13.519510	-4.93%	30,628
2014	13.982557	14.220555	1.70%	34,308
2013	14.444925	13.982557	-3.20%	34,548
2012	13.145245	14.444925	9.89%	25,414
2011	12.720750	13.145245	3.34%	21,427
2010	11.749549	12.720750	8.27%	21,824
2009	9.649035	11.749549	21.77%	10,336
2008	11.916606	9.649035	-19.03%	1,338
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.536194	11.720764	22.91%	52,271
2016	9.987045	9.536194	-4.51%	55,618
2015	10.268527	9.987045	-2.74%	59,292
2014	10.632574	10.268527	-3.42%	60,646
2013	8.969949	10.632574	18.54%	73,374
2012	7.931754	8.969949	13.09%	76,609
2011	8.964302	7.931754	-11.52%	81,152
2010	8.045694	8.964302	11.42%	80,026
2009	6.038060	8.045694	33.25%	100,259
2008*	10.000000	6.038060	-39.62%	105,257
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.685193	16.418082	19.97%	12,013
2016	13.314687	13.685193	2.78%	15,283
2015	14.368478	13.314687	-7.33%	14,977
2014	16.249274	14.368478	-11.57%	13,613
2013	13.711469	16.249274	18.51%	0
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
2008	21.232533	11.124651	-47.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.820636	17.574365	27.16%	21,195
2016	13.840824	13.820636	-0.15%	22,423
2015	13.708690	13.840824	0.96%	23,639
2014	12.712618	13.708690	7.84%	25,204
2013	9.660589	12.712618	31.59%	32,185
2012	8.496867	9.660589	13.70%	34,274
2011	8.968663	8.496867	-5.26%	46,022
2010	7.941252	8.968663	12.94%	56,361
2009	6.270928	7.941252	26.64%	62,543
2008*	10.000000	6.270928	-37.29%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.976794	15.649439	11.97%	2,362
2016	12.301852	13.976794	13.62%	3,459
2015	13.012971	12.301852	-5.46%	4,984
2014	12.057068	13.012971	7.93%	7,496
2013	9.120782	12.057068	32.19%	7,804
2012	7.923076	9.120782	15.12%	13,123
2011	8.617750	7.923076	-8.06%	10,408
2010	7.807353	8.617750	10.38%	16,261
2009	6.259102	7.807353	24.74%	19,252
2008*	10.000000	6.259102	-37.41%	1,255
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.913676	17.371638	24.85%	25,642
2016	13.399857	13.913676	3.83%	27,290
2015	13.734813	13.399857	-2.44%	29,497
2014	13.526317	13.734813	1.54%	32,004
2013	9.968046	13.526317	35.70%	39,565
2012	8.881687	9.968046	12.23%	43,585
2011	9.494444	8.881687	-6.45%	46,459
2010	7.668251	9.494444	23.81%	48,477
2009	6.181744	7.668251	24.05%	58,263
2008*	10.000000	6.181744	-38.18%	36,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.083617	20.155167	11.46%	25,568
2016	15.706927	18.083617	15.13%	26,516
2015	16.520612	15.706927	-4.93%	27,924
2014	14.420566	16.520612	14.56%	29,424
2013	10.856424	14.420566	32.83%	38,833
2012	9.531795	10.856424	13.90%	40,967
2011	9.967239	9.531795	-4.37%	43,971
2010	8.510135	9.967239	17.12%	44,825
2009	6.662616	8.510135	27.73%	56,387
2008*	10.000000	6.662616	-33.37%	75,789
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.838250	26.650753	22.04%	1,173
2016	20.642024	21.838250	5.80%	1,546
2015	20.973774	20.642024	-1.58%	1,484
2014	20.893389	20.973774	0.38%	1,611
2013	14.825411	20.893389	40.93%	4,962
2012	13.390907	14.825411	10.71%	2,326
2011	13.796402	13.390907	-2.94%	2,423
2010	11.264231	13.796402	22.48%	2,380
2009	9.046446	11.264231	24.52%	2,084
2008	17.284612	9.046446	-47.66%	3,252

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	35.593238	37.898214	6.48%	3,355
2016	28.941373	35.593238	22.98%	3,666
2015	31.546364	28.941373	-8.26%	4,242
2014	30.181215	31.546364	4.52%	4,344
2013	22.016351	30.181215	37.09%	4,080
2012	18.693871	22.016351	17.77%	3,836
2011	20.195437	18.693871	-7.44%	5,371
2010	16.310202	20.195437	23.82%	6,076
2009	13.236995	16.310202	23.22%	5,827
2008	19.972748	13.236995	-33.72%	6,363
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	32.039348	35.508861	10.83%	5,447
2016	26.704411	32.039348	19.98%	5,557
2015	27.804245	26.704411	-3.96%	6,158
2014	28.243703	27.804245	-1.56%	6,240
2013	20.525741	28.243703	37.60%	6,148
2012	18.196320	20.525741	12.80%	6,605
2011	19.730922	18.196320	-7.78%	7,181
2010	16.125661	19.730922	22.36%	7,532
2009	12.252934	16.125661	31.61%	6,138
2008	20.303718	12.252934	-39.65%	11,155
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	22.086735	26.002203	17.73%	25,591
2016	20.294666	22.086735	8.83%	26,943
2015	20.593711	20.294666	-1.45%	29,080
2014	18.812481	20.593711	9.47%	30,834
2013	14.692112	18.812481	28.04%	39,298
2012	13.182567	14.692112	11.45%	41,928
2011	13.414038	13.182567	-1.73%	45,264
2010	12.101367	13.414038	10.85%	47,404
2009	9.844944	12.101367	22.92%	63,782
2008	17.223534	9.844944	-42.84%	77,611
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	13.010033	13.520128	3.92%	9,345
2016	12.398394	13.010033	4.93%	9,964
2015	13.424239	12.398394	-7.64%	10,325
2014	10.662014	13.424239	25.91%	10,053
2013	10.604401	10.662014	0.54%	11,524
2012	9.372044	10.604401	13.15%	11,480
2011	9.019006	9.372044	3.91%	16,371
2010	7.096102	9.019006	27.10%	27,262
2009	5.553739	7.096102	27.77%	32,117
2008*	10.000000	5.553739	-44.46%	8,203

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.882846	16.477078	18.69%	7,674
2016	12.729155	13.882846	9.06%	6,671
2015	12.880755	12.729155	-1.18%	6,905
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	5,898
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.779813	9.726190	-0.55%	35,730
2016	9.746170	9.779813	0.35%	37,808
2015	9.989310	9.746170	-2.43%	39,956
2014	10.153430	9.989310	-1.62%	40,754
2013	10.360309	10.153430	-2.00%	49,124
2012	10.222898	10.360309	1.34%	44,154
2011	10.307783	10.222898	-0.82%	42,017
2010	10.280127	10.307783	0.27%	47,338
2009	9.803617	10.280127	4.86%	48,736
2008*	10.000000	9.803617	-1.96%	3,509
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.101088	15.763633	11.79%	4,678
2016	11.915751	14.101088	18.34%	1,146
2015	12.796086	11.915751	-6.88%	1,219
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.221437	15.885432	20.15%	74,630
2016	13.355354	13.221437	-1.00%	79,311
2015	14.195994	13.355354	-5.92%	77,932
2014	15.786737	14.195994	-10.08%	56,342
2013	13.427157	15.786737	17.57%	64,355
2012	11.471486	13.427157	17.05%	68,041
2011	13.379897	11.471486	-14.26%	70,662
2010	12.851162	13.379897	4.11%	65,433
2009*	10.000000	12.851162	28.51%	81,931
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.994221	34.140379	21.96%	446
2016	27.450645	27.994221	1.98%	446
2015	27.763332	27.450645	-1.13%	446

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.431108	9.315879	-1.22%	31,044
2016	9.516823	9.431108	-0.90%	30,284
2015	9.703145	9.516823	-1.92%	32,515
2014	9.851201	9.703145	-1.50%	42,599
2013	10.000830	9.851201	-1.50%	43,899
2012	9.766160	10.000830	2.40%	42,175
2011	9.946344	9.766160	-1.81%	39,201
2010	9.649687	9.946344	3.07%	49,000
2009	8.697519	9.649687	10.95%	53,821
2008	10.262231	8.697519	-15.25%	80,715
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.956645	27.777732	15.95%	1,805
2016	22.272537	23.956645	7.56%	1,805
2015	22.856270	22.272537	-2.55%	1,805
2014	21.150686	22.856270	8.06%	1,805
2013	15.700284	21.150686	34.72%	2,119
2012	14.451181	15.700284	8.64%	2,119
2011	15.229701	14.451181	-5.11%	2,119
2010	12.662147	15.229701	20.28%	0
2009	9.841068	12.662147	28.67%	0
2008	16.600245	9.841068	-40.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.546915	36.765929	33.47%	7,003
2016	28.180468	27.546915	-2.25%	8,351
2015	27.765351	28.180468	1.50%	8,351
2014	27.789621	27.765351	-0.09%	8,740
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
2008	23.351169	13.640261	-41.59%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.853320	10.229321	3.82%	248
2016	9.470735	9.853320	4.04%	657
2015	9.921126	9.470735	-4.54%	703
2014	9.887589	9.921126	0.34%	2,238
2013	10.136893	9.887589	-2.46%	2,350
2012*	10.000000	10.136893	1.37%	2,447
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.638425	10.694195	23.80%	3,979
2016	9.069486	8.638425	-4.75%	3,950
2015	8.984982	9.069486	0.94%	2,623
2014*	10.000000	8.984982	-10.15%	2,419

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	24.049417	27.462926	14.19%	26,776
2016	22.070227	24.049417	8.97%	29,033
2015	21.864353	22.070227	0.94%	31,418
2014	20.229362	21.864353	8.08%	34,059
2013	15.720688	20.229362	28.68%	45,678
2012	13.771324	15.720688	14.16%	49,761
2011	14.110498	13.771324	-2.40%	51,084
2010	12.443640	14.110498	13.40%	52,857
2009	9.930610	12.443640	25.31%	65,409
2008	16.528218	9.930610	-39.92%	67,121
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	35.101577	39.147128	11.53%	2,273
2016	30.467967	35.101577	15.21%	2,278
2015	33.141181	30.467967	-8.07%	2,705
2014	30.318552	33.141181	9.31%	2,873
2013	22.022269	30.318552	37.67%	2,928
2012	19.117619	22.022269	15.19%	3,271
2011	20.003588	19.117619	-4.43%	5,028
2010	16.604042	20.003588	20.47%	4,735
2009	12.390383	16.604042	34.01%	5,035
2008	20.415374	12.390383	-39.31%	24,530
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	10.009415	11.110915	11.00%	0
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.410114	11.286190	8.42%	1,308
2016	10.332793	10.410114	0.75%	5,930
2015	11.370305	10.332793	-9.12%	7,055
2014	11.579356	11.370305	-1.81%	7,860
2013	12.659052	11.579356	-8.53%	7,547
2012	12.288357	12.659052	3.02%	7,590
2011	11.576880	12.288357	6.15%	7,638
2010	10.811888	11.576880	7.08%	6,730
2009*	10.000000	10.811888	8.12%	4,622

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.762842	10.669394	-0.87%	93,095
2016	10.851466	10.762842	-0.82%	93,835
2015	11.061140	10.851466	-1.90%	65,964
2014	11.214499	11.061140	-1.37%	67,227
2013	11.481716	11.214499	-2.33%	67,566
2012	11.090916	11.481716	3.52%	58,294
2011	11.215134	11.090916	-1.11%	59,796
2010	10.890926	11.215134	2.98%	51,894
2009*	10.000000	10.890926	8.91%	40,673
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.059843	10.076196	0.16%	1,338
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.290055	10.559840	2.62%	32,614
2016	10.245476	10.290055	0.44%	32,139
2015	10.430246	10.245476	-1.77%	8,954
2014	10.227743	10.430246	1.98%	7,377
2013	10.666107	10.227743	-4.11%	10,934
2012	9.950190	10.666107	7.20%	3,699
2011*	10.000000	9.950190	-0.50%	13,478
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.203652	12.04%	2,166
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.302995	13.204676	28.16%	0
2016*	10.000000	10.302995	3.03%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
2015	16.752808	16.423940	-1.96%	0
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
2008	20.916125	11.476504	-45.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.485092	33.011409	24.64%	1,989
2016	30.298435	26.485092	-12.59%	264
2015	27.516881	30.298435	10.11%	7,408
2014	21.418935	27.516881	28.47%	5,692
2013	14.535657	21.418935	47.35%	8,951
2012	11.334453	14.535657	28.24%	1,480
2011	10.487823	11.334453	8.07%	56
2010*	10.000000	10.487823	4.88%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.457756	7.157643	-4.02%	1,486
2016	5.311412	7.457756	40.41%	1,486
2015	8.174268	5.311412	-35.02%	1,486
2014	10.352783	8.174268	-21.04%	1,486
2013	9.587752	10.352783	7.98%	726
2012*	10.000000	9.587752	-4.12%	223
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.607117	7.321348	-3.76%	0
2016	5.406589	7.607117	40.70%	0
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	1,389
2012*	10.000000	9.683111	-3.17%	1,389
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	22.053161	27.174620	23.22%	4,830
2016	20.905410	22.053161	5.49%	5,241
2015	21.987735	20.905410	-4.92%	6,610
2014	22.889291	21.987735	-3.94%	8,600
2013	15.562679	22.889291	47.08%	7,493
2012	14.737338	15.562679	5.60%	6,132
2011	15.778157	14.737338	-6.60%	8,678
2010	12.712743	15.778157	24.11%	6,891
2009	8.507010	12.712743	49.44%	104

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.268608	28.164997	16.06%	468
2016	22.328487	24.268608	8.69%	490
2015	22.498122	22.328487	-0.75%	515
2014	21.037952	22.498122	6.94%	539
2013	15.974091	21.037952	31.70%	563
2012	13.924644	15.974091	14.72%	590
2011	13.415576	13.924644	3.79%	590
2010	12.154509	13.415576	10.38%	590
2009	10.321322	12.154509	17.76%	590
2008	17.786875	10.321322	-41.97%	590
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	36.151786	39.922735	10.43%	4,239
2016	29.604189	36.151786	22.12%	4,457
2015	32.081516	29.604189	-7.72%	4,605
2014	30.094214	32.081516	6.60%	4,763
2013	22.345359	30.094214	34.68%	6,084
2012	19.277145	22.345359	15.92%	5,918
2011	21.558803	19.277145	-10.58%	6,749
2010	17.404316	21.558803	23.87%	10,479
2009	12.468133	17.404316	39.59%	10,527
2008	19.832168	12.468133	-37.13%	1,043
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.263923	12.441604	1.45%	5,375
2016	12.005898	12.263923	2.15%	5,339
2015	12.580243	12.005898	-4.57%	8,397
2014	12.445969	12.580243	1.08%	8,433
2013	13.897954	12.445969	-10.45%	8,904
2012	13.227132	13.897954	5.07%	11,104
2011	12.096200	13.227132	9.35%	16,001
2010	11.759923	12.096200	2.86%	12,744
2009	10.904447	11.759923	7.85%	18,081
2008	11.323944	10.904447	-3.70%	26,787

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	23.041810	27.124577	17.72%	0
2016	20.800969	23.041810	10.77%	0
2015	22.602698	20.800969	-7.97%	0
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	244
2008	16.781597	10.717595	-36.13%	244
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.224152	27.514013	9.08%	173
2016	21.004914	25.224152	20.09%	173
2015	21.811005	21.004914	-3.70%	173
2014	19.176220	21.811005	13.74%	2,255
2013	15.086477	19.176220	27.11%	173
2012	13.265997	15.086477	13.72%	144
2011	13.672148	13.265997	-2.97%	374
2010	11.743771	13.672148	16.42%	429
2009	9.246206	11.743771	27.01%	544
2008	12.517607	9.246206	-26.13%	3,156
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.028971	12.572306	13.99%	0
2016	9.711073	11.028971	13.57%	0
2015*	10.000000	9.711073	-2.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.370787	15.990475	11.27%	6,695
2016	14.147346	14.370787	1.58%	6,814
2015	14.604440	14.147346	-3.13%	6,995
2014	14.642422	14.604440	-0.26%	7,026
2013	13.078684	14.642422	11.96%	20,649
2012	12.155242	13.078684	7.60%	22,219
2011	12.891017	12.155242	-5.71%	30,479
2010	12.002530	12.891017	7.40%	24,571
2009*	10.000000	12.002530	20.03%	11,029
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.764507	9.861496	0.99%	0
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.148950	1.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.759511	16.141317	9.36%	1,213
2016	11.506070	14.759511	28.28%	875
2015	12.571343	11.506070	-8.47%	875
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	37.238827	40.960321	9.99%	3,804
2016	30.267585	37.238827	23.03%	4,075
2015	31.670493	30.267585	-4.43%	4,244
2014	30.789499	31.670493	2.86%	5,100
2013	22.361237	30.789499	37.69%	5,582
2012	19.745389	22.361237	13.25%	4,812
2011	20.065456	19.745389	-1.60%	8,635
2010	16.296904	20.065456	23.12%	13,523
2009	13.321224	16.296904	22.34%	11,787
2008	19.706561	13.321224	-32.40%	6,236
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.698588	29.296076	18.61%	0
2016	22.648487	24.698588	9.05%	0
2015	22.946860	22.648487	-1.30%	0
2014	20.733991	22.946860	10.67%	1,977
2013	16.088443	20.733991	28.88%	1,348
2012	14.239301	16.088443	12.99%	1,591
2011	14.319483	14.239301	-0.56%	1,675
2010	12.776566	14.319483	12.08%	2,719
2009	10.359253	12.776566	23.33%	2,928
2008	16.891228	10.359253	-38.67%	2,947
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.766536	25.810174	24.29%	1,768
2016	19.716437	20.766536	5.33%	1,793
2015	20.711751	19.716437	-4.81%	1,815
2014	19.630402	20.711751	5.51%	1,790
2013	16.603702	19.630402	18.23%	1,814
2012	15.407401	16.603702	7.76%	1,814
2011	14.479739	15.407401	6.41%	4,592
2010	12.862524	14.479739	12.57%	1,404
2009	10.754509	12.862524	19.60%	5,095
2008	15.639524	10.754509	-31.24%	5,106

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	20.106470	24.470608	21.71%	0
2016	17.593220	20.106470	14.29%	0
2015	18.445080	17.593220	-4.62%	0
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.177945	10.302571	1.22%	0
2016	9.546908	10.177945	6.61%	0
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.868785	13.936353	8.30%	0
2016	13.767643	12.868785	-6.53%	0
2015	15.037798	13.767643	-8.45%	0
2014	15.575496	15.037798	-3.45%	0
2013	13.708638	15.575496	13.62%	0
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	0
2009	11.237033	12.454039	10.83%	253
2008	16.328535	11.237033	-31.18%	253
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.635724	12.828407	1.52%	2,541
2016	12.472101	12.635724	1.31%	2,581
2015	12.802410	12.472101	-2.58%	2,625
2014	12.639696	12.802410	1.29%	4,321
2013	12.821216	12.639696	-1.42%	1,020
2012	11.972641	12.821216	7.09%	1,160
2011	11.996204	11.972641	-0.20%	1,286
2010	11.322034	11.996204	5.95%	1,742
2009	9.629755	11.322034	17.57%	1,877
2008	10.645376	9.629755	-9.54%	2,029

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.256890	15.736596	10.38%	4,932
2016	13.845145	14.256890	2.97%	5,000
2015	14.224830	13.845145	-2.67%	5,069
2014	13.949939	14.224830	1.97%	5,131
2013	12.594405	13.949939	10.76%	5,191
2012	11.535594	12.594405	9.18%	5,250
2011	11.839105	11.535594	-2.56%	5,315
2010	10.750376	11.839105	10.13%	5,373
2009	8.863343	10.750376	21.29%	5,427
2008	12.104909	8.863343	-26.78%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.873202	16.921009	13.77%	0
2016	14.365494	14.873202	3.53%	0
2015	14.748866	14.365494	-2.60%	0
2014	14.410713	14.748866	2.35%	0
2013	12.735999	14.410713	13.15%	0
2012	11.511808	12.735999	10.63%	0
2011	11.912123	11.511808	-3.36%	6,081
2010	10.647943	11.912123	11.87%	6,111
2009	8.465223	10.647943	25.78%	3,459
2008	12.874364	8.465223	-34.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.593387	18.416907	18.11%	8,613
2016	14.980220	15.593387	4.09%	8,965
2015	15.390919	14.980220	-2.67%	7,259
2014	15.016813	15.390919	2.49%	7,259
2013	12.640493	15.016813	18.80%	7,259
2012	11.216070	12.640493	12.70%	7,259
2011	11.795751	11.216070	-4.91%	7,259
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0
2008	13.395425	8.103739	-39.50%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.247100	15.457514	-4.86%	6,992
2016	12.436234	16.247100	30.64%	8,024
2015	16.037774	12.436234	-22.46%	8,133
2014	18.789202	16.037774	-14.64%	9,845
2013	15.467253	18.789202	21.48%	12,802
2012	15.093369	15.467253	2.48%	18,199
2011	16.270402	15.093369	-7.23%	20,810
2010	13.954374	16.270402	16.60%	17,524
2009	9.663708	13.954374	44.40%	22,831
2008	21.661696	9.663708	-55.39%	37,722

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	23.034602	25.392289	10.24%	4,044
2016	19.997803	23.034602	15.19%	4,203
2015	21.341819	19.997803	-6.30%	4,457
2014	20.105852	21.341819	6.15%	4,843
2013	16.074337	20.105852	25.08%	5,206
2012	14.034687	16.074337	14.53%	5,972
2011	14.249134	14.034687	-1.50%	6,585
2010	12.671706	14.249134	12.45%	6,228
2009	9.970573	12.671706	27.09%	4,398
2008	17.818898	9.970573	-44.04%	6,614
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.631016	31.175837	31.93%	4,148
2016	24.016745	23.631016	-1.61%	4,405
2015	22.959261	24.016745	4.61%	5,818
2014	21.136011	22.959261	8.63%	5,905
2013	15.882414	21.136011	33.08%	8,018
2012	14.188613	15.882414	11.94%	9,083
2011	14.504432	14.188613	-2.18%	11,402
2010	11.967217	14.504432	21.20%	8,826
2009	9.557413	11.967217	25.21%	10,148
2008	18.537976	9.557413	-48.44%	24,195
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.903428	13.130819	1.76%	9,131
2016	12.621001	12.903428	2.24%	10,944
2015	13.008876	12.621001	-2.98%	11,719
2014	12.587552	13.008876	3.35%	12,167
2013	13.135777	12.587552	-4.17%	12,686
2012	12.712726	13.135777	3.33%	11,787
2011	12.137372	12.712726	4.74%	15,135
2010	11.533473	12.137372	5.24%	16,923
2009	10.207763	11.533473	12.99%	28,180
2008	10.806111	10.207763	-5.54%	26,770
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	36.027917	42.496135	17.95%	2,550
2016	32.895161	36.027917	9.52%	2,775
2015	34.174658	32.895161	-3.74%	2,877
2014	32.938845	34.174658	3.75%	3,496
2013	24.775344	32.938845	32.95%	5,707
2012	22.102308	24.775344	12.09%	7,168
2011	25.336905	22.102308	-12.77%	7,938
2010	20.139013	25.336905	25.81%	15,016
2009	14.727075	20.139013	36.75%	16,273
2008	24.922137	14.727075	-40.91%	20,551

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	19.084347	24.275683	27.20%	3,002
2016	20.587144	19.084347	-7.30%	3,109
2015	20.368144	20.587144	1.08%	3,103
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.770457	11.952532	1.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	29.167317	33.989532	16.53%	105
2016	27.277298	29.167317	6.93%	105
2015	28.795441	27.277298	-5.27%	105
2014	27.628709	28.795441	4.22%	445
2013	21.688856	27.628709	27.39%	572
2012	17.445015	21.688856	24.33%	676
2011	19.599000	17.445015	-10.99%	722
2010	15.853676	19.599000	23.62%	730
2009	10.309761	15.853676	53.77%	748
2008	21.630269	10.309761	-52.34%	1,059
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.149059	13.312712	9.58%	2,594
2016	10.969412	12.149059	10.75%	4,595
2015	11.953176	10.969412	-8.23%	6,481
2014	11.877557	11.953176	0.64%	6,694
2013	9.807182	11.877557	21.11%	7,647
2012	8.690646	9.807182	12.85%	8,014
2011	9.020303	8.690646	-3.65%	3,662
2010	8.361041	9.020303	7.88%	4,157
2009	6.560161	8.361041	27.45%	4,606
2008*	10.000000	6.560161	-34.40%	637
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.453121	15.511380	7.32%	6,236
2016	12.953262	14.453121	11.58%	6,290
2015	14.242671	12.953262	-9.05%	6,471
2014	13.913401	14.242671	2.37%	6,442
2013	12.479263	13.913401	11.49%	6,664
2012	11.321632	12.479263	10.22%	5,883
2011	11.300407	11.321632	0.19%	4,428
2010	10.249637	11.300407	10.25%	3,591
2009	7.724985	10.249637	32.68%	4,942
2008	11.223320	7.724985	-31.17%	1,239

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.954741	29.440301	17.97%	611
2016	21.976001	24.954741	13.55%	639
2015	23.309221	21.976001	-5.72%	667
2014	21.910146	23.309221	6.39%	1,689
2013	17.265403	21.910146	26.90%	2,239
2012	15.760427	17.265403	9.55%	2,419
2011	15.194446	15.760427	3.72%	2,884
2010	12.870931	15.194446	18.05%	3,170
2009	11.209544	12.870931	14.82%	3,957
2008	15.714970	11.209544	-28.67%	5,473
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.645022	37.513491	8.28%	2,577
2016	27.194497	34.645022	27.40%	3,297
2015	30.008931	27.194497	-9.38%	3,535
2014	30.494332	30.008931	-1.59%	4,305
2013	22.874618	30.494332	33.31%	5,627
2012	19.747243	22.874618	15.84%	6,664
2011	20.968819	19.747243	-5.83%	11,981
2010	16.712457	20.968819	25.47%	17,255
2009	13.224120	16.712457	26.38%	21,779
2008	20.177183	13.224120	-34.46%	14,407
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.401248	11.543411	37.40%	8,184
2016	7.310217	8.401248	14.92%	9,247
2015	9.292655	7.310217	-21.33%	9,416
2014*	10.000000	9.292655	-7.07%	9,864
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.360291	22.107857	14.19%	1,962
2016	18.459966	19.360291	4.88%	1,998
2015	20.175705	18.459966	-8.50%	2,000
2014	23.202028	20.175705	-13.04%	887
2013	19.282292	23.202028	20.33%	368
2012	16.667873	19.282292	15.69%	385
2011	19.060655	16.667873	-12.55%	385
2010	17.968563	19.060655	6.08%	385
2009	13.399730	17.968563	34.10%	385
2008	22.969250	13.399730	-41.66%	385
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.114324	9.090652	-0.26%	1,507
2016	9.048141	9.114324	0.73%	1,457
2015	9.662976	9.048141	-6.36%	1,477
2014	9.697542	9.662976	-0.36%	2,460

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.809643	11.964845	10.69%	0
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.791217	9.933364	1.45%	0
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.206544	17.659430	24.30%	584
2016	14.230801	14.206544	-0.17%	615
2015	13.883995	14.230801	2.50%	650
2014	13.117540	13.883995	5.84%	686
2013	9.589447	13.117540	36.79%	723
2012*	10.000000	9.589447	-4.11%	1,158
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.158174	14.762864	12.20%	0
2016	11.882435	13.158174	10.74%	0
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.271673	15.862825	19.52%	2,938
2016	13.485313	13.271673	-1.58%	3,049
2015	13.639549	13.485313	-1.13%	3,123
2014	12.943693	13.639549	5.38%	4,517
2013	9.683468	12.943693	33.67%	7,992
2012*	10.000000	9.683468	-3.17%	9,190
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.887018	14.915146	15.74%	5,776
2016	13.516544	12.887018	-4.66%	5,895
2015	15.071585	13.516544	-10.32%	11,729
2014	16.258919	15.071585	-7.30%	11,743
2013	13.278794	16.258919	22.44%	11,759
2012	11.387526	13.278794	16.61%	12,592
2011	12.540990	11.387526	-9.20%	10,721
2010	11.793245	12.540990	6.34%	5,370
2009*	10.000000	11.793245	17.93%	717

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.058784	12.588347	4.39%	0
2016	10.606145	12.058784	13.70%	0
2015	11.593376	10.606145	-8.52%	0
2014	11.626646	11.593376	-0.29%	3,592
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.860821	15.970106	24.18%	0
2016	12.385199	12.860821	3.84%	0
2015	13.433879	12.385199	-7.81%	0
2014	12.727484	13.433879	5.55%	0
2013	10.010170	12.727484	27.15%	0
2012*	10.000000	10.010170	0.10%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.830064	25.236191	15.60%	0
2016	21.383830	21.830064	2.09%	0
2015	21.764357	21.383830	-1.75%	0
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
2008	14.921164	12.255381	-17.87%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.732570	9.843212	1.14%	0
2016	9.729662	9.732570	0.03%	0
2015*	10.000000	9.729662	-2.70%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.904584	38.041693	27.21%	2,935
2016	29.977540	29.904584	-0.24%	3,060
2015	27.369044	29.977540	9.53%	3,575
2014	25.786819	27.369044	6.14%	3,671
2013	20.134433	25.786819	28.07%	5,492
2012	16.613905	20.134433	21.19%	5,177
2011	18.244750	16.613905	-8.94%	4,251
2010	17.510807	18.244750	4.19%	4,159
2009	12.255874	17.510807	42.88%	5,186
2008	22.492026	12.255874	-45.51%	2,287
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	16.012636	22.707432	41.81%	1,757
2016	14.372584	16.012636	11.41%	1,827
2015	14.036304	14.372584	2.40%	1,867
2014	13.118419	14.036304	7.00%	1,886
2013	9.902057	13.118419	32.48%	1,897
2012*	10.000000	9.902057	-0.98%	5,309

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.205458	28.423350	28.00%	2,017
2016	24.323641	22.205458	-8.71%	2,113
2015	27.258392	24.323641	-10.77%	2,073
2014	31.692977	27.258392	-13.99%	2,556
2013	28.341566	31.692977	11.83%	3,119
2012	25.592595	28.341566	10.74%	4,488
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
2008	38.580923	18.033045	-53.26%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.442430	10.560419	25.09%	0
2016	7.143017	8.442430	18.19%	0
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.966452	16.029715	23.62%	2,061
2016	12.178962	12.966452	6.47%	2,474
2015	12.719544	12.178962	-4.25%	2,567
2014	14.052265	12.719544	-9.48%	2,665
2013	10.169223	14.052265	38.18%	4,938
2012*	10.000000	10.169223	1.69%	914
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.721655	31.833653	14.83%	1,745
2016	24.898953	27.721655	11.34%	2,559
2015	25.685975	24.898953	-3.06%	3,060
2014	23.820115	25.685975	7.83%	3,546
2013	17.952750	23.820115	32.68%	4,601
2012	15.833392	17.952750	13.39%	4,898
2011	16.256404	15.833392	-2.60%	9,157
2010	14.937872	16.256404	8.83%	12,292
2009	12.467076	14.937872	19.82%	19,701
2008	18.944360	12.467076	-34.19%	11,919
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.225177	18.894659	24.10%	1,606
2016	14.983190	15.225177	1.62%	1,606
2015	14.402140	14.983190	4.03%	1,606
2014	14.553727	14.402140	-1.04%	225
2013	11.653050	14.553727	24.89%	433
2012	10.273024	11.653050	13.43%	943
2011	10.688282	10.273024	-3.89%	1,750
2010*	10.000000	10.688282	6.88%	1,189

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.020623	12.561418	25.36%	1,125
2016	9.674986	10.020623	3.57%	1,177
2015*	10.000000	9.674986	-3.25%	1,236
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.099402	12.537914	3.62%	295
2016	11.680061	12.099402	3.59%	295
2015	12.036895	11.680061	-2.96%	295
2014	11.436161	12.036895	5.25%	444
2013	11.755656	11.436161	-2.72%	1,135
2012	11.003070	11.755656	6.84%	1,145
2011	10.667727	11.003070	3.14%	2,106
2010	10.202356	10.667727	4.56%	2,566
2009	9.532302	10.202356	7.03%	2,938
2008	10.879266	9.532302	-12.38%	13,476
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.522470	23.079845	7.24%	0
2016	19.889548	21.522470	8.21%	0
2015	20.568384	19.889548	-3.30%	0
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.200867	10.133063	10.13%	0
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	16.007880	18.409004	15.00%	1,605
2016	14.736950	16.007880	8.62%	1,928
2015	16.223591	14.736950	-9.16%	2,001
2014	16.929575	16.223591	-4.17%	2,077
2013	13.114994	16.929575	29.09%	4,066
2012	10.930588	13.114994	19.98%	745
2011	11.272959	10.930588	-3.04%	3,702
2010*	10.000000	11.272959	12.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.622064	25.066145	6.11%	2,288
2016	20.080778	23.622064	17.64%	2,597
2015	21.475997	20.080778	-6.50%	2,883
2014	19.431838	21.475997	10.52%	2,845
2013	15.081830	19.431838	28.84%	3,297
2012	13.468372	15.081830	11.98%	3,494
2011	13.697071	13.468372	-1.67%	4,158
2010	12.370863	13.697071	10.72%	4,689
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.356105	16.267056	13.31%	103,819
2016	13.459339	14.356105	6.66%	91,192
2015	13.621024	13.459339	-1.19%	95,142
2014	13.258642	13.621024	2.73%	119,407
2013	10.990690	13.258642	20.64%	144,288
2012	9.707105	10.990690	13.22%	129,791
2011	9.828613	9.707105	-1.24%	135,374
2010	8.966848	9.828613	9.61%	155,720
2009	7.425270	8.966848	20.76%	93,846
2008	10.806270	7.425270	-31.29%	21,987
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.719359	10.826425	1.00%	11,659
2016	10.671398	10.719359	0.45%	10,728
2015	10.931131	10.671398	-2.38%	10,639
2014	10.641514	10.931131	2.72%	10,534
2013	11.162660	10.641514	-4.67%	11,551
2012	10.868716	11.162660	2.70%	10,485
2011	10.505524	10.868716	3.46%	9,081
2010	10.129525	10.505524	3.71%	11,742
2009	9.230548	10.129525	9.74%	6,166
2008	10.466687	9.230548	-11.81%	7,734
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.724805	18.871373	28.16%	6,170
2016	15.019315	14.724805	-1.96%	6,560
2015	14.406712	15.019315	4.25%	6,644
2014	14.457887	14.406712	-0.35%	7,254
2013	11.485739	14.457887	25.88%	9,472
2012	9.615008	11.485739	19.46%	10,310
2011	10.834550	9.615008	-11.26%	10,202
2010	9.948218	10.834550	8.91%	11,917
2009	7.179740	9.948218	38.56%	15,984
2008	11.957998	7.179740	-39.96%	16,446

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.311760	19.148626	25.06%	5,512
2016	14.346869	15.311760	6.73%	6,042
2015	13.776670	14.346869	4.14%	6,320
2014	13.028408	13.776670	5.74%	6,947
2013	10.272722	13.028408	26.83%	12,474
2012	8.942733	10.272722	14.87%	14,174
2011	9.588362	8.942733	-6.73%	15,526
2010	8.290539	9.588362	15.65%	16,919
2009	6.105029	8.290539	35.80%	19,397
2008	11.184549	6.105029	-45.42%	27,283
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.566221	16.186356	19.31%	10,860
2016	12.479772	13.566221	8.71%	12,093
2015	12.616898	12.479772	-1.09%	12,552
2014	11.697730	12.616898	7.86%	12,951
2013	8.990572	11.697730	30.11%	15,948
2012	7.849255	8.990572	14.54%	17,938
2011	8.204802	7.849255	-4.33%	19,073
2010	7.555705	8.204802	8.59%	23,624
2009	5.908398	7.555705	27.88%	14,257
2008	9.749596	5.908398	-39.40%	8,506
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.272186	27.953223	15.17%	2,701
2016	21.096566	24.272186	15.05%	3,506
2015	23.062893	21.096566	-8.53%	3,716
2014	21.638154	23.062893	6.58%	3,676
2013	16.343914	21.638154	32.39%	4,844
2012	14.135318	16.343914	15.62%	7,346
2011	14.823207	14.135318	-4.64%	10,513
2010	13.121885	14.823207	12.97%	15,207
2009	10.454779	13.121885	25.51%	22,451
2008	17.019524	10.454779	-38.57%	16,105
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.312181	10.792361	15.90%	0
2016	9.241315	9.312181	0.77%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.861050	20.748474	4.47%	2,141
2016	17.779282	19.861050	11.71%	2,152
2015	18.656443	17.779282	-4.70%	4,492
2014	18.592204	18.656443	0.35%	3,991
2013	17.745673	18.592204	4.77%	264
2012	15.831907	17.745673	12.09%	278
2011	15.583969	15.831907	1.59%	400
2010	14.074796	15.583969	10.72%	494
2009	9.851999	14.074796	42.86%	549
2008	13.982184	9.851999	-29.54%	762

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.345990	16.293593	22.09%	3,312
2016	12.011599	13.345990	11.11%	3,797
2015	12.423731	12.011599	-3.32%	4,878
2014	11.915168	12.423731	4.27%	4,994
2013	8.483640	11.915168	40.45%	6,591
2012	7.421099	8.483640	14.32%	7,060
2011	8.584485	7.421099	-13.55%	13,456
2010	7.603174	8.584485	12.91%	20,598
2009	5.079792	7.603174	49.67%	24,889
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	15.011151	17.386882	15.83%	3,340
2016	13.931710	15.011151	7.75%	4,721
2015	14.297649	13.931710	-2.56%	5,453
2014	13.222171	14.297649	8.13%	5,608
2013	9.752647	13.222171	35.58%	5,924
2012	8.948768	9.752647	8.98%	6,456
2011	9.453736	8.948768	-5.34%	10,216
2010	7.818986	9.453736	20.91%	10,816
2009	6.087288	7.818986	28.45%	24,181
2008*	10.000000	6.087288	-39.13%	28,891
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	12.042402	13.204415	9.65%	6,563
2016	11.597835	12.042402	3.83%	6,563
2015	11.979598	11.597835	-3.19%	6,563
2014	11.738363	11.979598	2.06%	6,563
2013	10.462682	11.738363	12.19%	21,169
2012	9.628146	10.462682	8.67%	6,563
2011	9.973398	9.628146	-3.46%	6,563
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.378948	14.028220	13.32%	220,074
2016	11.787153	12.378948	5.02%	227,349
2015	12.208387	11.787153	-3.45%	237,448
2014	11.916848	12.208387	2.45%	243,570
2013	10.044574	11.916848	18.64%	238,020
2012	9.033388	10.044574	11.19%	217,203
2011	9.561116	9.033388	-5.52%	218,922
2010	8.693971	9.561116	9.97%	239,501
2009	7.155840	8.693971	21.49%	115,994
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.229913	11.687887	4.08%	29,688
2016	10.969941	11.229913	2.37%	30,156
2015	11.293880	10.969941	-2.87%	45,544
2014	11.169368	11.293880	1.11%	46,119
2013	10.878184	11.169368	2.68%	46,654
2012	10.342256	10.878184	5.18%	61,430
2011	10.421908	10.342256	-0.76%	57,801
2010	9.972650	10.421908	4.50%	32,468
2009	9.017623	9.972650	10.59%	5,658
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.418161	11.700181	12.31%	0
2016	10.085979	10.418161	3.29%	0
2015	10.770090	10.085979	-6.35%	0
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.423700	12.015002	15.27%	0
2016	10.029050	10.423700	3.94%	0
2015	10.774906	10.029050	-6.92%	0
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.241457	13.652407	11.53%	69,722
2016	11.719853	12.241457	4.45%	74,367
2015	12.106433	11.719853	-3.19%	77,543
2014	11.831720	12.106433	2.32%	79,095
2013	10.264140	11.831720	15.27%	89,533
2012	9.335399	10.264140	9.95%	108,399
2011	9.767952	9.335399	-4.43%	114,769
2010	8.963277	9.767952	8.98%	134,686
2009	7.511606	8.963277	19.33%	61,367
2008*	10.000000	7.511606	-24.88%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.320440	14.234845	15.54%	1,224
2016	11.702050	12.320440	5.28%	1,510
2015	12.142278	11.702050	-3.63%	1,834
2014	11.867707	12.142278	2.31%	2,165
2013	9.759166	11.867707	21.61%	2,484
2012	8.704464	9.759166	12.12%	2,834
2011	9.331274	8.704464	-6.72%	3,232
2010	8.415919	9.331274	10.88%	3,682
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.857478	12.750318	7.53%	6,132
2016	11.431632	11.857478	3.73%	6,132
2015	11.808623	11.431632	-3.19%	6,132
2014	11.594761	11.808623	1.84%	6,132
2013	10.652325	11.594761	8.85%	6,132
2012	9.893273	10.652325	7.67%	6,132
2011	10.137580	9.893273	-2.41%	22,036
2010	9.501879	10.137580	6.69%	22,036
2009	8.251709	9.501879	15.15%	32,914
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.605378	11.831188	1.95%	1,498
2016	11.294355	11.605378	2.75%	1,612
2015	11.645063	11.294355	-3.01%	1,898
2014	11.368969	11.645063	2.43%	2,035
2013	11.871478	11.368969	-4.23%	2,180
2012	11.288265	11.871478	5.17%	2,290
2011	10.858224	11.288265	3.96%	3,725
2010	10.392365	10.858224	4.48%	4,238
2009	9.780422	10.392365	6.26%	7,468
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.421582	12.613126	1.54%	3,613
2016	12.283974	12.421582	1.12%	3,403
2015	12.619173	12.283974	-2.66%	3,460
2014	12.296182	12.619173	2.63%	3,627
2013	12.829222	12.296182	-4.15%	3,706
2012	12.240525	12.829222	4.81%	3,337
2011	11.795397	12.240525	3.77%	3,178
2010	11.149811	11.795397	5.79%	9,627
2009	9.786216	11.149811	13.93%	17,965
2008*	10.000000	9.786216	-2.14%	2,423
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.751322	13.556088	15.36%	0
2016	10.781102	11.751322	9.00%	0
2015	11.377433	10.781102	-5.24%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.302503	12.590081	11.39%	0
2016	10.618948	11.302503	6.44%	0
2015	11.046898	10.618948	-3.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.230819	33.486076	38.20%	4,272
2016	23.038728	24.230819	5.17%	4,674
2015	28.108133	23.038728	-18.04%	5,221
2014	30.472073	28.108133	-7.76%	5,473
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
2008	48.003108	19.759512	-58.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.523812	11.511763	-0.10%	11,219
2016	11.689619	11.523812	-1.42%	12,027
2015	11.959489	11.689619	-2.26%	12,594
2014	11.688212	11.959489	2.32%	13,079
2013	12.449973	11.688212	-6.12%	13,926
2012	12.346802	12.449973	0.84%	12,757
2011	11.763830	12.346802	4.96%	14,228
2010	11.473635	11.763830	2.53%	15,638
2009	11.418724	11.473635	0.48%	20,293
2008	10.833282	11.418724	5.40%	24,981
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.602538	8.453569	-1.73%	25,979
2016	8.790365	8.602538	-2.14%	32,888
2015	8.983507	8.790365	-2.15%	34,990
2014	9.180892	8.983507	-2.15%	41,726
2013	9.382613	9.180892	-2.15%	53,099
2012	9.589344	9.382613	-2.16%	68,226
2011	9.799448	9.589344	-2.14%	63,920
2010	10.014756	9.799448	-2.15%	55,367
2009	10.230509	10.014756	-2.11%	50,936
2008	10.244899	10.230509	-0.14%	82,084
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.867512	9.783358	24.35%	7,522
2016	7.989281	7.867512	-1.52%	8,665
2015	8.436587	7.989281	-5.30%	9,302
2014	8.684487	8.436587	-2.85%	10,912
2013	7.549373	8.684487	15.04%	6,244
2012	6.696046	7.549373	12.74%	6,427
2011	7.603263	6.696046	-11.93%	6,695
2010	6.876080	7.603263	10.58%	8,712
2009	5.428443	6.876080	26.67%	14,702
2008*	10.000000	5.428443	-45.72%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.666856	10.555272	21.79%	0
2016	8.810672	8.666856	-1.63%	0
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	3,797
2012	7.262970	8.400722	15.67%	3,849
2011	8.516680	7.262970	-14.72%	1,949
2010	8.104100	8.516680	5.09%	1,972
2009	6.439806	8.104100	25.84%	4,640
2008	11.565008	6.439806	-44.32%	15,012
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.297886	27.000150	15.89%	4,325
2016	21.749160	23.297886	7.12%	4,325
2015	22.451176	21.749160	-3.13%	4,879
2014	21.854938	22.451176	2.73%	8,498
2013	17.552359	21.854938	24.51%	8,565
2012	15.477474	17.552359	13.41%	8,996
2011	16.464175	15.477474	-5.99%	11,841
2010	14.678362	16.464175	12.17%	5,141
2009	11.792638	14.678362	24.47%	1,902
2008	19.083119	11.792638	-38.20%	3,906
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	15.032484	16.347581	8.75%	8,804
2016	14.451064	15.032484	4.02%	8,804
2015	14.794290	14.451064	-2.32%	8,804
2014	14.456487	14.794290	2.34%	5,306
2013	13.025523	14.456487	10.99%	5,306
2012	12.170096	13.025523	7.03%	5,306
2011	12.327843	12.170096	-1.28%	5,306
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.341670	19.482920	12.35%	33,382
2016	16.448610	17.341670	5.43%	33,808
2015	16.899940	16.448610	-2.67%	33,804
2014	16.415705	16.899940	2.95%	37,061
2013	14.039375	16.415705	16.93%	37,555
2012	12.782689	14.039375	9.83%	46,337
2011	13.186361	12.782689	-3.06%	43,857
2010	12.028785	13.186361	9.62%	39,215
2009*	10.000000	12.028785	20.29%	30,154

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	13.036782	13.482227	3.42%	19,333
2016	12.777624	13.036782	2.03%	20,637
2015	13.023907	12.777624	-1.89%	21,706
2014	12.811652	13.023907	1.66%	22,617
2013	12.489681	12.811652	2.58%	36,873
2012	12.136632	12.489681	2.91%	37,919
2011	12.049500	12.136632	0.72%	40,593
2010	11.628939	12.049500	3.62%	37,620
2009	10.894700	11.628939	6.74%	27,964
2008	11.847685	10.894700	-8.04%	19,321
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.406707	11.612473	11.59%	0
2016	10.060490	10.406707	3.44%	0
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.463874	11.976515	14.46%	0
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.326645	20.252047	10.51%	32,143
2016	17.479615	18.326645	4.85%	35,648
2015	17.923691	17.479615	-2.48%	36,785
2014	17.415214	17.923691	2.92%	41,890
2013	15.260369	17.415214	14.12%	61,685
2012	14.074710	15.260369	8.42%	62,822
2011	14.389123	14.074710	-2.19%	69,755
2010	13.258157	14.389123	8.53%	84,879
2009	11.373158	13.258157	16.57%	81,386
2008	15.133667	11.373158	-24.85%	65,671
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.197228	24.202485	14.18%	20,013
2016	19.968070	21.197228	6.16%	34,392
2015	20.556890	19.968070	-2.86%	36,219
2014	20.016368	20.556890	2.70%	41,560
2013	16.715505	20.016368	19.75%	46,096
2012	15.017217	16.715505	11.31%	57,023
2011	15.679972	15.017217	-4.23%	53,598
2010	14.201595	15.679972	10.41%	58,252
2009	11.667610	14.201595	21.72%	51,568
2008	17.380205	11.667610	-32.87%	36,621

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.726681	16.807093	6.87%	4,623
2016	15.204169	15.726681	3.44%	4,623
2015	15.543013	15.204169	-2.18%	4,623
2014	15.165754	15.543013	2.49%	9,135
2013	14.026830	15.165754	8.12%	9,135
2012	13.268954	14.026830	5.71%	8,558
2011	13.285812	13.268954	-0.13%	12,058
2010	12.512027	13.285812	6.18%	36,374
2009	11.161635	12.512027	12.10%	61,963
2008	13.426978	11.161635	-16.87%	48,405
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.162481	27.557982	24.35%	3,037
2016	21.919384	22.162481	1.11%	4,117
2015	21.370417	21.919384	2.57%	5,617
2014	20.117464	21.370417	6.23%	7,188
2013	15.085423	20.117464	33.36%	10,838
2012	13.019223	15.085423	15.87%	15,064
2011	13.645142	13.019223	-4.59%	18,071
2010	12.850326	13.645142	6.19%	26,005
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.063345	11.576191	15.03%	0
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.287508	39.979823	13.30%	2,469
2016	29.978156	35.287508	17.71%	2,554
2015	31.433486	29.978156	-4.63%	2,624
2014	29.358496	31.433486	7.07%	3,374
2013	22.550669	29.358496	30.19%	4,181
2012	19.619205	22.550669	14.94%	3,516
2011	20.572894	19.619205	-4.64%	10,135
2010	16.659428	20.572894	23.49%	11,940
2009	12.449566	16.659428	33.82%	14,322
2008	20.025742	12.449566	-37.83%	8,800

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.279389	14.857945	4.05%	3,606
2016	13.430901	14.279389	6.32%	3,445
2015	14.134577	13.430901	-4.98%	3,566
2014	13.905116	14.134577	1.65%	3,720
2013	14.372269	13.905116	-3.25%	4,489
2012	13.085829	14.372269	9.83%	5,205
2011	12.669703	13.085829	3.28%	5,542
2010	11.708373	12.669703	8.21%	4,973
2009	9.620128	11.708373	21.71%	4,158
2008	11.886963	9.620128	-19.07%	3,174
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.494091	11.663081	22.85%	3,173
2016	9.948025	9.494091	-4.56%	5,774
2015	10.233633	9.948025	-2.79%	6,564
2014	10.601854	10.233633	-3.47%	6,492
2013	8.948602	10.601854	18.47%	8,379
2012	7.916925	8.948602	13.03%	8,545
2011	8.952102	7.916925	-11.56%	13,876
2010	8.038841	8.952102	11.36%	13,600
2009	6.035998	8.038841	33.18%	25,305
2008*	10.000000	6.035998	-39.64%	25,624
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.589991	16.295571	19.91%	1,797
2016	13.228809	13.589991	2.73%	2,010
2015	14.283110	13.228809	-7.38%	2,000
2014	16.160982	14.283110	-11.62%	1,920
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
2008	21.181995	11.092494	-47.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.759602	17.487852	27.10%	7,784
2016	13.786714	13.759602	-0.20%	10,163
2015	13.662073	13.786714	0.91%	13,355
2014	12.675861	13.662073	7.78%	14,141
2013	9.637576	12.675861	31.53%	16,736
2012	8.480971	9.637576	13.64%	19,467
2011	8.956444	8.480971	-5.31%	22,365
2010	7.934473	8.956444	12.88%	23,302
2009	6.268781	7.934473	26.57%	15,768
2008*	10.000000	6.268781	-37.31%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.915025	15.572352	11.91%	2,458
2016	12.253720	13.915025	13.56%	2,458
2015	12.968676	12.253720	-5.51%	5,103
2014	12.022173	12.968676	7.87%	5,214
2013	9.099031	12.022173	32.13%	5,459
2012	7.908241	9.099031	15.06%	6,529
2011	8.606015	7.908241	-8.11%	10,267
2010	7.800703	8.606015	10.32%	15,000
2009	6.256962	7.800703	24.67%	28,031
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.852181	17.286053	24.79%	9,351
2016	13.347436	13.852181	3.78%	11,791
2015	13.688071	13.347436	-2.49%	12,241
2014	13.487189	13.688071	1.49%	12,595
2013	9.944282	13.487189	35.63%	16,547
2012	8.865053	9.944282	12.17%	22,559
2011	9.481495	8.865053	-6.50%	21,394
2010	7.661708	9.481495	23.75%	25,495
2009	6.179627	7.661708	23.98%	36,440
2008*	10.000000	6.179627	-38.20%	8,811
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	18.003799	20.055989	11.40%	9,456
2016	15.645570	18.003799	15.07%	11,418
2015	16.464495	15.645570	-4.97%	12,076
2014	14.378908	16.464495	14.50%	11,122
2013	10.830592	14.378908	32.76%	12,875
2012	9.513974	10.830592	13.84%	10,996
2011	9.953671	9.513974	-4.42%	19,224
2010	8.502885	9.953671	17.06%	26,923
2009	6.660337	8.502885	27.66%	35,988
2008*	10.000000	6.660337	-33.40%	18,592
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.684027	26.449070	21.97%	1,843
2016	20.506683	21.684027	5.74%	2,182
2015	20.846898	20.506683	-1.63%	2,182
2014	20.777610	20.846898	0.33%	2,182
2013	14.750783	20.777610	40.86%	2,870
2012	13.330323	14.750783	10.66%	2,917
2011	13.740977	13.330323	-2.99%	8,060
2010	11.224708	13.740977	22.42%	3,027
2009	9.019312	11.224708	24.45%	2,867
2008	17.241595	9.019312	-47.69%	4,162

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	35.341883	37.611412	6.42%	2,170
2016	28.751638	35.341883	22.92%	2,088
2015	31.355557	28.751638	-8.30%	2,132
2014	30.013992	31.355557	4.47%	2,852
2013	21.905542	30.013992	37.02%	3,985
2012	18.609309	21.905542	17.71%	3,086
2011	20.114343	18.609309	-7.48%	4,790
2010	16.253001	20.114343	23.76%	7,043
2009	13.197321	16.253001	23.15%	5,390
2008	19.923089	13.197321	-33.76%	6,310
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.813092	35.240155	10.77%	393
2016	26.529328	31.813092	19.92%	246
2015	27.636056	26.529328	-4.00%	257
2014	28.087212	27.636056	-1.61%	956
2013	20.422430	28.087212	37.53%	1,407
2012	18.114007	20.422430	12.74%	3,462
2011	19.651678	18.114007	-7.82%	6,833
2010	16.069084	19.651678	22.29%	4,817
2009	12.216178	16.069084	31.54%	4,738
2008	20.253200	12.216178	-39.68%	10,807
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.930781	25.805454	17.67%	1,426
2016	20.161635	21.930781	8.77%	2,350
2015	20.469179	20.161635	-1.50%	2,822
2014	18.708276	20.469179	9.41%	2,903
2013	14.618193	18.708276	27.98%	3,101
2012	13.122958	14.618193	11.39%	3,256
2011	13.360187	13.122958	-1.78%	5,895
2010	12.058938	13.360187	10.79%	6,255
2009	9.815428	12.058938	22.86%	14,176
2008	17.180693	9.815428	-42.87%	19,205
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.952559	13.453546	3.87%	2,478
2016	12.349912	12.952559	4.88%	4,017
2015	13.378579	12.349912	-7.69%	4,123
2014	10.631183	13.378579	25.84%	6,064
2013	10.579126	10.631183	0.49%	9,017
2012	9.354492	10.579126	13.09%	10,651
2011	9.006700	9.354492	3.86%	18,227
2010	7.090025	9.006700	27.03%	19,250
2009	5.551826	7.090025	27.71%	14,978
2008*	10.000000	5.551826	-44.48%	336

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.856881	16.437893	18.63%	0
2016	12.711821	13.856881	9.01%	0
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.736599	9.678288	-0.60%	2,506
2016	9.708053	9.736599	0.29%	2,324
2015	9.955337	9.708053	-2.48%	2,320
2014	10.124076	9.955337	-1.67%	2,211
2013	10.335646	10.124076	-2.05%	2,554
2012	10.203793	10.335646	1.29%	1,996
2011	10.293761	10.203793	-0.87%	8,716
2010	10.271377	10.293761	0.22%	13,192
2009	9.800278	10.271377	4.81%	12,645
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.074715	15.726152	11.73%	358
2016	11.899530	14.074715	18.28%	0
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.169760	15.815285	20.09%	5,358
2016	13.309931	13.169760	-1.05%	7,844
2015	14.154944	13.309931	-5.97%	8,123
2014	15.749135	14.154944	-10.12%	7,711
2013	13.402022	15.749135	17.51%	7,440
2012	11.455869	13.402022	16.99%	7,964
2011	13.368509	11.455869	-14.31%	14,527
2010	12.846780	13.368509	4.06%	10,823
2009*	10.000000	12.846780	28.47%	19,399
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.794736	33.879849	21.89%	0
2016	27.268926	27.794736	1.93%	0
2015	27.593644	27.268926	-1.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.364522	9.245398	-1.27%	19,895
2016	9.454441	9.364522	-0.95%	19,533
2015	9.644460	9.454441	-1.97%	19,641
2014	9.796615	9.644460	-1.55%	20,036
2013	9.950491	9.796615	-1.55%	19,983
2012	9.721973	9.950491	2.35%	20,391
2011	9.906396	9.721973	-1.86%	20,855
2010	9.615846	9.906396	3.02%	22,069
2009	8.671443	9.615846	10.89%	12,989
2008	10.236686	8.671443	-15.29%	20,439
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.790012	27.570465	15.89%	1,335
2016	22.128896	23.790012	7.51%	1,390
2015	22.720463	22.128896	-2.60%	1,450
2014	21.035752	22.720463	8.01%	1,514
2013	15.622947	21.035752	34.65%	1,647
2012	14.387365	15.622947	8.59%	299
2011	15.170175	14.387365	-5.16%	299
2010	12.619090	15.170175	20.22%	3,370
2009	9.812617	12.619090	28.60%	432
2008	16.560730	9.812617	-40.75%	3,386
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.352371	36.487717	33.40%	708
2016	27.995705	27.352371	-2.30%	733
2015	27.597404	27.995705	1.44%	759
2014	27.635635	27.597404	-0.14%	1,052
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.832291	10.202280	3.76%	486
2016	9.455343	9.832291	3.99%	486
2015	9.910067	9.455343	-4.59%	486
2014	9.881618	9.910067	0.29%	486
2013	10.135959	9.881618	-2.51%	486
2012*	10.000000	10.135959	1.36%	552
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.879637	27.255184	14.14%	2,270
2016	21.925576	23.879637	8.91%	3,426
2015	21.732156	21.925576	0.89%	3,980
2014	20.117327	21.732156	8.03%	4,231
2013	15.641602	20.117327	28.61%	5,595
2012	13.709058	15.641602	14.10%	6,188
2011	14.053857	13.709058	-2.45%	9,475
2010	12.400019	14.053857	13.34%	10,186
2009	9.900851	12.400019	25.24%	17,954
2008	16.487121	9.900851	-39.95%	21,950
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.853759	38.850959	11.47%	2,471
2016	30.268263	34.853759	15.15%	2,378
2015	32.940791	30.268263	-8.11%	2,423
2014	30.150620	32.940791	9.25%	2,545
2013	21.911475	30.150620	37.60%	4,009
2012	19.031177	21.911475	15.13%	4,222
2011	19.923293	19.031177	-4.48%	5,802
2010	16.545827	19.923293	20.41%	11,674
2009	12.353254	16.545827	33.94%	12,634
2008	20.364636	12.353254	-39.34%	11,349
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.985593	11.078817	10.95%	1,267
2016	9.037994	9.985593	10.48%	1,324
2015	10.171179	9.037994	-11.14%	1,384
2014	10.347613	10.171179	-1.71%	1,448
2013	10.563432	10.347613	-2.04%	1,510
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.559115	10.269002	7.43%	0
2016	8.628477	9.559115	10.79%	0
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.369428	11.236340	8.36%	480
2016	10.297659	10.369428	0.70%	480
2015	11.337415	10.297659	-9.17%	480
2014	11.551762	11.337415	-1.86%	480
2013	12.635348	11.551762	-8.58%	480
2012	12.271629	12.635348	2.96%	1,105
2011	11.567017	12.271629	6.09%	1,145
2010	10.808196	11.567017	7.02%	854
2009*	10.000000	10.808196	8.08%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.720804	10.622304	-0.92%	6,798
2016	10.814584	10.720804	-0.87%	7,633
2015	11.029176	10.814584	-1.95%	11,161
2014	11.187797	11.029176	-1.42%	11,407
2013	11.460232	11.187797	-2.38%	11,660
2012	11.075823	11.460232	3.47%	9,403
2011	11.205585	11.075823	-1.16%	10,002
2010	10.887208	11.205585	2.92%	7,035
2009*	10.000000	10.887208	8.87%	9,139
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.056409	10.067634	0.11%	0
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.260350	10.523997	2.57%	86
2016	10.221099	10.260350	0.38%	90
2015	10.410747	10.221099	-1.82%	94
2014	10.213832	10.410747	1.93%	98
2013	10.657042	10.213832	-4.16%	102
2012	9.946827	10.657042	7.14%	2,821
2011*	10.000000	9.946827	-0.53%	3,694
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.199857	12.00%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.300576	13.194872	28.10%	0
2016*	10.000000	10.300576	3.01%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.576318	19.294003	23.87%	0
2016	16.317992	15.576318	-4.55%	0
2015	16.653242	16.317992	-2.01%	0
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.395179	32.882591	24.58%	4,600
2016	30.210973	26.395179	-12.63%	4,945
2015	27.451477	30.210973	10.05%	5,050
2014	21.378928	27.451477	28.40%	3,275
2013	14.515903	21.378928	47.28%	3,427
2012	11.324843	14.515903	28.18%	4,093
2011	10.484270	11.324843	8.02%	5,643
2010*	10.000000	10.484270	4.84%	1,084

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	38
2015	8.163120	5.301448	-35.06%	58
2014	10.343958	8.163120	-21.08%	68
2013	9.584479	10.343958	7.92%	74
2012*	10.000000	9.584479	-4.16%	1,435
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.589006	7.300200	-3.81%	1,638
2016	5.396459	7.589006	40.63%	1,696
2015	8.287036	5.396459	-34.88%	1,730
2014	10.469426	8.287036	-20.85%	1,748
2013	9.679796	10.469426	8.16%	1,759
2012*	10.000000	9.679796	-3.20%	5,132
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.916936	26.993020	23.16%	1,476
2016	20.786855	21.916936	5.44%	1,278
2015	21.874220	20.786855	-4.97%	1,301
2014	22.782777	21.874220	-3.99%	1,328
2013	15.498174	22.782777	47.00%	1,288
2012	14.683773	15.498174	5.55%	1,384
2011	15.728823	14.683773	-6.64%	1,160
2010	12.679469	15.728823	24.05%	3,915
2009	8.489079	12.679469	49.36%	610

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	24.097098	27.951723	16.00%	0
2016	22.181987	24.097098	8.63%	0
2015	22.361933	22.181987	-0.80%	0
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
2008	17.742577	10.290345	-42.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.896278	39.620386	10.37%	0
2016	29.409928	35.896278	22.05%	0
2015	31.887307	29.409928	-7.77%	0
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	0
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	0
2010	17.343216	21.472153	23.81%	0
2009	12.430721	17.343216	39.52%	0
2008	19.782804	12.430721	-37.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.176507	12.346636	1.40%	0
2016	11.926397	12.176507	2.10%	0
2015	12.503325	11.926397	-4.61%	0
2014	12.376204	12.503325	1.03%	0
2013	13.827122	12.376204	-10.49%	0
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	0
2008	11.295044	10.871059	-3.75%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.879007	26.919219	17.66%	0
2016	20.664518	22.879007	10.72%	0
2015	22.465915	20.664518	-8.02%	0
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
2008	16.739842	10.685450	-36.17%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	25.074214	27.336517	9.02%	0
2016	20.890693	25.074214	20.03%	0
2015	21.703488	20.890693	-3.74%	0
2014	19.091446	21.703488	13.68%	0
2013	15.027459	19.091446	27.04%	0
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	0
2009	9.228892	11.715784	26.95%	0
2008	12.500560	9.228892	-26.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.019587	12.555204	13.94%	0
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.756182	9.848058	0.94%	0
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.145516	1.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.731890	16.102905	9.31%	0
2016	11.490393	14.731890	28.21%	0
2015	12.560631	11.490393	-8.52%	0
2014	12.159997	12.560631	3.29%	0
2013*	10.000000	12.159997	21.60%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	36.975780	40.650274	9.94%	0
2016	30.069101	36.975780	22.97%	0
2015	31.478881	30.069101	-4.48%	0
2014	30.618868	31.478881	2.81%	0
2013	22.248661	30.618868	37.62%	0
2012	19.656053	22.248661	13.19%	0
2011	19.984863	19.656053	-1.65%	0
2010	16.239741	19.984863	23.06%	0
2009	13.281286	16.239741	22.28%	0
2008	19.657546	13.281286	-32.44%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.524121	29.074308	18.55%	0
2016	22.499952	24.524121	9.00%	0
2015	22.808024	22.499952	-1.35%	0
2014	20.619086	22.808024	10.62%	0
2013	16.007451	20.619086	28.81%	0
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	0
2009	10.328190	12.731742	23.27%	0
2008	16.849197	10.328190	-38.70%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.619824	25.614786	24.22%	0
2016	19.587114	20.619824	5.27%	0
2015	20.586423	19.587114	-4.85%	0
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
2008	15.600591	10.722248	-31.27%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.964397	24.285332	21.64%	0
2016	17.477796	19.964397	14.23%	0
2015	18.333417	17.477796	-4.67%	0
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.158862	10.278018	1.17%	0
2016	9.533872	10.158862	6.56%	0
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.777847	13.830828	8.24%	0
2016	13.677333	12.777847	-6.58%	0
2015	14.946789	13.677333	-8.49%	0
2014	15.489160	14.946789	-3.50%	0
2013	13.639611	15.489160	13.56%	0
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	0
2008	16.287932	11.203339	-31.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.546424	12.731249	1.47%	0
2016	12.390267	12.546424	1.26%	0
2015	12.724909	12.390267	-2.63%	0
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
2010	11.282294	11.947988	5.90%	0
2009	9.600863	11.282294	17.51%	0
2008	10.618872	9.600863	-9.59%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.172206	15.635150	10.32%	0
2016	13.769924	14.172206	2.92%	0
2015	14.154772	13.769924	-2.72%	0
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	0
2009	8.846750	10.724769	21.23%	0
2008	12.088438	8.846750	-26.82%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.784772	16.811831	13.71%	0
2016	14.287368	14.784772	3.48%	0
2015	14.676154	14.287368	-2.65%	0
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	0
2011	11.877674	11.472664	-3.41%	0
2010	10.622572	11.877674	11.82%	0
2009	8.449381	10.622572	25.72%	0
2008	12.856848	8.449381	-34.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.500691	18.298109	18.05%	0
2016	14.898763	15.500691	4.04%	0
2015	15.315059	14.898763	-2.72%	0
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
2008	13.377180	8.088554	-39.53%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.150505	15.357782	-4.91%	0
2016	12.368603	16.150505	30.58%	0
2015	15.958734	12.368603	-22.50%	0
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
2010	13.921125	16.223362	16.54%	0
2009	9.645606	13.921125	44.33%	0
2008	21.632225	9.645606	-55.41%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.871799	25.199984	10.18%	0
2016	19.866582	22.871799	15.13%	0
2015	21.212633	19.866582	-6.35%	0
2014	19.994366	21.212633	6.09%	0
2013	15.993367	19.994366	25.02%	0
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	0
2008	17.774541	9.940652	-44.07%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.464077	30.939846	31.86%	0
2016	23.859236	23.464077	-1.66%	0
2015	22.820347	23.859236	4.55%	0
2014	21.018865	22.820347	8.57%	0
2013	15.802459	21.018865	33.01%	0
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0
2008	18.491861	9.528748	-48.47%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.812315	13.031461	1.71%	0
2016	12.538269	12.812315	2.19%	0
2015	12.930203	12.538269	-3.03%	0
2014	12.517818	12.930203	3.29%	0
2013	13.069669	12.517818	-4.22%	0
2012	12.655223	13.069669	3.27%	0
2011	12.088622	12.655223	4.69%	0
2010	11.493027	12.088622	5.18%	0
2009	10.177160	11.493027	12.93%	0
2008	10.779227	10.177160	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.773363	42.174399	17.89%	0
2016	32.679385	35.773363	9.47%	0
2015	33.967851	32.679385	-3.79%	0
2014	32.756258	33.967851	3.70%	0
2013	24.650595	32.756258	32.88%	0
2012	22.002291	24.650595	12.04%	0
2011	25.235136	22.002291	-12.81%	0
2010	20.068370	25.235136	25.75%	0
2009	14.682911	20.068370	36.68%	0
2008	24.860134	14.682911	-40.94%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.949496	24.091890	27.14%	0
2016	20.452099	18.949496	-7.35%	0
2015	20.244873	20.452099	1.02%	0
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.748430	11.924085	1.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	28.961241	33.732199	16.47%	0
2016	27.098385	28.961241	6.87%	0
2015	28.621197	27.098385	-5.32%	0
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0
2008	21.576474	10.278836	-52.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.374513	15.419151	7.27%	0
2016	12.889373	14.374513	11.52%	0
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	0
2010	10.230415	11.273453	10.20%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.778435	29.217416	17.91%	0
2016	21.831856	24.778435	13.50%	0
2015	23.168165	21.831856	-5.77%	0
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	0
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	0
2010	12.825770	15.133402	17.99%	0
2009	11.175941	12.825770	14.76%	0
2008	15.675886	11.175941	-28.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.400270	37.229500	8.22%	0
2016	27.016132	34.400270	27.33%	0
2015	29.827358	27.016132	-9.42%	0
2014	30.325331	29.827358	-1.64%	0
2013	22.759468	30.325331	33.24%	0
2012	19.657896	22.759468	15.78%	0
2011	20.884584	19.657896	-5.87%	0
2010	16.653826	20.884584	25.40%	0
2009	13.184473	16.653826	26.31%	0
2008	20.127009	13.184473	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.389769	11.521772	37.33%	0
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.223479	21.940453	14.13%	0
2016	18.338863	19.223479	4.82%	0
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	0
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.097251	9.069002	-0.31%	0
2016	9.035805	9.097251	0.68%	0
2015	9.654738	9.035805	-6.41%	0
2014	9.694231	9.654738	-0.41%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.172638	17.608313	24.24%	0
2016	14.204079	14.172638	-0.22%	0
2015	13.865012	14.204079	2.45%	0
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.239998	15.816905	19.46%	0
2016	13.459984	13.239998	-1.63%	0
2015	13.620897	13.459984	-1.18%	0
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.836602	14.849239	15.68%	0
2016	13.470536	12.836602	-4.71%	0
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.030071	12.551977	4.34%	0
2016	10.586296	12.030071	13.64%	0
2015	11.577594	10.586296	-8.56%	0
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.830212	15.923990	24.11%	0
2016	12.362025	12.830212	3.79%	0
2015	13.415603	12.362025	-7.85%	0
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.675899	25.045216	15.54%	0
2016	21.243645	21.675899	2.03%	0
2015	21.632737	21.243645	-1.80%	0
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.724293	9.829829	1.09%	0
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.693328	37.753726	27.15%	0
2016	29.780955	29.693328	-0.29%	0
2015	27.203452	29.780955	9.47%	0
2014	25.643905	27.203452	6.08%	0
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	0
2010	17.449390	18.171475	4.14%	0
2009	12.219126	17.449390	42.80%	0
2008	22.436096	12.219126	-45.54%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.974426	22.641715	41.74%	0
2016	14.345600	15.974426	11.35%	0
2015	14.017124	14.345600	2.34%	0
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	22.048542	28.208133	27.94%	0
2016	24.164065	22.048542	-8.75%	0
2015	27.093428	24.164065	-10.81%	0
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.426621	10.535278	25.02%	0
2016	7.133274	8.426621	18.13%	0
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.935593	15.983408	23.56%	0
2016	12.156168	12.935593	6.41%	0
2015	12.702220	12.156168	-4.30%	0
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	0
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.525826	31.592684	14.77%	0
2016	24.735666	27.525826	11.28%	0
2015	25.530576	24.735666	-3.11%	0
2014	23.688108	25.530576	7.78%	0
2013	17.862377	23.688108	32.61%	0
2012	15.761758	17.862377	13.33%	0
2011	16.191113	15.761758	-2.65%	0
2010	14.885481	16.191113	8.77%	0
2009	12.429695	14.885481	19.76%	0
2008	18.897248	12.429695	-34.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.173415	18.820831	24.04%	0
2016	14.939858	15.173415	1.56%	0
2015	14.367827	14.939858	3.98%	0
2014	14.526499	14.367827	-1.09%	0
2013	11.637191	14.526499	24.83%	0
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.011601	12.543730	25.29%	0
2016	9.671201	10.011601	3.52%	0
2015*	10.000000	9.671201	-3.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	12.015186	12.444304	3.57%	0
2016	11.604664	12.015186	3.54%	0
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.369007	22.903598	7.18%	0
2016	19.757797	21.369007	8.15%	0
2015	20.442589	19.757797	-3.35%	0
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.529748	24.955468	6.06%	0
2016	20.012495	23.529748	17.58%	0
2015	21.413917	20.012495	-6.54%	0
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.278020	16.170326	13.25%	0
2016	13.392959	14.278020	6.61%	0
2015	13.560787	13.392959	-1.24%	0
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	0
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.661096	10.762085	0.95%	0
2016	10.618800	10.661096	0.40%	0
2015	10.882810	10.618800	-2.43%	0
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.644726	18.759184	28.10%	0
2016	14.945249	14.644726	-2.01%	0
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.228524	19.034836	24.99%	0
2016	14.276144	15.228524	6.67%	0
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.499339	16.098362	19.25%	0
2016	12.424579	13.499339	8.65%	0
2015	12.567526	12.424579	-1.14%	0
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	24.100666	27.741550	15.11%	0
2016	20.958174	24.100666	14.99%	0
2015	22.923327	20.958174	-8.57%	0
2014	21.518216	22.923327	6.53%	0
2013	16.261624	21.518216	32.33%	0
2012	14.071359	16.261624	15.57%	0
2011	14.763659	14.071359	-4.69%	0
2010	13.075858	14.763659	12.91%	0
2009	10.423428	13.075858	25.45%	0
2008	16.977195	10.423428	-38.60%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.305215	10.778812	15.84%	0
2016	9.239107	9.305215	0.72%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.720750	20.591408	4.41%	0
2016	17.662678	19.720750	11.65%	0
2015	18.543558	17.662678	-4.75%	0
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.287037	16.213362	22.02%	0
2016	11.964625	13.287037	11.05%	0
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.944742	17.301150	15.77%	0
2016	13.877142	14.944742	7.69%	0
2015	14.248936	13.877142	-2.61%	0
2014	13.183866	14.248936	8.08%	0
2013	9.729364	13.183866	35.51%	0
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.989137	13.139320	9.59%	0
2016	11.552426	11.989137	3.78%	0
2015	11.938789	11.552426	-3.24%	0
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.180337	11.630355	4.03%	0
2016	10.927071	11.180337	2.32%	0
2015	11.255488	10.927071	-2.92%	0
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.404204	11.986415	15.21%	0
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.187416	13.585219	11.47%	0
2016	11.674066	12.187416	4.40%	0
2015	12.065292	11.674066	-3.24%	0
2014	11.797543	12.065292	2.27%	0
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.554078	11.772897	1.89%	0
2016	11.250161	11.554078	2.70%	0
2015	11.605431	11.250161	-3.06%	0
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	0
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.729324	13.523827	15.30%	0
2016	10.766406	11.729324	8.94%	0
2015	11.367732	10.766406	-5.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.281344	12.560096	11.34%	0
2016	10.604477	11.281344	6.38%	0
2015	11.037483	10.604477	-3.92%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	24.059605	33.232551	38.13%	0
2016	22.887585	24.059605	5.12%	0
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.442373	11.424597	-0.16%	0
2016	11.612923	11.442373	-1.47%	0
2015	11.887106	11.612923	-2.31%	0
2014	11.623414	11.887106	2.27%	0
2013	12.387283	11.623414	-6.17%	0
2012	12.290923	12.387283	0.78%	0
2011	11.716553	12.290923	4.90%	0
2010	11.433372	11.716553	2.48%	0
2009	11.384473	11.433372	0.43%	0
2008	10.806310	11.384473	5.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.541581	8.389389	-1.78%	0
2016	8.732526	8.541581	-2.19%	0
2015	8.928965	8.732526	-2.20%	0
2014	9.129818	8.928965	-2.20%	0
2013	9.335189	9.129818	-2.20%	0
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	0
2010	9.979424	9.759894	-2.20%	0
2009	10.199628	9.979424	-2.16%	0
2008	10.219198	10.199628	-0.19%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.832740	9.735160	24.29%	0
2016	7.958021	7.832740	-1.57%	0
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.619715	10.492515	21.73%	0
2016	8.767220	8.619715	-1.68%	0
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	23.133284	26.795735	15.83%	0
2016	21.606498	23.133284	7.07%	0
2015	22.315306	21.606498	-3.18%	0
2014	21.733789	22.315306	2.68%	0
2013	17.463989	21.733789	24.45%	0
2012	15.407437	17.463989	13.35%	0
2011	16.398041	15.407437	-6.04%	0
2010	14.626875	16.398041	12.11%	0
2009	11.757277	14.626875	24.41%	0
2008	19.035645	11.757277	-38.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.973679	16.275337	8.69%	0
2016	14.401864	14.973679	3.97%	0
2015	14.751467	14.401864	-2.37%	0
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.944610	13.380071	3.36%	0
2016	12.693762	12.944610	1.98%	0
2015	12.945045	12.693762	-1.94%	0
2014	12.740586	12.945045	1.60%	0
2013	12.426751	12.740586	2.53%	0
2012	12.081680	12.426751	2.86%	0
2011	12.001071	12.081680	0.67%	0
2010	11.588123	12.001071	3.56%	0
2009	10.862009	11.588123	6.68%	0
2008	11.818178	10.862009	-8.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.197202	20.098750	10.45%	0
2016	17.365008	18.197202	4.79%	0
2015	17.815286	17.365008	-2.53%	0
2014	17.318724	17.815286	2.87%	0
2013	15.183567	17.318724	14.06%	0
2012	14.011054	15.183567	8.37%	0
2011	14.331351	14.011054	-2.23%	0
2010	13.211670	14.331351	8.47%	0
2009	11.339064	13.211670	16.51%	0
2008	15.096021	11.339064	-24.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	21.047488	24.019270	14.12%	0
2016	19.837104	21.047488	6.10%	0
2015	20.432495	19.837104	-2.91%	0
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	0
2012	14.949262	16.631340	11.25%	0
2011	15.616983	14.949262	-4.28%	0
2010	14.151761	15.616983	10.35%	0
2009	11.632622	14.151761	21.66%	0
2008	17.336966	11.632622	-32.90%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.615578	16.679858	6.82%	5,716
2016	15.104456	15.615578	3.38%	5,716
2015	15.448958	15.104456	-2.23%	5,716
2014	15.081694	15.448958	2.44%	5,716
2013	13.956215	15.081694	8.06%	5,716
2012	13.208920	13.956215	5.66%	5,716
2011	13.232452	13.208920	-0.18%	5,716
2010	12.468141	13.232452	6.13%	5,716
2009	11.128173	12.468141	12.04%	5,716
2008	13.393572	11.128173	-16.91%	5,716
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	22.075842	27.436272	24.28%	0
2016	21.844833	22.075842	1.06%	0
2015	21.308616	21.844833	2.52%	0
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	0
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.050684	11.555730	14.97%	0
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	35.038227	39.677188	13.24%	0
2016	29.781555	35.038227	17.65%	0
2015	31.243306	29.781555	-4.68%	0
2014	29.195791	31.243306	7.01%	0
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	0
2010	16.600993	20.490280	23.43%	0
2009	12.412237	16.600993	33.75%	0
2008	19.975938	12.412237	-37.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.178489	14.745438	4.00%	0
2016	13.342799	14.178489	6.26%	0
2015	14.049031	13.342799	-5.03%	0
2014	13.828018	14.049031	1.60%	0
2013	14.299888	13.828018	-3.30%	0
2012	13.026591	14.299888	9.77%	0
2011	12.618769	13.026591	3.23%	0
2010	11.667273	12.618769	8.16%	0
2009	9.591260	11.667273	21.64%	0
2008	11.857361	9.591260	-19.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.452097	11.605574	22.78%	0
2016	9.909075	9.452097	-4.61%	0
2015	10.198779	9.909075	-2.84%	0
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.495354	16.173849	19.85%	0
2016	13.143383	13.495354	2.68%	0
2015	14.198122	13.143383	-7.43%	0
2014	16.073054	14.198122	-11.67%	0
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.698808	17.401723	27.03%	0
2016	13.732808	13.698808	-0.25%	0
2015	13.615611	13.732808	0.86%	0
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.853496	15.495600	11.85%	0
2016	12.205760	13.853496	13.50%	0
2015	12.924536	12.205760	-5.56%	0
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.791009	17.200963	24.73%	0
2016	13.295271	13.791009	3.73%	0
2015	13.641543	13.295271	-2.54%	0
2014	13.448209	13.641543	1.44%	0
2013	9.920609	13.448209	35.56%	0
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.924226	19.957170	11.34%	0
2016	15.584364	17.924226	15.01%	0
2015	16.408460	15.584364	-5.02%	0
2014	14.337307	16.408460	14.45%	0
2013	10.804765	14.337307	32.69%	0
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.530813	26.248820	21.91%	0
2016	20.372175	21.530813	5.69%	0
2015	20.720754	20.372175	-1.68%	0
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
2008	17.198738	8.992275	-47.72%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	35.092208	37.326683	6.37%	0
2016	28.563064	35.092208	22.86%	0
2015	31.165846	28.563064	-8.35%	0
2014	29.847658	31.165846	4.42%	0
2013	21.795270	29.847658	36.95%	0
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0
2008	19.873522	13.157737	-33.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.588308	34.973333	10.72%	0
2016	26.355306	31.588308	19.86%	0
2015	27.468815	26.355306	-4.05%	0
2014	27.931512	27.468815	-1.66%	0
2013	20.319595	27.931512	37.46%	0
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
2008	20.202825	12.179554	-39.71%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.775801	25.610049	17.61%	0
2016	20.029362	21.775801	8.72%	0
2015	20.345283	20.029362	-1.55%	0
2014	18.604547	20.345283	9.36%	0
2013	14.544570	18.604547	27.91%	0
2012	13.063558	14.544570	11.34%	0
2011	13.306493	13.063558	-1.83%	0
2010	12.016606	13.306493	10.73%	0
2009	9.785982	12.016606	22.79%	0
2008	17.137937	9.785982	-42.90%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.895310	13.387266	3.81%	0
2016	12.301583	12.895310	4.83%	0
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.830972	16.398798	18.57%	0
2016	12.694507	13.830972	8.95%	0
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.693589	9.630625	-0.65%	0
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.048382	15.688724	11.68%	0
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.118240	15.745391	20.03%	0
2016	13.264625	13.118240	-1.10%	0
2015	14.113984	13.264625	-6.02%	0
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.596634	33.621234	21.83%	0
2016	27.088378	27.596634	1.88%	0
2015	27.424968	27.088378	-1.23%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.298302	9.175341	-1.32%	0
2016	9.392379	9.298302	-1.00%	0
2015	9.586051	9.392379	-2.02%	0
2014	9.742269	9.586051	-1.60%	0
2013	9.900358	9.742269	-1.60%	0
2012	9.677955	9.900358	2.30%	0
2011	9.866572	9.677955	-1.91%	0
2010	9.582086	9.866572	2.97%	0
2009	8.645410	9.582086	10.83%	0
2008	10.211189	8.645410	-15.33%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.624367	27.364573	15.83%	0
2016	21.986013	23.624367	7.45%	0
2015	22.585310	21.986013	-2.65%	0
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
2010	12.576121	15.110806	20.15%	0
2009	9.784205	12.576121	28.53%	0
2008	16.521247	9.784205	-40.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	27.159120	36.211469	33.33%	0
2016	27.812084	27.159120	-2.35%	0
2015	27.430424	27.812084	1.39%	0
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.811315	10.175332	3.71%	0
2016	9.439986	9.811315	3.93%	0
2015	9.899039	9.439986	-4.64%	0
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.710936	27.048855	14.08%	0
2016	21.781778	23.710936	8.86%	0
2015	21.600670	21.781778	0.84%	0
2014	20.005831	21.600670	7.97%	0
2013	15.562853	20.005831	28.55%	0
2012	13.647025	15.562853	14.04%	0
2011	13.997406	13.647025	-2.50%	0
2010	12.356512	13.997406	13.28%	0
2009	9.871159	12.356512	25.18%	0
2008	16.446107	9.871159	-39.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.607526	38.556841	11.41%	0
2016	30.069747	34.607526	15.09%	0
2015	32.741484	30.069747	-8.16%	0
2014	29.983512	32.741484	9.20%	0
2013	21.801155	29.983512	37.53%	0
2012	18.945064	21.801155	15.08%	0
2011	19.843257	18.945064	-4.53%	0
2010	16.487767	19.843257	20.35%	0
2009	12.316200	16.487767	33.87%	0
2008	20.313975	12.316200	-39.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.961806	11.046796	10.89%	0
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.541197	10.244531	7.37%	0
2016	8.616697	9.541197	10.73%	0
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.678860	10.575347	-0.97%	0
2016	10.777766	10.678860	-0.92%	0
2015	10.997248	10.777766	-2.00%	0
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.052970	10.059054	0.06%	0
2016*	10.000000	10.052970	0.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.230704	10.488242	2.52%	0
2016	10.196770	10.230704	0.33%	0
2015	10.391266	10.196770	-1.87%	0
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	0
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.196064	11.96%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.298166	13.185066	28.03%	0
2016*	10.000000	10.298166	2.98%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.467894	19.149942	23.80%	0
2016	16.212670	15.467894	-4.59%	0
2015	16.554223	16.212670	-2.06%	0
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.305472	32.754156	24.51%	0
2016	30.123660	26.305472	-12.68%	0
2015	27.386120	30.123660	10.00%	0
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.570903	7.279077	-3.85%	0
2016	5.386327	7.570903	40.56%	0
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.781555	26.812636	23.10%	0
2016	20.668980	21.781555	5.38%	0
2015	21.761296	20.668980	-5.02%	0
2014	22.676759	21.761296	-4.04%	0
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.962067	12.251043	11.76%	0
2016	10.848509	10.962067	1.05%	0
2015	11.244424	10.848509	-3.52%	0
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.926772	27.740009	15.94%	0
2016	22.036432	23.926772	8.58%	0
2015	22.226564	22.036432	-0.86%	0
2014	20.805279	22.226564	6.83%	0
2013	15.813563	20.805279	31.57%	0
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	0
2009	10.259472	12.069326	17.64%	0
2008	17.698426	10.259472	-42.03%	203
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.642546	39.320287	10.32%	0
2016	29.216938	35.642546	21.99%	0
2015	31.694266	29.216938	-7.82%	0
2014	29.761369	31.694266	6.49%	0
2013	22.120795	29.761369	34.54%	0
2012	19.102982	22.120795	15.80%	0
2011	21.385861	19.102982	-10.67%	0
2010	17.282343	21.385861	23.74%	0
2009	12.393425	17.282343	39.45%	0
2008	19.733575	12.393425	-37.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.089660	12.252314	1.35%	0
2016	11.847379	12.089660	2.05%	0
2015	12.426837	11.847379	-4.66%	0
2014	12.306787	12.426837	0.98%	0
2013	13.756602	12.306787	-10.54%	0
2012	13.106022	13.756602	4.96%	7,083
2011	11.997664	13.106022	9.24%	8,099
2010	11.676054	11.997664	2.75%	8,895
2009	10.837755	11.676054	7.73%	9,705
2008	11.266200	10.837755	-3.80%	4,141

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.717225	26.715249	17.60%	0
2016	20.528868	22.717225	10.66%	0
2015	22.329856	20.528868	-8.07%	0
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.925166	27.160180	8.97%	0
2016	20.777100	24.925166	19.96%	0
2015	21.596512	20.777100	-3.79%	0
2014	19.007056	21.596512	13.62%	0
2013	14.968686	19.007056	26.98%	0
2012	13.175924	14.968686	13.61%	0
2011	13.593186	13.175924	-3.07%	0
2010	11.687865	13.593186	16.30%	0
2009	9.211612	11.687865	26.88%	397
2008	12.483546	9.211612	-26.21%	1,041
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.010215	12.538133	13.88%	0
2016	9.704438	11.010215	13.46%	0
2015*	10.000000	9.704438	-2.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.258604	15.849484	11.16%	0
2016	14.051223	14.258604	1.48%	0
2015	14.520049	14.051223	-3.23%	0
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.142078	1.42%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.704302	16.064554	9.25%	0
2016	11.474725	14.704302	28.15%	0
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	36.714343	40.342279	9.88%	0
2016	29.871721	36.714343	22.91%	0
2015	31.288254	29.871721	-4.53%	0
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	0
2012	19.567037	22.136555	13.13%	0
2011	19.904520	19.567037	-1.70%	0
2010	16.182730	19.904520	23.00%	0
2009	13.241435	16.182730	22.21%	0
2008	19.608616	13.241435	-32.47%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.350731	28.854046	18.49%	0
2016	22.352272	24.350731	8.94%	0
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	222
2012	14.110692	15.926800	12.87%	222
2011	14.204638	14.110692	-0.66%	222
2010	12.687047	14.204638	11.96%	222
2009	10.297195	12.687047	23.21%	5,213
2008	16.807245	10.297195	-38.73%	13,373
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.474093	25.420801	24.16%	0
2016	19.458598	20.474093	5.22%	0
2015	20.461823	19.458598	-4.90%	0
2014	19.413353	20.461823	5.40%	0
2013	16.436907	19.413353	18.11%	0
2012	15.268266	16.436907	7.65%	0
2011	14.363631	15.268266	6.30%	0
2010	12.772412	14.363631	12.46%	3,039
2009	10.690091	12.772412	19.48%	7,132
2008	15.561767	10.690091	-31.31%	8,344

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.823238	24.101328	21.58%	0
2016	17.363077	19.823238	14.17%	0
2015	18.222401	17.363077	-4.72%	0
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.139849	10.253552	1.12%	0
2016	9.520869	10.139849	6.50%	0
2015	9.837634	9.520869	-3.22%	0
2014	10.006804	9.837634	-1.69%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.687485	13.726013	8.19%	0
2016	13.587536	12.687485	-6.62%	0
2015	14.856271	13.587536	-8.54%	0
2014	15.403230	14.856271	-3.55%	0
2013	13.570884	15.403230	13.50%	0
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
2010	12.366767	13.661197	10.47%	0
2009	11.169701	12.366767	10.72%	0
2008	16.247344	11.169701	-31.25%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.457780	12.634852	1.42%	0
2016	12.309011	12.457780	1.21%	0
2015	12.647922	12.309011	-2.68%	0
2014	12.499943	12.647922	1.18%	360
2013	12.692419	12.499943	-1.52%	360
2012	11.864524	12.692419	6.98%	360
2011	11.900010	11.864524	-0.30%	360
2010	11.242732	11.900010	5.85%	1,237
2009	9.572078	11.242732	17.45%	2,196
2008	10.592451	9.572078	-9.63%	6,434

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.087919	15.534251	10.27%	0
2016	13.695016	14.087919	2.87%	0
2015	14.084973	13.695016	-2.77%	0
2014	13.826916	14.084973	1.87%	0
2013	12.496093	13.826916	10.65%	0
2012	11.457282	12.496093	9.07%	0
2011	11.770734	11.457282	-2.66%	0
2010	10.699212	11.770734	10.01%	0
2009	8.830182	10.699212	21.17%	0
2008	12.071974	8.830182	-26.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.696885	16.703383	13.65%	0
2016	14.209675	14.696885	3.43%	0
2015	14.603822	14.209675	-2.70%	0
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	0
2010	10.597275	11.843328	11.76%	0
2009	8.433561	10.597275	25.66%	493
2008	12.839348	8.433561	-34.31%	493
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.408471	18.179977	17.99%	0
2016	14.817686	15.408471	3.99%	0
2015	15.239512	14.817686	-2.77%	0
2014	14.884300	15.239512	2.39%	0
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	44,247
2008	13.358960	8.073400	-39.57%	44,247
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	16.054360	15.258575	-4.96%	0
2016	12.301249	16.054360	30.51%	0
2015	15.879962	12.301249	-22.54%	0
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.710052	25.009014	10.12%	0
2016	19.736154	22.710052	15.07%	0
2015	21.084141	19.736154	-6.39%	0
2014	19.883423	21.084141	6.04%	687
2013	15.912756	19.883423	24.95%	1,710
2012	13.907849	15.912756	14.42%	1,710
2011	14.134775	13.907849	-1.61%	1,779
2010	12.582852	14.134775	12.33%	5,395
2009	9.910802	12.582852	26.96%	7,062
2008	17.730262	9.910802	-44.10%	19,394
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.298188	30.705462	31.79%	0
2016	23.702647	23.298188	-1.71%	0
2015	22.682172	23.702647	4.50%	0
2014	20.902287	22.682172	8.52%	0
2013	15.722839	20.902287	32.94%	768
2012	14.060446	15.722839	11.82%	768
2011	14.388086	14.060446	-2.28%	768
2010	11.883344	14.388086	21.08%	1,171
2009	9.500149	11.883344	25.09%	2,970
2008	18.445836	9.500149	-48.50%	8,631
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.721701	12.932702	1.66%	0
2016	12.455947	12.721701	2.13%	0
2015	12.851874	12.455947	-3.08%	0
2014	12.448350	12.851874	3.24%	0
2013	13.003797	12.448350	-4.27%	0
2012	12.597898	13.003797	3.22%	0
2011	12.039999	12.597898	4.63%	0
2010	11.452646	12.039999	5.13%	2,510
2009	10.146594	11.452646	12.87%	4,467
2008	10.752353	10.146594	-5.63%	6,544
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.520446	41.854894	17.83%	0
2016	32.464898	35.520446	9.41%	0
2015	33.762181	32.464898	-3.84%	0
2014	32.574588	33.762181	3.65%	2,033
2013	24.526407	32.574588	32.81%	2,435
2012	21.902676	24.526407	11.98%	2,435
2011	25.133719	21.902676	-12.86%	2,728
2010	19.997935	25.133719	25.68%	6,323
2009	14.638868	19.997935	36.61%	11,374
2008	24.798281	14.638868	-40.97%	24,945

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.815558	23.909411	27.07%	0
2016	20.317893	18.815558	-7.39%	0
2015	20.122326	20.317893	0.97%	0
2014	22.448131	20.122326	-10.36%	0
2013	17.642393	22.448131	27.24%	0
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
2009	13.636359	16.824522	23.38%	0
2008	24.894580	13.636359	-45.22%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.726459	11.895725	1.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	28.756491	33.476657	16.41%	0
2016	26.920523	28.756491	6.82%	0
2015	28.447895	26.920523	-5.37%	0
2014	27.323170	28.447895	4.12%	2,049
2013	21.470929	27.323170	27.26%	2,049
2012	17.287432	21.470929	24.20%	2,049
2011	19.441794	17.287432	-11.08%	2,049
2010	15.742579	19.441794	23.50%	3,582
2009	10.247984	15.742579	53.62%	5,561
2008	21.522738	10.247984	-52.39%	7,695
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	12.041912	13.181871	9.47%	0
2016	10.883761	12.041912	10.64%	0
2015	11.871983	10.883761	-8.32%	0
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.296369	15.327523	7.21%	0
2016	12.825833	14.296369	11.47%	0
2015	14.116993	12.825833	-9.15%	0
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	7,255
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	827
2009	7.703927	10.211260	32.55%	974
2008	11.204194	7.703927	-31.24%	2,807

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.603308	28.996140	17.85%	0
2016	21.688609	24.603308	13.44%	0
2015	23.027922	21.688609	-5.82%	0
2014	21.667871	23.027922	6.28%	719
2013	17.091933	21.667871	26.77%	1,030
2012	15.618081	17.091933	9.44%	1,621
2011	15.072574	15.618081	3.62%	2,162
2010	12.780751	15.072574	17.93%	5,783
2009	11.142412	12.780751	14.70%	8,682
2008	15.636875	11.142412	-28.74%	20,389
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	34.157112	36.947500	8.17%	0
2016	26.838841	34.157112	27.27%	0
2015	29.646787	26.838841	-9.47%	0
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	0
2012	19.568913	22.644824	15.72%	0
2011	20.800674	19.568913	-5.92%	0
2010	16.595382	20.800674	25.34%	0
2009	13.144924	16.595382	26.25%	156
2008	20.076917	13.144924	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.378328	11.500194	37.26%	0
2016	7.297715	8.378328	14.81%	0
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	19.087560	21.774212	14.08%	0
2016	18.218494	19.087560	4.77%	0
2015	19.932174	18.218494	-8.60%	0
2014	22.945436	19.932174	-13.13%	0
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.080213	9.047405	-0.36%	0
2016	9.023484	9.080213	0.63%	0
2015	9.646505	9.023484	-6.46%	0
2014	9.690920	9.646505	-0.46%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.758200	11.895777	10.57%	0
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.754570	9.886095	1.35%	0
2016	10.026981	9.754570	-2.72%	0
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.138799	17.557322	24.18%	0
2016	14.177390	14.138799	-0.27%	0
2015	13.846039	14.177390	2.39%	0
2014	13.095060	13.846039	5.73%	0
2013	9.582796	13.095060	36.65%	1,004
2012*	10.000000	9.582796	-4.17%	1,004
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.095592	14.677691	12.08%	0
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.208381	15.771089	19.40%	0
2016	13.434699	13.208381	-1.68%	0
2015	13.602270	13.434699	-1.23%	0
2014	12.921521	13.602270	5.27%	712
2013	9.676761	12.921521	33.53%	712
2012*	10.000000	9.676761	-3.23%	1,649
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.786396	14.783618	15.62%	0
2016	13.424690	12.786396	-4.75%	0
2015	14.984494	13.424690	-10.41%	0
2014	16.181516	14.984494	-7.40%	0
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	6,328

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	12.001432	12.515705	4.29%	0
2016	10.566473	12.001432	13.58%	0
2015	11.561823	10.566473	-8.61%	0
2014	11.606867	11.561823	-0.39%	0
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.799632	15.877932	24.05%	0
2016	12.338849	12.799632	3.73%	0
2015	13.397299	12.338849	-7.90%	0
2014	12.705810	13.397299	5.44%	0
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.522611	24.855429	15.49%	0
2016	21.104174	21.522611	1.98%	0
2015	21.501705	21.104174	-1.85%	0
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
2008	14.846990	12.181978	-17.95%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.716010	9.816452	1.03%	0
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.483311	37.467609	27.08%	0
2016	29.585397	29.483311	-0.35%	0
2015	27.038648	29.585397	9.42%	0
2014	25.501584	27.038648	6.03%	0
2013	19.932075	25.501584	27.94%	0
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
2010	17.388066	18.098364	4.08%	0
2009	12.182412	17.388066	42.73%	0
2008	22.380155	12.182412	-45.57%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.936271	22.576146	41.67%	0
2016	14.318638	15.936271	11.30%	0
2015	13.997930	14.318638	2.29%	0
2014	13.095940	13.997930	6.89%	0
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.892649	27.994418	27.87%	0
2016	24.005455	21.892649	-8.80%	0
2015	26.929375	24.005455	-10.86%	0
2014	31.342505	26.929375	-14.08%	0
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.410840	10.510188	24.96%	0
2016	7.123546	8.410840	18.07%	0
2015	9.115994	7.123546	-21.86%	0
2014	9.779381	9.115994	-6.78%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.904776	15.937209	23.50%	0
2016	12.133394	12.904776	6.36%	0
2015	12.684918	12.133394	-4.35%	0
2014	14.028356	12.684918	-9.58%	0
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.331246	31.353373	14.72%	0
2016	24.573342	27.331246	11.22%	0
2015	25.376008	24.573342	-3.16%	0
2014	23.556736	25.376008	7.72%	0
2013	17.772394	23.556736	32.55%	185
2012	15.690399	17.772394	13.27%	185
2011	16.126041	15.690399	-2.70%	644
2010	14.833232	16.126041	8.72%	3,309
2009	12.392403	14.833232	19.70%	4,744
2008	18.850203	12.392403	-34.26%	5,868
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.121849	18.747311	23.97%	0
2016	14.896670	15.121849	1.51%	0
2015	14.333619	14.896670	3.93%	0
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	10.002579	12.526039	25.23%	0
2016	9.667418	10.002579	3.47%	0
2015*	10.000000	9.667418	-3.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.931536	12.351369	3.52%	0
2016	11.529748	11.931536	3.48%	0
2015	11.894141	11.529748	-3.06%	0
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	211
2012	10.906004	11.640009	6.73%	211
2011	10.584401	10.906004	3.04%	287
2010	10.133021	10.584401	4.45%	4,181
2009	9.477206	10.133021	6.92%	5,191
2008	10.827458	9.477206	-12.47%	7,338
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.216661	22.728723	7.13%	0
2016	19.626943	21.216661	8.10%	0
2015	20.317588	19.626943	-3.40%	0
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.185199	10.105496	10.02%	0
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.437700	24.845171	6.01%	0
2016	19.944374	23.437700	17.52%	0
2015	21.351945	19.944374	-6.59%	0
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	387
2012	13.431733	15.025393	11.86%	387
2011	13.673759	13.431733	-1.77%	387
2010	12.362426	13.673759	10.61%	387
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.200352	16.074177	13.20%	0
2016	13.326893	14.200352	6.55%	0
2015	13.500802	13.326893	-1.29%	0
2014	13.155061	13.500802	2.63%	0
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	3,970
2008	10.787854	7.405025	-31.36%	3,970
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.603096	10.698086	0.90%	0
2016	10.566422	10.603096	0.35%	0
2015	10.834683	10.566422	-2.48%	0
2014	10.558416	10.834683	2.62%	0
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.565075	18.647659	28.03%	0
2016	14.871536	14.565075	-2.06%	0
2015	14.279546	14.871536	4.15%	0
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.145633	18.921582	24.93%	0
2016	14.205683	15.145633	6.62%	0
2015	13.655045	14.205683	4.03%	0
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	838
2009	6.088358	8.259444	35.66%	987
2008	11.165468	6.088358	-45.47%	1,845
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.432823	16.010878	19.19%	0
2016	12.369650	13.432823	8.60%	0
2015	12.518367	12.369650	-1.19%	0
2014	11.618251	12.518367	7.75%	0
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.930210	27.531303	15.05%	0
2016	20.820558	23.930210	14.94%	0
2015	22.784456	20.820558	-8.62%	0
2014	21.398796	22.784456	6.48%	0
2013	16.179644	21.398796	32.26%	0
2012	14.007587	16.179644	15.51%	0
2011	14.704272	14.007587	-4.74%	223
2010	13.029918	14.704272	12.85%	1,520
2009	10.392120	13.029918	25.38%	4,467
2008	16.934889	10.392120	-38.63%	11,985
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.298223	10.765219	15.78%	0
2016	9.236887	9.298223	0.66%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.581368	20.435457	4.36%	0
2016	17.546790	19.581368	11.60%	0
2015	18.431324	17.546790	-4.80%	0
2014	18.386657	18.431324	0.24%	0
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.228247	16.133404	21.96%	0
2016	11.917764	13.228247	11.00%	0
2015	12.339291	11.917764	-3.42%	0
2014	11.846296	12.339291	4.16%	0
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0
2010	7.590196	8.561080	12.79%	0
2009	5.076314	7.590196	49.52%	0
2008*	10.000000	5.076314	-49.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.878691	17.215899	15.71%	0
2016	13.822869	14.878691	7.64%	0
2015	14.200465	13.822869	-2.66%	0
2014	13.145734	14.200465	8.02%	0
2013	9.706187	13.145734	35.44%	0
2012	8.915278	9.706187	8.87%	0
2011	9.427969	8.915278	-5.44%	0
2010	7.805641	9.427969	20.78%	0
2009	6.083121	7.805641	28.32%	694
2008*	10.000000	6.083121	-39.17%	2,375
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.248890	14.344867	17.11%	0
2016	11.562949	12.248890	5.93%	0
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.936142	13.074573	9.54%	0
2016	11.507225	11.936142	3.73%	0
2015	11.898168	11.507225	-3.29%	0
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.269743	13.890306	13.21%	0
2016	11.695095	12.269743	4.91%	0
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.130920	11.573049	3.97%	0
2016	10.884327	11.130920	2.27%	0
2015	11.217196	10.884327	-2.97%	0
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.379157	11.644509	12.19%	0
2016	10.058488	10.379157	3.19%	0
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.384718	11.957875	15.15%	0
2016	10.001729	10.384718	3.83%	0
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.133499	13.518208	11.41%	0
2016	11.628348	12.133499	4.34%	0
2015	12.024199	11.628348	-3.29%	0
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.211782	14.094945	15.42%	0
2016	11.610676	12.211782	5.18%	0
2015	12.059799	11.610676	-3.72%	0
2014	11.799144	12.059799	2.21%	0
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	7,783
2009	6.790204	8.401560	23.73%	7,783
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.752928	12.625014	7.42%	0
2016	11.342399	11.752928	3.62%	0
2015	11.728425	11.342399	-3.29%	0
2014	11.527800	11.728425	1.74%	0
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.503048	11.714932	1.84%	0
2016	11.206184	11.503048	2.65%	0
2015	11.565974	11.206184	-3.11%	0
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	0
2012	11.246092	11.815009	5.06%	0
2011	10.828681	11.246092	3.85%	0
2010	10.374687	10.828681	4.38%	0
2009	9.773762	10.374687	6.15%	155
2008*	10.000000	9.773762	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.707345	13.491596	15.24%	0
2016	10.751716	11.707345	8.89%	0
2015	11.358040	10.751716	-5.34%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.260220	12.530194	11.28%	0
2016	10.590019	11.260220	6.33%	0
2015	11.028073	10.590019	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.889527	32.980836	38.06%	0
2016	22.737375	23.889527	5.07%	0
2015	27.768878	22.737375	-18.12%	0
2014	30.135104	27.768878	-7.85%	0
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.361510	11.338074	-0.21%	0
2016	11.536740	11.361510	-1.52%	0
2015	11.815163	11.536740	-2.36%	0
2014	11.558971	11.815163	2.22%	0
2013	12.324915	11.558971	-6.21%	0
2012	12.235311	12.324915	0.73%	0
2011	11.669486	12.235311	4.85%	0
2010	11.393262	11.669486	2.42%	0
2009	11.350338	11.393262	0.38%	490
2008	10.779417	11.350338	5.30%	10,840
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.481031	8.325665	-1.83%	0
2016	8.675043	8.481031	-2.24%	0
2015	8.874721	8.675043	-2.25%	0
2014	9.079000	8.874721	-2.25%	0
2013	9.287976	9.079000	-2.25%	0
2012	9.502353	9.287976	-2.26%	8,558
2011	9.720467	9.502353	-2.24%	8,651
2010	9.944195	9.720467	-2.25%	8,796
2009	10.168821	9.944195	-2.21%	21,141
2008	10.193541	10.168821	-0.24%	22,448
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.798095	9.687170	24.22%	0
2016	7.926863	7.798095	-1.62%	0
2015	8.379256	7.926863	-5.40%	0
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
2008*	10.000000	5.424728	-45.75%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.572817	10.430113	21.66%	0
2016	8.723962	8.572817	-1.73%	0
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.969727	26.592718	15.77%	0
2016	21.464678	22.969727	7.01%	0
2015	22.180180	21.464678	-3.23%	0
2014	21.613229	22.180180	2.62%	26,988
2013	17.375986	21.613229	24.39%	132,775
2012	15.337663	17.375986	13.29%	198,535
2011	16.332125	15.337663	-6.09%	253,704
2010	14.575520	16.332125	12.05%	424,053
2009	11.721990	14.575520	24.34%	808,351
2008	18.988244	11.721990	-38.27%	1,462,338
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.915109	16.203411	8.64%	0
2016	14.352845	14.915109	3.92%	0
2015	14.708781	14.352845	-2.42%	0
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.206300	19.311161	12.23%	0
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.853114	13.278734	3.31%	0
2016	12.610458	12.853114	1.92%	0
2015	12.866665	12.610458	-1.99%	0
2014	12.669920	12.866665	1.55%	839
2013	12.364144	12.669920	2.47%	5,834
2012	12.026976	12.364144	2.80%	8,844
2011	11.952821	12.026976	0.62%	8,892
2010	11.547439	11.952821	3.51%	8,941
2009	10.829416	11.547439	6.63%	24,148
2008	11.788746	10.829416	-8.14%	48,454
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	0
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	0
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	18.068578	19.946517	10.39%	0
2016	17.251061	18.068578	4.74%	0
2015	17.707429	17.251061	-2.58%	0
2014	17.222683	17.707429	2.81%	7,023
2013	15.107089	17.222683	14.00%	72,804
2012	13.947620	15.107089	8.31%	105,762
2011	14.273746	13.947620	-2.28%	143,875
2010	13.165290	14.273746	8.42%	235,936
2009	11.305038	13.165290	16.46%	385,585
2008	15.058439	11.305038	-24.93%	741,953
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.898710	23.837342	14.06%	4,571
2016	19.706933	20.898710	6.05%	4,571
2015	20.308799	19.706933	-2.96%	6,586
2014	19.795011	20.308799	2.60%	21,319
2013	16.547545	19.795011	19.63%	40,997
2012	14.881569	16.547545	11.19%	101,131
2011	15.554198	14.881569	-4.32%	205,893
2010	14.102070	15.554198	10.30%	346,258
2009	11.597705	14.102070	21.59%	597,569
2008	17.293799	11.597705	-32.94%	993,163

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.505198	16.553518	6.76%	0
2016	15.005333	15.505198	3.33%	0
2015	15.355431	15.005333	-2.28%	0
2014	14.998051	15.355431	2.38%	2,549
2013	13.885904	14.998051	8.01%	12,924
2012	13.149120	13.885904	5.60%	19,943
2011	13.179258	13.149120	-0.23%	27,054
2010	12.424366	13.179258	6.08%	27,054
2009	11.094772	12.424366	11.98%	86,582
2008	13.360214	11.094772	-16.96%	145,257
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.989468	27.315003	24.22%	0
2016	21.770456	21.989468	1.01%	0
2015	21.246933	21.770456	2.46%	0
2014	20.021675	21.246933	6.12%	6,365
2013	15.028955	20.021675	33.22%	6,948
2012	12.983783	15.028955	15.75%	7,613
2011	13.621899	12.983783	-4.68%	8,781
2010	12.841565	13.621899	6.08%	13,284
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.038022	11.535297	14.92%	0
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.630883	12.647230	18.97%	0
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.790500	39.376570	13.18%	0
2016	29.586066	34.790500	17.59%	0
2015	31.054107	29.586066	-4.73%	0
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	0
2011	20.407894	19.441996	-4.73%	335
2010	16.542694	20.407894	23.36%	352
2009	12.374975	16.542694	33.68%	905
2008	19.926196	12.374975	-37.90%	3,699

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	14.078328	14.633815	3.95%	0
2016	13.255289	14.078328	6.21%	0
2015	13.964035	13.255289	-5.08%	0
2014	13.751397	13.964035	1.55%	0
2013	14.227924	13.751397	-3.35%	0
2012	12.967670	14.227924	9.72%	0
2011	12.568101	12.967670	3.18%	0
2010	11.626353	12.568101	8.10%	0
2009	9.562503	11.626353	21.58%	0
2008	11.827858	9.562503	-19.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.410337	11.548406	22.72%	0
2016	9.870326	9.410337	-4.66%	0
2015	10.164095	9.870326	-2.89%	0
2014	10.540604	10.164095	-3.57%	0
2013	8.905994	10.540604	18.35%	0
2012	7.887311	8.905994	12.92%	0
2011	8.927730	7.887311	-11.65%	0
2010	8.025138	8.927730	11.25%	0
2009	6.031868	8.025138	33.05%	709
2008*	10.000000	6.031868	-39.68%	2,095
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.401356	16.053025	19.79%	0
2016	13.058492	13.401356	2.63%	0
2015	14.113650	13.058492	-7.48%	0
2014	15.985602	14.113650	-11.71%	0
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.638299	17.316038	26.97%	0
2016	13.679114	13.638299	-0.30%	0
2015	13.569319	13.679114	0.81%	0
2014	12.602678	13.569319	7.67%	0
2013	9.591730	12.602678	31.39%	0
2012	8.449269	9.591730	13.52%	0
2011	8.932070	8.449269	-5.41%	0
2010	7.920966	8.932070	12.76%	396
2009	6.264498	7.920966	26.44%	466
2008*	10.000000	6.264498	-37.36%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.792257	15.419238	11.80%	0
2016	12.157999	13.792257	13.44%	0
2015	12.880538	12.157999	-5.61%	0
2014	11.952685	12.880538	7.76%	621
2013	9.055687	11.952685	31.99%	1,692
2012	7.878627	9.055687	14.94%	2,509
2011	8.582541	7.878627	-8.20%	2,557
2010	7.787385	8.582541	10.21%	6,766
2009	6.252676	7.787385	24.54%	8,435
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.730064	17.116213	24.66%	0
2016	13.243266	13.730064	3.68%	0
2015	13.595138	13.243266	-2.59%	0
2014	13.409324	13.595138	1.39%	0
2013	9.896977	13.409324	35.49%	0
2012	8.831921	9.896977	12.06%	0
2011	9.455697	8.831921	-6.60%	0
2010	7.648661	9.455697	23.63%	955
2009	6.175408	7.648661	23.86%	2,448
2008*	10.000000	6.175408	-38.25%	732
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.844950	19.858782	11.29%	0
2016	15.523349	17.844950	14.96%	0
2015	16.352589	15.523349	-5.07%	0
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	0
2009	6.655774	8.488366	27.53%	404
2008*	10.000000	6.655774	-33.44%	1,541
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.378573	26.049941	21.85%	0
2016	20.238451	21.378573	5.63%	0
2015	20.595279	20.238451	-1.73%	0
2014	20.547837	20.595279	0.23%	0
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	0
2010	11.146051	13.630768	22.29%	0
2009	8.965269	11.146051	24.32%	0
2008	17.155884	8.965269	-47.74%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	34.844122	37.043912	6.31%	0
2016	28.375589	34.844122	22.80%	0
2015	30.977135	28.375589	-8.40%	0
2014	29.682098	30.977135	4.36%	0
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
2010	16.139114	19.953008	23.63%	0
2009	13.118248	16.139114	23.03%	0
2008	19.824037	13.118248	-33.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.365028	34.708418	10.66%	0
2016	26.182364	31.365028	19.79%	0
2015	27.302534	26.182364	-4.10%	0
2014	27.776626	27.302534	-1.71%	0
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
2010	15.956493	19.494072	22.17%	0
2009	12.142994	15.956493	31.40%	0
2008	20.152532	12.142994	-39.74%	86
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.621844	25.416026	17.55%	0
2016	19.897887	21.621844	8.66%	0
2015	20.222074	19.897887	-1.60%	0
2014	18.501334	20.222074	9.30%	0
2013	14.471277	18.501334	27.85%	0
2012	13.004390	14.471277	11.28%	0
2011	13.252999	13.004390	-1.88%	0
2010	11.974411	13.252999	10.68%	0
2009	9.756608	11.974411	22.73%	3,187
2008	17.095259	9.756608	-42.93%	4,358
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.838251	13.321241	3.76%	0
2016	12.253391	12.838251	4.77%	0
2015	13.287597	12.253391	-7.78%	0
2014	10.569670	13.287597	25.71%	0
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
2008*	10.000000	5.548014	-44.52%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.805057	16.359730	18.51%	0
2016	12.677191	13.805057	8.90%	0
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.650749	9.583177	-0.70%	0
2016	9.632271	9.650749	0.19%	0
2015	9.887717	9.632271	-2.58%	0
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	2,392
2009	9.793605	10.253900	4.70%	2,392
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	14.022065	15.651360	11.62%	0
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.066921	15.675806	19.97%	0
2016	13.219475	13.066921	-1.15%	0
2015	14.073141	13.219475	-6.07%	0
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	0
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	547
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.399776	33.364391	21.77%	0
2016	26.908863	27.399776	1.82%	0
2015	27.257151	26.908863	-1.28%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.232637	9.105898	-1.37%	0
2016	9.330792	9.232637	-1.05%	0
2015	9.528055	9.330792	-2.07%	0
2014	9.688281	9.528055	-1.65%	0
2013	9.850521	9.688281	-1.65%	657
2012	9.634178	9.850521	2.25%	657
2011	9.826937	9.634178	-1.96%	657
2010	9.548473	9.826937	2.92%	657
2009	8.619490	9.548473	10.78%	1,454
2008	10.185777	8.619490	-15.38%	5,322
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.459822	27.160130	15.77%	0
2016	21.844014	23.459822	7.40%	0
2015	22.450916	21.844014	-2.70%	0
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
2008	16.481860	9.755869	-40.81%	2,369
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.967132	35.937174	33.26%	0
2016	27.629582	26.967132	-2.40%	0
2015	27.264351	27.629582	1.34%	0
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.790378	10.148441	3.66%	0
2016	9.424640	9.790378	3.88%	0
2015	9.887998	9.424640	-4.69%	0
2014	9.869699	9.887998	0.19%	0
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.603181	10.634315	23.61%	0
2016	9.046302	8.603181	-4.90%	0
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.543244	26.843855	14.02%	0
2016	21.638756	23.543244	8.80%	0
2015	21.469810	21.638756	0.79%	0
2014	19.894805	21.469810	7.92%	0
2013	15.484398	19.894805	28.48%	159
2012	13.585193	15.484398	13.98%	159
2011	13.941099	13.585193	-2.55%	479
2010	12.313104	13.941099	13.22%	1,503
2009	9.841516	12.313104	25.11%	4,992
2008	16.405148	9.841516	-40.01%	8,244
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.362882	38.264771	11.35%	0
2016	29.872396	34.362882	15.03%	0
2015	32.543236	29.872396	-8.21%	0
2014	29.817212	32.543236	9.14%	0
2013	21.691322	29.817212	37.46%	0
2012	18.859282	21.691322	15.02%	0
2011	19.763504	18.859282	-4.58%	0
2010	16.429893	19.763504	20.29%	0
2009	12.279250	16.429893	33.80%	0
2008	20.263408	12.279250	-39.40%	405
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.938088	11.014884	10.84%	0
2016	9.004171	9.938088	10.37%	0
2015	10.143479	9.004171	-11.23%	0
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.523291	10.220104	7.32%	0
2016	8.604917	9.523291	10.67%	0
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.288451	11.137239	8.25%	0
2016	10.227667	10.288451	0.59%	0
2015	11.271891	10.227667	-9.26%	0
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.637089	10.528608	-1.02%	0
2016	10.741077	10.637089	-0.97%	0
2015	10.965417	10.741077	-2.05%	0
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	0
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	223
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.201088	10.452542	2.46%	0
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.192275	11.92%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.295751	13.175252	27.97%	0
2016*	10.000000	10.295751	2.96%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.360129	19.006842	23.74%	0
2016	16.107932	15.360129	-4.64%	0
2015	16.455696	16.107932	-2.11%	0
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.216062	32.626185	24.45%	0
2016	30.036583	26.216062	-12.72%	0
2015	27.320924	30.036583	9.94%	0
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.404529	7.095709	-4.17%	0
2016	5.281569	7.404529	40.20%	0
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.552837	7.258006	-3.90%	0
2016	5.376216	7.552837	40.49%	0
2015	8.264425	5.376216	-34.95%	0
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.646937	26.633335	23.04%	0
2016	20.551718	21.646937	5.33%	0
2015	21.648910	20.551718	-5.07%	0
2014	22.571192	21.648910	-4.09%	0
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0
2010	12.613155	15.630601	23.92%	0
2009	8.453326	12.613155	49.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.757537	27.529764	15.88%	0
2016	21.891732	23.757537	8.52%	0
2015	22.091922	21.891732	-0.91%	0
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
2008	17.654334	10.228659	-42.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.390435	39.022252	10.26%	10,713
2016	29.025074	35.390435	21.93%	11,027
2015	31.502257	29.025074	-7.86%	16,699
2014	29.596212	31.502257	6.44%	17,483
2013	22.009292	29.596212	34.47%	18,452
2012	19.016442	22.009292	15.74%	15,375
2011	21.299863	19.016442	-10.72%	15,865
2010	17.221653	21.299863	23.68%	16,003
2009	12.356226	17.221653	39.38%	11,028
2008	19.684436	12.356226	-37.23%	2,269
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	12.003394	12.158690	1.29%	24,723
2016	11.768846	12.003394	1.99%	29,048
2015	12.350787	11.768846	-4.71%	33,369
2014	12.237727	12.350787	0.92%	34,095
2013	13.686406	12.237727	-10.58%	36,980
2012	13.045835	13.686406	4.91%	38,280
2011	11.948668	13.045835	9.18%	47,984
2010	11.634318	11.948668	2.70%	50,529
2009	10.804542	11.634318	7.68%	44,904
2008	11.237420	10.804542	-3.85%	27,786

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.556630	26.512878	17.54%	0
2016	20.394142	22.556630	10.60%	0
2015	22.194674	20.394142	-8.11%	0
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.776810	26.984754	8.91%	1,720
2016	20.663964	24.776810	19.90%	1,724
2015	21.489920	20.663964	-3.84%	1,736
2014	18.922925	21.489920	13.57%	2,051
2013	14.910049	18.922925	26.91%	2,088
2012	13.131046	14.910049	13.55%	2,329
2011	13.553811	13.131046	-3.12%	2,390
2010	11.659979	13.553811	16.24%	1,006
2009	9.194334	11.659979	26.82%	1,039
2008	12.466537	9.194334	-26.25%	651
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	11.000828	12.521065	13.82%	0
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.202778	15.779377	11.10%	1,866
2016	14.003358	14.202778	1.42%	1,898
2015	14.477997	14.003358	-3.28%	8,161
2014	14.537944	14.477997	-0.41%	8,327
2013	13.005302	14.537944	11.78%	10,930
2012	12.105642	13.005302	7.43%	9,249
2011	12.858100	12.105642	-5.85%	12,591
2010	11.990240	12.858100	7.24%	16,109
2009*	10.000000	11.990240	19.90%	8,435
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.138631	1.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.676754	16.026281	9.19%	5,753
2016	11.459064	14.676754	28.08%	6,012
2015	12.539212	11.459064	-8.61%	6,487
2014	12.151691	12.539212	3.19%	6,464
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	36.454694	40.036550	9.83%	1,174
2016	29.675580	36.454694	22.84%	1,261
2015	31.098730	29.675580	-4.58%	1,493
2014	30.280069	31.098730	2.70%	2,035
2013	22.024979	30.280069	37.48%	2,462
2012	19.478398	22.024979	13.07%	2,716
2011	19.824469	19.478398	-1.75%	11,895
2010	16.125877	19.824469	22.94%	7,235
2009	13.201674	16.125877	22.15%	7,181
2008	19.559767	13.201674	-32.51%	13,098
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.178570	28.635435	18.43%	13,456
2016	22.205564	24.178570	8.89%	14,612
2015	22.532641	22.205564	-1.45%	15,255
2014	20.390977	22.532641	10.50%	16,117
2013	15.846549	20.390977	28.68%	31,305
2012	14.046796	15.846549	12.81%	32,750
2011	14.147538	14.046796	-0.71%	20,197
2010	12.642499	14.147538	11.90%	20,230
2009	10.266291	12.642499	23.15%	3,475
2008	16.765403	10.266291	-38.77%	1,509
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.329303	25.228161	24.10%	7,633
2016	19.330858	20.329303	5.17%	12,295
2015	20.337892	19.330858	-4.95%	12,670
2014	19.305656	20.337892	5.35%	13,051
2013	16.354082	19.305656	18.05%	15,649
2012	15.199128	16.354082	7.60%	15,357
2011	14.305876	15.199128	6.24%	41,115
2010	12.727560	14.305876	12.40%	23,488
2009	10.657988	12.727560	19.42%	21,418
2008	15.522995	10.657988	-31.34%	8,910

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.682961	23.918573	21.52%	0
2016	17.249005	19.682961	14.11%	0
2015	18.111960	17.249005	-4.76%	0
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.120825	10.229092	1.07%	0
2016	9.507860	10.120825	6.45%	0
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.597762	13.621994	8.13%	0
2016	13.498333	12.597762	-6.67%	0
2015	14.766285	13.498333	-8.59%	0
2014	15.317770	14.766285	-3.60%	0
2013	13.502489	15.317770	13.44%	0
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.369656	12.539081	1.37%	1,485
2016	12.228180	12.369656	1.16%	1,364
2015	12.571299	12.228180	-2.73%	1,388
2014	12.430568	12.571299	1.13%	1,346
2013	12.628441	12.430568	-1.57%	1,203
2012	11.810778	12.628441	6.92%	1,143
2011	11.852145	11.810778	-0.35%	1,381
2010	11.203228	11.852145	5.79%	1,685
2009	9.543325	11.203228	17.39%	1,551
2008	10.566036	9.543325	-9.68%	1,545

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	14.004116	15.433964	10.21%	3,114
2016	13.620487	14.004116	2.82%	3,259
2015	14.015498	13.620487	-2.82%	3,441
2014	13.765746	14.015498	1.81%	3,565
2013	12.447178	13.765746	10.59%	3,599
2012	11.418286	12.447178	9.01%	1,718
2011	11.736660	11.418286	-2.71%	1,731
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
2008	12.055503	8.813630	-26.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.609450	16.595537	13.59%	26,040
2016	14.132356	14.609450	3.38%	26,751
2015	14.531780	14.132356	-2.75%	27,275
2014	14.220412	14.531780	2.19%	29,273
2013	12.587099	14.220412	12.98%	29,617
2012	11.394733	12.587099	10.46%	31,808
2011	11.809038	11.394733	-3.51%	32,232
2010	10.571990	11.809038	11.70%	32,606
2009	8.417740	10.571990	25.59%	3,443
2008	12.821849	8.417740	-34.35%	1,216
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.316875	18.062698	17.93%	0
2016	14.737109	15.316875	3.93%	0
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	5,756
2010	10.327628	11.693674	13.23%	5,756
2009	8.058275	10.327628	28.16%	0
2008	13.340761	8.058275	-39.60%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.365264	11.759783	13.45%	689
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.958809	15.160027	-5.01%	5,817
2016	12.234276	15.958809	30.44%	5,452
2015	15.801620	12.234276	-22.58%	10,076
2014	18.541012	15.801620	-14.77%	9,922
2013	15.286370	18.541012	21.29%	10,680
2012	14.939807	15.286370	2.32%	13,879
2011	16.129558	14.939807	-7.38%	16,316
2010	13.854785	16.129558	16.42%	17,606
2009	9.609469	13.854785	44.18%	17,835
2008	21.573326	9.609469	-55.46%	14,580

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.549468	24.819515	10.07%	8,063
2016	19.606588	22.549468	15.01%	12,184
2015	20.956449	19.606588	-6.44%	13,214
2014	19.773112	20.956449	5.98%	13,695
2013	15.832562	19.773112	24.89%	14,483
2012	13.844855	15.832562	14.36%	20,233
2011	14.077935	13.844855	-1.66%	25,964
2010	12.538662	14.077935	12.28%	29,395
2009	9.881046	12.538662	26.90%	25,449
2008	17.686113	9.881046	-44.13%	22,395
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	23.133424	30.472782	31.73%	7,775
2016	23.547038	23.133424	-1.76%	9,194
2015	22.544793	23.547038	4.45%	17,480
2014	20.786323	22.544793	8.46%	15,638
2013	15.643611	20.786323	32.87%	19,830
2012	13.996775	15.643611	11.77%	26,189
2011	14.330246	13.996775	-2.33%	7,944
2010	11.841618	14.330246	21.02%	36,122
2009	9.471628	11.841618	25.02%	8,786
2008	18.399897	9.471628	-48.52%	10,165
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.631728	12.834686	1.61%	39,110
2016	12.374165	12.631728	2.08%	42,784
2015	12.774041	12.374165	-3.13%	44,362
2014	12.379300	12.774041	3.19%	49,279
2013	12.938291	12.379300	-4.32%	40,983
2012	12.540861	12.938291	3.17%	36,937
2011	11.991605	12.540861	4.58%	46,328
2010	11.412454	11.991605	5.07%	50,496
2009	10.116151	11.412454	12.81%	44,991
2008	10.725576	10.116151	-5.68%	29,903
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.269269	41.537738	17.77%	13,473
2016	32.251778	35.269269	9.36%	20,121
2015	33.557717	32.251778	-3.89%	20,718
2014	32.393887	33.557717	3.59%	21,979
2013	24.402823	32.393887	32.75%	23,250
2012	21.803479	24.402823	11.92%	26,302
2011	25.032679	21.803479	-12.90%	27,512
2010	19.927699	25.032679	25.62%	35,285
2009	14.594916	19.927699	36.54%	27,169
2008	24.736512	14.594916	-41.00%	14,242

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.682431	23.728159	27.01%	2,844
2016	20.184447	18.682431	-7.44%	2,910
2015	20.000392	20.184447	0.92%	5,792
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
2008	24.832533	13.595396	-45.25%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.704477	11.867368	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	28.553082	33.222923	16.35%	245
2016	26.743751	28.553082	6.77%	270
2015	28.275559	26.743751	-5.42%	308
2014	27.171551	28.275559	4.06%	406
2013	21.362702	27.171551	27.19%	298
2012	17.209115	21.362702	24.14%	298
2011	19.363613	17.209115	-11.13%	388
2010	15.687288	19.363613	23.44%	90
2009	10.217220	15.687288	53.54%	90
2008	21.469174	10.217220	-52.41%	90
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	348
2011	8.983478	8.641912	-3.80%	360
2010	8.339673	8.983478	7.72%	8,891
2009	6.553439	8.339673	27.26%	6,085
2008*	10.000000	6.553439	-34.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.218570	15.236342	7.16%	24,373
2016	12.762552	14.218570	11.41%	24,905
2015	14.054530	12.762552	-9.19%	12,679
2014	13.750694	14.054530	2.21%	20,968
2013	12.352259	13.750694	11.32%	23,718
2012	11.223660	12.352259	10.06%	16,032
2011	11.219787	11.223660	0.03%	7,266
2010	10.192119	11.219787	10.08%	7,229
2009	7.693418	10.192119	32.48%	6,457
2008	11.194646	7.693418	-31.28%	5,643

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.429321	28.776409	17.79%	1,190
2016	21.546225	24.429321	13.38%	1,219
2015	22.888464	21.546225	-5.86%	1,574
2014	21.547662	22.888464	6.22%	2,121
2013	17.005805	21.547662	26.71%	3,764
2012	15.547346	17.005805	9.38%	16,866
2011	15.011971	15.547346	3.57%	25,163
2010	12.735864	15.011971	17.87%	28,735
2009	11.108969	12.735864	14.64%	30,236
2008	15.597923	11.108969	-28.78%	30,146
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	33.915516	36.667453	8.11%	6,200
2016	26.662597	33.915516	27.20%	7,897
2015	29.467188	26.662597	-9.52%	6,927
2014	29.989828	29.467188	-1.74%	7,452
2013	22.530691	29.989828	33.11%	7,567
2012	19.480253	22.530691	15.66%	8,871
2011	20.717010	19.480253	-5.97%	10,673
2010	16.537081	20.717010	25.28%	11,227
2009	13.105461	16.537081	26.18%	15,318
2008	20.026926	13.105461	-34.56%	11,854
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.366879	11.478644	37.19%	6,586
2016	7.291461	8.366879	14.75%	6,634
2015	9.283081	7.291461	-21.45%	7,230
2014*	10.000000	9.283081	-7.17%	7,220
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.952523	21.609159	14.02%	6,095
2016	18.098832	18.952523	4.72%	6,254
2015	19.811405	18.098832	-8.64%	6,599
2014	22.818099	19.811405	-13.18%	7,064
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.063204	9.025852	-0.41%	0
2016	9.011170	9.063204	0.58%	2,515
2015	9.638269	9.011170	-6.51%	3,181
2014	9.687601	9.638269	-0.51%	3,386

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.105024	17.506461	24.12%	0
2016	14.150744	14.105024	-0.32%	0
2015	13.827096	14.150744	2.34%	550
2014	13.083835	13.827096	5.68%	550
2013	9.579480	13.083835	36.58%	550
2012*	10.000000	9.579480	-4.21%	686
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.064374	14.635239	12.02%	18,035
2016	11.815782	13.064374	10.57%	18,109
2015	12.634847	11.815782	-6.48%	18,330
2014	12.414676	12.634847	1.77%	18,194
2013	9.891327	12.414676	25.51%	8,008
2012*	10.000000	9.891327	-1.09%	8,008
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.176827	15.725407	19.34%	4,883
2016	13.409445	13.176827	-1.73%	5,440
2015	13.583654	13.409445	-1.28%	6,203
2014	12.910444	13.583654	5.21%	6,434
2013	9.673405	12.910444	33.46%	9,562
2012*	10.000000	9.673405	-3.27%	11,859
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.736342	14.718254	15.56%	644
2016	13.378976	12.736342	-4.80%	676
2015	14.941114	13.378976	-10.46%	10,867
2014	16.142931	14.941114	-7.44%	11,038
2013	13.204300	16.142931	22.26%	11,175
2012	11.341055	13.204300	16.43%	11,380
2011	12.508963	11.341055	-9.34%	11,868
2010	11.781172	12.508963	6.18%	13,653
2009*	10.000000	11.781172	17.81%	8,073

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.972810	12.479491	4.23%	105
2016	10.546649	11.972810	13.52%	109
2015	11.546047	10.546649	-8.66%	114
2014	11.596963	11.546047	-0.44%	119
2013	10.742066	11.596963	7.96%	8,815
2012*	10.000000	10.742066	7.42%	15,064
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.769150	15.832058	23.99%	0
2016	12.315745	12.769150	3.68%	0
2015	13.379067	12.315745	-7.95%	0
2014	12.695006	13.379067	5.39%	0
2013	9.999936	12.695006	26.95%	11,731
2012*	10.000000	9.999936	0.00%	13,020
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.370469	24.667144	15.43%	0
2016	20.965678	21.370469	1.93%	0
2015	21.371531	20.965678	-1.90%	0
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
2008	14.810019	12.145432	-17.99%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.274839	37.183710	27.02%	5,207
2016	29.391194	29.274839	-0.40%	5,634
2015	26.874908	29.391194	9.36%	6,293
2014	25.360125	26.874908	5.97%	7,114
2013	19.831652	25.360125	27.88%	13,167
2012	16.389240	19.831652	21.00%	14,009
2011	18.025613	16.389240	-9.08%	9,126
2010	17.327037	18.025613	4.03%	13,316
2009	12.145867	17.327037	42.66%	5,936
2008	22.324473	12.145867	-45.59%	7,536
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.898251	22.510809	41.59%	609
2016	14.291751	15.898251	11.24%	609
2015	13.978786	14.291751	2.24%	1,082
2014	13.084716	13.978786	6.83%	684
2013	9.891772	13.084716	32.28%	722
2012*	10.000000	9.891772	-1.08%	512

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.737713	27.782139	27.81%	1,628
2016	23.847742	21.737713	-8.85%	3,862
2015	26.766165	23.847742	-10.90%	3,650
2014	31.168507	26.766165	-14.12%	3,253
2013	27.915345	31.168507	11.65%	2,939
2012	25.246530	27.915345	10.57%	2,884
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.395071	10.485136	24.90%	0
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	9,920
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.874009	15.891106	23.44%	1,449
2016	12.110638	12.874009	6.30%	1,674
2015	12.667618	12.110638	-4.40%	3,883
2014	14.016405	12.667618	-9.62%	256
2013	10.158827	14.016405	37.97%	9,225
2012*	10.000000	10.158827	1.59%	10,610
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	27.138015	31.115834	14.66%	20,768
2016	24.412055	27.138015	11.17%	22,676
2015	25.222353	24.412055	-3.21%	24,738
2014	23.426074	25.222353	7.67%	27,378
2013	17.682848	23.426074	32.48%	21,547
2012	15.619350	17.682848	13.21%	21,777
2011	16.061210	15.619350	-2.75%	27,527
2010	14.781145	16.061210	8.66%	28,756
2009	12.355204	14.781145	19.63%	25,540
2008	18.803264	12.355204	-34.29%	13,029
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.070421	18.674035	23.91%	14,753
2016	14.853587	15.070421	1.46%	14,750
2015	14.299475	14.853587	3.88%	19,099
2014	14.472182	14.299475	-1.19%	25,840
2013	11.605534	14.472182	24.70%	25,135
2012	10.246878	11.605534	13.26%	15,203
2011	10.677419	10.246878	-4.03%	6,071
2010*	10.000000	10.677419	6.77%	815

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.993581	12.508399	25.16%	1,084
2016	9.663644	9.993581	3.41%	1,084
2015*	10.000000	9.663644	-3.36%	1,084
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.848387	12.259038	3.47%	5,857
2016	11.455241	11.848387	3.43%	5,723
2015	11.823328	11.455241	-3.11%	5,824
2014	11.250491	11.823328	5.09%	6,362
2013	11.582562	11.250491	-2.87%	6,556
2012	10.857736	11.582562	6.68%	6,018
2011	10.542938	10.857736	2.99%	5,961
2010	10.098488	10.542938	4.40%	9,664
2009	9.449749	10.098488	6.87%	9,626
2008	10.801613	9.449749	-12.52%	15,705
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	21.065297	22.555077	7.07%	0
2016	19.496861	21.065297	8.04%	0
2015	20.193268	19.496861	-3.45%	0
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.857293	18.207971	14.82%	9,957
2016	14.620665	15.857293	8.46%	10,719
2015	16.120299	14.620665	-9.30%	10,363
2014	16.847611	16.120299	-4.32%	10,412
2013	13.071535	16.847611	28.89%	10,832
2012	10.911116	13.071535	19.80%	12,509
2011	11.270121	10.911116	-3.19%	777
2010*	10.000000	11.270121	12.70%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.346029	24.735379	5.95%	13,543
2016	19.876500	23.346029	17.46%	17,733
2015	21.290168	19.876500	-6.64%	22,200
2014	19.293268	21.290168	10.35%	25,124
2013	14.997245	19.293268	28.65%	30,564
2012	13.413445	14.997245	11.81%	30,929
2011	13.662112	13.413445	-1.82%	31,803
2010	12.358219	13.662112	10.55%	35,099
2009*	10.000000	12.358219	23.58%	10,782
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.123039	15.978508	13.14%	181,681
2016	13.261105	14.123039	6.50%	186,073
2015	13.441022	13.261105	-1.34%	197,462
2014	13.103534	13.441022	2.58%	219,442
2013	10.878792	13.103534	20.45%	247,946
2012	9.623060	10.878792	13.05%	195,855
2011	9.758453	9.623060	-1.39%	184,562
2010	8.916511	9.758453	9.44%	205,552
2009	7.394927	8.916511	20.58%	100,653
2008	10.778659	7.394927	-31.39%	41,194
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.545408	10.634444	0.84%	65,733
2016	10.514297	10.545408	0.30%	62,527
2015	10.786745	10.514297	-2.53%	66,000
2014	10.517076	10.786745	2.56%	75,634
2013	11.049063	10.517076	-4.81%	73,386
2012	10.774671	11.049063	2.55%	49,264
2011	10.430566	10.774671	3.30%	47,582
2010	10.072682	10.430566	3.55%	56,791
2009	9.192839	10.072682	9.57%	27,687
2008	10.439925	9.192839	-11.95%	8,755
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.485800	18.536706	27.96%	16,043
2016	14.798155	14.485800	-2.11%	20,425
2015	14.216354	14.798155	4.09%	28,087
2014	14.288769	14.216354	-0.51%	23,019
2013	11.368798	14.288769	25.68%	17,986
2012	9.531758	11.368798	19.27%	20,142
2011	10.757205	9.531758	-11.39%	21,393
2010	9.892359	10.757205	8.74%	22,632
2009	7.150385	9.892359	38.35%	18,622
2008	11.927430	7.150385	-40.05%	11,583

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	15.063180	18.808978	24.87%	28,583
2016	14.135551	15.063180	6.56%	36,944
2015	13.594589	14.135551	3.98%	40,303
2014	12.875954	13.594589	5.58%	43,740
2013	10.168096	12.875954	26.63%	41,780
2012	8.865280	10.168096	14.70%	48,454
2011	9.519878	8.865280	-6.88%	56,585
2010	8.243944	9.519878	15.48%	63,388
2009	6.080041	8.243944	35.59%	61,314
2008	11.155936	6.080041	-45.50%	39,128
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.366541	15.923753	19.13%	73,075
2016	12.314903	13.366541	8.54%	103,247
2015	12.469336	12.314903	-1.24%	108,219
2014	11.578662	12.469336	7.69%	119,783
2013	8.912717	11.578662	29.91%	112,564
2012	7.793253	8.912717	14.36%	100,363
2011	8.158742	7.793253	-4.48%	112,200
2010	7.524809	8.158742	8.42%	123,701
2009	5.893277	7.524809	27.68%	85,611
2008	9.739606	5.893277	-39.49%	29,413
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.761015	27.322710	14.99%	17,860
2016	20.683891	23.761015	14.88%	20,267
2015	22.646487	20.683891	-8.67%	21,068
2014	21.280109	22.646487	6.42%	22,306
2013	16.098128	21.280109	32.19%	12,853
2012	13.944169	16.098128	15.45%	23,658
2011	14.645164	13.944169	-4.79%	29,054
2010	12.984174	14.645164	12.79%	29,906
2009	10.360937	12.984174	25.32%	29,575
2008	16.892731	10.360937	-38.67%	31,120
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.291255	10.751675	15.72%	0
2016	9.234673	9.291255	0.61%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.442862	20.280556	4.31%	2,022
2016	17.431559	19.442862	11.54%	2,021
2015	18.319658	17.431559	-4.85%	2,033
2014	18.284617	18.319658	0.19%	1,989
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	180
2009	9.763592	13.927132	42.64%	180
2008	13.878013	9.763592	-29.65%	180

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.169768	16.053891	21.90%	9,560
2016	11.871131	13.169768	10.94%	9,652
2015	12.297300	11.871131	-3.47%	16,644
2014	11.812024	12.297300	4.11%	16,697
2013	8.423100	11.812024	40.23%	18,375
2012	7.379479	8.423100	14.14%	19,017
2011	8.549414	7.379479	-13.68%	20,729
2010	7.583732	8.549414	12.73%	21,912
2009	5.074574	7.583732	49.45%	21,107
2008*	10.000000	5.074574	-49.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.812903	17.131047	15.65%	8,046
2016	13.768757	14.812903	7.58%	8,587
2015	14.152121	13.768757	-2.71%	10,299
2014	13.107685	14.152121	7.97%	13,506
2013	9.683031	13.107685	35.37%	15,011
2012	8.898556	9.683031	8.82%	15,555
2011	9.415105	8.898556	-5.49%	16,776
2010	7.798987	9.415105	20.72%	16,690
2009	6.081035	7.798987	28.25%	23,219
2008*	10.000000	6.081035	-39.19%	27,120
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.194694	14.274111	17.05%	4,803
2016	11.517663	12.194694	5.88%	4,803
2015	11.999294	11.517663	-4.01%	4,803
2014	11.753265	11.999294	2.09%	4,803
2013	9.291209	11.753265	26.50%	4,803
2012	8.187826	9.291209	13.48%	4,803
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	382
2008*	10.000000	6.313982	-36.86%	1,520
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.883333	13.010088	9.48%	50,650
2016	11.462165	11.883333	3.67%	51,619
2015	11.857644	11.462165	-3.34%	52,614
2014	11.636713	11.857644	1.90%	67,194
2013	10.388000	11.636713	12.02%	65,373
2012	9.574146	10.388000	8.50%	60,577
2011	9.932656	9.574146	-3.61%	119,380
2010	9.208171	9.932656	7.87%	64,591
2009	7.865828	9.208171	17.07%	41,548
2008*	10.000000	7.865828	-21.34%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.215484	13.821839	13.15%	280,236
2016	11.649313	12.215484	4.86%	294,874
2015	12.084148	11.649313	-3.60%	343,052
2014	11.813692	12.084148	2.29%	376,475
2013	9.972903	11.813692	18.46%	376,682
2012	8.982727	9.972903	11.02%	392,661
2011	9.522066	8.982727	-5.66%	521,288
2010	8.671740	9.522066	9.81%	502,345
2009	7.148507	8.671740	21.31%	406,609
2008*	10.000000	7.148507	-28.51%	140,822
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.081688	11.515987	3.92%	34,220
2016	10.841711	11.081688	2.21%	36,130
2015	11.178998	10.841711	-3.02%	38,107
2014	11.072718	11.178998	0.96%	23,236
2013	10.800604	11.072718	2.52%	19,006
2012	10.284299	10.800604	5.02%	40,552
2011	10.379376	10.284299	-0.92%	48,337
2010	9.947199	10.379376	4.34%	42,716
2009	9.008401	9.947199	10.42%	557
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.365248	11.929372	15.09%	19,549
2016	9.988070	10.365248	3.78%	19,857
2015	10.747369	9.988070	-7.06%	20,189
2014	10.890029	10.747369	-1.31%	20,496
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.079846	13.451584	11.36%	125,265
2016	11.582838	12.079846	4.29%	156,328
2015	11.983267	11.582838	-3.34%	180,250
2014	11.729330	11.983267	2.16%	235,822
2013	10.190928	11.729330	15.10%	261,030
2012	9.283067	10.190928	9.78%	278,625
2011	9.728060	9.283067	-4.57%	300,821
2010	8.940378	9.728060	8.81%	303,689
2009	7.503919	8.940378	19.14%	120,546
2008*	10.000000	7.503919	-24.96%	7,180

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.157718	14.025371	15.36%	123,178
2016	11.565174	12.157718	5.12%	138,479
2015	12.018682	11.565174	-3.77%	137,937
2014	11.764943	12.018682	2.16%	142,233
2013	9.689509	11.764943	21.42%	142,836
2012	8.655633	9.689509	11.94%	147,075
2011	9.293142	8.655633	-6.86%	116,046
2010	8.394383	9.293142	10.71%	103,496
2009	6.787876	8.394383	23.67%	61,973
2008*	10.000000	6.787876	-32.12%	53,830
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.700927	12.562755	7.37%	37,659
2016	11.297981	11.700927	3.57%	40,015
2015	11.688490	11.297981	-3.34%	40,502
2014	11.494427	11.688490	1.69%	42,833
2013	10.576351	11.494427	8.68%	43,220
2012	9.837830	10.576351	7.51%	52,873
2011	10.096214	9.837830	-2.56%	55,213
2010	9.477613	10.096214	6.53%	56,067
2009	8.243260	9.477613	14.97%	52,953
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.452132	11.657129	1.79%	6,150
2016	11.162271	11.452132	2.60%	6,036
2015	11.526562	11.162271	-3.16%	6,245
2014	11.270571	11.526562	2.27%	6,215
2013	11.786815	11.270571	-4.38%	7,158
2012	11.225019	11.786815	5.00%	6,597
2011	10.813910	11.225019	3.80%	7,578
2010	10.365838	10.813910	4.32%	7,226
2009	9.770424	10.365838	6.09%	6,572
2008*	10.000000	9.770424	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.257573	12.427573	1.39%	12,182
2016	12.140339	12.257573	0.97%	17,586
2015	12.490763	12.140339	-2.81%	17,261
2014	12.189741	12.490763	2.47%	19,603
2013	12.737701	12.189741	-4.30%	20,311
2012	12.171912	12.737701	4.65%	17,926
2011	11.747246	12.171912	3.62%	16,409
2010	11.121340	11.747246	5.63%	15,573
2009	9.776210	11.121340	13.76%	12,059
2008*	10.000000	9.776210	-2.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.685412	13.459463	15.18%	0
2016	10.737038	11.685412	8.83%	0
2015	11.348347	10.737038	-5.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.239134	12.500352	11.22%	0
2016	10.575576	11.239134	6.27%	0
2015	11.018675	10.575576	-4.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.720560	32.730891	37.99%	3,427
2016	22.588078	23.720560	5.01%	3,485
2015	27.600690	22.588078	-18.16%	3,979
2014	29.967920	27.600690	-7.90%	4,028
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.281150	11.252131	-0.26%	15,287
2016	11.460991	11.281150	-1.57%	14,730
2015	11.743590	11.460991	-2.41%	15,971
2014	11.494837	11.743590	2.16%	18,865
2013	12.262795	11.494837	-6.26%	19,567
2012	12.179887	12.262795	0.68%	19,638
2011	11.622557	12.179887	4.80%	19,046
2010	11.353241	11.622557	2.37%	14,959
2009	11.316250	11.353241	0.33%	22,665
2008	10.752526	11.316250	5.24%	24,671
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.420868	8.262388	-1.88%	93,012
2016	8.617901	8.420868	-2.29%	96,869
2015	8.820785	8.617901	-2.30%	107,578
2014	9.028432	8.820785	-2.30%	132,315
2013	9.240975	9.028432	-2.30%	165,819
2012	9.459122	9.240975	-2.31%	95,888
2011	9.681179	9.459122	-2.29%	88,516
2010	9.909073	9.681179	-2.30%	109,239
2009	10.138094	9.909073	-2.26%	89,343
2008	10.167942	10.138094	-0.29%	125,689
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.763604	9.639394	24.16%	17,743
2016	7.895826	7.763604	-1.67%	23,406
2015	8.350721	7.895826	-5.45%	23,166
2014	8.609305	8.350721	-3.00%	22,878
2013	7.495499	8.609305	14.86%	23,126
2012	6.658488	7.495499	12.57%	22,989
2011	7.572217	6.658488	-12.07%	31,274
2010	6.858499	7.572217	10.41%	21,336
2009	5.422874	6.858499	26.47%	7,895
2008*	10.000000	5.422874	-45.77%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.526172	10.368080	21.60%	757
2016	8.680936	8.526172	-1.78%	798
2015	9.010508	8.680936	-3.66%	779
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	146
2011	8.455900	7.200089	-14.85%	146
2010	8.058595	8.455900	4.93%	644
2009	6.413474	8.058595	25.65%	701
2008	11.535449	6.413474	-44.40%	701
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.807280	26.391187	15.71%	17,457
2016	21.323753	22.807280	6.96%	77,085
2015	22.045835	21.323753	-3.28%	77,517
2014	21.493317	22.045835	2.57%	77,494
2013	17.288425	21.493317	24.32%	48,806
2012	15.268197	17.288425	13.23%	77,716
2011	16.266448	15.268197	-6.14%	72,198
2010	14.524317	16.266448	11.99%	74,995
2009	11.686794	14.524317	24.28%	69,466
2008	18.940954	11.686794	-38.30%	65,023
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.856768	16.131804	8.58%	20,906
2016	14.303997	14.856768	3.86%	21,106
2015	14.666217	14.303997	-2.47%	21,309
2014	14.353336	14.666217	2.18%	21,502
2013	12.952442	14.353336	10.82%	9,661
2012	12.120454	12.952442	6.86%	9,762
2011	12.296361	12.120454	-1.43%	9,974
2010	11.460873	12.296361	7.29%	10,188
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.138988	19.225801	12.18%	73,740
2016	16.281254	17.138988	5.27%	75,477
2015	16.753676	16.281254	-2.82%	51,828
2014	16.298607	16.753676	2.79%	52,712
2013	13.960620	16.298607	16.75%	53,371
2012	12.730542	13.960620	9.66%	47,595
2011	13.152685	12.730542	-3.21%	50,142
2010	12.016478	13.152685	9.46%	50,685
2009*	10.000000	12.016478	20.16%	7,055

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.762213	13.178098	3.26%	60,655
2016	12.527670	12.762213	1.87%	63,058
2015	12.788741	12.527670	-2.04%	65,545
2014	12.599630	12.788741	1.50%	49,714
2013	12.301846	12.599630	2.42%	53,490
2012	11.972516	12.301846	2.75%	87,114
2011	11.904769	11.972516	0.57%	50,995
2010	11.506906	11.904769	3.46%	38,226
2009	10.796914	11.506906	6.58%	17,613
2008	11.759376	10.796914	-8.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.940753	19.795313	10.34%	54,702
2016	17.137756	17.940753	4.69%	76,322
2015	17.600125	17.137756	-2.63%	83,480
2014	17.127076	17.600125	2.76%	86,360
2013	15.030908	17.127076	13.95%	120,865
2012	13.884408	15.030908	8.26%	128,684
2011	14.216316	13.884408	-2.33%	135,739
2010	13.119027	14.216316	8.36%	211,782
2009	11.271078	13.119027	16.40%	163,111
2008	15.020895	11.271078	-24.96%	72,194
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.750885	23.656661	14.00%	58,611
2016	19.577522	20.750885	5.99%	59,880
2015	20.185772	19.577522	-3.01%	68,146
2014	19.685183	20.185772	2.54%	63,467
2013	16.464155	19.685183	19.56%	70,047
2012	14.814165	16.464155	11.14%	72,630
2011	15.491667	14.814165	-4.37%	76,452
2010	14.052561	15.491667	10.24%	84,847
2009	11.562898	14.052561	21.53%	90,659
2008	17.250735	11.562898	-32.97%	80,366

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.395496	16.428018	6.71%	22,878
2016	14.906771	15.395496	3.28%	24,176
2015	15.262382	14.906771	-2.33%	35,001
2014	14.914797	15.262382	2.33%	37,377
2013	13.815906	14.914797	7.95%	43,814
2012	13.089553	13.815906	5.55%	52,999
2011	13.126252	13.089553	-0.28%	54,099
2010	12.380722	13.126252	6.02%	75,826
2009	11.061455	12.380722	11.93%	52,219
2008	13.326911	11.061455	-17.00%	18,795
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.903449	27.194290	24.16%	13,965
2016	21.696358	21.903449	0.95%	17,591
2015	21.185453	21.696358	2.41%	18,485
2014	19.973956	21.185453	6.07%	20,351
2013	15.000801	19.973956	33.15%	31,035
2012	12.966115	15.000801	15.69%	40,875
2011	13.610303	12.966115	-4.73%	43,061
2010	12.837189	13.610303	6.02%	49,566
2009*	10.000000	12.837189	28.37%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.025388	11.514913	14.86%	2,335
2016	9.452743	10.025388	6.06%	2,366
2015	9.897707	9.452743	-4.50%	2,398
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.544444	39.078146	13.12%	1,563
2016	29.391794	34.544444	17.53%	1,776
2015	30.865983	29.391794	-4.78%	1,836
2014	28.872720	30.865983	6.90%	1,896
2013	22.211558	28.872720	29.99%	2,148
2012	19.353925	22.211558	14.77%	2,722
2011	20.325826	19.353925	-4.78%	14,830
2010	16.484590	20.325826	23.30%	10,821
2009	12.337819	16.484590	33.61%	10,946
2008	19.876563	12.337819	-37.93%	15,091

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.978710	14.522855	3.89%	34,899
2016	13.168214	13.978710	6.15%	32,494
2015	13.879403	13.168214	-5.12%	33,227
2014	13.675061	13.879403	1.49%	34,878
2013	14.156194	13.675061	-3.40%	26,298
2012	12.908919	14.156194	9.66%	23,223
2011	12.517550	12.908919	3.13%	8,299
2010	11.585507	12.517550	8.04%	10,632
2009	9.533781	11.585507	21.52%	6,531
2008	11.798369	9.533781	-19.19%	1,356
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.368660	11.491415	22.66%	11,318
2016	9.831632	9.368660	-4.71%	11,896
2015	10.129433	9.831632	-2.94%	14,347
2014	10.510044	10.129433	-3.62%	18,412
2013	8.884716	10.510044	18.29%	18,773
2012	7.872503	8.884716	12.86%	18,074
2011	8.915532	7.872503	-11.70%	18,028
2010	8.018277	8.915532	11.19%	17,436
2009	6.029803	8.018277	32.98%	23,971
2008*	10.000000	6.029803	-39.70%	25,635
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.307968	15.933026	19.73%	13,853
2016	12.974106	13.307968	2.57%	19,891
2015	14.029631	12.974106	-7.52%	19,460
2014	15.898567	14.029631	-11.76%	18,359
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.577939	17.230613	26.90%	18,172
2016	13.625530	13.577939	-0.35%	19,041
2015	13.523072	13.625530	0.76%	20,423
2014	12.566157	13.523072	7.62%	22,799
2013	9.568821	12.566157	31.32%	24,592
2012	8.433406	9.568821	13.46%	21,895
2011	8.919870	8.433406	-5.45%	34,443
2010	7.914192	8.919870	12.71%	36,679
2009	6.262350	7.914192	26.38%	17,397
2008*	10.000000	6.262350	-37.38%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.731250	15.343201	11.74%	14,362
2016	12.110392	13.731250	13.38%	14,683
2015	12.836678	12.110392	-5.66%	15,140
2014	11.918075	12.836678	7.71%	15,117
2013	9.034083	11.918075	31.92%	15,085
2012	7.863867	9.034083	14.88%	11,143
2011	8.570841	7.863867	-8.25%	27,162
2010	7.780740	8.570841	10.15%	26,905
2009	6.250529	7.780740	24.48%	16,164
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.669296	17.031783	24.60%	7,172
2016	13.191374	13.669296	3.62%	7,693
2015	13.548800	13.191374	-2.64%	9,850
2014	13.370464	13.548800	1.33%	11,996
2013	9.873347	13.370464	35.42%	13,211
2012	8.815361	9.873347	12.00%	14,540
2011	9.442793	8.815361	-6.64%	27,406
2010	7.642125	9.442793	23.56%	28,770
2009	6.173291	7.642125	23.79%	34,282
2008*	10.000000	6.173291	-38.27%	8,622
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.766065	19.760916	11.23%	13,385
2016	15.462607	17.766065	14.90%	13,822
2015	16.296941	15.462607	-5.12%	15,597
2014	14.254428	16.296941	14.33%	17,557
2013	10.753292	14.254428	32.56%	18,627
2012	9.460613	10.753292	13.66%	17,027
2011	9.913010	9.460613	-4.56%	18,309
2010	8.481138	9.913010	16.88%	19,369
2009	6.653502	8.481138	27.47%	23,706
2008*	10.000000	6.653502	-33.46%	18,712
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.227412	25.852557	21.79%	2,949
2016	20.105594	21.227412	5.58%	2,807
2015	20.470546	20.105594	-1.78%	2,966
2014	20.433844	20.470546	0.18%	2,982
2013	14.528970	20.433844	40.64%	2,975
2012	13.150073	14.528970	10.49%	3,163
2011	13.575955	13.150073	-3.14%	656
2010	11.106900	13.575955	22.23%	680
2009	8.938350	11.106900	24.26%	680
2008	17.113159	8.938350	-47.77%	564

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	34.597653	36.763129	6.26%	2,897
2016	28.189252	34.597653	22.73%	2,873
2015	30.789469	28.189252	-8.45%	2,951
2014	29.517377	30.789469	4.31%	2,967
2013	21.576135	29.517377	36.81%	3,589
2012	18.357664	21.576135	17.53%	4,069
2011	19.872760	18.357664	-7.62%	4,283
2010	16.082411	19.872760	23.57%	4,726
2009	13.078860	16.082411	22.96%	7,321
2008	19.774663	13.078860	-33.86%	8,061
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	31.143145	34.445309	10.60%	2,210
2016	26.010401	31.143145	19.73%	2,224
2015	27.137101	26.010401	-4.15%	2,501
2014	27.622459	27.137101	-1.76%	2,660
2013	20.115307	27.622459	37.32%	3,379
2012	17.869057	20.115307	12.57%	4,360
2011	19.415660	17.869057	-7.97%	7,476
2010	15.900436	19.415660	22.11%	15,293
2009	12.106536	15.900436	31.34%	8,098
2008	20.102337	12.106536	-39.78%	12,201
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.468930	25.223413	17.49%	5,351
2016	19.767251	21.468930	8.61%	5,646
2015	20.099590	19.767251	-1.65%	6,751
2014	18.398691	20.099590	9.24%	8,579
2013	14.398350	18.398691	27.78%	9,602
2012	12.945487	14.398350	11.22%	9,343
2011	13.199707	12.945487	-1.93%	10,341
2010	11.932366	13.199707	10.62%	11,059
2009	9.727310	11.932366	22.67%	15,789
2008	17.052689	9.727310	-42.96%	19,415
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.781484	13.255574	3.71%	6,589
2016	12.205434	12.781484	4.72%	8,436
2015	13.242372	12.205434	-7.83%	17,246
2014	10.539067	13.242372	25.65%	17,713
2013	10.503576	10.539067	0.34%	20,384
2012	9.301977	10.503576	12.92%	24,718
2011	8.969846	9.301977	3.70%	25,782
2010	7.071839	8.969846	26.84%	27,584
2009	5.546102	7.071839	27.51%	28,982
2008*	10.000000	5.546102	-44.54%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.779199	16.320770	18.44%	9,503
2016	12.659902	13.779199	8.84%	9,551
2015	12.836900	12.659902	-1.38%	18,004
2014	11.619549	12.836900	10.48%	7,724
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.608074	9.535930	-0.75%	9,387
2016	9.594573	9.608074	0.14%	9,226
2015	9.854059	9.594573	-2.63%	9,322
2014	10.036467	9.854059	-1.82%	10,000
2013	10.261925	10.036467	-2.20%	11,248
2012	10.146606	10.261925	1.14%	11,429
2011	10.251736	10.146606	-1.03%	8,689
2010	10.245163	10.251736	0.06%	9,081
2009	9.790268	10.245163	4.65%	7,684
2008*	10.000000	9.790268	-2.10%	1,033
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.995779	15.614047	11.56%	508
2016	11.850902	13.995779	18.10%	294
2015	12.752522	11.850902	-7.07%	313
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	13.015772	15.606487	19.90%	24,948
2016	13.174454	13.015772	-1.20%	31,246
2015	14.032396	13.174454	-6.11%	31,674
2014	15.636773	14.032396	-10.26%	33,610
2013	13.326827	15.636773	17.33%	31,268
2012	11.409125	13.326827	16.81%	30,391
2011	13.334389	11.409125	-14.44%	25,728
2010	12.833644	13.334389	3.90%	23,215
2009*	10.000000	12.833644	28.34%	27,021
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.204243	33.109414	21.71%	3,980
2016	26.730470	27.204243	1.77%	4,098
2015	27.090316	26.730470	-1.33%	4,098

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.167303	9.036849	-1.42%	30,142
2016	9.269498	9.167303	-1.10%	31,335
2015	9.470324	9.269498	-2.12%	32,946
2014	9.634507	9.470324	-1.70%	36,772
2013	9.800872	9.634507	-1.70%	39,781
2012	9.590532	9.800872	2.19%	40,503
2011	9.787414	9.590532	-2.01%	45,668
2010	9.514932	9.787414	2.86%	50,549
2009	8.593607	9.514932	10.72%	50,145
2008	10.160396	8.593607	-15.42%	18,564
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.296389	26.957164	15.71%	3,540
2016	21.702914	23.296389	7.34%	3,717
2015	22.317311	21.702914	-2.75%	3,742
2014	20.694220	22.317311	7.84%	3,832
2013	15.392869	20.694220	34.44%	3,923
2012	14.197303	15.392869	8.42%	3,786
2011	14.992720	14.197303	-5.31%	3,719
2010	12.490608	14.992720	20.03%	2,653
2009	9.727621	12.490608	28.40%	3,735
2008	16.442567	9.727621	-40.84%	3,504
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.776394	35.664817	33.19%	3,782
2016	27.448158	26.776394	-2.45%	2,205
2015	27.099198	27.448158	1.29%	4,901
2014	27.178412	27.099198	-0.29%	4,908
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
2008	23.119610	13.477338	-41.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.769477	10.121611	3.60%	0
2016	9.409321	9.769477	3.83%	0
2015	9.876983	9.409321	-4.73%	0
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.591453	10.614404	23.55%	21,883
2016	9.038578	8.591453	-4.95%	22,138
2015	8.972701	9.038578	0.73%	22,160
2014*	10.000000	8.972701	-10.27%	14,218

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.376771	26.640465	13.96%	5,023
2016	21.496713	23.376771	8.75%	5,380
2015	21.339780	21.496713	0.74%	6,561
2014	19.784433	21.339780	7.86%	8,573
2013	15.406366	19.784433	28.42%	26,972
2012	13.523659	15.406366	13.92%	27,920
2011	13.885036	13.523659	-2.60%	13,984
2010	12.269861	13.885036	13.16%	14,116
2009	9.811972	12.269861	25.05%	18,327
2008	16.364280	9.811972	-40.04%	19,339
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	34.119901	37.974817	11.30%	2,046
2016	29.676310	34.119901	14.97%	2,196
2015	32.346173	29.676310	-8.25%	2,422
2014	29.651819	32.346173	9.09%	2,802
2013	21.582024	29.651819	37.39%	6,520
2012	18.773867	21.582024	14.96%	7,112
2011	19.684041	18.773867	-4.62%	3,374
2010	16.372203	19.684041	20.23%	4,086
2009	12.242398	16.372203	33.73%	4,554
2008	20.212960	12.242398	-39.43%	8,374
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	2,715
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.505468	10.195769	7.26%	0
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	482
2012	12.221538	12.564421	2.81%	482
2011	11.537443	12.221538	5.93%	482
2010	10.797116	11.537443	6.86%	482
2009*	10.000000	10.797116	7.97%	482

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.595451	10.482050	-1.07%	49,004
2016	10.704493	10.595451	-1.02%	52,479
2015	10.933666	10.704493	-2.10%	50,409
2014	11.107934	10.933666	-1.57%	53,768
2013	11.395900	11.107934	-2.53%	46,466
2012	11.030626	11.395900	3.31%	42,603
2011	11.176939	11.030626	-1.31%	28,035
2010	10.876049	11.176939	2.77%	32,012
2009*	10.000000	10.876049	8.76%	22,392
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.171590	10.417010	2.41%	79
2016	10.148203	10.171590	0.23%	73
2015	10.352363	10.148203	-1.97%	71
2014	10.172145	10.352363	1.77%	74
2013	10.629848	10.172145	-4.31%	23,135
2012	9.936712	10.629848	6.98%	19,632
2011*	10.000000	9.936712	-0.63%	416
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.188482	11.88%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.293334	13.165444	27.90%	0
2016*	10.000000	10.293334	2.93%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0
2015	16.357719	16.003834	-2.16%	0
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.126936	32.498694	24.39%	956
2016	29.949762	26.126936	-12.76%	1,788
2015	27.255890	29.949762	9.88%	3,118
2014	21.259170	27.255890	28.21%	2,696
2013	14.456733	21.259170	47.05%	5,812
2012	11.296020	14.456733	27.98%	4,778
2011	10.473605	11.296020	7.85%	229
2010*	10.000000	10.473605	4.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.386883	7.075181	-4.22%	4,009
2016	5.271669	7.386883	40.12%	4,009
2015	8.129764	5.271669	-35.16%	4,216
2014	10.317543	8.129764	-21.20%	4,236
2013	9.574679	10.317543	7.76%	4,257
2012*	10.000000	9.574679	-4.25%	4,280
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.534776	7.236963	-3.95%	0
2016	5.366103	7.534776	40.41%	0
2015	8.253123	5.366103	-34.98%	308
2014	10.442632	8.253123	-20.97%	338
2013	9.669858	10.442632	7.99%	368
2012*	10.000000	9.669858	-3.30%	401
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.513078	26.455146	22.97%	7,686
2016	20.435059	21.513078	5.28%	10,813
2015	21.537047	20.435059	-5.12%	11,318
2014	22.466058	21.537047	-4.14%	12,452
2013	15.306144	22.466058	46.78%	8,391
2012	14.524156	15.306144	5.38%	9,869
2011	15.581694	14.524156	-6.79%	11,374
2010	12.580117	15.581694	23.86%	10,975
2009	8.435497	12.580117	49.13%	9,448

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.909843	12.180233	11.64%	0
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.589414	27.321003	15.82%	0
2016	21.747899	23.589414	8.47%	0
2015	21.958004	21.747899	-0.96%	0
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	178
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	35.140028	38.726386	10.21%	214
2016	28.834421	35.140028	21.87%	245
2015	31.311360	28.834421	-7.91%	278
2014	29.431927	31.311360	6.39%	331
2013	21.898322	29.431927	34.40%	1,247
2012	18.930268	21.898322	15.68%	3,617
2011	21.214186	18.930268	-10.77%	9,087
2010	17.161136	21.214186	23.62%	7,921
2009	12.319109	17.161136	39.31%	3,671
2008	19.635378	12.319109	-37.26%	3,443
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.917699	12.065735	1.24%	1,084
2016	11.690790	11.917699	1.94%	1,052
2015	12.275156	11.690790	-4.76%	1,106
2014	12.169016	12.275156	0.87%	1,460
2013	13.616534	12.169016	-10.63%	8,741
2012	12.985892	13.616534	4.86%	44,569
2011	11.899828	12.985892	9.13%	64,140
2010	11.592697	11.899828	2.65%	67,238
2009	10.771404	11.592697	7.62%	49,281
2008	11.208694	10.771404	-3.90%	48,452

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.397010	26.311827	17.48%	0
2016	20.260159	22.397010	10.55%	0
2015	22.060153	20.260159	-8.16%	0
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.629401	26.810530	8.86%	202
2016	20.551514	24.629401	19.84%	333
2015	21.383915	20.551514	-3.89%	385
2014	18.839219	21.383915	13.51%	2,118
2013	14.851686	18.839219	26.85%	4,553
2012	13.086343	14.851686	13.49%	6,774
2011	13.514572	13.086343	-3.17%	21,784
2010	11.632166	13.514572	16.18%	19,651
2009	9.177100	11.632166	26.75%	23,523
2008	12.449547	9.177100	-26.29%	23,401
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.991439	12.503995	13.76%	0
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.147169	15.709589	11.04%	0
2016	13.955650	14.147169	1.37%	0
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.086090	10.546915	4.57%	0
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.731279	9.807899	0.79%	0
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.135199	1.35%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.649232	15.988075	9.14%	0
2016	11.443418	14.649232	28.01%	0
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.579015	13.008454	12.35%	0
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	36.196786	39.733014	9.77%	76
2016	29.480674	36.196786	22.78%	731
2015	30.910301	29.480674	-4.63%	797
2014	30.112007	30.910301	2.65%	2,668
2013	21.913938	30.112007	37.41%	7,902
2012	19.390134	21.913938	13.02%	18,703
2011	19.744723	19.390134	-1.80%	27,412
2010	16.069221	19.744723	22.87%	30,257
2009	13.162024	16.069221	22.09%	3,138
2008	19.511021	13.162024	-32.54%	2,710
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	24.007451	28.418282	18.37%	0
2016	22.059658	24.007451	8.83%	0
2015	22.396047	22.059658	-1.50%	0
2014	20.277739	22.396047	10.45%	214
2013	15.766615	20.277739	28.61%	244
2012	13.983105	15.766615	12.75%	1,557
2011	14.090582	13.983105	-0.76%	4,023
2010	12.598052	14.090582	11.85%	3,835
2009	10.235430	12.598052	23.08%	4,820
2008	16.723589	10.235430	-38.80%	4,777
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.185390	25.036797	24.03%	180
2016	19.203803	20.185390	5.11%	216
2015	20.214564	19.203803	-5.00%	242
2014	19.198411	20.214564	5.29%	431
2013	16.271558	19.198411	17.99%	2,628
2012	15.130188	16.271558	7.54%	4,199
2011	14.248269	15.130188	6.19%	11,787
2010	12.682796	14.248269	12.34%	14,005
2009	10.625956	12.682796	19.36%	2,140
2008	15.484277	10.625956	-31.38%	3,618

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.543698	23.737238	21.46%	0
2016	17.135713	19.543698	14.05%	0
2015	18.002210	17.135713	-4.81%	0
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.101833	10.204689	1.02%	0
2016	9.494878	10.101833	6.39%	0
2015	9.820812	9.494878	-3.32%	0
2014	9.999929	9.820812	-1.79%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.508602	13.518689	8.08%	0
2016	13.409638	12.508602	-6.72%	0
2015	14.676769	13.409638	-8.63%	0
2014	15.232712	14.676769	-3.65%	0
2013	13.434383	15.232712	13.39%	0
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.282113	12.443992	1.32%	0
2016	12.147842	12.282113	1.11%	0
2015	12.495095	12.147842	-2.78%	0
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	95
2012	11.757239	12.564746	6.87%	95
2011	11.804436	11.757239	-0.40%	95
2010	11.163853	11.804436	5.74%	471
2009	9.514651	11.163853	17.33%	861
2008	10.539678	9.514651	-9.73%	3,393

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.920793	15.334312	10.15%	0
2016	13.546358	13.920793	2.76%	0
2015	13.946345	13.546358	-2.87%	366
2014	13.704834	13.946345	1.76%	394
2013	12.398441	13.704834	10.54%	422
2012	11.379419	12.398441	8.95%	449
2011	11.702681	11.379419	-2.76%	476
2010	10.648227	11.702681	9.90%	19,781
2009	8.797094	10.648227	21.04%	43,740
2008	12.039071	8.797094	-26.93%	43,765
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.522513	16.488372	13.54%	0
2016	14.055425	14.522513	3.32%	0
2015	14.460079	14.055425	-2.80%	0
2014	14.157491	14.460079	2.14%	14,908
2013	12.537828	14.157491	12.92%	14,908
2012	11.355946	12.537828	10.41%	14,908
2011	11.774845	11.355946	-3.56%	30,523
2010	10.546772	11.774845	11.64%	46,790
2009	8.401962	10.546772	25.53%	56,736
2008	12.804368	8.401962	-34.38%	57,703
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.225639	17.945950	17.87%	0
2016	14.656811	15.225639	3.88%	0
2015	15.089502	14.656811	-2.87%	3,974
2014	14.752886	15.089502	2.28%	4,417
2013	12.443752	14.752886	18.56%	4,855
2012	11.064163	12.443752	12.47%	5,338
2011	11.659781	11.064163	-5.11%	5,885
2010	10.302965	11.659781	13.17%	20,375
2009	8.043137	10.302965	28.10%	32,716
2008	13.322549	8.043137	-39.63%	37,567
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.863755	15.062027	-5.05%	0
2016	12.167618	15.863755	30.38%	0
2015	15.723578	12.167618	-22.62%	0
2014	18.458904	15.723578	-14.82%	0
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
2008	21.543912	9.591436	-55.48%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.389871	24.631280	10.01%	105
2016	19.477762	22.389871	14.95%	115
2015	20.829407	19.477762	-6.49%	130
2014	19.663313	20.829407	5.93%	1,580
2013	15.752712	19.663313	24.82%	13,459
2012	13.782098	15.752712	14.30%	18,534
2011	14.021290	13.782098	-1.71%	37,206
2010	12.494586	14.021290	12.22%	32,410
2009	9.851363	12.494586	26.83%	20,872
2008	17.642038	9.851363	-44.16%	22,086
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.969678	30.241666	31.66%	100
2016	23.392298	22.969678	-1.81%	182
2015	22.408104	23.392298	4.39%	194
2014	20.670881	22.408104	8.40%	212
2013	15.564680	20.670881	32.81%	1,870
2012	13.933293	15.564680	11.71%	3,014
2011	14.272534	13.933293	-2.38%	9,301
2010	11.799969	14.272534	20.95%	4,337
2009	9.443148	11.799969	24.96%	3,069
2008	18.354004	9.443148	-48.55%	2,857
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.542341	12.737353	1.55%	34,396
2016	12.292872	12.542341	2.03%	40,434
2015	12.696625	12.292872	-3.18%	41,898
2014	12.310580	12.696625	3.14%	68,199
2013	12.873058	12.310580	-4.37%	146,687
2012	12.484039	12.873058	3.12%	285,528
2011	11.943367	12.484039	4.53%	658,180
2010	11.372363	11.943367	5.02%	1,202,299
2009	10.085775	11.372363	12.76%	1,758,339
2008	10.698836	10.085775	-5.73%	1,717,061
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	35.019712	41.222798	17.71%	177
2016	32.039923	35.019712	9.30%	204
2015	33.354349	32.039923	-3.94%	223
2014	32.214059	33.354349	3.54%	514
2013	24.279764	32.214059	32.68%	7,661
2012	21.704664	24.279764	11.86%	16,748
2011	24.931965	21.704664	-12.94%	36,682
2010	19.857680	24.931965	25.55%	37,042
2009	14.551074	19.857680	36.47%	40,691
2008	24.674874	14.551074	-41.03%	39,226

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.550242	23.548243	26.94%	172
2016	20.051855	18.550242	-7.49%	197
2015	19.879191	20.051855	0.87%	205
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.682536	11.839076	1.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	28.350989	32.970952	16.30%	0
2016	26.568018	28.350989	6.71%	0
2015	28.104146	26.568018	-5.47%	0
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	328
2010	15.632125	19.285662	23.37%	328
2009	10.186508	15.632125	53.46%	520
2008	21.415648	10.186508	-52.43%	662
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.935572	13.052139	9.35%	0
2016	10.798662	11.935572	10.53%	0
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.141147	15.145641	7.10%	0
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	255
2012	11.191147	12.310167	10.00%	255
2011	11.193004	11.191147	-0.02%	344
2010	10.172991	11.193004	10.03%	8,601
2009	7.682907	10.172991	32.41%	9,175
2008	11.185080	7.682907	-31.31%	18,280

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.256411	28.558156	17.73%	0
2016	21.404646	24.256411	13.32%	0
2015	22.749712	21.404646	-5.91%	0
2014	21.428012	22.749712	6.17%	343
2013	16.920035	21.428012	26.64%	343
2012	15.476872	16.920035	9.32%	343
2011	14.951559	15.476872	3.51%	3,114
2010	12.691092	14.951559	17.81%	3,291
2009	11.075583	12.691092	14.59%	10,919
2008	15.559038	11.075583	-28.82%	13,497
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	33.675477	36.389366	8.06%	3,672
2016	26.487400	33.675477	27.14%	5,133
2015	29.288555	26.487400	-9.56%	6,045
2014	29.823297	29.288555	-1.79%	9,674
2013	22.417039	29.823297	33.04%	19,902
2012	19.391936	22.417039	15.60%	53,311
2011	20.633627	19.391936	-6.02%	130,133
2010	16.478949	20.633627	25.21%	224,027
2009	13.066078	16.478949	26.12%	351,235
2008	19.976991	13.066078	-34.59%	5,982
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.355467	11.457143	37.12%	0
2016	7.285226	8.355467	14.69%	0
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.818404	21.445289	13.96%	177
2016	17.979933	18.818404	4.66%	280
2015	19.691348	17.979933	-8.69%	287
2014	22.691438	19.691348	-13.22%	433
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.046217	9.004325	-0.46%	0
2016	8.998871	9.046217	0.53%	0
2015	9.630044	8.998871	-6.55%	0
2014	9.684288	9.630044	-0.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.706970	11.827064	10.46%	0
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.718060	9.839052	1.25%	0
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.071318	17.455718	24.05%	0
2016	14.124138	14.071318	-0.37%	0
2015	13.808163	14.124138	2.29%	0
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	0
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.033194	14.592861	11.97%	0
2016	11.793609	13.033194	10.51%	0
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.145333	15.679823	19.28%	0
2016	13.384233	13.145333	-1.78%	0
2015	13.565050	13.384233	-1.33%	0
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	450
2012*	10.000000	9.670053	-3.30%	10,936
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.686495	14.653160	15.50%	0
2016	13.333404	12.686495	-4.85%	0
2015	14.897847	13.333404	-10.50%	0
2014	16.104430	14.897847	-7.49%	2,108
2013	13.179544	16.104430	22.19%	2,196
2012	11.325604	13.179544	16.37%	5,028
2011	12.498301	11.325604	-9.38%	5,028
2010	11.777147	12.498301	6.12%	0
2009*	10.000000	11.777147	17.77%	1,260

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.944283	12.443400	4.18%	0
2016	10.526887	11.944283	13.46%	0
2015	11.530315	10.526887	-8.70%	0
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.738700	15.786241	23.92%	299
2016	12.292652	12.738700	3.63%	346
2015	13.360814	12.292652	-7.99%	379
2014	12.684181	13.360814	5.33%	712
2013	9.996521	12.684181	26.89%	735
2012*	10.000000	9.996521	-0.03%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.219236	24.480086	15.37%	0
2016	20.827941	21.219236	1.88%	0
2015	21.242000	20.827941	-1.95%	0
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.699457	9.789729	0.93%	0
2016	9.716363	9.699457	-0.17%	0
2015*	10.000000	9.716363	-2.84%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	29.067699	36.901789	26.95%	0
2016	29.198141	29.067699	-0.45%	0
2015	26.712047	29.198141	9.31%	0
2014	25.219353	26.712047	5.92%	270
2013	19.731658	25.219353	27.81%	6,317
2012	16.314966	19.731658	20.94%	16,207
2011	17.953094	16.314966	-9.12%	35,043
2010	17.266141	17.953094	3.98%	34,657
2009	12.109370	17.266141	42.58%	26,988
2008	22.268831	12.109370	-45.62%	26,334
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.860237	22.445539	41.52%	0
2016	14.264864	15.860237	11.18%	0
2015	13.959645	14.264864	2.19%	0
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.583837	27.571396	27.74%	0
2016	23.691030	21.583837	-8.89%	0
2015	26.603914	23.691030	-10.95%	0
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.379328	10.460146	24.83%	0
2016	7.104093	8.379328	17.95%	0
2015	9.100431	7.104093	-21.94%	0
2014	9.772696	9.100431	-6.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.843296	15.845110	23.37%	0
2016	12.087924	12.843296	6.25%	0
2015	12.650319	12.087924	-4.45%	0
2014	14.004447	12.650319	-9.67%	161
2013	10.155352	14.004447	37.90%	141
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.945906	30.879819	14.60%	10,795
2016	24.251604	26.945906	11.11%	15,447
2015	25.069404	24.251604	-3.26%	17,061
2014	23.295945	25.069404	7.61%	28,856
2013	17.593622	23.295945	32.41%	67,227
2012	15.548515	17.593622	13.15%	180,262
2011	15.996542	15.548515	-2.80%	440,419
2010	14.729169	15.996542	8.60%	722,394
2009	12.318074	14.729169	19.57%	838,862
2008	18.756381	12.318074	-34.33%	54,039
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	15.019142	18.600999	23.85%	346
2016	14.810600	15.019142	1.41%	382
2015	14.265399	14.810600	3.82%	446
2014	14.445084	14.265399	-1.24%	762
2013	11.589726	14.445084	24.64%	1,316
2012	10.238174	11.589726	13.20%	3,168
2011	10.673806	10.238174	-4.08%	6,844
2010*	10.000000	10.673806	6.74%	3,915

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.984569	12.490747	25.10%	0
2016	9.659862	9.984569	3.36%	0
2015*	10.000000	9.659862	-3.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.765779	12.167360	3.41%	511
2016	11.381188	11.765779	3.38%	1,106
2015	11.752911	11.381188	-3.16%	1,379
2014	11.189221	11.752911	5.04%	2,020
2013	11.525382	11.189221	-2.92%	2,059
2012	10.809684	11.525382	6.62%	6,232
2011	10.501649	10.809684	2.93%	26,755
2010	10.064089	10.501649	4.35%	30,631
2009	9.422377	10.064089	6.81%	30,170
2008	10.775844	9.422377	-12.56%	1,320,597
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.914915	22.382627	7.02%	0
2016	19.367555	20.914915	7.99%	0
2015	20.069614	19.367555	-3.50%	0
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.169552	10.078005	9.91%	0
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.807345	18.141363	14.77%	124
2016	14.582046	15.807345	8.40%	146
2015	16.085964	14.582046	-9.35%	155
2014	16.820347	16.085964	-4.37%	162
2013	13.057053	16.820347	28.82%	752
2012	10.904628	13.057053	19.74%	1,508
2011	11.269173	10.904628	-3.23%	1,701
2010*	10.000000	11.269173	12.69%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.254589	24.625927	5.90%	317
2016	19.808764	23.254589	17.40%	522
2015	21.228490	19.808764	-6.69%	594
2014	19.247223	21.228490	10.29%	2,233
2013	14.969107	19.247223	28.58%	9,890
2012	13.395155	14.969107	11.75%	14,547
2011	13.650464	13.395155	-1.87%	67,596
2010	12.353990	13.650464	10.49%	69,638
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	14.046172	15.883432	13.08%	176,242
2016	13.195661	14.046172	6.45%	207,205
2015	13.381539	13.195661	-1.39%	240,851
2014	13.052206	13.381539	2.52%	266,477
2013	10.841715	13.052206	20.39%	260,762
2012	9.595173	10.841715	12.99%	1,097,624
2011	9.735136	9.595173	-1.44%	2,095,301
2010	8.899746	9.735136	9.39%	2,198,875
2009	7.384802	8.899746	20.51%	2,162,923
2008	10.769435	7.384802	-31.43%	2,142,414
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.488004	10.571158	0.79%	255,246
2016	10.462399	10.488004	0.24%	237,188
2015	10.739006	10.462399	-2.58%	252,145
2014	10.475888	10.739006	2.51%	261,669
2013	11.011421	10.475888	-4.86%	250,291
2012	10.743477	11.011421	2.49%	1,021,294
2011	10.405675	10.743477	3.25%	1,815,154
2010	10.053791	10.405675	3.50%	1,848,068
2009	9.180297	10.053791	9.51%	1,784,460
2008	10.431022	9.180297	-11.99%	1,896,531
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.406947	18.426401	27.90%	708
2016	14.725097	14.406947	-2.16%	827
2015	14.153419	14.725097	4.04%	912
2014	14.232791	14.153419	-0.56%	1,263
2013	11.330067	14.232791	25.62%	6,531
2012	9.504160	11.330067	19.21%	19,164
2011	10.731545	9.504160	-11.44%	40,747
2010	9.873794	10.731545	8.69%	38,714
2009	7.140620	9.873794	38.28%	24,650
2008	11.917257	7.140620	-40.08%	23,997

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.981141	18.697003	24.80%	951
2016	14.065729	14.981141	6.51%	1,141
2015	13.534366	14.065729	3.93%	1,437
2014	12.825476	13.534366	5.53%	3,262
2013	10.133417	12.825476	26.57%	13,670
2012	8.839576	10.133417	14.64%	30,533
2011	9.497129	8.839576	-6.92%	64,833
2010	8.228464	9.497129	15.42%	62,750
2009	6.071730	8.228464	35.52%	63,496
2008	11.146413	6.071730	-45.53%	109,938
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.300570	15.837083	19.07%	183,772
2016	12.260371	13.300570	8.48%	206,926
2015	12.420477	12.260371	-1.29%	225,908
2014	11.539200	12.420477	7.64%	247,915
2013	8.886886	11.539200	29.85%	252,332
2012	7.774651	8.886886	14.31%	1,339,935
2011	8.143431	7.774651	-4.53%	2,534,523
2010	7.514524	8.143431	8.37%	2,600,691
2009	5.888236	7.514524	27.62%	2,484,107
2008	9.736275	5.888236	-39.52%	2,412,154
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.592858	27.115516	14.93%	2,040
2016	20.547997	23.592858	14.82%	4,548
2015	22.509221	20.547997	-8.71%	5,177
2014	21.161959	22.509221	6.37%	8,558
2013	16.016942	21.161959	32.12%	25,886
2012	13.880964	16.016942	15.39%	62,394
2011	14.586241	13.880964	-4.84%	99,139
2010	12.938547	14.586241	12.73%	170,252
2009	10.329810	12.938547	25.25%	71,895
2008	16.850630	10.329810	-38.70%	177,026
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.284282	10.738109	15.66%	0
2016	9.232459	9.284282	0.56%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.305322	20.126810	4.26%	0
2016	17.317083	19.305322	11.48%	0
2015	18.208675	17.317083	-4.90%	0
2014	18.183144	18.208675	0.14%	0
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
2009	9.734279	13.878228	42.57%	0
2008	13.843431	9.734279	-29.68%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.111419	15.974610	21.84%	887
2016	11.824575	13.111419	10.88%	1,067
2015	12.255336	11.824575	-3.51%	1,180
2014	11.777741	12.255336	4.06%	1,265
2013	8.402943	11.777741	40.16%	1,424
2012	7.365606	8.402943	14.08%	2,106
2011	8.537717	7.365606	-13.73%	6,628
2010	7.577228	8.537717	12.68%	5,247
2009	5.072828	7.577228	49.37%	5,108
2008*	10.000000	5.072828	-49.27%	4,878
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.747317	17.046499	15.59%	16,436
2016	13.714795	14.747317	7.53%	24,340
2015	14.103877	13.714795	-2.76%	27,198
2014	13.069683	14.103877	7.91%	45,573
2013	9.659900	13.069683	35.30%	102,506
2012	8.881865	9.659900	8.76%	261,334
2011	9.402248	8.881865	-5.53%	589,409
2010	7.792321	9.402248	20.66%	1,044,263
2009	6.078957	7.792321	28.19%	1,734,812
2008*	10.000000	6.078957	-39.21%	1,996,704
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.140727	14.203692	16.99%	0
2016	11.472550	12.140727	5.82%	0
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	9,528
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.830763	12.945915	9.43%	136,788
2016	11.417279	11.830763	3.62%	162,869
2015	11.817255	11.417279	-3.38%	257,519
2014	11.603013	11.817255	1.85%	275,927
2013	10.363223	11.603013	11.96%	319,507
2012	9.556212	10.363223	8.44%	1,371,213
2011	9.919113	9.556212	-3.66%	2,178,519
2010	9.200321	9.919113	7.81%	2,301,383
2009	7.863141	9.200321	17.01%	1,169,541
2008*	10.000000	7.863141	-21.37%	1,176,900

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.161407	13.753632	13.09%	0
2016	11.603666	12.161407	4.81%	0
2015	12.042961	11.603666	-3.65%	0
2014	11.779452	12.042961	2.24%	157,902
2013	9.949099	11.779452	18.40%	478,735
2012	8.965881	9.949099	10.97%	671,582
2011	9.509062	8.965881	-5.71%	787,757
2010	8.664336	9.509062	9.75%	778,053
2009	7.146054	8.664336	21.25%	337,648
2008*	10.000000	7.146054	-28.54%	347,014
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	11.032635	11.459157	3.87%	12,114
2016	10.799232	11.032635	2.16%	19,008
2015	11.140897	10.799232	-3.07%	20,468
2014	11.040635	11.140897	0.91%	21,843
2013	10.774821	11.040635	2.47%	23,330
2012	10.265025	10.774821	4.97%	14,116
2011	10.365215	10.265025	-0.97%	20,630
2010	9.938708	10.365215	4.29%	9,446
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.340308	11.589091	12.08%	0
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.345837	11.900959	15.03%	0
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	12.026417	13.385268	11.30%	277,402
2016	11.537488	12.026417	4.24%	342,601
2015	11.942465	11.537488	-3.39%	371,054
2014	11.695385	11.942465	2.11%	369,372
2013	10.166637	11.695385	15.04%	294,810
2012	9.265691	10.166637	9.72%	229,273
2011	9.714820	9.265691	-4.62%	401,478
2010	8.932762	9.714820	8.75%	1,428,177
2009	7.501354	8.932762	19.08%	181,094
2008*	10.000000	7.501354	-24.99%	181,094

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.103932	13.956212	15.30%	14,163
2016	11.519880	12.103932	5.07%	27,702
2015	11.977746	11.519880	-3.82%	30,567
2014	11.730874	11.977746	2.10%	35,736
2013	9.666390	11.730874	21.36%	39,446
2012	8.639404	9.666390	11.89%	340,180
2011	9.280464	8.639404	-6.91%	412,374
2010	8.387218	9.280464	10.65%	431,661
2009	6.785554	8.387218	23.60%	93,458
2008*	10.000000	6.785554	-32.14%	128,560
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.649162	12.500791	7.31%	24,890
2016	11.253731	11.649162	3.51%	26,863
2015	11.648661	11.253731	-3.39%	28,944
2014	11.461134	11.648661	1.64%	30,973
2013	10.551115	11.461134	8.62%	33,021
2012	9.819396	10.551115	7.45%	49,358
2011	10.082438	9.819396	-2.61%	66,007
2010	9.469522	10.082438	6.47%	62,363
2009	8.240441	9.469522	14.92%	41,829
2008*	10.000000	8.240441	-17.60%	53,189
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.401469	11.599636	1.74%	26,412
2016	11.118568	11.401469	2.54%	25,851
2015	11.487301	11.118568	-3.21%	26,787
2014	11.237923	11.487301	2.22%	43,575
2013	11.758689	11.237923	-4.43%	87,419
2012	11.203987	11.758689	4.95%	154,689
2011	10.799155	11.203987	3.75%	423,048
2010	10.356999	10.799155	4.27%	804,154
2009	9.767091	10.356999	6.04%	1,199,554
2008*	10.000000	9.767091	-2.33%	936
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.203368	12.366291	1.34%	892
2016	12.092815	12.203368	0.91%	865
2015	12.448240	12.092815	-2.86%	899
2014	12.154467	12.448240	2.42%	1,283
2013	12.707335	12.154467	-4.35%	1,878
2012	12.149128	12.707335	4.59%	4,987
2011	11.731232	12.149128	3.56%	8,556
2010	11.111871	11.731232	5.57%	8,547
2009	9.772882	11.111871	13.70%	5,788
2008*	10.000000	9.772882	-2.27%	6,758
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.663524	13.427397	15.12%	0
2016	10.722398	11.663524	8.78%	0
2015	11.338673	10.722398	-5.44%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.218060	12.470546	11.16%	0
2016	10.561144	11.218060	6.22%	0
2015	11.009263	10.561144	-4.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.552658	32.482649	37.92%	0
2016	22.439639	23.552658	4.96%	0
2015	27.433370	22.439639	-18.20%	0
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.201314	11.166794	-0.31%	28,640
2016	11.385682	11.201314	-1.62%	34,085
2015	11.672401	11.385682	-2.46%	34,274
2014	11.431002	11.672401	2.11%	55,392
2013	12.200936	11.431002	-6.31%	116,965
2012	12.124667	12.200936	0.63%	266,046
2011	11.575769	12.124667	4.74%	551,483
2010	11.313330	11.575769	2.32%	945,573
2009	11.282253	11.313330	0.28%	1,546,957
2008	10.725721	11.282253	5.19%	1,853,846
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.361104	8.199563	-1.93%	9,062
2016	8.561118	8.361104	-2.34%	9,182
2015	8.767145	8.561118	-2.35%	10,821
2014	8.978134	8.767145	-2.35%	10,241
2013	9.194196	8.978134	-2.35%	20,479
2012	9.416070	9.194196	-2.36%	95,318
2011	9.642034	9.416070	-2.34%	273,029
2010	9.874059	9.642034	-2.35%	307,190
2009	10.107442	9.874059	-2.31%	372,347
2008	10.142390	10.107442	-0.34%	315,759
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.729274	9.591887	24.10%	0
2016	7.864929	7.729274	-1.72%	0
2015	8.322302	7.864929	-5.50%	0
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	775
2011	7.561895	6.646020	-12.11%	6,526
2010	6.852649	7.561895	10.35%	4,752
2009	5.421013	6.852649	26.41%	5,091
2008*	10.000000	5.421013	-45.79%	131

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.479686	10.306286	21.54%	0
2016	8.638018	8.479686	-1.83%	0
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	972
2012	7.179187	8.286807	15.43%	2,076
2011	8.435671	7.179187	-14.89%	3,080
2010	8.043441	8.435671	4.88%	937
2009	6.404701	8.043441	25.59%	897
2008	11.525594	6.404701	-44.43%	883
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.645880	26.191071	15.65%	1,400
2016	21.183667	22.645880	6.90%	3,114
2015	21.912223	21.183667	-3.32%	13,853
2014	21.373992	21.912223	2.52%	88,833
2013	17.201230	21.373992	24.26%	112,264
2012	15.198982	17.201230	13.17%	169,825
2011	16.200999	15.198982	-6.18%	359,919
2010	14.473283	16.200999	11.94%	470,824
2009	11.651691	14.473283	24.22%	1,019,904
2008	18.893750	11.651691	-38.33%	1,196,998
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.798571	16.060412	8.53%	39,133
2016	14.255240	14.798571	3.81%	43,216
2015	14.623721	14.255240	-2.52%	62,439
2014	14.319083	14.623721	2.13%	76,425
2013	12.928140	14.319083	10.76%	74,256
2012	12.103914	12.928140	6.81%	161,120
2011	12.285861	12.103914	-1.48%	430,034
2010	11.456955	12.285861	7.23%	371,985
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.071908	19.140777	12.12%	0
2016	16.225805	17.071908	5.21%	0
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	2,345
2013	13.934452	16.259744	16.69%	38,618
2012	12.713199	13.934452	9.61%	38,291
2011	13.141486	12.713199	-3.26%	38,761
2010	12.012377	13.141486	9.40%	38,761
2009*	10.000000	12.012377	20.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.671945	13.078211	3.21%	24,509
2016	12.445410	12.671945	1.82%	25,729
2015	12.711262	12.445410	-2.09%	27,022
2014	12.529712	12.711262	1.45%	38,453
2013	12.239845	12.529712	2.37%	40,239
2012	11.918288	12.239845	2.70%	53,108
2011	11.856895	11.918288	0.52%	33,164
2010	11.466489	11.856895	3.40%	41,734
2009	10.764505	11.466489	6.52%	145,778
2008	11.730073	10.764505	-8.23%	154,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.813859	19.645284	10.28%	367,249
2016	17.025222	17.813859	4.63%	375,960
2015	17.493517	17.025222	-2.68%	401,097
2014	17.032048	17.493517	2.71%	554,199
2013	14.955172	17.032048	13.89%	585,627
2012	13.821533	14.955172	8.20%	953,960
2011	14.159159	13.821533	-2.38%	2,015,645
2010	13.072959	14.159159	8.31%	4,729,017
2009	11.237250	13.072959	16.34%	6,185,324
2008	14.983500	11.237250	-25.00%	6,489,256
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.604046	23.477283	13.95%	6,840
2016	19.448911	20.604046	5.94%	10,949
2015	20.063431	19.448911	-3.06%	15,471
2014	19.575898	20.063431	2.49%	161,905
2013	16.381137	19.575898	19.50%	273,288
2012	14.747040	16.381137	11.08%	469,614
2011	15.429355	14.747040	-4.42%	741,531
2010	14.003189	15.429355	10.18%	921,920
2009	11.528165	14.003189	21.47%	1,310,606
2008	17.207732	11.528165	-33.01%	1,500,926

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.286607	16.303499	6.65%	61,743
2016	14.808900	15.286607	3.23%	65,453
2015	15.169941	14.808900	-2.38%	78,307
2014	14.832053	15.169941	2.28%	111,102
2013	13.746282	14.832053	7.90%	124,013
2012	13.030269	13.746282	5.49%	497,656
2011	13.073475	13.030269	-0.33%	1,531,595
2010	12.337256	13.073475	5.97%	1,849,203
2009	11.028259	12.337256	11.87%	1,959,970
2008	13.293726	11.028259	-17.04%	2,042,488
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.817690	27.074002	24.09%	0
2016	21.622445	21.817690	0.90%	177
2015	21.124089	21.622445	2.36%	178
2014	19.926302	21.124089	6.01%	628
2013	14.972672	19.926302	33.08%	7,289
2012	12.948434	14.972672	15.63%	9,006
2011	13.598696	12.948434	-4.78%	30,284
2010	12.832801	13.598696	5.97%	45,898
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.012756	11.494532	14.80%	0
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	0
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.604125	12.602538	18.85%	0
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.300051	38.781896	13.07%	0
2016	29.198758	34.300051	17.47%	0
2015	30.678969	29.198758	-4.82%	0
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	0
2012	19.266223	22.099580	14.71%	404
2011	20.244067	19.266223	-4.83%	3,795
2010	16.426672	20.244067	23.24%	4,463
2009	12.300771	16.426672	33.54%	4,065
2008	19.827051	12.300771	-37.96%	3,963

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.879812	14.412752	3.84%	1,264
2016	13.081721	13.879812	6.10%	1,251
2015	13.795289	13.081721	-5.17%	1,363
2014	13.599128	13.795289	1.44%	1,525
2013	14.084791	13.599128	-3.45%	11,947
2012	12.850405	14.084791	9.61%	14,591
2011	12.467171	12.850405	3.07%	45,150
2010	11.544789	12.467171	7.99%	44,146
2009	9.505138	11.544789	21.46%	36,832
2008	11.768953	9.505138	-19.24%	36,564
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.327199	11.434722	22.60%	17,634
2016	9.793117	9.327199	-4.76%	31,373
2015	10.094925	9.793117	-2.99%	32,225
2014	10.479595	10.094925	-3.67%	57,885
2013	8.863522	10.479595	18.23%	127,842
2012	7.857747	8.863522	12.80%	304,394
2011	8.903358	7.857747	-11.74%	571,634
2010	8.011424	8.903358	11.13%	890,750
2009	6.027735	8.011424	32.91%	1,445,542
2008*	10.000000	6.027735	-39.72%	1,390,143
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.215152	15.813837	19.66%	508
2016	12.890204	13.215152	2.52%	707
2015	13.946035	12.890204	-7.57%	713
2014	15.811943	13.946035	-11.80%	720
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.517844	17.145614	26.84%	6,489
2016	13.572150	13.517844	-0.40%	10,559
2015	13.476994	13.572150	0.71%	10,991
2014	12.529739	13.476994	7.56%	19,130
2013	9.545970	12.529739	31.26%	42,773
2012	8.417595	9.545970	13.40%	109,157
2011	8.907693	8.417595	-5.50%	255,967
2010	7.907436	8.907693	12.65%	444,491
2009	6.260205	7.907436	26.31%	827,688
2008*	10.000000	6.260205	-37.40%	1,001

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.670458	15.267496	11.68%	0
2016	12.062934	13.670458	13.33%	0
2015	12.792915	12.062934	-5.71%	0
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	447
2010	7.774100	8.559142	10.10%	420
2009	6.248393	7.774100	24.42%	955
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.608807	16.947762	24.54%	8,047
2016	13.139704	13.608807	3.57%	13,301
2015	13.502645	13.139704	-2.69%	13,780
2014	13.331728	13.502645	1.28%	26,250
2013	9.849779	13.331728	35.35%	58,828
2012	8.798826	9.849779	11.94%	146,795
2011	9.429899	8.798826	-6.69%	326,296
2010	7.635585	9.429899	23.50%	561,014
2009	6.171167	7.635585	23.73%	743,090
2008*	10.000000	6.171167	-38.29%	638,318
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.687416	19.663404	11.17%	6,375
2016	15.402009	17.687416	14.84%	11,514
2015	16.241379	15.402009	-5.17%	12,568
2014	14.213101	16.241379	14.27%	24,979
2013	10.727602	14.213101	32.49%	61,073
2012	9.442862	10.727602	13.61%	169,890
2011	9.899476	9.442862	-4.61%	360,081
2010	8.473892	9.899476	16.82%	536,023
2009	6.651221	8.473892	27.40%	703,529
2008*	10.000000	6.651221	-33.49%	1,088,527
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	21.077157	25.656470	21.73%	0
2016	19.973474	21.077157	5.53%	0
2015	20.346447	19.973474	-1.83%	0
2014	20.320369	20.346447	0.13%	0
2013	14.455687	20.320369	40.57%	3,287
2012	13.090457	14.455687	10.43%	4,141
2011	13.521315	13.090457	-3.19%	5,467
2010	11.067857	13.521315	22.17%	5,069
2009	8.911497	11.067857	24.20%	5,576
2008	17.070507	8.911497	-47.80%	4,891

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	34.352879	36.484414	6.20%	0
2016	28.004102	34.352879	22.67%	0
2015	30.602906	28.004102	-8.49%	0
2014	29.353539	30.602906	4.26%	0
2013	21.467340	29.353539	36.74%	134
2012	18.274469	21.467340	17.47%	310
2011	19.792806	18.274469	-7.67%	1,459
2010	16.025902	19.792806	23.51%	1,050
2009	13.039574	16.025902	22.90%	1,324
2008	19.725378	13.039574	-33.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.922797	34.184148	10.55%	0
2016	25.839547	30.922797	19.67%	0
2015	26.972648	25.839547	-4.20%	0
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	84
2012	17.788073	20.013871	12.51%	606
2011	19.337540	17.788073	-8.01%	4,204
2010	15.844558	19.337540	22.05%	3,936
2009	12.070166	15.844558	31.27%	4,833
2008	20.052236	12.070166	-39.81%	117,866
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.316996	25.032136	17.43%	10,410
2016	19.637371	21.316996	8.55%	15,948
2015	19.977756	19.637371	-1.70%	17,770
2014	18.296521	19.977756	9.19%	31,605
2013	14.325722	18.296521	27.72%	76,612
2012	12.886807	14.325722	11.17%	174,865
2011	13.146590	12.886807	-1.98%	384,991
2010	11.890424	13.146590	10.56%	698,788
2009	9.698093	11.890424	22.61%	1,042,505
2008	17.010187	9.698093	-42.99%	1,303,617
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.724885	13.190145	3.66%	0
2016	12.157584	12.724885	4.67%	0
2015	13.197217	12.157584	-7.88%	0
2014	10.508510	13.197217	25.59%	0
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
2008*	10.000000	5.544191	-44.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.753359	16.281843	18.38%	0
2016	12.642615	13.753359	8.79%	0
2015	12.825940	12.642615	-1.43%	0
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.565548	9.488896	-0.80%	1,044
2016	9.556983	9.565548	0.09%	1,325
2015	9.820491	9.556983	-2.68%	1,327
2014	10.007395	9.820491	-1.87%	1,755
2013	10.237444	10.007395	-2.25%	6,351
2012	10.127604	10.237444	1.08%	34,470
2011	10.237763	10.127604	-1.08%	73,590
2010	10.236421	10.237763	0.01%	79,517
2009	9.786923	10.236421	4.59%	77,941
2008*	10.000000	9.786923	-2.13%	28,640
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.969584	15.576868	11.51%	0
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.964821	15.537464	19.84%	14,651
2016	13.129569	12.964821	-1.25%	25,718
2015	13.991760	13.129569	-6.16%	25,070
2014	15.599475	13.991760	-10.31%	42,164
2013	13.301835	15.599475	17.27%	90,309
2012	11.393575	13.301835	16.75%	218,387
2011	13.323024	11.393575	-14.48%	411,702
2010	12.829265	13.323024	3.85%	622,713
2009*	10.000000	12.829265	28.29%	996,028
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	27.010041	32.856292	21.64%	0
2016	26.553196	27.010041	1.72%	0
2015	26.924440	26.553196	-1.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.102431	8.968322	-1.47%	28,432
2016	9.208617	9.102431	-1.15%	27,845
2015	9.412928	9.208617	-2.17%	27,602
2014	9.581015	9.412928	-1.75%	32,703
2013	9.751447	9.581015	-1.75%	51,344
2012	9.547057	9.751447	2.14%	125,523
2011	9.748031	9.547057	-2.06%	419,253
2010	9.481500	9.748031	2.81%	774,037
2009	8.567794	9.481500	10.66%	1,149,766
2008	10.135052	8.567794	-15.46%	1,990,849
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	23.133984	26.755589	15.65%	0
2016	21.562613	23.133984	7.29%	0
2015	22.184396	21.562613	-2.80%	0
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	395
2012	14.134441	15.316853	8.37%	434
2011	14.933971	14.134441	-5.35%	806
2010	12.448019	14.933971	19.97%	809
2009	9.699424	12.448019	28.34%	1,159
2008	16.403325	9.699424	-40.87%	1,170
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.586891	35.394351	33.13%	0
2016	27.267817	26.586891	-2.50%	0
2015	26.934942	27.267817	1.24%	0
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.748619	10.094844	3.55%	0
2016	9.394021	9.748619	3.77%	0
2015	9.865970	9.394021	-4.78%	0
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.579736	10.594520	23.48%	0
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.211359	26.438474	13.90%	9,595
2016	21.355502	23.211359	8.69%	15,270
2015	21.210464	21.355502	0.68%	17,122
2014	19.674607	21.210464	7.81%	30,461
2013	15.328684	19.674607	28.35%	74,045
2012	13.462369	15.328684	13.86%	167,704
2011	13.829177	13.462369	-2.65%	382,826
2010	12.226742	13.829177	13.11%	684,638
2009	9.782496	12.226742	24.99%	966,970
2008	16.323497	9.782496	-40.07%	1,137,907
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	33.878386	37.686781	11.24%	33
2016	29.481288	33.878386	14.91%	86
2015	32.150062	29.481288	-8.30%	90
2014	29.487143	32.150062	9.03%	165
2013	21.473150	29.487143	37.32%	725
2012	18.688750	21.473150	14.90%	1,403
2011	19.604814	18.688750	-4.67%	6,492
2010	16.314643	19.604814	20.17%	6,260
2009	12.205611	16.314643	33.67%	6,338
2008	20.162577	12.205611	-39.46%	291,197
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.890760	10.951254	10.72%	0
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.487633	10.171437	7.21%	0
2016	8.581447	9.487633	10.56%	0
2015	9.000849	8.581447	-4.66%	0
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.208051	11.038932	8.14%	0
2016	10.158103	10.208051	0.49%	0
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.553919	10.435629	-1.12%	12,177
2016	10.667991	10.553919	-1.07%	15,797
2015	10.901957	10.667991	-2.15%	15,455
2014	11.081407	10.901957	-1.62%	27,338
2013	11.374504	11.081407	-2.58%	60,923
2012	11.015568	11.374504	3.26%	120,430
2011	11.167393	11.015568	-1.36%	219,268
2010	10.872327	11.167393	2.71%	355,984
2009*	10.000000	10.872327	8.72%	466,398
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.042647	10.033358	-0.09%	0
2016*	10.000000	10.042647	0.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.142135	10.381539	2.36%	811
2016	10.123980	10.142135	0.18%	823
2015	10.332938	10.123980	-2.02%	872
2014	10.158260	10.332938	1.72%	1,890
2013	10.620779	10.158260	-4.35%	1,909
2012	9.933340	10.620779	6.92%	2,595
2011*	10.000000	9.933340	-0.67%	3,096
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.184674	11.85%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.290913	13.155640	27.84%	0
2016*	10.000000	10.290913	2.91%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.146787	18.723736	23.62%	0
2016	15.900420	15.146787	-4.74%	0
2015	16.260342	15.900420	-2.21%	0
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	26.038013	32.371555	24.32%	0
2016	29.863075	26.038013	-12.81%	0
2015	27.190916	29.863075	9.83%	0
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.369222	7.054669	-4.27%	0
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.516795	7.216004	-4.00%	0
2016	5.356019	7.516795	40.34%	0
2015	8.241837	5.356019	-35.01%	0
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.379900	26.277973	22.91%	223
2016	20.318927	21.379900	5.22%	264
2015	21.425621	20.318927	-5.17%	296
2014	22.361276	21.425621	-4.18%	352
2013	15.242553	22.361276	46.70%	651
2012	14.471247	15.242553	5.33%	1,022
2011	15.532874	14.471247	-6.83%	2,853
2010	12.547116	15.532874	23.80%	3,241
2009	8.417684	12.547116	49.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.883827	12.144994	11.59%	0
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.422429	27.113769	15.76%	0
2016	21.604985	23.422429	8.41%	0
2015	21.824883	21.604985	-1.01%	0
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
2008	17.566454	10.167288	-42.12%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.891204	38.432531	10.15%	0
2016	28.644857	34.891204	21.81%	0
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	0
2011	21.128751	18.844391	-10.81%	0
2010	17.100771	21.128751	23.55%	0
2009	12.282067	17.100771	39.23%	0
2008	19.586401	12.282067	-37.29%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.832578	11.973439	1.19%	0
2016	11.613221	11.832578	1.89%	0
2015	12.199952	11.613221	-4.81%	0
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	0
2012	12.926202	13.546978	4.80%	0
2011	11.851172	12.926202	9.07%	0
2010	11.551209	11.851172	2.60%	0
2009	10.738353	11.551209	7.57%	0
2008	11.180025	10.738353	-3.95%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.238439	26.112219	17.42%	0
2016	20.126980	22.238439	10.49%	0
2015	21.926368	20.126980	-8.21%	0
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
2008	16.573641	10.557676	-36.30%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.482681	26.637214	8.80%	0
2016	20.439523	24.482681	19.78%	0
2015	21.278296	20.439523	-3.94%	0
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	0
2011	13.475405	13.041751	-3.22%	0
2010	11.604397	13.475405	16.12%	0
2009	9.159881	11.604397	26.69%	0
2008	12.432558	9.159881	-26.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.091767	15.640063	10.99%	0
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.131751	1.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.621768	15.949954	9.08%	0
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	35.940507	39.431559	9.71%	0
2016	29.286896	35.940507	22.72%	0
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	0
2010	16.012711	19.665233	22.81%	0
2009	13.122465	16.012711	22.03%	0
2008	19.462376	13.122465	-32.58%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.837502	28.202711	18.31%	0
2016	21.914690	23.837502	8.77%	0
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	0
2010	12.553785	14.033887	11.79%	0
2009	10.204691	12.553785	23.02%	0
2008	16.681925	10.204691	-38.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	20.042541	24.846941	23.97%	0
2016	19.077637	20.042541	5.06%	0
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
2010	12.638232	14.190947	12.29%	0
2009	10.594037	12.638232	19.30%	0
2008	15.445686	10.594037	-31.41%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.405268	23.557070	21.40%	0
2016	17.023021	19.405268	13.99%	0
2015	17.892983	17.023021	-4.86%	0
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
2008	13.350271	8.107832	-39.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.082870	10.180320	0.97%	0
2016	9.481885	10.082870	6.34%	0
2015	9.812409	9.481885	-3.37%	0
2014	9.996493	9.812409	-1.84%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.420039	13.416126	8.02%	0
2016	13.321506	12.420039	-6.77%	0
2015	14.587788	13.321506	-8.68%	0
2014	15.148119	14.587788	-3.70%	0
2013	13.366616	15.148119	13.33%	0
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.195170	12.349584	1.27%	0
2016	12.068001	12.195170	1.05%	0
2015	12.419338	12.068001	-2.83%	0
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	1,058
2011	11.756935	11.703937	-0.45%	579
2010	11.124607	11.756935	5.68%	579
2009	9.486055	11.124607	17.27%	579
2008	10.513384	9.486055	-9.77%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.837849	15.235160	10.10%	0
2016	13.472522	13.837849	2.71%	0
2015	13.877444	13.472522	-2.92%	0
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
2008	12.022652	8.780596	-26.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.436027	16.381811	13.48%	0
2016	13.978858	14.436027	3.27%	0
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
2008	12.786907	8.386197	-34.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.134945	17.829944	17.81%	0
2016	14.576944	15.134945	3.83%	0
2015	15.014961	14.576944	-2.92%	0
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0
2008	13.304385	8.028052	-39.66%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.769212	14.964617	-5.10%	0
2016	12.101293	15.769212	30.31%	0
2015	15.645902	12.101293	-22.66%	0
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
2008	21.514558	9.573439	-55.50%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.231306	24.444362	9.95%	0
2016	19.349692	22.231306	14.89%	0
2015	20.703063	19.349692	-6.54%	0
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	0
2011	13.964827	13.719578	-1.76%	0
2010	12.450652	13.964827	12.16%	0
2009	9.821749	12.450652	26.77%	0
2008	17.598043	9.821749	-44.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.807092	30.012283	31.59%	0
2016	23.238585	22.807092	-1.86%	0
2015	22.272269	23.238585	4.34%	0
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
2010	11.758494	14.215098	20.89%	0
2009	9.414779	11.758494	24.89%	0
2008	18.308274	9.414779	-48.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.453505	12.640686	1.50%	0
2016	12.212041	12.453505	1.98%	0
2015	12.619587	12.212041	-3.23%	0
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	0
2012	12.427386	12.808059	3.06%	0
2011	11.895243	12.427386	4.47%	0
2010	11.332348	11.895243	4.97%	0
2009	10.055439	11.332348	12.70%	0
2008	10.672126	10.055439	-5.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.771789	40.910077	17.65%	0
2016	31.829343	34.771789	9.24%	0
2015	33.152108	31.829343	-3.99%	0
2014	32.035137	33.152108	3.49%	0
2013	24.157279	32.035137	32.61%	0
2012	21.606248	24.157279	11.81%	88
2011	24.831608	21.606248	-12.99%	171
2010	19.787872	24.831608	25.49%	171
2009	14.507346	19.787872	36.40%	98
2008	24.613346	14.507346	-41.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.418879	23.369573	26.88%	0
2016	19.920039	18.418879	-7.54%	0
2015	19.758627	19.920039	0.82%	0
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.660673	11.810897	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	28.150255	32.720802	16.24%	0
2016	26.393397	28.150255	6.66%	0
2015	27.933736	26.393397	-5.51%	0
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	0
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0
2008	21.362284	10.155901	-52.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.882712	12.987705	9.30%	0
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	24.084700	28.341528	17.67%	0
2016	21.263957	24.084700	13.27%	0
2015	22.611773	21.263957	-5.96%	0
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	0
2009	11.042301	12.646482	14.53%	0
2008	15.520249	11.042301	-28.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	33.437019	36.113240	8.00%	0
2016	26.313272	33.437019	27.07%	0
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	0
2012	19.303995	22.303921	15.54%	0
2011	20.550577	19.303995	-6.07%	0
2010	16.421012	20.550577	25.15%	0
2009	13.026819	16.421012	26.06%	0
2008	19.927201	13.026819	-34.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.344054	11.435661	37.05%	0
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.685154	21.282571	13.90%	0
2016	17.861737	18.685154	4.61%	0
2015	19.571927	17.861737	-8.74%	0
2014	22.565389	19.571927	-13.27%	0
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.029242	8.982849	-0.51%	0
2016	8.986574	9.029242	0.47%	0
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.699808	9.815560	1.19%	0
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.037661	17.405083	23.99%	0
2016	14.097545	14.037661	-0.42%	0
2015	13.789234	14.097545	2.24%	0
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.113895	15.634331	19.22%	0
2016	13.359038	13.113895	-1.84%	0
2015	13.546453	13.359038	-1.38%	0
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.636756	14.588273	15.44%	0
2016	13.287928	12.636756	-4.90%	0
2015	14.854651	13.287928	-10.55%	0
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.915788	12.407389	4.13%	0
2016	10.507143	11.915788	13.41%	0
2015	11.514588	10.507143	-8.75%	0
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.708306	15.740542	23.86%	0
2016	12.269589	12.708306	3.58%	0
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	21.069013	24.294375	15.31%	0
2016	20.691053	21.069013	1.83%	0
2015	21.113194	20.691053	-2.00%	0
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	28.861855	36.621773	26.89%	0
2016	29.006181	28.861855	-0.50%	0
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	0
2012	16.240951	19.632078	20.88%	0
2011	17.880799	16.240951	-9.17%	0
2010	17.205426	17.880799	3.93%	0
2009	12.072964	17.205426	42.51%	0
2008	22.213295	12.072964	-45.65%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.822328	22.380473	41.45%	0
2016	14.238035	15.822328	11.13%	0
2015	13.940527	14.238035	2.13%	0
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.431005	27.362211	27.68%	0
2016	23.535308	21.431005	-8.94%	0
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	61
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.363601	10.435184	24.77%	0
2016	7.094380	8.363601	17.89%	0
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.812688	15.799294	23.31%	0
2016	12.065265	12.812688	6.19%	0
2015	12.633084	12.065265	-4.49%	0
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.755169	30.645586	14.54%	0
2016	24.092246	26.755169	11.05%	0
2015	24.917434	24.092246	-3.31%	0
2014	23.166576	24.917434	7.56%	0
2013	17.504873	23.166576	32.34%	0
2012	15.478018	17.504873	13.10%	323
2011	15.932162	15.478018	-2.85%	323
2010	14.677396	15.932162	8.55%	323
2009	12.281065	14.677396	19.51%	238
2008	18.709634	12.281065	-34.36%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.968032	18.528251	23.79%	0
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.975555	12.473108	25.04%	0
2016	9.656072	9.975555	3.31%	0
2015*	10.000000	9.656072	-3.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.683751	12.076364	3.36%	0
2016	11.307609	11.683751	3.33%	0
2015	11.682906	11.307609	-3.21%	0
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	0
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	0
2010	10.029772	10.460476	4.29%	0
2009	9.395057	10.029772	6.76%	0
2008	10.750102	9.395057	-12.60%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.765554	22.211445	6.96%	0
2016	19.239078	20.765554	7.93%	0
2015	19.946702	19.239078	-3.55%	0
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.163542	24.516991	5.84%	0
2016	19.741283	23.163542	17.34%	0
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0
2010	12.349779	13.638833	10.44%	0
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.969615	15.788806	13.02%	1,308
2016	13.130437	13.969615	6.39%	1,321
2015	13.322223	13.130437	-1.44%	1,335
2014	13.001021	13.322223	2.47%	1,348
2013	10.804736	13.001021	20.33%	1,360
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.430877	10.508215	0.74%	0
2016	10.410734	10.430877	0.19%	0
2015	10.691442	10.410734	-2.63%	0
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.899564	18.585698	24.74%	0
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.234843	15.750785	19.01%	0
2016	12.206022	13.234843	8.43%	0
2015	12.371757	12.206022	-1.34%	0
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.425701	26.909658	14.87%	0
2016	20.412834	23.425701	14.76%	0
2015	22.372624	20.412834	-8.76%	0
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	0
2012	13.817957	15.936048	15.33%	0
2011	14.527469	13.817957	-4.88%	0
2010	12.893005	14.527469	12.68%	0
2009	10.298729	12.893005	25.19%	0
2008	16.808572	10.298729	-38.73%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.277319	10.724595	15.60%	0
2016	9.230239	9.277319	0.51%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.168603	19.974080	4.20%	0
2016	17.203223	19.168603	11.42%	0
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	13.053331	15.895727	21.78%	0
2016	11.778201	13.053331	10.83%	0
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0
2008*	10.000000	5.071088	-49.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.682015	16.962349	15.53%	0
2016	13.661042	14.682015	7.47%	0
2015	14.055792	13.661042	-2.81%	0
2014	13.031802	14.055792	7.86%	0
2013	9.636828	13.031802	35.23%	0
2012	8.865197	9.636828	8.70%	0
2011	9.389401	8.865197	-5.58%	0
2010	7.785654	9.389401	20.60%	0
2009	6.076866	7.785654	28.12%	0
2008*	10.000000	6.076866	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.778364	12.882008	9.37%	0
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.107559	13.685735	13.03%	1,426
2016	11.558193	12.107559	4.75%	1,440
2015	12.001919	11.558193	-3.70%	1,455
2014	11.745330	12.001919	2.18%	1,469
2013	9.925352	11.745330	18.34%	1,482
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.983805	11.402618	3.81%	0
2016	10.756927	10.983805	2.11%	0
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.973140	13.319164	11.24%	0
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
2009	7.498783	8.925125	19.02%	0
2008*	10.000000	7.498783	-25.01%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.597567	12.439080	7.26%	0
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.351001	11.542402	1.69%	0
2016	11.075009	11.351001	2.49%	0
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	0
2012	11.182985	11.730627	4.90%	0
2011	10.784411	11.182985	3.70%	0
2010	10.348160	10.784411	4.22%	0
2009	9.763757	10.348160	5.99%	0
2008*	10.000000	9.763757	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.641645	13.395362	15.06%	0
2016	10.707746	11.641645	8.72%	0
2015	11.328982	10.707746	-5.48%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.196998	12.440784	11.11%	0
2016	10.546701	11.196998	6.17%	0
2015	10.999853	10.546701	-4.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.385917	32.236248	37.84%	0
2016	22.292148	23.385917	4.91%	0
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.122015	11.082093	-0.36%	0
2016	11.310857	11.122015	-1.67%	0
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	0
2012	12.069717	12.139413	0.58%	0
2011	11.529190	12.069717	4.69%	0
2010	11.273580	11.529190	2.27%	0
2009	11.248359	11.273580	0.22%	0
2008	10.698976	11.248359	5.13%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.301743	8.137179	-1.98%	0
2016	8.504666	8.301743	-2.39%	0
2015	8.713799	8.504666	-2.40%	0
2014	8.928072	8.713799	-2.40%	0
2013	9.147615	8.928072	-2.40%	0
2012	9.373181	9.147615	-2.41%	0
2011	9.603023	9.373181	-2.39%	0
2010	9.839148	9.603023	-2.40%	0
2009	10.076866	9.839148	-2.36%	0
2008	10.116888	10.076866	-0.40%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.695009	9.544483	24.03%	0
2016	7.834072	7.695009	-1.78%	0
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	0
2012	6.633540	7.459759	12.46%	0
2011	7.551551	6.633540	-12.16%	0
2010	6.846778	7.551551	10.29%	0
2009	5.419158	6.846778	26.34%	0
2008*	10.000000	5.419158	-45.81%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.485486	25.992298	15.60%	0
2016	21.044377	22.485486	6.85%	0
2015	21.779300	21.044377	-3.37%	0
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
2008	18.846640	11.616670	-38.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	17.005033	19.056073	12.06%	1,016
2016	16.170499	17.005033	5.16%	1,026
2015	16.656758	16.170499	-2.92%	1,037
2014	16.220928	16.656758	2.69%	1,047
2013	13.908312	16.220928	16.63%	1,056
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.582179	12.978937	3.15%	0
2016	12.363567	12.582179	1.77%	0
2015	12.634148	12.363567	-2.14%	0
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0
2010	11.426159	11.809140	3.35%	0
2009	10.732127	11.426159	6.47%	0
2008	11.700793	10.732127	-8.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.687744	19.496243	10.22%	0
2016	16.913328	17.687744	4.58%	0
2015	17.387448	16.913328	-2.73%	0
2014	16.937451	17.387448	2.66%	0
2013	14.879719	16.937451	13.83%	0
2012	13.758856	14.879719	8.15%	0
2011	14.102159	13.758856	-2.43%	0
2010	13.027001	14.102159	8.25%	0
2009	11.203480	13.027001	16.28%	0
2008	14.946124	11.203480	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.458212	23.299203	13.89%	0
2016	19.321113	20.458212	5.89%	0
2015	19.941802	19.321113	-3.11%	0
2014	19.467189	19.941802	2.44%	0
2013	16.298507	19.467189	19.44%	0
2012	14.680173	16.298507	11.02%	0
2011	15.367236	14.680173	-4.47%	0
2010	13.953951	15.367236	10.13%	0
2009	11.493521	13.953951	21.41%	0
2008	17.164824	11.493521	-33.04%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.178385	16.179824	6.60%	1,041
2016	14.711574	15.178385	3.17%	1,051
2015	15.077952	14.711574	-2.43%	1,062
2014	14.749667	15.077952	2.23%	1,073
2013	13.676920	14.749667	7.84%	1,082
2012	12.971176	13.676920	5.44%	0
2011	13.020842	12.971176	-0.38%	0
2010	12.293875	13.020842	5.91%	0
2009	10.995112	12.293875	11.81%	0
2008	13.260561	10.995112	-17.08%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.732271	26.954246	24.03%	0
2016	21.548784	21.732271	0.85%	0
2015	21.062905	21.548784	2.31%	0
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	629
2011	13.587105	12.930791	-4.83%	629
2010	12.828419	13.587105	5.91%	629
2009*	10.000000	12.828419	28.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	10.000144	11.474207	14.74%	0
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	34.057198	38.487653	13.01%	0
2016	29.006830	34.057198	17.41%	0
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
2010	16.368904	20.162568	23.18%	0
2009	12.263795	16.368904	33.47%	0
2008	19.777604	12.263795	-37.99%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.781530	14.303388	3.79%	0
2016	12.995729	13.781530	6.05%	0
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	0
2012	12.792147	14.013744	9.55%	797
2011	12.416988	12.792147	3.02%	797
2010	11.504219	12.416988	7.93%	797
2009	9.476576	11.504219	21.40%	603
2008	11.739599	9.476576	-19.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.285885	11.378269	22.53%	0
2016	9.754725	9.285885	-4.81%	0
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	0
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
2008*	10.000000	6.025673	-39.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.122965	15.695507	19.60%	0
2016	12.806828	13.122965	2.47%	0
2015	13.862942	12.806828	-7.62%	0
2014	15.725783	13.862942	-11.85%	0
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.457945	17.060927	26.77%	0
2016	13.518906	13.457945	-0.45%	0
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	0
2012	8.401781	9.523151	13.35%	0
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	0
2009	6.258057	7.900660	26.25%	0
2008*	10.000000	6.258057	-37.42%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.609918	15.192117	11.63%	0
2016	12.015655	13.609918	13.27%	0
2015	12.749316	12.015655	-5.75%	0
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.548516	16.864062	24.47%	0
2016	13.088175	13.548516	3.52%	0
2015	13.456586	13.088175	-2.74%	0
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	0
2012	8.782318	9.826246	11.89%	0
2011	9.417019	8.782318	-6.74%	0
2010	7.629059	9.417019	23.44%	0
2009	6.169051	7.629059	23.67%	0
2008*	10.000000	6.169051	-38.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.927905	25.461797	21.66%	0
2016	19.842167	20.927905	5.47%	0
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
2008	17.027965	8.884717	-47.82%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	34.109607	36.207540	6.15%	0
2016	27.819981	34.109607	22.61%	0
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
2010	15.969545	19.713111	23.44%	0
2009	13.000376	15.969545	22.84%	0
2008	19.676194	13.000376	-33.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.703900	33.924849	10.49%	0
2016	25.669737	30.703900	19.61%	0
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
2010	15.788870	19.259724	21.98%	0
2009	12.033906	15.788870	31.20%	0
2008	20.002253	12.033906	-39.84%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.166097	24.842259	17.37%	0
2016	19.508319	21.166097	8.50%	0
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	0
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
2008	16.967780	9.668944	-43.02%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.668544	13.125047	3.60%	0
2016	12.109934	12.668544	4.61%	0
2015	13.152227	12.109934	-7.92%	0
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	262
2011	8.945347	9.267104	3.60%	262
2010	7.059729	8.945347	26.71%	262
2009	5.542287	7.059729	27.38%	162
2008*	10.000000	5.542287	-44.58%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.727576	16.243039	18.32%	0
2016	12.625344	13.727576	8.73%	0
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	26.817148	32.604994	21.58%	0
2016	26.377036	26.817148	1.67%	0
2015	26.759528	26.377036	-1.43%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	9.037999	8.900294	-1.52%	0
2016	9.148095	9.037999	-1.20%	0
2015	9.355869	9.148095	-2.22%	0
2014	9.527813	9.355869	-1.80%	0
2013	9.702266	9.527813	-1.80%	0
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	0
2010	9.448186	9.708807	2.76%	0
2009	8.542060	9.448186	10.61%	0
2008	10.109792	8.542060	-15.51%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.972693	26.555492	15.60%	0
2016	21.423225	22.972693	7.23%	0
2015	22.052281	21.423225	-2.85%	0
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
2008	16.364175	9.671311	-40.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.398705	35.125895	33.06%	0
2016	27.088638	26.398705	-2.55%	0
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.727787	10.068137	3.50%	0
2016	9.378739	9.727787	3.72%	0
2015	9.854964	9.378739	-4.83%	0
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.568031	10.574667	23.42%	0
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	23.047037	26.237902	13.85%	0
2016	21.215142	23.047037	8.63%	0
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	0
2012	13.401323	15.251341	13.80%	0
2011	13.773502	13.401323	-2.70%	0
2010	12.183755	13.773502	13.05%	0
2009	9.753109	12.183755	24.92%	0
2008	16.282810	9.753109	-40.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	33.638557	37.400893	11.18%	0
2016	29.287533	33.638557	14.86%	0
2015	31.955149	29.287533	-8.35%	0
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
2010	16.257290	19.525898	20.11%	0
2009	12.168939	16.257290	33.60%	0
2008	20.112327	12.168939	-39.50%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.867179	10.919571	10.67%	0
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.469804	10.147145	7.15%	0
2016	8.569702	9.469804	10.50%	0
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.512586	10.389455	-1.17%	0
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.180890	11.81%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.288502	13.145851	27.77%	0
2016*	10.000000	10.288502	2.89%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	15.041089	18.583580	23.55%	0
2016	15.797536	15.041089	-4.79%	0
2015	16.163411	15.797536	-2.26%	0
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
2008	20.618722	11.278549	-45.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.949400	32.244929	24.26%	0
2016	29.776656	25.949400	-12.85%	0
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.351636	7.034236	-4.32%	0
2016	5.251877	7.351636	39.98%	0
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.498832	7.195088	-4.05%	0
2016	5.345954	7.498832	40.27%	0
2015	8.230573	5.345954	-35.05%	0
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.247553	26.101977	22.85%	0
2016	20.203456	21.247553	5.17%	0
2015	21.314779	20.203456	-5.21%	0
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	204
2011	15.484207	14.418534	-6.88%	204
2010	12.514207	15.484207	23.73%	204
2009	8.399904	12.514207	48.98%	145

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.857849	12.109826	11.53%	0
2016	10.767338	10.857849	0.84%	0
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.256500	26.907936	15.70%	0
2016	21.462893	23.256500	8.36%	0
2015	21.692458	21.462893	-1.06%	0
2014	20.346950	21.692458	6.61%	0
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	0
2009	10.136716	11.900508	17.40%	0
2008	17.522625	10.136716	-42.15%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.644045	38.140811	10.09%	0
2016	28.456479	34.644045	21.74%	0
2015	30.932640	28.456479	-8.01%	0
2014	29.105747	30.932640	6.28%	0
2013	21.677809	29.105747	34.27%	0
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
2010	17.040614	21.043653	23.49%	0
2009	12.245136	17.040614	39.16%	0
2008	19.537545	12.245136	-37.33%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.748010	11.881780	1.14%	2,772
2016	11.536116	11.748010	1.84%	2,497
2015	12.125175	11.536116	-4.86%	2,490
2014	12.032657	12.125175	0.77%	2,474
2013	13.477754	12.032657	-10.72%	2,407
2012	12.866747	13.477754	4.75%	2,007
2011	11.802690	12.866747	9.02%	2,895
2010	11.509854	11.802690	2.54%	2,058
2009	10.705391	11.509854	7.51%	2,476
2008	11.151420	10.705391	-4.00%	689

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	22.080894	25.913984	17.36%	0
2016	19.994602	22.080894	10.43%	0
2015	21.793320	19.994602	-8.25%	0
2014	19.888100	21.793320	9.58%	0
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	0
2009	10.525912	12.092990	14.89%	0
2008	16.532270	10.525912	-36.33%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.336829	26.465004	8.74%	1,220
2016	20.328128	24.336829	19.72%	1,535
2015	21.173172	20.328128	-3.99%	122
2014	18.672675	21.173172	13.39%	125
2013	14.735474	18.672675	26.72%	138
2012	12.997296	14.735474	13.37%	155
2011	13.436344	12.997296	-3.27%	170
2010	11.576682	13.436344	16.06%	167
2009	9.142685	11.576682	26.62%	0
2008	12.415593	9.142685	-26.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.972715	12.469951	13.65%	0
2016	9.691160	10.972715	13.22%	0
2015*	10.000000	9.691160	-3.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	14.036520	15.570791	10.93%	0
2016	13.860649	14.036520	1.27%	0
2015	14.352496	13.860649	-3.43%	0
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	2,135
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.068888	10.518186	4.46%	0
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.714671	9.781165	0.68%	0
2016	9.718993	9.714671	-0.04%	0
2015*	10.000000	9.718993	-2.81%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.128313	1.28%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.594348	15.911911	9.03%	0
2016	11.412192	14.594348	27.88%	0
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.547433	12.959735	12.23%	0
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	35.685973	39.132298	9.66%	802
2016	29.094331	35.685973	22.66%	447
2015	30.536495	29.094331	-4.72%	447
2014	29.778348	30.536495	2.55%	447
2013	21.693312	29.778348	37.27%	447
2012	19.214633	21.693312	12.90%	447
2011	19.586030	19.214633	-1.90%	21
2010	15.956377	19.586030	22.75%	21
2009	13.083009	15.956377	21.96%	120
2008	19.413832	13.083009	-32.61%	120
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.668590	27.988576	18.25%	0
2016	21.770515	23.668590	8.72%	0
2015	22.125167	21.770515	-1.60%	0
2014	20.053009	22.125167	10.33%	0
2013	15.607855	20.053009	28.48%	0
2012	13.856527	15.607855	12.64%	2,160
2011	13.977313	13.856527	-0.86%	3,167
2010	12.509578	13.977313	11.73%	2,929
2009	10.173974	12.509578	22.96%	5,390
2008	16.640276	10.173974	-38.86%	3,382
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	19.900550	24.658315	23.91%	116
2016	18.952177	19.900550	5.00%	127
2015	19.970149	18.952177	-5.10%	1,763
2014	18.985726	19.970149	5.19%	1,758
2013	16.107778	18.985726	17.87%	3,875
2012	14.993277	16.107778	7.43%	3,872
2011	14.133774	14.993277	6.08%	1,166
2010	12.593764	14.133774	12.23%	1,176
2009	10.562171	12.593764	19.23%	1,177
2008	15.407134	10.562171	-31.45%	1,177

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.267782	23.378241	21.33%	0
2016	16.911054	19.267782	13.94%	0
2015	17.784407	16.911054	-4.91%	0
2014	17.993364	17.784407	-1.16%	0
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
2008	13.316963	8.083446	-39.30%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.063936	10.156023	0.92%	0
2016	9.468923	10.063936	6.28%	0
2015	9.804009	9.468923	-3.42%	0
2014	9.993056	9.804009	-1.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.332013	13.314227	7.96%	0
2016	13.233853	12.332013	-6.81%	0
2015	14.499234	13.233853	-8.73%	0
2014	15.063871	14.499234	-3.75%	0
2013	13.299092	15.063871	13.27%	0
2012	12.391449	13.299092	7.32%	0
2011	13.442572	12.391449	-7.82%	0
2010	12.193781	13.442572	10.24%	0
2009	11.036050	12.193781	10.49%	0
2008	16.085922	11.036050	-31.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.108783	12.255846	1.21%	0
2016	11.988649	12.108783	1.00%	0
2015	12.343996	11.988649	-2.88%	0
2014	12.224583	12.343996	0.98%	0
2013	12.438267	12.224583	-1.72%	0
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	0
2009	9.457548	11.085499	17.21%	0
2008	10.487165	9.457548	-9.82%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.755406	15.136663	10.04%	0
2016	13.399102	13.755406	2.66%	0
2015	13.808896	13.399102	-2.97%	0
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
2008	12.006244	8.764105	-27.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.349977	16.275856	13.42%	0
2016	13.902638	14.349977	3.22%	0
2015	14.317559	13.902638	-2.90%	0
2014	14.032323	14.317559	2.03%	0
2013	12.439711	14.032323	12.80%	0
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
2008	12.769450	8.370448	-34.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	15.044791	17.714694	17.75%	0
2016	14.497527	15.044791	3.77%	0
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
2010	10.253829	11.592302	13.05%	0
2009	8.012990	10.253829	27.97%	0
2008	13.286249	8.012990	-39.69%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.675181	14.867782	-5.15%	0
2016	12.035279	15.675181	30.24%	0
2015	15.568540	12.035279	-22.69%	0
2014	18.295656	15.568540	-14.91%	0
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	954
2008	21.485179	9.555447	-55.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	22.073835	24.258822	9.90%	0
2016	19.222454	22.073835	14.83%	0
2015	20.577469	19.222454	-6.58%	0
2014	19.445395	20.577469	5.82%	0
2013	15.594079	19.445395	24.70%	0
2012	13.657334	15.594079	14.18%	2,081
2011	13.908591	13.657334	-1.81%	2,347
2010	12.406856	13.908591	12.10%	4,788
2009	9.792217	12.406856	26.70%	6,033
2008	17.554161	9.792217	-44.22%	7,139
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.645499	29.784445	31.52%	0
2016	23.085729	22.645499	-1.91%	0
2015	22.137101	23.085729	4.29%	915
2014	20.441809	22.137101	8.29%	915
2013	15.407973	20.441809	32.67%	451
2012	13.807175	15.407973	11.59%	451
2011	14.157816	13.807175	-2.48%	1,148
2010	11.717100	14.157816	20.83%	3,357
2009	9.386449	11.717100	24.83%	3,421
2008	18.262570	9.386449	-48.60%	3,433
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.365286	12.544728	1.45%	634
2016	12.131737	12.365286	1.93%	589
2015	12.543040	12.131737	-3.28%	587
2014	12.174124	12.543040	3.03%	593
2013	12.743413	12.174124	-4.47%	592
2012	12.371017	12.743413	3.01%	537
2011	11.847341	12.371017	4.42%	494
2010	11.292485	11.847341	4.91%	527
2009	10.025210	11.292485	12.64%	1,012
2008	10.645498	10.025210	-5.83%	847
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.525472	40.599539	17.59%	69
2016	31.620008	34.525472	9.19%	75
2015	32.950955	31.620008	-4.04%	77
2014	31.857089	32.950955	3.43%	1,901
2013	24.035316	31.857089	32.54%	1,931
2012	21.508216	24.035316	11.75%	3,773
2011	24.731617	21.508216	-13.03%	9,600
2010	19.718277	24.731617	25.42%	9,770
2009	14.463722	19.718277	36.33%	10,766
2008	24.551947	14.463722	-41.09%	12,877

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.288363	23.192126	26.81%	158
2016	19.788998	18.288363	-7.58%	164
2015	19.638718	19.788998	0.77%	155
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
2008	24.647298	13.473207	-45.34%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.638774	11.782701	1.24%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	27.950799	32.472377	16.18%	0
2016	26.219776	27.950799	6.60%	0
2015	27.764218	26.219776	-5.56%	0
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	229
2012	16.976032	21.040925	23.94%	229
2011	19.130689	16.976032	-11.26%	229
2010	15.522392	19.130689	23.25%	229
2009	10.125372	15.522392	53.30%	470
2008	21.309015	10.125372	-52.48%	470
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.987465	14.965744	6.99%	0
2016	12.574349	13.987465	11.24%	0
2015	13.868585	12.574349	-9.33%	1,933
2014	13.589628	13.868585	2.05%	1,933
2013	12.226344	13.589628	11.15%	1,933
2012	11.126373	12.226344	9.89%	1,933
2011	11.139588	11.126373	-0.12%	1,933
2010	10.134822	11.139588	9.91%	1,933
2009	7.661922	10.134822	32.28%	0
2008	11.165991	7.661922	-31.38%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	23.914064	28.126356	17.61%	1,077
2016	21.124110	23.914064	13.21%	1,528
2015	22.474566	21.124110	-6.01%	0
2014	21.190555	22.474566	6.06%	1,163
2013	16.749669	21.190555	26.51%	2,543
2012	15.336784	16.749669	9.21%	2,568
2011	14.831381	15.336784	3.41%	6,596
2010	12.601987	14.831381	17.69%	7,311
2009	11.009094	12.601987	14.47%	10,015
2008	15.481515	11.009094	-28.89%	11,521
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	33.200204	35.839160	7.95%	95
2016	26.140260	33.200204	27.01%	96
2015	28.934338	26.140260	-9.66%	103
2014	29.492831	28.934338	-1.89%	102
2013	22.191355	29.492831	32.90%	98
2012	19.216436	22.191355	15.48%	107
2011	20.467817	19.216436	-6.11%	811
2010	16.363254	20.467817	25.08%	557
2009	12.987653	16.363254	25.99%	628
2008	19.877499	12.987653	-34.66%	277
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.552804	21.121025	13.84%	279
2016	17.744286	18.552804	4.56%	284
2015	19.453201	17.744286	-8.78%	273
2014	22.440018	19.453201	-13.31%	236
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
2008	22.628094	13.160142	-41.84%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.012289	8.961399	-0.56%	0
2016	8.974280	9.012289	0.42%	0
2015	9.613586	8.974280	-6.65%	0
2014	9.677654	9.613586	-0.66%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.681605	9.792129	1.14%	0
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	14.004091	17.354600	23.93%	0
2016	14.071027	14.004091	-0.48%	0
2015	13.770342	14.071027	2.18%	0
2014	13.050172	13.770342	5.52%	0
2013	9.569510	13.050172	36.37%	0
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.082510	15.588962	19.16%	0
2016	13.333889	13.082510	-1.89%	0
2015	13.527888	13.333889	-1.43%	0
2014	12.877222	13.527888	5.05%	2,407
2013	9.663340	12.877222	33.26%	3,119
2012*	10.000000	9.663340	-3.37%	3,171
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.587225	14.523658	15.38%	0
2016	13.242609	12.587225	-4.95%	0
2015	14.811582	13.242609	-10.59%	0
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.887357	12.371453	4.07%	0
2016	10.487422	11.887357	13.35%	0
2015	11.498878	10.487422	-8.80%	881
2014	11.567330	11.498878	-0.59%	881
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.677966	15.694950	23.80%	0
2016	12.246546	12.677966	3.52%	0
2015	13.324353	12.246546	-8.09%	0
2014	12.662547	13.324353	5.23%	0
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	20.919801	24.109999	15.25%	0
2016	20.555015	20.919801	1.77%	0
2015	20.985139	20.555015	-2.05%	0
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
2009	12.036257	14.745250	22.51%	0
2008	14.699480	12.036257	-18.12%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	28.657432	36.343832	26.82%	107
2016	28.815460	28.657432	-0.55%	119
2015	26.388977	28.815460	9.20%	123
2014	24.939869	26.388977	5.81%	140
2013	19.532986	24.939869	27.68%	147
2012	16.167280	19.532986	20.82%	158
2011	17.808797	16.167280	-9.22%	185
2010	17.144910	17.808797	3.87%	172
2009	12.036669	17.144910	42.44%	0
2008	22.157894	12.036669	-45.68%	573
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.784488	22.315555	41.38%	0
2016	14.211236	15.784488	11.07%	0
2015	13.921416	14.211236	2.08%	0
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.279157	27.154478	27.61%	0
2016	23.380491	21.279157	-8.99%	0
2015	26.282130	23.380491	-11.04%	0
2014	30.651982	26.282130	-14.26%	0
2013	27.494918	30.651982	11.48%	0
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
2008	38.008036	17.710580	-53.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.347886	10.410265	24.71%	0
2016	7.084675	8.347886	17.83%	0
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.782104	15.753524	23.25%	0
2016	12.042618	12.782104	6.14%	0
2015	12.615834	12.042618	-4.54%	0
2014	13.980589	12.615834	-9.76%	0
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.565727	30.413066	14.48%	703
2016	23.933876	26.565727	11.00%	729
2015	24.766325	23.933876	-3.36%	762
2014	23.037893	24.766325	7.50%	775
2013	17.416548	23.037893	32.28%	821
2012	15.407826	17.416548	13.04%	871
2011	15.868026	15.407826	-2.90%	1,317
2010	14.625800	15.868026	8.49%	936
2009	12.244149	14.625800	19.45%	1,144
2008	18.662974	12.244149	-34.39%	915
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.917023	18.455677	23.72%	0
2016	14.724939	14.917023	1.30%	0
2015	14.197421	14.724939	3.72%	1,294
2014	14.390984	14.197421	-1.35%	1,294
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	377
2010*	10.000000	10.666554	6.67%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.966561	12.455498	24.97%	0
2016	9.652297	9.966561	3.26%	0
2015*	10.000000	9.652297	-3.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.602207	11.985950	3.31%	556
2016	11.234433	11.602207	3.27%	498
2015	11.613262	11.234433	-3.26%	487
2014	11.067597	11.613262	4.93%	499
2013	11.411780	11.067597	-3.02%	504
2012	10.714135	11.411780	6.51%	419
2011	10.419454	10.714135	2.83%	785
2010	9.995553	10.419454	4.24%	2,231
2009	9.367803	9.995553	6.70%	2,617
2008	10.724417	9.367803	-12.65%	2,945
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.617087	22.041376	6.91%	0
2016	19.111279	20.617087	7.88%	0
2015	19.824361	19.111279	-3.60%	0
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
2008	16.423787	13.621265	-17.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.153910	10.050538	9.80%	2,230
2016	8.161549	9.153910	12.16%	2,150
2015*	10.000000	8.161549	-18.38%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	23.072730	24.408397	5.79%	0
2016	19.673937	23.072730	17.28%	575
2015	21.105626	19.673937	-6.78%	0
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	0
2010	12.345554	13.627181	10.38%	0
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.893499	15.694762	12.96%	11,296
2016	13.065573	13.893499	6.34%	11,296
2015	13.263205	13.065573	-1.49%	11,296
2014	12.950052	13.263205	2.42%	11,296
2013	10.767889	12.950052	20.27%	11,296
2012	9.539637	10.767889	12.88%	12,628
2011	9.688680	9.539637	-1.54%	12,628
2010	8.866355	9.688680	9.27%	12,628
2009	7.364637	8.866355	20.39%	12,628
2008	10.751051	7.364637	-31.50%	12,628
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.374025	10.445592	0.69%	0
2016	10.359274	10.374025	0.14%	0
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.250372	18.207557	27.77%	61
2016	14.579956	14.250372	-2.26%	67
2015	14.028293	14.579956	3.93%	69
2014	14.121426	14.028293	-0.66%	72
2013	11.252912	14.121426	25.49%	73
2012	9.449129	11.252912	19.09%	82
2011	10.680333	9.449129	-11.53%	596
2010	9.836750	10.680333	8.58%	82
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.818361	18.474978	24.68%	588
2016	13.927124	14.818361	6.40%	639
2015	13.414728	13.927124	3.82%	671
2014	12.725135	13.414728	5.42%	707
2013	10.064440	12.725135	26.44%	737
2012	8.788420	10.064440	14.52%	777
2011	9.451825	8.788420	-7.02%	1,588
2010	8.197583	9.451825	15.30%	825
2009	6.055135	8.197583	35.38%	555
2008	11.127375	6.055135	-45.58%	896
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.169468	15.664982	18.95%	0
2016	12.151930	13.169468	8.37%	0
2015	12.323246	12.151930	-1.39%	0
2014	11.460607	12.323246	7.53%	0
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.259848	26.705505	14.81%	55
2016	20.278669	23.259848	14.70%	55
2015	22.236970	20.278669	-8.81%	55
2014	20.927423	22.236970	6.26%	1,120
2013	15.855651	20.927423	31.99%	1,135
2012	13.755304	15.855651	15.27%	1,158
2011	14.468988	13.755304	-4.93%	4,592
2010	12.847687	14.468988	12.62%	4,697
2009	10.267780	12.847687	25.13%	5,255
2008	16.766670	10.267780	-38.76%	6,200
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.270356	10.711073	15.54%	0
2016	9.228025	9.270356	0.46%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	19.032836	19.822472	4.15%	0
2016	17.090104	19.032836	11.37%	0
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
2008	13.774431	9.675824	-29.76%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.616977	16.878589	15.47%	172
2016	13.607478	14.616977	7.42%	172
2015	14.007851	13.607478	-2.86%	172
2014	12.994018	14.007851	7.80%	172
2013	9.613812	12.994018	35.16%	172
2012	8.848570	9.613812	8.65%	172
2011	9.376582	8.848570	-5.63%	822
2010	7.778999	9.376582	20.54%	172
2009	6.074785	7.778999	28.05%	1,519
2008*	10.000000	6.074785	-39.25%	1,756
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	567
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.726216	12.818422	9.31%	0
2016	11.327949	11.726216	3.52%	0
2015	11.736821	11.327949	-3.48%	0
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.053919	13.618144	12.98%	3,056
2016	11.512865	12.053919	4.70%	3,305
2015	11.960975	11.512865	-3.75%	3,576
2014	11.711257	11.960975	2.13%	3,840
2013	9.901625	11.711257	18.28%	4,116
2012	8.932272	9.901625	10.85%	4,314
2011	9.483120	8.932272	-5.81%	4,360
2010	8.649552	9.483120	9.64%	4,401
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.301552	11.533870	11.96%	0
2016	10.003673	10.301552	2.98%	0
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.307041	11.844230	14.91%	0
2016	9.947206	10.307041	3.62%	0
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.920076	13.253357	11.19%	4,161
2016	11.447166	11.920076	4.13%	4,212
2015	11.861117	11.447166	-3.49%	4,267
2014	11.627625	11.861117	2.01%	4,313
2013	10.118089	11.627625	14.92%	4,357
2012	9.230927	10.118089	9.61%	4,402
2011	9.688277	9.230927	-4.72%	4,448
2010	8.917492	9.688277	8.64%	15,529
2009	7.496218	8.917492	18.96%	11,735
2008*	10.000000	7.496218	-25.04%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	5,930
2014	11.662954	11.896201	2.00%	5,930
2013	9.620270	11.662954	21.23%	5,930
2012	8.607021	9.620270	11.77%	5,930
2011	9.255130	8.607021	-7.00%	5,930
2010	8.372890	9.255130	10.54%	5,930
2009	6.780906	8.372890	23.48%	5,930
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.546192	12.377643	7.20%	0
2016	11.165663	11.546192	3.41%	0
2015	11.569351	11.165663	-3.49%	0
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.300759	11.485440	1.63%	0
2016	11.031618	11.300759	2.44%	0
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.619793	13.363404	15.01%	0
2016	10.693111	11.619793	8.67%	0
2015	11.319301	10.693111	-5.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.175996	12.411108	11.05%	0
2016	10.532293	11.175996	6.11%	0
2015	10.990450	10.532293	-4.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.220212	31.991499	37.77%	0
2016	22.145520	23.220212	4.85%	0
2015	27.101581	22.145520	-18.29%	0
2014	29.471290	27.101581	-8.04%	0
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
2009	19.406222	30.874151	59.09%	0
2008	47.290499	19.406222	-58.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	11.043212	10.997950	-0.41%	367
2016	11.236461	11.043212	-1.72%	339
2015	11.531230	11.236461	-2.56%	332
2014	11.304328	11.531230	2.01%	337
2013	12.078110	11.304328	-6.41%	333
2012	12.014948	12.078110	0.53%	305
2011	11.482739	12.014948	4.63%	282
2010	11.233920	11.482739	2.21%	800
2009	11.214537	11.233920	0.17%	1,711
2008	10.672268	11.214537	5.08%	2,055
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.242777	8.075265	-2.03%	7,807
2016	8.448581	8.242777	-2.44%	8,032
2015	8.660763	8.448581	-2.45%	8,324
2014	8.878284	8.660763	-2.45%	8,350
2013	9.101263	8.878284	-2.45%	14,334
2012	9.330477	9.101263	-2.46%	14,556
2011	9.564155	9.330477	-2.44%	10,053
2010	9.804346	9.564155	-2.45%	9,590
2009	10.046370	9.804346	-2.41%	2,770
2008	10.091441	10.046370	-0.45%	30,065
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.660928	9.497359	23.97%	175
2016	7.803352	7.660928	-1.83%	190
2015	8.265612	7.803352	-5.59%	187
2014	8.534667	8.265612	-3.15%	175
2013	7.441930	8.534667	14.68%	176
2012	6.621084	7.441930	12.40%	184
2011	7.541235	6.621084	-12.20%	188
2010	6.840924	7.541235	10.24%	176
2009	5.417302	6.840924	26.28%	0
2008*	10.000000	5.417302	-45.83%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.387494	10.183842	21.42%	0
2016	8.552831	8.387494	-1.93%	0
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.326274	25.795076	15.54%	1,048
2016	20.906039	22.326274	6.79%	1,048
2015	21.647226	20.906039	-3.42%	1,048
2014	21.137153	21.647226	2.41%	1,048
2013	17.028058	21.137153	24.13%	12,596
2012	15.061426	17.028058	13.06%	12,596
2011	16.070800	15.061426	-6.28%	23,568
2010	14.371664	16.070800	11.82%	36,710
2009	11.581745	14.371664	24.09%	121,506
2008	18.799631	11.581745	-38.39%	252,623
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.682845	15.918548	8.42%	5,873
2016	14.158225	14.682845	3.71%	6,216
2015	14.539078	14.158225	-2.62%	6,585
2014	14.250793	14.539078	2.02%	7,054
2013	12.879669	14.250793	10.65%	7,401
2012	12.070926	12.879669	6.70%	8,613
2011	12.264902	12.070926	-1.58%	9,139
2010	11.449122	12.264902	7.13%	9,675
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.938406	18.971726	12.00%	5,270
2016	16.115373	16.938406	5.11%	5,486
2015	16.608483	16.115373	-2.97%	5,721
2014	16.182203	16.608483	2.63%	5,944
2013	13.882209	16.182203	16.57%	6,175
2012	12.678546	13.882209	9.49%	6,351
2011	13.119072	12.678546	-3.36%	6,417
2010	12.004174	13.119072	9.29%	6,477
2009*	10.000000	12.004174	20.04%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.493064	12.880433	3.10%	18,195
2016	12.282269	12.493064	1.72%	19,239
2015	12.557503	12.282269	-2.19%	20,305
2014	12.390833	12.557503	1.35%	21,423
2013	12.116591	12.390833	2.26%	22,516
2012	11.810399	12.116591	2.59%	23,610
2011	11.761574	11.810399	0.42%	24,705
2010	11.385965	11.761574	3.30%	25,832
2009	10.699867	11.385965	6.41%	46,166
2008	11.671609	10.699867	-8.33%	58,334
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.346753	11.806272	14.11%	0
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.562411	19.348207	10.17%	2,632
2016	16.802074	17.562411	4.53%	3,398
2015	17.281934	16.802074	-2.78%	3,474
2014	16.843303	17.281934	2.60%	24,841
2013	14.804597	16.843303	13.77%	32,359
2012	13.696431	14.804597	8.09%	33,326
2011	14.045357	13.696431	-2.48%	34,035
2010	12.981180	14.045357	8.20%	55,701
2009	11.169797	12.981180	16.22%	123,715
2008	14.908837	11.169797	-25.08%	195,921
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.313302	23.122377	13.83%	4,137
2016	19.194070	20.313302	5.83%	4,925
2015	19.820834	19.194070	-3.16%	5,109
2014	19.359015	19.820834	2.39%	8,100
2013	16.216236	19.359015	19.38%	41,498
2012	14.613576	16.216236	10.97%	42,289
2011	15.305353	14.613576	-4.52%	53,116
2010	13.904885	15.305353	10.07%	93,219
2009	11.458975	13.904885	21.34%	146,957
2008	17.122021	11.458975	-33.07%	206,790

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	15.070888	16.057015	6.54%	0
2016	14.614842	15.070888	3.12%	0
2015	14.986498	14.614842	-2.48%	0
2014	14.667717	14.986498	2.17%	0
2013	13.607902	14.667717	7.79%	0
2012	12.912340	13.607902	5.39%	0
2011	12.968407	12.912340	-0.43%	0
2010	12.250643	12.968407	5.86%	0
2009	10.962065	12.250643	11.75%	6,474
2008	13.227483	10.962065	-17.13%	10,584
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.647082	26.834890	23.97%	0
2016	21.475291	21.647082	0.80%	0
2015	21.001836	21.475291	2.25%	0
2014	19.831292	21.001836	5.90%	1,392
2013	14.916545	19.831292	32.95%	3,806
2012	12.913148	14.916545	15.51%	3,835
2011	13.575509	12.913148	-4.88%	8,621
2010	12.824034	13.575509	5.86%	12,371
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.987522	11.453864	14.68%	0
2016	9.431481	9.987522	5.90%	0
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.815950	38.195512	12.95%	182
2016	28.816078	33.815950	17.35%	189
2015	30.307927	28.816078	-4.92%	196
2014	28.394294	30.307927	6.74%	204
2013	21.877072	28.394294	29.79%	207
2012	19.091840	21.877072	14.59%	226
2011	20.081365	19.091840	-4.93%	243
2010	16.311332	20.081365	23.11%	241
2009	12.226918	16.311332	33.41%	390
2008	19.728273	12.226918	-38.02%	380

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.683865	14.194766	3.73%	1,328
2016	12.910228	13.683865	5.99%	1,248
2015	13.628416	12.910228	-5.27%	1,290
2014	13.448409	13.628416	1.34%	1,283
2013	13.942977	13.448409	-3.55%	1,278
2012	12.734088	13.942977	9.49%	1,136
2011	12.366951	12.734088	2.97%	1,071
2010	11.463730	12.366951	7.88%	1,145
2009	9.448066	11.463730	21.33%	1,204
2008	11.710288	9.448066	-19.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.244724	11.322049	22.47%	1,093
2016	9.716444	9.244724	-4.85%	1,133
2015	10.026157	9.716444	-3.09%	1,143
2014	10.418884	10.026157	-3.77%	1,117
2013	8.821203	10.418884	18.11%	2,890
2012	7.828271	8.821203	12.68%	2,935
2011	8.879061	7.828271	-11.83%	1,168
2010	7.997740	8.879061	11.02%	1,098
2009	6.023605	7.997740	32.77%	3,019
2008*	10.000000	6.023605	-39.76%	1,901
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	13.031356	15.577984	19.54%	1,294
2016	12.723919	13.031356	2.42%	1,435
2015	13.780267	12.723919	-7.67%	1,384
2014	15.640019	13.780267	-11.89%	1,247
2013	13.244704	15.640019	18.09%	0
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
2008	20.880662	10.901052	-47.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.398351	16.976708	26.71%	1,626
2016	13.465922	13.398351	-0.50%	1,770
2015	13.385223	13.465922	0.60%	1,804
2014	12.457182	13.385223	7.45%	1,902
2013	9.500417	12.457182	31.12%	4,997
2012	8.386027	9.500417	13.29%	5,125
2011	8.883372	8.386027	-5.60%	4,866
2010	7.893914	8.883372	12.53%	5,250
2009	6.255910	7.893914	26.18%	4,306
2008*	10.000000	6.255910	-37.44%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.549599	15.117070	11.57%	2,478
2016	11.968511	13.549599	13.21%	2,629
2015	12.705809	11.968511	-5.80%	2,786
2014	11.814708	12.705809	7.54%	2,752
2013	8.969491	11.814708	31.72%	3,954
2012	7.819674	8.969491	14.70%	4,346
2011	8.535760	7.819674	-8.39%	6,086
2010	7.760798	8.535760	9.99%	6,163
2009	6.244104	7.760798	24.29%	5,558
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.488491	16.780775	24.41%	701
2016	13.036848	13.488491	3.46%	765
2015	13.410681	13.036848	-2.79%	756
2014	13.254513	13.410681	1.18%	821
2013	9.802758	13.254513	35.21%	3,157
2012	8.765824	9.802758	11.83%	3,262
2011	9.404150	8.765824	-6.79%	1,383
2010	7.622543	9.404150	23.37%	1,385
2009	6.166942	7.622543	23.60%	2,550
2008*	10.000000	6.166942	-38.33%	535
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.531085	19.469720	11.06%	2,161
2016	15.281478	17.531085	14.72%	2,690
2015	16.130810	15.281478	-5.27%	2,730
2014	14.130800	16.130810	14.15%	2,763
2013	10.676407	14.130800	32.36%	790
2012	9.407443	10.676407	13.49%	896
2011	9.872439	9.407443	-4.71%	960
2010	8.459404	9.872439	16.70%	941
2009	6.646660	8.459404	27.27%	1,889
2008*	10.000000	6.646660	-33.53%	1,360
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.779661	25.268526	21.60%	232
2016	19.711684	20.779661	5.42%	257
2015	20.100361	19.711684	-1.93%	263
2014	20.095190	20.100361	0.03%	294
2013	14.310125	20.095190	40.43%	273
2012	12.971963	14.310125	10.32%	317
2011	13.412632	12.971963	-3.29%	511
2010	10.990144	13.412632	22.04%	513
2009	8.857995	10.990144	24.07%	544
2008	16.985489	8.857995	-47.85%	148

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	33.867981	35.932702	6.10%	106
2016	27.637028	33.867981	22.55%	117
2015	30.232737	27.637028	-8.59%	125
2014	29.028207	30.232737	4.15%	130
2013	21.251152	29.028207	36.60%	128
2012	18.109016	21.251152	17.35%	151
2011	19.633679	18.109016	-7.77%	179
2010	15.913342	19.633679	23.38%	166
2009	12.961264	15.913342	22.78%	220
2008	19.627066	12.961264	-33.96%	39
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.486414	33.667335	10.43%	0
2016	25.500924	30.486414	19.55%	0
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	0
2011	19.182155	17.627098	-8.11%	0
2010	15.733331	19.182155	21.92%	0
2009	11.997722	15.733331	31.14%	0
2008	19.952370	11.997722	-39.87%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	21.016130	24.653653	17.31%	120
2016	19.379999	21.016130	8.44%	120
2015	19.736135	19.379999	-1.80%	120
2014	18.093764	19.736135	9.08%	120
2013	14.181484	18.093764	27.59%	120
2012	12.770164	14.181484	11.05%	120
2011	13.040921	12.770164	-2.08%	120
2010	11.806930	13.040921	10.45%	120
2009	9.639863	11.806930	22.48%	991
2008	16.925444	9.639863	-43.05%	1,237
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.612378	13.060179	3.55%	0
2016	12.062398	12.612378	4.56%	0
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	308
2009	5.540370	7.053674	27.31%	308
2008*	10.000000	5.540370	-44.60%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.701820	16.204277	18.26%	1,877
2016	12.608107	13.701820	8.67%	1,588
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.481006	9.395416	-0.90%	0
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	923
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.917205	15.502627	11.39%	0
2016	11.802431	13.917205	17.92%	0
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.863370	15.400157	19.72%	153
2016	13.040158	12.863370	-1.36%	153
2015	13.910722	13.040158	-6.26%	153
2014	15.525035	13.910722	-10.40%	153
2013	13.251925	15.525035	17.15%	153
2012	11.362488	13.251925	16.63%	153
2011	13.300288	11.362488	-14.57%	1,738
2010	12.820489	13.300288	3.74%	1,400
2009*	10.000000	12.820489	28.20%	1,334
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	26.625459	32.355411	21.52%	0
2016	26.201874	26.625459	1.62%	0
2015	26.595450	26.201874	-1.48%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.973957	8.832710	-1.57%	249
2016	9.087912	8.973957	-1.25%	219
2015	9.299090	9.087912	-2.27%	201
2014	9.474844	9.299090	-1.85%	206
2013	9.653269	9.474844	-1.85%	195
2012	9.460660	9.653269	2.04%	164
2011	9.669694	9.460660	-2.16%	139
2010	9.414950	9.669694	2.71%	148
2009	8.516376	9.414950	10.55%	143
2008	10.084556	8.516376	-15.55%	461
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.812391	26.356725	15.54%	0
2016	21.284603	22.812391	7.18%	0
2015	21.920812	21.284603	-2.90%	0
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
2008	16.325115	9.643260	-40.93%	856
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.211687	34.859254	32.99%	0
2016	26.910489	26.211687	-2.60%	0
2015	26.609221	26.910489	1.13%	0
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0
2008	22.947137	13.356205	-41.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.706966	10.041435	3.45%	0
2016	9.363446	9.706966	3.67%	0
2015	9.843950	9.363446	-4.88%	0
2014	9.845876	9.843950	-0.02%	0
2013	10.130354	9.845876	-2.81%	0
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	22.883793	26.038762	13.79%	129
2016	21.075648	22.883793	8.58%	129
2015	20.953972	21.075648	0.58%	129
2014	19.456613	20.953972	7.70%	523
2013	15.174360	19.456613	28.22%	529
2012	13.340525	15.174360	13.75%	2,752
2011	13.718026	13.340525	-2.75%	4,121
2010	12.140898	13.718026	12.99%	4,173
2009	9.723776	12.140898	24.86%	5,304
2008	16.242194	9.723776	-40.13%	5,460
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	33.400303	37.117019	11.13%	0
2016	29.094949	33.400303	14.80%	0
2015	31.761287	29.094949	-8.39%	0
2014	29.160427	31.761287	8.92%	0
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	0
2009	12.132345	16.200094	33.53%	0
2008	20.062157	12.132345	-39.53%	349
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.452012	10.122897	7.10%	0
2016	8.557969	9.452012	10.45%	0
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.471356	10.343422	-1.22%	2,391
2016	10.595351	10.471356	-1.17%	2,197
2015	10.838833	10.595351	-2.25%	2,096
2014	11.028531	10.838833	-1.72%	2,135
2013	11.331841	11.028531	-2.68%	2,058
2012	10.985525	11.331841	3.15%	1,834
2011	11.148319	10.985525	-1.46%	1,638
2010	10.864884	11.148319	2.61%	1,703
2009*	10.000000	10.864884	8.65%	4,103
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.083472	10.310955	2.26%	0
2016	10.075704	10.083472	0.08%	0
2015	10.294216	10.075704	-2.12%	0
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	942
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.177096	11.77%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.286075	13.136034	27.71%	0
2016*	10.000000	10.286075	2.86%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.936138	18.444499	23.49%	0
2016	15.695329	14.936138	-4.84%	0
2015	16.067069	15.695329	-2.31%	0
2014	17.668213	16.067069	-9.06%	0
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
2009	11.245851	13.672627	21.58%	0
2008	20.569506	11.245851	-45.33%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.861024	32.118709	24.20%	821
2016	29.690427	25.861024	-12.90%	0
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.334061	7.013833	-4.37%	0
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.480919	7.174237	-4.10%	0
2016	5.335903	7.480919	40.20%	0
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	21.115969	25.927098	22.78%	106
2016	20.088607	21.115969	5.11%	117
2015	21.204482	20.088607	-5.26%	121
2014	22.153176	21.204482	-4.28%	130
2013	15.116155	22.153176	46.55%	114
2012	14.365998	15.116155	5.22%	139
2011	15.435678	14.365998	-6.93%	162
2010	12.481372	15.435678	23.67%	154
2009	8.382156	12.481372	48.90%	2,134

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.831928	12.074750	11.47%	0
2016	10.747127	10.831928	0.79%	0
2015	11.167910	10.747127	-3.77%	0
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	23.091698	26.703614	15.64%	0
2016	21.321701	23.091698	8.30%	0
2015	21.560805	21.321701	-1.11%	0
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
2009	10.106228	11.858632	17.34%	0
2008	17.478899	10.106228	-42.18%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.398512	37.851143	10.04%	191
2016	28.269251	34.398512	21.68%	745
2015	30.744896	28.269251	-8.05%	829
2014	28.943932	30.744896	6.22%	1,012
2013	21.568341	28.943932	34.20%	2,575
2012	18.673764	21.568341	15.50%	5,404
2011	20.958881	18.673764	-10.90%	6,897
2010	16.980652	20.958881	23.43%	5,543
2009	12.208317	16.980652	39.09%	4,955
2008	19.488802	12.208317	-37.36%	3,778
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.664008	11.790795	1.09%	0
2016	11.459483	11.664008	1.78%	1,611
2015	12.050803	11.459483	-4.91%	1,642
2014	11.964989	12.050803	0.72%	1,698
2013	13.408846	11.964989	-10.77%	9,629
2012	12.807549	13.408846	4.69%	18,601
2011	11.754386	12.807549	8.96%	17,263
2010	11.468616	11.754386	2.49%	18,958
2009	10.672506	11.468616	7.46%	17,150
2008	11.122866	10.672506	-4.05%	9,132

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	21.924448	25.717240	17.30%	0
2016	19.863093	21.924448	10.38%	0
2015	21.661088	19.863093	-8.30%	0
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
2009	10.494252	12.050436	14.83%	0
2008	16.491019	10.494252	-36.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.191736	26.293783	8.69%	811
2016	20.217260	24.191736	19.66%	789
2015	21.068494	20.217260	-4.04%	870
2014	18.589880	21.068494	13.33%	1,752
2013	14.677656	18.589880	26.65%	3,863
2012	12.952956	14.677656	13.32%	9,138
2011	13.397363	12.952956	-3.32%	9,908
2010	11.549002	13.397363	16.00%	10,597
2009	9.125504	11.549002	26.56%	11,422
2008	12.398637	9.125504	-26.40%	5,446
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.963348	12.452942	13.59%	0
2016	9.687838	10.963348	13.17%	0
2015*	10.000000	9.687838	-3.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.981457	15.501795	10.87%	0
2016	13.813344	13.981457	1.22%	0
2015	14.310852	13.813344	-3.48%	0
2014	14.399589	14.310852	-0.62%	0
2013	12.907941	14.399589	11.56%	2,193
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
2009*	10.000000	11.973852	19.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.060292	10.503826	4.41%	0
2016	9.145218	10.060292	10.01%	0
2015*	10.000000	9.145218	-8.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.706381	9.767817	0.63%	0
2016	9.715661	9.706381	-0.10%	0
2015*	10.000000	9.715661	-2.84%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.124870	1.25%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.566951	15.873926	8.97%	0
2016	11.396586	14.566951	27.82%	293
2015	12.496433	11.396586	-8.80%	315
2014	12.135084	12.496433	2.98%	313
2013*	10.000000	12.135084	21.35%	2,958
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.531665	12.935427	12.17%	0
2016	10.265863	11.531665	12.33%	0
2015	10.800903	10.265863	-4.95%	0
2014*	10.000000	10.800903	8.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	35.433065	38.835123	9.60%	290
2016	28.902912	35.433065	22.59%	290
2015	30.351154	28.902912	-4.77%	290
2014	29.612795	30.351154	2.49%	498
2013	21.583752	29.612795	37.20%	515
2012	19.127417	21.583752	12.84%	1,069
2011	19.507113	19.127417	-1.95%	1,210
2010	15.900235	19.507113	22.68%	1,884
2009	13.043660	15.900235	21.90%	1,980
2008	19.365387	13.043660	-32.64%	1,785
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.500901	27.776087	18.19%	0
2016	21.627325	23.500901	8.66%	0
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	1,603
2012	13.793651	15.529047	12.58%	1,212
2011	13.921012	13.793651	-0.91%	200
2010	12.465567	13.921012	11.68%	196
2009	10.143381	12.465567	22.89%	202
2008	16.598760	10.143381	-38.89%	205
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	19.759527	24.471071	23.84%	1,529
2016	18.827496	19.759527	4.95%	3,015
2015	19.848944	18.827496	-5.15%	3,142
2014	18.880167	19.848944	5.13%	3,097
2013	16.026437	18.880167	17.81%	1,844
2012	14.925244	16.026437	7.38%	3,574
2011	14.076841	14.925244	6.03%	2,872
2010	12.549459	14.076841	12.17%	3,182
2009	10.530416	12.549459	19.17%	936
2008	15.368705	10.530416	-31.48%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	19.131256	23.200718	21.27%	0
2016	16.799817	19.131256	13.88%	0
2015	17.676486	16.799817	-4.96%	0
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
2009	8.059121	9.882031	22.62%	0
2008	13.283718	8.059121	-39.33%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.045026	10.131755	0.86%	0
2016	9.455965	10.045026	6.23%	0
2015	9.795618	9.455965	-3.47%	0
2014	9.989620	9.795618	-1.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.244624	13.213124	7.91%	0
2016	13.146788	12.244624	-6.86%	0
2015	14.411237	13.146788	-8.77%	0
2014	14.980137	14.411237	-3.80%	0
2013	13.231944	14.980137	13.21%	0
2012	12.335218	13.231944	7.27%	0
2011	13.388425	12.335218	-7.87%	0
2010	12.150897	13.388425	10.18%	0
2009	11.002884	12.150897	10.43%	0
2008	16.045824	11.002884	-31.43%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	12.023003	12.162804	1.16%	0
2016	11.909794	12.023003	0.95%	0
2015	12.269095	11.909794	-2.93%	0
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
2010	11.046507	11.662428	5.58%	0
2009	9.429111	11.046507	17.15%	0
2008	10.460988	9.429111	-9.86%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.673410	15.038742	9.99%	0
2016	13.326036	13.673410	2.61%	0
2015	13.740644	13.326036	-3.02%	0
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	22,214
2010	10.572120	11.601197	9.73%	22,220
2009	8.747657	10.572120	20.86%	1,127
2008	11.989856	8.747657	-27.04%	1,134
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.264402	16.170534	13.36%	815
2016	13.826793	14.264402	3.16%	873
2015	14.246754	13.826793	-2.95%	8,883
2014	13.970097	14.246754	1.98%	8,951
2013	12.390893	13.970097	12.74%	9,018
2012	11.240172	12.390893	10.24%	9,081
2011	11.672702	11.240172	-3.71%	19,369
2010	10.471363	11.672702	11.47%	0
2009	8.354727	10.471363	25.33%	0
2008	12.752011	8.354727	-34.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.955090	17.600078	17.69%	0
2016	14.418463	14.955090	3.72%	0
2015	14.866958	14.418463	-3.02%	0
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
2010	10.229315	11.558661	13.00%	0
2009	7.997929	10.229315	27.90%	0
2008	13.268098	7.997929	-39.72%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.351244	11.719904	13.22%	0
2016*	10.000000	10.351244	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.581654	14.771521	-5.20%	272
2016	11.969595	15.581654	30.18%	272
2015	15.491530	11.969595	-22.73%	272
2014	18.214517	15.491530	-14.95%	272
2013	15.047983	18.214517	21.04%	1,968
2012	14.737071	15.047983	2.11%	1,083
2011	15.943269	14.737071	-7.57%	1,103
2010	13.722835	15.943269	16.18%	1,083
2009	9.537492	13.722835	43.88%	1,083
2008	21.455855	9.537492	-55.55%	1,890

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.917420	24.074616	9.84%	0
2016	19.096009	21.917420	14.77%	1,903
2015	20.452594	19.096009	-6.63%	2,069
2014	19.337295	20.452594	5.77%	2,055
2013	15.515337	19.337295	24.63%	3,441
2012	13.595344	15.515337	14.12%	7,177
2011	13.852541	13.595344	-1.86%	8,813
2010	12.363198	13.852541	12.05%	6,583
2009	9.762765	12.363198	26.64%	4,506
2008	17.510355	9.762765	-44.25%	4,015
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.171500	12.702595	13.71%	0
2016*	10.000000	11.171500	11.72%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.485003	29.558256	31.46%	169
2016	22.933839	22.485003	-1.96%	169
2015	22.002728	22.933839	4.23%	169
2014	20.328141	22.002728	8.24%	169
2013	15.330140	20.328141	32.60%	169
2012	13.744491	15.330140	11.54%	3,486
2011	14.100764	13.744491	-2.53%	3,427
2010	11.675868	14.100764	20.77%	3,569
2009	9.358211	11.675868	24.77%	3,758
2008	18.217002	9.358211	-48.63%	2,399
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.277646	12.449452	1.40%	6,267
2016	12.051911	12.277646	1.87%	5,492
2015	12.466894	12.051911	-3.33%	5,405
2014	12.106430	12.466894	2.98%	5,887
2013	12.679058	12.106430	-4.52%	17,901
2012	12.314867	12.679058	2.96%	38,071
2011	11.799598	12.314867	4.37%	37,518
2010	11.252743	11.799598	4.86%	36,964
2009	9.995042	11.252743	12.58%	37,416
2008	10.618908	9.995042	-5.88%	25,533
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.280833	40.291272	17.53%	66
2016	31.412027	34.280833	9.13%	750
2015	32.751025	31.412027	-4.09%	783
2014	31.680036	32.751025	3.38%	1,479
2013	23.913984	31.680036	32.47%	3,763
2012	21.410647	23.913984	11.69%	10,948
2011	24.632020	21.410647	-13.08%	11,684
2010	19.648928	24.632020	25.36%	10,568
2009	14.420242	19.648928	36.26%	11,546
2008	24.490730	14.420242	-41.12%	9,061

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.158741	23.015992	26.75%	287
2016	19.658786	18.158741	-7.63%	331
2015	19.519505	19.658786	0.71%	346
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
2009	13.432667	16.530793	23.06%	0
2008	24.585786	13.432667	-45.36%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.616930	11.754567	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	27.752622	32.225676	16.12%	0
2016	26.047195	27.752622	6.55%	0
2015	27.595615	26.047195	-5.61%	0
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
2010	15.467706	19.053535	23.18%	0
2009	10.094879	15.467706	53.22%	0
2008	21.255803	10.094879	-52.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.777646	12.859712	9.19%	0
2016	10.672122	11.777646	10.36%	1,598
2015	11.670996	10.672122	-8.56%	1,598
2014	11.638805	11.670996	0.28%	1,598
2013	9.644519	11.638805	20.68%	1,598
2012	8.577245	9.644519	12.44%	1,598
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
2009	6.544474	8.311226	27.00%	0
2008*	10.000000	6.544474	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.911195	14.876539	6.94%	0
2016	12.512181	13.911195	11.18%	0
2015	13.807088	12.512181	-9.38%	0
2014	13.536324	13.807088	2.00%	0
2013	12.184620	13.536324	11.09%	0
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
2010	10.115771	11.112954	9.86%	0
2009	7.651436	10.115771	32.21%	0
2008	11.156432	7.651436	-31.42%	3,793

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	23.744626	27.912825	17.55%	174
2016	20.985158	23.744626	13.15%	174
2015	22.338182	20.985158	-6.06%	174
2014	21.072758	22.338182	6.01%	174
2013	16.665089	21.072758	26.45%	174
2012	15.267189	16.665089	9.16%	174
2011	14.771633	15.267189	3.35%	174
2010	12.557646	14.771633	17.63%	174
2009	10.975983	12.557646	14.41%	174
2008	15.442886	10.975983	-28.93%	174
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	32.964863	35.566924	7.89%	323
2016	25.968224	32.964863	26.94%	401
2015	28.758665	25.968224	-9.70%	454
2014	29.328807	28.758665	-1.94%	447
2013	22.079249	29.328807	32.83%	2,080
2012	19.129175	22.079249	15.42%	5,476
2011	20.385305	19.129175	-6.16%	6,015
2010	16.305646	20.385305	25.02%	4,786
2009	12.948565	16.305646	25.93%	5,014
2008	19.827870	12.948565	-34.70%	3,308
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.321240	11.392760	36.91%	664
2016	7.266503	8.321240	14.52%	664
2015	9.270310	7.266503	-21.62%	664
2014*	10.000000	9.270310	-7.30%	664
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.421273	20.960572	13.78%	0
2016	17.627491	18.421273	4.50%	0
2015	19.335079	17.627491	-8.83%	0
2014	22.315196	19.335079	-13.35%	804
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
2009	13.120541	17.531241	33.62%	0
2008	22.571597	13.120541	-41.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	8.995368	8.940002	-0.62%	0
2016	8.962023	8.995368	0.37%	0
2015	9.605373	8.962023	-6.70%	0
2014	9.674338	9.605373	-0.71%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.630498	11.724609	10.29%	0
2016	10.449065	10.630498	1.74%	0
2015	11.378984	10.449065	-8.17%	0
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.663447	9.768766	1.09%	0
2016	9.958705	9.663447	-2.96%	0
2015	10.028643	9.958705	-0.70%	0
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.970557	17.304205	23.86%	0
2016	14.044515	13.970557	-0.53%	0
2015	13.751449	14.044515	2.13%	0
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	1,162
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.940115	14.466453	11.80%	0
2016	11.727343	12.940115	10.34%	0
2015	12.566009	11.727343	-6.67%	0
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.051204	15.543711	19.10%	0
2016	13.308774	13.051204	-1.94%	0
2015	13.509326	13.308774	-1.48%	0
2014	12.866148	13.509326	5.00%	0
2013	9.659978	12.866148	33.19%	14
2012*	10.000000	9.659978	-3.40%	2,085
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.537842	14.459290	15.33%	0
2016	13.197400	12.537842	-5.00%	0
2015	14.768595	13.197400	-10.64%	0
2014	15.989286	14.768595	-7.63%	0
2013	13.105433	15.989286	22.01%	0
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
2009*	10.000000	11.765065	17.65%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.858976	12.335618	4.02%	0
2016	10.467729	11.858976	13.29%	0
2015	11.483165	10.467729	-8.84%	0
2014	11.557449	11.483165	-0.64%	0
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.647689	15.649469	23.73%	0
2016	12.223560	12.647689	3.47%	0
2015	13.306171	12.223560	-8.14%	0
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	730
2012*	10.000000	9.986286	-0.14%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	20.771592	23.926968	15.19%	0
2016	20.419841	20.771592	1.72%	0
2015	20.857823	20.419841	-2.10%	0
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
2009	12.000082	14.693399	22.44%	0
2008	14.662821	12.000082	-18.16%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.674657	9.749748	0.78%	0
2016	9.706378	9.674657	-0.33%	0
2015*	10.000000	9.706378	-2.94%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	28.454294	36.067779	26.76%	0
2016	28.625835	28.454294	-0.60%	230
2015	26.228760	28.625835	9.14%	245
2014	24.801163	26.228760	5.76%	294
2013	19.434305	24.801163	27.62%	1,441
2012	16.093866	19.434305	20.76%	7,431
2011	17.737010	16.093866	-9.26%	8,845
2010	17.084557	17.737010	3.82%	9,610
2009	12.000442	17.084557	42.37%	8,276
2008	22.102567	12.000442	-45.71%	6,571
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.746718	22.250801	41.30%	0
2016	14.184480	15.746718	11.01%	0
2015	13.902337	14.184480	2.03%	0
2014	13.039843	13.902337	6.61%	0
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	21.128300	26.948199	27.55%	154
2016	23.226623	21.128300	-9.03%	154
2015	26.122582	23.226623	-11.09%	154
2014	30.481556	26.122582	-14.30%	154
2013	27.356065	30.481556	11.43%	154
2012	24.791605	27.356065	10.34%	154
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
2009	17.657320	30.829112	74.60%	0
2008	37.913251	17.657320	-53.43%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.332214	10.385412	24.64%	0
2016	7.074978	8.332214	17.77%	0
2015	9.077106	7.074978	-22.06%	0
2014	9.762653	9.077106	-7.02%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.893967	10.020058	1.27%	0
2016*	10.000000	9.893967	-1.06%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.751594	15.707896	23.18%	85
2016	12.020009	12.751594	6.09%	98
2015	12.598607	12.020009	-4.59%	112
2014	13.968661	12.598607	-9.81%	114
2013	10.144957	13.968661	37.69%	101
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.377383	30.182023	14.42%	2,314
2016	23.776352	26.377383	10.94%	2,304
2015	24.615944	23.776352	-3.41%	2,439
2014	22.909743	24.615944	7.45%	2,462
2013	17.328545	22.909743	32.21%	8,307
2012	15.337860	17.328545	12.98%	16,404
2011	15.804055	15.337860	-2.95%	18,672
2010	14.574296	15.804055	8.44%	17,205
2009	12.207302	14.574296	19.39%	17,410
2008	18.616371	12.207302	-34.43%	9,785
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.866175	18.383379	23.66%	303
2016	14.682254	14.866175	1.25%	329
2015	14.163525	14.682254	3.66%	379
2014	14.363990	14.163525	-1.40%	416
2013	11.542372	14.363990	24.45%	3,170
2012	10.212065	11.542372	13.03%	2,330
2011	10.662943	10.212065	-4.23%	2,379
2010*	10.000000	10.662943	6.63%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.957551	12.437880	24.91%	0
2016	9.648510	9.957551	3.20%	0
2015*	10.000000	9.648510	-3.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.521225	11.896205	3.25%	0
2016	11.161719	11.521225	3.22%	0
2015	11.544003	11.161719	-3.31%	0
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	0
2012	10.666644	11.355360	6.46%	4,299
2011	10.378571	10.666644	2.78%	3,990
2010	9.961433	10.378571	4.19%	4,168
2009	9.340608	9.961433	6.65%	4,117
2008	10.698770	9.340608	-12.69%	3,261
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.469749	21.872681	6.85%	0
2016	18.984406	20.469749	7.82%	0
2015	19.702861	18.984406	-3.65%	0
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
2009	13.579469	17.227155	26.86%	0
2008	16.381783	13.579469	-17.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.146086	10.036818	9.74%	0
2016	8.158749	9.146086	12.10%	0
2015*	10.000000	8.158749	-18.41%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.658316	17.942820	14.59%	1,149
2016	14.466734	15.658316	8.24%	1,222
2015	15.983331	14.466734	-9.49%	1,186
2014	16.738741	15.983331	-4.51%	1,158
2013	13.013691	16.738741	28.62%	1,078
2012	10.885169	13.013691	19.55%	1,221
2011	11.266329	10.885169	-3.38%	1,377
2010*	10.000000	11.266329	12.66%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.982269	24.300273	5.73%	188
2016	19.606813	22.982269	17.22%	204
2015	21.044406	19.606813	-6.83%	247
2014	19.109671	21.044406	10.12%	1,747
2013	14.884970	19.109671	28.38%	9,425
2012	13.340409	14.884970	11.58%	20,478
2011	13.615544	13.340409	-2.02%	24,721
2010	12.341337	13.615544	10.32%	24,778
2009*	10.000000	12.341337	23.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.817731	15.601199	12.91%	329,165
2016	13.000970	13.817731	6.28%	365,959
2015	13.204394	13.000970	-1.54%	397,877
2014	12.899241	13.204394	2.37%	443,465
2013	10.731138	12.899241	20.20%	589,432
2012	9.511961	10.731138	12.82%	1,741,350
2011	9.665526	9.511961	-1.59%	2,264,477
2010	8.849704	9.665526	9.22%	2,397,742
2009	7.354567	8.849704	20.33%	2,401,505
2008	10.741863	7.354567	-31.53%	1,736,035
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.317483	10.383360	0.64%	227,453
2016	10.308090	10.317483	0.09%	235,990
2015	10.596899	10.308090	-2.73%	273,635
2014	10.353172	10.596899	2.35%	318,785
2013	10.899178	10.353172	-5.01%	519,226
2012	10.650364	10.899178	2.34%	1,695,891
2011	10.331310	10.650364	3.09%	2,032,634
2010	9.997294	10.331310	3.34%	2,082,465
2009	9.142738	9.997294	9.35%	2,079,077
2008	10.404322	9.142738	-12.13%	1,429,305
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.172618	18.098955	27.70%	1,221
2016	14.507823	14.172618	-2.31%	2,918
2015	13.966038	14.507823	3.88%	3,055
2014	14.065971	13.966038	-0.71%	3,709
2013	11.214478	14.065971	25.43%	6,179
2012	9.421701	11.214478	19.03%	14,220
2011	10.654789	9.421701	-11.57%	16,714
2010	9.818240	10.654789	8.52%	13,006
2009	7.111360	9.818240	38.06%	12,452
2008	11.886736	7.111360	-40.17%	13,135

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.737531	18.364817	24.61%	1,914
2016	13.858228	14.737531	6.34%	3,180
2015	13.355219	13.858228	3.77%	3,372
2014	12.675184	13.355219	5.37%	5,095
2013	10.030063	12.675184	26.37%	13,713
2012	8.762893	10.030063	14.46%	30,658
2011	9.429200	8.762893	-7.07%	35,873
2010	8.182153	9.429200	15.24%	29,791
2009	6.046845	8.182153	35.31%	30,063
2008	11.117858	6.046845	-45.61%	26,820
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.104335	15.579538	18.89%	163,978
2016	12.098012	13.104335	8.32%	208,125
2015	12.274867	12.098012	-1.44%	247,626
2014	11.421466	12.274867	7.47%	303,011
2013	8.809726	11.421466	29.65%	507,538
2012	7.719034	8.809726	14.13%	2,155,855
2011	8.097596	7.719034	-4.67%	2,833,001
2010	7.483718	8.097596	8.20%	2,949,697
2009	5.873121	7.483718	27.42%	2,923,803
2008	9.726268	5.873121	-39.62%	2,178,186
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	23.094961	26.502628	14.76%	971
2016	20.145231	23.094961	14.64%	1,532
2015	22.101976	20.145231	-8.85%	1,622
2014	20.811057	22.101976	6.20%	1,849
2013	15.775562	20.811057	31.92%	4,483
2012	13.692860	15.775562	15.21%	10,523
2011	14.410687	13.692860	-4.98%	12,862
2010	12.802463	14.410687	12.56%	11,057
2009	10.236888	12.802463	25.06%	13,018
2008	16.724821	10.236888	-38.79%	7,488
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.263395	10.697559	15.48%	0
2016	9.225806	9.263395	0.41%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.897962	19.671950	4.10%	0
2016	16.977681	18.897962	11.31%	0
2015	17.879271	16.977681	-5.04%	0
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
2009	9.646721	13.732298	42.35%	0
2008	13.740053	9.646721	-29.79%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.937887	15.739057	21.65%	0
2016	11.685965	12.937887	10.71%	0
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	1,483
2011	8.502760	7.324197	-13.86%	1,623
2010	7.557804	8.502760	12.50%	1,435
2009	5.067603	7.557804	49.14%	1,452
2008*	10.000000	5.067603	-49.32%	773
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.552164	16.795166	15.41%	1,371
2016	13.554065	14.552164	7.36%	1,440
2015	13.960032	13.554065	-2.91%	1,488
2014	12.956290	13.960032	7.75%	1,502
2013	9.590812	12.956290	35.09%	2,238
2012	8.831945	9.590812	8.59%	2,656
2011	9.363752	8.831945	-5.68%	3,063
2010	7.772340	9.363752	20.48%	440
2009	6.072701	7.772340	27.99%	626
2008*	10.000000	6.072701	-39.27%	763
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.980036	13.994244	16.81%	24,536
2016	11.338062	11.980036	5.66%	24,536
2015	11.836426	11.338062	-4.21%	24,536
2014	11.617517	11.836426	1.88%	50,028
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
2009	6.305335	7.942580	25.97%	0
2008*	10.000000	6.305335	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.674224	12.755071	9.26%	315,783
2016	11.283495	11.674224	3.46%	339,813
2015	11.696766	11.283495	-3.53%	372,349
2014	11.502378	11.696766	1.69%	496,789
2013	10.289133	11.502378	11.79%	969,178
2012	9.502523	10.289133	8.28%	2,838,061
2011	9.878523	9.502523	-3.81%	3,749,909
2010	9.176761	9.878523	7.65%	3,805,794
2009	7.855066	9.176761	16.83%	3,719,045
2008*	10.000000	7.855066	-21.45%	2,098,585

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	12.000486	13.550858	12.92%	56,499
2016	11.467688	12.000486	4.65%	56,499
2015	11.920158	11.467688	-3.80%	70,311
2014	11.677279	11.920158	2.08%	136,040
2013	9.877955	11.677279	18.22%	136,496
2012	8.915500	9.877955	10.80%	171,873
2011	9.470157	8.915500	-5.86%	219,926
2010	8.642146	9.470157	9.58%	251,581
2009	7.138719	8.642146	21.06%	255,476
2008*	10.000000	7.138719	-28.61%	204,460
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.886668	11.290229	3.71%	22,113
2016	10.672705	10.886668	2.00%	24,167
2015	11.027303	10.672705	-3.22%	36,790
2014	10.944875	11.027303	0.75%	50,382
2013	10.697805	10.944875	2.31%	38,537
2012	10.207364	10.697805	4.80%	83,978
2011	10.322807	10.207364	-1.12%	119,474
2010	9.913270	10.322807	4.13%	115,628
2009	8.996093	9.913270	10.20%	98,818
2008*	10.000000	8.996093	-10.04%	57,819
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.282202	11.506329	11.91%	0
2016	9.989991	10.282202	2.93%	0
2015	10.705903	9.989991	-6.69%	0
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.287690	11.815951	14.86%	0
2016	9.933612	10.287690	3.56%	0
2015	10.710696	9.933612	-7.26%	0
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.867261	13.187891	11.13%	122,497
2016	11.402270	11.867261	4.08%	148,817
2015	11.820663	11.402270	-3.54%	161,886
2014	11.593913	11.820663	1.96%	277,621
2013	10.093929	11.593913	14.86%	326,054
2012	9.213622	10.093929	9.55%	294,727
2011	9.675057	9.213622	-4.77%	282,535
2010	8.909883	9.675057	8.59%	56,218
2009	7.493650	8.909883	18.90%	40,235
2008*	10.000000	7.493650	-25.06%	33,056

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.943788	13.750469	15.13%	67,834
2016	11.384896	11.943788	4.91%	68,766
2015	11.855610	11.384896	-3.97%	69,274
2014	11.629124	11.855610	1.95%	76,612
2013	9.597286	11.629124	21.17%	85,838
2012	8.590871	9.597286	11.71%	68,429
2011	9.242498	8.590871	-7.05%	49,460
2010	8.365741	9.242498	10.48%	38,001
2009	6.778583	8.365741	23.41%	39,543
2008*	10.000000	6.778583	-32.21%	9,174
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.495030	12.316505	7.15%	21,277
2016	11.121874	11.495030	3.36%	46,175
2015	11.529894	11.121874	-3.54%	47,453
2014	11.361727	11.529894	1.48%	78,926
2013	10.475689	11.361727	8.46%	90,733
2012	9.764236	10.475689	7.29%	101,751
2011	10.041190	9.764236	-2.76%	116,419
2010	9.445292	10.041190	6.31%	132,679
2009	8.231992	9.445292	14.74%	105,131
2008*	10.000000	8.231992	-17.68%	86,848
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.250645	11.428664	1.58%	4,307
2016	10.988310	11.250645	2.39%	4,720
2015	11.370197	10.988310	-3.36%	4,678
2014	11.140479	11.370197	2.06%	4,744
2013	11.674675	11.140479	-4.58%	4,888
2012	11.141081	11.674675	4.79%	7,495
2011	10.754996	11.141081	3.59%	6,944
2010	10.330511	10.754996	4.11%	4,839
2009	9.757093	10.330511	5.88%	3,870
2008*	10.000000	9.757093	-2.43%	2,223
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	12.041924	12.183998	1.18%	2,236
2016	11.951147	12.041924	0.76%	2,001
2015	12.321334	11.951147	-3.00%	1,953
2014	12.049072	12.321334	2.26%	1,968
2013	12.616537	12.049072	-4.50%	1,927
2012	12.080918	12.616537	4.43%	2,854
2011	11.683262	12.080918	3.40%	2,599
2010	11.083449	11.683262	5.41%	1,143
2009	9.762870	11.083449	13.53%	1,141
2008*	10.000000	9.762870	-2.37%	1,186
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.597965	13.331481	14.95%	0
2016	10.678491	11.597965	8.61%	0
2015	11.309624	10.678491	-5.58%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.155014	12.381477	10.99%	0
2016	10.517894	11.155014	6.06%	0
2015	10.981057	10.517894	-4.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	23.055659	31.748587	37.70%	271
2016	21.999811	23.055659	4.80%	271
2015	26.937085	21.999811	-18.33%	271
2014	29.307446	26.937085	-8.09%	271
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
2009	19.347862	30.765544	59.01%	0
2008	47.172587	19.347862	-58.98%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.964983	10.914451	-0.46%	2,821
2016	11.162558	10.964983	-1.77%	2,535
2015	11.461267	11.162558	-2.61%	2,502
2014	11.241496	11.461267	1.95%	5,066
2013	12.017135	11.241496	-6.45%	10,819
2012	11.960441	12.017135	0.47%	10,148
2011	11.436494	11.960441	4.58%	9,411
2010	11.194417	11.436494	2.16%	8,296
2009	11.180821	11.194417	0.12%	8,112
2008	10.645636	11.180821	5.03%	4,143
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.184195	8.013781	-2.08%	6,846
2016	8.392825	8.184195	-2.49%	7,949
2015	8.608023	8.392825	-2.50%	8,061
2014	8.828741	8.608023	-2.50%	9,532
2013	9.055116	8.828741	-2.50%	26,864
2012	9.287938	9.055116	-2.51%	55,639
2011	9.525417	9.287938	-2.49%	49,129
2010	9.769647	9.525417	-2.50%	48,330
2009	10.015946	9.769647	-2.46%	46,850
2008	10.066041	10.015946	-0.50%	21,729
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.626951	9.450427	23.91%	0
2016	7.772712	7.626951	-1.88%	722
2015	8.237384	7.772712	-5.64%	699
2014	8.509884	8.237384	-3.20%	661
2013	7.424130	8.509884	14.62%	3,551
2012	6.608646	7.424130	12.34%	5,666
2011	7.530917	6.608646	-12.25%	5,825
2010	6.835062	7.530917	10.18%	5,394
2009	5.415436	6.835062	26.21%	5,554
2008*	10.000000	5.415436	-45.85%	1,951

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.341729	10.123098	21.35%	0
2016	8.510514	8.341729	-1.98%	774
2015	8.851734	8.510514	-3.85%	748
2014	9.677590	8.851734	-8.53%	707
2013	8.202236	9.677590	17.99%	668
2012	7.116882	8.202236	15.25%	287
2011	8.375321	7.116882	-15.03%	525
2010	7.998165	8.375321	4.72%	457
2009	6.378450	7.998165	25.39%	444
2008	11.496066	6.378450	-44.52%	498
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.168070	25.599213	15.48%	19,160
2016	20.768510	22.168070	6.74%	19,230
2015	21.515841	20.768510	-3.47%	26,292
2014	21.019637	21.515841	2.36%	25,250
2013	16.942064	21.019637	24.07%	47,337
2012	14.993060	16.942064	13.00%	46,926
2011	16.006045	14.993060	-6.33%	39,171
2010	14.321095	16.006045	11.77%	46,936
2009	11.546915	14.321095	24.03%	47,189
2008	18.752730	11.546915	-38.43%	17,471
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.625255	15.848006	8.36%	116,497
2016	14.109894	14.625255	3.65%	128,243
2015	14.496884	14.109894	-2.67%	142,984
2014	14.216725	14.496884	1.97%	192,837
2013	12.855477	14.216725	10.59%	253,487
2012	12.054444	12.855477	6.65%	217,540
2011	12.254428	12.054444	-1.63%	132,048
2010	11.445199	12.254428	7.07%	128,147
2009*	10.000000	11.445199	14.45%	67,328
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.871973	18.887656	11.95%	8,206
2016	16.060377	16.871973	5.05%	8,206
2015	16.560295	16.060377	-3.02%	8,455
2014	16.143528	16.560295	2.58%	9,975
2013	13.856133	16.143528	16.51%	10,600
2012	12.661231	13.856133	9.44%	7,991
2011	13.107855	12.661231	-3.41%	4,678
2010	12.000060	13.107855	9.23%	4,678
2009*	10.000000	12.000060	20.00%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.404515	12.782606	3.05%	13,403
2016	12.201448	12.404515	1.66%	21,508
2015	12.481271	12.201448	-2.24%	22,795
2014	12.321941	12.481271	1.29%	16,902
2013	12.055398	12.321941	2.21%	19,997
2012	11.756798	12.055398	2.54%	32,487
2011	11.714186	11.756798	0.36%	61,159
2010	11.345903	11.714186	3.25%	59,323
2009	10.667679	11.345903	6.36%	59,072
2008	11.642456	10.667679	-8.37%	54,081
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.270896	11.420067	11.19%	0
2016	9.964735	10.270896	3.07%	0
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.327318	11.778072	14.05%	0
2016	9.903024	10.327318	4.28%	0
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	20,951
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.437962	19.201296	10.11%	131,182
2016	16.691539	17.437962	4.47%	155,867
2015	17.177048	16.691539	-2.83%	191,204
2014	16.749660	17.177048	2.55%	229,494
2013	14.729835	16.749660	13.71%	320,158
2012	13.634269	14.729835	8.04%	501,445
2011	13.988764	13.634269	-2.53%	628,233
2010	12.935490	13.988764	8.14%	571,827
2009	11.136191	12.935490	16.16%	560,520
2008	14.871618	11.136191	-25.12%	366,876
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.169345	22.946778	13.77%	152,223
2016	19.067781	20.169345	5.78%	158,247
2015	19.700520	19.067781	-3.21%	168,230
2014	19.251370	19.700520	2.33%	152,007
2013	16.134332	19.251370	19.32%	168,787
2012	14.547240	16.134332	10.91%	70,843
2011	15.243674	14.547240	-4.57%	128,172
2010	13.855936	15.243674	10.02%	111,966
2009	11.424489	13.855936	21.28%	99,171
2008	17.079278	11.424489	-33.11%	101,694

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.964079	15.935070	6.49%	43,302
2016	14.518679	14.964079	3.07%	51,240
2015	14.895523	14.518679	-2.53%	53,462
2014	14.586151	14.895523	2.12%	83,740
2013	13.539173	14.586151	7.73%	180,950
2012	12.853743	13.539173	5.33%	377,426
2011	12.916159	12.853743	-0.48%	481,590
2010	12.207537	12.916159	5.80%	504,693
2009	10.929097	12.207537	11.70%	475,637
2008	13.194470	10.929097	-17.17%	270,625
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.562217	26.716037	23.90%	615
2016	21.402034	21.562217	0.75%	615
2015	20.940925	21.402034	2.20%	615
2014	19.783916	20.940925	5.85%	1,797
2013	14.888534	19.783916	32.88%	4,248
2012	12.895523	14.888534	15.46%	8,326
2011	13.563910	12.895523	-4.93%	9,593
2010	12.819648	13.563910	5.81%	9,025
2009*	10.000000	12.819648	28.20%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.974912	11.433556	14.62%	23,753
2016	9.424385	9.974912	5.84%	0
2015	9.888263	9.424385	-4.69%	0
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.564043	12.535691	18.66%	0
2016	9.845167	10.564043	7.30%	0
2015	10.083370	9.845167	-2.36%	0
2014*	10.000000	10.083370	0.83%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.576370	37.905538	12.89%	153
2016	28.626532	33.576370	17.29%	153
2015	30.124019	28.626532	-4.97%	153
2014	28.236471	30.124019	6.68%	153
2013	21.766621	28.236471	29.72%	277
2012	19.005213	21.766621	14.53%	1,579
2011	20.000475	19.005213	-4.98%	1,478
2010	16.253949	20.000475	23.05%	1,423
2009	12.190155	16.253949	33.34%	1,557
2008	19.679065	12.190155	-38.06%	1,118

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.586966	14.087051	3.68%	926
2016	12.825357	13.586966	5.94%	5,425
2015	13.545777	12.825357	-5.32%	5,666
2014	13.373714	13.545777	1.29%	5,779
2013	13.872647	13.373714	-3.60%	10,486
2012	12.676358	13.872647	9.44%	17,102
2011	12.317183	12.676358	2.92%	16,038
2010	11.423440	12.317183	7.82%	18,209
2009	9.419677	11.423440	21.27%	21,195
2008	11.681086	9.419677	-19.36%	6,937
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.203737	11.266088	22.41%	1,510
2016	9.678310	9.203737	-4.90%	2,056
2015	9.991930	9.678310	-3.14%	2,059
2014	10.388637	9.991930	-3.82%	2,843
2013	8.800096	10.388637	18.05%	3,224
2012	7.813553	8.800096	12.63%	4,166
2011	8.866906	7.813553	-11.88%	4,176
2010	7.990895	8.866906	10.96%	1,909
2009	6.021537	7.990895	32.71%	1,394
2008*	10.000000	6.021537	-39.78%	953
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.940374	15.461319	19.48%	432
2016	12.641550	12.940374	2.36%	2,152
2015	13.698084	12.641550	-7.71%	2,139
2014	15.554720	13.698084	-11.94%	3,002
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
2009	10.869420	13.724830	26.27%	0
2008	20.830786	10.869420	-47.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.338967	16.892836	26.64%	2,471
2016	13.413092	13.338967	-0.55%	2,625
2015	13.339555	13.413092	0.55%	2,632
2014	12.421055	13.339555	7.39%	2,704
2013	9.477717	12.421055	31.06%	3,240
2012	8.370289	9.477717	13.23%	3,500
2011	8.871228	8.370289	-5.65%	3,525
2010	7.887171	8.871228	12.48%	477
2009	6.253770	7.887171	26.12%	0
2008*	10.000000	6.253770	-37.46%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.489527	15.042351	11.51%	0
2016	11.921537	13.489527	13.15%	682
2015	12.662431	11.921537	-5.85%	743
2014	11.780417	12.662431	7.49%	755
2013	8.948032	11.780417	31.65%	851
2012	7.804974	8.948032	14.65%	6,192
2011	8.524077	7.804974	-8.44%	8,922
2010	7.754152	8.524077	9.93%	6,835
2009	6.241962	7.754152	24.23%	5,775
2008*	10.000000	6.241962	-37.58%	4,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.428674	16.697827	24.34%	1,152
2016	12.985674	13.428674	3.41%	1,578
2015	13.364901	12.985674	-2.84%	1,558
2014	13.216041	13.364901	1.13%	1,666
2013	9.779309	13.216041	35.14%	3,162
2012	8.749358	9.779309	11.77%	8,900
2011	9.391284	8.749358	-6.84%	10,376
2010	7.616007	9.391284	23.31%	8,893
2009	6.164820	7.616007	23.54%	11,720
2008*	10.000000	6.164820	-38.35%	2,465
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.453402	19.373540	11.00%	443
2016	15.221537	17.453402	14.66%	745
2015	16.075781	15.221537	-5.31%	800
2014	14.089820	16.075781	14.10%	849
2013	10.650900	14.089820	32.29%	2,136
2012	9.389800	10.650900	13.43%	3,869
2011	9.858964	9.389800	-4.76%	4,226
2010	8.452178	9.858964	16.64%	3,222
2009	6.644385	8.452178	27.21%	5,229
2008*	10.000000	6.644385	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.632406	25.076652	21.54%	124
2016	19.582007	20.632406	5.36%	147
2015	19.978369	19.582007	-1.98%	159
2014	19.983455	19.978369	-0.03%	187
2013	14.237843	19.983455	40.35%	464
2012	12.913076	14.237843	10.26%	350
2011	13.358576	12.913076	-3.33%	426
2010	10.951449	13.358576	21.98%	421
2009	8.831338	10.951449	24.01%	853
2008	16.943088	8.831338	-47.88%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	33.628005	35.659867	6.04%	0
2016	27.455235	33.628005	22.48%	364
2015	30.049288	27.455235	-8.63%	399
2014	28.866883	30.049288	4.10%	434
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	514
2011	19.554618	18.026866	-7.81%	618
2010	15.857367	19.554618	23.32%	562
2009	12.922305	15.857367	22.71%	627
2008	19.578133	12.922305	-34.00%	277
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.270369	33.411675	10.38%	0
2016	25.333159	30.270369	19.49%	0
2015	26.484758	25.333159	-4.35%	0
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	480
2012	17.547095	19.712347	12.34%	1,162
2011	19.104866	17.547095	-8.15%	1,434
2010	15.677960	19.104866	21.86%	1,459
2009	11.961633	15.677960	31.07%	1,518
2008	19.902575	11.961633	-39.90%	822
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	20.867221	24.466462	17.25%	1,191
2016	19.252521	20.867221	8.39%	1,252
2015	19.616372	19.252521	-1.85%	1,291
2014	17.993196	19.616372	9.02%	1,294
2013	14.109883	17.993196	27.52%	1,499
2012	12.712220	14.109883	10.99%	1,757
2011	12.988392	12.712220	-2.13%	2,078
2010	11.765387	12.988392	10.39%	244
2009	9.610871	11.765387	22.42%	244
2008	16.883208	9.610871	-43.07%	244
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.556448	12.995619	3.50%	0
2016	12.015044	12.556448	4.51%	0
2015	13.062566	12.015044	-8.02%	0
2014	10.417275	13.062566	25.39%	0
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	136
2010	7.047616	8.920861	26.58%	0
2009	5.538460	7.047616	27.25%	211
2008*	10.000000	5.538460	-44.62%	1,410

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.676096	16.165603	18.20%	0
2016	12.590870	13.676096	8.62%	0
2015	12.793095	12.590870	-1.58%	0
2014	11.603655	12.793095	10.25%	0
2013*	10.000000	11.603655	16.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.439014	9.349021	-0.95%	638
2016	9.445015	9.439014	-0.06%	623
2015	9.720355	9.445015	-2.83%	655
2014	9.920601	9.720355	-2.02%	2,882
2013	10.164262	9.920601	-2.40%	14,968
2012	10.070717	10.164262	0.93%	41,068
2011	10.195882	10.070717	-1.23%	36,584
2010	10.210230	10.195882	-0.14%	43,381
2009	9.776899	10.210230	4.43%	43,010
2008*	10.000000	9.776899	-2.23%	19,835
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.891091	15.465638	11.33%	0
2016	11.786304	13.891091	17.86%	0
2015	12.709035	11.786304	-7.26%	0
2014	12.467470	12.709035	1.94%	0
2013*	10.000000	12.467470	24.67%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.812909	15.331910	19.66%	3,435
2016	12.995651	12.812909	-1.41%	4,952
2015	13.870366	12.995651	-6.31%	4,705
2014	15.487943	13.870366	-10.44%	4,376
2013	13.227042	15.487943	17.09%	3,404
2012	11.346978	13.227042	16.57%	5,513
2011	13.288936	11.346978	-14.61%	5,777
2010	12.816111	13.288936	3.69%	1,071
2009*	10.000000	12.816111	28.16%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	26.435064	32.107634	21.46%	0
2016	26.027829	26.435064	1.56%	0
2015	26.432332	26.027829	-1.53%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.910358	8.765631	-1.62%	4,386
2016	9.028122	8.910358	-1.30%	3,956
2015	9.242642	9.028122	-2.32%	3,694
2014	9.422161	9.242642	-1.91%	3,724
2013	9.604522	9.422161	-1.90%	7,408
2012	9.417722	9.604522	1.98%	20,667
2011	9.630730	9.417722	-2.21%	20,290
2010	9.381818	9.630730	2.65%	18,040
2009	8.490757	9.381818	10.49%	20,504
2008	10.059388	8.490757	-15.59%	11,990
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.653111	26.159329	15.48%	0
2016	21.146801	22.653111	7.12%	0
2015	21.790061	21.146801	-2.95%	0
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
2010	12.321060	14.758983	19.79%	0
2009	9.615264	12.321060	28.14%	0
2008	16.286092	9.615264	-40.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	26.025903	34.594510	32.92%	0
2016	26.733418	26.025903	-2.65%	0
2015	26.447693	26.733418	1.08%	0
2014	26.579415	26.447693	-0.50%	0
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
2009	13.316012	18.092515	35.87%	0
2008	22.889842	13.316012	-41.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.686205	10.014859	3.39%	0
2016	9.348206	9.686205	3.62%	0
2015	9.832956	9.348206	-4.93%	0
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.544637	10.535022	23.29%	0
2016	9.007720	8.544637	-5.14%	0
2015	8.960409	9.007720	0.53%	0
2014*	10.000000	8.960409	-10.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	22.721611	25.841009	13.73%	863
2016	20.936971	22.721611	8.52%	929
2015	20.826777	20.936971	0.53%	969
2014	19.348417	20.826777	7.64%	2,459
2013	15.097719	19.348417	28.15%	2,762
2012	13.279956	15.097719	13.69%	5,124
2011	13.662735	13.279956	-2.80%	7,094
2010	12.098149	13.662735	12.93%	4,927
2009	9.694514	12.098149	24.79%	5,023
2008	16.201647	9.694514	-40.16%	4,548
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	33.163600	36.835152	11.07%	528
2016	28.903522	33.163600	14.74%	589
2015	31.568512	28.903522	-8.44%	600
2014	28.998298	31.568512	8.86%	974
2013	21.149611	28.998298	37.11%	1,212
2012	18.435543	21.149611	14.72%	2,080
2011	19.368899	18.435543	-4.82%	2,790
2010	16.143091	19.368899	19.98%	1,621
2009	12.095861	16.143091	33.46%	1,695
2008	20.012111	12.095861	-39.56%	1,769
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.820090	10.856356	10.55%	0
2016	8.919993	9.820090	10.09%	0
2015	10.074444	8.919993	-11.46%	0
2014	10.285999	10.074444	-2.06%	0
2013	10.538238	10.285999	-2.39%	0
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.434274	10.098736	7.04%	0
2016	8.546273	9.434274	10.39%	0
2015	8.977753	8.546273	-4.81%	0
2014	9.080409	8.977753	-1.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.088472	10.892905	7.97%	0
2016	10.054512	10.088472	0.34%	0
2015	11.109470	10.054512	-9.50%	0
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
2009*	10.000000	10.782337	7.82%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.430302	10.297605	-1.27%	4,252
2016	10.559205	10.430302	-1.22%	9,161
2015	10.807402	10.559205	-2.30%	8,803
2014	11.002185	10.807402	-1.77%	9,166
2013	11.310560	11.002185	-2.73%	13,854
2012	10.970530	11.310560	3.10%	10,806
2011	11.138787	10.970530	-1.51%	9,415
2010	10.861161	11.138787	2.56%	2,434
2009*	10.000000	10.861161	8.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.032315	10.007688	-0.25%	0
2016*	10.000000	10.032315	0.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.054226	10.275795	2.20%	1,021
2016	10.051626	10.054226	0.03%	1,009
2015	10.274886	10.051626	-2.17%	1,049
2014	10.116726	10.274886	1.56%	1,145
2013	10.593616	10.116726	-4.50%	3,239
2012	9.923217	10.593616	6.76%	2,420
2011*	10.000000	9.923217	-0.77%	1,589
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.173293	11.73%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.283663	13.126260	27.64%	0
2016*	10.000000	10.283663	2.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.831822	18.306328	23.43%	0
2016	15.593682	14.831822	-4.89%	0
2015	15.971200	15.593682	-2.36%	0
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
2009	11.213197	13.625933	21.52%	0
2008	20.520325	11.213197	-45.36%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.772901	31.992907	24.13%	0
2016	29.604387	25.772901	-12.94%	0
2015	26.996859	29.604387	9.66%	0
2014	21.100280	26.996859	27.95%	0
2013	14.378070	21.100280	46.75%	0
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.316526	6.993495	-4.42%	0
2016	5.232139	7.316526	39.84%	0
2015	8.085411	5.232139	-35.29%	0
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.463016	7.153403	-4.15%	0
2016	5.325857	7.463016	40.13%	0
2015	8.208056	5.325857	-35.11%	0
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.985112	25.753254	22.72%	36
2016	19.974321	20.985112	5.06%	439
2015	21.094660	19.974321	-5.31%	469
2014	22.049753	21.094660	-4.33%	529
2013	15.053297	22.049753	46.48%	199
2012	14.313615	15.053297	5.17%	267
2011	15.387274	14.313615	-6.98%	878
2010	12.448604	15.387274	23.61%	627
2009	8.364439	12.448604	48.83%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.806018	12.039699	11.42%	0
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	22.928019	26.500794	15.58%	0
2016	21.181396	22.928019	8.25%	0
2015	21.429925	21.181396	-1.16%	0
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	312
2009	10.075814	11.816881	17.28%	312
2008	17.435268	10.075814	-42.21%	312
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	34.154602	37.563538	9.98%	0
2016	28.083164	34.154602	21.62%	0
2015	30.558179	28.083164	-8.10%	0
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
2010	16.920857	20.874369	23.36%	2,971
2009	12.171559	16.920857	39.02%	0
2008	19.440140	12.171559	-37.39%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.580532	11.700423	1.04%	0
2016	11.383298	11.580532	1.73%	0
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	3,898
2011	11.706243	12.748550	8.90%	3,981
2010	11.427508	11.706243	2.44%	7,855
2009	10.639708	11.427508	7.40%	1,430
2008	11.094373	10.639708	-4.10%	1,464

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	21.768976	25.521835	17.24%	0
2016	19.732325	21.768976	10.32%	0
2015	21.529523	19.732325	-8.35%	0
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	445
2009	10.462657	12.008004	14.77%	445
2008	16.449826	10.462657	-36.40%	445
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	24.047497	26.123655	8.63%	333
2016	20.107002	24.047497	19.60%	379
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	1,499
2011	13.358495	12.908774	-3.37%	2,219
2010	11.521407	13.358495	15.94%	2,147
2009	9.108360	11.521407	26.49%	604
2008	12.381706	9.108360	-26.44%	563
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.953979	12.435941	13.53%	0
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	0
2009*	10.000000	11.969753	19.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.051714	10.489503	4.36%	0
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.698096	9.754501	0.58%	4,848
2016	9.712329	9.698096	-0.15%	4,804
2015*	10.000000	9.712329	-2.88%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.121425	1.21%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.539574	15.835996	8.92%	0
2016	11.380989	14.539574	27.75%	0
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	35.181853	38.540075	9.55%	196
2016	28.712668	35.181853	22.53%	470
2015	30.166844	28.712668	-4.82%	531
2014	29.448071	30.166844	2.44%	796
2013	21.474692	29.448071	37.13%	1,205
2012	19.040545	21.474692	12.78%	3,452
2011	19.428449	19.040545	-2.00%	4,666
2010	15.844234	19.428449	22.62%	4,973
2009	13.004399	15.844234	21.84%	0
2008	19.317027	13.004399	-32.68%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	389
2011	13.864896	13.731020	-0.97%	537
2010	12.421688	13.864896	11.62%	1,023
2009	10.112851	12.421688	22.83%	451
2008	16.557317	10.112851	-38.92%	451
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
2010	12.505268	14.020079	12.11%	8,593
2009	10.498713	12.505268	19.11%	0
2008	15.330307	10.498713	-31.52%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	18.995528	23.024350	21.21%	0
2016	16.689162	18.995528	13.82%	0
2015	17.569084	16.689162	-5.01%	0
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
2009	8.034864	9.847216	22.56%	0
2008	13.250549	8.034864	-39.36%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.157773	13.112696	7.85%	0
2016	13.060227	12.157773	-6.91%	0
2015	14.323695	13.060227	-8.82%	0
2014	14.896789	14.323695	-3.85%	0
2013	13.165069	14.896789	13.15%	0
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
2010	12.108087	13.334420	10.13%	0
2009	10.969747	12.108087	10.38%	0
2008	16.005727	10.969747	-31.46%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	11.937700	12.070333	1.11%	0
2016	11.831347	11.937700	0.90%	0
2015	12.194538	11.831347	-2.98%	0
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
2009	9.400709	11.007581	17.09%	214
2008	10.434843	9.400709	-9.91%	214

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.591851	14.941397	9.93%	0
2016	13.253330	13.591851	2.55%	0
2015	13.672677	13.253330	-3.07%	3,551
2014	13.463495	13.672677	1.55%	6,100
2013	12.205107	13.463495	10.31%	7,979
2012	11.225020	12.205107	8.73%	9,494
2011	11.567530	11.225020	-2.96%	10,989
2010	10.546844	11.567530	9.68%	12,342
2009	8.731219	10.546844	20.79%	18,293
2008	11.973480	8.731219	-27.08%	19,490
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.179379	16.065929	13.30%	0
2016	13.751411	14.179379	3.11%	0
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	2,616
2011	11.638850	11.201851	-3.75%	2,868
2010	10.446336	11.638850	11.42%	3,125
2009	8.339025	10.446336	25.27%	17,060
2008	12.734608	8.339025	-34.52%	17,399
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	461
2010	10.204831	11.525093	12.94%	16,781
2009	7.982886	10.204831	27.83%	23,502
2008	13.249973	7.982886	-39.75%	23,502
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.488696	14.675893	-5.25%	0
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
2009	9.519567	13.690020	43.81%	0
2008	21.426574	9.519567	-55.57%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.761985	23.891671	9.79%	0
2016	18.970272	21.761985	14.72%	0
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	446
2011	13.796680	13.533599	-1.91%	2,111
2010	12.319644	13.796680	11.99%	9,085
2009	9.733362	12.319644	26.57%	1,925
2008	17.466611	9.733362	-44.27%	1,925
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.325583	29.333682	31.39%	0
2016	22.782894	22.325583	-2.01%	0
2015	21.869122	22.782894	4.18%	0
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
2010	11.634753	14.043914	20.71%	372
2009	9.330044	11.634753	24.70%	372
2008	18.171520	9.330044	-48.66%	948
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.190613	12.354877	1.35%	4,355
2016	11.972600	12.190613	1.82%	6,667
2015	12.391204	11.972600	-3.38%	6,900
2014	12.039095	12.391204	2.92%	9,757
2013	12.615011	12.039095	-4.57%	16,454
2012	12.258973	12.615011	2.90%	36,470
2011	11.752048	12.258973	4.31%	90,604
2010	11.213147	11.752048	4.81%	179,233
2009	9.964971	11.213147	12.53%	277,942
2008	10.592391	9.964971	-5.92%	261,266
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	34.037746	39.985118	17.47%	0
2016	31.205243	34.037746	9.08%	0
2015	32.552123	31.205243	-4.14%	0
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	1,280
2011	24.532712	21.313396	-13.12%	2,240
2010	19.579731	24.532712	25.30%	4,866
2009	14.376832	19.579731	36.19%	5,052
2008	24.429564	14.376832	-41.15%	6,894

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	18.029926	22.841045	26.68%	0
2016	19.529322	18.029926	-7.68%	0
2015	19.400905	19.529322	0.66%	0
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
2009	13.392232	16.472568	23.00%	0
2008	24.524388	13.392232	-45.39%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.595130	11.726504	1.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	27.555795	31.980768	16.06%	0
2016	25.875700	27.555795	6.49%	0
2015	27.427999	25.875700	-5.66%	0
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	89
2010	15.413239	18.976719	23.12%	89
2009	10.064495	15.413239	53.14%	174
2008	21.202732	10.064495	-52.53%	174
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.725407	12.796138	9.13%	0
2016	10.630221	11.725407	10.30%	0
2015	11.631141	10.630221	-8.61%	0
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
2010	8.304096	8.922286	7.44%	0
2009	6.542223	8.304096	26.93%	0
2008*	10.000000	6.542223	-34.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.835285	14.787805	6.88%	0
2016	12.450280	13.835285	11.12%	0
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	498
2009	7.640967	10.096749	32.14%	498
2008	11.146886	7.640967	-31.45%	498

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	23.576251	27.700716	17.49%	0
2016	20.847005	23.576251	13.09%	0
2015	22.202504	20.847005	-6.11%	0
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	865
2010	12.513402	14.712054	17.57%	1,695
2009	10.942922	12.513402	14.35%	4,268
2008	15.404295	10.942922	-28.96%	5,666
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	32.731071	35.296632	7.84%	546
2016	25.797235	32.731071	26.88%	996
2015	28.583969	25.797235	-9.75%	1,178
2014	29.165614	28.583969	-1.99%	1,536
2013	21.967646	29.165614	32.77%	2,395
2012	19.042266	21.967646	15.36%	7,067
2011	20.303088	19.042266	-6.21%	18,648
2010	16.248200	20.303088	24.96%	34,864
2009	12.909587	16.248200	25.86%	59,503
2008	19.778357	12.909587	-34.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.309852	11.371348	36.84%	0
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.290622	20.801278	13.73%	0
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
2009	13.081038	17.469514	33.55%	0
2008	22.515223	13.081038	-41.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	8.978461	8.918638	-0.67%	0
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.937108	17.253945	23.80%	0
2016	14.018049	13.937108	-0.58%	0
2015	13.732582	14.018049	2.08%	0
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	1,318
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	13.019934	15.498546	19.04%	0
2016	13.283681	13.019934	-1.99%	0
2015	13.490783	13.283681	-1.54%	0
2014	12.855079	13.490783	4.95%	0
2013	9.656623	12.855079	33.12%	0
2012*	10.000000	9.656623	-3.43%	543
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.488649	14.395202	15.27%	0
2016	13.152349	12.488649	-5.05%	0
2015	14.725730	13.152349	-10.68%	0
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
2010	11.761044	12.455671	5.91%	0
2009*	10.000000	11.761044	17.61%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.830637	12.299843	3.97%	0
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.617458	15.604102	23.67%	0
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	20.624237	23.745083	15.13%	0
2016	20.285342	20.624237	1.67%	0
2015	20.731072	20.285342	-2.15%	0
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
2009	11.963925	14.641613	22.38%	0
2008	14.626158	11.963925	-18.20%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.666392	9.736429	0.72%	0
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	28.252628	35.793847	26.69%	0
2016	28.437489	28.252628	-0.65%	0
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	483
2011	17.665535	16.020816	-9.31%	659
2010	17.024431	17.665535	3.77%	1,723
2009	11.964347	17.024431	42.29%	232
2008	22.047442	11.964347	-45.73%	231
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.709029	22.186202	41.23%	0
2016	14.157758	15.709029	10.96%	0
2015	13.883259	14.157758	1.98%	0
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	20.978435	26.743389	27.48%	0
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
2009	17.604164	30.720539	74.51%	0
2008	37.818595	17.604164	-53.45%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.721108	15.662335	23.12%	0
2016	11.997419	12.721108	6.03%	0
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.190386	29.952720	14.37%	2,321
2016	23.619868	26.190386	10.88%	3,864
2015	24.466486	23.619868	-3.46%	3,417
2014	22.782329	24.466486	7.39%	4,644
2013	17.241002	22.782329	32.14%	8,058
2012	15.268221	17.241002	12.92%	24,210
2011	15.740351	15.268221	-3.00%	63,239
2010	14.522997	15.740351	8.38%	110,218
2009	12.170575	14.522997	19.33%	132,464
2008	18.569909	12.170575	-34.46%	1,088
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.815493	18.311334	23.60%	484
2016	14.639677	14.815493	1.20%	537
2015	14.129694	14.639677	3.61%	0
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	669
2011	10.659314	10.203372	-4.28%	794
2010*	10.000000	10.659314	6.59%	1,005

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.948556	12.420294	24.85%	0
2016	9.644725	9.948556	3.15%	0
2015*	10.000000	9.644725	-3.55%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.440755	11.807065	3.20%	0
2016	11.089431	11.440755	3.17%	0
2015	11.475136	11.089431	-3.36%	0
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	1,172
2010	9.927442	10.337855	4.13%	2,174
2009	9.313512	9.927442	6.59%	2,110
2008	10.673210	9.313512	-12.74%	203,256
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.323315	21.705105	6.80%	0
2016	18.858231	20.323315	7.77%	0
2015	19.581950	18.858231	-3.70%	0
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
2009	13.537731	17.165409	26.80%	0
2008	16.339813	13.537731	-17.15%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.608889	17.877041	14.53%	0
2016	14.428448	15.608889	8.18%	0
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
2010*	10.000000	11.265383	12.65%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.892101	24.192566	5.68%	0
2016	19.539878	22.892101	17.16%	0
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	1,345
2010	12.337108	13.603911	10.27%	1,584
2009*	10.000000	12.337108	23.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.742313	15.508121	12.85%	17,393
2016	12.936619	13.742313	6.23%	19,178
2015	13.145771	12.936619	-1.59%	21,794
2014	12.848561	13.145771	2.31%	23,087
2013	10.694457	12.848561	20.14%	20,809
2012	9.484316	10.694457	12.76%	229,695
2011	9.642376	9.484316	-1.64%	356,132
2010	8.833028	9.642376	9.16%	381,891
2009	7.344487	8.833028	20.27%	387,849
2008	10.732657	7.344487	-31.57%	380,898
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.261170	10.321399	0.59%	25,498
2016	10.257067	10.261170	0.04%	24,428
2015	10.549847	10.257067	-2.78%	27,017
2014	10.312484	10.549847	2.30%	27,949
2013	10.861918	10.312484	-5.06%	20,745
2012	10.619417	10.861918	2.28%	210,388
2011	10.306571	10.619417	3.04%	303,979
2010	9.978477	10.306571	3.29%	317,960
2009	9.130214	9.978477	9.29%	305,976
2008	10.395406	9.130214	-12.17%	321,333
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.095292	17.991002	27.64%	323
2016	14.436052	14.095292	-2.36%	384
2015	13.904076	14.436052	3.83%	0
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	936
2011	10.629301	9.394355	-11.62%	1,512
2010	9.799774	10.629301	8.46%	6,602
2009	7.101625	9.799774	37.99%	471
2008	11.876563	7.101625	-40.20%	488

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.657029	18.255174	24.55%	0
2016	13.789587	14.657029	6.29%	0
2015	13.295893	13.789587	3.71%	0
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	1,031
2011	9.406610	8.737424	-7.11%	3,177
2010	8.166735	9.406610	15.18%	8,208
2009	6.038560	8.166735	35.24%	2,404
2008	11.108347	6.038560	-45.64%	9,477
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	13.039542	15.494573	18.83%	18,292
2016	12.044352	13.039542	8.26%	21,236
2015	12.226688	12.044352	-1.49%	24,113
2014	11.382472	12.226688	7.42%	25,941
2013	8.784156	11.382472	29.58%	21,068
2012	7.700587	8.784156	14.07%	267,507
2011	8.082379	7.700587	-4.72%	421,235
2010	7.473482	8.082379	8.15%	442,522
2009	5.868092	7.473482	27.36%	434,278
2008	9.722931	5.868092	-39.65%	417,606
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	22.931176	26.301238	14.70%	702
2016	20.012585	22.931176	14.58%	1,566
2015	21.967720	20.012585	-8.90%	1,680
2014	20.695251	21.967720	6.15%	2,027
2013	15.695825	20.695251	31.85%	3,342
2012	13.630653	15.695825	15.15%	11,923
2011	14.352557	13.630653	-5.03%	16,940
2010	12.757362	14.352557	12.50%	29,494
2009	10.206059	12.757362	25.00%	13,172
2008	16.683031	10.206059	-38.82%	33,435
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.763999	19.522506	4.04%	0
2016	16.865947	18.763999	11.25%	0
2015	17.770721	16.865947	-5.09%	0
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
2009	9.617685	13.683945	42.28%	0
2008	13.705729	9.617685	-29.83%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.880503	15.661239	21.59%	0
2016	11.640080	12.880503	10.66%	0
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
2010	7.551323	8.491116	12.45%	0
2009	5.065862	7.551323	49.06%	0
2008*	10.000000	5.065862	-49.34%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.487598	16.712104	15.35%	2,810
2016	13.500832	14.487598	7.31%	5,339
2015	13.912338	13.500832	-2.96%	5,805
2014	12.918651	13.912338	7.69%	7,909
2013	9.567855	12.918651	35.02%	13,673
2012	8.815334	9.567855	8.54%	38,987
2011	9.350943	8.815334	-5.73%	90,471
2010	7.765678	9.350943	20.41%	163,186
2009	6.070614	7.765678	27.92%	285,695
2008*	10.000000	6.070614	-39.29%	320,799
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
2009	6.303170	7.935787	25.90%	0
2008*	10.000000	6.303170	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.622467	12.692033	9.20%	6,782
2016	11.239220	11.622467	3.41%	7,131
2015	11.656842	11.239220	-3.58%	7,521
2014	11.469003	11.656842	1.64%	13,231
2013	10.264545	11.469003	11.73%	9,256
2012	9.484681	10.264545	8.22%	203,169
2011	9.865025	9.484681	-3.86%	243,731
2010	9.168916	9.865025	7.59%	241,220
2009	7.852379	9.168916	16.77%	177,117
2008*	10.000000	7.852379	-21.48%	177,117

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.947312	13.483910	12.86%	0
2016	11.422711	11.947312	4.59%	0
2015	11.879499	11.422711	-3.85%	0
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	46,357
2012	8.898775	9.854361	10.74%	323,837
2011	9.457221	8.898775	-5.90%	329,204
2010	8.634762	9.457221	9.52%	329,395
2009	7.136271	8.634762	21.00%	10,638
2008*	10.000000	7.136271	-28.64%	10,638
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.838423	11.234458	3.65%	3,607
2016	10.630838	10.838423	1.95%	3,997
2015	10.989682	10.630838	-3.27%	4,408
2014	10.913127	10.989682	0.70%	4,806
2013	10.672242	10.913127	2.26%	2,992
2012	10.188217	10.672242	4.75%	2,229
2011	10.308704	10.188217	-1.17%	2,408
2010	9.904798	10.308704	4.08%	0
2009	8.993013	9.904798	10.14%	0
2008*	10.000000	8.993013	-10.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.262883	11.478837	11.85%	0
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.268357	11.787722	14.80%	0
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.814656	13.122733	11.07%	82,981
2016	11.357533	11.814656	4.02%	86,791
2015	11.780332	11.357533	-3.59%	90,517
2014	11.560275	11.780332	1.90%	99,978
2013	10.069798	11.560275	14.80%	99,439
2012	9.196320	10.069798	9.50%	74,384
2011	9.661834	9.196320	-4.82%	74,158
2010	8.902263	9.661834	8.53%	175,858
2009	7.491083	8.902263	18.84%	18,893
2008*	10.000000	7.491083	-25.09%	1,994

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	5,314
2011	9.229854	8.574731	-7.10%	5,314
2010	8.358577	9.229854	10.42%	5,314
2009	6.776253	8.358577	23.35%	0
2008*	10.000000	6.776253	-32.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.444083	12.255655	7.09%	5,784
2016	11.078239	11.444083	3.30%	6,086
2015	11.490543	11.078239	-3.59%	6,420
2014	11.328751	11.490543	1.43%	6,901
2013	10.450646	11.328751	8.40%	5,268
2012	9.745905	10.450646	7.23%	5,628
2011	10.027472	9.745905	-2.81%	6,009
2010	9.437218	10.027472	6.25%	18,846
2009	8.229175	9.437218	14.68%	0
2008*	10.000000	8.229175	-17.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.200787	11.372198	1.53%	5,653
2016	10.945211	11.200787	2.34%	5,626
2015	11.331400	10.945211	-3.41%	1,543
2014	11.108157	11.331400	2.01%	3,362
2013	11.646760	11.108157	-4.62%	8,002
2012	11.120167	11.646760	4.74%	15,200
2011	10.740293	11.120167	3.54%	60,230
2010	10.321677	10.740293	4.06%	122,176
2009	9.753752	10.321677	5.82%	188,700
2008*	10.000000	9.753752	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	160
2009	9.759531	11.073984	13.47%	0
2008*	10.000000	9.759531	-2.40%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.576207	13.299673	14.89%	0
2016	10.663899	11.576207	8.56%	0
2015	11.299958	10.663899	-5.63%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.134066	12.351908	10.94%	0
2016	10.503513	11.134066	6.00%	0
2015	10.971671	10.503513	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.892092	31.507248	37.63%	0
2016	21.854914	22.892092	4.75%	0
2015	26.773426	21.854914	-18.37%	0
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
2009	19.289618	30.657203	58.93%	0
2008	47.054817	19.289618	-59.01%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.887230	10.831515	-0.51%	4,332
2016	11.089083	10.887230	-1.82%	6,779
2015	11.391655	11.089083	-2.66%	6,806
2014	11.178962	11.391655	1.90%	9,081
2013	11.956428	11.178962	-6.50%	13,840
2012	11.906138	11.956428	0.42%	32,920
2011	11.390386	11.906138	4.53%	76,373
2010	11.154997	11.390386	2.11%	140,588
2009	11.147169	11.154997	0.07%	240,245
2008	10.619040	11.147169	4.97%	281,568
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.126009	7.952735	-2.13%	269
2016	8.337415	8.126009	-2.54%	268
2015	8.555579	8.337415	-2.55%	269
2014	8.779455	8.555579	-2.55%	289
2013	9.009187	8.779455	-2.55%	290
2012	9.245579	9.009187	-2.56%	9,653
2011	9.486829	9.245579	-2.54%	30,728
2010	9.735058	9.486829	-2.55%	43,739
2009	9.985606	9.735058	-2.51%	33,760
2008	10.040699	9.985606	-0.55%	25,906
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.593107	9.403671	23.84%	0
2016	7.742192	7.593107	-1.93%	0
2015	8.209248	7.742192	-5.69%	0
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	1,183
2011	7.520638	6.596234	-12.29%	2,043
2010	6.829224	7.520638	10.12%	1,885
2009	5.413580	6.829224	26.15%	771
2008*	10.000000	5.413580	-45.86%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.296208	10.062709	21.29%	0
2016	8.468400	8.296208	-2.03%	0
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
2009	6.369716	7.983117	25.33%	0
2008	11.486226	6.369716	-44.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	22.010817	25.404617	15.42%	0
2016	20.631727	22.010817	6.68%	0
2015	21.385114	20.631727	-3.52%	14,519
2014	20.902649	21.385114	2.31%	19,279
2013	16.856410	20.902649	24.00%	34,784
2012	14.924933	16.856410	12.94%	52,018
2011	15.941481	14.924933	-6.38%	84,771
2010	14.270643	15.941481	11.71%	118,978
2009	11.512141	14.270643	23.96%	251,005
2008	18.705868	11.512141	-38.46%	358,628
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.567863	15.777749	8.31%	5,269
2016	14.061722	14.567863	3.60%	5,505
2015	14.454808	14.061722	-2.72%	5,760
2014	14.182742	14.454808	1.92%	6,105
2013	12.831316	14.182742	10.53%	6,447
2012	12.037977	12.831316	6.59%	3,740
2011	12.243948	12.037977	-1.68%	9,445
2010	11.441283	12.243948	7.02%	5,480
2009*	10.000000	11.441283	14.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.805757	18.803911	11.89%	0
2016	16.005533	16.805757	5.00%	0
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
2010	11.995956	13.096652	9.18%	0
2009*	10.000000	11.995956	19.96%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.316570	12.685488	3.00%	8,540
2016	12.121144	12.316570	1.61%	8,870
2015	12.405497	12.121144	-2.29%	9,216
2014	12.253409	12.405497	1.24%	15,384
2013	11.994497	12.253409	2.16%	16,169
2012	11.703416	11.994497	2.49%	5,956
2011	11.666968	11.703416	0.31%	6,076
2010	11.305970	11.666968	3.19%	0
2009	10.635584	11.305970	6.30%	14,960
2008	11.613381	10.635584	-8.42%	15,293
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.251628	11.392814	11.13%	0
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.307918	11.749945	13.99%	0
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.314355	19.055448	10.06%	70,807
2016	16.581702	17.314355	4.42%	74,511
2015	17.072766	16.581702	-2.88%	78,477
2014	16.656509	17.072766	2.50%	98,355
2013	14.655419	16.656509	13.65%	90,435
2012	13.572366	14.655419	7.98%	101,735
2011	13.932384	13.572366	-2.58%	306,508
2010	12.889966	13.932384	8.09%	856,316
2009	11.102684	12.889966	16.10%	1,236,019
2008	14.834493	11.102684	-25.16%	1,350,491
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	20.026333	22.772424	13.71%	2,749
2016	18.942264	20.026333	5.72%	4,329
2015	19.580880	18.942264	-3.26%	7,997
2014	19.144282	19.580880	2.28%	12,478
2013	16.052812	19.144282	19.26%	35,027
2012	14.481183	16.052812	10.85%	80,258
2011	15.182222	14.481183	-4.62%	142,247
2010	13.807159	15.182222	9.96%	206,876
2009	11.390121	13.807159	21.22%	316,538
2008	17.036643	11.390121	-33.14%	353,824

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.857986	15.814004	6.43%	54,526
2016	14.423121	14.857986	3.02%	55,858
2015	14.805082	14.423121	-2.58%	57,267
2014	14.505035	14.805082	2.07%	93,395
2013	13.470774	14.505035	7.68%	97,774
2012	12.795373	13.470774	5.28%	139,831
2011	12.864085	12.795373	-0.53%	186,644
2010	12.164556	12.864085	5.75%	206,864
2009	10.896205	12.164556	11.64%	242,335
2008	13.161523	10.896205	-17.21%	272,864
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.477644	26.597647	23.84%	0
2016	21.328997	21.477644	0.70%	0
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	1,139
2011	13.552335	12.877914	-4.98%	4,694
2010	12.815268	13.552335	5.75%	7,631
2009*	10.000000	12.815268	28.15%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.962310	11.413278	14.56%	0
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.338231	37.617452	12.84%	0
2016	28.438030	33.338231	17.23%	0
2015	29.941009	28.438030	-5.02%	0
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
2010	16.196685	19.919798	22.99%	0
2009	12.153449	16.196685	33.27%	123
2008	19.629907	12.153449	-38.09%	123

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.490590	13.979972	3.63%	3,404
2016	12.740906	13.490590	5.88%	3,483
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	4,701
2011	12.267503	12.618776	2.86%	5,520
2010	11.383200	12.267503	7.77%	14,301
2009	9.391312	11.383200	21.21%	1,073
2008	11.651891	9.391312	-19.40%	1,220
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.162929	11.210407	22.35%	4,787
2016	9.640328	9.162929	-4.95%	9,647
2015	9.957829	9.640328	-3.19%	10,020
2014	10.358492	9.957829	-3.87%	12,558
2013	8.779059	10.358492	17.99%	18,869
2012	7.798884	8.779059	12.57%	51,019
2011	8.854791	7.798884	-11.92%	92,543
2010	7.984057	8.854791	10.91%	142,957
2009	6.019470	7.984057	32.64%	241,277
2008*	10.000000	6.019470	-39.81%	229,957
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.849949	15.345430	19.42%	0
2016	12.559637	12.849949	2.31%	0
2015	13.616307	12.559637	-7.76%	0
2014	15.469808	13.616307	-11.98%	0
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
2009	10.837865	13.677962	26.21%	0
2008	20.780992	10.837865	-47.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.279826	16.809340	26.58%	1,316
2016	13.360452	13.279826	-0.60%	2,665
2015	13.294008	13.360452	0.50%	2,797
2014	12.384991	13.294008	7.34%	3,708
2013	9.455041	12.384991	30.99%	6,085
2012	8.354559	9.455041	13.17%	18,496
2011	8.859090	8.354559	-5.70%	41,414
2010	7.880412	8.859090	12.42%	73,465
2009	6.251616	7.880412	26.05%	140,938
2008*	10.000000	6.251616	-37.48%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.429722	14.968004	11.45%	0
2016	11.874759	13.429722	13.09%	0
2015	12.619213	11.874759	-5.90%	0
2014	11.746224	12.619213	7.43%	0
2013	8.926637	11.746224	31.59%	0
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
2010	7.747515	8.512429	9.87%	0
2009	6.239816	7.747515	24.16%	0
2008*	10.000000	6.239816	-37.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.369108	16.615262	24.28%	1,645
2016	12.934688	13.369108	3.36%	3,374
2015	13.319259	12.934688	-2.89%	3,426
2014	13.177666	13.319259	1.07%	4,792
2013	9.755918	13.177666	35.07%	7,132
2012	8.732915	9.755918	11.71%	21,313
2011	9.378430	8.732915	-6.88%	46,853
2010	7.609490	9.378430	23.25%	84,413
2009	6.162707	7.609490	23.48%	118,084
2008*	10.000000	6.162707	-38.37%	102,251
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.375973	19.277733	10.94%	1,748
2016	15.161768	17.375973	14.60%	3,547
2015	16.020867	15.161768	-5.36%	3,923
2014	14.048896	16.020867	14.04%	5,436
2013	10.625415	14.048896	32.22%	9,021
2012	9.372148	10.625415	13.37%	27,845
2011	9.845472	9.372148	-4.81%	57,549
2010	8.444937	9.845472	16.58%	85,278
2009	6.642101	8.444937	27.14%	120,392
2008*	10.000000	6.642101	-33.58%	177,304
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.486095	24.886092	21.48%	0
2016	19.453096	20.486095	5.31%	0
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	0
2008	16.900776	8.804755	-47.90%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	33.389597	35.388948	5.99%	0
2016	27.274525	33.389597	22.42%	0
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
2010	15.801537	19.475784	23.25%	0
2009	12.883408	15.801537	22.65%	0
2008	19.529246	12.883408	-34.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	0
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	660
2011	19.027826	17.467384	-8.20%	1,166
2010	15.622746	19.027826	21.80%	1,084
2009	11.925620	15.622746	31.00%	395
2008	19.852863	11.925620	-39.93%	22,646
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	20.719226	24.280530	17.19%	1,922
2016	19.125757	20.719226	8.33%	3,719
2015	19.497213	19.125757	-1.91%	4,065
2014	17.893068	19.497213	8.97%	5,685
2013	14.038553	17.893068	27.46%	10,352
2012	12.654456	14.038553	10.94%	26,652
2011	12.935991	12.654456	-2.18%	60,189
2010	11.723931	12.935991	10.34%	111,186
2009	9.581929	11.723931	22.35%	182,259
2008	16.841033	9.581929	-43.10%	217,346
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.500743	12.931366	3.44%	0
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
2009	5.536549	7.041577	27.18%	0
2008*	10.000000	5.536549	-44.63%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.650424	16.127017	18.14%	0
2016	12.573658	13.650424	8.56%	0
2015	12.782159	12.573658	-1.63%	0
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.397131	9.302776	-1.00%	0
2016	9.407928	9.397131	-0.11%	0
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	5,809
2011	10.181934	10.051801	-1.28%	8,255
2010	10.201506	10.181934	-0.19%	14,994
2009	9.773555	10.201506	4.38%	3,645
2008*	10.000000	9.773555	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	0
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.762624	15.263937	19.60%	3,601
2016	12.951272	12.762624	-1.46%	7,442
2015	13.830092	12.951272	-6.35%	7,319
2014	15.450904	13.830092	-10.49%	8,794
2013	13.202184	15.450904	17.03%	12,840
2012	11.331470	13.202184	16.51%	35,439
2011	13.277584	11.331470	-14.66%	64,396
2010	12.811727	13.277584	3.64%	101,387
2009*	10.000000	12.811727	28.12%	171,565
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	26.245982	31.861691	21.40%	0
2016	25.854870	26.245982	1.51%	0
2015	26.270166	25.854870	-1.58%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.847186	8.699031	-1.67%	1,633
2016	8.968705	8.847186	-1.35%	1,603
2015	9.186521	8.968705	-2.37%	1,613
2014	9.369761	9.186521	-1.96%	1,736
2013	9.556012	9.369761	-1.95%	3,074
2012	9.374979	9.556012	1.93%	8,260
2011	9.591920	9.374979	-2.26%	49,641
2010	9.348803	9.591920	2.60%	108,932
2009	8.465200	9.348803	10.44%	167,647
2008	10.034249	8.465200	-15.64%	293,488
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.494860	25.963308	15.42%	0
2016	21.009810	22.494860	7.07%	0
2015	21.660013	21.009810	-3.00%	0
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
2009	9.587339	12.278963	28.07%	0
2008	16.247159	9.587339	-40.99%	141
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	25.841324	34.331610	32.86%	0
2016	26.557404	25.841324	-2.70%	0
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
2009	13.275934	18.028802	35.80%	0
2008	22.832692	13.275934	-41.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.665473	9.988314	3.34%	0
2016	9.332961	9.665473	3.56%	0
2015	9.821966	9.332961	-4.98%	0
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.532968	10.515258	23.23%	0
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	22.560441	25.644598	13.67%	2,450
2016	20.799097	22.560441	8.47%	4,424
2015	20.700239	20.799097	0.48%	4,135
2014	19.240734	20.700239	7.59%	5,722
2013	15.021393	19.240734	28.09%	10,140
2012	13.219623	15.021393	13.63%	26,383
2011	13.607633	13.219623	-2.85%	59,229
2010	12.055541	13.607633	12.87%	108,164
2009	9.665322	12.055541	24.73%	169,515
2008	16.161175	9.665322	-40.19%	185,768
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	32.928435	36.555250	11.01%	0
2016	28.713249	32.928435	14.68%	0
2015	31.376782	28.713249	-8.49%	0
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
2010	16.086219	19.290778	19.92%	0
2009	12.059435	16.086219	33.39%	0
2008	19.962121	12.059435	-39.59%	49,584
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.048882	10.844618	7.92%	0
2016	10.020181	10.048882	0.29%	0
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
2010	10.778640	11.488230	6.58%	0
2009*	10.000000	10.778640	7.79%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.389373	10.251948	-1.32%	9,874
2016	10.523153	10.389373	-1.27%	11,272
2015	10.776015	10.523153	-2.35%	3,355
2014	10.975869	10.776015	-1.82%	4,606
2013	11.289295	10.975869	-2.78%	7,099
2012	10.955543	11.289295	3.05%	18,195
2011	11.129257	10.955543	-1.56%	31,788
2010	10.857437	11.129257	2.50%	57,239
2009*	10.000000	10.857437	8.57%	77,003
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.028880	9.999140	-0.30%	0
2016*	10.000000	10.028880	0.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	10.025066	10.240757	2.15%	0
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	822
2011*	10.000000	9.919841	-0.80%	1,033
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.169507	11.70%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.281247	13.116469	27.58%	0
2016*	10.000000	10.281247	2.81%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.728201	18.169149	23.36%	0
2016	15.492662	14.728201	-4.93%	0
2015	15.875882	15.492662	-2.41%	0
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
2009	11.180653	13.579407	21.45%	0
2008	20.471301	11.180653	-45.38%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.685022	31.867520	24.07%	0
2016	29.518552	25.685022	-12.99%	0
2015	26.932388	29.518552	9.60%	0
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.299016	6.973184	-4.46%	0
2016	5.222290	7.299016	39.77%	0
2015	8.074339	5.222290	-35.32%	0
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.445137	7.132621	-4.20%	0
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.854950	25.580440	22.66%	0
2016	19.860591	20.854950	5.01%	0
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0
2010	12.415878	15.338966	23.54%	2,728
2009	8.346733	12.415878	48.75%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.780205	12.004788	11.36%	0
2016	10.706760	10.780205	0.69%	0
2015	11.137393	10.706760	-3.87%	0
2014	10.973077	11.137393	1.50%	0
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	22.765294	26.299245	15.52%	0
2016	21.041834	22.765294	8.19%	0
2015	21.299650	21.041834	-1.21%	0
2014	20.009278	21.299650	6.45%	0
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
2010	11.775225	12.937218	9.87%	0
2009	10.045454	11.775225	17.22%	0
2008	17.391707	10.045454	-42.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	33.912253	37.277923	9.92%	0
2016	27.898161	33.912253	21.56%	0
2015	30.372470	27.898161	-8.15%	0
2014	28.622684	30.372470	6.11%	0
2013	21.350842	28.622684	34.06%	0
2012	18.504473	21.350842	15.38%	0
2011	20.790175	18.504473	-10.99%	0
2010	16.861246	20.790175	23.30%	0
2009	12.134914	16.861246	38.95%	0
2008	19.391590	12.134914	-37.42%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.497657	11.610751	0.98%	0
2016	11.307614	11.497657	1.68%	0
2015	11.903316	11.307614	-5.00%	0
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	0
2011	11.658277	12.689829	8.85%	0
2010	11.386526	11.658277	2.39%	0
2009	10.606993	11.386526	7.35%	0
2008	11.065938	10.606993	-4.15%	701

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	21.614532	25.327802	17.18%	0
2016	19.602357	21.614532	10.26%	0
2015	21.398689	19.602357	-8.39%	0
2014	19.558032	21.398689	9.41%	0
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
2010	11.965688	13.270258	10.90%	0
2009	10.431155	11.965688	14.71%	0
2008	16.408735	10.431155	-36.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	23.903981	25.954475	8.58%	0
2016	19.997230	23.903981	19.54%	0
2015	20.860606	19.997230	-4.14%	0
2014	18.425343	20.860606	13.22%	0
2013	14.562676	18.425343	26.52%	0
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
2010	11.493844	13.319708	15.89%	0
2009	9.091242	11.493844	26.43%	0
2008	12.364782	9.091242	-26.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.944611	12.418950	13.47%	0
2016	9.681185	10.944611	13.05%	0
2015*	10.000000	9.681185	-3.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.871959	15.364666	10.76%	0
2016	13.719189	13.871959	1.11%	0
2015	14.227890	13.719189	-3.58%	0
2014	14.330817	14.227890	-0.72%	0
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
2010	11.965655	12.792360	6.91%	0
2009*	10.000000	11.965655	19.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.043111	10.475163	4.30%	0
2016	9.138955	10.043111	9.89%	0
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.689801	9.741164	0.53%	0
2016	9.708998	9.689801	-0.20%	0
2015*	10.000000	9.708998	-2.91%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.117987	1.18%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.512267	15.798164	8.86%	0
2016	11.365422	14.512267	27.69%	0
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.500151	12.886883	12.06%	0
2016	10.248298	11.500151	12.22%	0
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	34.932237	38.247054	9.49%	0
2016	28.523542	34.932237	22.47%	0
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
2010	15.788409	19.350089	22.56%	0
2009	12.965228	15.788409	21.78%	0
2008	19.268764	12.965228	-32.71%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.168740	27.355521	18.07%	0
2016	21.343472	23.168740	8.55%	0
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	0
2010	12.377907	13.808945	11.56%	791
2009	10.082386	12.377907	22.77%	791
2008	16.515936	10.082386	-38.95%	791
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	19.480287	24.100589	23.72%	0
2016	18.580423	19.480287	4.84%	0
2015	19.608591	18.580423	-5.24%	0
2014	18.670687	19.608591	5.02%	0
2013	15.864885	18.670687	17.69%	0
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
2010	12.461226	13.963553	12.06%	0
2009	10.467112	12.461226	19.05%	0
2008	15.292022	10.467112	-31.55%	640

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	18.860725	22.849260	21.15%	0
2016	16.579198	18.860725	13.76%	0
2015	17.462272	16.579198	-5.06%	0
2014	17.694661	17.462272	-1.31%	0
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
2010	9.812493	12.502978	27.42%	0
2009	8.010644	9.812493	22.49%	0
2008	13.217414	8.010644	-39.39%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.007281	10.083345	0.76%	0
2016	9.430071	10.007281	6.12%	0
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	12.071533	13.013036	7.80%	0
2016	12.974227	12.071533	-6.96%	0
2015	14.236685	12.974227	-8.87%	0
2014	14.813894	14.236685	-3.90%	0
2013	13.098534	14.813894	13.10%	0
2012	12.223413	13.098534	7.16%	0
2011	13.280658	12.223413	-7.96%	0
2010	12.065448	13.280658	10.07%	0
2009	10.936717	12.065448	10.32%	0
2008	15.965735	10.936717	-31.50%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	11.852969	11.978524	1.06%	0
2016	11.753392	11.852969	0.85%	0
2015	12.120409	11.753392	-3.03%	0
2014	12.021639	12.120409	0.82%	0
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
2010	10.968767	11.568470	5.47%	0
2009	9.372361	10.968767	17.03%	0
2008	10.408726	9.372361	-9.96%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.510731	14.844628	9.87%	0
2016	13.180987	13.510731	2.50%	0
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
2010	10.521607	11.533937	9.62%	0
2009	8.714807	10.521607	20.73%	0
2008	11.957115	8.714807	-27.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.094690	15.961807	13.25%	0
2016	13.676281	14.094690	3.06%	0
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0
2010	10.421329	11.605026	11.36%	0
2009	8.323333	10.421329	25.21%	0
2008	12.717185	8.323333	-34.55%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.777130	17.372869	17.57%	0
2016	14.261465	14.777130	3.62%	0
2015	14.720184	14.261465	-3.12%	0
2014	14.428751	14.720184	2.02%	0
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
2010	10.180422	11.491638	12.88%	0
2009	7.967882	10.180422	27.77%	0
2008	13.231866	7.967882	-39.78%	168
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.344215	11.699984	13.11%	0
2016*	10.000000	10.344215	3.44%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.396180	14.580757	-5.30%	0
2016	11.839236	15.396180	30.04%	0
2015	15.338582	11.839236	-22.81%	0
2014	18.053234	15.338582	-15.04%	0
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
2010	13.657248	15.850812	16.06%	0
2009	9.501653	13.657248	43.74%	0
2008	21.397269	9.501653	-55.59%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.607502	23.709937	9.73%	0
2016	18.845245	21.607502	14.66%	0
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0
2010	12.276191	13.740960	11.93%	0
2009	9.704024	12.276191	26.51%	221
2008	17.422948	9.704024	-44.30%	768
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.163925	12.681000	13.59%	0
2016*	10.000000	11.163925	11.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.167176	29.110680	31.32%	0
2016	22.632815	22.167176	-2.06%	0
2015	21.736225	22.632815	4.12%	0
2014	20.102552	21.736225	8.13%	0
2013	15.175568	20.102552	32.47%	0
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
2010	11.593758	13.987258	20.64%	0
2009	9.301945	11.593758	24.64%	0
2008	18.126134	9.301945	-48.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.104156	12.260984	1.30%	0
2016	11.893772	12.104156	1.77%	0
2015	12.315943	11.893772	-3.43%	0
2014	11.972117	12.315943	2.87%	0
2013	12.551260	11.972117	-4.61%	0
2012	12.203278	12.551260	2.85%	0
2011	11.704638	12.203278	4.26%	0
2010	11.173654	11.704638	4.75%	0
2009	9.934979	11.173654	12.47%	1,306
2008	10.565928	9.934979	-5.97%	3,073
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	33.796300	39.681183	17.41%	0
2016	30.999745	33.796300	9.02%	0
2015	32.354361	30.999745	-4.19%	0
2014	31.328478	32.354361	3.27%	0
2013	23.672861	31.328478	32.34%	0
2012	21.216573	23.672861	11.58%	0
2011	24.433783	21.216573	-13.17%	0
2010	19.510775	24.433783	25.23%	286
2009	14.333549	19.510775	36.12%	286
2008	24.368547	14.333549	-41.18%	1,172

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	17.902030	22.667427	26.62%	0
2016	19.400715	17.902030	-7.72%	0
2015	19.283043	19.400715	0.61%	0
2014	21.589181	19.283043	-10.68%	0
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
2010	16.414558	18.039374	9.90%	0
2009	13.351915	16.414558	22.94%	0
2008	24.463153	13.351915	-45.42%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.573329	11.698480	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	27.360296	31.737642	16.00%	0
2016	25.705272	27.360296	6.44%	0
2015	27.261329	25.705272	-5.71%	0
2014	26.277621	27.261329	3.74%	0
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
2010	15.358918	18.900152	23.06%	0
2009	10.034168	15.358918	53.07%	193
2008	21.149754	10.034168	-52.56%	193
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.673349	12.732816	9.08%	0
2016	10.588450	11.673349	10.25%	0
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
2010	8.296998	8.910079	7.39%	0
2009	6.539981	8.296998	26.87%	0
2008*	10.000000	6.539981	-34.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.759756	14.699541	6.83%	0
2016	12.388644	13.759756	11.07%	0
2015	13.684822	12.388644	-9.47%	0
2014	13.430224	13.684822	1.90%	0
2013	12.101537	13.430224	10.98%	0
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0
2010	10.077763	11.059863	9.75%	0
2009	7.630509	10.077763	32.07%	0
2008	11.137362	7.630509	-31.49%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	23.408963	27.490107	17.43%	0
2016	20.709682	23.408963	13.03%	0
2015	22.067570	20.709682	-6.15%	0
2014	20.838861	22.067570	5.90%	0
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
2010	12.469314	14.652709	17.51%	0
2009	10.909972	12.469314	14.29%	228
2008	15.365816	10.909972	-29.00%	6,615
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	32.498865	35.028295	7.78%	0
2016	25.627330	32.498865	26.81%	0
2015	28.410293	25.627330	-9.80%	0
2014	29.003289	28.410293	-2.04%	0
2013	21.856586	29.003289	32.70%	0
2012	18.955753	21.856586	15.30%	0
2011	20.221199	18.955753	-6.26%	0
2010	16.190962	20.221199	24.89%	0
2009	12.870717	16.190962	25.80%	444
2008	19.728948	12.870717	-34.76%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.298485	11.350013	36.77%	0
2016	7.254047	8.298485	14.40%	0
2015	9.263933	7.254047	-21.70%	0
2014*	10.000000	9.263933	-7.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.160860	20.643150	13.67%	0
2016	17.396099	18.160860	4.40%	0
2015	19.100876	17.396099	-8.93%	0
2014	22.067555	19.100876	-13.44%	0
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
2010	17.407987	18.381177	5.59%	0
2009	13.041659	17.407987	33.48%	0
2008	22.458993	13.041659	-41.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	8.961580	8.897311	-0.72%	0
2016	8.937493	8.961580	0.27%	0
2015	9.588930	8.937493	-6.79%	0
2014	9.667697	9.588930	-0.81%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.579732	11.656683	10.18%	0
2016	10.409809	10.579732	1.63%	0
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.627162	9.722141	0.99%	0
2016	9.931461	9.627162	-3.06%	0
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.903734	17.203828	23.74%	0
2016	13.991637	13.903734	-0.63%	0
2015	13.713746	13.991637	2.03%	0
2014	13.016556	13.713746	5.36%	0
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.878328	14.382657	11.68%	0
2016	11.683304	12.878328	10.23%	0
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.988718	15.453480	18.98%	0
2016	13.258623	12.988718	-2.04%	0
2015	13.472245	13.258623	-1.59%	0
2014	12.844014	13.472245	4.89%	0
2013	9.653258	12.844014	33.05%	0
2012*	10.000000	9.653258	-3.47%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.439622	14.331366	15.21%	0
2016	13.107421	12.439622	-5.09%	0
2015	14.682970	13.107421	-10.73%	0
2014	15.912925	14.682970	-7.73%	0
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
2010	11.757011	12.445025	5.85%	0
2009*	10.000000	11.757011	17.57%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.802344	12.264155	3.91%	0
2016	10.428405	11.802344	13.17%	0
2015	11.451778	10.428405	-8.94%	0
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.587291	15.558825	23.61%	0
2016	12.177644	12.587291	3.36%	0
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	20.477983	23.564658	15.07%	0
2016	20.151803	20.477983	1.62%	0
2015	20.605181	20.151803	-2.20%	0
2014	19.545002	20.605181	5.42%	0
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
2010	14.590066	15.364795	5.31%	0
2009	11.927914	14.590066	22.32%	0
2008	14.589620	11.927914	-18.24%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.658130	9.723134	0.67%	0
2016	9.699728	9.658130	-0.43%	0
2015*	10.000000	9.699728	-3.00%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	28.052087	35.521624	26.63%	0
2016	28.250106	28.052087	-0.70%	0
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
2010	16.964411	17.594225	3.71%	0
2009	11.928288	16.964411	42.22%	0
2008	21.992318	11.928288	-45.76%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.671380	22.121724	41.16%	0
2016	14.131063	15.671380	10.90%	0
2015	13.864196	14.131063	1.92%	0
2014	13.017422	13.864196	6.50%	0
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	20.829621	26.540103	27.42%	0
2016	22.921736	20.829621	-9.13%	0
2015	25.806181	22.921736	-11.18%	0
2014	30.143304	25.806181	-14.39%	0
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
2010	30.612397	37.277050	21.77%	0
2009	17.551188	30.612397	74.42%	0
2008	37.724227	17.551188	-53.48%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.300923	10.335839	24.51%	0
2016	7.055619	8.300923	17.65%	0
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.887254	10.003010	1.17%	0
2016*	10.000000	9.887254	-1.13%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.690708	15.616920	23.06%	0
2016	11.974880	12.690708	5.98%	0
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	26.004667	29.725134	14.31%	0
2016	23.464375	26.004667	10.83%	0
2015	24.317889	23.464375	-3.51%	0
2014	22.655581	24.317889	7.34%	0
2013	17.153877	22.655581	32.07%	0
2012	15.198871	17.153877	12.86%	0
2011	15.676882	15.198871	-3.05%	0
2010	14.471843	15.676882	8.33%	0
2009	12.133930	14.471843	19.27%	903
2008	18.523527	12.133930	-34.49%	150
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.764969	18.239562	23.53%	0
2016	14.597214	14.764969	1.15%	0
2015	14.095941	14.597214	3.56%	0
2014	14.310126	14.095941	-1.50%	0
2013	11.510882	14.310126	24.32%	0
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
2010*	10.000000	10.655694	6.56%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.939576	12.402745	24.78%	0
2016	9.640937	9.939576	3.10%	0
2015*	10.000000	9.640937	-3.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.360772	11.718532	3.15%	0
2016	11.017543	11.360772	3.12%	0
2015	11.406593	11.017543	-3.41%	0
2014	10.887376	11.406593	4.77%	0
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
2010	9.893506	10.297221	4.08%	0
2009	9.286446	9.893506	6.54%	0
2008	10.647654	9.286446	-12.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.177895	21.538773	6.74%	0
2016	18.732878	20.177895	7.71%	0
2015	19.461776	18.732878	-3.75%	0
2014	19.420028	19.461776	0.21%	0
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
2010	17.103885	18.282239	6.89%	0
2009	13.496131	17.103885	26.73%	0
2008	16.297972	13.496131	-17.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.130462	10.009432	9.63%	0
2016	8.153143	9.130462	11.99%	0
2015*	10.000000	8.153143	-18.47%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.559612	17.811481	14.47%	0
2016	14.390243	15.559612	8.13%	0
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
2010*	10.000000	11.264437	12.64%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.802262	24.085287	5.63%	0
2016	19.473156	22.802262	17.10%	0
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	0
2011	13.592286	13.303976	-2.12%	0
2010	12.332886	13.592286	10.21%	0
2009*	10.000000	12.332886	23.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.667360	15.415640	12.79%	16,844
2016	12.872642	13.667360	6.17%	17,602
2015	13.087481	12.872642	-1.64%	18,071
2014	12.798162	13.087481	2.26%	21,082
2013	10.657965	12.798162	20.08%	13,621
2012	9.456812	10.657965	12.70%	18,401
2011	9.619337	9.456812	-1.69%	18,912
2010	8.816436	9.619337	9.11%	20,517
2009	7.334447	8.816436	20.21%	1,522
2008	10.723491	7.334447	-31.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.205140	10.259794	0.54%	24,692
2016	10.206281	10.205140	-0.01%	22,422
2015	10.503007	10.206281	-2.83%	22,402
2014	10.271972	10.503007	2.25%	25,165
2013	10.824807	10.271972	-5.11%	15,951
2012	10.588585	10.824807	2.23%	17,737
2011	10.281906	10.588585	2.98%	16,803
2010	9.959707	10.281906	3.24%	17,643
2009	9.117726	9.959707	9.23%	1,302
2008	10.386521	9.117726	-12.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	14.018342	17.883640	27.57%	0
2016	14.364591	14.018342	-2.41%	0
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
2010	9.781346	10.603869	8.41%	0
2009	7.091912	9.781346	37.92%	0
2008	11.866415	7.091912	-40.24%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.577106	18.146342	24.49%	0
2016	13.721406	14.577106	6.24%	0
2015	13.236936	13.721406	3.66%	0
2014	12.575824	13.236936	5.26%	0
2013	9.961644	12.575824	26.24%	0
2012	8.712083	9.961644	14.34%	0
2011	9.384127	8.712083	-7.16%	0
2010	8.151395	9.384127	15.12%	0
2009	6.030294	8.151395	35.17%	0
2008	11.098840	6.030294	-45.67%	510
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.975019	15.410034	18.77%	17,705
2016	11.990893	12.975019	8.21%	19,482
2015	12.178676	11.990893	-1.54%	19,984
2014	11.343599	12.178676	7.36%	23,834
2013	8.758641	11.343599	29.51%	16,311
2012	7.682165	8.758641	14.01%	23,119
2011	8.067167	7.682165	-4.77%	23,847
2010	7.463240	8.067167	8.09%	25,460
2009	5.863065	7.463240	27.29%	1,865
2008	9.719606	5.863065	-39.68%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	22.768466	26.101267	14.64%	0
2016	19.880757	22.768466	14.53%	0
2015	21.834218	19.880757	-8.95%	0
2014	20.580040	21.834218	6.09%	0
2013	15.616456	20.580040	31.78%	0
2012	13.568708	15.616456	15.09%	0
2011	14.294655	13.568708	-5.08%	0
2010	12.712412	14.294655	12.45%	0
2009	10.175323	12.712412	24.93%	441
2008	16.641374	10.175323	-38.86%	604
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.249454	10.670532	15.36%	0
2016	9.221361	9.249454	0.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.630954	19.374164	3.99%	0
2016	16.754926	18.630954	11.20%	0
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
2010	13.635810	15.028500	10.21%	0
2009	9.588764	13.635810	42.21%	0
2008	13.671531	9.588764	-29.86%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.823343	15.583771	21.53%	0
2016	11.594372	12.823343	10.60%	0
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
2010	7.544861	8.479501	12.39%	0
2009	5.064119	7.544861	48.99%	0
2008*	10.000000	5.064119	-49.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.423353	16.629485	15.30%	0
2016	13.447847	14.423353	7.25%	0
2015	13.864848	13.447847	-3.01%	0
2014	12.881167	13.864848	7.64%	0
2013	9.544982	12.881167	34.95%	0
2012	8.798795	9.544982	8.48%	0
2011	9.338170	8.798795	-5.78%	0
2010	7.759049	9.338170	20.35%	0
2009	6.068531	7.759049	27.86%	1,944
2008*	10.000000	6.068531	-39.31%	2,527
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.874023	13.856226	16.69%	0
2016	11.249240	11.874023	5.55%	0
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
2010	7.928995	8.878058	11.97%	0
2009	6.301009	7.928995	25.84%	0
2008*	10.000000	6.301009	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.570908	12.629262	9.15%	0
2016	11.195091	11.570908	3.36%	0
2015	11.617030	11.195091	-3.63%	0
2014	11.435698	11.617030	1.59%	0
2013	10.239996	11.435698	11.68%	2,983
2012	9.466861	10.239996	8.17%	5,309
2011	9.851534	9.466861	-3.90%	6,332
2010	9.161073	9.851534	7.54%	6,332
2009	7.849688	9.161073	16.71%	0
2008*	10.000000	7.849688	-21.50%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.894251	13.417172	12.80%	0
2016	11.377803	11.894251	4.54%	0
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
2010	8.627368	9.444268	9.47%	0
2009	7.133822	8.627368	20.94%	0
2008*	10.000000	7.133822	-28.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.790316	11.178856	3.60%	0
2016	10.589072	10.790316	1.90%	0
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	26,780
2012	10.169066	10.646718	4.70%	26,780
2011	10.294614	10.169066	-1.22%	26,780
2010	9.896341	10.294614	4.02%	26,780
2009	8.989941	9.896341	10.08%	26,780
2008*	10.000000	8.989941	-10.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.243596	11.451411	11.79%	0
2016	9.962667	10.243596	2.82%	0
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.249066	11.759555	14.74%	0
2016	9.906441	10.249066	3.46%	0
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.762217	13.057804	11.01%	0
2016	11.312909	11.762217	3.97%	0
2015	11.740070	11.312909	-3.64%	0
2014	11.526693	11.740070	1.85%	0
2013	10.045704	11.526693	14.74%	0
2012	9.179039	10.045704	9.44%	0
2011	9.648622	9.179039	-4.87%	0
2010	8.894643	9.648622	8.48%	0
2009	7.488515	8.894643	18.78%	0
2008*	10.000000	7.488515	-25.11%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.838016	13.614769	15.01%	0
2016	11.295641	11.838016	4.80%	0
2015	11.774747	11.295641	-4.07%	0
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
2010	8.351413	9.217214	10.37%	0
2009	6.773928	8.351413	23.29%	0
2008*	10.000000	6.773928	-32.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.393295	12.195022	7.04%	0
2016	11.034723	11.393295	3.25%	0
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	0
2013	10.425646	11.295860	8.35%	0
2012	9.727582	10.425646	7.18%	0
2011	10.013747	9.727582	-2.86%	0
2010	9.429143	10.013747	6.20%	0
2009	8.226353	9.429143	14.62%	0
2008*	10.000000	8.226353	-17.74%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.151082	11.315940	1.48%	0
2016	10.902217	11.151082	2.28%	0
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0
2010	10.312850	10.725597	4.00%	0
2009	9.750412	10.312850	5.77%	0
2008*	10.000000	9.750412	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.935366	12.063842	1.08%	0
2016	11.857518	11.935366	0.66%	0
2015	12.237358	11.857518	-3.10%	0
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	0
2012	12.035605	12.556286	4.33%	0
2011	11.651356	12.035605	3.30%	0
2010	11.064523	11.651356	5.30%	0
2009	9.756196	11.064523	13.41%	0
2008*	10.000000	9.756196	-2.44%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.554430	13.267857	14.83%	0
2016	10.649291	11.554430	8.50%	0
2015	11.290277	10.649291	-5.68%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.113132	12.322376	10.88%	0
2016	10.489136	11.113132	5.95%	0
2015	10.962277	10.489136	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.729689	31.267744	37.56%	0
2016	21.710971	22.729689	4.69%	0
2015	26.610764	21.710971	-18.41%	0
2014	28.982159	26.610764	-8.18%	0
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
2010	30.549234	34.490757	12.90%	0
2009	19.231549	30.549234	58.85%	0
2008	46.937362	19.231549	-59.03%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.809988	10.749162	-0.56%	0
2016	11.016045	10.809988	-1.87%	0
2015	11.322440	11.016045	-2.71%	0
2014	11.116730	11.322440	1.85%	0
2013	11.895963	11.116730	-6.55%	0
2012	11.852032	11.895963	0.37%	0
2011	11.344430	11.852032	4.47%	0
2010	11.115694	11.344430	2.06%	0
2009	11.113588	11.115694	0.02%	1,298
2008	10.592482	11.113588	4.92%	1,753
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.068177	7.892095	-2.18%	0
2016	8.282325	8.068177	-2.59%	0
2015	8.503410	8.282325	-2.60%	0
2014	8.730400	8.503410	-2.60%	0
2013	8.963449	8.730400	-2.60%	0
2012	9.203380	8.963449	-2.61%	0
2011	9.448369	9.203380	-2.59%	0
2010	9.700568	9.448369	-2.60%	211
2009	9.955338	9.700568	-2.56%	10,338
2008	10.015402	9.955338	-0.60%	24,168
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.559422	9.357167	23.78%	0
2016	7.711785	7.559422	-1.98%	0
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	0
2011	7.510337	6.583830	-12.34%	0
2010	6.823369	7.510337	10.07%	0
2009	5.411724	6.823369	26.08%	0
2008*	10.000000	5.411724	-45.88%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.250937	10.002677	21.23%	0
2016	8.426500	8.250937	-2.08%	0
2015	8.773354	8.426500	-3.95%	0
2014	9.601742	8.773354	-8.63%	0
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	0
2011	8.335292	7.075612	-15.11%	0
2010	7.968097	8.335292	4.61%	0
2009	6.360992	7.968097	25.27%	0
2008	11.476395	6.360992	-44.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.854654	25.211486	15.36%	0
2016	20.495842	21.854654	6.63%	0
2015	21.255167	20.495842	-3.57%	0
2014	20.786300	21.255167	2.26%	0
2013	16.771181	20.786300	23.94%	0
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	2,292
2010	14.220356	15.877168	11.65%	9,573
2009	11.477467	14.220356	23.90%	47,948
2008	18.659137	11.477467	-38.49%	80,719
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.510684	15.707783	8.25%	0
2016	14.013700	14.510684	3.55%	0
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
2010	11.437364	12.233475	6.96%	0
2009*	10.000000	11.437364	14.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.739788	18.720522	11.83%	0
2016	15.950874	16.739788	4.95%	0
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
2009*	10.000000	11.991854	19.92%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.229188	12.589048	2.94%	0
2016	12.041308	12.229188	1.56%	0
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0
2010	11.266121	11.619881	3.14%	0
2009	10.603544	11.266121	6.25%	0
2008	11.584345	10.603544	-8.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.232344	11.365561	11.07%	0
2016	9.937494	10.232344	2.97%	0
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.288538	11.721852	13.93%	0
2016	9.875928	10.288538	4.18%	0
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.191493	18.910546	10.00%	0
2016	16.472461	17.191493	4.37%	0
2015	16.968999	16.472461	-2.93%	0
2014	16.563769	16.968999	2.45%	0
2013	14.581305	16.563769	13.60%	0
2012	13.510682	14.581305	7.92%	0
2011	13.876159	13.510682	-2.63%	0
2010	12.844527	13.876159	8.03%	5,700
2009	11.069232	12.844527	16.04%	10,235
2008	14.797398	11.069232	-25.19%	29,589
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.884206	22.599240	13.65%	0
2016	18.817455	19.884206	5.67%	0
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	7,103
2010	13.758500	15.120964	9.90%	16,712
2009	11.355813	13.758500	21.16%	57,015
2008	16.994057	11.355813	-33.18%	88,411

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.752552	15.693763	6.38%	0
2016	14.328110	14.752552	2.96%	0
2015	14.715103	14.328110	-2.63%	0
2014	14.424275	14.715103	2.02%	0
2013	13.402655	14.424275	7.62%	0
2012	12.737218	13.402655	5.22%	0
2011	12.812179	12.737218	-0.59%	0
2010	12.121687	12.812179	5.70%	0
2009	10.863376	12.121687	11.58%	0
2008	13.128611	10.863376	-17.25%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.393352	26.479710	23.78%	0
2016	21.256164	21.393352	0.65%	0
2015	20.819548	21.256164	2.10%	0
2014	19.689439	20.819548	5.74%	0
2013	14.832631	19.689439	32.74%	0
2012	12.860314	14.832631	15.34%	0
2011	13.540749	12.860314	-5.03%	0
2010	12.810888	13.540749	5.70%	0
2009*	10.000000	12.810888	28.11%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.949731	11.393030	14.51%	0
2016	9.410212	9.949731	5.73%	0
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.537373	12.491269	18.54%	0
2016	9.830370	10.537373	7.19%	0
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	33.101708	37.331469	12.78%	0
2016	28.250724	33.101708	17.17%	0
2015	29.759071	28.250724	-5.07%	0
2014	27.923026	29.759071	6.58%	0
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
2010	16.139601	19.839428	22.92%	0
2009	12.116836	16.139601	33.20%	0
2008	19.580857	12.116836	-38.12%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.394873	13.873680	3.57%	0
2016	12.656983	13.394873	5.83%	0
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
2010	11.343094	12.218009	7.71%	0
2009	9.363030	11.343094	21.15%	0
2008	11.622764	9.363030	-19.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.122272	11.154967	22.28%	0
2016	9.602467	9.122272	-5.00%	0
2015	9.923816	9.602467	-3.24%	0
2014	10.328421	9.923816	-3.92%	0
2013	8.758056	10.328421	17.93%	0
2012	7.784223	8.758056	12.51%	0
2011	8.842687	7.784223	-11.97%	0
2010	7.977230	8.842687	10.85%	0
2009	6.017406	7.977230	32.57%	2,134
2008*	10.000000	6.017406	-39.83%	2,735
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.760093	15.230325	19.36%	0
2016	12.478204	12.760093	2.26%	0
2015	13.534984	12.478204	-7.81%	0
2014	15.385310	13.534984	-12.03%	0
2013	13.049055	15.385310	17.90%	0
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
2010	13.631188	14.059710	3.14%	0
2009	10.806358	13.631188	26.14%	0
2008	20.731261	10.806358	-47.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.220890	16.726196	26.51%	0
2016	13.307981	13.220890	-0.65%	0
2015	13.248598	13.307981	0.45%	0
2014	12.349020	13.248598	7.28%	0
2013	9.432408	12.349020	30.92%	0
2012	8.338849	9.432408	13.11%	0
2011	8.846962	8.338849	-5.74%	0
2010	7.873662	8.846962	12.36%	0
2009	6.249471	7.873662	25.99%	1,453
2008*	10.000000	6.249471	-37.51%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.370133	14.893979	11.40%	0
2016	11.828121	13.370133	13.04%	0
2015	12.576107	11.828121	-5.95%	0
2014	11.712114	12.576107	7.38%	0
2013	8.905282	11.712114	31.52%	0
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0
2010	7.740890	8.500779	9.82%	0
2009	6.237682	7.740890	24.10%	161
2008*	10.000000	6.237682	-37.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.309795	16.533090	24.22%	0
2016	12.883895	13.309795	3.31%	0
2015	13.273765	12.883895	-2.94%	0
2014	13.139397	13.273765	1.02%	0
2013	9.732578	13.139397	35.00%	0
2012	8.716502	9.732578	11.66%	0
2011	9.365612	8.716502	-6.93%	0
2010	7.602974	9.365612	23.18%	0
2009	6.160584	7.602974	23.41%	1,236
2008*	10.000000	6.160584	-38.39%	771
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.298899	19.182401	10.89%	0
2016	15.102240	17.298899	14.55%	0
2015	15.966170	15.102240	-5.41%	0
2014	14.008111	15.966170	13.98%	0
2013	10.599994	14.008111	32.15%	0
2012	9.354535	10.599994	13.31%	0
2011	9.832003	9.354535	-4.86%	0
2010	8.437709	9.832003	16.52%	0
2009	6.639822	8.437709	27.08%	1,340
2008*	10.000000	6.639822	-33.60%	1,958
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.340704	24.696846	21.42%	0
2016	19.324926	20.340704	5.26%	0
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
2010	10.874426	13.251036	21.86%	0
2009	8.778226	10.874426	23.88%	0
2008	16.858525	8.778226	-47.93%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	33.152643	35.119828	5.93%	0
2016	27.094823	33.152643	22.36%	0
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
2010	15.745826	19.397167	23.19%	0
2009	12.844595	15.745826	22.59%	0
2008	19.480424	12.844595	-34.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	29.842456	32.905680	10.26%	0
2016	25.000602	29.842456	19.37%	0
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	0
2011	18.951066	17.388005	-8.25%	0
2010	15.567702	18.951066	21.73%	0
2009	11.889701	15.567702	30.93%	0
2008	19.803271	11.889701	-39.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	20.572263	24.095974	17.13%	0
2016	18.999812	20.572263	8.28%	0
2015	19.378763	18.999812	-1.96%	0
2014	17.793491	19.378763	8.91%	0
2013	13.967595	17.793491	27.39%	0
2012	12.596966	13.967595	10.88%	0
2011	12.883817	12.596966	-2.23%	0
2010	11.682638	12.883817	10.28%	0
2009	9.553071	11.682638	22.29%	1,279
2008	16.798966	9.553071	-43.13%	1,794
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.445257	12.867374	3.39%	0
2016	11.920828	12.445257	4.40%	0
2015	12.973442	11.920828	-8.11%	0
2014	10.356813	12.973442	25.26%	0
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
2010	7.035521	8.896433	26.45%	0
2009	5.534638	7.035521	27.12%	0
2008*	10.000000	5.534638	-44.65%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.624780	16.088490	18.08%	0
2016	12.556460	13.624780	8.51%	0
2015	12.771234	12.556460	-1.68%	0
2014	11.595703	12.771234	10.14%	0
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.355460	9.256790	-1.05%	0
2016	9.370997	9.355460	-0.17%	0
2015	9.654103	9.370997	-2.93%	0
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	0
2012	10.032936	10.115717	0.83%	0
2011	10.168035	10.032936	-1.33%	0
2010	10.192799	10.168035	-0.24%	0
2009	9.770217	10.192799	4.33%	0
2008*	10.000000	9.770217	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.838963	15.391848	11.22%	0
2016	11.754085	13.838963	17.74%	0
2015	12.687297	11.754085	-7.36%	0
2014	12.458930	12.687297	1.83%	0
2013*	10.000000	12.458930	24.59%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.712503	15.196225	19.54%	0
2016	12.907011	12.712503	-1.51%	0
2015	13.789913	12.907011	-6.40%	0
2014	15.413932	13.789913	-10.54%	0
2013	13.177348	15.413932	16.97%	0
2012	11.315984	13.177348	16.45%	0
2011	13.266228	11.315984	-14.70%	0
2010	12.807341	13.266228	3.58%	0
2009*	10.000000	12.807341	28.07%	1,705
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	26.058114	31.617443	21.33%	0
2016	25.682945	26.058114	1.46%	0
2015	26.108878	25.682945	-1.63%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.784428	8.632900	-1.72%	0
2016	8.909635	8.784428	-1.41%	0
2015	9.130686	8.909635	-2.42%	0
2014	9.317593	9.130686	-2.01%	0
2013	9.507680	9.317593	-2.00%	0
2012	9.332363	9.507680	1.88%	0
2011	9.553200	9.332363	-2.31%	0
2010	9.315852	9.553200	2.55%	414
2009	8.439710	9.315852	10.38%	414
2008	10.009175	8.439710	-15.68%	866
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.337633	25.768656	15.36%	0
2016	20.873649	22.337633	7.01%	0
2015	21.530690	20.873649	-3.05%	0
2014	20.026290	21.530690	7.51%	0
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
2010	12.237008	14.643282	19.66%	0
2009	9.559484	12.237008	28.01%	0
2008	16.208287	9.559484	-41.02%	984
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	25.658039	34.070679	32.79%	0
2016	26.382545	25.658039	-2.75%	0
2015	26.127371	26.382545	0.98%	0
2014	26.284467	26.127371	-0.60%	0
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
2010	17.965326	20.246476	12.70%	0
2009	13.235979	17.965326	35.73%	0
2008	22.775693	13.235979	-41.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.644779	9.961824	3.29%	0
2016	9.317749	9.644779	3.51%	0
2015	9.810985	9.317749	-5.03%	0
2014	9.828009	9.810985	-0.17%	0
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.521284	10.495507	23.17%	0
2016	8.992310	8.521284	-5.24%	0
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	22.400486	25.449756	13.61%	0
2016	20.662199	22.400486	8.41%	0
2015	20.574549	20.662199	0.43%	0
2014	19.133719	20.574549	7.53%	0
2013	14.945495	19.133719	28.02%	0
2012	13.159590	14.945495	13.57%	0
2011	13.552772	13.159590	-2.90%	0
2010	12.013089	13.552772	12.82%	0
2009	9.636227	12.013089	24.67%	1,368
2008	16.120808	9.636227	-40.22%	1,809
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	32.694852	36.277381	10.96%	0
2016	28.524157	32.694852	14.62%	0
2015	31.186156	28.524157	-8.54%	0
2014	28.676483	31.186156	8.75%	0
2013	20.936347	28.676483	36.97%	0
2012	18.268420	20.936347	14.60%	0
2011	19.212979	18.268420	-4.92%	0
2010	16.029546	19.212979	19.86%	0
2009	12.023122	16.029546	33.32%	0
2008	19.912258	12.023122	-39.62%	506
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.773197	10.793474	10.44%	0
2016	8.886487	9.773197	9.98%	0
2015	10.046919	8.886487	-11.55%	0
2014	10.268426	10.046919	-2.16%	0
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.398834	10.050519	6.93%	0
2016	8.522889	9.398834	10.28%	0
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	10.009419	10.796496	7.86%	0
2016	9.985934	10.009419	0.24%	0
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
2010	10.774944	11.478392	6.53%	0
2009*	10.000000	10.774944	7.75%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.348591	10.206473	-1.37%	0
2016	10.487216	10.348591	-1.32%	0
2015	10.744724	10.487216	-2.40%	0
2014	10.949607	10.744724	-1.87%	0
2013	11.268065	10.949607	-2.83%	0
2012	10.940559	11.268065	2.99%	0
2011	11.119730	10.940559	-1.61%	0
2010	10.853711	11.119730	2.45%	0
2009*	10.000000	10.853711	8.54%	674
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.025429	9.990587	-0.35%	0
2016*	10.000000	10.025429	0.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.995981	10.205820	2.10%	0
2016	10.003625	9.995981	-0.08%	0
2015	10.236304	10.003625	-2.27%	0
2014	10.089088	10.236304	1.46%	0
2013	10.575532	10.089088	-4.60%	0
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.165704	11.66%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.278820	13.106667	27.51%	0
2016*	10.000000	10.278820	2.79%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.625267	18.032930	23.30%	0
2016	15.392259	14.625267	-4.98%	0
2015	15.781091	15.392259	-2.46%	0
2014	17.380480	15.781091	-9.20%	0
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
2010	13.533018	14.503041	7.17%	0
2009	11.148177	13.533018	21.39%	0
2008	20.422336	11.148177	-45.41%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.597405	31.742578	24.01%	0
2016	29.432923	25.597405	-13.03%	0
2015	26.868044	29.432923	9.55%	0
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
2010*	10.000000	10.452276	4.52%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.281553	6.952955	-4.51%	0
2016	5.212456	7.281553	39.70%	0
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.427321	7.111913	-4.25%	0
2016	5.305803	7.427321	39.98%	0
2015	8.185581	5.305803	-35.18%	0
2014	10.389132	8.185581	-21.21%	0
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.725572	25.408743	22.60%	0
2016	19.747488	20.725572	4.95%	0
2015	20.876540	19.747488	-5.41%	0
2014	21.844170	20.876540	-4.43%	0
2013	14.928234	21.844170	46.33%	0
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0
2010	12.383239	15.290795	23.48%	0
2009	8.329071	12.383239	48.67%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.754421	11.969950	11.30%	0
2016	10.686622	10.754421	0.63%	0
2015	11.122155	10.686622	-3.92%	0
2014	10.963690	11.122155	1.45%	0
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	22.603666	26.099176	15.46%	0
2016	20.903140	22.603666	8.14%	0
2015	21.170128	20.903140	-1.26%	0
2014	19.897813	21.170128	6.39%	0
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
2009	10.015167	11.733687	17.16%	0
2008	17.348200	10.015167	-42.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	33.671561	36.994404	9.87%	32
2016	27.714333	33.671561	21.50%	32
2015	30.187843	27.714333	-8.19%	61
2014	28.463310	30.187843	6.06%	64
2013	21.242841	28.463310	33.99%	64
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
2009	12.098348	16.801811	38.88%	0
2008	19.343103	12.098348	-37.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.415307	11.521686	0.93%	0
2016	11.232388	11.415307	1.63%	0
2015	11.830199	11.232388	-5.05%	0
2014	11.764048	11.830199	0.56%	0
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
2009	10.574369	11.345677	7.29%	0
2008	11.037569	10.574369	-4.20%	60

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	21.461152	25.135210	17.12%	0
2016	19.473219	21.461152	10.21%	0
2015	21.268644	19.473219	-8.44%	0
2014	19.449154	21.268644	9.36%	0
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
2009	10.399715	11.923509	14.65%	0
2008	16.367713	10.399715	-36.46%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	23.761182	25.786211	8.52%	0
2016	19.887942	23.761182	19.48%	0
2015	20.757259	19.887942	-4.19%	0
2014	18.343467	20.757259	13.16%	0
2013	14.505402	18.343467	26.46%	0
2012	12.820711	14.505402	13.14%	0
2011	13.280973	12.820711	-3.47%	0
2010	11.466307	13.280973	15.83%	0
2009	9.074130	11.466307	26.36%	0
2008	12.347868	9.074130	-26.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.935266	12.402004	13.41%	0
2016	9.677862	10.935266	12.99%	0
2015*	10.000000	9.677862	-3.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.817446	15.296450	10.70%	0
2016	13.672261	13.817446	1.06%	0
2015	14.186525	13.672261	-3.63%	0
2014	14.296492	14.186525	-0.77%	0
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	3,568
2009*	10.000000	11.961550	19.62%	114
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.034530	10.460857	4.25%	0
2016	9.135818	10.034530	9.84%	0
2015*	10.000000	9.135818	-8.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.681523	9.727860	0.48%	0
2016	9.705669	9.681523	-0.25%	0
2015*	10.000000	9.705669	-2.94%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.114546	1.15%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.484954	15.760371	8.81%	0
2016	11.349851	14.484954	27.62%	0
2015	12.464374	11.349851	-8.94%	0
2014	12.122604	12.464374	2.82%	0
2013*	10.000000	12.122604	21.23%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.484424	12.862683	12.00%	0
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	34.684282	37.956139	9.43%	0
2016	28.335572	34.684282	22.41%	0
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	72
2010	15.732763	19.271990	22.50%	0
2009	12.926171	15.732763	21.71%	0
2008	19.220612	12.926171	-32.75%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	23.004271	27.147436	18.01%	0
2016	21.202814	23.004271	8.50%	173
2015	21.592490	21.202814	-1.80%	209
2014	19.610421	21.592490	10.11%	210
2013	15.294706	19.610421	28.22%	234
2012	13.606477	15.294706	12.41%	248
2011	13.753230	13.606477	-1.07%	281
2010	12.334286	13.753230	11.50%	484
2009	10.052012	12.334286	22.70%	197
2008	16.474665	10.052012	-38.99%	282
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	19.342005	23.917287	23.65%	0
2016	18.457976	19.342005	4.79%	0
2015	19.489366	18.457976	-5.29%	0
2014	18.566708	19.489366	4.97%	0
2013	15.784628	18.566708	17.63%	0
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	301
2010	12.417294	13.907186	12.00%	0
2009	10.435558	12.417294	18.99%	0
2008	15.253779	10.435558	-31.59%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	18.726824	22.675438	21.09%	0
2016	16.469931	18.726824	13.70%	0
2015	17.356107	16.469931	-5.11%	0
2014	17.596123	17.356107	-1.36%	0
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
2009	7.986507	9.777906	22.43%	0
2008	13.184376	7.986507	-39.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.988436	10.059216	0.71%	0
2016	9.417134	9.988436	6.07%	0
2015	9.770433	9.417134	-3.62%	0
2014	9.979294	9.770433	-2.09%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.985819	12.914013	7.74%	0
2016	12.888704	11.985819	-7.01%	0
2015	14.150110	12.888704	-8.91%	0
2014	14.731369	14.150110	-3.95%	0
2013	13.032247	14.731369	13.04%	0
2012	12.167821	13.032247	7.10%	0
2011	13.227041	12.167821	-8.01%	0
2010	12.022904	13.227041	10.02%	0
2009	10.903753	12.022904	10.26%	0
2008	15.925809	10.903753	-31.53%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	11.768879	11.887462	1.01%	0
2016	11.675981	11.768879	0.80%	0
2015	12.046763	11.675981	-3.08%	0
2014	11.954724	12.046763	0.77%	0
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
2009	9.344153	10.930147	16.97%	0
2008	10.382725	9.344153	-10.00%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.430108	14.748491	9.82%	0
2016	13.109029	13.430108	2.45%	0
2015	13.537703	13.109029	-3.17%	0
2014	13.344278	13.537703	1.45%	0
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
2009	8.698428	10.496455	20.67%	0
2008	11.940771	8.698428	-27.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	14.010606	15.858467	13.19%	0
2016	13.601654	14.010606	3.01%	0
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	0
2009	8.307712	10.396428	25.14%	0
2008	12.699822	8.307712	-34.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.688893	17.260299	17.51%	0
2016	14.183580	14.688893	3.56%	0
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
2009	7.952901	10.156056	27.70%	0
2008	13.213786	7.952901	-39.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.340714	11.690032	13.05%	0
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.304214	14.486249	-5.34%	0
2016	11.774545	15.304214	29.98%	450
2015	15.262618	11.774545	-22.85%	450
2014	17.973063	15.262618	-15.08%	450
2013	14.871371	17.973063	20.86%	450
2012	14.586605	14.871371	1.95%	358
2011	15.804760	14.586605	-7.71%	358
2010	13.624560	15.804760	16.00%	358
2009	9.483779	13.624560	43.66%	358
2008	21.368031	9.483779	-55.62%	358

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.454141	23.529595	9.67%	0
2016	18.721080	21.454141	14.60%	0
2015	20.081943	18.721080	-6.78%	0
2014	19.016120	20.081943	5.60%	0
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	427
2009	9.674800	12.232942	26.44%	420
2008	17.379418	9.674800	-44.33%	420
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.160139	12.670217	13.53%	0
2016*	10.000000	11.160139	11.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	22.009810	28.889233	31.26%	79
2016	22.483655	22.009810	-2.11%	1,400
2015	21.604065	22.483655	4.07%	1,515
2014	19.990580	21.604065	8.07%	1,456
2013	15.098785	19.990580	32.40%	1,456
2012	13.557967	15.098785	11.36%	1,517
2011	13.930779	13.557967	-2.68%	1,321
2010	11.552863	13.930779	20.58%	1,664
2009	9.273896	11.552863	24.57%	1,321
2008	18.080797	9.273896	-48.71%	1,321
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	12.018250	12.167729	1.24%	1,620
2016	11.815399	12.018250	1.72%	1,591
2015	12.241069	11.815399	-3.48%	1,663
2014	11.905446	12.241069	2.82%	1,850
2013	12.487780	11.905446	-4.66%	1,928
2012	12.147818	12.487780	2.80%	1,780
2011	11.657420	12.147818	4.21%	1,906
2010	11.134285	11.657420	4.70%	2,003
2009	9.905045	11.134285	12.41%	6,618
2008	10.539507	9.905045	-6.02%	6,168
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	33.556384	39.379334	17.35%	863
2016	30.795459	33.556384	8.97%	2,384
2015	32.157658	30.795459	-4.24%	2,431
2014	31.154006	32.157658	3.22%	2,437
2013	23.553111	31.154006	32.27%	2,492
2012	21.120119	23.553111	11.52%	2,360
2011	24.335175	21.120119	-13.21%	2,384
2010	19.442007	24.335175	25.17%	2,701
2009	14.290365	19.442007	36.05%	2,218
2008	24.307630	14.290365	-41.21%	2,367

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	17.774948	22.495009	26.55%	945
2016	19.272872	17.774948	-7.77%	1,440
2015	19.165819	19.272872	0.56%	1,440
2014	21.468961	19.165819	-10.73%	0
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
2009	13.311683	16.356690	22.87%	0
2008	24.401994	13.311683	-45.45%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2017	11.551582	11.670523	1.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	27.166090	31.496250	15.94%	0
2016	25.535892	27.166090	6.38%	0
2015	27.095617	25.535892	-5.76%	0
2014	26.131307	27.095617	3.69%	0
2013	20.618670	26.131307	26.74%	360
2012	16.669589	20.618670	23.69%	412
2011	18.823895	16.669589	-11.44%	461
2010	15.304798	18.823895	22.99%	511
2009	10.003946	15.304798	52.99%	567
2008	21.096918	10.003946	-52.58%	642
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.621578	12.669851	9.02%	0
2016	10.546878	11.621578	10.19%	6,082
2015	11.551819	10.546878	-8.70%	6,082
2014	11.537705	11.551819	0.12%	6,082
2013	9.575462	11.537705	20.49%	6,082
2012	8.528982	9.575462	12.27%	6,082
2011	8.897898	8.528982	-4.15%	6,082
2010	8.289909	8.897898	7.33%	6,208
2009	6.537747	8.289909	26.80%	6,249
2008*	10.000000	6.537747	-34.62%	6,082
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.684635	14.611806	6.78%	610
2016	12.327315	13.684635	11.01%	610
2015	13.624066	12.327315	-9.52%	133
2014	13.377466	13.624066	1.84%	266
2013	12.060183	13.377466	10.92%	266
2012	10.997756	12.060183	9.66%	165
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
2009	7.620063	10.058799	32.00%	0
2008	11.127825	7.620063	-31.52%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	23.242818	27.281028	17.37%	0
2016	20.573224	23.242818	12.98%	976
2015	21.933443	20.573224	-6.20%	976
2014	20.722833	21.933443	5.84%	976
2013	16.413600	20.722833	26.25%	1,218
2012	15.060011	16.413600	8.99%	1,253
2011	14.593573	15.060011	3.20%	1,286
2010	12.425361	14.593573	17.45%	1,429
2009	10.877105	12.425361	14.23%	2,537
2008	15.327413	10.877105	-29.03%	2,621
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	32.268181	34.761854	7.73%	197
2016	25.458441	32.268181	26.75%	475
2015	28.237562	25.458441	-9.84%	469
2014	28.841769	28.237562	-2.09%	489
2013	21.746023	28.841769	32.63%	574
2012	18.869568	21.746023	15.24%	464
2011	20.139584	18.869568	-6.31%	559
2010	16.133884	20.139584	24.83%	560
2009	12.831931	16.133884	25.73%	1,621
2008	19.679634	12.831931	-34.80%	150
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.287107	11.328649	36.70%	0
2016	7.247817	8.287107	14.34%	1,021
2015	9.260736	7.247817	-21.74%	1,021
2014*	10.000000	9.260736	-7.39%	1,021
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	18.031918	20.486093	13.61%	0
2016	17.281439	18.031918	4.34%	260
2015	18.984735	17.281439	-8.97%	260
2014	21.944655	18.984735	-13.49%	260
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
2009	13.002374	17.346636	33.41%	0
2008	22.402855	13.002374	-41.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	8.944730	8.876036	-0.77%	0
2016	8.925253	8.944730	0.22%	4,098
2015	9.580716	8.925253	-6.84%	4,098
2014	9.664386	9.580716	-0.87%	4,098

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.554449	11.622884	10.12%	0
2016	10.390248	10.554449	1.58%	0
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.609032	9.698861	0.93%	0
2016	9.917855	9.609032	-3.11%	0
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.870389	17.153803	23.67%	0
2016	13.965227	13.870389	-0.68%	0
2015	13.694888	13.965227	1.97%	0
2014	13.005329	13.694888	5.30%	0
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.847522	14.340912	11.62%	0
2016	11.661319	12.847522	10.17%	0
2015	12.514527	11.661319	-6.82%	0
2014	12.340673	12.514527	1.41%	0
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.957592	15.408570	18.92%	0
2016	13.233629	12.957592	-2.09%	0
2015	13.453755	13.233629	-1.64%	0
2014	12.832972	13.453755	4.84%	0
2013	9.649906	12.832972	32.99%	0
2012*	10.000000	9.649906	-3.50%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.390759	14.267764	15.15%	0
2016	13.062620	12.390759	-5.14%	0
2015	14.640303	13.062620	-10.78%	0
2014	15.874841	14.640303	-7.78%	0
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	3,590
2009*	10.000000	11.752990	17.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.774127	12.228566	3.86%	0
2016	10.408794	11.774127	13.12%	0
2015	11.436112	10.408794	-8.98%	0
2014	11.527832	11.436112	-0.80%	0
2013	10.716407	11.527832	7.57%	151
2012*	10.000000	10.716407	7.16%	262
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.557207	15.513697	23.54%	0
2016	12.154754	12.557207	3.31%	0
2015	13.251669	12.154754	-8.28%	0
2014	12.619340	13.251669	5.01%	0
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	20.332609	23.385394	15.01%	0
2016	20.018993	20.332609	1.57%	0
2015	20.479902	20.018993	-2.25%	0
2014	19.436140	20.479902	5.37%	0
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
2009	11.891972	14.538633	22.26%	0
2008	14.553136	11.891972	-18.29%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.649868	9.709845	0.62%	0
2016	9.696391	9.649868	-0.48%	0
2015*	10.000000	9.696391	-3.04%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	27.853047	35.251532	26.56%	0
2016	28.064021	27.853047	-0.75%	169
2015	25.753605	28.064021	8.97%	197
2014	24.389393	25.753605	5.59%	224
2013	19.141071	24.389393	27.42%	235
2012	15.875501	19.141071	20.57%	250
2011	17.523245	15.875501	-9.40%	292
2010	16.904640	17.523245	3.66%	327
2009	11.892354	16.904640	42.15%	66
2008	21.937357	11.892354	-45.79%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.633801	22.057400	41.09%	0
2016	14.104390	15.633801	10.84%	0
2015	13.845152	14.104390	1.87%	0
2014	13.006210	13.845152	6.45%	0
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	20.681702	26.338156	27.35%	0
2016	22.770617	20.681702	-9.17%	1,190
2015	25.649229	22.770617	-11.22%	1,190
2014	29.975372	25.649229	-14.43%	1,190
2013	26.943221	29.975372	11.25%	1,190
2012	24.455200	26.943221	10.17%	1,017
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
2009	17.498298	30.504477	74.33%	0
2008	37.629937	17.498298	-53.50%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.285303	10.311104	24.45%	0
2016	7.045948	8.285303	17.59%	0
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	170
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.883900	9.994500	1.12%	0
2016*	10.000000	9.883900	-1.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.660334	15.571569	22.99%	46
2016	11.952332	12.660334	5.92%	46
2015	12.546988	11.952332	-4.74%	69
2014	13.932885	12.546988	-9.95%	0
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	25.819998	29.498943	14.25%	521
2016	23.309682	25.819998	10.77%	984
2015	24.169982	23.309682	-3.56%	1,140
2014	22.529349	24.169982	7.28%	1,218
2013	17.067052	22.529349	32.00%	1,350
2012	15.129737	17.067052	12.80%	1,536
2011	15.613586	15.129737	-3.10%	1,786
2010	14.420816	15.613586	8.27%	1,816
2009	12.097353	14.420816	19.21%	3,023
2008	18.477195	12.097353	-34.53%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.714545	18.167967	23.47%	36
2016	14.554812	14.714545	1.10%	36
2015	14.062215	14.554812	3.50%	90
2014	14.283219	14.062215	-1.55%	189
2013	11.495138	14.283219	24.25%	189
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	68
2010*	10.000000	10.652058	6.52%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.930591	12.385194	24.72%	0
2016	9.637160	9.930591	3.04%	0
2015*	10.000000	9.637160	-3.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.281320	11.630624	3.10%	0
2016	10.946093	11.281320	3.06%	0
2015	11.338447	10.946093	-3.46%	0
2014	10.827892	11.338447	4.72%	0
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
2009	9.259434	9.859661	6.48%	0
2008	10.622140	9.259434	-12.83%	4,729
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	20.033400	21.373588	6.69%	0
2016	18.608253	20.033400	7.66%	0
2015	19.342244	18.608253	-3.79%	0
2014	19.310659	19.342244	0.16%	0
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
2009	13.454621	17.042530	26.67%	0
2008	16.256199	13.454621	-17.23%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.122660	9.995756	9.57%	0
2016	8.150343	9.122660	11.93%	0
2015*	10.000000	8.150343	-18.50%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.510482	17.746159	14.41%	0
2016	14.352158	15.510482	8.07%	0
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.712701	23.978417	5.57%	0
2016	19.406608	22.712701	17.04%	0
2015	20.861624	19.406608	-6.97%	0
2014	18.972881	20.861624	9.95%	95
2013	14.801183	18.972881	28.18%	481
2012	13.285790	14.801183	11.41%	441
2011	13.580649	13.285790	-2.17%	493
2010	12.328664	13.580649	10.16%	784
2009*	10.000000	12.328664	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.592659	15.323536	12.73%	8,204
2016	12.808847	13.592659	6.12%	8,551
2015	13.029314	12.808847	-1.69%	8,745
2014	12.747828	13.029314	2.21%	9,035
2013	10.621504	12.747828	20.02%	10,152
2012	9.429319	10.621504	12.64%	11,489
2011	9.596280	9.429319	-1.74%	12,543
2010	8.799821	9.596280	9.05%	12,864
2009	7.324387	8.799821	20.14%	9,620
2008	10.714302	7.324387	-31.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.149410	10.198544	0.48%	12,027
2016	10.155754	10.149410	-0.06%	13,179
2015	10.456377	10.155754	-2.88%	13,377
2014	10.231614	10.456377	2.20%	13,192
2013	10.787813	10.231614	-5.16%	14,278
2012	10.557831	10.787813	2.18%	13,197
2011	10.257288	10.557831	2.93%	13,124
2010	9.940957	10.257288	3.18%	13,208
2009	9.105233	9.940957	9.18%	8,247
2008	10.377619	9.105233	-12.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.941788	17.776892	27.51%	0
2016	14.293463	13.941788	-2.46%	1,715
2015	13.780880	14.293463	3.72%	1,978
2014	13.900870	13.780880	-0.86%	1,784
2013	11.099915	13.900870	25.23%	1,793
2012	9.339846	11.099915	18.84%	1,589
2011	10.578467	9.339846	-11.71%	1,626
2010	9.762915	10.578467	8.35%	1,592
2009	7.082184	9.762915	37.85%	1,137
2008	11.856247	7.082184	-40.27%	1,137

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.497454	18.037959	24.42%	0
2016	13.653419	14.497454	6.18%	3,390
2015	13.178117	13.653419	3.61%	3,505
2014	12.526372	13.178117	5.20%	3,531
2013	9.927570	12.526372	26.18%	3,568
2012	8.686745	9.927570	14.28%	3,084
2011	9.361632	8.686745	-7.21%	3,160
2010	8.136030	9.361632	15.06%	3,154
2009	6.022020	8.136030	35.10%	2,303
2008	11.089323	6.022020	-45.70%	2,303
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.910754	15.325859	18.71%	8,619
2016	11.937609	12.910754	8.15%	11,809
2015	12.130780	11.937609	-1.59%	12,016
2014	11.304781	12.130780	7.31%	12,401
2013	8.733162	11.304781	29.45%	14,334
2012	7.663770	8.733162	13.95%	16,192
2011	8.051973	7.663770	-4.82%	17,700
2010	7.453008	8.051973	8.04%	17,847
2009	5.858027	7.453008	27.23%	13,672
2008	9.716261	5.858027	-39.71%	1,892
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	22.606854	25.902734	14.58%	2,681
2016	19.749754	22.606854	14.47%	3,497
2015	21.701497	19.749754	-8.99%	3,553
2014	20.465453	21.701497	6.04%	3,536
2013	15.537474	20.465453	31.72%	3,590
2012	13.507027	15.537474	15.03%	3,106
2011	14.236975	13.507027	-5.13%	3,192
2010	12.667615	14.236975	12.39%	3,191
2009	10.144665	12.667615	24.87%	2,549
2008	16.599768	10.144665	-38.89%	3,660
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.242496	10.657052	15.30%	0
2016	9.219143	9.242496	0.25%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.498681	19.226771	3.94%	0
2016	16.644501	18.498681	11.14%	0
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
2009	9.559860	13.587739	42.13%	0
2008	13.637331	9.559860	-29.90%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.766434	15.506681	21.46%	0
2016	11.548816	12.766434	10.54%	0
2015	12.006432	11.548816	-3.81%	0
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
2010	7.538388	8.467882	12.33%	0
2009	5.062376	7.538388	48.91%	0
2008*	10.000000	5.062376	-49.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.359295	16.547152	15.24%	831
2016	13.394976	14.359295	7.20%	946
2015	13.817438	13.394976	-3.06%	1,042
2014	12.843706	13.817438	7.58%	1,153
2013	9.522109	12.843706	34.88%	1,296
2012	8.782218	9.522109	8.42%	1,573
2011	9.325359	8.782218	-5.82%	1,764
2010	7.752377	9.325359	20.29%	1,841
2009	6.066437	7.752377	27.79%	6,493
2008*	10.000000	6.066437	-39.34%	7,593
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.821316	13.787667	16.63%	0
2016	11.205028	11.821316	5.50%	0
2015	11.715574	11.205028	-4.36%	0
2014	11.516624	11.715574	1.73%	0
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
2010	7.922212	8.865909	11.91%	0
2009	6.298845	7.922212	25.77%	0
2008*	10.000000	6.298845	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.519551	12.566764	9.09%	14,213
2016	11.151106	11.519551	3.30%	14,366
2015	11.577334	11.151106	-3.68%	14,517
2014	11.402468	11.577334	1.53%	14,650
2013	10.215475	11.402468	11.62%	14,777
2012	9.449060	10.215475	8.11%	14,905
2011	9.838045	9.449060	-3.95%	9,309
2010	9.153230	9.838045	7.48%	9,388
2009	7.846999	9.153230	16.65%	9,458
2008*	10.000000	7.846999	-21.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.841468	13.350783	12.75%	0
2016	11.333116	11.841468	4.49%	0
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
2009	7.131377	8.619980	20.87%	0
2008*	10.000000	7.131377	-28.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.742423	11.123549	3.55%	0
2016	10.547475	10.742423	1.85%	0
2015	10.914719	10.547475	-3.36%	0
2014	10.849832	10.914719	0.60%	0
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	0
2009	8.986864	9.887876	10.03%	0
2008*	10.000000	8.986864	-10.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.224326	11.424018	11.73%	0
2016	9.949019	10.224326	2.77%	0
2015	10.678433	9.949019	-6.83%	0
2014	10.726691	10.678433	-0.45%	0
2013*	10.000000	10.726691	7.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.229790	11.731441	14.68%	0
2016	9.892874	10.229790	3.41%	0
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.710010	12.993191	10.96%	25,053
2016	11.268462	11.710010	3.92%	25,457
2015	11.699950	11.268462	-3.69%	25,877
2014	11.493197	11.699950	1.80%	26,240
2013	10.021658	11.493197	14.68%	33,235
2012	9.161783	10.021658	9.39%	33,588
2011	9.635412	9.161783	-4.92%	33,942
2010	8.887030	9.635412	8.42%	63,413
2009	7.485944	8.887030	18.72%	0
2008*	10.000000	7.485944	-25.14%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.785471	13.547407	14.95%	0
2016	11.251269	11.785471	4.75%	0
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	7,125
2012	8.542514	9.528537	11.54%	7,125
2011	9.204611	8.542514	-7.19%	7,125
2010	8.344275	9.204611	10.31%	7,125
2009	6.771610	8.344275	23.22%	0
2008*	10.000000	6.771610	-32.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.342709	12.134656	6.98%	0
2016	10.991362	11.342709	3.20%	8,628
2015	11.412153	10.991362	-3.69%	8,772
2014	11.263030	11.412153	1.32%	8,896
2013	10.400688	11.263030	8.29%	9,013
2012	9.709305	10.400688	7.12%	9,126
2011	10.000050	9.709305	-2.91%	9,239
2010	9.421073	10.000050	6.15%	3,664
2009	8.223539	9.421073	14.56%	0
2008*	10.000000	8.223539	-17.76%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.101568	11.259933	1.43%	1,167
2016	10.859378	11.101568	2.23%	1,149
2015	11.254091	10.859378	-3.51%	1,201
2014	11.043715	11.254091	1.90%	1,328
2013	11.591093	11.043715	-4.72%	1,391
2012	11.078408	11.591093	4.63%	1,289
2011	10.710927	11.078408	3.43%	1,231
2010	10.304036	10.710927	3.95%	1,415
2009	9.747079	10.304036	5.71%	4,677
2008*	10.000000	9.747079	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.882371	12.004132	1.02%	0
2016	11.810918	11.882371	0.60%	0
2015	12.195521	11.810918	-3.15%	0
2014	11.944410	12.195521	2.10%	0
2013	12.526221	11.944410	-4.64%	0
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
2009	9.752854	11.055045	13.35%	0
2008*	10.000000	9.752854	-2.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	11.532686	13.236123	14.77%	0
2016	10.634697	11.532686	8.44%	0
2015	11.280599	10.634697	-5.73%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	11.092241	12.292923	10.82%	0
2016	10.474764	11.092241	5.89%	0
2015	10.952887	10.474764	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.568343	31.029930	37.49%	0
2016	21.567892	22.568343	4.64%	716
2015	26.448981	21.567892	-18.45%	716
2014	28.820755	26.448981	-8.23%	716
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
2009	19.173609	30.441576	58.77%	0
2008	46.820093	19.173609	-59.05%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.733235	10.667386	-0.61%	1,230
2016	10.943430	10.733235	-1.92%	1,173
2015	11.253591	10.943430	-2.76%	1,192
2014	11.054816	11.253591	1.80%	1,340
2013	11.835799	11.054816	-6.60%	1,375
2012	11.798153	11.835799	0.32%	1,247
2011	11.298641	11.798153	4.42%	1,151
2010	11.076507	11.298641	2.01%	1,330
2009	11.080107	11.076507	-0.03%	5,434
2008	10.565993	11.080107	4.87%	6,457
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	8.010754	7.831914	-2.23%	0
2016	8.227585	8.010754	-2.64%	596
2015	8.451546	8.227585	-2.65%	631
2014	8.681607	8.451546	-2.65%	631
2013	8.917938	8.681607	-2.65%	603
2012	9.161369	8.917938	-2.66%	536
2011	9.410052	9.161369	-2.64%	453
2010	9.666191	9.410052	-2.65%	476
2009	9.925151	9.666191	-2.61%	10,904
2008	9.990159	9.925151	-0.65%	10,904
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.525858	9.310858	23.72%	0
2016	7.681479	7.525858	-2.03%	400
2015	8.153251	7.681479	-5.79%	400
2014	8.435949	8.153251	-3.35%	400
2013	7.370964	8.435949	14.45%	400
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
2009	5.409864	6.817530	26.02%	0
2008*	10.000000	5.409864	-45.90%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.205847	9.942930	21.17%	0
2016	8.384738	8.205847	-2.13%	0
2015	8.734363	8.384738	-4.00%	0
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
2009	6.352273	7.953071	25.20%	0
2008	11.466568	6.352273	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.699514	25.019713	15.30%	1,112
2016	20.360766	21.699514	6.58%	1,112
2015	21.125943	20.360766	-3.62%	1,112
2014	20.670538	21.125943	2.20%	1,112
2013	16.686340	20.670538	23.88%	1,112
2012	14.789566	16.686340	12.83%	1,112
2011	15.813098	14.789566	-6.47%	1,112
2010	14.170243	15.813098	11.59%	7,113
2009	11.442890	14.170243	23.83%	14,508
2008	18.612502	11.442890	-38.52%	63,061
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.453677	15.638071	8.19%	0
2016	13.965799	14.453677	3.49%	0
2015	14.370949	13.965799	-2.82%	0
2014	14.114934	14.370949	1.81%	0
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
2009*	10.000000	11.433441	14.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.674079	18.637493	11.78%	1,372
2016	15.896388	16.674079	4.89%	1,388
2015	16.416468	15.896388	-3.17%	1,405
2014	16.027981	16.416468	2.42%	1,421
2013	13.778148	16.027981	16.33%	1,436
2012	12.609411	13.778148	9.27%	1,450
2011	13.074275	12.609411	-3.56%	1,017
2010	11.987740	13.074275	9.06%	1,028
2009*	10.000000	11.987740	19.88%	1,038

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.142387	12.493284	2.89%	0
2016	11.961958	12.142387	1.51%	0
2015	12.255152	11.961958	-2.39%	0
2014	12.117340	12.255152	1.14%	0
2013	11.873485	12.117340	2.05%	0
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0
2010	11.226422	11.572997	3.09%	0
2009	10.571603	11.226422	6.19%	848
2008	11.555396	10.571603	-8.51%	848
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.213111	11.338398	11.02%	0
2016	9.923895	10.213111	2.91%	0
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.269207	11.693839	13.87%	0
2016	9.862422	10.269207	4.12%	0
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	17.069445	18.766677	9.94%	1,019
2016	16.363896	17.069445	4.31%	1,157
2015	16.865817	16.363896	-2.98%	1,310
2014	16.471514	16.865817	2.39%	1,433
2013	14.507539	16.471514	13.54%	1,531
2012	13.449250	14.507539	7.87%	1,636
2011	13.820146	13.449250	-2.68%	15,892
2010	12.799254	13.820146	7.98%	22,496
2009	11.035880	12.799254	15.98%	17,653
2008	14.760406	11.035880	-25.23%	33,978
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.743082	22.427375	13.60%	2,139
2016	18.693470	19.743082	5.61%	2,261
2015	19.343561	18.693470	-3.36%	2,397
2014	18.931687	19.343561	2.18%	2,506
2013	15.890853	18.931687	19.14%	2,593
2012	14.349835	15.890853	10.74%	2,687
2011	15.059948	14.349835	-4.72%	2,792
2010	13.710012	15.059948	9.85%	19,253
2009	11.321592	13.710012	21.10%	31,697
2008	16.951581	11.321592	-33.21%	53,983

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.647821	15.574371	6.33%	0
2016	14.233672	14.647821	2.91%	0
2015	14.625623	14.233672	-2.68%	0
2014	14.343929	14.625623	1.96%	0
2013	13.334852	14.343929	7.57%	0
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
2010	12.078968	12.760470	5.64%	0
2009	10.830646	12.078968	11.53%	0
2008	13.095792	10.830646	-17.30%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.309347	26.362254	23.71%	0
2016	21.183540	21.309347	0.59%	2,793
2015	20.759076	21.183540	2.04%	2,793
2014	19.642326	20.759076	5.69%	2,793
2013	14.804740	19.642326	32.68%	3,017
2012	12.842741	14.804740	15.28%	2,594
2011	13.529183	12.842741	-5.07%	2,624
2010	12.806508	13.529183	5.64%	2,773
2009*	10.000000	12.806508	28.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.937163	11.372813	14.45%	0
2016	9.403149	9.937163	5.68%	0
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.524060	12.469101	18.48%	0
2016	9.822978	10.524060	7.14%	0
2015	10.076142	9.822978	-2.51%	0
2014*	10.000000	10.076142	0.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	32.866733	37.047506	12.72%	0
2016	28.064549	32.866733	17.11%	1,523
2015	29.578146	28.064549	-5.12%	1,523
2014	27.767526	29.578146	6.52%	1,523
2013	21.438081	27.767526	29.52%	1,523
2012	18.747259	21.438081	14.35%	1,282
2011	19.759372	18.747259	-5.12%	1,392
2010	16.082724	19.759372	22.86%	1,282
2009	12.080328	16.082724	33.13%	1,282
2008	19.531916	12.080328	-38.15%	1,324

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.299802	13.768169	3.52%	0
2016	12.573578	13.299802	5.78%	0
2015	13.300318	12.573578	-5.46%	0
2014	13.151606	13.300318	1.13%	0
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
2009	9.334824	11.303132	21.09%	0
2008	11.593699	9.334824	-19.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.081740	11.099713	22.22%	915
2016	9.564713	9.081740	-5.05%	1,028
2015	9.889883	9.564713	-3.29%	1,085
2014	10.298393	9.889883	-3.97%	1,136
2013	8.737078	10.298393	17.87%	1,639
2012	7.769580	8.737078	12.45%	1,840
2011	8.830572	7.769580	-12.01%	2,023
2010	7.970391	8.830572	10.79%	2,043
2009	6.015336	7.970391	32.50%	6,270
2008*	10.000000	6.015336	-39.85%	4,932
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.670840	15.116058	19.30%	0
2016	12.397263	12.670840	2.21%	0
2015	13.454099	12.397263	-7.86%	0
2014	15.301228	13.454099	-12.07%	0
2013	12.984403	15.301228	17.84%	0
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
2009	10.774956	13.584592	26.08%	0
2008	20.681660	10.774956	-47.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.162247	16.643480	26.45%	316
2016	13.255726	13.162247	-0.71%	371
2015	13.203353	13.255726	0.40%	395
2014	12.313165	13.203353	7.23%	450
2013	9.409853	12.313165	30.85%	796
2012	8.323184	9.409853	13.06%	902
2011	8.834864	8.323184	-5.79%	1,040
2010	7.866930	8.834864	12.30%	1,125
2009	6.247328	7.866930	25.92%	3,679
2008*	10.000000	6.247328	-37.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.310747	14.820226	11.34%	0
2016	11.781617	13.310747	12.98%	0
2015	12.533109	11.781617	-6.00%	0
2014	11.678059	12.533109	7.32%	0
2013	8.883950	11.678059	31.45%	258
2012	7.761048	8.883950	14.47%	294
2011	8.489146	7.761048	-8.58%	329
2010	7.734257	8.489146	9.76%	822
2009	6.235533	7.734257	24.04%	855
2008*	10.000000	6.235533	-37.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.250755	16.451335	24.15%	422
2016	12.833311	13.250755	3.25%	501
2015	13.228448	12.833311	-2.99%	517
2014	13.101259	13.228448	0.97%	612
2013	9.709307	13.101259	34.94%	623
2012	8.700139	9.709307	11.60%	761
2011	9.352823	8.700139	-6.98%	899
2010	7.596483	9.352823	23.12%	938
2009	6.158477	7.596483	23.35%	2,478
2008*	10.000000	6.158477	-38.42%	2,316
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.222093	19.087469	10.83%	269
2016	15.042878	17.222093	14.49%	703
2015	15.911577	15.042878	-5.46%	740
2014	13.967378	15.911577	13.92%	788
2013	10.574608	13.967378	32.08%	843
2012	9.336940	10.574608	13.26%	543
2011	9.818541	9.336940	-4.91%	630
2010	8.430486	9.818541	16.46%	647
2009	6.637541	8.430486	27.01%	2,238
2008*	10.000000	6.637541	-33.62%	3,677
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.196333	24.509004	21.35%	0
2016	19.197583	20.196333	5.20%	0
2015	19.616351	19.197583	-2.13%	0
2014	19.651593	19.616351	-0.18%	0
2013	14.022958	19.651593	40.14%	0
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
2010	10.836099	13.197553	21.79%	0
2009	8.751781	10.836099	23.82%	0
2008	16.816411	8.751781	-47.96%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	32.917360	34.852740	5.88%	0
2016	26.916302	32.917360	22.30%	0
2015	29.504842	26.916302	-8.77%	0
2014	28.387526	29.504842	3.94%	0
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
2009	12.805895	15.690344	22.52%	0
2008	19.431739	12.805895	-34.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	29.630647	32.655409	10.21%	0
2016	24.835870	29.630647	19.31%	218
2015	26.004882	24.835870	-4.50%	218
2014	26.565188	26.004882	-2.11%	218
2013	19.414854	26.565188	36.83%	218
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	86
2009	11.853877	15.512831	30.87%	0
2008	19.753773	11.853877	-39.99%	802
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	20.426167	23.912615	17.07%	578
2016	18.874539	20.426167	8.22%	667
2015	19.260887	18.874539	-2.01%	739
2014	17.694338	19.260887	8.85%	812
2013	13.896886	17.694338	27.33%	937
2012	12.539652	13.896886	10.82%	1,076
2011	12.831777	12.539652	-2.28%	1,250
2010	11.641432	12.831777	10.23%	1,303
2009	9.524273	11.641432	22.23%	4,284
2008	16.756955	9.524273	-43.16%	4,914
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.390032	12.803731	3.34%	0
2016	11.874002	12.390032	4.35%	0
2015	12.929116	11.874002	-8.16%	0
2014	10.326723	12.929116	25.20%	0
2013	10.328946	10.326723	-0.02%	339
2012	9.180288	10.328946	12.51%	387
2011	8.884256	9.180288	3.33%	433
2010	7.029492	8.884256	26.39%	481
2009	5.532729	7.029492	27.05%	533
2008*	10.000000	5.532729	-44.67%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.599162	16.050032	18.02%	281
2016	12.539272	13.599162	8.45%	281
2015	12.760299	12.539272	-1.73%	329
2014	11.591731	12.760299	10.08%	134
2013*	10.000000	11.591731	15.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.313914	9.210968	-1.11%	0
2016	9.334158	9.313914	-0.22%	0
2015	9.621082	9.334158	-2.98%	0
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0
2010	10.184070	10.154102	-0.29%	0
2009	9.766869	10.184070	4.27%	0
2008*	10.000000	9.766869	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.812916	15.355010	11.16%	0
2016	11.737978	13.812916	17.68%	0
2015	12.676435	11.737978	-7.40%	0
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.662581	15.128807	19.48%	781
2016	12.862917	12.662581	-1.56%	1,519
2015	13.749865	12.862917	-6.45%	1,565
2014	15.377057	13.749865	-10.58%	1,513
2013	13.152570	15.377057	16.91%	1,490
2012	11.300509	13.152570	16.39%	1,678
2011	13.254889	11.300509	-14.74%	1,789
2010	12.802957	13.254889	3.53%	1,605
2009*	10.000000	12.802957	28.03%	3,794
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	25.871440	31.374882	21.27%	0
2016	25.512018	25.871440	1.41%	0
2015	25.948444	25.512018	-1.68%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.722032	8.567196	-1.78%	1,334
2016	8.850889	8.722032	-1.46%	1,309
2015	9.075153	8.850889	-2.47%	1,298
2014	9.265677	9.075153	-2.06%	1,441
2013	9.459560	9.265677	-2.05%	1,448
2012	9.289914	9.459560	1.83%	1,372
2011	9.514627	9.289914	-2.36%	1,282
2010	9.282994	9.514627	2.50%	1,419
2009	8.414262	9.282994	10.32%	4,650
2008	9.984124	8.414262	-15.72%	7,488
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.181463	25.575401	15.30%	0
2016	20.738328	22.181463	6.96%	364
2015	21.402088	20.738328	-3.10%	364
2014	19.916895	21.402088	7.46%	364
2013	14.867891	19.916895	33.96%	364
2012	13.762519	14.867891	8.03%	364
2011	14.585726	13.762519	-5.64%	364
2010	12.195172	14.585726	19.60%	364
2009	9.531696	12.195172	27.94%	364
2008	16.169498	9.531696	-41.05%	501
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	25.475919	33.811546	32.72%	51
2016	26.208698	25.475919	-2.80%	0
2015	25.968534	26.208698	0.92%	0
2014	26.138085	25.968534	-0.65%	0
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
2009	13.196085	17.901975	35.66%	0
2008	22.718743	13.196085	-41.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.624077	9.935349	3.23%	0
2016	9.302518	9.624077	3.46%	0
2015	9.799988	9.302518	-5.08%	0
2014	9.822044	9.799988	-0.22%	0
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.509626	10.475770	23.10%	0
2016	8.984601	8.509626	-5.29%	0
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	22.241498	25.256209	13.55%	527
2016	20.526060	22.241498	8.36%	615
2015	20.449475	20.526060	0.37%	684
2014	19.027169	20.449475	7.48%	763
2013	14.869895	19.027169	27.96%	1,127
2012	13.099764	14.869895	13.51%	1,268
2011	13.498076	13.099764	-2.95%	1,500
2010	11.970740	13.498076	12.76%	1,823
2009	9.607194	11.970740	24.60%	4,810
2008	16.080517	9.607194	-40.26%	4,734
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	32.462792	36.001462	10.90%	677
2016	28.336200	32.462792	14.56%	677
2015	30.996578	28.336200	-8.58%	677
2014	28.516799	30.996578	8.70%	677
2013	20.830440	28.516799	36.90%	741
2012	18.185375	20.830440	14.55%	752
2011	19.135435	18.185375	-4.96%	677
2010	15.973049	19.135435	19.80%	677
2009	11.986890	15.973049	33.25%	677
2008	19.862490	11.986890	-39.65%	1,821
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.749813	10.762147	10.38%	0
2016	8.869767	9.749813	9.92%	0
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.381131	10.026452	6.88%	0
2016	8.511198	9.381131	10.22%	0
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.970103	10.748581	7.81%	0
2016	9.951805	9.970103	0.18%	0
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
2009*	10.000000	10.771245	7.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.307917	10.161160	-1.42%	483
2016	10.451343	10.307917	-1.37%	1,401
2015	10.713475	10.451343	-2.45%	1,467
2014	10.923373	10.713475	-1.92%	1,516
2013	11.246847	10.923373	-2.88%	1,492
2012	10.925588	11.246847	2.94%	1,349
2011	11.110206	10.925588	-1.66%	1,237
2010	10.849988	11.110206	2.40%	1,326
2009*	10.000000	10.849988	8.50%	1,688
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.021986	9.982040	-0.40%	0
2016*	10.000000	10.021986	0.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.966945	10.170961	2.05%	0
2016	9.979683	9.966945	-0.13%	0
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.161903	11.62%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.276400	13.096886	27.45%	0
2016*	10.000000	10.276400	2.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.522988	17.897665	23.24%	0
2016	15.292447	14.522988	-5.03%	0
2015	15.686815	15.292447	-2.51%	0
2014	17.285521	15.686815	-9.25%	0
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
2009	11.115746	13.486729	21.33%	0
2008	20.373434	11.115746	-45.44%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.510064	31.618080	23.94%	31
2016	29.347525	25.510064	-13.08%	31
2015	26.803846	29.347525	9.49%	30
2014	20.981677	26.803846	27.75%	0
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.264129	6.932766	-4.56%	0
2016	5.202650	7.264129	39.62%	0
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.409518	7.091235	-4.30%	0
2016	5.295803	7.409518	39.91%	0
2015	8.174360	5.295803	-35.21%	0
2014	10.380232	8.174360	-21.25%	0
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.596901	25.238075	22.53%	0
2016	19.634941	20.596901	4.90%	230
2015	20.768220	19.634941	-5.46%	272
2014	21.741997	20.768220	-4.48%	290
2013	14.866034	21.741997	46.25%	253
2012	14.157393	14.866034	5.01%	307
2011	15.242754	14.157393	-7.12%	358
2010	12.350668	15.242754	23.42%	346
2009	8.311425	12.350668	48.60%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.728678	11.935185	11.25%	0
2016	10.666504	10.728678	0.58%	0
2015	11.106922	10.666504	-3.97%	0
2014	10.954301	11.106922	1.39%	0
2013	10.057982	10.954301	8.91%	0
2012*	10.000000	10.057982	0.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	22.443123	25.900542	15.41%	0
2016	20.765304	22.443123	8.08%	0
2015	21.041329	20.765304	-1.31%	0
2014	19.786916	21.041329	6.34%	0
2013	15.109026	19.786916	30.96%	0
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	33.432383	36.712815	9.81%	53
2016	27.531562	33.432383	21.43%	56
2015	30.004170	27.531562	-8.24%	188
2014	28.304670	30.004170	6.00%	275
2013	21.135297	28.304670	33.92%	326
2012	18.336537	21.135297	15.26%	851
2011	20.622656	18.336537	-11.09%	973
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.333529	11.433285	0.88%	165
2016	11.157629	11.333529	1.58%	146
2015	11.757503	11.157629	-5.10%	450
2014	11.697770	11.757503	0.51%	637
2013	13.136334	11.697770	-10.95%	866
2012	12.573109	13.136334	4.48%	720
2011	11.562880	12.573109	8.74%	1,912
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	21.308716	24.943898	17.06%	0
2016	19.344803	21.308716	10.15%	0
2015	21.139250	19.344803	-8.49%	0
2014	19.340760	21.139250	9.30%	0
2013	14.671260	19.340760	31.83%	0
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	23.619328	25.619149	8.47%	0
2016	19.779342	23.619328	19.41%	0
2015	20.654511	19.779342	-4.24%	0
2014	18.262046	20.654511	13.10%	4,336
2013	14.448424	18.262046	26.39%	4,941
2012	12.776923	14.448424	13.08%	6,169
2011	13.242389	12.776923	-3.51%	6,770

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.925909	12.385046	13.35%	0
2016	9.674539	10.925909	12.93%	0
2015*	10.000000	9.674539	-3.25%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.763140	15.228540	10.65%	0
2016	13.625514	13.763140	1.01%	0
2015	14.145278	13.625514	-3.67%	0
2014	14.262251	14.145278	-0.82%	0
2013	12.811111	14.262251	11.33%	0
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.025961	10.446570	4.20%	0
2016	9.132682	10.025961	9.78%	0
2015*	10.000000	9.132682	-8.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.673250	9.714572	0.43%	0
2016	9.702338	9.673250	-0.30%	0
2015*	10.000000	9.702338	-2.98%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.111109	1.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.457712	15.722672	8.75%	0
2016	11.334300	14.457712	27.56%	0
2015	12.453705	11.334300	-8.99%	0
2014	12.118455	12.453705	2.77%	0
2013*	10.000000	12.118455	21.18%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.468705	12.838498	11.94%	0
2016	10.230741	11.468705	12.10%	0
2015	10.786089	10.230741	-5.15%	0
2014*	10.000000	10.786089	7.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	34.437954	37.667269	9.38%	0
2016	28.148748	34.437954	22.34%	60
2015	29.619967	28.148748	-4.97%	543
2014	28.958802	29.619967	2.28%	571
2013	21.150419	28.958802	36.92%	1,062
2012	18.782006	21.150419	12.61%	1,510
2011	19.194143	18.782006	-2.15%	1,988

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	22.840917	26.940867	17.95%	0
2016	21.063046	22.840917	8.44%	0
2015	21.461173	21.063046	-1.86%	0
2014	19.501176	21.461173	10.05%	1,576
2013	15.217313	19.501176	28.15%	1,707
2012	13.544599	15.217313	12.35%	2,367
2011	13.697694	13.544599	-1.12%	2,723
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	19.204636	23.735269	23.59%	168
2016	18.336283	19.204636	4.74%	180
2015	19.370835	18.336283	-5.34%	620
2014	18.463273	19.370835	4.92%	871
2013	15.704754	18.463273	17.56%	927
2012	14.655789	15.704754	7.16%	891
2011	13.851029	14.655789	5.81%	1,984
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	18.593861	22.502919	21.02%	0
2016	16.361367	18.593861	13.64%	0
2015	17.250562	16.361367	-5.15%	0
2014	17.498104	17.250562	-1.41%	0
2013	12.132878	17.498104	44.22%	0
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.026094	10.091971	0.66%	0
2016	9.457490	10.026094	6.01%	0
2015	9.817340	9.457490	-3.67%	0
2014*	10.000000	9.817340	-1.83%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	11.900688	12.815729	7.69%	0
2016	12.803713	11.900688	-7.05%	0
2015	14.064019	12.803713	-8.96%	0
2014	14.649261	14.064019	-4.00%	0
2013	12.966272	14.649261	12.98%	0
2012	12.112457	12.966272	7.05%	0
2011	13.173619	12.112457	-8.06%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	11.685298	11.796998	0.96%	0
2016	11.598991	11.685298	0.74%	0
2015	11.973483	11.598991	-3.13%	0
2014	11.888114	11.973483	0.72%	0
2013	12.127014	11.888114	-1.97%	0
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.349831	14.652825	9.76%	0
2016	13.037356	13.349831	2.40%	0
2015	13.470610	13.037356	-3.22%	0
2014	13.284968	13.470610	1.40%	0
2013	12.061826	13.284968	10.14%	0
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.926835	15.755580	13.13%	0
2016	13.527256	13.926835	2.95%	0
2015	13.966787	13.527256	-3.15%	0
2014	13.723716	13.966787	1.77%	0
2013	12.197378	13.723716	12.51%	0
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.601134	17.148400	17.45%	0
2016	14.106056	14.601134	3.51%	0
2015	14.574729	14.106056	-3.22%	0
2014	14.300861	14.574729	1.92%	0
2013	12.105842	14.300861	18.13%	0
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.337198	11.680083	12.99%	0
2016*	10.000000	10.337198	3.37%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.212713	14.392267	-5.39%	0
2016	11.710149	15.212713	29.91%	0
2015	15.186970	11.710149	-22.89%	0
2014	17.893189	15.186970	-15.12%	0
2013	14.812885	17.893189	20.79%	0
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	21.301778	23.350542	9.62%	149
2016	18.597646	21.301778	14.54%	153
2015	19.959781	18.597646	-6.82%	473
2014	18.910154	19.959781	5.55%	2,378
2013	15.203784	18.910154	24.38%	2,790
2012	13.349789	15.203784	13.89%	3,228
2011	13.630241	13.349789	-2.06%	3,478
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.156352	12.659440	13.47%	0
2016*	10.000000	11.156352	11.56%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	21.853463	28.669340	31.19%	841
2016	22.335379	21.853463	-2.16%	902
2015	21.472607	22.335379	4.02%	917
2014	19.879156	21.472607	8.02%	959
2013	15.022343	19.879156	32.33%	1,024
2012	13.496267	15.022343	11.31%	1,198
2011	13.874499	13.496267	-2.73%	981
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.932869	12.075101	1.19%	1,598
2016	11.737477	11.932869	1.66%	2,169
2015	12.166594	11.737477	-3.53%	6,638
2014	11.839094	12.166594	2.77%	6,843
2013	12.424572	11.839094	-4.71%	13,649
2012	12.092556	12.424572	2.75%	18,173
2011	11.610331	12.092556	4.15%	23,651
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	33.318108	39.079699	17.29%	631
2016	30.592439	33.318108	8.91%	644
2015	31.962083	30.592439	-4.29%	768
2014	30.980450	31.962083	3.17%	875
2013	23.433923	30.980450	32.20%	1,405
2012	21.024059	23.433923	11.46%	2,622
2011	24.236932	21.024059	-13.26%	2,233
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	17.648697	22.323787	26.49%	533
2016	19.145788	17.648697	-7.82%	538
2015	19.049234	19.145788	0.51%	520
2014	21.349342	19.049234	-10.77%	0
2013	16.856354	21.349342	26.65%	0
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	26.973140	31.256539	15.88%	0
2016	25.367514	26.973140	6.33%	0
2015	26.930790	25.367514	-5.80%	0
2014	25.985683	26.930790	3.64%	0
2013	20.514290	25.985683	26.67%	0
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.569966	12.607126	8.96%	0
2016	10.505423	11.569966	10.13%	0
2015	11.512315	10.505423	-8.75%	0
2014	11.504160	11.512315	0.07%	0
2013	9.552529	11.504160	20.43%	0
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.609855	14.524521	6.72%	0
2016	12.266228	13.609855	10.95%	0
2015	13.563524	12.266228	-9.56%	0
2014	13.324868	13.563524	1.79%	0
2013	12.018933	13.324868	10.87%	0
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	23.077798	27.073462	17.31%	0
2016	20.437620	23.077798	12.92%	0
2015	21.800063	20.437620	-6.25%	0
2014	20.607392	21.800063	5.79%	0
2013	16.330540	20.607392	26.19%	0
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	32.039047	34.497322	7.67%	438
2016	25.290614	32.039047	26.68%	555
2015	28.065850	25.290614	-9.89%	1,438
2014	28.681125	28.065850	-2.15%	2,657
2013	21.636006	28.681125	32.56%	3,394
2012	18.783774	21.636006	15.18%	4,776
2011	20.058303	18.783774	-6.35%	6,128
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.275752	11.307333	36.63%	0
2016	7.241587	8.275752	14.28%	0
2015	9.257546	7.241587	-21.78%	0
2014*	10.000000	9.257546	-7.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	17.903846	20.330176	13.55%	0
2016	17.167489	17.903846	4.29%	0
2015	18.869266	17.167489	-9.02%	0
2014	21.822403	18.869266	-13.53%	3,130
2013	18.238176	21.822403	19.65%	0
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.235284	9.159663	-0.82%	0
2016	9.219898	9.235284	0.17%	0
2015	9.902094	9.219898	-6.89%	0
2014*	10.000000	9.902094	-0.98%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.529194	11.589126	10.07%	0
2016	10.370692	10.529194	1.53%	0
2015	11.316865	10.370692	-8.36%	0
2014	11.189420	11.316865	1.14%	0
2013	10.126064	11.189420	10.50%	0
2012*	10.000000	10.126064	1.26%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.590966	9.675673	0.88%	0
2016	9.904271	9.590966	-3.16%	0
2015	9.994336	9.904271	-0.90%	0
2014	9.814354	9.994336	1.83%	0
2013*	10.000000	9.814354	-1.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.837094	17.103864	23.61%	0
2016	13.938844	13.837094	-0.73%	0
2015	13.676043	13.938844	1.92%	0
2014	12.994117	13.676043	5.25%	0
2013	9.552880	12.994117	36.02%	0
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.816769	14.299268	11.57%	0
2016	11.639367	12.816769	10.12%	0
2015	12.497391	11.639367	-6.87%	0
2014	12.330112	12.497391	1.36%	0
2013	9.864302	12.330112	25.00%	0
2012*	10.000000	9.864302	-1.36%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.926505	15.363723	18.85%	0
2016	13.208647	12.926505	-2.14%	0
2015	13.435259	13.208647	-1.69%	0
2014	12.821920	13.435259	4.78%	0
2013	9.646542	12.821920	32.92%	0
2012*	10.000000	9.646542	-3.53%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.342082	14.204440	15.09%	0
2016	13.017977	12.342082	-5.19%	0
2015	14.597768	13.017977	-10.82%	0
2014	15.836848	14.597768	-7.82%	0
2013	13.007144	15.836848	21.75%	0
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.745962	12.193078	3.81%	0
2016	10.389219	11.745962	13.06%	0
2015	11.420474	10.389219	-9.03%	0
2014	11.517981	11.420474	-0.85%	0
2013	10.712744	11.517981	7.52%	0
2012*	10.000000	10.712744	7.13%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.527132	15.468619	23.48%	0
2016	12.131864	12.527132	3.26%	0
2015	13.233514	12.131864	-8.32%	0
2014	12.608534	13.233514	4.96%	0
2013	9.972628	12.608534	26.43%	0
2012*	10.000000	9.972628	-0.27%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	20.188218	23.207441	14.96%	0
2016	19.887029	20.188218	1.51%	0
2015	20.355350	19.887029	-2.30%	0
2014	19.327869	20.355350	5.32%	0
2013	16.580590	19.327869	16.57%	0
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.641620	9.696580	0.57%	0
2016	9.693062	9.641620	-0.53%	0
2015*	10.000000	9.693062	-3.07%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	27.655239	34.983284	26.50%	0
2016	27.878996	27.655239	-0.80%	0
2015	25.596957	27.878996	8.92%	0
2014	24.253494	25.596957	5.54%	1,890
2013	19.044179	24.253494	27.35%	1,927
2012	15.803265	19.044179	20.51%	2,315
2011	17.452456	15.803265	-9.45%	2,678

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.596326	21.993271	41.02%	0
2016	14.077794	15.596326	10.79%	0
2015	13.826135	14.077794	1.82%	0
2014	12.995025	13.826135	6.40%	0
2013	9.864315	12.995025	31.74%	0
2012*	10.000000	9.864315	-1.36%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	20.534752	26.137636	27.28%	0
2016	22.620424	20.534752	-9.22%	0
2015	25.493158	22.620424	-11.27%	0
2014	29.808321	25.493158	-14.48%	0
2013	26.806826	29.808321	11.20%	0
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.559780	10.647258	24.39%	0
2016	7.283095	8.559780	17.53%	0
2015	9.363355	7.283095	-22.22%	0
2014*	10.000000	9.363355	-6.37%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.880539	9.985985	1.07%	0
2016*	10.000000	9.880539	-1.19%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.630034	15.526350	22.93%	0
2016	11.929837	12.630034	5.87%	0
2015	12.529805	11.929837	-4.79%	0
2014	13.920966	12.529805	-9.99%	0
2013	10.131082	13.920966	37.41%	0
2012*	10.000000	10.131082	1.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	25.636630	29.274448	14.19%	508
2016	23.155991	25.636630	10.71%	882
2015	24.022961	23.155991	-3.61%	3,337
2014	22.403814	24.022961	7.23%	4,492
2013	16.980665	22.403814	31.94%	7,485
2012	15.060905	16.980665	12.75%	9,857
2011	15.550516	15.060905	-3.15%	14,220
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.664323	18.096696	23.41%	0
2016	14.512570	14.664323	1.05%	0
2015	14.028605	14.512570	3.45%	0
2014	14.256407	14.028605	-1.60%	0
2013	11.479445	14.256407	24.19%	0
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	507

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.921608	12.367656	24.65%	0
2016	9.633375	9.921608	2.99%	0
2015*	10.000000	9.633375	-3.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.202413	11.543363	3.04%	0
2016	10.875101	11.202413	3.01%	0
2015	11.270707	10.875101	-3.51%	0
2014	10.768726	11.270707	4.66%	0
2013	11.132156	10.768726	-3.26%	0
2012	10.478526	11.132156	6.24%	283
2011	10.216427	10.478526	2.57%	438
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	19.889874	21.209599	6.64%	0
2016	18.484406	19.889874	7.60%	0
2015	19.223390	18.484406	-3.84%	0
2014	19.201864	19.223390	0.11%	0
2013	21.628776	19.201864	-11.22%	0
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.114854	9.982090	9.51%	0
2016	8.147546	9.114854	11.87%	0
2015*	10.000000	8.147546	-18.52%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.461458	17.681023	14.36%	0
2016	14.314135	15.461458	8.02%	0
2015	15.847253	14.314135	-9.67%	0
2014	16.630370	15.847253	-4.71%	0
2013	12.955984	16.630370	28.36%	0
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	873
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.623484	23.871997	5.52%	0
2016	19.340276	22.623484	16.98%	0
2015	20.801009	19.340276	-7.02%	0
2014	18.927465	20.801009	9.90%	2,267
2013	14.773331	18.927465	28.12%	2,658
2012	13.267627	14.773331	11.35%	4,392
2011	13.569040	13.267627	-2.22%	6,396

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.518363	15.231981	12.68%	24,146
2016	12.745362	13.518363	6.06%	26,651
2015	12.971394	12.745362	-1.74%	39,565
2014	12.697683	12.971394	2.16%	37,826
2013	10.585160	12.697683	19.96%	88,964
2012	9.401898	10.585160	12.59%	231,560
2011	9.573283	9.401898	-1.79%	285,315
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.093945	10.137613	0.43%	22,607
2016	10.105434	10.093945	-0.11%	22,597
2015	10.409923	10.105434	-2.92%	34,427
2014	10.191390	10.409923	2.14%	44,275
2013	10.750932	10.191390	-5.20%	104,282
2012	10.527159	10.750932	2.13%	213,570
2011	10.232732	10.527159	2.88%	239,565
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.865598	17.670702	27.44%	109
2016	14.222634	13.865598	-2.51%	118
2015	13.719648	14.222634	3.67%	379
2014	13.846214	13.719648	-0.91%	568
2013	11.061947	13.846214	25.17%	1,083
2012	9.312693	11.061947	18.78%	2,150
2011	10.553137	9.312693	-11.75%	3,031
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.418213	17.930189	24.36%	153
2016	13.585750	14.418213	6.13%	168
2015	13.119540	13.585750	3.55%	505
2014	12.477101	13.119540	5.15%	4,323
2013	9.893605	12.477101	26.11%	6,253
2012	8.661487	9.893605	14.23%	11,013
2011	9.339201	8.661487	-7.26%	13,155
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.846781	15.242118	18.65%	16,084
2016	11.884543	12.846781	8.10%	19,494
2015	12.083059	11.884543	-1.64%	30,399
2014	11.266100	12.083059	7.25%	35,224
2013	8.707737	11.266100	29.38%	97,915
2012	7.645384	8.707737	13.90%	266,884
2011	8.036784	7.645384	-4.87%	330,030

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	22.446319	25.705631	14.52%	1,456
2016	19.619556	22.446319	14.41%	1,728
2015	21.569515	19.619556	-9.04%	3,167
2014	20.351445	21.569515	5.99%	2,979
2013	15.458850	20.351445	31.65%	4,646
2012	13.445593	15.458850	14.97%	5,956
2011	14.179482	13.445593	-5.18%	6,533
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.235545	10.643589	15.25%	0
2016	9.216925	9.235545	0.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	18.367310	19.080454	3.88%	0
2016	16.534769	18.367310	11.08%	0
2015	17.448635	16.534769	-5.24%	0
2014	17.486848	17.448635	-0.22%	0
2013	16.784981	17.486848	4.18%	0
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.709705	15.429873	21.40%	0
2016	11.503378	12.709705	10.49%	0
2015	11.965342	11.503378	-3.86%	0
2014	11.540420	11.965342	3.68%	0
2013	8.263210	11.540420	39.66%	0
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.295511	16.465225	15.18%	794
2016	13.342300	14.295511	7.14%	1,438
2015	13.770171	13.342300	-3.11%	5,672
2014	12.806347	13.770171	7.53%	5,789
2013	9.499294	12.806347	34.81%	10,848
2012	8.765688	9.499294	8.37%	14,867
2011	9.312578	8.765688	-5.87%	20,315
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.768773	13.719352	16.57%	0
2016	11.160950	11.768773	5.45%	0
2015	11.675488	11.160950	-4.41%	0
2014	11.483117	11.675488	1.68%	0
2013	9.114934	11.483117	25.98%	0
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.468360	12.504523	9.03%	109,748
2016	11.107251	11.468360	3.25%	113,886
2015	11.537731	11.107251	-3.73%	127,390
2014	11.369305	11.537731	1.48%	134,262
2013	10.191003	11.369305	11.56%	147,690
2012	9.431278	10.191003	8.06%	319,532
2011	9.824565	9.431278	-4.00%	415,498
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.788852	13.284656	12.69%	0
2016	11.288538	11.788852	4.43%	0
2015	11.758066	11.288538	-3.99%	0
2014	11.542173	11.758066	1.87%	15,869
2013	9.783733	11.542173	17.97%	22,095
2012	8.848641	9.783733	10.57%	35,452
2011	9.418415	8.848641	-6.05%	45,497
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.694708	11.068473	3.49%	1,845
2016	10.506002	10.694708	1.80%	1,985
2015	10.877389	10.506002	-3.41%	5,033
2014	10.818279	10.877389	0.55%	7,926
2013	10.595806	10.818279	2.10%	4,815
2012	10.130873	10.595806	4.59%	13,615
2011	10.266463	10.130873	-1.32%	18,384
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.205078	11.396675	11.68%	0
2016	9.935381	10.205078	2.71%	0
2015	10.669279	9.935381	-6.88%	0
2014	10.723003	10.669279	-0.50%	0
2013*	10.000000	10.723003	7.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.210533	11.703358	14.62%	0
2016	9.879316	10.210533	3.35%	0
2015	10.674063	9.879316	-7.45%	0
2014	10.860225	10.674063	-1.71%	0
2013*	10.000000	10.860225	8.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.657946	12.928785	10.90%	29,364
2016	11.224118	11.657946	3.87%	34,303
2015	11.659903	11.224118	-3.74%	35,403
2014	11.459745	11.659903	1.75%	36,459
2013	9.997616	11.459745	14.62%	36,716
2012	9.144510	9.997616	9.33%	50,068
2011	9.622188	9.144510	-4.96%	125,760

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.733102	13.480299	14.89%	0
2016	11.207007	11.733102	4.69%	1,522
2015	11.694368	11.207007	-4.17%	7,135
2014	11.494541	11.694368	1.74%	7,135
2013	9.505704	11.494541	20.92%	5,613
2012	8.526428	9.505704	11.49%	5,613
2011	9.191992	8.526428	-7.24%	5,613
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.292337	12.074577	6.93%	863
2016	10.948160	11.292337	3.14%	918
2015	11.373144	10.948160	-3.74%	978
2014	11.230294	11.373144	1.27%	1,037
2013	10.375788	11.230294	8.24%	8,038
2012	9.691046	10.375788	7.07%	9,286
2011	9.986364	9.691046	-2.96%	1,447
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.052294	11.204212	1.37%	1,174
2016	10.816708	11.052294	2.18%	1,155
2015	11.215636	10.816708	-3.56%	1,223
2014	11.011623	11.215636	1.85%	1,315
2013	11.563365	11.011623	-4.77%	6,292
2012	11.057597	11.563365	4.57%	7,933
2011	10.696278	11.057597	3.38%	10,372
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.829633	11.944735	0.97%	0
2016	11.764520	11.829633	0.55%	0
2015	12.153860	11.764520	-3.20%	0
2014	11.909714	12.153860	2.05%	5,288
2013	12.496250	11.909714	-4.69%	5,134
2012	11.990398	12.496250	4.22%	5,475
2011	11.619486	11.990398	3.19%	5,004
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.326802	11.846052	14.71%	0
2016	9.527581	10.326802	8.39%	0
2015	10.111443	9.527581	-5.77%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.071085	11.155512	10.77%	0
2016	9.515344	10.071085	5.84%	0
2015	9.954774	9.515344	-4.41%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	22.408065	30.793798	37.42%	0
2016	21.425684	22.408065	4.59%	0
2015	26.288106	21.425684	-18.50%	0
2014	28.660191	26.288106	-8.28%	0
2013	29.329803	28.660191	-2.28%	0
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.657016	10.586204	-0.66%	1,261
2016	10.871288	10.657016	-1.97%	1,868
2015	11.185148	10.871288	-2.81%	6,590
2014	10.993234	11.185148	1.75%	6,841
2013	11.775911	10.993234	-6.65%	15,013
2012	11.744503	11.775911	0.27%	18,339
2011	11.253024	11.744503	4.37%	20,208
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.953703	7.772157	-2.28%	351
2016	8.173175	7.953703	-2.69%	325
2015	8.399974	8.173175	-2.70%	731
2014	8.633064	8.399974	-2.70%	3,304
2013	8.872624	8.633064	-2.70%	5,862
2012	9.119514	8.872624	-2.71%	9,683
2011	9.371859	9.119514	-2.69%	11,588
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.492393	9.264720	23.66%	0
2016	7.651246	7.492393	-2.08%	0
2015	8.125337	7.651246	-5.83%	0
2014	8.411391	8.125337	-3.40%	0
2013	7.353289	8.411391	14.39%	0
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.160959	9.883477	21.11%	0
2016	8.343149	8.160959	-2.18%	0
2015	8.695517	8.343149	-4.05%	0
2014	9.526349	8.695517	-8.72%	0
2013	8.090632	9.526349	17.75%	0
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	21.545460	24.829371	15.24%	1,650
2016	20.226572	21.545460	6.52%	1,650
2015	20.997493	20.226572	-3.67%	1,650
2014	20.555420	20.997493	2.15%	2,605
2013	16.601935	20.555420	23.81%	2,605
2012	14.722329	16.601935	12.77%	955
2011	15.749284	14.722329	-6.52%	7,183
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.396923	15.568696	8.14%	21,648
2016	13.918074	14.396923	3.44%	15,301
2015	14.329203	13.918074	-2.87%	15,508
2014	14.081166	14.329203	1.76%	26,137
2013	12.759052	14.081166	10.36%	33,301
2012	11.988674	12.759052	6.43%	32,988
2011	12.212561	11.988674	-1.83%	40,475
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.608543	18.554739	11.72%	0
2016	15.842019	16.608543	4.84%	0
2015	16.368716	15.842019	-3.22%	0
2014	15.989569	16.368716	2.37%	0
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	12.056140	12.398192	2.84%	2,957
2016	11.883087	12.056140	1.46%	3,199
2015	12.180599	11.883087	-2.44%	3,398
2014	12.049822	12.180599	1.09%	11,128
2013	11.813399	12.049822	2.00%	11,293
2012	11.544530	11.813399	2.33%	10,333
2011	11.526263	11.544530	0.16%	9,613
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.193877	11.311255	10.96%	0
2016	9.910278	10.193877	2.86%	0
2015	10.526514	9.910278	-5.85%	0
2014	10.559309	10.526514	-0.31%	0
2013*	10.000000	10.559309	5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.249868	11.665846	13.81%	0
2016	9.848894	10.249868	4.07%	0
2015	10.539070	9.848894	-6.55%	0
2014	10.646957	10.539070	-1.01%	0
2013*	10.000000	10.646957	6.47%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	16.948250	18.623899	9.89%	98,759
2016	16.256026	16.948250	4.26%	109,536
2015	16.763259	16.256026	-3.03%	75,809
2014	16.379761	16.763259	2.34%	58,103
2013	14.434131	16.379761	13.48%	63,195
2012	13.388089	14.434131	7.81%	88,606
2011	13.764356	13.388089	-2.73%	115,891
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	19.602881	22.256710	13.54%	6,800
2016	18.570237	19.602881	5.56%	7,638
2015	19.225924	18.570237	-3.41%	7,638
2014	18.826217	19.225924	2.12%	7,638
2013	15.810441	18.826217	19.07%	8,919
2012	14.284568	15.810441	10.68%	12,629
2011	14.999139	14.284568	-4.76%	35,204
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	14.543817	15.455867	6.27%	5,566
2016	14.139853	14.543817	2.86%	5,707
2015	14.536684	14.139853	-2.73%	5,804
2014	14.264027	14.536684	1.91%	10,836
2013	13.267383	14.264027	7.51%	11,138
2012	12.621651	13.267383	5.12%	39,715
2011	12.708943	12.621651	-0.69%	79,574
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.225602	26.245219	23.65%	0
2016	21.111107	21.225602	0.54%	0
2015	20.698718	21.111107	1.99%	0
2014	19.595283	20.698718	5.63%	0
2013	14.776870	19.595283	32.61%	754
2012	12.825168	14.776870	15.22%	1,007
2011	13.517587	12.825168	-5.12%	1,227
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.924587	11.352616	14.39%	0
2016	9.396056	9.924587	5.63%	0
2015	9.878811	9.396056	-4.89%	0
2014*	10.000000	9.878811	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.510743	12.446939	18.42%	0
2016	9.815568	10.510743	7.08%	0
2015	10.073729	9.815568	-2.56%	0
2014*	10.000000	10.073729	0.74%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	32.633392	36.765657	12.66%	0
2016	27.879573	32.633392	17.05%	0
2015	29.398296	27.879573	-5.17%	0
2014	27.612865	29.398296	6.47%	0
2013	21.329616	27.612865	29.46%	0
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	13.205407	13.663441	3.47%	273
2016	12.490736	13.205407	5.72%	252
2015	13.219475	12.490736	-5.51%	806
2014	13.078381	13.219475	1.08%	1,137
2013	13.594175	13.078381	-3.79%	1,128
2012	12.447502	13.594175	9.21%	1,238
2011	12.119595	12.447502	2.71%	2,668
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.041398	11.044750	22.16%	869
2016	9.527097	9.041398	-5.10%	2,043
2015	9.856048	9.527097	-3.34%	9,950
2014	10.268433	9.856048	-4.02%	9,561
2013	8.716146	10.268433	17.81%	16,010
2012	7.754958	8.716146	12.39%	19,770
2011	8.818482	7.754958	-12.06%	25,622
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.582180	15.002614	19.24%	103
2016	12.316820	12.582180	2.15%	113
2015	13.373667	12.316820	-7.90%	337
2014	15.217581	13.373667	-12.12%	433
2013	12.920055	15.217581	17.78%	0
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.103744	16.561040	26.38%	307
2016	13.203566	13.103744	-0.76%	640
2015	13.158162	13.203566	0.35%	2,746
2014	12.277325	13.158162	7.17%	2,879
2013	9.387283	12.277325	30.79%	5,445
2012	8.307505	9.387283	13.00%	6,671
2011	8.822750	8.307505	-5.84%	10,192

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.251613	14.746850	11.28%	0
2016	11.735276	13.251613	12.92%	0
2015	12.490225	11.735276	-6.04%	0
2014	11.644084	12.490225	7.27%	0
2013	8.862650	11.644084	31.38%	0
2012	7.746430	8.862650	14.41%	871
2011	8.477504	7.746430	-8.62%	989
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.191887	16.369870	24.09%	396
2016	12.782847	13.191887	3.20%	825
2015	13.183195	12.782847	-3.04%	3,382
2014	13.063157	13.183195	0.92%	3,690
2013	9.686039	13.063157	34.87%	6,039
2012	8.683756	9.686039	11.54%	8,488
2011	9.339993	8.683756	-7.03%	12,836
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.145588	18.992941	10.77%	273
2016	14.983724	17.145588	14.43%	703
2015	15.857168	14.983724	-5.51%	3,879
2014	13.926777	15.857168	13.86%	4,061
2013	10.549272	13.926777	32.02%	7,556
2012	9.319371	10.549272	13.20%	10,412
2011	9.805085	9.319371	-4.95%	15,040
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	20.052901	24.322486	21.29%	0
2016	19.071014	20.052901	5.15%	0
2015	19.497036	19.071014	-2.19%	0
2014	19.542106	19.497036	-0.23%	0
2013	13.951983	19.542106	40.07%	0
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	32.683628	34.587542	5.83%	0
2016	26.738863	32.683628	22.23%	0
2015	29.325411	26.738863	-8.82%	0
2014	28.229388	29.325411	3.88%	0
2013	20.719387	28.229388	36.25%	170
2012	17.701329	20.719387	17.05%	425
2011	19.240904	17.701329	-8.00%	856

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	29.420227	32.406893	10.15%	0
2016	24.672128	29.420227	19.24%	0
2015	25.846709	24.672128	-4.54%	0
2014	26.417184	25.846709	-2.16%	0
2013	19.316594	26.417184	36.76%	0
2012	17.230232	19.316594	12.11%	118
2011	18.798373	17.230232	-8.34%	346
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	20.281119	23.730665	17.01%	545
2016	18.750114	20.281119	8.17%	1,006
2015	19.143748	18.750114	-2.06%	4,021
2014	17.595772	19.143748	8.80%	4,078
2013	13.826579	17.595772	27.26%	9,734
2012	12.482632	13.826579	10.77%	14,198
2011	12.779976	12.482632	-2.33%	18,644
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.334938	12.740274	3.29%	0
2016	11.827251	12.334938	4.29%	0
2015	12.884829	11.827251	-8.21%	0
2014	10.296629	12.884829	25.14%	0
2013	10.304147	10.296629	-0.07%	0
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.573594	16.011658	17.96%	0
2016	12.522101	13.573594	8.40%	0
2015	12.749373	12.522101	-1.78%	0
2014	11.587753	12.749373	10.02%	0
2013*	10.000000	11.587753	15.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.272571	9.165380	-1.16%	404
2016	9.297498	9.272571	-0.27%	365
2015	9.588216	9.297498	-3.03%	342
2014	9.805849	9.588216	-2.22%	4,989
2013	10.067348	9.805849	-2.60%	5,675
2012	9.995248	10.067348	0.72%	8,717
2011	10.140212	9.995248	-1.43%	9,126
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.786942	15.318294	11.11%	0
2016	11.721902	13.786942	17.62%	0
2015	12.665579	11.721902	-7.45%	0
2014	12.450387	12.665579	1.73%	0
2013*	10.000000	12.450387	24.50%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.612803	15.061619	19.42%	2,109
2016	12.818920	12.612803	-1.61%	3,064
2015	13.709885	12.818920	-6.50%	8,796
2014	15.340235	13.709885	-10.63%	8,274
2013	13.127811	15.340235	16.85%	12,376
2012	11.285046	13.127811	16.33%	15,385
2011	13.243557	11.285046	-14.79%	17,984
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	25.686083	31.134156	21.21%	0
2016	25.342220	25.686083	1.36%	0
2015	25.788988	25.342220	-1.73%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.660105	8.502007	-1.83%	1,326
2016	8.792555	8.660105	-1.51%	1,299
2015	9.019976	8.792555	-2.52%	1,307
2014	9.214074	9.019976	-2.11%	1,409
2013	9.411710	9.214074	-2.10%	3,962
2012	9.247681	9.411710	1.77%	5,998
2011	9.476224	9.247681	-2.41%	8,659
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	22.026345	25.383552	15.24%	0
2016	20.603844	22.026345	6.90%	0
2015	21.274226	20.603844	-3.15%	0
2014	19.808081	21.274226	7.40%	0
2013	14.794255	19.808081	33.89%	0
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	25.294999	33.554265	32.65%	0
2016	26.035915	25.294999	-2.85%	0
2015	25.810599	26.035915	0.87%	0
2014	25.992489	25.810599	-0.70%	0
2013	21.035630	25.992489	23.56%	0
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.603464	9.908983	3.18%	0
2016	9.287345	9.603464	3.40%	0
2015	9.789038	9.287345	-5.13%	0
2014	9.816109	9.789038	-0.28%	0
2013	10.125668	9.816109	-3.06%	0
2012*	10.000000	10.125668	1.26%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.497984	10.456077	23.04%	0
2016	8.976909	8.497984	-5.34%	0
2015	8.948118	8.976909	0.32%	0
2014*	10.000000	8.948118	-10.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	22.083502	25.063951	13.50%	496
2016	20.390683	22.083502	8.30%	970
2015	20.325056	20.390683	0.32%	4,104
2014	18.921120	20.325056	7.42%	4,221
2013	14.794616	18.921120	27.89%	8,199
2012	13.040158	14.794616	13.45%	10,384
2011	13.443544	13.040158	-3.00%	14,718
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	32.232229	35.727463	10.84%	0
2016	28.149356	32.232229	14.50%	0
2015	30.808026	28.149356	-8.63%	0
2014	28.357897	30.808026	8.64%	0
2013	20.725009	28.357897	36.83%	0
2012	18.102640	20.725009	14.49%	94
2011	19.058165	18.102640	-5.01%	109
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.726483	10.730884	10.33%	0
2016	8.853068	9.726483	9.87%	0
2015	10.019431	8.853068	-11.64%	0
2014	10.250860	10.019431	-2.26%	0
2013	10.523821	10.250860	-2.59%	0
2012*	10.000000	10.523821	5.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.055599	10.741815	6.82%	0
2016	9.127798	10.055599	10.16%	0
2015	9.608343	9.127798	-5.00%	0
2014*	10.000000	9.608343	-3.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.930907	10.700840	7.75%	0
2016	9.917767	9.930907	0.13%	0
2015	10.980893	9.917767	-9.68%	0
2014	11.251740	10.980893	-2.41%	0
2013	12.376753	11.251740	-9.09%	0
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.267401	10.116041	-1.47%	1,178
2016	10.415595	10.267401	-1.42%	1,428
2015	10.682316	10.415595	-2.50%	4,524
2014	10.897200	10.682316	-1.97%	5,026
2013	11.225667	10.897200	-2.93%	7,889
2012	10.910639	11.225667	2.89%	7,959
2011	11.100688	10.910639	-1.71%	9,537
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.018532	9.973491	-0.45%	0
2016*	10.000000	10.018532	0.19%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.937979	10.136210	1.99%	2,125
2016	9.955783	9.937979	-0.18%	1,839
2015	10.197824	9.955783	-2.37%	1,787
2014	10.061492	10.197824	1.35%	1,854
2013	10.557447	10.061492	-4.70%	2,365
2012	9.909718	10.557447	6.54%	1,970
2011*	10.000000	9.909718	-0.90%	1,662
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.158102	11.58%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.273990	13.087115	27.38%	0
2016*	10.000000	10.273990	2.74%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.421364	17.763332	23.17%	0
2016	15.193237	14.421364	-5.08%	0
2015	15.593058	15.193237	-2.56%	0
2014	17.191048	15.593058	-9.30%	0
2013	13.795340	17.191048	24.61%	0
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.422924	31.493936	23.88%	0
2016	29.262269	25.422924	-13.12%	0
2015	26.739714	29.262269	9.43%	0
2014	20.942223	26.739714	27.68%	0
2013	14.299666	20.942223	46.45%	0
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.246699	6.912586	-4.61%	0
2016	5.192826	7.246699	39.55%	0
2015	8.041207	5.192826	-35.42%	0
2014	10.247217	8.041207	-21.53%	0
2013	9.548516	10.247217	7.32%	0
2012*	10.000000	9.548516	-4.51%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.391767	7.070615	-4.34%	0
2016	5.285817	7.391767	39.84%	0
2015	8.163148	5.285817	-35.25%	0
2014	10.371338	8.163148	-21.29%	0
2013	9.643319	10.371338	7.55%	0
2012*	10.000000	9.643319	-3.57%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.469077	25.068614	22.47%	30
2016	19.523081	20.469077	4.85%	33
2015	20.660505	19.523081	-5.51%	216
2014	21.640361	20.660505	-4.53%	359
2013	14.804131	21.640361	46.18%	309
2012	14.105706	14.804131	4.95%	375
2011	15.194881	14.105706	-7.17%	429

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.702987	11.900512	11.19%	0
2016	10.646409	10.702987	0.53%	0
2015	11.091711	10.646409	-4.01%	0
2014	10.944921	11.091711	1.34%	0
2013	10.054540	10.944921	8.86%	0
2012*	10.000000	10.054540	0.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	20.088954	23.171834	15.35%	0
2016	18.596663	20.088954	8.02%	0
2015	18.853554	18.596663	-1.36%	0
2014	17.738682	18.853554	6.28%	0
2013	13.551987	17.738682	30.89%	0
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.675653	33.668346	9.76%	0
2016	25.274346	30.675653	21.37%	0
2015	27.558398	25.274346	-8.29%	0
2014	26.010792	27.558398	5.95%	0
2013	19.432416	26.010792	33.85%	0
2012	16.867841	19.432416	15.20%	0
2011	18.980584	16.867841	-11.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.252278	11.345501	0.83%	0
2016	11.083310	11.252278	1.52%	0
2015	11.685198	11.083310	-5.15%	0
2014	11.631809	11.685198	0.46%	0
2013	13.068987	11.631809	-11.00%	0
2012	12.515096	13.068987	4.43%	0
2011	11.515422	12.515096	8.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	19.466430	22.775654	17.00%	0
2016	17.681366	19.466430	10.10%	0
2015	19.331441	17.681366	-8.54%	0
2014	17.695858	19.331441	9.24%	0
2013	13.430375	17.695858	31.76%	0
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	23.478135	25.452955	8.41%	0
2016	19.671182	23.478135	19.35%	0
2015	20.552130	19.671182	-4.29%	0
2014	18.180859	20.552130	13.04%	0
2013	14.391585	18.180859	26.33%	0
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.916558	12.368121	13.30%	0
2016	9.671220	10.916558	12.88%	0
2015*	10.000000	9.671220	-3.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.709041	15.160911	10.59%	0
2016	13.578921	13.709041	0.96%	0
2015	14.104162	13.578921	-3.72%	0
2014	14.228110	14.104162	-0.87%	0
2013	12.787002	14.228110	11.27%	0
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.017373	10.432268	4.14%	0
2016	9.129544	10.017373	9.72%	0
2015*	10.000000	9.129544	-8.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.664974	9.701287	0.38%	0
2016	9.699004	9.664974	-0.35%	0
2015*	10.000000	9.699004	-3.01%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.107658	1.08%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.430509	15.685050	8.69%	0
2016	11.318771	14.430509	27.49%	0
2015	12.443046	11.318771	-9.04%	0
2014	12.114296	12.443046	2.71%	0
2013*	10.000000	12.114296	21.14%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.453012	12.814376	11.89%	0
2016	10.221978	11.453012	12.04%	0
2015	10.782383	10.221978	-5.20%	0
2014*	10.000000	10.782383	7.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.537137	34.476786	9.32%	0
2016	25.790893	31.537137	22.28%	0
2015	27.152835	25.790893	-5.02%	0
2014	26.560386	27.152835	2.23%	0
2013	19.408679	26.560386	36.85%	0
2012	17.244189	19.408679	12.55%	0
2011	17.631627	17.244189	-2.20%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	20.721790	24.428828	17.89%	0
2016	19.118654	20.721790	8.39%	0
2015	19.490038	19.118654	-1.91%	0
2014	17.719160	19.490038	9.99%	0
2013	13.833852	17.719160	28.09%	0
2012	12.319551	13.833852	12.29%	0
2011	12.465194	12.319551	-1.17%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	17.635106	21.784301	23.53%	0
2016	16.846347	17.635106	4.68%	0
2015	17.805978	16.846347	-5.39%	0
2014	16.980452	17.805978	4.86%	0
2013	14.450899	16.980452	17.50%	0
2012	13.492625	14.450899	7.10%	0
2011	12.758281	13.492625	5.76%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	17.132190	20.723332	20.96%	0
2016	15.082922	17.132190	13.59%	0
2015	15.910810	15.082922	-5.20%	0
2014	16.147420	15.910810	-1.47%	0
2013	11.202094	16.147420	44.15%	0
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	10.012350	10.072969	0.61%	0
2016	9.449370	10.012350	5.96%	0
2015	9.813950	9.449370	-3.71%	0
2014*	10.000000	9.813950	-1.86%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.911178	11.744118	7.63%	0
2016	11.745142	10.911178	-7.10%	0
2015	12.907897	11.745142	-9.01%	0
2014	13.451938	12.907897	-4.04%	0
2013	11.912626	13.451938	12.92%	0
2012	11.133924	11.912626	6.99%	0
2011	12.115568	11.133924	-8.10%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	11.424120	11.527406	0.90%	0
2016	11.345564	11.424120	0.69%	0
2015	11.717902	11.345564	-3.18%	0
2014	11.640344	11.717902	0.67%	0
2013	11.880370	11.640344	-2.02%	0
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.270040	14.557792	9.70%	0
2016	12.966075	13.270040	2.34%	0
2015	13.403853	12.966075	-3.27%	0
2014	13.225932	13.403853	1.35%	0
2013	12.014391	13.225932	10.08%	0
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.843642	15.653437	13.07%	0
2016	13.453339	13.843642	2.90%	0
2015	13.897602	13.453339	-3.20%	0
2014	13.662755	13.897602	1.72%	0
2013	12.149432	13.662755	12.46%	0
2012	11.049533	12.149432	9.95%	0
2011	11.504162	11.049533	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.513873	17.037179	17.39%	0
2016	14.028942	14.513873	3.46%	0
2015	14.502511	14.028942	-3.27%	0
2014	14.237308	14.502511	1.86%	0
2013	12.058241	14.237308	18.07%	0
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.333688	11.670135	12.93%	0
2016*	10.000000	10.333688	3.34%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.121752	14.298881	-5.44%	0
2016	11.646103	15.121752	29.84%	0
2015	15.111690	11.646103	-22.93%	0
2014	17.813662	15.111690	-15.17%	0
2013	14.754629	17.813662	20.73%	0
2012	14.487013	14.754629	1.85%	0
2011	15.712967	14.487013	-7.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.460428	21.321179	9.56%	0
2016	16.998755	19.460428	14.48%	0
2015	18.253167	16.998755	-6.87%	0
2014	17.302178	18.253167	5.50%	0
2013	13.918119	17.302178	24.31%	0
2012	12.227203	13.918119	13.83%	0
2011	12.490479	12.227203	-2.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.152562	12.648657	13.41%	0
2016*	10.000000	11.152562	11.53%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	19.555256	25.641216	31.12%	0
2016	19.996741	19.555256	-2.21%	0
2015	19.234198	19.996741	3.96%	0
2014	17.816003	19.234198	7.96%	0
2013	13.470168	17.816003	32.26%	0
2012	12.108013	13.470168	11.25%	0
2011	12.453729	12.108013	-2.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.646785	11.779567	1.14%	0
2016	11.461951	11.646785	1.61%	0
2015	11.887102	11.461951	-3.58%	0
2014	11.573071	11.887102	2.71%	0
2013	12.151641	11.573071	-4.76%	0
2012	11.833014	12.151641	2.69%	0
2011	11.366966	11.833014	4.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	32.219463	37.771711	17.23%	0
2016	29.598848	32.219463	8.85%	0
2015	30.939911	29.598848	-4.33%	0
2014	30.005095	30.939911	3.12%	0
2013	22.707816	30.005095	32.14%	0
2012	20.383126	22.707816	11.40%	0
2011	23.510119	20.383126	-13.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	17.209195	21.756741	26.43%	0
2016	18.678583	17.209195	-7.87%	0
2015	18.593943	18.678583	0.46%	0
2014	20.849797	18.593943	-10.82%	0
2013	16.470401	20.849797	26.59%	0
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	23.851156	27.624615	15.82%	0
2016	22.442871	23.851156	6.27%	0
2015	23.838172	22.442871	-5.85%	0
2014	23.013436	23.838172	3.58%	0
2013	18.177199	23.013436	26.61%	0
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.518544	12.544666	8.91%	0
2016	10.464096	11.518544	10.08%	0
2015	11.472935	10.464096	-8.79%	0
2014	11.470700	11.472935	0.02%	0
2013	9.529642	11.470700	20.37%	0
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.535463	14.437733	6.67%	0
2016	12.205437	13.535463	10.90%	0
2015	13.503240	12.205437	-9.61%	0
2014	13.272455	13.503240	1.74%	0
2013	11.977814	13.272455	10.81%	0
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	21.203913	24.862409	17.25%	0
2016	18.787734	21.203913	12.86%	0
2015	20.050496	18.787734	-6.30%	0
2014	18.963298	20.050496	5.73%	0
2013	15.035382	18.963298	26.12%	0
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	29.240222	31.467634	7.62%	0
2016	23.093137	29.240222	26.62%	0
2015	25.640420	23.093137	-9.93%	0
2014	26.215997	25.640420	-2.20%	0
2013	19.786565	26.215997	32.49%	0
2012	17.186991	19.786565	15.13%	0
2011	18.362599	17.186991	-6.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.264396	11.286048	36.56%	0
2016	7.235351	8.264396	14.22%	0
2015	9.254340	7.235351	-21.82%	0
2014*	10.000000	9.254340	-7.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	16.986032	19.278103	13.49%	0
2016	16.295768	16.986032	4.24%	0
2015	17.920353	16.295768	-9.07%	0
2014	20.735639	17.920353	-13.58%	0
2013	17.338815	20.735639	19.59%	0
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.222622	9.142428	-0.87%	0
2016	9.211983	9.222622	0.12%	0
2015	9.898677	9.211983	-6.94%	0
2014*	10.000000	9.898677	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.503999	11.555478	10.01%	0
2016	10.351174	10.503999	1.48%	0
2015	11.301376	10.351174	-8.41%	0
2014	11.179850	11.301376	1.09%	0
2013	10.122600	11.179850	10.44%	0
2012*	10.000000	10.122600	1.23%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.572911	9.652505	0.83%	0
2016	9.890700	9.572911	-3.21%	0
2015	9.985768	9.890700	-0.95%	0
2014	9.810979	9.985768	1.78%	0
2013*	10.000000	9.810979	-1.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.803905	17.054100	23.55%	0
2016	13.912549	13.803905	-0.78%	0
2015	13.657264	13.912549	1.87%	0
2014	12.982933	13.657264	5.19%	0
2013	9.549556	12.982933	35.95%	0
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.786089	14.257735	11.51%	0
2016	11.617461	12.786089	10.06%	0
2015	12.480287	11.617461	-6.91%	0
2014	12.319569	12.480287	1.30%	0
2013	9.860932	12.319569	24.93%	0
2012*	10.000000	9.860932	-1.39%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.895484	15.318998	18.79%	0
2016	13.183709	12.895484	-2.19%	0
2015	13.416798	13.183709	-1.74%	0
2014	12.810876	13.416798	4.73%	0
2013	9.643188	12.810876	32.85%	0
2012*	10.000000	9.643188	-3.57%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.293515	14.141296	15.03%	0
2016	12.973398	12.293515	-5.24%	0
2015	14.555269	12.973398	-10.87%	0
2014	15.798878	14.555269	-7.87%	0
2013	12.982624	15.798878	21.69%	0
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.717857	12.157673	3.75%	0
2016	10.369672	11.717857	13.00%	0
2015	11.404844	10.369672	-9.08%	0
2014	11.508132	11.404844	-0.90%	0
2013	10.709076	11.508132	7.46%	0
2012*	10.000000	10.709076	7.09%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.497155	15.423712	23.42%	0
2016	12.109034	12.497155	3.21%	0
2015	13.215411	12.109034	-8.37%	0
2014	12.597754	13.215411	4.90%	0
2013	9.969214	12.597754	26.37%	0
2012*	10.000000	9.969214	-0.31%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	19.033192	21.868456	14.90%	0
2016	18.758839	19.033192	1.46%	0
2015	19.210459	18.758839	-2.35%	0
2014	18.250146	19.210459	5.26%	0
2013	15.664117	18.250146	16.51%	0
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.633366	9.683315	0.52%	0
2016	9.689733	9.633366	-0.58%	0
2015*	10.000000	9.689733	-3.10%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	25.736500	32.539456	26.43%	0
2016	25.958034	25.736500	-0.85%	0
2015	23.845490	25.958034	8.86%	0
2014	22.605568	23.845490	5.49%	0
2013	17.759331	22.605568	27.29%	0
2012	14.744669	17.759331	20.45%	0
2011	16.291761	14.744669	-9.50%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.558917	21.929287	40.94%	0
2016	14.051217	15.558917	10.73%	0
2015	13.807122	14.051217	1.77%	0
2014	12.983825	13.807122	6.34%	0
2013	9.860882	12.983825	31.67%	0
2012*	10.000000	9.860882	-1.39%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	19.243899	24.482033	27.22%	0
2016	21.209341	19.243899	-9.27%	0
2015	23.915178	21.209341	-11.31%	0
2014	27.977619	23.915178	-14.52%	0
2013	25.173395	27.977619	11.14%	0
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.548050	10.627221	24.32%	0
2016	7.276843	8.548050	17.47%	0
2015	9.360137	7.276843	-22.26%	0
2014*	10.000000	9.360137	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.877187	9.977474	1.02%	0
2016*	10.000000	9.877187	-1.23%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.599796	15.481253	22.87%	0
2016	11.907375	12.599796	5.82%	0
2015	12.512650	11.907375	-4.84%	0
2014	13.909048	12.512650	-10.04%	0
2013	10.127606	13.909048	37.34%	0
2012*	10.000000	10.127606	1.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.791413	27.153478	14.13%	0
2016	21.500337	23.791413	10.66%	0
2015	22.316785	21.500337	-3.66%	0
2014	20.823339	22.316785	7.17%	0
2013	15.790876	20.823339	31.87%	0
2012	14.012835	15.790876	12.69%	0
2011	14.475798	14.012835	-3.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.614202	18.025613	23.34%	0
2016	14.470379	14.614202	0.99%	0
2015	13.995018	14.470379	3.40%	0
2014	14.229577	13.995018	-1.65%	0
2013	11.463720	14.229577	24.13%	0
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.912620	12.350126	24.59%	0
2016	9.629590	9.912620	2.94%	0
2015*	10.000000	9.629590	-3.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.124060	11.456749	2.99%	0
2016	10.804570	11.124060	2.96%	0
2015	11.203349	10.804570	-3.56%	0
2014	10.709874	11.203349	4.61%	0
2013	11.077011	10.709874	-3.31%	0
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	19.747265	21.046745	6.58%	0
2016	18.361276	19.747265	7.55%	0
2015	19.105150	18.361276	-3.89%	0
2014	19.093566	19.105150	0.06%	0
2013	21.517855	19.093566	-11.27%	0
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.107046	9.968427	9.46%	0
2016	8.144734	9.107046	11.82%	0
2015*	10.000000	8.144734	-18.55%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.412546	17.616049	14.30%	0
2016	14.276164	15.412546	7.96%	0
2015	15.813350	14.276164	-9.72%	0
2014	16.603336	15.813350	-4.76%	0
2013	12.941569	16.603336	28.29%	0
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.534549	23.765984	5.46%	0
2016	19.274117	22.534549	16.92%	0
2015	20.740514	19.274117	-7.07%	0
2014	18.882122	20.740514	9.84%	0
2013	14.745507	18.882122	28.05%	0
2012	13.249467	14.745507	11.29%	0
2011	13.557430	13.249467	-2.27%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.444449	15.140939	12.62%	0
2016	12.682177	13.444449	6.01%	14,896
2015	12.913723	12.682177	-1.79%	14,896
2014	12.647730	12.913723	2.10%	14,896
2013	10.548934	12.647730	19.90%	14,896
2012	9.374542	10.548934	12.53%	14,896
2011	9.550328	9.374542	-1.84%	15,989
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	10.038815	10.077066	0.38%	0
2016	10.055386	10.038815	-0.16%	0
2015	10.363680	10.055386	-2.97%	0
2014	10.151330	10.363680	2.09%	0
2013	10.714166	10.151330	-5.25%	0
2012	10.496556	10.714166	2.07%	0
2011	10.208205	10.496556	2.82%	971
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.789795	17.565099	27.38%	0
2016	14.152127	13.789795	-2.56%	0
2015	13.658651	14.152127	3.61%	0
2014	13.791764	13.658651	-0.97%	0
2013	11.024107	13.791764	25.11%	0
2012	9.285619	11.024107	18.72%	0
2011	10.527857	9.285619	-11.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.339386	17.823031	24.29%	0
2016	13.518398	14.339386	6.07%	0
2015	13.061213	13.518398	3.50%	0
2014	12.428017	13.061213	5.09%	0
2013	9.859746	12.428017	26.05%	0
2012	8.636288	9.859746	14.17%	0
2011	9.316805	8.636288	-7.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.783105	15.158802	18.58%	0
2016	11.831699	12.783105	8.04%	0
2015	12.035531	11.831699	-1.69%	0
2014	11.227558	12.035531	7.20%	0
2013	8.682413	11.227558	29.31%	0
2012	7.627081	8.682413	13.84%	0
2011	8.021648	7.627081	-4.92%	1,376

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	20.540887	23.511484	14.46%	0
2016	17.963288	20.540887	14.35%	0
2015	19.758788	17.963288	-9.09%	0
2014	18.652561	19.758788	5.93%	0
2013	14.175664	18.652561	31.58%	0
2012	12.335873	14.175664	14.91%	0
2011	13.015873	12.335873	-5.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.228578	10.630123	15.19%	0
2016	9.214698	9.228578	0.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	16.869480	17.515483	3.83%	0
2016	15.194153	16.869480	11.03%	0
2015	16.042178	15.194153	-5.29%	0
2014	16.085578	16.042178	-0.27%	0
2013	15.447889	16.085578	4.13%	0
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.653223	15.353426	21.34%	0
2016	11.458141	12.653223	10.43%	0
2015	11.924416	11.458141	-3.91%	0
2014	11.506869	11.924416	3.63%	0
2013	8.243425	11.506869	39.59%	0
2012	7.255560	8.243425	13.62%	0
2011	8.444706	7.255560	-14.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.232000	16.383679	15.12%	0
2016	13.289846	14.232000	7.09%	0
2015	13.723097	13.289846	-3.16%	0
2014	12.769122	13.723097	7.47%	0
2013	9.476539	12.769122	34.74%	0
2012	8.749196	9.476539	8.31%	0
2011	9.299831	8.749196	-5.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.716456	13.651365	16.51%	0
2016	11.117027	11.716456	5.39%	0
2015	11.635522	11.117027	-4.46%	0
2014	11.449690	11.635522	1.62%	0
2013	9.093078	11.449690	25.92%	0
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.417420	12.442593	8.98%	0
2016	11.063571	11.417420	3.20%	0
2015	11.498276	11.063571	-3.78%	0
2014	11.336251	11.498276	1.43%	0
2013	10.166593	11.336251	11.50%	0
2012	9.413534	10.166593	8.00%	16,751
2011	9.811122	9.413534	-4.05%	16,751
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.736479	13.218864	12.63%	0
2016	11.244155	11.736479	4.38%	0
2015	11.717858	11.244155	-4.04%	0
2014	11.508610	11.717858	1.82%	0
2013	9.760294	11.508610	17.91%	0
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.647224	11.013680	3.44%	0
2016	10.464718	10.647224	1.74%	0
2015	10.840214	10.464718	-3.46%	0
2014	10.786840	10.840214	0.49%	0
2013	10.570438	10.786840	2.05%	0
2012	10.111823	10.570438	4.54%	0
2011	10.252402	10.111823	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.185868	11.369396	11.62%	0
2016	9.921764	10.185868	2.66%	0
2015	10.660144	9.921764	-6.93%	0
2014	10.719329	10.660144	-0.55%	0
2013*	10.000000	10.719329	7.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.191309	11.675343	14.56%	0
2016	9.865776	10.191309	3.30%	0
2015	10.664917	9.865776	-7.49%	0
2014	10.856494	10.664917	-1.76%	0
2013*	10.000000	10.856494	8.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.606174	12.864786	10.84%	0
2016	11.179991	11.606174	3.81%	0
2015	11.620030	11.179991	-3.79%	0
2014	11.426432	11.620030	1.69%	0
2013	9.973680	11.426432	14.57%	0
2012	9.127320	9.973680	9.27%	0
2011	9.609020	9.127320	-5.01%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.680979	13.413549	14.83%	0
2016	11.162939	11.680979	4.64%	0
2015	11.654370	11.162939	-4.22%	0
2014	11.461122	11.654370	1.69%	0
2013	9.482933	11.461122	20.86%	0
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.242152	12.014762	6.87%	0
2016	10.905091	11.242152	3.09%	0
2015	11.334227	10.905091	-3.79%	0
2014	11.197628	11.334227	1.22%	0
2013	10.350925	11.197628	8.18%	0
2012	9.672804	10.350925	7.01%	0
2011	9.972680	9.672804	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	11.003186	11.148708	1.32%	0
2016	10.774167	11.003186	2.13%	0
2015	11.177269	10.774167	-3.61%	0
2014	10.979595	11.177269	1.80%	0
2013	11.535663	10.979595	-4.82%	0
2012	11.036794	11.535663	4.52%	0
2011	10.681616	11.036794	3.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.777095	11.885577	0.92%	0
2016	11.718269	11.777095	0.50%	0
2015	12.112302	11.718269	-3.25%	0
2014	11.875091	12.112302	2.00%	0
2013	12.466340	11.875091	-4.74%	0
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.311120	11.822008	14.65%	0
2016	9.517985	10.311120	8.33%	0
2015	10.106448	9.517985	-5.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.055760	11.132833	10.71%	0
2016	9.505728	10.055760	5.79%	0
2015	9.949836	9.505728	-4.46%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	21.243774	29.178865	37.35%	0
2016	20.322849	21.243774	4.53%	0
2015	24.947836	20.322849	-18.54%	0
2014	27.212984	24.947836	-8.32%	0
2013	27.863101	27.212984	-2.33%	0
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.492848	10.417792	-0.72%	0
2016	10.709307	10.492848	-2.02%	0
2015	11.024152	10.709307	-2.86%	0
2014	10.840570	11.024152	1.69%	0
2013	11.618343	10.840570	-6.69%	0
2012	11.593332	11.618343	0.22%	0
2011	11.113871	11.593332	4.31%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.897043	7.712832	-2.33%	0
2016	8.119107	7.897043	-2.74%	0
2015	8.348687	8.119107	-2.75%	0
2014	8.584766	8.348687	-2.75%	0
2013	8.827519	8.584766	-2.75%	0
2012	9.077827	8.827519	-2.76%	0
2011	9.333809	9.077827	-2.74%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.459072	9.218796	23.59%	0
2016	7.621119	7.459072	-2.13%	0
2015	8.097502	7.621119	-5.88%	0
2014	8.386889	8.097502	-3.45%	0
2013	7.335633	8.386889	14.33%	0
2012	6.546696	7.335633	12.05%	0
2011	7.479488	6.546696	-12.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.116364	9.824444	21.04%	0
2016	8.301817	8.116364	-2.23%	0
2015	8.656884	8.301817	-4.10%	0
2014	9.488893	8.656884	-8.77%	0
2013	8.062965	9.488893	17.68%	0
2012	7.014049	8.062965	14.95%	0
2011	8.275513	7.014049	-15.24%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.799383	22.805473	15.18%	0
2016	18.596906	19.799383	6.47%	0
2015	19.315645	18.596906	-3.72%	0
2014	18.918703	19.315645	2.10%	0
2013	15.287862	18.918703	23.75%	0
2012	13.564008	15.287862	12.71%	1,534
2011	14.517603	13.564008	-6.57%	1,534
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.340307	15.499532	8.08%	0
2016	13.870453	14.340307	3.39%	0
2015	14.287511	13.870453	-2.92%	0
2014	14.047416	14.287511	1.71%	0
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	0
2011	12.202083	11.972248	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.543257	18.472336	11.66%	0
2016	15.787836	16.543257	4.78%	0
2015	16.321122	15.787836	-3.27%	0
2014	15.951276	16.321122	2.32%	0
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	11.732355	12.059052	2.78%	0
2016	11.569861	11.732355	1.40%	0
2015	11.865623	11.569861	-2.49%	0
2014	11.744262	11.865623	1.03%	0
2013	11.519747	11.744262	1.95%	0
2012	11.263356	11.519747	2.28%	0
2011	11.251313	11.263356	0.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.174695	11.284190	10.90%	0
2016	9.896710	10.174695	2.81%	0
2015	10.517499	9.896710	-5.90%	0
2014	10.555689	10.517499	-0.36%	0
2013*	10.000000	10.555689	5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.230582	11.637923	13.76%	0
2016	9.835408	10.230582	4.02%	0
2015	10.530038	9.835408	-6.60%	0
2014	10.643302	10.530038	-1.06%	0
2013*	10.000000	10.643302	6.43%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.981038	17.552061	9.83%	6,031
2016	15.336179	15.981038	4.20%	6,524
2015	15.822837	15.336179	-3.08%	7,057
2014	15.468802	15.822837	2.29%	7,619
2013	13.638381	15.468802	13.42%	8,165
2012	12.656520	13.638381	7.76%	9,324
2011	13.018902	12.656520	-2.78%	9,953
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.239528	20.698171	13.48%	0
2016	17.287552	18.239528	5.51%	0
2015	17.907152	17.287552	-3.46%	0
2014	17.543881	17.907152	2.07%	0
2013	14.741084	17.543881	19.01%	0
2012	13.325289	14.741084	10.62%	0
2011	13.999057	13.325289	-4.81%	5,229
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.919532	14.784852	6.22%	0
2016	13.539841	13.919532	2.80%	0
2015	13.926996	13.539841	-2.78%	0
2014	13.672807	13.926996	1.86%	0
2013	12.724004	13.672807	7.46%	0
2012	12.110960	12.724004	5.06%	629
2011	12.200977	12.110960	-0.74%	623
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.142166	26.128663	23.59%	0
2016	21.038897	21.142166	0.49%	0
2015	20.638531	21.038897	1.94%	0
2014	19.548352	20.638531	5.58%	0
2013	14.749057	19.548352	32.54%	0
2012	12.807620	14.749057	15.16%	0
2011	13.506022	12.807620	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.912014	11.332429	14.33%	0
2016	9.388964	9.912014	5.57%	0
2015	9.876443	9.388964	-4.94%	0
2014*	10.000000	9.876443	-1.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.497449	12.424843	18.36%	0
2016	9.808184	10.497449	7.03%	0
2015	10.071321	9.808184	-2.61%	0
2014*	10.000000	10.071321	0.71%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.624293	33.358433	12.60%	0
2016	25.321777	29.624293	16.99%	0
2015	26.714894	25.321777	-5.21%	0
2014	25.105343	26.714894	6.41%	0
2013	19.402642	25.105343	29.39%	0
2012	16.984784	19.402642	14.24%	0
2011	17.920119	16.984784	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	12.667586	13.100253	3.42%	0
2016	11.988165	12.667586	5.67%	0
2015	12.694110	11.988165	-5.56%	0
2014	12.565088	12.694110	1.03%	0
2013	13.067368	12.565088	-3.84%	0
2012	11.971291	13.067368	9.16%	0
2011	11.661913	11.971291	2.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	9.001206	10.990027	22.10%	0
2016	9.489620	9.001206	-5.15%	0
2015	9.822325	9.489620	-3.39%	0
2014	10.238565	9.822325	-4.07%	0
2013	8.695253	10.238565	17.75%	0
2012	7.740351	8.695253	12.34%	0
2011	8.806401	7.740351	-12.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.494077	14.889936	19.18%	0
2016	12.236858	12.494077	2.10%	0
2015	13.293678	12.236858	-7.95%	0
2014	15.134350	13.293678	-12.16%	0
2013	12.855995	15.134350	17.72%	0
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	13.045552	16.479051	26.32%	0
2016	13.151678	13.045552	-0.81%	0
2015	13.113194	13.151678	0.29%	0
2014	12.241666	13.113194	7.12%	0
2013	9.364830	12.241666	30.72%	0
2012	8.291891	9.364830	12.94%	0
2011	8.810683	8.291891	-5.89%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.192708	14.673778	11.23%	0
2016	11.689099	13.192708	12.86%	0
2015	12.447477	11.689099	-6.09%	0
2014	11.610202	12.447477	7.21%	0
2013	8.841406	11.610202	31.32%	0
2012	7.731842	8.841406	14.35%	0
2011	8.465881	7.731842	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.133223	16.288727	24.03%	0
2016	12.732524	13.133223	3.15%	0
2015	13.138060	12.732524	-3.09%	0
2014	13.025144	13.138060	0.87%	0
2013	9.662818	13.025144	34.80%	0
2012	8.667409	9.662818	11.48%	0
2011	9.327189	8.667409	-7.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	17.069394	18.898860	10.72%	0
2016	14.924780	17.069394	14.37%	0
2015	15.802905	14.924780	-5.56%	0
2014	13.886251	15.802905	13.80%	0
2013	10.523977	13.886251	31.95%	0
2012	9.301811	10.523977	13.14%	0
2011	9.791644	9.301811	-5.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	18.109584	21.954165	21.23%	0
2016	17.231687	18.109584	5.09%	0
2015	17.625668	17.231687	-2.24%	0
2014	17.675492	17.625668	-0.28%	0
2013	12.625800	17.675492	40.00%	0
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	28.750121	30.409313	5.77%	0
2016	23.532875	28.750121	22.17%	0
2015	25.822560	23.532875	-8.87%	0
2014	24.870237	25.822560	3.83%	0
2013	18.263271	24.870237	36.18%	0
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.753394	29.454249	10.10%	0
2016	22.447184	26.753394	19.18%	0
2015	23.527936	22.447184	-4.59%	0
2014	24.059591	23.527936	-2.21%	0
2013	17.601725	24.059591	36.69%	0
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	18.495619	21.630393	16.95%	0
2016	17.108164	18.495619	8.11%	0
2015	17.476309	17.108164	-2.11%	0
2014	16.071411	17.476309	8.74%	0
2013	12.635230	16.071411	27.20%	0
2012	11.412964	12.635230	10.71%	0
2011	11.690824	11.412964	-2.38%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.280098	12.677129	3.23%	0
2016	11.780708	12.280098	4.24%	0
2015	12.840733	11.780708	-8.26%	0
2014	10.266665	12.840733	25.07%	0
2013	10.279442	10.266665	-0.12%	0
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.548022	15.973305	17.90%	0
2016	12.504928	13.548022	8.34%	0
2015	12.738439	12.504928	-1.83%	0
2014	11.583770	12.738439	9.97%	0
2013*	10.000000	11.583770	15.84%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.231349	9.119963	-1.21%	0
2016	9.260919	9.231349	-0.32%	0
2015	9.555400	9.260919	-3.08%	0
2014	9.777318	9.555400	-2.27%	0
2013	10.043218	9.777318	-2.65%	0
2012	9.976430	10.043218	0.67%	0
2011	10.126320	9.976430	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.761008	15.281648	11.05%	0
2016	11.705846	13.761008	17.56%	0
2015	12.654727	11.705846	-7.50%	0
2014	12.446117	12.654727	1.68%	0
2013*	10.000000	12.446117	24.46%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.563201	14.994708	19.35%	0
2016	12.775059	12.563201	-1.66%	0
2015	13.669999	12.775059	-6.55%	0
2014	15.303479	13.669999	-10.67%	0
2013	13.103093	15.303479	16.79%	0
2012	11.269599	13.103093	16.27%	0
2011	13.232220	11.269599	-14.83%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	25.501925	30.895104	21.15%	0
2016	25.173428	25.501925	1.30%	0
2015	25.630406	25.173428	-1.78%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.566486	8.405787	-1.88%	0
2016	8.701948	8.566486	-1.56%	0
2015	8.931616	8.701948	-2.57%	0
2014	9.128507	8.931616	-2.16%	0
2013	9.329105	9.128507	-2.15%	0
2012	9.171238	9.329105	1.72%	0
2011	9.402725	9.171238	-2.46%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.872134	25.192932	15.18%	0
2016	20.470086	21.872134	6.85%	0
2015	21.146995	20.470086	-3.20%	0
2014	19.699739	21.146995	7.35%	0
2013	14.720900	19.699739	33.82%	0
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.514411	31.176308	32.58%	0
2016	24.215580	23.514411	-2.90%	0
2015	24.018368	24.215580	0.82%	0
2014	24.200060	24.018368	-0.75%	0
2013	19.595089	24.200060	23.50%	0
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.582873	9.882670	3.13%	0
2016	9.272178	9.582873	3.35%	0
2015	9.778066	9.272178	-5.17%	0
2014	9.810141	9.778066	-0.33%	0
2013	10.124727	9.810141	-3.11%	0
2012*	10.000000	10.124727	1.25%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.486342	10.436418	22.98%	0
2016	8.969200	8.486342	-5.38%	0
2015	8.945039	8.969200	0.27%	0
2014*	10.000000	8.945039	-10.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	20.268727	22.992474	13.44%	0
2016	18.724618	20.268727	8.25%	0
2015	18.673950	18.724618	0.27%	0
2014	17.393003	18.673950	7.36%	0
2013	13.606751	17.393003	27.83%	0
2012	11.999343	13.606751	13.40%	0
2011	12.376877	11.999343	-3.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	29.096655	32.235341	10.79%	0
2016	25.423990	29.096655	14.45%	0
2015	27.839571	25.423990	-8.68%	0
2014	25.638692	27.839571	8.58%	0
2013	18.747322	25.638692	36.76%	0
2012	16.383631	18.747322	14.43%	0
2011	17.257281	16.383631	-5.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.703193	10.699711	10.27%	0
2016	8.836401	9.703193	9.81%	0
2015	10.005705	8.836401	-11.69%	0
2014	10.242084	10.005705	-2.31%	0
2013	10.520224	10.242084	-2.64%	0
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.041823	10.721601	6.77%	0
2016	9.119963	10.041823	10.11%	0
2015	9.605032	9.119963	-5.05%	0
2014*	10.000000	9.605032	-3.95%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.891845	10.653281	7.70%	0
2016	9.883819	9.891845	0.08%	0
2015	10.948941	9.883819	-9.73%	0
2014	11.224773	10.948941	-2.46%	0
2013	12.353434	11.224773	-9.14%	0
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.227049	10.071118	-1.52%	0
2016	10.379984	10.227049	-1.47%	0
2015	10.651267	10.379984	-2.55%	0
2014	10.871110	10.651267	-2.02%	0
2013	11.204537	10.871110	-2.98%	0
2012	10.895714	11.204537	2.83%	0
2011	11.091175	10.895714	-1.76%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.015092	9.964948	-0.50%	0
2016*	10.000000	10.015092	0.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.909097	10.101569	1.94%	0
2016	9.931938	9.909097	-0.23%	0
2015	10.178624	9.931938	-2.42%	0
2014	10.047724	10.178624	1.30%	0
2013	10.548416	10.047724	-4.75%	0
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.154307	11.54%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.271555	13.077304	27.32%	0
2016*	10.000000	10.271555	2.72%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.320389	17.629926	23.11%	0
2016	15.094588	14.320389	-5.13%	0
2015	15.499776	15.094588	-2.61%	0
2014	17.097001	15.499776	-9.34%	0
2013	13.726912	17.097001	24.55%	0
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.336065	31.370269	23.82%	0
2016	29.177264	25.336065	-13.17%	0
2015	26.675744	29.177264	9.38%	0
2014	20.902851	26.675744	27.62%	0
2013	14.280110	20.902851	46.38%	0
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.229323	6.892467	-4.66%	0
2016	5.183035	7.229323	39.48%	0
2015	8.030183	5.183035	-35.46%	0
2014	10.238440	8.030183	-21.57%	0
2013	9.545243	10.238440	7.26%	0
2012*	10.000000	9.545243	-4.55%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.374041	7.050049	-4.39%	0
2016	5.275845	7.374041	39.77%	0
2015	8.151954	5.275845	-35.28%	0
2014	10.362448	8.151954	-21.33%	0
2013	9.640010	10.362448	7.49%	0
2012*	10.000000	9.640010	-3.60%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.341858	24.900048	22.41%	0
2016	19.411688	20.341858	4.79%	0
2015	20.553192	19.411688	-5.55%	0
2014	21.539034	20.553192	-4.58%	0
2013	14.742376	21.539034	46.10%	0
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.677377	11.865956	11.13%	0
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.948275	22.997784	15.29%	0
2016	18.475905	19.948275	7.97%	0
2015	18.740763	18.475905	-1.41%	0
2014	17.641638	18.740763	6.23%	0
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.460764	33.415361	9.70%	0
2016	25.110173	30.460764	21.31%	0
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.171566	11.258355	0.78%	0
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
2013	13.001950	11.566206	-11.04%	0
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	19.330112	22.604579	16.94%	0
2016	17.566558	19.330112	10.04%	0
2015	19.215807	17.566558	-8.58%	0
2014	17.599057	19.215807	9.19%	0
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	23.337735	25.287772	8.36%	0
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
2013	14.334962	18.100019	26.26%	0
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.907199	12.351177	13.24%	0
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.655098	15.093503	10.53%	0
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.008784	10.417973	4.09%	0
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.656697	9.688002	0.32%	0
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.104214	1.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.403341	15.647493	8.64%	0
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.437326	12.790257	11.83%	0
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.316331	34.217833	9.27%	0
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
2013	19.312437	26.415125	36.78%	0
2012	17.167519	19.312437	12.49%	0
2011	17.562244	17.167519	-2.25%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	20.576755	24.245424	17.83%	0
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	17.511645	21.620713	23.46%	0
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
2013	14.379243	16.887578	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	17.012206	20.567650	20.90%	0
2016	14.984962	17.012206	13.53%	0
2015	15.815606	14.984962	-5.25%	0
2014	16.059062	15.815606	-1.52%	0
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.998641	10.054026	0.55%	0
2016	9.441256	9.998641	5.90%	0
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.834750	11.655875	7.58%	0
2016	11.668854	10.834750	-7.15%	0
2015	12.830667	11.668854	-9.05%	0
2014	13.378350	12.830667	-4.09%	0
2013	11.853544	13.378350	12.86%	0
2012	11.084423	11.853544	6.94%	0
2011	12.067895	11.084423	-8.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	11.344142	11.440841	0.85%	0
2016	11.271918	11.344142	0.64%	0
2015	11.647826	11.271918	-3.23%	0
2014	11.576676	11.647826	0.61%	0
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.190725	14.463370	9.65%	0
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.760823	15.551817	13.02%	0
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.427091	16.926637	17.33%	0
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.330169	11.660184	12.88%	0
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	15.031245	14.205998	-5.49%	0
2016	11.582343	15.031245	29.78%	0
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
2013	14.696536	17.734410	20.67%	0
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.324148	21.161009	9.51%	0
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
2013	13.849083	17.207514	24.25%	0
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.148777	12.637880	13.36%	0
2016*	10.000000	11.148777	11.49%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	19.418351	25.448663	31.05%	0
2016	19.866938	19.418351	-2.26%	0
2015	19.119173	19.866938	3.91%	0
2014	17.718577	19.119173	7.90%	0
2013	13.403393	17.718577	32.19%	0
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.565279	11.691130	1.09%	0
2016	11.387571	11.565279	1.56%	0
2015	11.816038	11.387571	-3.63%	0
2014	11.509795	11.816038	2.66%	0
2013	12.091408	11.509795	-4.81%	0
2012	11.780440	12.091408	2.64%	0
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	31.993858	37.488023	17.17%	0
2016	29.406670	31.993858	8.80%	0
2015	30.754840	29.406670	-4.38%	0
2014	29.840967	30.754840	3.06%	0
2013	22.595215	29.840967	32.07%	0
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	17.088676	21.593300	26.36%	0
2016	18.557280	17.088676	-7.91%	0
2015	18.482697	18.557280	0.40%	0
2014	20.735722	18.482697	-10.87%	0
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	23.684100	27.417077	15.76%	0
2016	22.297117	23.684100	6.22%	0
2015	23.695549	22.297117	-5.90%	0
2014	22.887514	23.695549	3.53%	0
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.467333	12.482486	8.85%	0
2016	10.422914	11.467333	10.02%	0
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.461406	14.351392	6.61%	0
2016	12.144873	13.461406	10.84%	0
2015	13.443157	12.144873	-9.66%	0
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	21.055449	24.675678	17.19%	0
2016	18.665767	21.055449	12.80%	0
2015	19.930590	18.665767	-6.35%	0
2014	18.859588	19.930590	5.68%	0
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	29.035427	31.231221	7.56%	0
2016	22.943148	29.035427	26.55%	0
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
2013	19.688406	26.072543	32.43%	0
2012	17.110551	19.688406	15.07%	0
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.253065	11.264793	36.49%	0
2016	7.229138	8.253065	14.16%	0
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	16.867044	19.133253	13.44%	0
2016	16.189921	16.867044	4.18%	0
2015	17.813118	16.189921	-9.11%	0
2014	20.622174	17.813118	-13.62%	0
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.209968	9.125211	-0.92%	0
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.478819	11.521867	9.95%	0
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.554884	9.629384	0.78%	0
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.770753	17.004429	23.48%	0
2016	13.886258	13.770753	-0.83%	0
2015	13.638468	13.886258	1.82%	0
2014	12.971739	13.638468	5.14%	0
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.755461	14.216297	11.45%	0
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.864505	15.274376	18.73%	0
2016	13.158788	12.864505	-2.24%	0
2015	13.398321	13.158788	-1.79%	0
2014	12.799835	13.398321	4.68%	0
2013	9.639823	12.799835	32.78%	0
2012*	10.000000	9.639823	-3.60%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.245158	14.078455	14.97%	0
2016	12.928999	12.245158	-5.29%	0
2015	14.512924	12.928999	-10.91%	0
2014	15.761022	14.512924	-7.92%	0
2013	12.958181	15.761022	21.63%	0
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.689778	12.122322	3.70%	0
2016	10.350119	11.689778	12.94%	0
2015	11.389199	10.350119	-9.12%	0
2014	11.498254	11.389199	-0.95%	0
2013	10.705396	11.498254	7.41%	0
2012*	10.000000	10.705396	7.05%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.467211	15.378860	23.35%	0
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	18.899897	21.704194	14.84%	0
2016	18.637026	18.899897	1.41%	0
2015	19.095541	18.637026	-2.40%	0
2014	18.150293	19.095541	5.21%	0
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.625113	9.670050	0.47%	0
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	25.556324	32.295093	26.37%	0
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
2013	17.671304	22.481949	27.22%	0
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.521570	21.865453	40.87%	0
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	19.109080	24.298065	27.15%	0
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.536326	10.607223	24.26%	0
2016	7.270589	8.536326	17.41%	0
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.873826	9.968970	0.96%	0
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.569598	15.436236	22.81%	0
2016	11.884934	12.569598	5.76%	0
2015	12.495492	11.884934	-4.89%	0
2014	13.897130	12.495492	-10.09%	0
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.624819	26.949526	14.07%	0
2016	21.360745	23.624819	10.60%	0
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.564225	17.954770	23.28%	0
2016	14.428295	14.564225	0.94%	0
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.903641	12.332622	24.53%	0
2016	9.625801	9.903641	2.89%	0
2015*	10.000000	9.625801	-3.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	11.046100	11.370623	2.94%	0
2016	10.734352	11.046100	2.90%	0
2015	11.136284	10.734352	-3.61%	0
2014	10.651238	11.136284	4.55%	0
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	19.605698	20.885143	6.53%	0
2016	18.238998	19.605698	7.49%	0
2015	18.987684	18.238998	-3.94%	0
2014	18.985940	18.987684	0.01%	0
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.099253	9.954803	9.40%	0
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.363797	17.551348	14.24%	0
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.445897	23.660353	5.41%	0
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
2013	14.717743	18.836864	27.99%	0
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.370906	15.050403	12.56%	764
2016	12.619269	13.370906	5.96%	851
2015	12.856279	12.619269	-1.84%	930
2014	12.597934	12.856279	2.05%	1,007
2013	10.512811	12.597934	19.83%	334
2012	9.347262	10.512811	12.47%	8,033
2011	9.527413	9.347262	-1.89%	8,322
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.983894	10.016813	0.33%	1,119
2016	10.005496	9.983894	-0.22%	1,084
2015	10.317560	10.005496	-3.02%	1,153
2014	10.111357	10.317560	2.04%	1,202
2013	10.677472	10.111357	-5.30%	391
2012	10.466013	10.677472	2.02%	7,743
2011	10.183718	10.466013	2.77%	7,394
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.714330	17.460016	27.31%	0
2016	14.081903	13.714330	-2.61%	0
2015	13.597858	14.081903	3.56%	0
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.260879	17.716362	24.23%	0
2016	13.451292	14.260879	6.02%	0
2015	13.003065	13.451292	3.45%	0
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.719713	15.075907	18.52%	801
2016	11.779077	12.719713	7.99%	940
2015	11.988163	11.779077	-1.74%	1,027
2014	11.189124	11.988163	7.14%	1,136
2013	8.657138	11.189124	29.25%	400
2012	7.608789	8.657138	13.78%	10,072
2011	8.006521	7.608789	-4.97%	10,471

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	20.397070	23.334892	14.40%	0
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
2013	14.105376	18.550540	31.51%	0
2012	12.281047	14.105376	14.85%	0
2011	12.964673	12.281047	-5.27%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.221629	10.616668	15.13%	0
2016	9.212477	9.221629	0.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	16.751427	17.384002	3.78%	0
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.596897	15.277261	21.28%	0
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
2013	8.223614	11.473316	39.52%	0
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.168681	16.302438	15.06%	0
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
2013	9.453792	12.731911	34.68%	0
2012	8.732701	9.453792	8.26%	0
2011	9.287067	8.732701	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.664376	13.583736	16.45%	0
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.366648	12.380933	8.92%	0
2016	11.020024	11.366648	3.15%	0
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.684297	13.153361	12.57%	0
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.599860	10.959062	3.39%	0
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	9,948
2012	10.092777	10.545087	4.48%	9,948
2011	10.238350	10.092777	-1.42%	9,948
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.166707	11.342191	11.56%	0
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.172106	11.647376	14.50%	0
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.554588	12.801049	10.79%	0
2016	11.136019	11.554588	3.76%	0
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.629035	13.347052	14.77%	0
2016	11.118998	11.629035	4.59%	0
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.192214	11.955261	6.82%	0
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.954271	11.093456	1.27%	0
2016	10.731772	10.954271	2.07%	0
2015	11.139016	10.731772	-3.66%	0
2014	10.947658	11.139016	1.75%	0
2013	11.508013	10.947658	-4.87%	0
2012	11.016021	11.508013	4.47%	0
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.724704	11.826647	0.87%	0
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.295422	11.797965	14.59%	0
2016	9.508368	10.295422	8.28%	0
2015	10.101429	9.508368	-5.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.040458	11.110194	10.65%	0
2016	9.496130	10.040458	5.73%	0
2015	9.944909	9.496130	-4.51%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	21.095014	28.959710	37.28%	0
2016	20.190887	21.095014	4.48%	0
2015	24.798604	20.190887	-18.58%	0
2014	27.064117	24.798604	-8.37%	0
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.419336	10.339504	-0.77%	0
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
2013	11.560693	10.781225	-6.74%	0
2012	11.541747	11.560693	0.16%	0
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.840732	7.653907	-2.38%	0
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
2013	8.782623	8.536715	-2.80%	0
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.425949	9.173144	23.53%	0
2016	7.591160	7.425949	-2.18%	0
2015	8.069825	7.591160	-5.93%	0
2014	8.362511	8.069825	-3.50%	0
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.071918	9.765630	20.98%	0
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.660670	22.634105	15.12%	0
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.283888	15.430631	8.03%	0
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.478180	18.390240	11.60%	0
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	11.650222	11.968491	2.73%	0
2016	11.494770	11.650222	1.35%	0
2015	11.794682	11.494770	-2.54%	0
2014	11.680051	11.794682	0.98%	0
2013	11.462657	11.680051	1.90%	7,445
2012	11.213319	11.462657	2.22%	7,445
2011	11.207072	11.213319	0.06%	7,445
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.155527	11.257151	10.85%	0
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.211311	11.610056	13.70%	0
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.869077	17.420168	9.77%	0
2016	15.236554	15.869077	4.15%	0
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
2013	13.570711	15.384138	13.36%	0
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	18.111804	20.542703	13.42%	0
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
2013	14.667970	17.447894	18.95%	8,427
2012	13.266031	14.667970	10.57%	8,427
2011	13.943954	13.266031	-4.86%	12,950
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.822035	14.673779	6.16%	0
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	21.059052	26.012615	23.52%	0
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
2013	14.721296	19.501541	32.47%	0
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.899476	11.312295	14.27%	0
2016	9.381897	9.899476	5.52%	0
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.484178	12.402771	18.30%	0
2016	9.800798	10.484178	6.97%	0
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.416796	33.107800	12.55%	0
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	12.578949	13.001926	3.36%	0
2016	11.910382	12.578949	5.61%	0
2015	12.618235	11.910382	-5.61%	0
2014	12.496407	12.618235	0.97%	0
2013	13.002609	12.496407	-3.89%	0
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.961208	10.935593	22.03%	0
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
2013	8.674427	10.208791	17.69%	0
2012	7.725792	8.674427	12.28%	0
2011	8.794338	7.725792	-12.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.406597	14.778104	19.11%	0
2016	12.157400	12.406597	2.05%	0
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	0
2013	12.792227	15.051552	17.66%	0
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.987504	16.397314	26.25%	0
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
2013	9.342327	12.205975	30.65%	0
2012	8.276240	9.342327	12.88%	0
2011	8.798578	8.276240	-5.94%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.134034	14.601034	11.17%	0
2016	11.643087	13.134034	12.81%	0
2015	12.404860	11.643087	-6.14%	0
2014	11.576407	12.404860	7.16%	0
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.074863	16.208025	23.96%	0
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.993522	18.805218	10.66%	0
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.982792	21.789290	21.17%	0
2016	17.119811	17.982792	5.04%	0
2015	17.520256	17.119811	-2.29%	0
2014	17.578827	17.520256	-0.33%	0
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	28.548811	30.180901	5.72%	0
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.566098	29.233041	10.04%	0
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
2013	17.514474	23.928023	36.62%	0
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	18.366062	21.467878	16.89%	0
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
2013	12.572539	15.983452	27.13%	0
2012	11.362198	12.572539	10.65%	0
2011	11.644800	11.362198	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.225488	12.614290	3.18%	0
2016	11.734323	12.225488	4.19%	0
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
2013	10.254766	10.236747	-0.18%	0
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.522520	15.935071	17.84%	0
2016	12.487782	13.522520	8.29%	0
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.190313	9.074752	-1.26%	0
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.735105	15.245068	10.99%	0
2016	11.689805	13.735105	17.50%	0
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.513765	14.928047	19.29%	0
2016	12.731319	12.513765	-1.71%	0
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	25.319038	30.657820	21.09%	0
2016	25.005713	25.319038	1.25%	0
2015	25.472734	25.005713	-1.83%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.506483	8.342623	-1.93%	0
2016	8.645441	8.506483	-1.61%	0
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.718972	25.003686	15.12%	0
2016	20.337167	21.718972	6.79%	0
2015	21.020485	20.337167	-3.25%	0
2014	19.591962	21.020485	7.29%	0
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.349709	30.942090	32.52%	0
2016	24.058317	23.349709	-2.95%	0
2015	23.874655	24.058317	0.77%	0
2014	24.067630	23.874655	-0.80%	0
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.562280	9.856394	3.08%	0
2016	9.257006	9.562280	3.30%	0
2015	9.767096	9.257006	-5.22%	0
2014	9.804185	9.767096	-0.38%	0
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.474714	10.416765	22.92%	0
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	20.126805	22.819776	13.38%	0
2016	18.603051	20.126805	8.19%	0
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
2013	13.539266	17.297860	27.76%	0
2012	11.945976	13.539266	13.34%	0
2011	12.328168	11.945976	-3.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	28.892886	31.993179	10.73%	0
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
2013	18.654335	25.498415	36.69%	0
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.679949	10.668615	10.21%	0
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.028052	10.701400	6.71%	0
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.852929	10.605935	7.64%	0
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.186790	10.026320	-1.58%	0
2016	10.344440	10.186790	-1.52%	0
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.011643	9.956419	-0.55%	0
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.880298	10.067043	1.89%	0
2016	9.908150	9.880298	-0.28%	0
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
2013	10.539384	10.033962	-4.80%	0
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.150513	11.51%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.269137	13.067541	27.25%	0
2016*	10.000000	10.269137	2.69%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.220103	17.497498	23.05%	0
2016	14.996571	14.220103	-5.18%	0
2015	15.407054	14.996571	-2.66%	0
2014	17.003468	15.407054	-9.39%	0
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.249518	31.247083	23.75%	0
2016	29.092509	25.249518	-13.21%	0
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.211989	6.872416	-4.71%	0
2016	5.173250	7.211989	39.41%	0
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.356324	7.029509	-4.44%	0
2016	5.265872	7.356324	39.70%	0
2015	8.140753	5.265872	-35.31%	0
2014	10.353549	8.140753	-21.37%	0
2013	9.636679	10.353549	7.44%	0
2012*	10.000000	9.636679	-3.63%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.215442	24.732619	22.35%	0
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.651755	11.831401	11.07%	0
2016	10.606335	10.651755	0.43%	0
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
2013	10.047648	10.926177	8.74%	0
2012*	10.000000	10.047648	0.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.808526	22.824959	15.23%	0
2016	18.355889	19.808526	7.91%	0
2015	18.628607	18.355889	-1.46%	0
2014	17.545076	18.628607	6.18%	0
2013	13.417858	17.545076	30.76%	0
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.247427	33.164317	9.64%	0
2016	24.947107	30.247427	21.25%	0
2015	27.229607	24.947107	-8.38%	0
2014	25.726932	27.229607	5.84%	0
2013	19.240120	25.726932	33.72%	0
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.091400	11.171831	0.73%	0
2016	10.936072	11.091400	1.42%	0
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
2013	12.935243	11.500928	-11.09%	0
2012	12.399799	12.935243	4.32%	1,613
2011	11.421046	12.399799	8.57%	1,477
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	19.194685	22.434701	16.88%	0
2016	17.452425	19.194685	9.98%	0
2015	19.100791	17.452425	-8.63%	0
2014	17.502713	19.100791	9.13%	0
2013	13.297445	17.502713	31.62%	0
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	23.198135	25.123626	8.30%	0
2016	19.456527	23.198135	19.23%	0
2015	20.348797	19.456527	-4.38%	0
2014	18.019510	20.348797	12.93%	0
2013	14.278533	18.019510	26.20%	0
2012	12.646237	14.278533	12.91%	1,498
2011	13.127160	12.646237	-3.66%	1,658

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.897864	12.334268	13.18%	0
2016	9.664562	10.897864	12.76%	0
2015*	10.000000	9.664562	-3.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.601351	15.026389	10.48%	0
2016	13.486078	13.601351	0.85%	0
2015	14.022151	13.486078	-3.82%	0
2014	14.159939	14.022151	-0.97%	0
2013	12.738832	14.159939	11.16%	0
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	10.000207	10.403710	4.03%	0
2016	9.123264	10.000207	9.61%	0
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.648414	9.674736	0.27%	0
2016	9.692328	9.648414	-0.45%	0
2015*	10.000000	9.692328	-3.08%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.100763	1.01%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.376208	15.610016	8.58%	0
2016	11.287750	14.376208	27.36%	0
2015	12.421712	11.287750	-9.13%	0
2014	12.105982	12.421712	2.61%	0
2013*	10.000000	12.105982	21.06%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.421645	12.766176	11.77%	0
2016	10.204450	11.421645	11.93%	0
2015	10.774972	10.204450	-5.29%	0
2014*	10.000000	10.774972	7.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	31.096970	33.960723	9.21%	0
2016	25.457008	31.096970	22.15%	0
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
2013	19.216619	26.270556	36.71%	0
2012	17.091152	19.216619	12.44%	0
2011	17.493101	17.091152	-2.30%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	20.432548	24.063163	17.77%	0
2016	18.871137	20.432548	8.27%	0
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
2013	13.696965	17.525788	27.95%	0
2012	12.210229	13.696965	12.18%	1,501
2011	12.367268	12.210229	-1.27%	1,703
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	17.388929	21.458202	23.40%	0
2016	16.628230	17.388929	4.57%	0
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
2013	14.307877	16.795122	17.38%	0
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	16.892980	20.413036	20.84%	0
2016	14.887578	16.892980	13.47%	0
2015	15.720917	14.887578	-5.30%	0
2014	15.971149	15.720917	-1.57%	0
2013	11.091185	15.971149	44.00%	0
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.984909	10.035068	0.50%	0
2016	9.433136	9.984909	5.85%	0
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.758815	11.568247	7.52%	0
2016	11.593037	10.758815	-7.20%	0
2015	12.753841	11.593037	-9.10%	0
2014	13.305082	12.753841	-4.14%	0
2013	11.794689	13.305082	12.81%	0
2012	11.035075	11.794689	6.88%	0
2011	12.020349	11.035075	-8.20%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	11.264648	11.354840	0.80%	0
2016	11.198670	11.264648	0.59%	0
2015	11.578089	11.198670	-3.28%	0
2014	11.513297	11.578089	0.56%	0
2013	11.762793	11.513297	-2.12%	0
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.111783	14.369435	9.59%	0
2016	12.824590	13.111783	2.24%	0
2015	13.271241	12.824590	-3.37%	0
2014	13.108541	13.271241	1.24%	0
2013	11.920013	13.108541	9.97%	0
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.678504	15.450866	12.96%	0
2016	13.306502	13.678504	2.80%	0
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
2013	12.053994	13.541487	12.34%	0
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.340762	16.816731	17.27%	0
2016	13.875833	14.340762	3.35%	0
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
2013	11.963496	14.110938	17.95%	0
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.326658	11.650246	12.82%	0
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	14.941271	14.113736	-5.54%	0
2016	11.518918	14.941271	29.71%	0
2015	14.962068	11.518918	-23.01%	0
2014	17.655476	14.962068	-15.26%	0
2013	14.638652	17.655476	20.61%	0
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.188768	21.001985	9.45%	0
2016	16.778652	19.188768	14.36%	0
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
2013	13.780359	17.113328	24.19%	0
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.144978	12.627107	13.30%	0
2016*	10.000000	11.144978	11.45%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	19.282300	25.257414	30.99%	0
2016	19.737859	19.282300	-2.31%	0
2015	19.004730	19.737859	3.86%	0
2014	17.621578	19.004730	7.85%	0
2013	13.336874	17.621578	32.13%	0
2012	12.000554	13.336874	11.14%	1,508
2011	12.355870	12.000554	-2.88%	1,705
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.484189	11.603209	1.04%	0
2016	11.313537	11.484189	1.51%	0
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
2013	12.031386	11.446764	-4.86%	0
2012	11.728008	12.031386	2.59%	0
2011	11.277651	11.728008	3.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	31.769728	37.206320	17.11%	0
2016	29.215641	31.769728	8.74%	0
2015	30.570788	29.215641	-4.43%	0
2014	29.677652	30.570788	3.01%	0
2013	22.483110	29.677652	32.00%	0
2012	20.202239	22.483110	11.29%	0
2011	23.325437	20.202239	-13.39%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	16.968921	21.430980	26.30%	0
2016	18.436690	16.968921	-7.96%	0
2015	18.372052	18.436690	0.35%	0
2014	20.622203	18.372052	-10.91%	0
2013	16.307363	20.622203	26.46%	0
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	23.518107	27.210966	15.70%	0
2016	22.152214	23.518107	6.17%	0
2015	23.553679	22.152214	-5.95%	0
2014	22.762183	23.553679	3.48%	0
2013	17.997234	22.762183	26.48%	0
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.416322	12.420589	8.80%	0
2016	10.381873	11.416322	9.96%	0
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
2013	9.483976	11.404023	20.25%	0
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.387752	14.265528	6.56%	0
2016	12.084632	13.387752	10.78%	0
2015	13.383363	12.084632	-9.70%	0
2014	13.168160	13.383363	1.63%	0
2013	11.895920	13.168160	10.69%	0
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	20.907878	24.490169	17.13%	0
2016	18.544451	20.907878	12.74%	0
2015	19.811233	18.544451	-6.39%	0
2014	18.756282	19.811233	5.62%	0
2013	14.886544	18.756282	25.99%	0
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	28.832064	30.996574	7.51%	0
2016	22.794135	28.832064	26.49%	0
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
2013	19.590759	25.929887	32.36%	0
2012	17.034455	19.590759	15.01%	0
2011	18.218332	17.034455	-6.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.241734	11.243566	36.42%	0
2016	7.222913	8.241734	14.11%	0
2015	9.247957	7.222913	-21.90%	0
2014*	10.000000	9.247957	-7.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	16.748849	18.989438	13.38%	0
2016	16.084719	16.748849	4.13%	0
2015	17.706473	16.084719	-9.16%	0
2014	20.509280	17.706473	-13.67%	0
2013	17.167175	20.509280	19.47%	0
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.197329	9.107997	-0.97%	0
2016	9.196152	9.197329	0.01%	0
2015	9.891841	9.196152	-7.03%	0
2014*	10.000000	9.891841	-1.08%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.453696	11.488353	9.90%	0
2016	10.312188	10.453696	1.37%	0
2015	11.270417	10.312188	-8.50%	0
2014	11.160699	11.270417	0.98%	0
2013	10.115661	11.160699	10.33%	0
2012*	10.000000	10.115661	1.16%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.536887	9.606329	0.73%	0
2016	9.863589	9.536887	-3.31%	0
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0
2013*	10.000000	9.804241	-1.96%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.737675	16.954882	23.42%	0
2016	13.860009	13.737675	-0.88%	0
2015	13.619691	13.860009	1.76%	0
2014	12.960546	13.619691	5.09%	0
2013	9.542897	12.960546	35.81%	0
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.724891	14.174949	11.40%	0
2016	11.573727	12.724891	9.95%	0
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
2013	9.854172	12.298480	24.80%	0
2012*	10.000000	9.854172	-1.46%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.833625	15.229900	18.67%	0
2016	13.133931	12.833625	-2.29%	0
2015	13.379896	13.133931	-1.84%	0
2014	12.788804	13.379896	4.62%	0
2013	9.636471	12.788804	32.71%	0
2012*	10.000000	9.636471	-3.64%	2,177

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.196952	14.015839	14.91%	0
2016	12.884716	12.196952	-5.34%	0
2015	14.470666	12.884716	-10.96%	0
2014	15.723221	14.470666	-7.97%	0
2013	12.933754	15.723221	21.57%	0
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.661776	12.087074	3.65%	0
2016	10.330624	11.661776	12.89%	0
2015	11.373597	10.330624	-9.17%	0
2014	11.488410	11.373597	-1.00%	0
2013	10.701726	11.488410	7.35%	0
2012*	10.000000	10.701726	7.02%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.437322	15.334137	23.29%	0
2016	12.063433	12.437322	3.10%	0
2015	13.179193	12.063433	-8.47%	0
2014	12.576162	13.179193	4.80%	0
2013	9.962370	12.576162	26.24%	0
2012*	10.000000	9.962370	-0.38%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	18.767521	21.541116	14.78%	0
2016	18.515978	18.767521	1.36%	0
2015	18.981274	18.515978	-2.45%	0
2014	18.050970	18.981274	5.15%	0
2013	15.509102	18.050970	16.39%	0
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.616868	9.656818	0.42%	0
2016	9.683067	9.616868	-0.68%	0
2015*	10.000000	9.683067	-3.17%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	25.377233	32.052339	26.30%	0
2016	25.621949	25.377233	-0.96%	0
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0
2013	17.583572	22.358839	27.16%	0
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.484318	21.801806	40.80%	0
2016	13.998188	15.484318	10.62%	0
2015	13.769177	13.998188	1.66%	0
2014	12.961465	13.769177	6.23%	0
2013	9.854009	12.961465	31.53%	0
2012*	10.000000	9.854009	-1.46%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	18.975150	24.115398	27.09%	0
2016	20.934619	18.975150	-9.36%	0
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
2013	24.924190	27.672179	11.03%	0
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.524629	10.587259	24.20%	0
2016	7.264344	8.524629	17.35%	0
2015	9.353698	7.264344	-22.34%	0
2014*	10.000000	9.353698	-6.46%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.870473	9.960481	0.91%	0
2016*	10.000000	9.870473	-1.30%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.539476	15.391353	22.74%	0
2016	11.862540	12.539476	5.71%	0
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0
2013	10.120669	13.885236	37.20%	0
2012*	10.000000	10.120669	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.459287	26.746993	14.01%	0
2016	21.221965	23.459287	10.54%	0
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
2013	15.634583	20.596062	31.73%	0
2012	13.888456	15.634583	12.57%	0
2011	14.362053	13.888456	-3.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.514435	17.884213	23.22%	0
2016	14.386342	14.514435	0.89%	0
2015	13.928054	14.386342	3.29%	0
2014	14.176074	13.928054	-1.75%	0
2013	11.432369	14.176074	24.00%	0
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.894679	12.315142	24.46%	0
2016	9.622014	9.894679	2.83%	0
2015*	10.000000	9.622014	-3.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	10.968717	11.285171	2.89%	0
2016	10.664626	10.968717	2.85%	0
2015	11.069639	10.664626	-3.66%	0
2014	10.592940	11.069639	4.50%	0
2013	10.967350	10.592940	-3.41%	0
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	19.465001	20.724634	6.47%	0
2016	18.117402	19.465001	7.44%	0
2015	18.870811	18.117402	-3.99%	0
2014	18.878789	18.870811	-0.04%	0
2013	21.297721	18.878789	-11.36%	0
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.091448	9.941162	9.35%	0
2016	8.139126	9.091448	11.70%	0
2015*	10.000000	8.139126	-18.61%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.315145	17.486789	14.18%	0
2016	14.200506	15.315145	7.85%	0
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0
2013	12.912787	16.549380	28.16%	0
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.357603	23.555184	5.36%	0
2016	19.142396	22.357603	16.80%	0
2015	20.619984	19.142396	-7.17%	0
2014	18.791711	20.619984	9.73%	0
2013	14.689994	18.791711	27.92%	0
2012	13.213193	14.689994	11.18%	3,123
2011	13.534200	13.213193	-2.37%	3,493

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.297705	14.960335	12.50%	5,262
2016	12.556624	13.297705	5.90%	9,533
2015	12.799045	12.556624	-1.89%	9,948
2014	12.548315	12.799045	2.00%	12,770
2013	10.476793	12.548315	19.77%	19,854
2012	9.320040	10.476793	12.41%	48,724
2011	9.504544	9.320040	-1.94%	67,067
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.929263	9.956890	0.28%	7,715
2016	9.955862	9.929263	-0.27%	12,143
2015	10.271667	9.955862	-3.07%	12,331
2014	10.071563	10.271667	1.99%	15,445
2013	10.640922	10.071563	-5.35%	23,251
2012	10.435564	10.640922	1.97%	50,865
2011	10.159307	10.435564	2.72%	63,077
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.639271	17.355568	27.25%	0
2016	14.012016	13.639271	-2.66%	0
2015	13.537350	14.012016	3.51%	0
2014	13.683337	13.537350	-1.07%	0
2013	10.948685	13.683337	24.98%	0
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.182804	17.610352	24.17%	0
2016	13.384511	14.182804	5.96%	0
2015	12.945167	13.384511	3.39%	0
2014	12.330279	12.945167	4.99%	0
2013	9.792270	12.330279	25.92%	0
2012	8.586035	9.792270	14.05%	2,574
2011	9.272117	8.586035	-7.40%	2,835
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.656625	14.993434	18.46%	5,517
2016	11.726651	12.656625	7.93%	10,524
2015	11.940937	11.726651	-1.79%	10,972
2014	11.150775	11.940937	7.09%	14,310
2013	8.631907	11.150775	29.18%	23,715
2012	7.590534	8.631907	13.72%	61,061
2011	7.991427	7.590534	-5.02%	84,347

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	20.254130	23.159490	14.34%	0
2016	17.730689	20.254130	14.23%	0
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
2013	14.035362	18.448978	31.45%	0
2012	12.226383	14.035362	14.80%	0
2011	12.913599	12.226383	-5.32%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.214677	10.603217	15.07%	0
2016	9.210260	9.214677	0.05%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	16.634052	17.253335	3.72%	0
2016	14.997475	16.634052	10.91%	0
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
2013	15.295067	15.910070	4.02%	0
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.540897	15.201549	21.22%	0
2016	11.368067	12.540897	10.32%	0
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
2013	8.203888	11.439929	39.45%	0
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.105661	16.221591	15.00%	0
2016	13.185379	14.105661	6.98%	0
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
2013	9.431110	12.694842	34.61%	0
2012	8.716239	9.431110	8.20%	0
2011	9.274324	8.716239	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.612493	13.516377	16.40%	0
2016	11.029693	11.612493	5.28%	0
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0
2013	9.049531	11.383153	25.79%	0
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.316129	12.319576	8.87%	5,071
2016	10.976680	11.316129	3.09%	5,071
2015	11.419706	10.976680	-3.88%	5,071
2014	11.270381	11.419706	1.32%	33,189
2013	10.117925	11.270381	11.39%	49,682
2012	9.378138	10.117925	7.89%	97,338
2011	9.784267	9.378138	-4.15%	99,650
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.632303	13.088106	12.52%	0
2016	11.155785	11.632303	4.27%	0
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
2013	9.713521	11.441685	17.79%	0
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	35,940
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.552724	10.904739	3.34%	12,231
2016	10.382498	10.552724	1.64%	12,701
2015	10.766117	10.382498	-3.56%	13,192
2014	10.724143	10.766117	0.39%	13,655
2013	10.519815	10.724143	1.94%	13,655
2012	10.073777	10.519815	4.43%	16,997
2011	10.224311	10.073777	-1.47%	16,997
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.147543	11.315013	11.50%	0
2016	9.894577	10.147543	2.56%	0
2015	10.641867	9.894577	-7.02%	0
2014	10.711962	10.641867	-0.65%	0
2013*	10.000000	10.711962	7.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.152949	11.619469	14.44%	0
2016	9.838725	10.152949	3.19%	0
2015	10.646625	9.838725	-7.59%	0
2014	10.849038	10.646625	-1.87%	0
2013*	10.000000	10.849038	8.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.503205	12.737594	10.73%	0
2016	11.092181	11.503205	3.71%	0
2015	11.540629	11.092181	-3.89%	24,380
2014	11.360036	11.540629	1.59%	24,380
2013	9.925920	11.360036	14.45%	24,380
2012	9.092978	9.925920	9.16%	24,380
2011	9.582699	9.092978	-5.11%	24,380

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.577342	13.280910	14.71%	0
2016	11.075255	11.577342	4.53%	0
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
2013	9.437511	11.394513	20.74%	0
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.142382	11.895934	6.76%	15,795
2016	10.819399	11.142382	2.99%	16,039
2015	11.256742	10.819399	-3.89%	16,426
2014	11.132523	11.256742	1.12%	25,953
2013	10.301326	11.132523	8.07%	27,158
2012	9.636400	10.301326	6.90%	34,048
2011	9.945350	9.636400	-3.11%	34,048
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.905574	11.038474	1.22%	0
2016	10.689550	10.905574	2.02%	0
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0
2013	11.480446	10.915807	-4.92%	0
2012	10.995300	11.480446	4.41%	0
2011	10.652381	10.995300	3.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.672606	11.768052	0.82%	0
2016	11.626232	11.672606	0.40%	0
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
2013	12.406648	11.806084	-4.84%	0
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.279723	11.773943	14.54%	0
2016	9.498734	10.279723	8.22%	0
2015	10.096412	9.498734	-5.92%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.025162	11.087580	10.60%	0
2016	9.486531	10.025162	5.68%	0
2015	9.939976	9.486531	-4.56%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.947168	28.742016	37.21%	0
2016	20.059660	20.947168	4.42%	0
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
2013	27.587348	26.915950	-2.43%	0
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.346349	10.261812	-0.82%	0
2016	10.570630	10.346349	-2.12%	0
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
2013	11.503350	10.722229	-6.79%	0
2012	11.490431	11.503350	0.11%	0
2011	11.026530	11.490431	4.21%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.784809	7.595420	-2.43%	0
2016	8.011938	7.784809	-2.83%	0
2015	8.246977	8.011938	-2.85%	0
2014	8.488909	8.246977	-2.85%	0
2013	8.737937	8.488909	-2.85%	0
2012	8.994979	8.737937	-2.86%	3,793
2011	9.258116	8.994979	-2.84%	3,218
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.392898	9.127644	23.47%	0
2016	7.561253	7.392898	-2.23%	0
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
2013	7.300507	8.338150	14.21%	0
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	8.027742	9.707206	20.92%	0
2016	8.219598	8.027742	-2.33%	0
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
2013	8.007794	9.414283	17.56%	0
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.522912	22.463984	15.06%	0
2016	18.356050	19.522912	6.36%	0
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
2013	15.136506	18.712143	23.62%	0
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.227694	15.362038	7.97%	9,236
2016	13.775656	14.227694	3.28%	9,236
2015	14.204463	13.775656	-3.02%	9,236
2014	13.980133	14.204463	1.60%	11,017
2013	12.687062	13.980133	10.19%	11,017
2012	11.939486	12.687062	6.26%	12,015
2011	12.181184	11.939486	-1.98%	12,015
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.413305	18.308447	11.55%	0
2016	15.679908	16.413305	4.68%	0
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0
2013	13.674611	15.874871	16.09%	0
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	11.568553	11.878491	2.68%	0
2016	11.420056	11.568553	1.30%	0
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
2013	11.405758	11.616088	1.84%	0
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.136389	11.230173	10.79%	0
2016	9.869558	10.136389	2.70%	0
2015	10.499449	9.869558	-6.00%	0
2014	10.548432	10.499449	-0.46%	0
2013*	10.000000	10.548432	5.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.192058	11.582229	13.64%	0
2016	9.808420	10.192058	3.91%	0
2015	10.511971	9.808420	-6.69%	0
2014	10.635981	10.511971	-1.17%	0
2013*	10.000000	10.635981	6.36%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.757884	17.289240	9.72%	0
2016	15.137558	15.757884	4.10%	0
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	0
2013	13.503367	15.299921	13.30%	3,152
2012	12.544168	13.503367	7.65%	11,990
2011	12.916590	12.544168	-2.88%	12,069
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.984906	20.388315	13.36%	5,165
2016	17.063713	17.984906	5.40%	5,165
2015	17.693477	17.063713	-3.56%	5,165
2014	17.352389	17.693477	1.97%	5,165
2013	14.595190	17.352389	18.89%	5,165
2012	13.207012	14.595190	10.51%	5,165
2011	13.889053	13.207012	-4.91%	5,165
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.725186	14.563485	6.11%	0
2016	13.364504	13.725186	2.70%	0
2015	13.760797	13.364504	-2.88%	0
2014	13.523549	13.760797	1.75%	0
2013	12.598066	13.523549	7.35%	940
2012	12.003465	12.598066	4.95%	10,351
2011	12.105103	12.003465	-0.84%	10,267
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	20.976150	25.896946	23.46%	0
2016	20.895124	20.976150	0.39%	0
2015	20.518585	20.895124	1.84%	0
2014	19.454741	20.518585	5.47%	0
2013	14.693521	19.454741	32.40%	0
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.886937	11.292169	14.21%	0
2016	9.374829	9.886937	5.46%	0
2015	9.871717	9.374829	-5.03%	0
2014*	10.000000	9.871717	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.470894	12.380711	18.24%	0
2016	9.793405	10.470894	6.92%	0
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.210711	32.859004	12.49%	0
2016	24.993881	29.210711	16.87%	0
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
2013	19.210569	24.831290	29.26%	0
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	12.490784	12.904167	3.31%	0
2016	11.832977	12.490784	5.56%	0
2015	12.542678	11.832977	-5.66%	0
2014	12.427970	12.542678	0.92%	0
2013	12.938064	12.427970	-3.94%	0
2012	11.865073	12.938064	9.04%	4,892
2011	11.570290	11.865073	2.55%	4,685
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.921328	10.881335	21.97%	0
2016	9.415062	8.921328	-5.24%	0
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
2013	8.653606	10.179053	17.63%	0
2012	7.711226	8.653606	12.22%	0
2011	8.782268	7.711226	-12.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.319618	14.666980	19.05%	0
2016	12.078378	12.319618	2.00%	0
2015	13.135030	12.078378	-8.04%	0
2014	14.969125	13.135030	-12.25%	0
2013	12.728730	14.969125	17.60%	0
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.929727	16.316006	26.19%	0
2016	13.048294	12.929727	-0.91%	0
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
2013	9.319931	12.170449	30.59%	0
2012	8.260656	9.319931	12.82%	0
2011	8.786513	8.260656	-5.98%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.075635	14.528657	11.11%	0
2016	11.597261	13.075635	12.75%	0
2015	12.362402	11.597261	-6.19%	0
2014	11.542710	12.362402	7.10%	0
2013	8.799036	11.542710	31.18%	0
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	13.016681	16.127641	23.90%	0
2016	12.632486	13.016681	3.04%	0
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
2013	9.616516	12.949418	34.66%	0
2012	8.634773	9.616516	11.37%	0
2011	9.301624	8.634773	-7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.917932	18.711970	10.60%	0
2016	14.807531	16.917932	14.25%	0
2015	15.694895	14.807531	-5.65%	0
2014	13.805540	15.694895	13.69%	0
2013	10.473569	13.805540	31.81%	0
2012	9.266808	10.473569	13.02%	0
2011	9.764817	9.266808	-5.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.856765	21.625494	21.11%	0
2016	17.008560	17.856765	4.99%	0
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0
2013	12.500841	17.482579	39.85%	0
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	28.348782	29.954070	5.66%	0
2016	23.228181	28.348782	22.04%	0
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
2013	18.082524	24.598809	36.04%	0
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.379979	29.013357	9.98%	0
2016	22.156593	26.379979	19.06%	0
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
2013	17.427564	23.797052	36.55%	0
2012	15.569294	17.427564	11.94%	725
2011	17.012454	15.569294	-8.48%	829
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	18.237343	21.306503	16.83%	0
2016	16.886571	18.237343	8.00%	0
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
2013	12.510130	15.895927	27.06%	0
2012	11.311622	12.510130	10.60%	0
2011	11.598921	11.311622	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.171111	12.551737	3.13%	0
2016	11.688118	12.171111	4.13%	0
2015	12.752922	11.688118	-8.35%	0
2014	10.206939	12.752922	24.94%	0
2013	10.230162	10.206939	-0.23%	0
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.497055	15.896899	17.78%	0
2016	12.470660	13.497055	8.23%	0
2015	12.716613	12.470660	-1.93%	0
2014	11.575821	12.716613	9.85%	0
2013*	10.000000	11.575821	15.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.149437	9.029762	-1.31%	0
2016	9.188161	9.149437	-0.42%	0
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
2013	9.995108	9.720476	-2.75%	0
2012	9.938892	9.995108	0.57%	2,495
2011	10.098578	9.938892	-1.58%	2,189
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.709203	15.208508	10.94%	0
2016	11.673749	13.709203	17.44%	0
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0
2013*	10.000000	12.437573	24.38%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.464500	14.861664	19.23%	0
2016	12.687711	12.464500	-1.76%	0
2015	13.590517	12.687711	-6.64%	0
2014	15.230165	13.590517	-10.77%	0
2013	13.053727	15.230165	16.67%	0
2012	11.238732	13.053727	16.15%	0
2011	13.209555	11.238732	-14.92%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	25.137361	30.422240	21.02%	0
2016	24.839027	25.137361	1.20%	0
2015	25.315966	24.839027	-1.88%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.446932	8.279977	-1.98%	0
2016	8.589317	8.446932	-1.66%	0
2015	8.825082	8.589317	-2.67%	0
2014	9.028901	8.825082	-2.26%	0
2013	9.236800	9.028901	-2.25%	0
2012	9.089877	9.236800	1.62%	2,700
2011	9.328868	9.089877	-2.56%	2,397
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.566729	24.815695	15.06%	0
2016	20.204983	21.566729	6.74%	0
2015	20.894608	20.204983	-3.30%	0
2014	19.484658	20.894608	7.24%	0
2013	14.575147	19.484658	33.68%	0
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.186096	30.709535	32.45%	0
2016	23.901995	23.186096	-3.00%	0
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
2013	19.401111	23.935879	23.37%	0
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.541758	9.830196	3.02%	0
2016	9.241879	9.541758	3.24%	0
2015	9.756156	9.241879	-5.27%	0
2014	9.798241	9.756156	-0.43%	0
2013	10.122851	9.798241	-3.21%	0
2012*	10.000000	10.122851	1.23%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.463102	10.397169	22.85%	0
2016	8.953816	8.463102	-5.48%	0
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.985789	22.648271	13.32%	0
2016	18.482182	19.985789	8.14%	0
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
2013	13.472080	17.203163	27.69%	0
2012	11.892824	13.472080	13.28%	0
2011	12.279621	11.892824	-3.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	28.690481	31.752769	10.67%	0
2016	25.094807	28.690481	14.33%	0
2015	27.507402	25.094807	-8.77%	0
2014	25.358854	27.507402	8.47%	0
2013	18.561774	25.358854	36.62%	0
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.656765	10.637590	10.16%	0
2016	8.803140	9.656765	9.70%	0
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
2013	10.513011	10.224540	-2.74%	0
2012*	10.000000	10.513011	5.13%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.014292	10.681237	6.66%	0
2016	9.104290	10.014292	10.00%	0
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.814159	10.558790	7.59%	0
2016	9.816262	9.814159	-0.02%	0
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0
2013	12.306906	11.170993	-9.23%	0
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.146695	9.981743	-1.63%	0
2016	10.308990	10.146695	-1.57%	0
2015	10.589308	10.308990	-2.65%	0
2014	10.818999	10.589308	-2.12%	0
2013	11.162314	10.818999	-3.08%	0
2012	10.865860	11.162314	2.73%	0
2011	11.072153	10.865860	-1.86%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.008195	9.947883	-0.60%	0
2016*	10.000000	10.008195	0.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.851549	10.032609	1.84%	0
2016	9.884384	9.851549	-0.33%	0
2015	10.140324	9.884384	-2.52%	0
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.146710	11.47%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.266713	13.057759	27.19%	0
2016*	10.000000	10.266713	2.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.120435	17.365952	22.98%	0
2016	14.899111	14.120435	-5.23%	0
2015	15.314807	14.899111	-2.71%	0
2014	16.910368	15.314807	-9.44%	0
2013	13.591033	16.910368	24.42%	0
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.163170	31.124255	23.69%	0
2016	29.007904	25.163170	-13.25%	0
2015	26.548200	29.007904	9.27%	0
2014	20.824299	26.548200	27.49%	0
2013	14.241065	20.824299	46.23%	0
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.194689	6.852423	-4.76%	0
2016	5.163492	7.194689	39.34%	0
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
2013	9.538688	10.220889	7.15%	0
2012*	10.000000	9.538688	-4.61%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.338663	7.009031	-4.49%	0
2016	5.255927	7.338663	39.63%	0
2015	8.129553	5.255927	-35.35%	0
2014	10.344643	8.129553	-21.41%	0
2013	9.633358	10.344643	7.38%	0
2012*	10.000000	9.633358	-3.67%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	20.089717	24.566197	22.28%	0
2016	19.190756	20.089717	4.68%	0
2015	20.340202	19.190756	-5.65%	0
2014	21.337778	20.340202	-4.68%	0
2013	14.619644	21.337778	45.95%	0
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.626208	11.796972	11.02%	0
2016	10.586327	10.626208	0.38%	0
2015	11.046149	10.586327	-4.16%	0
2014	10.916804	11.046149	1.18%	0
2013	10.044197	10.916804	8.69%	0
2012*	10.000000	10.044197	0.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.669634	22.653287	15.17%	0
2016	18.236531	19.669634	7.86%	0
2015	18.517008	18.236531	-1.51%	0
2014	17.448954	18.517008	6.12%	0
2013	13.351209	17.448954	30.69%	0
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	30.035415	32.914953	9.59%	0
2016	24.784955	30.035415	21.18%	0
2015	27.066547	24.784955	-8.43%	0
2014	25.586046	27.066547	5.79%	0
2013	19.144599	25.586046	33.65%	0
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	11.011771	11.085928	0.67%	0
2016	10.863133	11.011771	1.37%	0
2015	11.470761	10.863133	-5.30%	0
2014	11.435992	11.470761	0.30%	0
2013	12.868816	11.435992	-11.13%	0
2012	12.342501	12.868816	4.26%	192
2011	11.374104	12.342501	8.51%	177
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	19.060116	22.266000	16.82%	0
2016	17.338979	19.060116	9.93%	0
2015	18.986406	17.338979	-8.68%	0
2014	17.406865	18.986406	9.07%	0
2013	13.231431	17.406865	31.56%	0
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	23.059270	24.960423	8.24%	0
2016	19.349984	23.059270	19.17%	0
2015	20.247793	19.349984	-4.43%	0
2014	17.939300	20.247793	12.87%	0
2013	14.222297	17.939300	26.14%	0
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.888512	12.317369	13.12%	0
2016	9.661235	10.888512	12.70%	0
2015*	10.000000	9.661235	-3.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.547771	14.959513	10.42%	0
2016	13.439852	13.547771	0.80%	0
2015	13.981281	13.439852	-3.87%	0
2014	14.125939	13.981281	-1.02%	0
2013	12.714791	14.125939	11.10%	0
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.991647	10.389472	3.98%	0
2016	9.120128	9.991647	9.56%	0
2015*	10.000000	9.120128	-8.80%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.640147	9.661479	0.22%	0
2016	9.689004	9.640147	-0.50%	0
2015*	10.000000	9.689004	-3.11%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.097323	0.97%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.349108	15.572593	8.53%	0
2016	11.272246	14.349108	27.30%	0
2015	12.411042	11.272246	-9.18%	0
2014	12.101825	12.411042	2.56%	0
2013*	10.000000	12.101825	21.02%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.405999	12.742144	11.71%	0
2016	10.195696	11.405999	11.87%	0
2015	10.771275	10.195696	-5.34%	0
2014*	10.000000	10.771275	7.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.878910	33.705275	9.15%	0
2016	25.291478	30.878910	22.09%	0
2015	26.668193	25.291478	-5.16%	0
2014	26.126626	26.668193	2.07%	0
2013	19.121166	26.126626	36.64%	169
2012	17.015036	19.121166	12.38%	357
2011	17.424146	17.015036	-2.35%	618

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	20.289329	23.882242	17.71%	0
2016	18.748477	20.289329	8.22%	0
2015	19.142200	18.748477	-2.06%	0
2014	17.429806	19.142200	9.82%	0
2013	13.628958	17.429806	27.89%	0
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	17.267052	21.296876	23.34%	0
2016	16.520152	17.267052	4.52%	0
2015	17.488176	16.520152	-5.54%	0
2014	16.703144	17.488176	4.70%	0
2013	14.236845	16.703144	17.32%	0
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	16.774583	20.259584	20.78%	0
2016	14.790835	16.774583	13.41%	0
2015	15.626796	14.790835	-5.35%	0
2014	15.883708	15.626796	-1.62%	0
2013	11.036136	15.883708	43.92%	0
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.971194	10.016137	0.45%	0
2016	9.425027	9.971194	5.79%	0
2015	9.803787	9.425027	-3.86%	0
2014*	10.000000	9.803787	-1.96%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.683413	11.481284	7.47%	0
2016	11.517688	10.683413	-7.24%	0
2015	12.677489	11.517688	-9.15%	0
2014	13.232249	12.677489	-4.19%	0
2013	11.736166	13.232249	12.75%	0
2012	10.985992	11.736166	6.83%	0
2011	11.973018	10.985992	-8.24%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	11.185693	11.269464	0.75%	0
2016	11.125890	11.185693	0.54%	0
2015	11.508766	11.125890	-3.33%	0
2014	11.450255	11.508766	0.51%	0
2013	11.704401	11.450255	-2.17%	0
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	13.033297	14.276090	9.54%	0
2016	12.754364	13.033297	2.19%	0
2015	13.205357	12.754364	-3.42%	0
2014	13.050190	13.205357	1.19%	0
2013	11.873050	13.050190	9.91%	0
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.596606	15.350476	12.90%	0
2016	13.233627	13.596606	2.74%	0
2015	13.691759	13.233627	-3.35%	0
2014	13.481194	13.691759	1.56%	0
2013	12.006485	13.481194	12.28%	0
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.254902	16.707475	17.21%	0
2016	13.799847	14.254902	3.30%	0
2015	14.287732	13.799847	-3.41%	0
2014	14.048125	14.287732	1.71%	0
2013	11.916377	14.048125	17.89%	0
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.323149	11.640320	12.76%	0
2016*	10.000000	10.323149	3.23%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	14.851752	14.021972	-5.59%	0
2016	11.455795	14.851752	29.64%	0
2015	14.887763	11.455795	-23.05%	0
2014	17.576855	14.887763	-15.30%	0
2013	14.580958	17.576855	20.55%	0
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	19.054206	20.844019	9.39%	0
2016	16.669545	19.054206	14.31%	0
2015	17.927334	16.669545	-7.02%	0
2014	17.019575	17.927334	5.33%	0
2013	13.711921	17.019575	24.12%	0
2012	12.064710	13.711921	13.65%	180
2011	12.343491	12.064710	-2.26%	206
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.141190	12.616333	13.24%	0
2016*	10.000000	11.141190	11.41%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	19.147151	25.067517	30.92%	0
2016	19.609590	19.147151	-2.36%	0
2015	18.890945	19.609590	3.80%	0
2014	17.525097	18.890945	7.79%	0
2013	13.270668	17.525097	32.06%	0
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.403705	11.515984	0.98%	0
2016	11.240017	11.403705	1.46%	0
2015	11.674952	11.240017	-3.73%	0
2014	11.384083	11.674952	2.56%	0
2013	11.971675	11.384083	-4.91%	1,791
2012	11.675825	11.971675	2.53%	3,309
2011	11.233246	11.675825	3.94%	9,286
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	31.546969	36.926490	17.05%	0
2016	29.025699	31.546969	8.69%	0
2015	30.387682	29.025699	-4.48%	0
2014	29.515091	30.387682	2.96%	0
2013	22.371455	29.515091	31.93%	0
2012	20.112296	22.371455	11.23%	170
2011	23.233538	20.112296	-13.43%	1,428
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	16.849957	21.269827	26.23%	0
2016	18.316856	16.849957	-8.01%	0
2015	18.262029	18.316856	0.30%	0
2014	20.509265	18.262029	-10.96%	0
2013	16.226398	20.509265	26.39%	0
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	23.353271	27.006396	15.64%	0
2016	22.008245	23.353271	6.11%	0
2015	23.412651	22.008245	-6.00%	0
2014	22.637550	23.412651	3.42%	0
2013	17.907904	22.637550	26.41%	0
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.365542	12.358995	8.74%	0
2016	10.341001	11.365542	9.91%	0
2015	11.355492	10.341001	-8.93%	0
2014	11.370820	11.355492	-0.13%	0
2013	9.461234	11.370820	20.18%	0
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.314457	14.180165	6.50%	0
2016	12.024634	13.314457	10.73%	0
2015	13.323774	12.024634	-9.75%	0
2014	13.116286	13.323774	1.58%	0
2013	11.855154	13.116286	10.64%	0
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	20.761362	24.306079	17.07%	0
2016	18.423944	20.761362	12.69%	0
2015	19.692633	18.423944	-6.44%	0
2014	18.653597	19.692633	5.57%	0
2013	14.812665	18.653597	25.93%	0
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	28.629837	30.763374	7.45%	0
2016	22.645887	28.629837	26.42%	0
2015	25.182692	22.645887	-10.07%	0
2014	25.787792	25.182692	-2.35%	0
2013	19.493418	25.787792	32.29%	257
2012	16.958567	19.493418	14.95%	557
2011	18.146501	16.958567	-6.55%	1,066
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.230411	11.222371	36.35%	0
2016	7.216688	8.230411	14.05%	0
2015	9.244750	7.216688	-21.94%	0
2014*	10.000000	9.244750	-7.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	16.631423	18.846630	13.32%	0
2016	15.980158	16.631423	4.08%	0
2015	17.600451	15.980158	-9.21%	0
2014	20.396982	17.600451	-13.71%	0
2013	17.081961	20.396982	19.41%	0
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.184705	9.090830	-1.02%	0
2016	9.188238	9.184705	-0.04%	0
2015	9.888424	9.188238	-7.08%	0
2014*	10.000000	9.888424	-1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.428639	11.454938	9.84%	0
2016	10.292750	10.428639	1.32%	0
2015	11.254954	10.292750	-8.55%	0
2014	11.151133	11.254954	0.93%	0
2013	10.112190	11.151133	10.27%	0
2012*	10.000000	10.112190	1.12%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.518896	9.583289	0.68%	0
2016	9.850038	9.518896	-3.36%	0
2015	9.960074	9.850038	-1.10%	0
2014	9.800859	9.960074	1.62%	0
2013*	10.000000	9.800859	-1.99%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.704652	16.905448	23.36%	0
2016	13.833785	13.704652	-0.93%	0
2015	13.600931	13.833785	1.71%	0
2014	12.949366	13.600931	5.03%	0
2013	9.539564	12.949366	35.74%	0
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.694365	14.133684	11.34%	0
2016	11.551886	12.694365	9.89%	0
2015	12.429012	11.551886	-7.06%	0
2014	12.287922	12.429012	1.15%	0
2013	9.850780	12.287922	24.74%	0
2012*	10.000000	9.850780	-1.49%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.802754	15.185474	18.61%	0
2016	13.109072	12.802754	-2.34%	0
2015	13.361454	13.109072	-1.89%	0
2014	12.777766	13.361454	4.57%	0
2013	9.633106	12.777766	32.64%	0
2012*	10.000000	9.633106	-3.67%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.148898	13.953460	14.85%	0
2016	12.840543	12.148898	-5.39%	0
2015	14.428487	12.840543	-11.01%	0
2014	15.685468	14.428487	-8.01%	0
2013	12.909343	15.685468	21.50%	0
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.633801	12.051901	3.59%	0
2016	10.311136	11.633801	12.83%	0
2015	11.357994	10.311136	-9.22%	0
2014	11.478556	11.357994	-1.05%	0
2013	10.698059	11.478556	7.30%	0
2012*	10.000000	10.698059	6.98%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.407502	15.289527	23.23%	0
2016	12.040699	12.407502	3.05%	0
2015	13.161138	12.040699	-8.51%	0
2014	12.565398	13.161138	4.74%	0
2013	9.958961	12.565398	26.17%	0
2012*	10.000000	9.958961	-0.41%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	18.635914	21.379086	14.72%	0
2016	18.395582	18.635914	1.31%	0
2015	18.867567	18.395582	-2.50%	0
2014	17.952076	18.867567	5.10%	0
2013	15.432076	17.952076	16.33%	0
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.608628	9.643594	0.36%	0
2016	9.679740	9.608628	-0.73%	0
2015*	10.000000	9.679740	-3.20%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	25.199374	31.811384	26.24%	0
2016	25.455439	25.199374	-1.01%	0
2015	23.419913	25.455439	8.69%	0
2014	22.236425	23.419913	5.32%	0
2013	17.496299	22.236425	27.09%	0
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.447100	21.738254	40.73%	0
2016	13.971707	15.447100	10.56%	0
2015	13.750210	13.971707	1.61%	0
2014	12.950277	13.750210	6.18%	0
2013	9.850573	12.950277	31.47%	0
2012*	10.000000	9.850573	-1.49%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	18.842120	23.934065	27.02%	0
2016	20.798527	18.842120	-9.41%	0
2015	23.488230	20.798527	-11.45%	0
2014	27.520647	23.488230	-14.65%	0
2013	24.800460	27.520647	10.97%	0
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.512932	10.567307	24.13%	0
2016	7.258100	8.512932	17.29%	0
2015	9.350477	7.258100	-22.38%	0
2014*	10.000000	9.350477	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.867112	9.951968	0.86%	0
2016*	10.000000	9.867112	-1.33%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.509386	15.346537	22.68%	0
2016	11.840151	12.509386	5.65%	0
2015	12.461238	11.840151	-4.98%	0
2014	13.873327	12.461238	-10.18%	0
2013	10.117195	13.873327	37.13%	0
2012*	10.000000	10.117195	1.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	23.294859	26.545898	13.96%	0
2016	21.084033	23.294859	10.49%	0
2015	21.918476	21.084033	-3.81%	0
2014	20.483269	21.918476	7.01%	0
2013	15.556961	20.483269	31.67%	875
2012	13.826635	15.556961	12.51%	1,725
2011	14.305464	13.826635	-3.35%	3,265
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.464760	17.813865	23.15%	0
2016	14.344457	14.464760	0.84%	0
2015	13.894660	14.344457	3.24%	0
2014	14.149367	13.894660	-1.80%	0
2013	11.416695	14.149367	23.94%	0
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.885687	12.297638	24.40%	0
2016	9.618222	9.885687	2.78%	0
2015*	10.000000	9.618222	-3.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	10.891824	11.200311	2.83%	0
2016	10.595301	10.891824	2.80%	0
2015	11.003339	10.595301	-3.71%	0
2014	10.534908	11.003339	4.45%	0
2013	10.912885	10.534908	-3.46%	0
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	19.325261	20.565299	6.42%	0
2016	17.996567	19.325261	7.38%	0
2015	18.754611	17.996567	-4.04%	0
2014	18.772199	18.754611	-0.09%	0
2013	21.188379	18.772199	-11.40%	0
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.083649	9.927537	9.29%	0
2016	8.136315	9.083649	11.64%	0
2015*	10.000000	8.136315	-18.64%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.266645	17.422478	14.12%	0
2016	14.162801	15.266645	7.79%	0
2015	15.712031	14.162801	-9.86%	0
2014	16.522449	15.712031	-4.90%	0
2013	12.898411	16.522449	28.10%	0
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.269579	23.450415	5.30%	0
2016	19.076817	22.269579	16.74%	0
2015	20.559926	19.076817	-7.21%	0
2014	18.746633	20.559926	9.67%	0
2013	14.662300	18.746633	27.86%	0
2012	13.195095	14.662300	11.12%	583
2011	13.522605	13.195095	-2.42%	3,880

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.224985	14.870889	12.45%	7,876
2016	12.494364	13.224985	5.85%	12,045
2015	12.742142	12.494364	-1.94%	12,629
2014	12.498958	12.742142	1.95%	13,215
2013	10.440945	12.498958	19.71%	14,856
2012	9.292925	10.440945	12.35%	21,182
2011	9.481762	9.292925	-1.99%	21,635
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.874901	9.897293	0.23%	11,547
2016	9.906438	9.874901	-0.32%	10,930
2015	10.225941	9.906438	-3.12%	11,361
2014	10.031886	10.225941	1.93%	11,640
2013	10.604466	10.031886	-5.40%	13,341
2012	10.405173	10.604466	1.92%	17,397
2011	10.134927	10.405173	2.67%	16,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.564607	17.251704	27.18%	0
2016	13.942462	13.564607	-2.71%	0
2015	13.477080	13.942462	3.45%	0
2014	13.629424	13.477080	-1.12%	0
2013	10.911161	13.629424	24.91%	0
2012	9.204715	10.911161	18.54%	311
2011	10.452221	9.204715	-11.94%	1,594
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	14.105184	17.504988	24.10%	0
2016	13.318083	14.105184	5.91%	0
2015	12.887549	13.318083	3.34%	0
2014	12.281727	12.887549	4.93%	0
2013	9.758731	12.281727	25.85%	0
2012	8.561046	9.758731	13.99%	642
2011	9.249882	8.561046	-7.45%	3,971
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.593819	14.911377	18.40%	8,254
2016	11.674447	12.593819	7.88%	9,468
2015	11.893910	11.674447	-1.85%	10,104
2014	11.112581	11.893910	7.03%	10,990
2013	8.606762	11.112581	29.11%	13,600
2012	7.572329	8.606762	13.66%	22,193
2011	7.976347	7.572329	-5.07%	22,841

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	20.112105	22.985288	14.29%	0
2016	17.615407	20.112105	14.17%	0
2015	19.406089	17.615407	-9.23%	0
2014	18.347900	19.406089	5.77%	0
2013	13.965651	18.347900	31.38%	366
2012	12.171939	13.965651	14.74%	849
2011	12.862705	12.171939	-5.37%	1,509
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.207724	10.589789	15.01%	0
2016	9.208035	9.207724	0.00%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	16.517505	17.123659	3.67%	0
2016	14.900047	16.517505	10.86%	0
2015	15.755967	14.900047	-5.43%	0
2014	15.823001	15.755967	-0.42%	0
2013	15.219184	15.823001	3.97%	0
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.485075	15.126133	21.15%	0
2016	11.323283	12.485075	10.26%	0
2015	11.802286	11.323283	-4.06%	0
2014	11.406604	11.802286	3.47%	0
2013	8.184199	11.406604	39.37%	0
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	14.042901	16.141138	14.94%	0
2016	13.133459	14.042901	6.92%	0
2015	13.582555	13.133459	-3.31%	0
2014	12.657874	13.582555	7.31%	0
2013	9.408475	12.657874	34.54%	1,402
2012	8.699807	9.408475	8.15%	2,887
2011	9.261589	8.699807	-6.07%	5,071
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.560801	13.449302	16.34%	0
2016	10.986235	11.560801	5.23%	0
2015	11.516396	10.986235	-4.60%	0
2014	11.349973	11.516396	1.47%	0
2013	9.027796	11.349973	25.72%	0
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.265707	12.258391	8.81%	0
2016	10.933381	11.265707	3.04%	0
2015	11.380523	10.933381	-3.93%	0
2014	11.237499	11.380523	1.27%	0
2013	10.093594	11.237499	11.33%	0
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.580574	13.023217	12.46%	0
2016	11.111875	11.580574	4.22%	0
2015	11.597896	11.111875	-4.19%	0
2014	11.408379	11.597896	1.66%	0
2013	9.690227	11.408379	17.73%	0
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.505769	10.850648	3.28%	0
2016	10.341600	10.505769	1.59%	0
2015	10.729227	10.341600	-3.61%	0
2014	10.692896	10.729227	0.34%	0
2013	10.494561	10.692896	1.89%	0
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.128395	11.287862	11.45%	0
2016	9.880975	10.128395	2.50%	0
2015	10.632723	9.880975	-7.07%	0
2014	10.708277	10.632723	-0.71%	0
2013*	10.000000	10.708277	7.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.133802	11.591617	14.39%	0
2016	9.825212	10.133802	3.14%	0
2015	10.637489	9.825212	-7.64%	0
2014	10.845305	10.637489	-1.92%	0
2013*	10.000000	10.845305	8.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.451970	12.674342	10.67%	0
2016	11.048451	11.451970	3.65%	0
2015	11.501056	11.048451	-3.94%	0
2014	11.326913	11.501056	1.54%	0
2013	9.902073	11.326913	14.39%	0
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.525753	13.214955	14.66%	0
2016	11.031564	11.525753	4.48%	0
2015	11.535018	11.031564	-4.36%	0
2014	11.361262	11.535018	1.53%	0
2013	9.414815	11.361262	20.67%	0
2012	8.462339	9.414815	11.26%	0
2011	9.141654	8.462339	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	11.092818	11.836939	6.71%	0
2016	10.776803	11.092818	2.93%	0
2015	11.218199	10.776803	-3.93%	0
2014	11.100119	11.218199	1.06%	0
2013	10.276631	11.100119	8.01%	12,408
2012	9.618253	10.276631	6.85%	12,408
2011	9.931725	9.618253	-3.16%	12,408
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.857037	10.983704	1.17%	0
2016	10.647436	10.857037	1.97%	0
2015	11.062851	10.647436	-3.76%	0
2014	10.883989	11.062851	1.64%	0
2013	11.452872	10.883989	-4.97%	1,128
2012	10.974559	11.452872	4.36%	952
2011	10.637758	10.974559	3.17%	1,380
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.620643	11.709652	0.77%	0
2016	11.580425	11.620643	0.35%	0
2015	11.988317	11.580425	-3.40%	0
2014	11.771691	11.988317	1.84%	0
2013	12.376886	11.771691	-4.89%	0
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.264080	11.749995	14.48%	0
2016	9.489166	10.264080	8.17%	0
2015	10.091417	9.489166	-5.97%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	10.009879	11.065001	10.54%	0
2016	9.476936	10.009879	5.62%	0
2015	9.935032	9.476936	-4.61%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.800327	28.525912	37.14%	0
2016	19.929276	20.800327	4.37%	0
2015	24.502535	19.929276	-18.66%	0
2014	26.768559	24.502535	-8.47%	0
2013	27.450406	26.768559	-2.48%	0
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.273847	10.184670	-0.87%	0
2016	10.501943	10.273847	-2.17%	0
2015	10.827398	10.501943	-3.01%	0
2014	10.663541	10.827398	1.54%	0
2013	11.446279	10.663541	-6.84%	1,329
2012	11.439325	11.446279	0.06%	2,181
2011	10.983118	11.439325	4.15%	3,479
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.729246	7.537338	-2.48%	0
2016	7.958840	7.729246	-2.88%	0
2015	8.196538	7.958840	-2.90%	0
2014	8.441332	8.196538	-2.90%	0
2013	8.693441	8.441332	-2.90%	0
2012	8.953798	8.693441	-2.91%	382
2011	9.220462	8.953798	-2.89%	1,971
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.359978	9.082341	23.40%	0
2016	7.531454	7.359978	-2.28%	0
2015	8.014610	7.531454	-6.03%	0
2014	8.313853	8.014610	-3.60%	0
2013	7.282982	8.313853	14.15%	0
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.983766	9.649088	20.86%	0
2016	8.178765	7.983766	-2.38%	0
2015	8.541755	8.178765	-4.25%	0
2014	9.377179	8.541755	-8.91%	0
2013	7.980333	9.377179	17.50%	0
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.386070	22.295069	15.01%	0
2016	18.236733	19.386070	6.30%	0
2015	18.970816	18.236733	-3.87%	0
2014	18.609670	18.970816	1.94%	0
2013	15.061351	18.609670	23.56%	0
2012	13.383732	15.061351	12.53%	2,960
2011	14.346743	13.383732	-6.71%	4,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.171630	15.293652	7.92%	0
2016	13.728417	14.171630	3.23%	0
2015	14.163056	13.728417	-3.07%	0
2014	13.946559	14.163056	1.55%	3,682
2013	12.663108	13.946559	10.14%	3,682
2012	11.923100	12.663108	6.21%	9,810
2011	12.170723	11.923100	-2.03%	73,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.348702	18.227027	11.49%	0
2016	15.626201	16.348702	4.62%	0
2015	16.178990	15.626201	-3.42%	0
2014	15.836786	16.178990	2.16%	0
2013	13.648824	15.836786	16.03%	0
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	11.487467	11.789174	2.63%	0
2016	11.345826	11.487467	1.25%	0
2015	11.653847	11.345826	-2.64%	0
2014	11.552465	11.653847	0.88%	0
2013	11.349123	11.552465	1.79%	0
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.117291	11.203265	10.73%	0
2016	9.856024	10.117291	2.65%	0
2015	10.490452	9.856024	-6.05%	0
2014	10.544810	10.490452	-0.52%	0
2013*	10.000000	10.544810	5.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.172851	11.554469	13.58%	0
2016	9.794964	10.172851	3.86%	0
2015	10.502950	9.794964	-6.74%	0
2014	10.632334	10.502950	-1.22%	0
2013*	10.000000	10.632334	6.32%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.647436	17.159248	9.66%	9,812
2016	15.039171	15.647436	4.04%	10,371
2015	15.540379	15.039171	-3.23%	27,183
2014	15.216139	15.540379	2.13%	31,257
2013	13.436334	15.216139	13.25%	30,369
2012	12.488329	13.436334	7.59%	31,012
2011	12.865699	12.488329	-2.93%	25,290
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.858835	20.235014	13.31%	0
2016	16.952816	17.858835	5.34%	0
2015	17.587545	16.952816	-3.61%	0
2014	17.257369	17.587545	1.91%	8,115
2013	14.522736	17.257369	18.83%	8,115
2012	13.148235	14.522736	10.45%	13,103
2011	13.834352	13.148235	-4.96%	23,769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.629001	14.454008	6.05%	0
2016	13.277656	13.629001	2.65%	0
2015	13.678417	13.277656	-2.93%	0
2014	13.449508	13.678417	1.70%	0
2013	12.535527	13.449508	7.29%	12,050
2012	11.950049	12.535527	4.90%	10,121
2011	12.057428	11.950049	-0.89%	21,209
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	20.893587	25.781771	23.40%	0
2016	20.823558	20.893587	0.34%	0
2015	20.458838	20.823558	1.78%	0
2014	19.408094	20.458838	5.41%	0
2013	14.665830	19.408094	32.34%	0
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.874425	11.272093	14.15%	0
2016	9.367756	9.874425	5.41%	0
2015	9.869352	9.367756	-5.08%	0
2014*	10.000000	9.869352	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.457616	12.358672	18.18%	0
2016	9.786007	10.457616	6.86%	0
2015	10.064079	9.786007	-2.76%	0
2014*	10.000000	10.064079	0.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	29.005957	32.611944	12.43%	0
2016	24.831426	29.005957	16.81%	0
2015	26.238050	24.831426	-5.36%	0
2014	24.695321	26.238050	6.25%	0
2013	19.115213	24.695321	29.19%	0
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	12.403196	12.807093	3.26%	0
2016	11.756026	12.403196	5.51%	0
2015	12.467540	11.756026	-5.71%	0
2014	12.359879	12.467540	0.87%	0
2013	12.873812	12.359879	-3.99%	0
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.881643	10.827384	21.91%	0
2016	9.377992	8.881643	-5.29%	0
2015	9.721787	9.377992	-3.54%	0
2014	10.149421	9.721787	-4.21%	0
2013	8.632848	10.149421	17.57%	1,909
2012	7.696693	8.632848	12.16%	3,981
2011	8.770226	7.696693	-12.24%	6,696
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.233257	14.556685	18.99%	0
2016	11.999866	12.233257	1.94%	0
2015	13.056372	11.999866	-8.09%	0
2014	14.887159	13.056372	-12.30%	0
2013	12.665540	14.887159	17.54%	0
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.872211	16.235100	26.13%	0
2016	12.996915	12.872211	-0.96%	0
2015	12.978907	12.996915	0.14%	0
2014	12.135011	12.978907	6.95%	0
2013	9.297566	12.135011	30.52%	556
2012	8.245085	9.297566	12.76%	1,358
2011	8.774456	8.245085	-6.03%	2,476

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	13.017423	14.456551	11.06%	0
2016	11.551558	13.017423	12.69%	0
2015	12.320023	11.551558	-6.24%	0
2014	11.509066	12.320023	7.05%	0
2013	8.777907	11.509066	31.11%	0
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.958738	16.047608	23.84%	0
2016	12.582713	12.958738	2.99%	0
2015	13.003530	12.582713	-3.24%	0
2014	12.911677	13.003530	0.71%	0
2013	9.593417	12.911677	34.59%	674
2012	8.618481	9.593417	11.31%	1,686
2011	9.288845	8.618481	-7.22%	3,083
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.842631	18.619124	10.55%	0
2016	14.749195	16.842631	14.19%	0
2015	15.641116	14.749195	-5.70%	0
2014	13.765312	15.641116	13.63%	0
2013	10.448424	13.765312	31.75%	954
2012	9.249337	10.448424	12.96%	2,331
2011	9.751416	9.249337	-5.15%	4,063
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.731569	21.462852	21.04%	0
2016	16.897979	17.731569	4.93%	0
2015	17.311050	16.897979	-2.39%	0
2014	17.386808	17.311050	-0.44%	0
2013	12.438758	17.386808	39.78%	0
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	28.150067	29.728843	5.61%	0
2016	23.077196	28.150067	21.98%	0
2015	25.361690	23.077196	-9.01%	0
2014	24.464109	25.361690	3.67%	0
2013	17.992753	24.464109	35.97%	0
2012	15.403592	17.992753	16.81%	53
2011	16.777758	15.403592	-8.19%	64

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	26.195054	28.795186	9.93%	0
2016	22.012556	26.195054	19.00%	0
2015	23.108030	22.012556	-4.74%	0
2014	23.666716	23.108030	-2.36%	0
2013	17.341029	23.666716	36.48%	0
2012	15.499985	17.341029	11.88%	84
2011	16.945440	15.499985	-8.53%	687
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	18.109541	21.146329	16.77%	0
2016	16.776845	18.109541	7.94%	0
2015	17.164345	16.776845	-2.26%	0
2014	15.808910	17.164345	8.57%	0
2013	12.448042	15.808910	27.00%	1,258
2012	11.261292	12.448042	10.54%	2,324
2011	11.553244	11.261292	-2.53%	4,074
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.116879	12.489399	3.07%	0
2016	11.642006	12.116879	4.08%	0
2015	12.709160	11.642006	-8.40%	0
2014	10.177146	12.709160	24.88%	0
2013	10.205554	10.177146	-0.28%	0
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.471620	15.858815	17.72%	0
2016	12.453545	13.471620	8.17%	0
2015	12.705694	12.453545	-1.98%	0
2014	11.571839	12.705694	9.80%	0
2013*	10.000000	11.571839	15.72%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.108717	8.984956	-1.36%	0
2016	9.151961	9.108717	-0.47%	0
2015	9.457573	9.151961	-3.23%	0
2014	9.692167	9.457573	-2.42%	0
2013	9.971131	9.692167	-2.80%	0
2012	9.920175	9.971131	0.51%	573
2011	10.084728	9.920175	-1.63%	2,614
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.683374	15.172066	10.88%	0
2016	11.657735	13.683374	17.38%	0
2015	12.622190	11.657735	-7.64%	0
2014	12.433297	12.622190	1.52%	0
2013*	10.000000	12.433297	24.33%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.415428	14.795550	19.17%	0
2016	12.644249	12.415428	-1.81%	0
2015	13.550937	12.644249	-6.69%	0
2014	15.193637	13.550937	-10.81%	0
2013	13.029123	15.193637	16.61%	1,271
2012	11.223325	13.029123	16.09%	2,736
2011	13.198232	11.223325	-14.96%	4,622
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	24.956855	30.188290	20.96%	0
2016	24.673325	24.956855	1.15%	0
2015	25.160035	24.673325	-1.93%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.387695	8.217693	-2.03%	0
2016	8.533457	8.387695	-1.71%	0
2015	8.772210	8.533457	-2.72%	0
2014	8.979433	8.772210	-2.31%	0
2013	9.190931	8.979433	-2.30%	0
2012	9.049401	9.190931	1.56%	0
2011	9.292097	9.049401	-2.61%	607
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.415596	24.629160	15.01%	0
2016	20.073685	21.415596	6.68%	0
2015	20.769522	20.073685	-3.35%	0
2014	19.377985	20.769522	7.18%	0
2013	14.502811	19.377985	33.62%	0
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	23.023571	30.478631	32.38%	0
2016	23.746635	23.023571	-3.04%	0
2015	23.589628	23.746635	0.67%	0
2014	23.804799	23.589628	-0.90%	0
2013	19.304791	23.804799	23.31%	0
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.521245	9.804027	2.97%	0
2016	9.226744	9.521245	3.19%	0
2015	9.745189	9.226744	-5.32%	0
2014	9.792278	9.745189	-0.48%	0
2013	10.121911	9.792278	-3.26%	0
2012*	10.000000	10.121911	1.22%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.451484	10.377570	22.79%	0
2016	8.946123	8.451484	-5.53%	0
2015	8.935811	8.946123	0.12%	0
2014*	10.000000	8.935811	-10.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.845695	22.477992	13.26%	0
2016	18.362056	19.845695	8.08%	0
2015	18.340665	18.362056	0.12%	0
2014	17.108969	18.340665	7.20%	0
2013	13.405208	17.108969	27.63%	1,175
2012	11.839902	13.405208	13.22%	2,232
2011	12.231258	11.839902	-3.20%	4,105
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	28.489396	31.514054	10.62%	0
2016	24.931712	28.489396	14.27%	0
2015	27.342714	24.931712	-8.82%	0
2014	25.220008	27.342714	8.42%	0
2013	18.469647	25.220008	36.55%	0
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.633593	10.606624	10.10%	0
2016	8.786532	9.633593	9.64%	0
2015	9.964617	8.786532	-11.82%	0
2014	10.215768	9.964617	-2.46%	0
2013	10.509407	10.215768	-2.79%	0
2012*	10.000000	10.509407	5.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	10.000549	10.661104	6.61%	0
2016	9.096467	10.000549	9.94%	0
2015	9.595086	9.096467	-5.20%	0
2014*	10.000000	9.595086	-4.05%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.775500	10.511791	7.53%	0
2016	9.782613	9.775500	-0.07%	0
2015	10.853564	9.782613	-9.87%	0
2014	11.144180	10.853564	-2.61%	0
2013	12.283684	11.144180	-9.28%	0
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.106734	9.937324	-1.68%	0
2016	10.273676	10.106734	-1.62%	0
2015	10.558465	10.273676	-2.70%	0
2014	10.793047	10.558465	-2.17%	0
2013	11.141266	10.793047	-3.13%	760
2012	10.850965	11.141266	2.68%	1,208
2011	11.062643	10.850965	-1.91%	1,765
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	10.004751	9.939350	-0.65%	0
2016*	10.000000	10.004751	0.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.822866	9.998256	1.79%	0
2016	9.860673	9.822866	-0.38%	0
2015	10.121201	9.860673	-2.57%	0
2014	10.006464	10.121201	1.15%	0
2013	10.521328	10.006464	-4.89%	0
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.142906	11.43%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.264294	13.047976	27.12%	0
2016*	10.000000	10.264294	2.64%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	14.021442	17.235355	22.92%	0
2016	14.802249	14.021442	-5.27%	0
2015	15.223080	14.802249	-2.76%	0
2014	16.817740	15.223080	-9.48%	0
2013	13.523539	16.817740	24.36%	0
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	25.077071	31.001854	23.63%	0
2016	28.923502	25.077071	-13.30%	0
2015	26.484581	28.923502	9.21%	0
2014	20.785083	26.484581	27.42%	0
2013	14.221562	20.785083	46.15%	0
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.177394	6.832446	-4.81%	0
2016	5.153727	7.177394	39.27%	0
2015	7.997153	5.153727	-35.56%	0
2014	10.212105	7.997153	-21.69%	0
2013	9.535411	10.212105	7.10%	0
2012*	10.000000	9.535411	-4.65%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.321046	6.988633	-4.54%	0
2016	5.245992	7.321046	39.56%	0
2015	8.118390	5.245992	-35.38%	0
2014	10.335762	8.118390	-21.45%	0
2013	9.630041	10.335762	7.33%	0
2012*	10.000000	9.630041	-3.70%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	19.964663	24.400768	22.22%	0
2016	19.081089	19.964663	4.63%	0
2015	20.234388	19.081089	-5.70%	0
2014	21.237716	20.234388	-4.72%	0
2013	14.558575	21.237716	45.88%	0
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.575273	11.728377	10.90%	0
2016	10.546420	10.575273	0.27%	0
2015	11.015857	10.546420	-4.26%	0
2014	10.898090	11.015857	1.08%	0
2013	10.037305	10.898090	8.58%	0
2012*	10.000000	10.037305	0.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.394594	22.313605	15.05%	0
2016	18.000019	19.394594	7.75%	0
2015	18.295699	18.000019	-1.62%	0
2014	17.258192	18.295699	6.01%	0
2013	13.218840	17.258192	30.56%	0
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	29.615395	32.421343	9.47%	0
2016	24.463470	29.615395	21.06%	0
2015	26.743023	24.463470	-8.52%	0
2014	25.306276	26.743023	5.68%	0
2013	18.954769	25.306276	33.51%	0
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.854078	10.915959	0.57%	0
2016	10.718584	10.854078	1.26%	0
2015	11.329801	10.718584	-5.39%	0
2014	11.307104	11.329801	0.20%	0
2013	12.736916	11.307104	-11.23%	0
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	18.793676	21.932209	16.70%	0
2016	17.114160	18.793676	9.81%	0
2015	18.759547	17.114160	-8.77%	0
2014	17.216604	18.759547	8.96%	0
2013	13.100284	17.216604	31.42%	0
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	22.783822	24.636957	8.13%	0
2016	19.138489	22.783822	19.05%	0
2015	20.047135	19.138489	-4.53%	0
2014	17.779821	20.047135	12.75%	0
2013	14.110382	17.779821	26.01%	0
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.869859	12.283651	13.01%	0
2016	9.654582	10.869859	12.59%	0
2015*	10.000000	9.654582	-3.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.441247	14.826662	10.31%	0
2016	13.347878	13.441247	0.70%	0
2015	13.899916	13.347878	-3.97%	0
2014	14.058217	13.899916	-1.13%	0
2013	12.666872	14.058217	10.98%	0
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.974507	10.361003	3.87%	0
2016	9.113850	9.974507	9.44%	0
2015*	10.000000	9.113850	-8.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.623612	9.635004	0.12%	0
2016	9.682327	9.623612	-0.61%	0
2015*	10.000000	9.682327	-3.18%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.090420	0.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.295017	15.497959	8.42%	0
2016	11.241296	14.295017	27.17%	0
2015	12.389729	11.241296	-9.27%	0
2014	12.093499	12.389729	2.45%	0
2013*	10.000000	12.093499	20.93%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.374704	12.694140	11.60%	0
2016	10.178177	11.374704	11.76%	0
2015	10.763861	10.178177	-5.44%	0
2014*	10.000000	10.763861	7.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.447205	33.199929	9.04%	0
2016	24.963517	30.447205	21.97%	0
2015	26.349524	24.963517	-5.26%	0
2014	25.841047	26.349524	1.97%	0
2013	18.931646	25.841047	36.50%	0
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	20.005610	23.524106	17.59%	0
2016	18.505301	20.005610	8.11%	0
2015	18.913405	18.505301	-2.16%	0
2014	17.239232	18.913405	9.71%	0
2013	13.493826	17.239232	27.76%	0
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	17.025622	20.977555	23.21%	0
2016	16.305912	17.025622	4.41%	0
2015	17.279187	16.305912	-5.63%	0
2014	16.520562	17.279187	4.59%	0
2013	14.095727	16.520562	17.20%	0
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	16.540000	19.955743	20.65%	0
2016	14.598979	16.540000	13.30%	0
2015	15.439996	14.598979	-5.45%	0
2014	15.710022	15.439996	-1.72%	0
2013	10.926695	15.710022	43.78%	0
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.943812	9.978363	0.35%	0
2016	9.408806	9.943812	5.69%	0
2015	9.797012	9.408806	-3.96%	0
2014*	10.000000	9.797012	-2.03%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.534054	11.309151	7.36%	0
2016	11.368337	10.534054	-7.34%	0
2015	12.525992	11.368337	-9.24%	0
2014	13.087598	12.525992	-4.29%	0
2013	11.619832	13.087598	12.63%	0
2012	10.888328	11.619832	6.72%	0
2011	11.878799	10.888328	-8.34%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	11.029305	11.100499	0.65%	0
2016	10.981611	11.029305	0.43%	0
2015	11.371231	10.981611	-3.43%	0
2014	11.325070	11.371231	0.41%	0
2013	11.588379	11.325070	-2.27%	0
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	12.877585	14.091046	9.42%	0
2016	12.614943	12.877585	2.08%	0
2015	13.074475	12.614943	-3.51%	0
2014	12.934173	13.074475	1.08%	0
2013	11.779629	12.934173	9.80%	0
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.434229	15.151593	12.78%	0
2016	13.089013	13.434229	2.64%	0
2015	13.556107	13.089013	-3.45%	0
2014	13.361387	13.556107	1.46%	0
2013	11.912047	13.361387	12.17%	0
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.084633	16.490968	17.08%	0
2016	13.649033	14.084633	3.19%	0
2015	14.146156	13.649033	-3.51%	0
2014	13.923269	14.146156	1.60%	0
2013	11.822631	13.923269	17.77%	0
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.316113	11.620438	12.64%	0
2016*	10.000000	10.316113	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	14.674224	13.840122	-5.68%	0
2016	11.330498	14.674224	29.51%	0
2015	14.740147	11.330498	-23.13%	0
2014	17.420552	14.740147	-15.39%	0
2013	14.466196	17.420552	20.42%	0
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.787838	20.531524	9.28%	0
2016	16.453406	18.787838	14.19%	0
2015	17.713127	16.453406	-7.11%	0
2014	16.833538	17.713127	5.23%	0
2013	13.576009	16.833538	23.99%	0
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.133609	12.594808	13.12%	0
2016*	10.000000	11.133609	11.34%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	18.879449	24.691700	30.79%	0
2016	19.355306	18.879449	-2.46%	0
2015	18.665200	19.355306	3.70%	0
2014	17.333519	18.665200	7.68%	0
2013	13.139121	17.333519	31.92%	0
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.244239	11.343281	0.88%	0
2016	11.094237	11.244239	1.35%	0
2015	11.535407	11.094237	-3.82%	0
2014	11.259619	11.535407	2.45%	0
2013	11.852990	11.259619	-5.01%	0
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	31.105941	36.372885	16.93%	0
2016	28.649336	31.105941	8.57%	0
2015	30.024590	28.649336	-4.58%	0
2014	29.192498	30.024590	2.85%	0
2013	22.149732	29.192498	31.80%	0
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	16.614340	20.950885	26.10%	0
2016	18.079288	16.614340	-8.10%	0
2015	18.043771	18.079288	0.20%	0
2014	20.285045	18.043771	-11.05%	0
2013	16.065525	20.285045	26.26%	0
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	23.026681	26.601391	15.52%	0
2016	21.722777	23.026681	6.00%	0
2015	23.132807	21.722777	-6.10%	0
2014	22.390040	23.132807	3.32%	0
2013	17.730361	22.390040	26.28%	0
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.264483	12.236534	8.63%	0
2016	10.259580	11.264483	9.79%	0
2015	11.277708	10.259580	-9.03%	0
2014	11.304578	11.277708	-0.24%	0
2013	9.415818	11.304578	20.06%	0
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.168938	14.010782	6.39%	0
2016	11.905436	13.168938	10.61%	0
2015	13.205310	11.905436	-9.84%	0
2014	13.013073	13.205310	1.48%	0
2013	11.773984	13.013073	10.52%	0
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	20.471090	23.941645	16.95%	0
2016	18.185028	20.471090	12.57%	0
2015	19.457307	18.185028	-6.54%	0
2014	18.449684	19.457307	5.46%	0
2013	14.665828	18.449684	25.80%	0
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	28.229541	30.302105	7.34%	0
2016	22.352190	28.229541	26.29%	0
2015	24.881733	22.352190	-10.17%	0
2014	25.505883	24.881733	-2.45%	0
2013	19.300186	25.505883	32.15%	0
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.207812	11.180075	36.21%	0
2016	7.204261	8.207812	13.93%	0
2015	9.238363	7.204261	-22.02%	0
2014*	10.000000	9.238363	-7.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	16.398846	18.564006	13.20%	0
2016	15.772897	16.398846	3.97%	0
2015	17.390097	15.772897	-9.30%	0
2014	20.173998	17.390097	-13.80%	0
2013	16.912625	20.173998	19.28%	0
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.159477	9.056545	-1.12%	0
2016	9.172427	9.159477	-0.14%	0
2015	9.881585	9.172427	-7.18%	0
2014*	10.000000	9.881585	-1.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.378651	11.388334	9.73%	0
2016	10.253929	10.378651	1.22%	0
2015	11.224072	10.253929	-8.64%	0
2014	11.132002	11.224072	0.83%	0
2013	10.105243	11.132002	10.16%	0
2012*	10.000000	10.105243	1.05%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.483018	9.537354	0.57%	0
2016	9.823000	9.483018	-3.46%	0
2015	9.942975	9.823000	-1.21%	0
2014	9.794116	9.942975	1.52%	0
2013*	10.000000	9.794116	-2.06%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.638818	16.806982	23.23%	0
2016	13.781491	13.638818	-1.04%	0
2015	13.563480	13.781491	1.61%	0
2014	12.927020	13.563480	4.92%	0
2013	9.532907	12.927020	35.60%	0
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.633512	14.051481	11.22%	0
2016	11.508327	12.633512	9.78%	0
2015	12.394919	11.508327	-7.15%	0
2014	12.266847	12.394919	1.04%	0
2013	9.844013	12.266847	24.61%	0
2012*	10.000000	9.844013	-1.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.741234	15.096990	18.49%	0
2016	13.059500	12.741234	-2.44%	0
2015	13.324648	13.059500	-1.99%	0
2014	12.755702	13.324648	4.46%	0
2013	9.626380	12.755702	32.51%	0
2012*	10.000000	9.626380	-3.74%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.053324	13.829484	14.74%	0
2016	12.752624	12.053324	-5.48%	0
2015	14.344475	12.752624	-11.10%	0
2014	15.610230	14.344475	-8.11%	0
2013	12.860651	15.610230	21.38%	0
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.578038	11.981817	3.49%	0
2016	10.272252	11.578038	12.71%	0
2015	11.326832	10.272252	-9.31%	0
2014	11.458870	11.326832	-1.15%	0
2013	10.690714	11.458870	7.19%	0
2012*	10.000000	10.690714	6.91%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.348010	15.200604	23.10%	0
2016	11.995274	12.348010	2.94%	0
2015	13.125019	11.995274	-8.61%	0
2014	12.543833	13.125019	4.63%	0
2013	9.952114	12.543833	26.04%	0
2012*	10.000000	9.952114	-0.48%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	18.375370	21.058560	14.60%	0
2016	18.157042	18.375370	1.20%	0
2015	18.642116	18.157042	-2.60%	0
2014	17.755849	18.642116	4.99%	0
2013	15.279115	17.755849	16.21%	0
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.592149	9.617165	0.26%	0
2016	9.673075	9.592149	-0.84%	0
2015*	10.000000	9.673075	-3.27%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	24.847044	31.334421	26.11%	0
2016	25.125338	24.847044	-1.11%	0
2015	23.140039	25.125338	8.58%	0
2014	21.993343	23.140039	5.21%	0
2013	17.322864	21.993343	26.96%	0
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.372882	21.611617	40.58%	0
2016	13.918869	15.372882	10.45%	0
2015	13.712332	13.918869	1.51%	0
2014	12.927913	13.712332	6.07%	0
2013	9.843691	12.927913	31.33%	0
2012*	10.000000	9.843691	-1.56%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	18.578557	23.575053	26.89%	0
2016	20.528691	18.578557	-9.50%	0
2015	23.207427	20.528691	-11.54%	0
2014	27.219707	23.207427	-14.74%	0
2013	24.554547	27.219707	10.85%	0
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.489563	10.527500	24.01%	0
2016	7.245609	8.489563	17.17%	0
2015	9.344028	7.245609	-22.46%	0
2014*	10.000000	9.344028	-6.56%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.860384	9.934980	0.76%	0
2016*	10.000000	9.860384	-1.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.449438	15.257322	22.55%	0
2016	11.795518	12.449438	5.54%	0
2015	12.427060	11.795518	-5.08%	0
2014	13.849544	12.427060	-10.27%	0
2013	10.110253	13.849544	36.99%	0
2012*	10.000000	10.110253	1.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.969112	26.147814	13.84%	0
2016	20.810563	22.969112	10.37%	0
2015	21.656497	20.810563	-3.91%	0
2014	20.259305	21.656497	6.90%	0
2013	15.402713	20.259305	31.53%	0
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.365853	17.673900	23.03%	0
2016	14.261028	14.365853	0.74%	0
2015	13.828085	14.261028	3.13%	0
2014	14.096094	13.828085	-1.90%	0
2013	11.385418	14.096094	23.81%	0
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.867777	12.262764	24.27%	0
2016	9.610658	9.867777	2.68%	0
2015*	10.000000	9.610658	-3.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	10.739534	11.032367	2.73%	0
2016	10.457899	10.739534	2.69%	0
2015	10.871845	10.457899	-3.81%	0
2014	10.419751	10.871845	4.34%	0
2013	10.804720	10.419751	-3.56%	0
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	19.048541	20.250022	6.31%	0
2016	17.757108	19.048541	7.27%	0
2015	18.524154	17.757108	-4.14%	0
2014	18.560654	18.524154	-0.20%	0
2013	20.971214	18.560654	-11.49%	0
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.068082	9.900343	9.18%	0
2016	8.130708	9.068082	11.53%	0
2015*	10.000000	8.130708	-18.69%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.170043	17.294458	14.00%	0
2016	14.087645	15.170043	7.68%	0
2015	15.644768	14.087645	-9.95%	0
2014	16.468691	15.644768	-5.00%	0
2013	12.869688	16.468691	27.96%	0
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.094436	23.242098	5.19%	0
2016	18.946246	22.094436	16.62%	0
2015	20.440262	18.946246	-7.31%	0
2014	18.656728	20.440262	9.56%	0
2013	14.607016	18.656728	27.72%	0
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.080339	14.693144	12.33%	0
2016	12.370416	13.080339	5.74%	0
2015	12.628742	12.370416	-2.05%	0
2014	12.400494	12.628742	1.84%	0
2013	10.369372	12.400494	19.59%	0
2012	9.238780	10.369372	12.24%	0
2011	9.436223	9.238780	-2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.766930	9.779028	0.12%	0
2016	9.808193	9.766930	-0.42%	0
2015	10.134970	9.808193	-3.22%	0
2014	9.952899	10.134970	1.83%	0
2013	10.531816	9.952899	-5.50%	0
2012	10.344579	10.531816	1.81%	0
2011	10.086265	10.344579	2.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.416343	17.045623	27.05%	0
2016	13.804244	13.416343	-2.81%	0
2015	13.357236	13.804244	3.35%	0
2014	13.522162	13.357236	-1.22%	0
2013	10.836445	13.522162	24.78%	0
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	13.951028	17.295911	23.98%	0
2016	13.186067	13.951028	5.80%	0
2015	12.772956	13.186067	3.23%	0
2014	12.185059	12.772956	4.82%	0
2013	9.691899	12.185059	25.72%	0
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.468972	14.748421	18.28%	0
2016	11.570593	12.468972	7.76%	0
2015	11.800261	11.570593	-1.95%	0
2014	11.036446	11.800261	6.92%	0
2013	8.556596	11.036446	28.98%	0
2012	7.535974	8.556596	13.54%	0
2011	7.946223	7.535974	-5.16%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	19.830888	22.640643	14.17%	0
2016	17.386950	19.830888	14.06%	0
2015	19.174170	17.386950	-9.32%	0
2014	18.147328	19.174170	5.66%	0
2013	13.827213	18.147328	31.24%	0
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.193837	10.562963	14.89%	0
2016	9.203593	9.193837	-0.11%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	16.286559	16.866906	3.56%	0
2016	14.706813	16.286559	10.74%	0
2015	15.567676	14.706813	-5.53%	0
2014	15.650022	15.567676	-0.53%	0
2013	15.068328	15.650022	3.86%	0
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.374048	14.976225	21.03%	0
2016	11.234128	12.374048	10.15%	0
2015	11.721432	11.234128	-4.16%	0
2014	11.340145	11.721432	3.36%	0
2013	8.144895	11.340145	39.23%	0
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.918021	15.981187	14.82%	0
2016	13.030052	13.918021	6.81%	0
2015	13.489503	13.030052	-3.41%	0
2014	12.584126	13.489503	7.19%	0
2013	9.363301	12.584126	34.40%	0
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.458032	13.316070	16.22%	0
2016	10.899773	11.458032	5.12%	0
2015	11.437545	10.899773	-4.70%	0
2014	11.283888	11.437545	1.36%	0
2013	8.984481	11.283888	25.59%	0
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.165600	12.136988	8.70%	0
2016	10.847365	11.165600	2.93%	0
2015	11.302639	10.847365	-4.03%	0
2014	11.172090	11.302639	1.17%	0
2013	10.045184	11.172090	11.22%	0
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.477596	12.894160	12.34%	0
2016	11.024385	11.477596	4.11%	0
2015	11.518452	11.024385	-4.29%	0
2014	11.341922	11.518452	1.56%	0
2013	9.643708	11.341922	17.61%	0
2012	8.749042	9.643708	10.23%	0
2011	9.341152	8.749042	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.412393	10.743152	3.18%	0
2016	10.260214	10.412393	1.48%	0
2015	10.655766	10.260214	-3.71%	0
2014	10.630634	10.655766	0.24%	0
2013	10.444219	10.630634	1.78%	0
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.090214	11.233764	11.33%	0
2016	9.853848	10.090214	2.40%	0
2015	10.614463	9.853848	-7.17%	0
2014	10.700906	10.614463	-0.81%	0
2013*	10.000000	10.700906	7.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.095587	11.536047	14.27%	0
2016	9.798220	10.095587	3.03%	0
2015	10.619213	9.798220	-7.73%	0
2014	10.837841	10.619213	-2.02%	0
2013*	10.000000	10.837841	8.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.350194	12.548820	10.56%	0
2016	10.961519	11.350194	3.55%	0
2015	11.422324	10.961519	-4.03%	0
2014	11.260973	11.422324	1.43%	0
2013	9.854584	11.260973	14.27%	0
2012	9.041621	9.854584	8.99%	0
2011	9.543286	9.041621	-5.26%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.423298	13.084037	14.54%	0
2016	10.944742	11.423298	4.37%	0
2015	11.456032	10.944742	-4.46%	0
2014	11.295107	11.456032	1.42%	0
2013	9.369661	11.295107	20.55%	0
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.994220	11.719684	6.60%	0
2016	10.692001	10.994220	2.83%	0
2015	11.141411	10.692001	-4.03%	0
2014	11.035497	11.141411	0.96%	0
2013	10.227334	11.035497	7.90%	0
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.760560	10.874923	1.06%	0
2016	10.563674	10.760560	1.86%	0
2015	10.987144	10.563674	-3.85%	0
2014	10.820644	10.987144	1.54%	0
2013	11.397967	10.820644	-5.07%	0
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.517390	11.593693	0.66%	0
2016	11.489320	11.517390	0.24%	0
2015	11.906262	11.489320	-3.50%	0
2014	11.703180	11.906262	1.74%	0
2013	12.317539	11.703180	-4.99%	0
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	10.232798	11.702164	14.36%	0
2016	9.469959	10.232798	8.06%	0
2015	10.081389	9.469959	-6.06%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.979409	11.019991	10.43%	0
2016	9.457791	9.979409	5.52%	0
2015	9.925172	9.457791	-4.71%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.509463	28.098166	37.00%	0
2016	19.670779	20.509463	4.26%	0
2015	24.209687	19.670779	-18.75%	0
2014	26.475931	24.209687	-8.56%	0
2013	27.178323	26.475931	-2.58%	0
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.130215	10.031963	-0.97%	0
2016	10.365761	10.130215	-2.27%	0
2015	10.698015	10.365761	-3.11%	0
2014	10.546966	10.698015	1.43%	0
2013	11.332825	10.546966	-6.93%	0
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.619246	7.422439	-2.58%	0
2016	7.853632	7.619246	-2.98%	0
2015	8.096524	7.853632	-3.00%	0
2014	8.346928	8.096524	-3.00%	0
2013	8.605080	8.346928	-3.00%	0
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.294563	8.992372	23.27%	0
2016	7.472191	7.294563	-2.38%	0
2015	7.959735	7.472191	-6.13%	0
2014	8.265458	7.959735	-3.70%	0
2013	7.248043	8.265458	14.04%	0
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.896468	9.533782	20.73%	0
2016	8.097650	7.896468	-2.48%	0
2015	8.465762	8.097650	-4.35%	0
2014	9.303329	8.465762	-9.00%	0
2013	7.925639	9.303329	17.38%	0
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	19.115038	21.960816	14.89%	0
2016	18.000254	19.115038	6.19%	0
2015	18.744126	18.000254	-3.97%	0
2014	18.406248	18.744126	1.84%	0
2013	14.912064	18.406248	23.43%	6,816
2012	13.264769	14.912064	12.42%	6,816
2011	14.233857	13.264769	-6.81%	6,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.060182	15.157811	7.81%	0
2016	13.634458	14.060182	3.12%	0
2015	14.080622	13.634458	-3.17%	0
2014	13.879695	14.080622	1.45%	0
2013	12.615384	13.879695	10.02%	0
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.220148	18.065146	11.37%	0
2016	15.519254	16.220148	4.52%	0
2015	16.084825	15.519254	-3.52%	0
2014	15.760844	16.084825	2.06%	0
2013	13.597372	15.760844	15.91%	0
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	11.326889	11.612441	2.52%	0
2016	11.198730	11.326889	1.14%	0
2015	11.514615	11.198730	-2.74%	0
2014	11.426214	11.514615	0.77%	0
2013	11.236665	11.426214	1.69%	0
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.079135	11.149564	10.62%	0
2016	9.828945	10.079135	2.55%	0
2015	10.472416	9.828945	-6.14%	0
2014	10.537541	10.472416	-0.62%	0
2013*	10.000000	10.537541	5.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.134492	11.499087	13.46%	0
2016	9.768066	10.134492	3.75%	0
2015	10.484909	9.768066	-6.84%	0
2014	10.625011	10.484909	-1.32%	0
2013*	10.000000	10.625011	6.25%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.428657	16.901961	9.55%	0
2016	14.844135	15.428657	3.94%	0
2015	15.354651	14.844135	-3.32%	0
2014	15.049793	15.354651	2.03%	0
2013	13.303145	15.049793	13.13%	0
2012	12.377314	13.303145	7.48%	0
2011	12.764449	12.377314	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.609138	19.931621	13.19%	0
2016	16.732960	17.609138	5.24%	0
2015	17.377351	16.732960	-3.71%	0
2014	17.068709	17.377351	1.81%	0
2013	14.378780	17.068709	18.71%	0
2012	13.031349	14.378780	10.34%	0
2011	13.725470	13.031349	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.438440	14.237279	5.94%	0
2016	13.105467	13.438440	2.54%	0
2015	13.514950	13.105467	-3.03%	0
2014	13.302470	13.514950	1.60%	0
2013	12.411272	13.302470	7.18%	0
2012	11.843812	12.411272	4.79%	0
2011	11.962522	11.843812	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	20.729280	25.552779	23.27%	0
2016	20.681030	20.729280	0.23%	0
2015	20.339767	20.681030	1.68%	0
2014	19.315021	20.339767	5.31%	0
2013	14.610546	19.315021	32.20%	0
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.849387	11.231974	14.04%	0
2016	9.353613	9.849387	5.30%	0
2015	9.864605	9.353613	-5.18%	0
2014*	10.000000	9.864605	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.431103	12.314689	18.06%	0
2016	9.771234	10.431103	6.75%	0
2015	10.059252	9.771234	-2.86%	0
2014*	10.000000	10.059252	0.59%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	28.600350	32.122890	12.32%	0
2016	24.509350	28.600350	16.69%	0
2015	25.924431	24.509350	-5.46%	0
2014	24.425298	25.924431	6.14%	0
2013	18.925689	24.425298	29.06%	0
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	12.229822	12.615122	3.15%	0
2016	11.603617	12.229822	5.40%	0
2015	12.318596	11.603617	-5.80%	0
2014	12.224811	12.318596	0.77%	0
2013	12.746263	12.224811	-4.09%	0
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.802670	10.720097	21.78%	0
2016	9.304155	8.802670	-5.39%	0
2015	9.655193	9.304155	-3.64%	0
2014	10.090308	9.655193	-4.31%	0
2013	8.591409	10.090308	17.45%	0
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	12.062113	14.338308	18.87%	0
2016	11.844155	12.062113	1.84%	0
2015	12.900254	11.844155	-8.19%	0
2014	14.724321	12.900254	-12.39%	0
2013	12.539913	14.724321	17.42%	0
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.757783	16.074270	26.00%	0
2016	12.894628	12.757783	-1.06%	0
2015	12.890036	12.894628	0.04%	0
2014	12.064346	12.890036	6.84%	0
2013	9.252936	12.064346	30.38%	0
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.901682	14.313306	10.94%	0
2016	11.460615	12.901682	12.57%	0
2015	12.235645	11.460615	-6.33%	0
2014	11.442029	12.235645	6.94%	0
2013	8.735768	11.442029	30.98%	0
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.843543	15.888643	23.71%	0
2016	12.483685	12.843543	2.88%	0
2015	12.914506	12.483685	-3.34%	0
2014	12.836513	12.914506	0.61%	0
2013	9.547400	12.836513	34.45%	0
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.692961	18.434720	10.43%	0
2016	14.633144	16.692961	14.08%	0
2015	15.534055	14.633144	-5.80%	0
2014	13.685181	15.534055	13.51%	0
2013	10.398302	13.685181	31.61%	0
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.483591	21.140967	20.92%	0
2016	16.678795	17.483591	4.83%	0
2015	17.104127	16.678795	-2.49%	0
2014	17.196692	17.104127	-0.54%	0
2013	12.315415	17.196692	39.64%	0
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	27.756424	29.283021	5.50%	0
2016	22.777867	27.756424	21.86%	0
2015	25.058549	22.777867	-9.10%	0
2014	24.196598	25.058549	3.56%	0
2013	17.814319	24.196598	35.83%	0
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	25.828808	28.363438	9.81%	0
2016	21.727091	25.828808	18.88%	0
2015	22.831888	21.727091	-4.84%	0
2014	23.408008	22.831888	-2.46%	0
2013	17.169135	23.408008	36.34%	0
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	17.856320	20.829241	16.65%	0
2016	16.559267	17.856320	7.83%	0
2015	16.959208	16.559267	-2.36%	0
2014	15.636081	16.959208	8.46%	0
2013	12.324642	15.636081	26.87%	0
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	12.009131	12.365630	2.97%	0
2016	11.550344	12.009131	3.97%	0
2015	12.622094	11.550344	-8.49%	0
2014	10.117831	12.622094	24.75%	0
2013	10.156538	10.117831	-0.38%	0
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.420831	15.782811	17.60%	0
2016	12.419355	13.420831	8.06%	0
2015	12.683872	12.419355	-2.09%	0
2014	11.563875	12.683872	9.69%	0
2013*	10.000000	11.563875	15.64%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	9.027764	8.895963	-1.46%	0
2016	9.079943	9.027764	-0.57%	0
2015	9.392823	9.079943	-3.33%	0
2014	9.635733	9.392823	-2.52%	0
2013	9.923297	9.635733	-2.90%	0
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.631808	15.099381	10.77%	0
2016	11.625738	13.631808	17.26%	0
2015	12.600530	11.625738	-7.74%	0
2014	12.424757	12.600530	1.41%	0
2013*	10.000000	12.424757	24.25%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.317704	14.664033	19.05%	0
2016	12.557627	12.317704	-1.91%	0
2015	13.471998	12.557627	-6.79%	0
2014	15.120708	13.471998	-10.90%	0
2013	12.979956	15.120708	16.49%	0
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	24.599495	29.725480	20.84%	0
2016	24.345031	24.599495	1.05%	0
2015	24.850862	24.345031	-2.04%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.270384	8.094429	-2.13%	0
2016	8.422764	8.270384	-1.81%	0
2015	8.667344	8.422764	-2.82%	0
2014	8.881243	8.667344	-2.41%	0
2013	9.099805	8.881243	-2.40%	0
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	21.116120	24.259820	14.89%	0
2016	19.813315	21.116120	6.58%	0
2015	20.521265	19.813315	-3.45%	0
2014	19.166097	20.521265	7.07%	0
2013	14.359005	19.166097	33.48%	0
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	22.701636	30.021622	32.24%	0
2016	23.438674	22.701636	-3.14%	0
2015	23.307716	23.438674	0.56%	0
2014	23.544570	23.307716	-1.01%	0
2013	19.113433	23.544570	23.18%	0
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.480346	9.751897	2.86%	0
2016	9.196558	9.480346	3.09%	0
2015	9.723338	9.196558	-5.42%	0
2014	9.780383	9.723338	-0.58%	0
2013	10.120033	9.780383	-3.36%	0
2012*	10.000000	10.120033	1.20%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.428295	10.338483	22.66%	0
2016	8.930750	8.428295	-5.63%	0
2015	8.929655	8.930750	0.01%	0
2014*	10.000000	8.929655	-10.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.568266	22.141008	13.15%	0
2016	18.123964	19.568266	7.97%	0
2015	18.121509	18.123964	0.01%	0
2014	16.921947	18.121509	7.09%	0
2013	13.272330	16.921947	27.50%	0
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	28.091023	31.041489	10.50%	0
2016	24.608346	28.091023	14.15%	0
2015	27.015914	24.608346	-8.91%	0
2014	24.944267	27.015914	8.31%	0
2013	18.286519	24.944267	36.41%	0
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.587365	10.544896	9.99%	0
2016	8.753358	9.587365	9.53%	0
2015	9.937255	8.753358	-11.91%	0
2014	10.198235	9.937255	-2.56%	0
2013	10.502179	10.198235	-2.89%	0
2012*	10.000000	10.502179	5.02%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.973093	10.620921	6.50%	0
2016	9.080815	9.973093	9.83%	0
2015	9.588452	9.080815	-5.29%	0
2014*	10.000000	9.588452	-4.12%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.698591	10.418391	7.42%	0
2016	9.715633	9.698591	-0.18%	0
2015	10.790365	9.715633	-9.96%	0
2014	11.090707	10.790365	-2.71%	0
2013	12.237338	11.090707	-9.37%	0
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	10.027202	9.849002	-1.78%	0
2016	10.203309	10.027202	-1.73%	0
2015	10.496959	10.203309	-2.80%	0
2014	10.741237	10.496959	-2.27%	0
2013	11.099224	10.741237	-3.23%	0
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.997851	9.922293	-0.76%	0
2016*	10.000000	9.997851	-0.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.765709	9.929866	1.68%	0
2016	9.813375	9.765709	-0.49%	0
2015	10.083037	9.813375	-2.67%	0
2014	9.979009	10.083037	1.04%	0
2013	10.503282	9.979009	-4.99%	0
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.135303	11.35%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.259442	13.028441	26.99%	0
2016*	10.000000	10.259442	2.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.825364	16.976893	22.80%	0
2016	14.610266	13.825364	-5.37%	0
2015	15.041140	14.610266	-2.86%	0
2014	16.633889	15.041140	-9.58%	0
2013	13.389484	16.633889	24.23%	0
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	24.905642	30.758316	23.50%	0
2016	28.755321	24.905642	-13.39%	0
2015	26.357737	28.755321	9.10%	0
2014	20.706840	26.357737	27.29%	0
2013	14.182607	20.706840	46.00%	0
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.142942	6.792661	-4.90%	0
2016	5.134263	7.142942	39.12%	0
2015	7.975181	5.134263	-35.62%	0
2014	10.194580	7.975181	-21.77%	0
2013	9.528859	10.194580	6.99%	0
2012*	10.000000	9.528859	-4.71%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.285887	6.947913	-4.64%	0
2016	5.226165	7.285887	39.41%	0
2015	8.096059	5.226165	-35.45%	0
2014	10.317992	8.096059	-21.53%	0
2013	9.623397	10.317992	7.22%	0
2012*	10.000000	9.623397	-3.77%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	19.716806	24.073094	22.09%	0
2016	18.863579	19.716806	4.52%	0
2015	20.024360	18.863579	-5.80%	0
2014	21.038947	20.024360	-4.82%	0
2013	14.437159	21.038947	45.73%	0
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.549891	11.694211	10.85%	0
2016	10.526508	10.549891	0.22%	0
2015	11.000729	10.526508	-4.31%	0
2014	10.888733	11.000729	1.03%	0
2013	10.033863	10.888733	8.52%	0
2012*	10.000000	10.033863	0.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.258437	22.145569	14.99%	0
2016	17.882843	19.258437	7.69%	0
2015	18.185978	17.882843	-1.67%	0
2014	17.163527	18.185978	5.96%	0
2013	13.153120	17.163527	30.49%	0
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	29.407470	32.177187	9.42%	0
2016	24.304208	29.407470	21.00%	0
2015	26.582638	24.304208	-8.57%	0
2014	25.167484	26.582638	5.62%	0
2013	18.860524	25.167484	33.44%	0
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.776051	10.831902	0.52%	0
2016	10.647001	10.776051	1.21%	0
2015	11.259939	10.647001	-5.44%	0
2014	11.243180	11.259939	0.15%	0
2013	12.671435	11.243180	-11.27%	0
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	772
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	18.661760	21.767077	16.64%	0
2016	17.002757	18.661760	9.76%	0
2015	18.647045	17.002757	-8.82%	0
2014	17.122173	18.647045	8.91%	0
2013	13.035142	17.122173	31.35%	0
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	22.647251	24.476685	8.08%	0
2016	19.033552	22.647251	18.99%	0
2015	19.947499	19.033552	-4.58%	0
2014	17.700579	19.947499	12.69%	0
2013	14.054728	17.700579	25.94%	0
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.860521	12.266788	12.95%	0
2016	9.651253	10.860521	12.53%	0
2015*	10.000000	9.651253	-3.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.388203	14.760551	10.25%	0
2016	13.302043	13.388203	0.65%	0
2015	13.859339	13.302043	-4.02%	0
2014	14.024408	13.859339	-1.18%	0
2013	12.642927	14.024408	10.93%	0
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.965951	10.346786	3.82%	0
2016	9.110708	9.965951	9.39%	0
2015*	10.000000	9.110708	-8.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.615352	9.621780	0.07%	0
2016	9.678990	9.615352	-0.66%	0
2015*	10.000000	9.678990	-3.21%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.086973	0.87%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.268028	15.460758	8.36%	0
2016	11.225839	14.268028	27.10%	0
2015	12.379083	11.225839	-9.32%	0
2014	12.089331	12.379083	2.40%	0
2013*	10.000000	12.089331	20.89%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.359085	12.670203	11.54%	0
2016	10.169414	11.359085	11.70%	0
2015	10.760147	10.169414	-5.49%	0
2014*	10.000000	10.760147	7.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.233466	32.949920	8.98%	0
2016	24.801007	30.233466	21.90%	0
2015	26.191501	24.801007	-5.31%	0
2014	25.699309	26.191501	1.92%	0
2013	18.837506	25.699309	36.43%	0
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	19.865209	23.347019	17.53%	0
2016	18.384881	19.865209	8.05%	0
2015	18.800019	18.384881	-2.21%	0
2014	17.144717	18.800019	9.65%	0
2013	13.426758	17.144717	27.69%	0
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	16.906135	20.819638	23.15%	0
2016	16.199800	16.906135	4.36%	0
2015	17.175600	16.199800	-5.68%	0
2014	16.429987	17.175600	4.54%	0
2013	14.025676	16.429987	17.14%	0
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	16.423805	19.805381	20.59%	0
2016	14.503879	16.423805	13.24%	0
2015	15.347340	14.503879	-5.50%	0
2014	15.623796	15.347340	-1.77%	0
2013	10.872320	15.623796	43.70%	0
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.930150	9.959543	0.30%	0
2016	9.400702	9.930150	5.63%	0
2015	9.793617	9.400702	-4.01%	0
2014*	10.000000	9.793617	-2.06%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.460072	11.223953	7.30%	0
2016	11.294308	10.460072	-7.39%	0
2015	12.450848	11.294308	-9.29%	0
2014	13.015810	12.450848	-4.34%	0
2013	11.562052	13.015810	12.57%	0
2012	10.839793	11.562052	6.66%	0
2011	11.831931	10.839793	-8.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.951858	11.016885	0.59%	0
2016	10.910118	10.951858	0.38%	0
2015	11.303035	10.910118	-3.48%	0
2014	11.262963	11.303035	0.36%	0
2013	11.530771	11.262963	-2.32%	0
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	12.800397	13.999391	9.37%	0
2016	12.545787	12.800397	2.03%	0
2015	13.009510	12.545787	-3.56%	0
2014	12.876533	13.009510	1.03%	0
2013	11.733185	12.876533	9.74%	0
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.353679	15.052998	12.73%	0
2016	13.017227	13.353679	2.58%	0
2015	13.488708	13.017227	-3.50%	0
2014	13.301806	13.488708	1.41%	0
2013	11.865053	13.301806	12.11%	0
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	14.000146	16.383630	17.02%	0
2016	13.574136	14.000146	3.14%	0
2015	14.075784	13.574136	-3.56%	0
2014	13.861149	14.075784	1.55%	0
2013	11.775961	13.861149	17.71%	0
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.312597	11.610513	12.59%	0
2016*	10.000000	10.312597	3.13%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	14.586209	13.750045	-5.73%	0
2016	11.268337	14.586209	29.44%	0
2015	14.666849	11.268337	-23.17%	0
2014	17.342881	14.666849	-15.43%	0
2013	14.409110	17.342881	20.36%	0
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.655863	20.376833	9.22%	0
2016	16.346233	18.655863	14.13%	0
2015	17.606834	16.346233	-7.16%	0
2014	16.741159	17.606834	5.17%	0
2013	13.508471	16.741159	23.93%	0
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.129821	12.584061	13.07%	0
2016*	10.000000	11.129821	11.30%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	18.746834	24.505665	30.72%	0
2016	19.229226	18.746834	-2.51%	0
2015	18.553177	19.229226	3.64%	0
2014	17.238380	18.553177	7.63%	0
2013	13.073741	17.238380	31.85%	0
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.165322	11.257877	0.83%	0
2016	11.022036	11.165322	1.30%	0
2015	11.466249	11.022036	-3.87%	0
2014	11.197875	11.466249	2.40%	0
2013	11.794072	11.197875	-5.06%	0
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	30.887554	36.098965	16.87%	0
2016	28.462824	30.887554	8.52%	0
2015	29.844512	28.462824	-4.63%	0
2014	29.032384	29.844512	2.80%	0
2013	22.039585	29.032384	31.73%	0
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	16.497650	20.793050	26.04%	0
2016	17.961543	16.497650	-8.15%	0
2015	17.935499	17.961543	0.15%	0
2014	20.173743	17.935499	-11.09%	0
2013	15.985610	20.173743	26.20%	0
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	22.864933	26.400959	15.46%	0
2016	21.581295	22.864933	5.95%	0
2015	22.993994	21.581295	-6.14%	0
2014	22.267152	22.993994	3.26%	0
2013	17.642135	22.267152	26.22%	0
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.214263	12.175721	8.57%	0
2016	10.219102	11.214263	9.74%	0
2015	11.239009	10.219102	-9.07%	0
2014	11.271598	11.239009	-0.29%	0
2013	9.393180	11.271598	20.00%	0
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.096708	13.926775	6.34%	0
2016	11.846221	13.096708	10.56%	0
2015	13.146406	11.846221	-9.89%	0
2014	12.961709	13.146406	1.42%	0
2013	11.733565	12.961709	10.47%	0
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	20.327365	23.761341	16.89%	0
2016	18.066633	20.327365	12.51%	0
2015	19.340608	18.066633	-6.59%	0
2014	18.348494	19.340608	5.41%	0
2013	14.592909	18.348494	25.74%	0
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	28.031346	30.073891	7.29%	0
2016	22.206674	28.031346	26.23%	0
2015	24.732501	22.206674	-10.21%	0
2014	25.365995	24.732501	-2.50%	0
2013	19.204228	25.365995	32.09%	0
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	209
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.196516	11.158973	36.14%	0
2016	7.198050	8.196516	13.87%	0
2015	9.235167	7.198050	-22.06%	0
2014*	10.000000	9.235167	-7.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	16.283743	18.424220	13.14%	0
2016	15.670226	16.283743	3.92%	0
2015	17.285811	15.670226	-9.35%	0
2014	20.063371	17.285811	-13.84%	0
2013	16.828543	20.063371	19.22%	0
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.146896	9.039465	-1.17%	0
2016	9.164527	9.146896	-0.19%	0
2015	9.878169	9.164527	-7.22%	0
2014*	10.000000	9.878169	-1.22%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.353706	11.355116	9.67%	0
2016	10.234556	10.353706	1.16%	0
2015	11.208650	10.234556	-8.69%	0
2014	11.122430	11.208650	0.78%	0
2013	10.101766	11.122430	10.10%	0
2012*	10.000000	10.101766	1.02%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.465111	9.514451	0.52%	0
2016	9.809500	9.465111	-3.51%	0
2015	9.934431	9.809500	-1.26%	0
2014	9.790740	9.934431	1.47%	0
2013*	10.000000	9.790740	-2.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.605973	16.757900	23.17%	0
2016	13.755377	13.605973	-1.09%	0
2015	13.544767	13.755377	1.55%	0
2014	12.915840	13.544767	4.87%	0
2013	9.529571	12.915840	35.53%	0
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.603156	14.010531	11.17%	0
2016	11.486580	12.603156	9.72%	0
2015	12.377883	11.486580	-7.20%	0
2014	12.256301	12.377883	0.99%	0
2013	9.840633	12.256301	24.55%	0
2012*	10.000000	9.840633	-1.59%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.710563	15.052908	18.43%	0
2016	13.034755	12.710563	-2.49%	0
2015	13.306266	13.034755	-2.04%	0
2014	12.744679	13.306266	4.41%	0
2013	9.623018	12.744679	32.44%	0
2012*	10.000000	9.623018	-3.77%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	12.005787	13.767871	14.68%	0
2016	12.708869	12.005787	-5.53%	0
2015	14.302647	12.708869	-11.14%	0
2014	15.572747	14.302647	-8.16%	0
2013	12.836378	15.572747	21.32%	0
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.550252	11.946918	3.43%	0
2016	10.252867	11.550252	12.65%	0
2015	11.311292	10.252867	-9.36%	0
2014	11.449047	11.311292	-1.20%	0
2013	10.687055	11.449047	7.13%	0
2012*	10.000000	10.687055	6.87%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.318346	15.156288	23.04%	0
2016	11.972628	12.318346	2.89%	0
2015	13.106993	11.972628	-8.65%	0
2014	12.533070	13.106993	4.58%	0
2013	9.948703	12.533070	25.98%	0
2012*	10.000000	9.948703	-0.51%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	18.246431	20.900058	14.54%	0
2016	18.038899	18.246431	1.15%	0
2015	18.530365	18.038899	-2.65%	0
2014	17.658514	18.530365	4.94%	0
2013	15.203191	17.658514	16.15%	0
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.583912	9.603967	0.21%	0
2016	9.669737	9.583912	-0.89%	0
2015*	10.000000	9.669737	-3.30%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	24.672459	31.098270	26.04%	0
2016	24.961639	24.672459	-1.16%	0
2015	23.001136	24.961639	8.52%	0
2014	21.872594	23.001136	5.16%	0
2013	17.236643	21.872594	26.90%	0
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.335909	21.548580	40.51%	0
2016	13.892532	15.335909	10.39%	0
2015	13.693442	13.892532	1.45%	0
2014	12.916761	13.693442	6.01%	0
2013	9.840267	12.916761	31.26%	0
2012*	10.000000	9.840267	-1.60%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	18.448097	23.397487	26.83%	0
2016	20.395030	18.448097	-9.55%	0
2015	23.068237	20.395030	-11.59%	0
2014	27.070423	23.068237	-14.78%	0
2013	24.432469	27.070423	10.80%	0
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.477909	10.507639	23.94%	0
2016	7.239378	8.477909	17.11%	0
2015	9.340812	7.239378	-22.50%	0
2014*	10.000000	9.340812	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.857031	9.926484	0.70%	0
2016*	10.000000	9.857031	-1.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.419523	15.212845	22.49%	0
2016	11.773223	12.419523	5.49%	0
2015	12.409980	11.773223	-5.13%	0
2014	13.837656	12.409980	-10.32%	0
2013	10.106769	13.837656	36.91%	0
2012*	10.000000	10.106769	1.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.807935	25.951000	13.78%	0
2016	20.675168	22.807935	10.32%	0
2015	21.526686	20.675168	-3.96%	0
2014	20.148253	21.526686	6.84%	0
2013	15.326175	20.148253	31.46%	0
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	1,248
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.316616	17.604271	22.96%	0
2016	14.219455	14.316616	0.68%	0
2015	13.794878	14.219455	3.08%	0
2014	14.069493	13.794878	-1.95%	0
2013	11.369796	14.069493	23.74%	0
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.858811	12.245338	24.21%	0
2016	9.606865	9.858811	2.62%	0
2015*	10.000000	9.606865	-3.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	10.664130	10.949282	2.67%	0
2016	10.389807	10.664130	2.64%	0
2015	10.806634	10.389807	-3.86%	0
2014	10.362594	10.806634	4.29%	0
2013	10.751000	10.362594	-3.61%	0
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	1,845
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	18.911554	20.094053	6.25%	0
2016	17.638473	18.911554	7.22%	0
2015	18.409885	17.638473	-4.19%	0
2014	18.455665	18.409885	-0.25%	0
2013	20.863362	18.455665	-11.54%	0
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.060273	9.886738	9.12%	0
2016	8.127897	9.060273	11.47%	0
2015*	10.000000	8.127897	-18.72%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.121911	17.230736	13.95%	0
2016	14.050173	15.121911	7.63%	0
2015	15.611211	14.050173	-10.00%	0
2014	16.441846	15.611211	-5.05%	0
2013	12.855326	16.441846	27.90%	0
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	22.007261	23.138509	5.14%	0
2016	18.881193	22.007261	16.56%	0
2015	20.380599	18.881193	-7.36%	0
2014	18.611870	20.380599	9.50%	0
2013	14.579411	18.611870	27.66%	0
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	13.008639	14.605094	12.27%	0
2016	12.308928	13.008639	5.68%	0
2015	12.572444	12.308928	-2.10%	0
2014	12.351582	12.572444	1.79%	0
2013	10.333789	12.351582	19.53%	0
2012	9.211825	10.333789	12.18%	15,475
2011	9.413537	9.211825	-2.14%	15,870
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.713387	9.720417	0.07%	0
2016	9.759443	9.713387	-0.47%	0
2015	10.089808	9.759443	-3.27%	0
2014	9.913650	10.089808	1.78%	0
2013	10.495688	9.913650	-5.55%	0
2012	10.314426	10.495688	1.76%	14,916
2011	10.062028	10.314426	2.51%	14,100
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.342748	16.943425	26.99%	0
2016	13.735591	13.342748	-2.86%	0
2015	13.297663	13.735591	3.29%	0
2014	13.468805	13.297663	-1.27%	0
2013	10.799245	13.468805	24.72%	0
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	447
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	13.874468	17.192163	23.91%	0
2016	13.120451	13.874468	5.75%	0
2015	12.715952	13.120451	3.18%	0
2014	12.136934	12.715952	4.77%	0
2013	9.658598	12.136934	25.66%	0
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	1,348
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.406973	14.667543	18.22%	0
2016	11.518995	12.406973	7.71%	0
2015	11.753695	11.518995	-2.00%	0
2014	10.998568	11.753695	6.87%	0
2013	8.531634	10.998568	28.92%	0
2012	7.517865	8.531634	13.48%	19,353
2011	7.931212	7.517865	-5.21%	19,918

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	19.691644	22.470112	14.11%	0
2016	17.273745	19.691644	14.00%	0
2015	19.059146	17.273745	-9.37%	0
2014	18.047765	19.059146	5.60%	0
2013	13.758441	18.047765	31.18%	0
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.186882	10.549553	14.83%	0
2016	9.201366	9.186882	-0.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	16.172215	16.739873	3.51%	0
2016	14.611067	16.172215	10.68%	0
2015	15.474306	14.611067	-5.58%	0
2014	15.564190	15.474306	-0.58%	0
2013	14.993409	15.564190	3.81%	0
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.318881	14.901792	20.97%	0
2016	11.189784	12.318881	10.09%	0
2015	11.681180	11.189784	-4.21%	0
2014	11.307031	11.681180	3.31%	0
2013	8.125299	11.307031	39.16%	0
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.856005	15.901799	14.76%	0
2016	12.978657	13.856005	6.76%	0
2015	13.443235	12.978657	-3.46%	0
2014	12.547424	13.443235	7.14%	0
2013	9.340799	12.547424	34.33%	0
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.406943	13.249880	16.16%	0
2016	10.856750	11.406943	5.07%	0
2015	11.398284	10.856750	-4.75%	0
2014	11.250961	11.398284	1.31%	0
2013	8.962878	11.250961	25.53%	0
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.115828	12.076688	8.64%	0
2016	10.804563	11.115828	2.88%	0
2015	11.263840	10.804563	-4.08%	0
2014	11.139484	11.263840	1.12%	0
2013	10.021027	11.139484	11.16%	14,930
2012	9.307529	10.021027	7.67%	26,285
2011	9.730598	9.307529	-4.35%	27,038
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.426433	12.830095	12.28%	0
2016	10.980884	11.426433	4.06%	0
2015	11.478924	10.980884	-4.34%	0
2014	11.308823	11.478924	1.50%	0
2013	9.620518	11.308823	17.55%	0
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.365989	10.689795	3.12%	0
2016	10.219745	10.365989	1.43%	0
2015	10.619217	10.219745	-3.76%	0
2014	10.599632	10.619217	0.18%	0
2013	10.419126	10.599632	1.73%	0
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.071169	11.206801	11.28%	0
2016	9.840296	10.071169	2.35%	0
2015	10.605328	9.840296	-7.21%	0
2014	10.697221	10.605328	-0.86%	0
2013*	10.000000	10.697221	6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.076535	11.508361	14.21%	0
2016	9.784764	10.076535	2.98%	0
2015	10.610092	9.784764	-7.78%	0
2014	10.834111	10.610092	-2.07%	0
2013*	10.000000	10.834111	8.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.299640	12.486500	10.50%	0
2016	10.918289	11.299640	3.49%	0
2015	11.383151	10.918289	-4.08%	1,124
2014	11.228131	11.383151	1.38%	4,626
2013	9.830904	11.228131	14.21%	7,266
2012	9.024550	9.830904	8.94%	11,424
2011	9.530159	9.024550	-5.31%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.372395	13.019041	14.48%	8,617
2016	10.901575	11.372395	4.32%	9,074
2015	11.416740	10.901575	-4.51%	9,586
2014	11.262180	11.416740	1.37%	10,073
2013	9.347149	11.262180	20.49%	10,552
2012	8.414537	9.347149	11.08%	11,006
2011	9.104057	8.414537	-7.57%	11,446
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.945221	11.661449	6.54%	0
2016	10.649816	10.945221	2.77%	0
2015	11.103166	10.649816	-4.08%	0
2014	11.003297	11.103166	0.91%	0
2013	10.202757	11.003297	7.85%	0
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.712607	10.820893	1.01%	0
2016	10.522007	10.712607	1.81%	0
2015	10.949455	10.522007	-3.90%	0
2014	10.789088	10.949455	1.49%	0
2013	11.370583	10.789088	-5.11%	0
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.466042	11.536066	0.61%	0
2016	11.443980	11.466042	0.19%	0
2015	11.865400	11.443980	-3.55%	0
2014	11.669032	11.865400	1.68%	0
2013	12.287936	11.669032	-5.04%	0
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.791029	11.191201	14.30%	0
2016	9.065793	9.791029	8.00%	0
2015*	10.000000	9.065793	-9.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.767982	10.780983	10.37%	0
2016	9.262176	9.767982	5.46%	0
2015*	10.000000	9.262176	-7.38%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.365434	27.886537	36.93%	0
2016	19.542672	20.365434	4.21%	0
2015	24.064443	19.542672	-18.79%	0
2014	26.330667	24.064443	-8.61%	0
2013	27.043150	26.330667	-2.63%	0
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	10.059049	9.956371	-1.02%	0
2016	10.298243	10.059049	-2.32%	0
2015	10.633812	10.298243	-3.16%	0
2014	10.489087	10.633812	1.38%	0
2013	11.276444	10.489087	-6.98%	0
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.564773	7.365582	-2.63%	0
2016	7.801511	7.564773	-3.03%	0
2015	8.046939	7.801511	-3.05%	0
2014	8.300090	8.046939	-3.05%	0
2013	8.561207	8.300090	-3.05%	0
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	840
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.261983	8.947616	23.21%	0
2016	7.442643	7.261983	-2.43%	0
2015	7.932357	7.442643	-6.17%	0
2014	8.241281	7.932357	-3.75%	0
2013	7.230571	8.241281	13.98%	0
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.853117	9.476581	20.67%	0
2016	8.057344	7.853117	-2.53%	0
2015	8.427969	8.057344	-4.40%	0
2014	9.266579	8.427969	-9.05%	0
2013	7.898414	9.266579	17.32%	0
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.980829	21.795425	14.83%	0
2016	17.883065	18.980829	6.14%	0
2015	18.631703	17.883065	-4.02%	0
2014	18.305287	18.631703	1.78%	0
2013	14.837917	18.305287	23.37%	0
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	14.004768	15.090314	7.75%	0
2016	13.587697	14.004768	3.07%	0
2015	14.039561	13.587697	-3.22%	0
2014	13.846341	14.039561	1.40%	0
2013	12.591560	13.846341	9.97%	12,451
2012	11.874114	12.591560	6.04%	14,852
2011	12.139422	11.874114	-2.19%	14,852
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.156152	17.984629	11.32%	0
2016	15.465974	16.156152	4.46%	0
2015	16.037874	15.465974	-3.57%	0
2014	15.722960	16.037874	2.00%	0
2013	13.571678	15.722960	15.85%	0
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	11.247365	11.524992	2.47%	0
2016	11.125817	11.247365	1.09%	0
2015	11.445546	11.125817	-2.79%	0
2014	11.363534	11.445546	0.72%	0
2013	11.180794	11.363534	1.63%	0
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.060102	11.122787	10.56%	0
2016	9.815428	10.060102	2.49%	0
2015	10.463419	9.815428	-6.19%	0
2014	10.533917	10.463419	-0.67%	0
2013*	10.000000	10.533917	5.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.115365	11.471489	13.41%	0
2016	9.754640	10.115365	3.70%	0
2015	10.475901	9.754640	-6.88%	0
2014	10.621352	10.475901	-1.37%	0
2013*	10.000000	10.621352	6.21%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.320368	16.774705	9.49%	0
2016	14.747530	15.320368	3.88%	0
2015	15.262599	14.747530	-3.37%	0
2014	14.967274	15.262599	1.97%	0
2013	13.237023	14.967274	13.07%	0
2012	12.322168	13.237023	7.42%	2,245
2011	12.714116	12.322168	-3.08%	2,363
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.485485	19.781480	13.13%	5,066
2016	16.624001	17.485485	5.18%	5,066
2015	17.273104	16.624001	-3.76%	5,066
2014	16.975067	17.273104	1.76%	5,066
2013	14.307265	16.975067	18.65%	5,066
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	4,380
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.344088	14.130052	5.89%	0
2016	13.020136	13.344088	2.49%	0
2015	13.433873	13.020136	-3.08%	0
2014	13.229488	13.433873	1.54%	0
2013	12.349536	13.229488	7.13%	0
2012	11.791003	12.349536	4.74%	2,390
2011	11.915311	11.791003	-1.04%	2,472
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	20.647533	25.438947	23.21%	0
2016	20.610086	20.647533	0.18%	0
2015	20.280446	20.610086	1.63%	0
2014	19.268622	20.280446	5.25%	0
2013	14.582959	19.268622	32.13%	0
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.836886	11.211961	13.98%	0
2016	9.346545	9.836886	5.25%	0
2015	9.862241	9.346545	-5.23%	0
2014*	10.000000	9.862241	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.417856	12.292727	18.00%	0
2016	9.763843	10.417856	6.70%	0
2015	10.056828	9.763843	-2.91%	0
2014*	10.000000	10.056828	0.57%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	28.399575	31.881011	12.26%	0
2016	24.349807	28.399575	16.63%	0
2015	25.768956	24.349807	-5.51%	0
2014	24.291337	25.768956	6.08%	0
2013	18.831589	24.291337	28.99%	0
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	664
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	12.143964	12.520116	3.10%	0
2016	11.528081	12.143964	5.34%	0
2015	12.244713	11.528081	-5.85%	0
2014	12.157755	12.244713	0.72%	0
2013	12.682874	12.157755	-4.14%	0
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.763417	10.666796	21.72%	0
2016	9.267441	8.763417	-5.44%	0
2015	9.622059	9.267441	-3.69%	0
2014	10.060856	9.622059	-4.36%	0
2013	8.570752	10.060856	17.39%	0
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	11.977401	14.230302	18.81%	0
2016	11.767015	11.977401	1.79%	0
2015	12.822857	11.767015	-8.23%	0
2014	14.643538	12.822857	-12.43%	0
2013	12.477550	14.643538	17.36%	0
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.700901	15.994388	25.93%	0
2016	12.843726	12.700901	-1.11%	0
2015	12.845773	12.843726	-0.02%	0
2014	12.029119	12.845773	6.79%	0
2013	9.230692	12.029119	30.32%	0
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.844140	14.242149	10.88%	0
2016	11.415373	12.844140	12.52%	0
2015	12.193617	11.415373	-6.38%	0
2014	11.408621	12.193617	6.88%	0
2013	8.714752	11.408621	30.91%	0
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.786289	15.809688	23.65%	0
2016	12.434419	12.786289	2.83%	0
2015	12.870170	12.434419	-3.39%	0
2014	12.799047	12.870170	0.56%	0
2013	9.524438	12.799047	34.38%	0
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.618502	18.343074	10.38%	0
2016	14.575363	16.618502	14.02%	0
2015	15.480695	14.575363	-5.85%	0
2014	13.645203	15.480695	13.45%	0
2013	10.373270	13.645203	31.54%	0
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.360884	20.981819	20.86%	0
2016	16.570251	17.360884	4.77%	0
2015	17.001590	16.570251	-2.54%	0
2014	17.102418	17.001590	-0.59%	0
2013	12.254205	17.102418	39.56%	0
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	27.561537	29.062470	5.45%	0
2016	22.629573	27.561537	21.79%	0
2015	24.908256	22.629573	-9.15%	0
2014	24.063885	24.908256	3.51%	0
2013	17.725756	24.063885	35.76%	0
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	25.647465	28.149831	9.76%	0
2016	21.585638	25.647465	18.82%	0
2015	22.694946	21.585638	-4.89%	0
2014	23.279617	22.694946	-2.51%	0
2013	17.083758	23.279617	36.27%	0
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	17.730931	20.672371	16.59%	0
2016	16.451439	17.730931	7.78%	0
2015	16.857465	16.451439	-2.41%	0
2014	15.550299	16.857465	8.41%	0
2013	12.263337	15.550299	26.80%	0
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.955587	12.304173	2.92%	0
2016	11.504750	11.955587	3.92%	0
2015	12.578752	11.504750	-8.54%	0
2014	10.088284	12.578752	24.69%	0
2013	10.132104	10.088284	-0.43%	0
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.395515	15.744951	17.54%	0
2016	12.402296	13.395515	8.01%	0
2015	12.672983	12.402296	-2.14%	0
2014	11.559898	12.672983	9.63%	0
2013*	10.000000	11.559898	15.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.987525	8.851757	-1.51%	0
2016	9.044133	8.987525	-0.63%	0
2015	9.360609	9.044133	-3.38%	0
2014	9.607633	9.360609	-2.57%	0
2013	9.899460	9.607633	-2.95%	0
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.606058	15.063104	10.71%	0
2016	11.609739	13.606058	17.20%	0
2015	12.589683	11.609739	-7.78%	0
2014	12.420478	12.589683	1.36%	0
2013*	10.000000	12.420478	24.20%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.269100	14.598672	18.99%	0
2016	12.514512	12.269100	-1.96%	0
2015	13.432675	12.514512	-6.84%	0
2014	15.084360	13.432675	-10.95%	0
2013	12.955429	15.084360	16.43%	0
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	24.422615	29.496577	20.78%	0
2016	24.182416	24.422615	0.99%	0
2015	24.697603	24.182416	-2.09%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.212329	8.033487	-2.18%	0
2016	8.367936	8.212329	-1.86%	0
2015	8.615361	8.367936	-2.87%	0
2014	8.832529	8.615361	-2.46%	0
2013	9.054568	8.832529	-2.45%	0
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	1,251
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.967873	24.077120	14.83%	0
2016	19.684339	20.967873	6.52%	0
2015	20.398187	19.684339	-3.50%	0
2014	19.060973	20.398187	7.02%	0
2013	14.287610	19.060973	33.41%	0
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	22.542262	29.795556	32.18%	0
2016	23.286101	22.542262	-3.19%	0
2015	23.167940	23.286101	0.51%	0
2014	23.415441	23.167940	-1.06%	0
2013	19.018403	23.415441	23.12%	0
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.459972	9.725930	2.81%	0
2016	9.181504	9.459972	3.03%	0
2015	9.712432	9.181504	-5.47%	0
2014	9.774438	9.712432	-0.63%	0
2013	10.119092	9.774438	-3.41%	0
2012*	10.000000	10.119092	1.19%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.416718	10.318971	22.60%	0
2016	8.923071	8.416718	-5.67%	0
2015	8.926577	8.923071	-0.04%	0
2014*	10.000000	8.926577	-10.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.430843	21.974235	13.09%	0
2016	18.005939	19.430843	7.91%	0
2015	18.012794	18.005939	-0.04%	0
2014	16.829103	18.012794	7.03%	0
2013	13.206306	16.829103	27.43%	0
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	27.893861	30.807771	10.45%	0
2016	24.448184	27.893861	14.09%	0
2015	26.853920	24.448184	-8.96%	0
2014	24.807488	26.853920	8.25%	0
2013	18.195616	24.807488	36.34%	0
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.564370	10.514202	9.93%	0
2016	8.736845	9.564370	9.47%	0
2015	9.923620	8.736845	-11.96%	0
2014	10.189492	9.923620	-2.61%	0
2013	10.498583	10.189492	-2.94%	0
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.959379	10.600859	6.44%	0
2016	9.072995	9.959379	9.77%	0
2015	9.585139	9.072995	-5.34%	0
2014*	10.000000	9.585139	-4.15%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.660329	10.371950	7.37%	0
2016	9.682275	9.660329	-0.23%	0
2015	10.758866	9.682275	-10.01%	0
2014	11.064034	10.758866	-2.76%	0
2013	12.214210	11.064034	-9.42%	0
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.987673	9.805131	-1.83%	0
2016	10.168315	9.987673	-1.78%	0
2015	10.466349	10.168315	-2.85%	0
2014	10.715431	10.466349	-2.32%	0
2013	11.078266	10.715431	-3.28%	0
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.994396	9.913761	-0.81%	0
2016*	10.000000	9.994396	-0.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.737248	9.895849	1.63%	0
2016	9.789800	9.737248	-0.54%	0
2015	10.064005	9.789800	-2.72%	0
2014	9.965312	10.064005	0.99%	0
2013	10.494265	9.965312	-5.04%	0
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.131499	11.31%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.257019	13.018670	26.92%	0
2016*	10.000000	10.257019	2.57%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.728234	16.848957	22.73%	0
2016	14.515090	13.728234	-5.42%	0
2015	14.950864	14.515090	-2.91%	0
2014	16.542582	14.950864	-9.62%	0
2013	13.322836	16.542582	24.17%	0
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	24.820266	30.637124	23.44%	0
2016	28.671500	24.820266	-13.43%	0
2015	26.294452	28.671500	9.04%	0
2014	20.667758	26.294452	27.22%	0
2013	14.163131	20.667758	45.93%	0
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.125789	6.772876	-4.95%	0
2016	5.124559	7.125789	39.05%	0
2015	7.964219	5.124559	-35.66%	0
2014	10.185823	7.964219	-21.81%	0
2013	9.525583	10.185823	6.93%	0
2012*	10.000000	9.525583	-4.74%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.268338	6.927623	-4.69%	0
2016	5.216266	7.268338	39.34%	0
2015	8.084913	5.216266	-35.48%	0
2014	10.309111	8.084913	-21.58%	0
2013	9.620077	10.309111	7.16%	0
2012*	10.000000	9.620077	-3.80%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	19.593962	23.910820	22.03%	0
2016	18.755685	19.593962	4.47%	0
2015	19.920093	18.755685	-5.85%	0
2014	20.940198	19.920093	-4.87%	0
2013	14.376800	20.940198	45.65%	0
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.524531	11.660112	10.79%	0
2016	10.506606	10.524531	0.17%	0
2015	10.985600	10.506606	-4.36%	0
2014	10.879370	10.985600	0.98%	0
2013	10.030410	10.879370	8.46%	0
2012*	10.000000	10.030410	0.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	19.123127	21.978685	14.93%	0
2016	17.766334	19.123127	7.64%	0
2015	18.076816	17.766334	-1.72%	0
2014	17.069308	18.076816	5.90%	0
2013	13.087650	17.069308	30.42%	0
2012	11.520626	13.087650	13.60%	0
2011	11.208033	11.520626	2.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	29.200915	31.934749	9.36%	0
2016	24.145917	29.200915	20.94%	0
2015	26.423133	24.145917	-8.62%	0
2014	25.029375	26.423133	5.57%	0
2013	18.766693	25.029375	33.37%	0
2012	16.348953	18.766693	14.79%	0
2011	18.463065	16.348953	-11.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.698520	10.748449	0.47%	0
2016	10.575839	10.698520	1.16%	0
2015	11.190451	10.575839	-5.49%	0
2014	11.179558	11.190451	0.10%	0
2013	12.606234	11.179558	-11.32%	0
2012	12.115666	12.606234	4.05%	0
2011	11.188033	12.115666	8.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	18.530647	21.603039	16.58%	0
2016	16.891981	18.530647	9.70%	0
2015	18.535112	16.891981	-8.86%	0
2014	17.028175	18.535112	8.85%	0
2013	12.970260	17.028175	31.29%	0
2012	11.695303	12.970260	10.90%	0
2011	11.733445	11.695303	-0.33%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	22.511354	24.317303	8.02%	0
2016	18.929069	22.511354	18.92%	0
2015	19.848244	18.929069	-4.63%	0
2014	17.621595	19.848244	12.64%	0
2013	13.999232	17.621595	25.88%	0
2012	12.430915	13.999232	12.62%	0
2011	12.936880	12.430915	-3.91%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.851196	12.249964	12.89%	0
2016	9.647922	10.851196	12.47%	0
2015*	10.000000	9.647922	-3.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.335387	14.694772	10.19%	0
2016	13.256385	13.335387	0.60%	0
2015	13.818898	13.256385	-4.07%	0
2014	13.990704	13.818898	-1.23%	0
2013	12.619038	13.990704	10.87%	0
2012	11.843295	12.619038	6.55%	0
2011	12.683088	11.843295	-6.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.957389	10.332589	3.77%	0
2016	9.107568	9.957389	9.33%	0
2015*	10.000000	9.107568	-8.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.607094	9.608571	0.02%	0
2016	9.675655	9.607094	-0.71%	0
2015*	10.000000	9.675655	-3.24%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.083538	0.84%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.241083	15.423625	8.30%	0
2016	11.210406	14.241083	27.03%	0
2015	12.368443	11.210406	-9.36%	0
2014	12.085177	12.368443	2.34%	0
2013*	10.000000	12.085177	20.85%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.343481	12.646282	11.49%	0
2016	10.160672	11.343481	11.64%	0
2015	10.756439	10.160672	-5.54%	0
2014*	10.000000	10.756439	7.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	30.021110	32.701678	8.93%	0
2016	24.639473	30.021110	21.84%	0
2015	26.034347	24.639473	-5.36%	0
2014	25.558304	26.034347	1.86%	0
2013	18.743802	25.558304	36.36%	0
2012	16.713737	18.743802	12.15%	0
2011	17.150860	16.713737	-2.55%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	19.725704	23.171141	17.47%	0
2016	18.265160	19.725704	8.00%	0
2015	18.687227	18.265160	-2.26%	0
2014	17.050653	18.687227	9.60%	0
2013	13.359986	17.050653	27.62%	0
2012	11.940615	13.359986	11.89%	0
2011	12.125325	11.940615	-1.52%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	16.787437	20.662836	23.09%	0
2016	16.094337	16.787437	4.31%	0
2015	17.072576	16.094337	-5.73%	0
2014	16.339865	17.072576	4.48%	0
2013	13.955936	16.339865	17.08%	0
2012	13.077655	13.955936	6.72%	0
2011	12.410446	13.077655	5.38%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	16.308385	19.656082	20.53%	0
2016	14.409349	16.308385	13.18%	0
2015	15.255183	14.409349	-5.54%	0
2014	15.538009	15.255183	-1.82%	0
2013	10.818195	15.538009	43.63%	0
2012	9.285714	10.818195	16.50%	0
2011	11.149943	9.285714	-16.72%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.916490	9.940726	0.24%	0
2016	9.392607	9.916490	5.58%	0
2015	9.790232	9.392607	-4.06%	0
2014*	10.000000	9.790232	-2.10%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.386551	11.139330	7.25%	0
2016	11.220698	10.386551	-7.43%	0
2015	12.376091	11.220698	-9.34%	0
2014	12.944331	12.376091	-4.39%	0
2013	11.504487	12.944331	12.52%	0
2012	10.791401	11.504487	6.61%	0
2011	11.785179	10.791401	-8.43%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.874949	10.933882	0.54%	0
2016	10.839071	10.874949	0.33%	0
2015	11.235231	10.839071	-3.53%	0
2014	11.201172	11.235231	0.30%	0
2013	11.473435	11.201172	-2.37%	0
2012	10.819359	11.473435	6.05%	0
2011	10.946648	10.819359	-1.16%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	12.723623	13.908274	9.31%	0
2016	12.476952	12.723623	1.98%	0
2015	12.944807	12.476952	-3.61%	0
2014	12.819099	12.944807	0.98%	0
2013	11.686873	12.819099	9.69%	0
2012	10.809551	11.686873	8.12%	0
2011	11.202483	10.809551	-3.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.273561	14.955000	12.67%	0
2016	12.945792	13.273561	2.53%	0
2015	13.421611	12.945792	-3.55%	0
2014	13.242475	13.421611	1.35%	0
2013	11.818222	13.242475	12.05%	0
2012	10.787215	11.818222	9.56%	0
2011	11.271537	10.787215	-4.30%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	13.916189	16.277016	16.96%	0
2016	13.499672	13.916189	3.09%	0
2015	14.005800	13.499672	-3.61%	0
2014	13.799359	14.005800	1.50%	0
2013	11.729511	13.799359	17.65%	0
2012	10.510007	11.729511	11.60%	0
2011	11.161361	10.510007	-5.84%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.309085	11.600593	12.53%	0
2016*	10.000000	10.309085	3.09%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	14.498673	13.660494	-5.78%	0
2016	11.206474	14.498673	29.38%	0
2015	14.593874	11.206474	-23.21%	0
2014	17.265507	14.593874	-15.47%	0
2013	14.352236	17.265507	20.30%	0
2012	14.142957	14.352236	1.48%	0
2011	15.395119	14.142957	-8.13%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.524820	20.223295	9.17%	0
2016	16.239760	18.524820	14.07%	0
2015	17.501187	16.239760	-7.21%	0
2014	16.649296	17.501187	5.12%	0
2013	13.441266	16.649296	23.87%	0
2012	11.851022	13.441266	13.42%	0
2011	12.149852	11.851022	-2.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.126017	12.573296	13.01%	0
2016*	10.000000	11.126017	11.26%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	18.615189	24.321077	30.65%	0
2016	19.104026	18.615189	-2.56%	0
2015	18.441885	19.104026	3.59%	0
2014	17.143809	18.441885	7.57%	0
2013	13.008718	17.143809	31.79%	0
2012	11.735549	13.008718	10.85%	0
2011	12.114143	11.735549	-3.13%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.086878	11.173034	0.78%	0
2016	10.950235	11.086878	1.25%	0
2015	11.397434	10.950235	-3.92%	0
2014	11.136425	11.397434	2.34%	0
2013	11.735404	11.136425	-5.10%	0
2012	11.469075	11.735404	2.32%	0
2011	11.057037	11.469075	3.73%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	30.670580	35.826967	16.81%	0
2016	28.277430	30.670580	8.46%	0
2015	29.665429	28.277430	-4.68%	0
2014	28.873057	29.665429	2.74%	0
2013	21.929943	28.873057	31.66%	0
2012	19.756159	21.929943	11.00%	0
2011	22.869179	19.756159	-13.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	16.381746	20.636358	25.97%	0
2016	17.844545	16.381746	-8.20%	0
2015	17.827869	17.844545	0.09%	0
2014	20.063032	17.827869	-11.14%	0
2013	15.906071	20.063032	26.13%	0
2012	13.637011	15.906071	16.64%	0
2011	17.025062	13.637011	-19.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	22.704337	26.202066	15.41%	0
2016	21.440737	22.704337	5.89%	0
2015	22.856030	21.440737	-6.19%	0
2014	22.144979	22.856030	3.21%	0
2013	17.554382	22.144979	26.15%	0
2012	14.258250	17.554382	23.12%	0
2011	16.175617	14.258250	-11.85%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.164282	12.115226	8.52%	0
2016	10.178791	11.164282	9.68%	0
2015	11.200453	10.178791	-9.12%	0
2014	11.238736	11.200453	-0.34%	0
2013	9.370623	11.238736	19.94%	0
2012	8.385379	9.370623	11.75%	0
2011	8.788635	8.385379	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	13.024900	13.843293	6.28%	0
2016	11.787326	13.024900	10.50%	0
2015	13.087803	11.787326	-9.94%	0
2014	12.910581	13.087803	1.37%	0
2013	11.693300	12.910581	10.41%	0
2012	10.712826	11.693300	9.15%	0
2011	10.797327	10.712826	-0.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	20.184610	23.582350	16.83%	0
2016	17.948985	20.184610	12.46%	0
2015	19.224571	17.948985	-6.64%	0
2014	18.247817	19.224571	5.35%	0
2013	14.520316	18.247817	25.67%	0
2012	13.384871	14.520316	8.48%	0
2011	13.030417	13.384871	2.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	27.834484	29.847340	7.23%	0
2016	22.062050	27.834484	26.16%	0
2015	24.584113	22.062050	-10.26%	0
2014	25.226823	24.584113	-2.55%	0
2013	19.108711	25.226823	32.02%	0
2012	16.658259	19.108711	14.71%	0
2011	17.861877	16.658259	-6.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.185233	11.137890	36.07%	0
2016	7.191835	8.185233	13.81%	0
2015	9.231969	7.191835	-22.10%	0
2014*	10.000000	9.231969	-7.68%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	16.169314	18.285351	13.09%	0
2016	15.568121	16.169314	3.86%	0
2015	17.182053	15.568121	-9.39%	0
2014	19.953247	17.182053	-13.89%	0
2013	16.744812	19.953247	19.16%	0
2012	14.616670	16.744812	14.56%	0
2011	16.878726	14.616670	-13.40%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.134287	9.022365	-1.23%	0
2016	9.156612	9.134287	-0.24%	0
2015	9.874746	9.156612	-7.27%	0
2014*	10.000000	9.874746	-1.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.328844	11.322036	9.62%	0
2016	10.215219	10.328844	1.11%	0
2015	11.193249	10.215219	-8.74%	0
2014	11.112885	11.193249	0.72%	0
2013	10.098302	11.112885	10.05%	0
2012*	10.000000	10.098302	0.98%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.447222	9.491583	0.47%	0
2016	9.795997	9.447222	-3.56%	0
2015	9.925876	9.795997	-1.31%	0
2014	9.787360	9.925876	1.42%	0
2013*	10.000000	9.787360	-2.13%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.573215	16.708965	23.10%	0
2016	13.729314	13.573215	-1.14%	0
2015	13.526080	13.729314	1.50%	0
2014	12.904675	13.526080	4.82%	0
2013	9.526245	12.904675	35.46%	0
2012*	10.000000	9.526245	-4.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.572887	13.969703	11.11%	0
2016	11.464883	12.572887	9.66%	0
2015	12.360884	11.464883	-7.25%	0
2014	12.245790	12.360884	0.94%	0
2013	9.837253	12.245790	24.48%	0
2012*	10.000000	9.837253	-1.63%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.679932	15.008918	18.37%	0
2016	13.010047	12.679932	-2.54%	0
2015	13.287895	13.010047	-2.09%	0
2014	12.733646	13.287895	4.35%	0
2013	9.619647	12.733646	32.37%	0
2012*	10.000000	9.619647	-3.80%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.958411	13.706485	14.62%	0
2016	12.665229	11.958411	-5.58%	0
2015	14.260887	12.665229	-11.19%	0
2014	15.535298	14.260887	-8.20%	0
2013	12.812120	15.535298	21.25%	0
2012	11.095255	12.812120	15.47%	0
2011	12.338736	11.095255	-10.08%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.522520	11.912103	3.38%	0
2016	10.233515	11.522520	12.60%	0
2015	11.295762	10.233515	-9.40%	0
2014	11.439217	11.295762	-1.25%	0
2013	10.683377	11.439217	7.07%	0
2012*	10.000000	10.683377	6.83%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.288755	15.112110	22.98%	0
2016	11.950004	12.288755	2.83%	0
2015	13.088973	11.950004	-8.70%	0
2014	12.522304	13.088973	4.53%	0
2013	9.945274	12.522304	25.91%	0
2012*	10.000000	9.945274	-0.55%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	18.118272	20.742583	14.48%	0
2016	17.921431	18.118272	1.10%	0
2015	18.419195	17.921431	-2.70%	0
2014	17.561632	18.419195	4.88%	0
2013	15.127584	17.561632	16.09%	0
2012	13.770822	15.127584	9.85%	0
2011	14.020410	13.770822	-1.78%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.575670	9.590765	0.16%	0
2016	9.666399	9.575670	-0.94%	0
2015*	10.000000	9.666399	-3.34%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	24.499251	30.864087	25.98%	0
2016	24.799143	24.499251	-1.21%	0
2015	22.863186	24.799143	8.47%	0
2014	21.752633	22.863186	5.11%	0
2013	17.150947	21.752633	26.83%	0
2012	14.291081	17.150947	20.01%	0
2011	15.847510	14.291081	-9.82%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.298988	21.485667	40.44%	0
2016	13.866208	15.298988	10.33%	0
2015	13.674547	13.866208	1.40%	0
2014	12.905589	13.674547	5.96%	0
2013	9.836825	12.905589	31.20%	0
2012*	10.000000	9.836825	-1.63%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	18.318477	23.221152	26.76%	0
2016	20.262154	18.318477	-9.59%	0
2015	22.929789	20.262154	-11.63%	0
2014	26.921857	22.929789	-14.83%	0
2013	24.310904	26.921857	10.74%	0
2012	22.168724	24.310904	9.66%	0
2011	33.811698	22.168724	-34.43%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.466241	10.487783	23.88%	0
2016	7.233139	8.466241	17.05%	0
2015	9.337591	7.233139	-22.54%	0
2014*	10.000000	9.337591	-6.62%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.853669	9.917994	0.65%	0
2016*	10.000000	9.853669	-1.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.389677	15.168475	22.43%	0
2016	11.750975	12.389677	5.44%	0
2015	12.392931	11.750975	-5.18%	0
2014	13.825776	12.392931	-10.36%	0
2013	10.103297	13.825776	36.84%	0
2012*	10.000000	10.103297	1.03%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.647697	25.755444	13.72%	0
2016	20.540466	22.647697	10.26%	0
2015	21.397481	20.540466	-4.01%	0
2014	20.037655	21.397481	6.79%	0
2013	15.249899	20.037655	31.40%	0
2012	13.581776	15.249899	12.28%	0
2011	14.081083	13.581776	-3.55%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.267518	17.534895	22.90%	0
2016	14.177975	14.267518	0.63%	0
2015	13.761727	14.177975	3.02%	0
2014	14.042927	13.761727	-2.00%	0
2013	11.354178	14.042927	23.68%	0
2012	10.107907	11.354178	12.33%	0
2011	10.619427	10.107907	-4.82%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.849850	12.227921	24.14%	0
2016	9.603076	9.849850	2.57%	0
2015*	10.000000	9.603076	-3.97%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	10.589207	10.866760	2.62%	0
2016	10.322120	10.589207	2.59%	0
2015	10.741775	10.322120	-3.91%	0
2014	10.305718	10.741775	4.23%	0
2013	10.697506	10.305718	-3.66%	0
2012	10.111060	10.697506	5.80%	0
2011	9.898730	10.111060	2.15%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	18.775577	19.939314	6.20%	0
2016	17.520654	18.775577	7.16%	0
2015	18.296356	17.520654	-4.24%	0
2014	18.351317	18.296356	-0.30%	0
2013	20.756111	18.351317	-11.59%	0
2012	18.173011	20.756111	14.21%	0
2011	17.544974	18.173011	3.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.052489	9.873176	9.07%	0
2016	8.125092	9.052489	11.41%	0
2015*	10.000000	8.125092	-18.75%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.073913	17.167209	13.89%	0
2016	14.012783	15.073913	7.57%	0
2015	15.577703	14.012783	-10.05%	0
2014	16.415023	15.577703	-5.10%	0
2013	12.840979	16.415023	27.83%	0
2012	10.807360	12.840979	18.82%	0
2011	11.254934	10.807360	-3.98%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	21.920463	23.035396	5.09%	0
2016	18.816394	21.920463	16.50%	0
2015	20.321135	18.816394	-7.40%	0
2014	18.567131	20.321135	9.45%	0
2013	14.551862	18.567131	27.59%	0
2012	13.122797	14.551862	10.89%	0
2011	13.476225	13.122797	-2.62%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.937262	14.517494	12.21%	0
2016	12.247688	12.937262	5.63%	0
2015	12.516347	12.247688	-2.15%	0
2014	12.302817	12.516347	1.74%	0
2013	10.298304	12.302817	19.46%	0
2012	9.184942	10.298304	12.12%	0
2011	9.390893	9.184942	-2.19%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.660120	9.662134	0.02%	0
2016	9.710915	9.660120	-0.52%	0
2015	10.044812	9.710915	-3.32%	0
2014	9.874539	10.044812	1.72%	0
2013	10.459678	9.874539	-5.59%	0
2012	10.284348	10.459678	1.70%	0
2011	10.037844	10.284348	2.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.269511	16.841766	26.92%	0
2016	13.667217	13.269511	-2.91%	0
2015	13.238299	13.667217	3.24%	0
2014	13.415595	13.238299	-1.32%	0
2013	10.762136	13.415595	24.66%	0
2012	9.097773	10.762136	18.29%	0
2011	10.352092	9.097773	-12.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	13.798312	17.088999	23.85%	0
2016	13.055158	13.798312	5.69%	0
2015	12.659208	13.055158	3.13%	0
2014	12.089012	12.659208	4.72%	0
2013	9.625424	12.089012	25.59%	0
2012	8.461560	9.625424	13.75%	0
2011	9.161226	8.461560	-7.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.345245	14.587063	18.16%	0
2016	11.467570	12.345245	7.65%	0
2015	11.707265	11.467570	-2.05%	0
2014	10.960771	11.707265	6.81%	0
2013	8.506697	10.960771	28.85%	0
2012	7.499782	8.506697	13.43%	0
2011	7.916207	7.499782	-5.26%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	19.553253	22.300733	14.05%	0
2016	17.161179	19.553253	13.94%	0
2015	18.944735	17.161179	-9.41%	0
2014	17.948687	18.944735	5.55%	0
2013	13.689960	17.948687	31.11%	0
2012	11.956338	13.689960	14.50%	0
2011	12.660907	11.956338	-5.56%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.179935	10.536152	14.77%	0
2016	9.199138	9.179935	-0.21%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	16.058650	16.613786	3.46%	0
2016	14.515930	16.058650	10.63%	0
2015	15.381488	14.515930	-5.63%	0
2014	15.478809	15.381488	-0.63%	0
2013	14.918860	15.478809	3.75%	0
2012	13.440746	14.918860	11.00%	0
2011	13.359632	13.440746	0.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.263924	14.827693	20.90%	0
2016	11.145598	12.263924	10.03%	0
2015	11.641058	11.145598	-4.26%	0
2014	11.274006	11.641058	3.26%	0
2013	8.105746	11.274006	39.09%	0
2012	7.160205	8.105746	13.21%	0
2011	8.363784	7.160205	-14.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.794191	15.822731	14.71%	0
2016	12.927408	13.794191	6.71%	0
2015	13.397053	12.927408	-3.51%	0
2014	12.510770	13.397053	7.08%	0
2013	9.318314	12.510770	34.26%	0
2012	8.634273	9.318314	7.92%	0
2011	9.210778	8.634273	-6.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.356053	13.183991	16.10%	0
2016	10.813877	11.356053	5.01%	0
2015	11.359136	10.813877	-4.80%	0
2014	11.218105	11.359136	1.26%	0
2013	8.941316	11.218105	25.46%	0
2012	7.944684	8.941316	12.54%	0
2011	8.756975	7.944684	-9.28%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.066276	12.016666	8.59%	2,065
2016	10.761938	11.066276	2.83%	2,264
2015	11.225193	10.761938	-4.13%	2,475
2014	11.106989	11.225193	1.06%	2,695
2013	9.996949	11.106989	11.10%	2,906
2012	9.289966	9.996949	7.61%	3,124
2011	9.717226	9.289966	-4.40%	3,284
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.375453	12.766288	12.23%	0
2016	10.937524	11.375453	4.00%	0
2015	11.439494	10.937524	-4.39%	0
2014	11.275810	11.439494	1.45%	0
2013	9.597387	11.275810	17.49%	0
2012	8.716024	9.597387	10.11%	0
2011	9.315490	8.716024	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.319765	10.636649	3.07%	0
2016	10.179405	10.319765	1.38%	0
2015	10.582759	10.179405	-3.81%	0
2014	10.568694	10.582759	0.13%	0
2013	10.394074	10.568694	1.68%	0
2012	9.979119	10.394074	4.16%	0
2011	10.154305	9.979119	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.052153	11.179888	11.22%	0
2016	9.826777	10.052153	2.29%	0
2015	10.596220	9.826777	-7.26%	0
2014	10.693536	10.596220	-0.91%	0
2013*	10.000000	10.693536	6.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.057494	11.480713	14.15%	0
2016	9.771298	10.057494	2.93%	0
2015	10.600958	9.771298	-7.83%	0
2014	10.830371	10.600958	-2.12%	0
2013*	10.000000	10.830371	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.249212	12.424393	10.45%	0
2016	10.875164	11.249212	3.44%	0
2015	11.344049	10.875164	-4.13%	0
2014	11.195346	11.344049	1.33%	0
2013	9.807250	11.195346	14.15%	0
2012	9.007501	9.807250	8.88%	0
2011	9.517062	9.007501	-5.35%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.321661	12.954300	14.42%	0
2016	10.858528	11.321661	4.27%	0
2015	11.377516	10.858528	-4.56%	0
2014	11.229279	11.377516	1.32%	0
2013	9.324647	11.229279	20.43%	0
2012	8.398628	9.324647	11.03%	0
2011	9.091525	8.398628	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.896424	11.603490	6.49%	0
2016	10.607789	10.896424	2.72%	0
2015	11.065062	10.607789	-4.13%	0
2014	10.971194	11.065062	0.86%	0
2013	10.178233	10.971194	7.79%	0
2012	9.545870	10.178233	6.62%	0
2011	9.877270	9.545870	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.664839	10.767110	0.96%	0
2016	10.480475	10.664839	1.76%	0
2015	10.911870	10.480475	-3.95%	0
2014	10.757596	10.911870	1.43%	0
2013	11.343245	10.757596	-5.16%	0
2012	10.891994	11.343245	4.14%	0
2011	10.579445	10.891994	2.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.414953	11.478761	0.56%	0
2016	11.398849	11.414953	0.14%	0
2015	11.824694	11.398849	-3.60%	0
2014	11.634990	11.824694	1.63%	0
2013	12.258409	11.634990	-5.09%	0
2012	11.810856	12.258409	3.79%	0
2011	11.492609	11.810856	2.77%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.782610	11.175834	14.24%	0
2016	9.062658	9.782610	7.94%	0
2015*	10.000000	9.062658	-9.37%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.759589	10.766185	10.31%	0
2016	9.258979	9.759589	5.41%	0
2015*	10.000000	9.258979	-7.41%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.222371	27.676423	36.86%	0
2016	19.415372	20.222371	4.16%	0
2015	23.920039	19.415372	-18.83%	0
2014	26.186171	23.920039	-8.65%	0
2013	26.908632	26.186171	-2.68%	0
2012	23.738256	26.908632	13.36%	0
2011	31.648576	23.738256	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.988401	9.881354	-1.07%	0
2016	10.231174	9.988401	-2.37%	0
2015	10.570019	10.231174	-3.21%	0
2014	10.431540	10.570019	1.33%	0
2013	11.220359	10.431540	-7.03%	0
2012	11.236753	11.220359	-0.15%	0
2011	10.810828	11.236753	3.94%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.510684	7.309154	-2.68%	0
2016	7.749705	7.510684	-3.08%	0
2015	7.997630	7.749705	-3.10%	0
2014	8.253489	7.997630	-3.10%	0
2013	8.517530	8.253489	-3.10%	0
2012	8.790775	8.517530	-3.11%	0
2011	9.071213	8.790775	-3.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.229622	8.903178	23.15%	0
2016	7.413294	7.229622	-2.48%	0
2015	7.905161	7.413294	-6.22%	0
2014	8.217252	7.905161	-3.80%	0
2013	7.213205	8.217252	13.92%	0
2012	6.460734	7.213205	11.65%	0
2011	7.407899	6.460734	-12.79%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.810048	9.419746	20.61%	0
2016	8.017274	7.810048	-2.58%	0
2015	8.390375	8.017274	-4.45%	0
2014	9.230014	8.390375	-9.10%	0
2013	7.871301	9.230014	17.26%	0
2012	6.872111	7.871301	14.54%	0
2011	8.137306	6.872111	-15.55%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.847508	21.631200	14.77%	0
2016	17.766591	18.847508	6.08%	0
2015	18.519906	17.766591	-4.07%	0
2014	18.204836	18.519906	1.73%	0
2013	14.764100	18.204836	23.30%	0
2012	13.146732	14.764100	12.30%	0
2011	14.121735	13.146732	-6.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.949465	15.022993	7.70%	0
2016	13.541014	13.949465	3.02%	0
2015	13.998558	13.541014	-3.27%	0
2014	13.813043	13.998558	1.34%	0
2013	12.567744	13.813043	9.91%	0
2012	11.857786	12.567744	5.99%	0
2011	12.128977	11.857786	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.092414	17.904459	11.26%	0
2016	15.412890	16.092414	4.41%	0
2015	15.991072	15.412890	-3.62%	0
2014	15.685157	15.991072	1.95%	0
2013	13.546035	15.685157	15.79%	0
2012	12.454693	13.546035	8.76%	0
2011	12.973714	12.454693	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	11.168312	11.438095	2.42%	0
2016	11.053304	11.168312	1.04%	0
2015	11.376816	11.053304	-2.84%	0
2014	11.301122	11.376816	0.67%	0
2013	11.125123	11.301122	1.58%	0
2012	10.916920	11.125123	1.91%	0
2011	10.944522	10.916920	-0.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.041109	11.096083	10.51%	0
2016	9.801938	10.041109	2.44%	0
2015	10.454426	9.801938	-6.24%	0
2014	10.530294	10.454426	-0.72%	0
2013*	10.000000	10.530294	5.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.096247	11.443919	13.35%	0
2016	9.741209	10.096247	3.64%	0
2015	10.466883	9.741209	-6.93%	0
2014	10.617696	10.466883	-1.42%	0
2013*	10.000000	10.617696	6.18%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.212771	16.648322	9.44%	0
2016	14.651488	15.212771	3.83%	0
2015	15.171032	14.651488	-3.42%	0
2014	14.885158	15.171032	1.92%	0
2013	13.171187	14.885158	13.01%	0
2012	12.267221	13.171187	7.37%	0
2011	12.663937	12.267221	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.362685	19.632460	13.07%	0
2016	16.515746	17.362685	5.13%	0
2015	17.169479	16.515746	-3.81%	0
2014	16.881927	17.169479	1.70%	0
2013	14.236095	16.881927	18.59%	0
2012	12.915385	14.236095	10.23%	0
2011	13.617346	12.915385	-5.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.250380	14.023605	5.84%	0
2016	12.935362	13.250380	2.44%	0
2015	13.353294	12.935362	-3.13%	0
2014	13.156926	13.353294	1.49%	0
2013	12.288135	13.156926	7.07%	0
2012	11.738444	12.288135	4.68%	0
2011	11.868304	11.738444	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	20.566070	25.325554	23.14%	0
2016	20.539337	20.566070	0.13%	0
2015	20.221246	20.539337	1.57%	0
2014	19.222282	20.221246	5.20%	0
2013	14.555396	19.222282	32.06%	0
2012	12.685197	14.555396	14.74%	0
2011	13.425143	12.685197	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.824390	11.191959	13.92%	0
2016	9.339480	9.824390	5.19%	0
2015	9.859872	9.339480	-5.28%	0
2014*	10.000000	9.859872	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.404649	12.270833	17.94%	0
2016	9.756475	10.404649	6.64%	0
2015	10.054417	9.756475	-2.96%	0
2014*	10.000000	10.054417	0.54%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	28.200077	31.640784	12.20%	0
2016	24.191193	28.200077	16.57%	0
2015	25.614310	24.191193	-5.56%	0
2014	24.158020	25.614310	6.03%	0
2013	18.737884	24.158020	28.93%	0
2012	16.462243	18.737884	13.82%	0
2011	17.431426	16.462243	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	12.058665	12.425778	3.04%	0
2016	11.453001	12.058665	5.29%	0
2015	12.171243	11.453001	-5.90%	0
2014	12.091042	12.171243	0.66%	0
2013	12.619804	12.091042	-4.19%	0
2012	11.603127	12.619804	8.76%	0
2011	11.343968	11.603127	2.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.724345	10.613798	21.66%	0
2016	9.230861	8.724345	-5.49%	0
2015	9.589013	9.230861	-3.74%	0
2014	10.031478	9.589013	-4.41%	0
2013	8.550136	10.031478	17.33%	0
2012	7.638719	8.550136	11.93%	0
2011	8.722109	7.638719	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	11.893223	14.123032	18.75%	0
2016	11.690333	11.893223	1.74%	0
2015	12.745869	11.690333	-8.28%	0
2014	14.563142	12.745869	-12.48%	0
2013	12.415435	14.563142	17.30%	0
2012	10.947234	12.415435	13.41%	0
2011	13.515587	10.947234	-19.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.644282	15.914907	25.87%	0
2016	12.793055	12.644282	-1.16%	0
2015	12.801703	12.793055	-0.07%	0
2014	11.994034	12.801703	6.73%	0
2013	9.208504	11.994034	30.25%	0
2012	8.182993	9.208504	12.53%	0
2011	8.726316	8.182993	-6.23%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.786882	14.171383	10.83%	0
2016	11.370338	12.786882	12.46%	0
2015	12.151793	11.370338	-6.43%	0
2014	11.375347	12.151793	6.83%	0
2013	8.693814	11.375347	30.84%	0
2012	7.630302	8.693814	13.94%	0
2011	8.384833	7.630302	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.729266	15.731088	23.58%	0
2016	12.385343	12.729266	2.78%	0
2015	12.826001	12.385343	-3.44%	0
2014	12.761695	12.826001	0.50%	0
2013	9.501529	12.761695	34.31%	0
2012	8.553589	9.501529	11.08%	0
2011	9.237900	8.553589	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.544380	18.251866	10.32%	0
2016	14.517822	16.544380	13.96%	0
2015	15.427539	14.517822	-5.90%	0
2014	13.605365	15.427539	13.39%	0
2013	10.348319	13.605365	31.47%	0
2012	9.179667	10.348319	12.73%	0
2011	9.697905	9.179667	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.238866	20.823640	20.79%	0
2016	16.462262	17.238866	4.72%	0
2015	16.899502	16.462262	-2.59%	0
2014	17.008510	16.899502	-0.64%	0
2013	12.193203	17.008510	39.49%	0
2012	11.127319	12.193203	9.58%	0
2011	11.582367	11.127319	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	27.367957	28.843515	5.39%	0
2016	22.482177	27.367957	21.73%	0
2015	24.758795	22.482177	-9.20%	0
2014	23.931835	24.758795	3.46%	0
2013	17.637570	23.931835	35.69%	0
2012	15.130748	17.637570	16.57%	0
2011	16.514540	15.130748	-8.38%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	25.467256	27.937665	9.70%	0
2016	21.445001	25.467256	18.76%	0
2015	22.558703	21.445001	-4.94%	0
2014	23.151808	22.558703	-2.56%	0
2013	16.998726	23.151808	36.20%	0
2012	15.225452	16.998726	11.65%	0
2011	16.679609	15.225452	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	17.606413	20.516636	16.53%	0
2016	16.344301	17.606413	7.72%	0
2015	16.756321	16.344301	-2.46%	0
2014	15.464978	16.756321	8.35%	0
2013	12.202342	15.464978	26.74%	0
2012	11.061854	12.202342	10.31%	0
2011	11.372011	11.061854	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.902256	12.242998	2.86%	0
2016	11.459324	11.902256	3.87%	0
2015	12.535560	11.459324	-8.59%	0
2014	10.058827	12.535560	24.62%	0
2013	10.107728	10.058827	-0.48%	0
2012	9.025474	10.107728	11.99%	0
2011	8.774897	9.025474	2.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.370217	15.707129	17.48%	0
2016	12.385243	13.370217	7.95%	0
2015	12.662083	12.385243	-2.19%	0
2014	11.555913	12.662083	9.57%	0
2013*	10.000000	11.555913	15.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.947455	8.807759	-1.56%	0
2016	9.008432	8.947455	-0.68%	0
2015	9.328470	9.008432	-3.43%	0
2014	9.579592	9.328470	-2.62%	0
2013	9.875657	9.579592	-3.00%	0
2012	9.845515	9.875657	0.31%	0
2011	10.029444	9.845515	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.580360	15.026932	10.65%	0
2016	11.593771	13.580360	17.13%	0
2015	12.578863	11.593771	-7.83%	0
2014	12.416201	12.578863	1.31%	0
2013*	10.000000	12.416201	24.16%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.220709	14.533622	18.93%	0
2016	12.471570	12.220709	-2.01%	0
2015	13.393495	12.471570	-6.88%	0
2014	15.048127	13.393495	-11.00%	0
2013	12.930969	15.048127	16.37%	0
2012	11.161813	12.930969	15.85%	0
2011	13.152966	11.161813	-15.14%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	24.246873	29.269270	20.71%	0
2016	24.020765	24.246873	0.94%	0
2015	24.545168	24.020765	-2.14%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.154615	7.972931	-2.23%	0
2016	8.313411	8.154615	-1.91%	0
2015	8.563647	8.313411	-2.92%	0
2014	8.784047	8.563647	-2.51%	0
2013	9.009510	8.784047	-2.50%	0
2012	8.889133	9.009510	1.35%	0
2011	9.146323	8.889133	-2.81%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.820552	23.895676	14.77%	0
2016	19.556097	20.820552	6.47%	0
2015	20.275758	19.556097	-3.55%	0
2014	18.956347	20.275758	6.96%	0
2013	14.216516	18.956347	33.34%	0
2012	13.220835	14.216516	7.53%	0
2011	14.076597	13.220835	-6.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	22.383910	29.571048	32.11%	0
2016	23.134423	22.383910	-3.24%	0
2015	23.028913	23.134423	0.46%	0
2014	23.286928	23.028913	-1.11%	0
2013	18.923763	23.286928	23.06%	0
2012	16.147465	18.923763	17.19%	0
2011	18.216643	16.147465	-11.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.439589	9.699983	2.76%	0
2016	9.166443	9.439589	2.98%	0
2015	9.701494	9.166443	-5.52%	0
2014	9.768473	9.701494	-0.69%	0
2013	10.118147	9.768473	-3.46%	0
2012*	10.000000	10.118147	1.18%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.405152	10.299496	22.54%	0
2016	8.915395	8.405152	-5.72%	0
2015	8.923496	8.915395	-0.09%	0
2014*	10.000000	8.923496	-10.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.294356	21.808654	13.03%	0
2016	17.888667	19.294356	7.86%	0
2015	17.904709	17.888667	-0.09%	0
2014	16.736768	17.904709	6.98%	0
2013	13.140624	16.736768	27.37%	0
2012	11.630218	13.140624	12.99%	0
2011	12.039374	11.630218	-3.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	27.697905	30.575614	10.39%	0
2016	24.288930	27.697905	14.04%	0
2015	26.692768	24.288930	-9.01%	0
2014	24.671338	26.692768	8.19%	0
2013	18.105080	24.671338	36.27%	0
2012	15.879637	18.105080	14.01%	0
2011	16.786718	15.879637	-5.40%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.541360	10.483519	9.87%	0
2016	8.720317	9.541360	9.42%	0
2015	9.909965	8.720317	-12.00%	0
2014	10.180731	9.909965	-2.66%	0
2013	10.494973	10.180731	-2.99%	0
2012*	10.000000	10.494973	4.95%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.945693	10.580846	6.39%	0
2016	9.065183	9.945693	9.71%	0
2015	9.581816	9.065183	-5.39%	0
2014*	10.000000	9.581816	-4.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.622213	10.325702	7.31%	0
2016	9.649035	9.622213	-0.28%	0
2015	10.727454	9.649035	-10.05%	0
2014	11.037423	10.727454	-2.81%	0
2013	12.191120	11.037423	-9.46%	0
2012	11.956588	12.191120	1.96%	0
2011	11.380251	11.956588	5.06%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.948254	9.761412	-1.88%	0
2016	10.133393	9.948254	-1.83%	0
2015	10.435783	10.133393	-2.90%	0
2014	10.689653	10.435783	-2.37%	0
2013	11.057318	10.689653	-3.33%	0
2012	10.791481	11.057318	2.46%	0
2011	11.024649	10.791481	-2.11%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.990947	9.905249	-0.86%	0
2016*	10.000000	9.990947	-0.09%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.708822	9.861875	1.58%	0
2016	9.766249	9.708822	-0.59%	0
2015	10.044981	9.766249	-2.77%	0
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.127696	11.28%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.254585	13.008907	26.86%	0
2016*	10.000000	10.254585	2.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.631787	16.721992	22.67%	0
2016	14.420535	13.631787	-5.47%	0
2015	14.861133	14.420535	-2.96%	0
2014	16.451786	14.861133	-9.67%	0
2013	13.256550	16.451786	24.10%	0
2012	11.222110	13.256550	18.13%	0
2011	13.941784	11.222110	-19.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	24.735153	30.516377	23.37%	0
2016	28.587897	24.735153	-13.48%	0
2015	26.231307	28.587897	8.98%	0
2014	20.628766	26.231307	27.16%	0
2013	14.143697	20.628766	45.85%	0
2012	11.142829	14.143697	26.93%	0
2011	10.416671	11.142829	6.97%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.108628	6.753080	-5.00%	0
2016	5.114854	7.108628	38.98%	0
2015	7.953259	5.114854	-35.69%	0
2014	10.177072	7.953259	-21.85%	0
2013	9.522313	10.177072	6.88%	0
2012*	10.000000	9.522313	-4.78%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.250849	6.907411	-4.74%	0
2016	5.206393	7.250849	39.27%	0
2015	8.073781	5.206393	-35.51%	0
2014	10.300240	8.073781	-21.62%	0
2013	9.616754	10.300240	7.11%	0
2012*	10.000000	9.616754	-3.83%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	19.471703	23.749406	21.97%	0
2016	18.648255	19.471703	4.42%	0
2015	19.816221	18.648255	-5.89%	0
2014	20.841763	19.816221	-4.92%	0
2013	14.316590	20.841763	45.58%	0
2012	13.697635	14.316590	4.52%	0
2011	14.816129	13.697635	-7.55%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.499228	11.626089	10.73%	0
2016	10.486737	10.499228	0.12%	0
2015	10.970480	10.486737	-4.41%	0
2014	10.870014	10.970480	0.92%	0
2013	10.026958	10.870014	8.41%	0
2012*	10.000000	10.026958	0.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	18.988752	21.813009	14.87%	0
2016	17.650570	18.988752	7.58%	0
2015	17.968297	17.650570	-1.77%	0
2014	16.975605	17.968297	5.85%	0
2013	13.022521	16.975605	30.36%	0
2012	11.469223	13.022521	13.54%	0
2011	11.163764	11.469223	2.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	28.995652	31.693965	9.31%	0
2016	23.988530	28.995652	20.87%	0
2015	26.264469	23.988530	-8.67%	0
2014	24.891937	26.264469	5.51%	0
2013	18.673272	24.891937	33.30%	0
2012	16.275981	18.673272	14.73%	0
2011	18.390139	16.275981	-11.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.621494	10.665574	0.42%	0
2016	10.505100	10.621494	1.11%	0
2015	11.121342	10.505100	-5.54%	0
2014	11.116254	11.121342	0.05%	0
2013	12.541338	11.116254	-11.36%	0
2012	12.059527	12.541338	4.00%	0
2011	11.141925	12.059527	8.24%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	18.400451	21.440235	16.52%	0
2016	16.781935	18.400451	9.64%	0
2015	18.423872	16.781935	-8.91%	0
2014	16.934711	18.423872	8.79%	0
2013	12.905727	16.934711	31.22%	0
2012	11.643132	12.905727	10.84%	0
2011	11.687115	11.643132	-0.38%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	22.376294	24.158977	7.97%	0
2016	18.825188	22.376294	18.86%	0
2015	19.749514	18.825188	-4.68%	0
2014	17.542992	19.749514	12.58%	0
2013	13.943982	17.542992	25.81%	0
2012	12.388257	13.943982	12.56%	0
2011	12.899119	12.388257	-3.96%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.841881	12.233147	12.83%	0
2016	9.644598	10.841881	12.41%	0
2015*	10.000000	9.644598	-3.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.282722	14.629205	10.14%	0
2016	13.210834	13.282722	0.54%	0
2015	13.778532	13.210834	-4.12%	0
2014	13.957033	13.778532	-1.28%	0
2013	12.595168	13.957033	10.81%	0
2012	11.827007	12.595168	6.49%	0
2011	12.672173	11.827007	-6.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.948832	10.318390	3.71%	0
2016	9.104426	9.948832	9.27%	0
2015*	10.000000	9.104426	-8.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.598843	9.595378	-0.04%	0
2016	9.672315	9.598843	-0.76%	0
2015*	10.000000	9.672315	-3.28%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.080087	0.80%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.214161	15.386552	8.25%	0
2016	11.194962	14.214161	26.97%	0
2015	12.357788	11.194962	-9.41%	0
2014	12.081005	12.357788	2.29%	0
2013*	10.000000	12.081005	20.81%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.327902	12.622425	11.43%	0
2016	10.151941	11.327902	11.58%	0
2015	10.752737	10.151941	-5.59%	0
2014*	10.000000	10.752737	7.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.810162	32.455190	8.87%	0
2016	24.478935	29.810162	21.78%	0
2015	25.878060	24.478935	-5.41%	0
2014	25.417987	25.878060	1.81%	0
2013	18.650509	25.417987	36.29%	0
2012	16.639145	18.650509	12.09%	0
2011	17.083115	16.639145	-2.60%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	19.587036	22.996436	17.41%	0
2016	18.146098	19.587036	7.94%	0
2015	18.575005	18.146098	-2.31%	0
2014	16.957004	18.575005	9.54%	0
2013	13.293461	16.957004	27.56%	0
2012	11.887314	13.293461	11.83%	0
2011	12.077420	11.887314	-1.57%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	16.669386	20.506981	23.02%	0
2016	15.989395	16.669386	4.25%	0
2015	16.970026	15.989395	-5.78%	0
2014	16.250096	16.970026	4.43%	0
2013	13.886434	16.250096	17.02%	0
2012	13.019256	13.886434	6.66%	0
2011	12.361385	13.019256	5.32%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	16.193758	19.507896	20.47%	0
2016	14.315441	16.193758	13.12%	0
2015	15.163583	14.315441	-5.59%	0
2014	15.452685	15.163583	-1.87%	0
2013	10.764341	15.452685	43.55%	0
2012	9.244273	10.764341	16.44%	0
2011	11.105903	9.244273	-16.76%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.902843	9.921938	0.19%	0
2016	9.384504	9.902843	5.52%	0
2015	9.786840	9.384504	-4.11%	0
2014*	10.000000	9.786840	-2.13%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.313532	11.055334	7.19%	0
2016	11.147551	10.313532	-7.48%	0
2015	12.301764	11.147551	-9.38%	0
2014	12.873232	12.301764	-4.44%	0
2013	11.447200	12.873232	12.46%	0
2012	10.743220	11.447200	6.55%	0
2011	11.738605	10.743220	-8.48%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.798484	10.851431	0.49%	0
2016	10.768402	10.798484	0.28%	0
2015	11.167735	10.768402	-3.58%	0
2014	11.139640	11.167735	0.25%	0
2013	11.416293	11.139640	-2.42%	0
2012	10.771053	11.416293	5.99%	0
2011	10.903388	10.771053	-1.21%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	12.647257	13.817689	9.25%	0
2016	12.408448	12.647257	1.92%	0
2015	12.880397	12.408448	-3.66%	0
2014	12.761907	12.880397	0.93%	0
2013	11.640738	12.761907	9.63%	0
2012	10.772451	11.640738	8.06%	0
2011	11.169775	10.772451	-3.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.193863	14.857550	12.61%	0
2016	12.874694	13.193863	2.48%	0
2015	13.354795	12.874694	-3.59%	0
2014	13.183349	13.354795	1.30%	0
2013	11.771534	13.183349	11.99%	0
2012	10.750162	11.771534	9.50%	0
2011	11.238610	10.750162	-4.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	13.832667	16.170990	16.90%	0
2016	13.425565	13.832667	3.03%	0
2015	13.936103	13.425565	-3.66%	0
2014	13.737769	13.936103	1.44%	0
2013	11.683186	13.737769	17.59%	0
2012	10.473912	11.683186	11.55%	0
2011	11.128757	10.473912	-5.88%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.305565	11.590663	12.47%	0
2016*	10.000000	10.305565	3.06%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	14.411577	13.571446	-5.83%	0
2016	11.144900	14.411577	29.31%	0
2015	14.521197	11.144900	-23.25%	0
2014	17.188412	14.521197	-15.52%	0
2013	14.295520	17.188412	20.24%	0
2012	14.094359	14.295520	1.43%	0
2011	15.350130	14.094359	-8.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.394626	20.070837	9.11%	0
2016	16.133930	18.394626	14.01%	0
2015	17.396097	16.133930	-7.26%	0
2014	16.557878	17.396097	5.06%	0
2013	13.374364	16.557878	23.80%	0
2012	11.798139	13.374364	13.36%	0
2011	12.101862	11.798139	-2.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.122232	12.562548	12.95%	0
2016*	10.000000	11.122232	11.22%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	18.484313	24.137685	30.58%	0
2016	18.979484	18.484313	-2.61%	0
2015	18.331127	18.979484	3.54%	0
2014	17.049651	18.331127	7.52%	0
2013	12.943948	17.049651	31.72%	0
2012	11.683158	12.943948	10.79%	0
2011	12.066271	11.683158	-3.18%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	11.009005	11.088850	0.73%	0
2016	10.878915	11.009005	1.20%	0
2015	11.329047	10.878915	-3.97%	0
2014	11.075302	11.329047	2.29%	0
2013	11.677022	11.075302	-5.15%	0
2012	11.417919	11.677022	2.27%	0
2011	11.013376	11.417919	3.67%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	30.455118	35.556976	16.75%	0
2016	28.093237	30.455118	8.41%	0
2015	29.487405	28.093237	-4.73%	0
2014	28.714613	29.487405	2.69%	0
2013	21.820854	28.714613	31.59%	0
2012	19.668044	21.820854	10.95%	0
2011	22.778909	19.668044	-13.66%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	16.266611	20.480793	25.91%	0
2016	17.728242	16.266611	-8.24%	0
2015	17.720822	17.728242	0.04%	0
2014	19.952865	17.720822	-11.19%	0
2013	15.826890	19.952865	26.07%	0
2012	13.576141	15.826890	16.58%	0
2011	16.957818	13.576141	-19.94%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	22.544757	26.004523	15.35%	0
2016	21.301007	22.544757	5.84%	0
2015	22.718805	21.301007	-6.24%	0
2014	22.023392	22.718805	3.16%	0
2013	17.467006	22.023392	26.09%	0
2012	14.194617	17.467006	23.05%	0
2011	16.111721	14.194617	-11.90%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.114433	12.054927	8.46%	0
2016	10.138558	11.114433	9.63%	0
2015	11.161948	10.138558	-9.17%	0
2014	11.205875	11.161948	-0.39%	0
2013	9.348046	11.205875	19.87%	0
2012	8.369507	9.348046	11.69%	0
2011	8.776527	8.369507	-4.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	12.953374	13.760197	6.23%	0
2016	11.728629	12.953374	10.44%	0
2015	13.029355	11.728629	-9.98%	0
2014	12.859568	13.029355	1.32%	0
2013	11.653118	12.859568	10.35%	0
2012	10.681540	11.653118	9.10%	0
2011	10.771348	10.681540	-0.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	20.042729	23.404538	16.77%	0
2016	17.831995	20.042729	12.40%	0
2015	19.109132	17.831995	-6.68%	0
2014	18.147616	19.109132	5.30%	0
2013	14.448036	18.147616	25.61%	0
2012	13.325139	14.448036	8.43%	0
2011	12.978946	13.325139	2.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	27.638793	29.622231	7.18%	0
2016	21.918207	27.638793	26.10%	0
2015	24.436444	21.918207	-10.31%	0
2014	25.088239	24.436444	-2.60%	0
2013	19.013547	25.088239	31.95%	0
2012	16.583894	19.013547	14.65%	0
2011	17.791310	16.583894	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.173963	11.116832	36.00%	0
2016	7.185632	8.173963	13.75%	0
2015	9.228770	7.185632	-22.14%	0
2014*	10.000000	9.228770	-7.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	16.055659	18.147487	13.03%	0
2016	15.466649	16.055659	3.81%	0
2015	17.078883	15.466649	-9.44%	0
2014	19.843681	17.078883	-13.93%	0
2013	16.661451	19.843681	19.10%	0
2012	14.551428	16.661451	14.50%	0
2011	16.812060	14.551428	-13.45%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.121721	9.005315	-1.28%	0
2016	9.148718	9.121721	-0.30%	0
2015	9.871319	9.148718	-7.32%	0
2014*	10.000000	9.871319	-1.29%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.304014	11.289006	9.56%	0
2016	10.195924	10.304014	1.06%	0
2015	11.177869	10.195924	-8.78%	0
2014	11.103343	11.177869	0.67%	0
2013	10.094826	11.103343	9.99%	0
2012*	10.000000	10.094826	0.95%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.429366	9.468774	0.42%	0
2016	9.782514	9.429366	-3.61%	0
2015	9.917324	9.782514	-1.36%	0
2014	9.783982	9.917324	1.36%	0
2013*	10.000000	9.783982	-2.16%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.540508	16.660136	23.04%	0
2016	13.703283	13.540508	-1.19%	0
2015	13.507399	13.703283	1.45%	0
2014	12.893506	13.507399	4.76%	0
2013	9.522913	12.893506	35.39%	0
2012*	10.000000	9.522913	-4.77%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.542650	13.928933	11.05%	0
2016	11.443202	12.542650	9.61%	0
2015	12.343876	11.443202	-7.30%	0
2014	12.235257	12.343876	0.89%	0
2013	9.833869	12.235257	24.42%	0
2012*	10.000000	9.833869	-1.66%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.649360	14.965026	18.31%	0
2016	12.985360	12.649360	-2.59%	0
2015	13.269533	12.985360	-2.14%	0
2014	12.722632	13.269533	4.30%	0
2013	9.616285	12.722632	32.30%	0
2012*	10.000000	9.616285	-3.84%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.911204	13.645361	14.56%	0
2016	12.621729	11.911204	-5.63%	0
2015	14.219245	12.621729	-11.23%	0
2014	15.497926	14.219245	-8.25%	0
2013	12.787887	15.497926	21.19%	0
2012	11.079997	12.787887	15.41%	0
2011	12.328126	11.079997	-10.12%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.494803	11.877340	3.33%	0
2016	10.214153	11.494803	12.54%	0
2015	11.280212	10.214153	-9.45%	0
2014	11.429377	11.280212	-1.31%	0
2013	10.679700	11.429377	7.02%	0
2012*	10.000000	10.679700	6.80%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.259211	15.068025	22.91%	0
2016	11.927417	12.259211	2.78%	0
2015	13.070990	11.927417	-8.75%	0
2014	12.511547	13.070990	4.47%	0
2013	9.941859	12.511547	25.85%	0
2012*	10.000000	9.941859	-0.58%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	17.990903	20.586181	14.43%	0
2016	17.804609	17.990903	1.05%	0
2015	18.308573	17.804609	-2.75%	0
2014	17.465173	18.308573	4.83%	0
2013	15.052254	17.465173	16.03%	0
2012	13.709338	15.052254	9.80%	0
2011	13.965002	13.709338	-1.83%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.567450	9.577607	0.11%	0
2016	9.663066	9.567450	-0.99%	0
2015*	10.000000	9.663066	-3.37%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	24.327119	30.631474	25.91%	0
2016	24.637582	24.327119	-1.26%	0
2015	22.725965	24.637582	8.41%	0
2014	21.633231	22.725965	5.05%	0
2013	17.065607	21.633231	26.77%	0
2012	14.227312	17.065607	19.95%	0
2011	15.784930	14.227312	-9.87%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.262112	21.422862	40.37%	0
2016	13.839911	15.262112	10.28%	0
2015	13.655663	13.839911	1.35%	0
2014	12.894421	13.655663	5.90%	0
2013	9.833382	12.894421	31.13%	0
2012*	10.000000	9.833382	-1.67%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	18.189720	23.046085	26.70%	0
2016	20.130091	18.189720	-9.64%	0
2015	22.792102	20.130091	-11.68%	0
2014	26.774028	22.792102	-14.87%	0
2013	24.189895	26.774028	10.68%	0
2012	22.069801	24.189895	9.61%	0
2011	33.678202	22.069801	-34.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.454594	10.467973	23.81%	0
2016	7.226902	8.454594	16.99%	0
2015	9.334365	7.226902	-22.58%	0
2014*	10.000000	9.334365	-6.66%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.850307	9.909513	0.60%	0
2016*	10.000000	9.850307	-1.50%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.359894	15.124242	22.37%	0
2016	11.728767	12.359894	5.38%	0
2015	12.375883	11.728767	-5.23%	0
2014	13.813891	12.375883	-10.41%	0
2013	10.099821	13.813891	36.77%	0
2012*	10.000000	10.099821	1.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.488582	25.561334	13.66%	0
2016	20.406659	22.488582	10.20%	0
2015	21.269063	20.406659	-4.05%	0
2014	19.927687	21.269063	6.73%	0
2013	15.174032	19.927687	31.33%	0
2012	13.521188	15.174032	12.22%	0
2011	14.025479	13.521188	-3.60%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.218605	17.465791	22.84%	0
2016	14.136643	14.218605	0.58%	0
2015	13.728696	14.136643	2.97%	0
2014	14.016443	13.728696	-2.05%	0
2013	11.338603	14.016443	23.62%	0
2012	10.099251	11.338603	12.27%	0
2011	10.615791	10.099251	-4.87%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.840905	12.210531	24.08%	0
2016	9.599291	9.840905	2.52%	0
2015*	10.000000	9.599291	-4.01%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	10.514809	10.784862	2.57%	0
2016	10.254873	10.514809	2.53%	0
2015	10.677306	10.254873	-3.96%	0
2014	10.249151	10.677306	4.18%	0
2013	10.644287	10.249151	-3.71%	0
2012	10.065964	10.644287	5.75%	0
2011	9.859660	10.065964	2.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	18.640436	19.785614	6.14%	0
2016	17.403490	18.640436	7.11%	0
2015	18.183392	17.403490	-4.29%	0
2014	18.247446	18.183392	-0.35%	0
2013	20.649281	18.247446	-11.63%	0
2012	18.088833	20.649281	14.15%	0
2011	17.472697	18.088833	3.53%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.044713	9.859621	9.01%	0
2016	8.122282	9.044713	11.36%	0
2015*	10.000000	8.122282	-18.78%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	15.026046	17.103887	13.83%	0
2016	13.975470	15.026046	7.52%	0
2015	15.544252	13.975470	-10.09%	0
2014	16.388239	15.544252	-5.15%	0
2013	12.826643	16.388239	27.77%	0
2012	10.800881	12.826643	18.76%	0
2011	11.253977	10.800881	-4.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	21.833956	22.932685	5.03%	0
2016	18.751780	21.833956	16.44%	0
2015	20.261809	18.751780	-7.45%	0
2014	18.522486	20.261809	9.39%	0
2013	14.524359	18.522486	27.53%	0
2012	13.104783	14.524359	10.83%	0
2011	13.464653	13.104783	-2.67%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.866250	14.430378	12.16%	0
2016	12.186728	12.866250	5.58%	0
2015	12.460485	12.186728	-2.20%	0
2014	12.254233	12.460485	1.68%	0
2013	10.262929	12.254233	19.40%	0
2012	9.158123	10.262929	12.06%	0
2011	9.368292	9.158123	-2.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.607051	9.604104	-0.03%	0
2016	9.662549	9.607051	-0.57%	0
2015	9.999938	9.662549	-3.37%	0
2014	9.835497	9.999938	1.67%	0
2013	10.423716	9.835497	-5.64%	0
2012	10.254295	10.423716	1.65%	0
2011	10.013671	10.254295	2.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.196666	16.740708	26.86%	0
2016	13.599196	13.196666	-2.96%	0
2015	13.179213	13.599196	3.19%	0
2014	13.362617	13.179213	-1.37%	0
2013	10.725168	13.362617	24.59%	0
2012	9.071202	10.725168	18.23%	0
2011	10.327170	9.071202	-12.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	13.722535	16.986416	23.78%	0
2016	12.990142	13.722535	5.64%	0
2015	12.602660	12.990142	3.07%	0
2014	12.041224	12.602660	4.66%	0
2013	9.592309	12.041224	25.53%	0
2012	8.436818	9.592309	13.70%	0
2011	9.139147	8.436818	-7.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.283781	14.506977	18.10%	0
2016	11.416353	12.283781	7.60%	0
2015	11.660983	11.416353	-2.10%	0
2014	10.923077	11.660983	6.76%	0
2013	8.481821	10.923077	28.78%	0
2013	8.481821	10.923077	28.78%	0
2012	7.481714	8.481821	13.37%	0
2011	7.901204	7.481714	-5.31%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	19.415845	22.132627	13.99%	0
2016	17.049348	19.415845	13.88%	0
2015	18.830996	17.049348	-9.46%	0
2014	17.850137	18.830996	5.49%	0
2013	13.621821	17.850137	31.04%	0
2012	11.902978	13.621821	14.44%	0
2011	12.610890	11.902978	-5.61%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.172993	10.522774	14.71%	0
2016	9.196913	9.172993	-0.26%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	15.945763	16.488501	3.40%	0
2016	14.421309	15.945763	10.57%	0
2015	15.289116	14.421309	-5.68%	0
2014	15.393805	15.289116	-0.68%	0
2013	14.844595	15.393805	3.70%	0
2012	13.380754	14.844595	10.94%	0
2011	13.306849	13.380754	0.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.209215	14.753971	20.84%	0
2016	11.101588	12.209215	9.98%	0
2015	11.601077	11.101588	-4.31%	0
2014	11.241098	11.601077	3.20%	0
2013	8.086246	11.241098	39.02%	0
2012	7.146679	8.086246	13.15%	0
2011	8.352287	7.146679	-14.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.732643	15.744024	14.65%	0
2016	12.876354	13.732643	6.65%	0
2015	13.351035	12.876354	-3.56%	0
2014	12.474238	13.351035	7.03%	0
2013	9.295898	12.474238	34.19%	0
2012	8.617953	9.295898	7.87%	0
2011	9.198093	8.617953	-6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.305372	13.118404	16.04%	0
2016	10.771152	11.305372	4.96%	0
2015	11.320093	10.771152	-4.85%	0
2014	11.185323	11.320093	1.20%	0
2013	8.919783	11.185323	25.40%	0
2012	7.929653	8.919783	12.49%	0
2011	8.744919	7.929653	-9.32%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	11.016916	11.956908	8.53%	0
2016	10.719441	11.016916	2.78%	0
2015	11.186645	10.719441	-4.18%	0
2014	11.074565	11.186645	1.01%	0
2013	9.972909	11.074565	11.05%	0
2012	9.272429	9.972909	7.55%	0
2011	9.703884	9.272429	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.324778	12.702885	12.17%	0
2016	10.894399	11.324778	3.95%	0
2015	11.400262	10.894399	-4.44%	0
2014	11.242937	11.400262	1.40%	0
2013	9.574337	11.242937	17.43%	0
2012	8.699582	9.574337	10.06%	0
2011	9.302693	8.699582	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.273712	10.583735	3.02%	0
2016	10.139195	10.273712	1.33%	0
2015	10.546398	10.139195	-3.86%	0
2014	10.537818	10.546398	0.08%	0
2013	10.369066	10.537818	1.63%	0
2012	9.960260	10.369066	4.10%	0
2011	10.140334	9.960260	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	10.033141	11.153016	11.16%	0
2016	9.813233	10.033141	2.24%	0
2015	10.587085	9.813233	-7.31%	0
2014	10.689843	10.587085	-0.96%	0
2013*	10.000000	10.689843	6.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.038486	11.453126	14.09%	0
2016	9.757851	10.038486	2.88%	0
2015	10.591834	9.757851	-7.87%	0
2014	10.826642	10.591834	-2.17%	0
2013*	10.000000	10.826642	8.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.199024	12.362595	10.39%	0
2016	10.832223	11.199024	3.39%	0
2015	11.305087	10.832223	-4.18%	0
2014	11.162639	11.305087	1.28%	0
2013	9.783652	11.162639	14.09%	0
2012	8.990485	9.783652	8.82%	0
2011	9.503976	8.990485	-5.40%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.271192	12.889919	14.36%	0
2016	10.815682	11.271192	4.21%	0
2015	11.338482	10.815682	-4.61%	0
2014	11.196526	11.338482	1.27%	0
2013	9.302244	11.196526	20.36%	0
2012	8.382771	9.302244	10.97%	0
2011	9.079033	8.382771	-7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.847772	11.545742	6.43%	0
2016	10.565867	10.847772	2.67%	0
2015	11.027024	10.565867	-4.18%	0
2014	10.939132	11.027024	0.80%	0
2013	10.153728	10.939132	7.74%	0
2012	9.527806	10.153728	6.57%	0
2011	9.863662	9.527806	-3.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.617273	10.713574	0.91%	0
2016	10.439107	10.617273	1.71%	0
2015	10.874404	10.439107	-4.00%	0
2014	10.726201	10.874404	1.38%	0
2013	11.315975	10.726201	-5.21%	0
2012	10.871432	11.315975	4.09%	0
2011	10.564903	10.871432	2.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.364009	11.421652	0.51%	0
2016	11.353817	11.364009	0.09%	0
2015	11.784075	11.353817	-3.65%	0
2014	11.601007	11.784075	1.58%	0
2013	12.228914	11.601007	-5.13%	0
2012	11.788543	12.228914	3.74%	0
2011	11.476796	11.788543	2.72%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.774213	11.160492	14.18%	0
2016	9.059534	9.774213	7.89%	0
2015*	10.000000	9.059534	-9.40%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.751182	10.751370	10.26%	0
2016	9.255779	9.751182	5.35%	0
2015*	10.000000	9.255779	-7.44%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	20.080218	27.467750	36.79%	0
2016	19.288815	20.080218	4.10%	0
2015	23.776394	19.288815	-18.87%	0
2014	26.042368	23.776394	-8.70%	0
2013	26.774682	26.042368	-2.74%	0
2012	23.632305	26.774682	13.30%	0
2011	31.523581	23.632305	-25.03%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.918228	9.806894	-1.12%	0
2016	10.164521	9.918228	-2.42%	0
2015	10.506567	10.164521	-3.26%	0
2014	10.374273	10.506567	1.28%	0
2013	11.164530	10.374273	-7.08%	0
2012	11.186624	11.164530	-0.20%	0
2011	10.768140	11.186624	3.89%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.456956	7.253128	-2.73%	0
2016	7.698226	7.456956	-3.13%	0
2015	7.948603	7.698226	-3.15%	0
2014	8.207125	7.948603	-3.15%	0
2013	8.474056	8.207125	-3.15%	0
2012	8.750432	8.474056	-3.16%	0
2011	9.034232	8.750432	-3.14%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.197361	8.858889	23.09%	0
2016	7.384011	7.197361	-2.53%	0
2015	7.877998	7.384011	-6.27%	0
2014	8.193249	7.877998	-3.85%	0
2013	7.195854	8.193249	13.86%	0
2012	6.448513	7.195854	11.59%	0
2011	7.397703	6.448513	-12.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.767142	9.363182	20.55%	0
2016	7.977331	7.767142	-2.63%	0
2015	8.352901	7.977331	-4.50%	0
2014	9.193536	8.352901	-9.14%	0
2013	7.844237	9.193536	17.20%	0
2012	6.852021	7.844237	14.48%	0
2011	8.117713	6.852021	-15.59%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.715031	21.468119	14.71%	0
2016	17.650794	18.715031	6.03%	0
2015	18.408703	17.650794	-4.12%	0
2014	18.104878	18.408703	1.68%	0
2013	14.690602	18.104878	23.24%	0
2012	13.088054	14.690602	12.24%	0
2011	14.065954	13.088054	-6.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.894418	14.956011	7.64%	0
2016	13.494516	13.894418	2.96%	0
2015	13.957694	13.494516	-3.32%	0
2014	13.779822	13.957694	1.29%	0
2013	12.543998	13.779822	9.85%	0
2012	11.841498	12.543998	5.93%	0
2011	12.118553	11.841498	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	16.028882	17.824609	11.20%	0
2016	15.359944	16.028882	4.36%	0
2015	15.944375	15.359944	-3.67%	0
2014	15.647433	15.944375	1.90%	0
2013	13.520424	15.647433	15.73%	0
2012	12.437585	13.520424	8.71%	0
2011	12.962565	12.437585	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	11.089850	11.351897	2.36%	0
2016	10.981312	11.089850	0.99%	0
2015	11.308550	10.981312	-2.89%	0
2014	11.239109	11.308550	0.62%	0
2013	11.069783	11.239109	1.53%	0
2012	10.868228	11.069783	1.85%	0
2011	10.901310	10.868228	-0.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	10.022119	11.069409	10.45%	0
2016	9.788433	10.022119	2.39%	0
2015	10.445413	9.788433	-6.29%	0
2014	10.526650	10.445413	-0.77%	0
2013*	10.000000	10.526650	5.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.077157	11.416406	13.29%	0
2016	9.727797	10.077157	3.59%	0
2015	10.457873	9.727797	-6.98%	0
2014	10.614030	10.457873	-1.47%	0
2013*	10.000000	10.614030	6.14%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	15.105881	16.522846	9.38%	0
2016	14.556034	15.105881	3.78%	0
2015	15.079968	14.556034	-3.47%	0
2014	14.803446	15.079968	1.87%	0
2013	13.105648	14.803446	12.95%	0
2012	12.212492	13.105648	7.31%	0
2011	12.613925	12.212492	-3.18%	2,181
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	17.240652	19.484443	13.01%	0
2016	16.408103	17.240652	5.07%	0
2015	17.066382	16.408103	-3.86%	0
2014	16.789231	17.066382	1.65%	0
2013	14.165240	16.789231	18.52%	0
2012	12.857748	14.165240	10.17%	0
2011	13.563561	12.857748	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	13.157264	13.917892	5.78%	0
2016	12.851075	13.157264	2.38%	0
2015	13.273133	12.851075	-3.18%	0
2014	13.084689	13.273133	1.44%	0
2013	12.226980	13.084689	7.01%	0
2012	11.686061	12.226980	4.63%	0
2011	11.821421	11.686061	-1.15%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	20.484913	25.212652	23.08%	0
2016	20.468804	20.484913	0.08%	0
2015	20.162205	20.468804	1.52%	0
2014	19.176058	20.162205	5.14%	0
2013	14.527878	19.176058	31.99%	0
2012	12.667761	14.527878	14.68%	0
2011	13.413605	12.667761	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.811907	11.171995	13.86%	0
2016	9.332413	9.811907	5.14%	0
2015	9.857490	9.332413	-5.33%	0
2014*	10.000000	9.857490	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.391419	12.248930	17.88%	0
2016	9.749090	10.391419	6.59%	0
2015	10.052001	9.749090	-3.01%	0
2014*	10.000000	10.052001	0.52%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	28.001979	31.402351	12.14%	0
2016	24.033621	28.001979	16.51%	0
2015	25.460610	24.033621	-5.60%	0
2014	24.025446	25.460610	5.97%	0
2013	18.644668	24.025446	28.86%	0
2012	16.388821	18.644668	13.76%	0
2011	17.362624	16.388821	-5.61%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	11.973887	12.332077	2.99%	0
2016	11.378332	11.973887	5.23%	0
2015	12.098140	11.378332	-5.95%	0
2014	12.024628	12.098140	0.61%	0
2013	12.556956	12.024628	-4.24%	0
2012	11.551322	12.556956	8.71%	0
2011	11.299146	11.551322	2.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.685393	10.560972	21.59%	0
2016	9.194388	8.685393	-5.54%	0
2015	9.556073	9.194388	-3.78%	0
2014	10.002182	9.556073	-4.46%	0
2013	8.529557	10.002182	17.26%	0
2012	7.624273	8.529557	11.87%	0
2011	8.710116	7.624273	-12.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	11.809622	14.016544	18.69%	0
2016	11.614136	11.809622	1.68%	0
2015	12.669325	11.614136	-8.33%	0
2014	14.483159	12.669325	-12.52%	0
2013	12.353620	14.483159	17.24%	0
2012	10.898367	12.353620	13.35%	0
2011	13.462196	10.898367	-19.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.587869	15.835751	25.80%	0
2016	12.742529	12.587869	-1.21%	0
2015	12.757715	12.742529	-0.12%	0
2014	11.958992	12.757715	6.68%	0
2013	9.186329	11.958992	30.18%	0
2012	8.167510	9.186329	12.47%	0
2011	8.714298	8.167510	-6.27%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.729775	14.100830	10.77%	0
2016	11.325382	12.729775	12.40%	0
2015	12.110000	11.325382	-6.48%	0
2014	11.342080	12.110000	6.77%	0
2013	8.672862	11.342080	30.78%	0
2012	7.615853	8.672862	13.88%	0
2011	8.373268	7.615853	-9.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.672444	15.652807	23.52%	0
2016	12.336398	12.672444	2.72%	0
2015	12.781908	12.336398	-3.49%	0
2014	12.724393	12.781908	0.45%	0
2013	9.478652	12.724393	34.24%	0
2012	8.537411	9.478652	11.02%	0
2011	9.225181	8.537411	-7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.470522	18.161043	10.26%	0
2016	14.460455	16.470522	13.90%	0
2015	15.374516	14.460455	-5.95%	0
2014	13.565600	15.374516	13.33%	0
2013	10.323399	13.565600	31.41%	0
2012	9.162306	10.323399	12.67%	0
2011	9.684560	9.162306	-5.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	17.117710	20.666651	20.73%	0
2016	16.354962	17.117710	4.66%	0
2015	16.798017	16.354962	-2.64%	0
2014	16.915101	16.798017	-0.69%	0
2013	12.132488	16.915101	39.42%	0
2012	11.077632	12.132488	9.52%	0
2011	11.536588	11.077632	-3.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	27.175627	28.626071	5.34%	0
2016	22.335675	27.175627	21.67%	0
2015	24.610158	22.335675	-9.24%	0
2014	23.800448	24.610158	3.40%	0
2013	17.549784	23.800448	35.62%	0
2012	15.063221	17.549784	16.51%	0
2011	16.449318	15.063221	-8.43%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	25.288333	27.727118	9.64%	0
2016	21.305291	25.288333	18.70%	0
2015	22.423319	21.305291	-4.99%	0
2014	23.024748	22.423319	-2.61%	0
2013	16.914148	23.024748	36.13%	0
2012	15.157523	16.914148	11.59%	0
2011	16.613756	15.157523	-8.77%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	17.482626	20.361901	16.47%	0
2016	16.237746	17.482626	7.67%	0
2015	16.655677	16.237746	-2.51%	0
2014	15.380019	16.655677	8.29%	0
2013	12.141574	15.380019	26.67%	0
2012	11.012461	12.141574	10.25%	0
2011	11.327073	11.012461	-2.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.849116	12.182068	2.81%	0
2016	11.414032	11.849116	3.81%	0
2015	12.492461	11.414032	-8.63%	0
2014	10.029406	12.492461	24.56%	0
2013	10.083371	10.029406	-0.54%	0
2012	9.008377	10.083371	11.93%	0
2011	8.762785	9.008377	2.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.344930	15.669361	17.42%	0
2016	12.368186	13.344930	7.90%	0
2015	12.651181	12.368186	-2.24%	0
2014	11.551931	12.651181	9.52%	0
2013*	10.000000	11.551931	15.52%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.907536	8.763954	-1.61%	0
2016	8.972865	8.907536	-0.73%	0
2015	9.296438	8.972865	-3.48%	0
2014	9.551622	9.296438	-2.67%	0
2013	9.851905	9.551622	-3.05%	0
2012	9.826917	9.851905	0.25%	0
2011	10.015643	9.826917	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.554712	14.990842	10.60%	0
2016	11.577828	13.554712	17.07%	0
2015	12.568051	11.577828	-7.88%	0
2014	12.411928	12.568051	1.26%	0
2013*	10.000000	12.411928	24.12%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.172422	14.468746	18.86%	0
2016	12.428682	12.172422	-2.06%	0
2015	13.354335	12.428682	-6.93%	0
2014	15.011882	13.354335	-11.04%	0
2013	12.906485	15.011882	16.31%	0
2012	11.146452	12.906485	15.79%	0
2011	13.141657	11.146452	-15.18%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	24.072356	29.043655	20.65%	0
2016	23.860143	24.072356	0.89%	0
2015	24.393633	23.860143	-2.19%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	8.097323	7.912841	-2.28%	0
2016	8.259257	8.097323	-1.96%	0
2015	8.512257	8.259257	-2.97%	0
2014	8.735836	8.512257	-2.56%	0
2013	8.964672	8.735836	-2.55%	0
2012	8.849471	8.964672	1.30%	0
2011	9.110197	8.849471	-2.86%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.674289	23.715596	14.71%	0
2016	19.428711	20.674289	6.41%	0
2015	20.154076	19.428711	-3.60%	0
2014	18.852302	20.154076	6.91%	0
2013	14.145769	18.852302	33.27%	0
2012	13.161853	14.145769	7.48%	0
2011	14.021010	13.161853	-6.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	22.226570	29.348091	32.04%	0
2016	22.983629	22.226570	-3.29%	0
2015	22.890617	22.983629	0.41%	0
2014	23.159047	22.890617	-1.16%	0
2013	18.829568	23.159047	22.99%	0
2012	16.075405	18.829568	17.13%	0
2011	18.144710	16.075405	-11.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.419265	9.674112	2.71%	0
2016	9.151411	9.419265	2.93%	0
2015	9.690582	9.151411	-5.56%	0
2014	9.762531	9.690582	-0.74%	0
2013	10.117209	9.762531	-3.51%	0
2012*	10.000000	10.117209	1.17%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.393582	10.280040	22.48%	0
2016	8.907711	8.393582	-5.77%	0
2015	8.920415	8.907711	-0.14%	0
2014*	10.000000	8.920415	-10.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	19.158724	21.644204	12.97%	0
2016	17.772062	19.158724	7.80%	0
2015	17.797178	17.772062	-0.14%	0
2014	16.644838	17.797178	6.92%	0
2013	13.075186	16.644838	27.30%	0
2012	11.578287	13.075186	12.93%	0
2011	11.991802	11.578287	-3.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	27.503236	30.345103	10.33%	0
2016	24.130630	27.503236	13.98%	0
2015	26.532502	24.130630	-9.05%	0
2014	24.535870	26.532502	8.14%	0
2013	18.014943	24.535870	36.20%	0
2012	15.808760	18.014943	13.96%	0
2011	16.720396	15.808760	-5.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.518440	10.452954	9.82%	0
2016	8.703839	9.518440	9.36%	0
2015	9.896348	8.703839	-12.05%	0
2014	10.171977	9.896348	-2.71%	0
2013	10.491363	10.171977	-3.04%	0
2012*	10.000000	10.491363	4.91%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.932000	10.560841	6.33%	0
2016	9.057371	9.932000	9.66%	0
2015	9.578504	9.057371	-5.44%	0
2014*	10.000000	9.578504	-4.21%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.584201	10.279625	7.26%	0
2016	9.615873	9.584201	-0.33%	0
2015	10.696112	9.615873	-10.10%	0
2014	11.010860	10.696112	-2.86%	0
2013	12.168058	11.010860	-9.51%	0
2012	11.940157	12.168058	1.91%	0
2011	11.370458	11.940157	5.01%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.908986	9.717888	-1.93%	0
2016	10.098581	9.908986	-1.88%	0
2015	10.405300	10.098581	-2.95%	0
2014	10.663934	10.405300	-2.43%	0
2013	11.036405	10.663934	-3.37%	0
2012	10.776657	11.036405	2.41%	0
2011	11.015165	10.776657	-2.17%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.987499	9.896744	-0.91%	0
2016*	10.000000	9.987499	-0.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.680503	9.828065	1.52%	0
2016	9.742771	9.680503	-0.64%	0
2015	10.025999	9.742771	-2.82%	0
2014	9.937924	10.025999	0.89%	0
2013	10.476236	9.937924	-5.14%	0
2012	9.879309	10.476236	6.04%	0
2011*	10.000000	9.879309	-1.21%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.123891	11.24%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.252162	12.999144	26.79%	0
2016*	10.000000	10.252162	2.52%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.535981	16.595937	22.61%	0
2016	14.326542	13.535981	-5.52%	0
2015	14.771905	14.326542	-3.01%	0
2014	16.361459	14.771905	-9.72%	0
2013	13.190574	16.361459	24.04%	0
2012	11.172042	13.190574	18.07%	0
2011	13.886740	11.172042	-19.55%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	24.650355	30.396120	23.31%	0
2016	28.504557	24.650355	-13.52%	0
2015	26.168337	28.504557	8.93%	0
2014	20.589852	26.168337	27.09%	0
2013	14.124297	20.589852	45.78%	0
2012	11.133294	14.124297	26.87%	0
2011	10.413109	11.133294	6.92%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.091535	6.733381	-5.05%	0
2016	5.105179	7.091535	38.91%	0
2015	7.942315	5.105179	-35.72%	0
2014	10.168317	7.942315	-21.89%	0
2013	9.519032	10.168317	6.82%	0
2012*	10.000000	9.519032	-4.81%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.233382	6.887204	-4.79%	0
2016	5.196523	7.233382	39.20%	0
2015	8.062655	5.196523	-35.55%	0
2014	10.291361	8.062655	-21.66%	0
2013	9.613422	10.291361	7.05%	0
2012*	10.000000	9.613422	-3.87%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	19.350281	23.589177	21.91%	0
2016	18.541508	19.350281	4.36%	0
2015	19.712962	18.541508	-5.94%	0
2014	20.743869	19.712962	-4.97%	0
2013	14.256690	20.743869	45.50%	0
2012	13.647378	14.256690	4.46%	0
2011	14.769369	13.647378	-7.60%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.448756	11.558286	10.62%	0
2016	10.447089	10.448756	0.02%	0
2015	10.940310	10.447089	-4.51%	0
2014	10.851317	10.940310	0.82%	0
2013	10.020055	10.851317	8.30%	0
2012*	10.000000	10.020055	0.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	18.722555	21.485104	14.76%	0
2016	17.421074	18.722555	7.47%	0
2015	17.753004	17.421074	-1.87%	0
2014	16.789532	17.753004	5.74%	0
2013	12.893087	16.789532	30.22%	0
2012	11.366998	12.893087	13.43%	0
2011	11.075673	11.366998	2.63%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	28.589138	31.217456	9.19%	0
2016	23.676580	28.589138	20.75%	0
2015	25.949725	23.676580	-8.76%	0
2014	24.619061	25.949725	5.41%	0
2013	18.487644	24.619061	33.16%	0
2012	16.130880	18.487644	14.61%	0
2011	18.245001	16.130880	-11.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.469005	10.501626	0.31%	0
2016	10.364960	10.469005	1.00%	0
2015	10.984335	10.364960	-5.64%	0
2014	10.990661	10.984335	-0.06%	0
2013	12.412460	10.990661	-11.45%	0
2012	11.947972	12.412460	3.89%	0
2011	11.050235	11.947972	8.12%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	18.142555	21.117984	16.40%	0
2016	16.563769	18.142555	9.53%	0
2015	18.203165	16.563769	-9.01%	0
2014	16.749132	18.203165	8.68%	0
2013	12.777472	16.749132	31.08%	0
2012	11.539367	12.777472	10.73%	0
2011	11.594904	11.539367	-0.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	22.108278	23.845038	7.86%	0
2016	18.618863	22.108278	18.74%	0
2015	19.553251	18.618863	-4.78%	0
2014	17.386606	19.553251	12.46%	0
2013	13.833948	17.386606	25.68%	0
2012	12.303237	13.833948	12.44%	0
2011	12.823814	12.303237	-4.06%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.823222	12.199522	12.72%	0
2016	9.637930	10.823222	12.30%	0
2015*	10.000000	9.637930	-3.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.177944	14.498864	10.02%	0
2016	13.120129	13.177944	0.44%	0
2015	13.698071	13.120129	-4.22%	0
2014	13.889882	13.698071	-1.38%	0
2013	12.547527	13.889882	10.70%	0
2012	11.794489	12.547527	6.38%	0
2011	12.650376	11.794489	-6.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.931726	10.290043	3.61%	0
2016	9.098140	9.931726	9.16%	0
2015*	10.000000	9.098140	-9.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.582331	9.569011	-0.14%	0
2016	9.665637	9.582331	-0.86%	0
2015*	10.000000	9.665637	-3.34%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.073183	0.73%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.160445	15.312612	8.14%	0
2016	11.164150	14.160445	26.84%	0
2015	12.336515	11.164150	-9.50%	0
2014	12.072677	12.336515	2.19%	0
2013*	10.000000	12.072677	20.73%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.296748	12.574753	11.31%	0
2016	10.134445	11.296748	11.47%	0
2015	10.745311	10.134445	-5.68%	0
2014*	10.000000	10.745311	7.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	29.392314	31.967316	8.76%	0
2016	24.160671	29.392314	21.65%	0
2015	25.568018	24.160671	-5.50%	0
2014	25.139417	25.568018	1.70%	0
2013	18.465155	25.139417	36.15%	0
2012	16.490855	18.465155	11.97%	0
2011	16.948339	16.490855	-2.70%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	19.312540	22.650820	17.29%	0
2016	17.910227	19.312540	7.83%	0
2015	18.352509	17.910227	-2.41%	0
2014	16.771204	18.352509	9.43%	0
2013	13.161382	16.771204	27.43%	0
2012	11.781393	13.161382	11.71%	0
2011	11.982155	11.781393	-1.68%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	16.435725	20.198732	22.90%	0
2016	15.781500	16.435725	4.15%	0
2015	16.766709	15.781500	-5.88%	0
2014	16.071999	16.766709	4.32%	0
2013	13.748431	16.071999	16.90%	0
2012	12.903225	13.748431	6.55%	0
2011	12.263855	12.903225	5.21%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	15.966694	19.214561	20.34%	0
2016	14.129259	15.966694	13.00%	0
2015	14.981848	14.129259	-5.69%	0
2014	15.283270	14.981848	-1.97%	0
2013	10.657317	15.283270	43.41%	0
2012	9.161850	10.657317	16.32%	0
2011	11.018245	9.161850	-16.85%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.875582	9.884428	0.09%	0
2016	9.368321	9.875582	5.41%	0
2015	9.780055	9.368321	-4.21%	0
2014*	10.000000	9.780055	-2.20%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	10.168986	10.889165	7.08%	0
2016	11.002648	10.168986	-7.58%	0
2015	12.154419	11.002648	-9.48%	0
2014	12.732187	12.154419	-4.54%	0
2013	11.333475	12.732187	12.34%	0
2012	10.647519	11.333475	6.44%	0
2011	11.646042	10.647519	-8.57%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.647115	10.688302	0.39%	0
2016	10.628387	10.647115	0.18%	0
2015	11.033920	10.628387	-3.68%	0
2014	11.017537	11.033920	0.15%	0
2013	11.302831	11.017537	-2.52%	0
2012	10.675055	11.302831	5.88%	0
2011	10.817348	10.675055	-1.32%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	12.495811	13.638172	9.14%	0
2016	12.272492	12.495811	1.82%	0
2015	12.752423	12.272492	-3.76%	0
2014	12.648179	12.752423	0.82%	0
2013	11.548915	12.648179	9.52%	0
2012	10.698552	11.548915	7.95%	0
2011	11.104587	10.698552	-3.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	13.035898	14.664563	12.49%	0
2016	12.733653	13.035898	2.37%	0
2015	13.222146	12.733653	-3.69%	0
2014	13.065897	13.222146	1.20%	0
2013	11.678708	13.065897	11.88%	0
2012	10.676443	11.678708	9.39%	0
2011	11.173044	10.676443	-4.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	13.666975	15.960848	16.78%	0
2016	13.278424	13.666975	2.93%	0
2015	13.797624	13.278424	-3.76%	0
2014	13.615323	13.797624	1.34%	0
2013	11.591010	13.615323	17.46%	0
2012	10.402047	11.591010	11.43%	0
2011	11.063810	10.402047	-5.98%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.298532	11.570837	12.35%	0
2016*	10.000000	10.298532	2.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	14.238852	13.394983	-5.93%	0
2016	11.022682	14.238852	29.18%	0
2015	14.376832	11.022682	-23.33%	0
2014	17.035157	14.376832	-15.60%	0
2013	14.182699	17.035157	20.11%	0
2012	13.997625	14.182699	1.32%	0
2011	15.260516	13.997625	-8.28%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	18.136673	19.769005	9.00%	0
2016	15.924076	18.136673	13.89%	0
2015	17.187584	15.924076	-7.35%	0
2014	16.376311	17.187584	4.95%	0
2013	13.241371	16.376311	23.68%	0
2012	11.692922	13.241371	13.24%	0
2011	12.006316	11.692922	-2.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.114626	12.541035	12.83%	0
2016*	10.000000	11.114626	11.15%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	18.225196	23.774820	30.45%	0
2016	18.732710	18.225196	-2.71%	0
2015	18.111484	18.732710	3.43%	0
2014	16.862776	18.111484	7.41%	0
2013	12.815300	16.862776	31.58%	0
2012	11.579019	12.815300	10.68%	0
2011	11.971052	11.579019	-3.27%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	10.854655	10.922118	0.62%	0
2016	10.737442	10.854655	1.09%	0
2015	11.193289	10.737442	-4.07%	0
2014	10.953906	11.193289	2.19%	0
2013	11.560962	10.953906	-5.25%	0
2012	11.316157	11.560962	2.16%	0
2011	10.926474	11.316157	3.57%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	30.028187	35.022458	16.63%	0
2016	27.727964	30.028187	8.30%	0
2015	29.134099	27.727964	-4.83%	0
2014	28.399900	29.134099	2.59%	0
2013	21.603979	28.399900	31.46%	0
2012	19.492740	21.603979	10.83%	0
2011	22.599189	19.492740	-13.75%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	16.038573	20.172895	25.78%	0
2016	17.497742	16.038573	-8.34%	0
2015	17.508502	17.497742	-0.06%	0
2014	19.734185	17.508502	-11.28%	0
2013	15.669598	19.734185	25.94%	0
2012	13.455133	15.669598	16.46%	0
2011	16.824036	13.455133	-20.02%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	22.228645	25.613516	15.23%	0
2016	21.023974	22.228645	5.73%	0
2015	22.446514	21.023974	-6.34%	0
2014	21.781927	22.446514	3.05%	0
2013	17.293334	21.781927	25.96%	0
2012	14.068036	17.293334	22.93%	0
2011	15.984556	14.068036	-11.99%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	11.015396	11.935209	8.35%	0
2016	10.058562	11.015396	9.51%	0
2015	11.085340	10.058562	-9.26%	0
2014	11.140475	11.085340	-0.49%	0
2013	9.303093	11.140475	19.75%	0
2012	8.337888	9.303093	11.58%	0
2011	8.752386	8.337888	-4.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	12.811426	13.595393	6.12%	0
2016	11.612052	12.811426	10.33%	0
2015	12.913188	11.612052	-10.08%	0
2014	12.758090	12.913188	1.22%	0
2013	11.573110	12.758090	10.24%	0
2012	10.619196	11.573110	8.98%	0
2011	10.719514	10.619196	-0.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	19.761748	23.052676	16.65%	0
2016	17.600122	19.761748	12.28%	0
2015	18.880152	17.600122	-6.78%	0
2014	17.948690	18.880152	5.19%	0
2013	14.304423	17.948690	25.48%	0
2012	13.206355	14.304423	8.31%	0
2011	12.876507	13.206355	2.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	27.251263	29.176825	7.07%	0
2016	21.633157	27.251263	25.97%	0
2015	24.143592	21.633157	-10.40%	0
2014	24.813215	24.143592	-2.70%	0
2013	18.824536	24.813215	31.81%	0
2012	16.436034	18.824536	14.53%	0
2011	17.650879	16.436034	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.151470	11.074841	35.86%	0
2016	7.173222	8.151470	13.64%	0
2015	9.222368	7.173222	-22.22%	0
2014*	10.000000	9.222368	-7.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	15.830571	17.874662	12.91%	0
2016	15.265539	15.830571	3.70%	0
2015	16.874254	15.265539	-9.53%	0
2014	19.626203	16.874254	-14.02%	0
2013	16.495868	19.626203	18.98%	0
2012	14.421745	16.495868	14.38%	0
2011	16.679436	14.421745	-13.54%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.096595	8.971255	-1.38%	0
2016	9.132921	9.096595	-0.40%	0
2015	9.864477	9.132921	-7.42%	0
2014*	10.000000	9.864477	-1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.254486	11.223175	9.45%	0
2016	10.157365	10.254486	0.96%	0
2015	11.147116	10.157365	-8.88%	0
2014	11.084253	11.147116	0.57%	0
2013	10.087882	11.084253	9.88%	0
2012*	10.000000	10.087882	0.88%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.393735	9.423280	0.31%	0
2016	9.755599	9.393735	-3.71%	0
2015	9.900260	9.755599	-1.46%	0
2014	9.777236	9.900260	1.26%	0
2013*	10.000000	9.777236	-2.23%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.475284	16.562816	22.91%	0
2016	13.651329	13.475284	-1.29%	0
2015	13.470102	13.651329	1.35%	0
2014	12.871188	13.470102	4.65%	0
2013	9.516254	12.871188	35.25%	0
2012*	10.000000	9.516254	-4.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.482359	13.847714	10.94%	0
2016	11.399929	12.482359	9.50%	0
2015	12.309916	11.399929	-7.39%	0
2014	12.214219	12.309916	0.78%	0
2013	9.827101	12.214219	24.29%	0
2012*	10.000000	9.827101	-1.73%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.588419	14.877607	18.18%	0
2016	12.936134	12.588419	-2.69%	0
2015	13.232895	12.936134	-2.24%	0
2014	12.700616	13.232895	4.19%	0
2013	9.609551	12.700616	32.17%	0
2012*	10.000000	9.609551	-3.90%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.817246	13.523791	14.44%	0
2016	12.535077	11.817246	-5.73%	0
2015	14.136236	12.535077	-11.33%	0
2014	15.423398	14.136236	-8.35%	0
2013	12.739543	15.423398	21.07%	0
2012	11.049543	12.739543	15.29%	0
2011	12.306924	11.049543	-10.22%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.439568	11.808088	3.22%	0
2016	10.175537	11.439568	12.42%	0
2015	11.249188	10.175537	-9.54%	0
2014	11.409721	11.249188	-1.41%	0
2013	10.672352	11.409721	6.91%	0
2012*	10.000000	10.672352	6.72%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.200273	14.980160	22.79%	0
2016	11.882316	12.200273	2.68%	0
2015	13.035029	11.882316	-8.84%	0
2014	12.490029	13.035029	4.36%	0
2013	9.935012	12.490029	25.72%	0
2012*	10.000000	9.935012	-0.65%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	17.738735	20.276744	14.31%	0
2016	17.573146	17.738735	0.94%	0
2015	18.089246	17.573146	-2.85%	0
2014	17.273788	18.089246	4.72%	0
2013	14.902687	17.273788	15.91%	0
2012	13.587179	14.902687	9.68%	0
2011	13.854830	13.587179	-1.93%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.550991	9.551283	0.00%	0
2016	9.656394	9.550991	-1.09%	0
2015*	10.000000	9.656394	-3.44%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	23.986095	30.171008	25.79%	0
2016	24.317247	23.986095	-1.36%	0
2015	22.453661	24.317247	8.30%	0
2014	21.396116	22.453661	4.94%	0
2013	16.895992	21.396116	26.63%	0
2012	14.100498	16.895992	19.83%	0
2011	15.660373	14.100498	-9.96%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.188621	21.297784	40.22%	0
2016	13.787457	15.188621	10.16%	0
2015	13.617971	13.787457	1.24%	0
2014	12.872110	13.617971	5.79%	0
2013	9.826499	12.872110	30.99%	0
2012*	10.000000	9.826499	-1.74%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	17.934659	22.699553	26.57%	0
2016	19.868300	17.934659	-9.73%	0
2015	22.518984	19.868300	-11.77%	0
2014	26.480569	22.518984	-14.96%	0
2013	23.949480	26.480569	10.57%	0
2012	21.873106	23.949480	9.49%	0
2011	33.412546	21.873106	-34.54%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.431341	10.428449	23.69%	0
2016	7.214441	8.431341	16.87%	0
2015	9.327918	7.214441	-22.66%	0
2014*	10.000000	9.327918	-6.72%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.843590	9.892556	0.50%	0
2016*	10.000000	9.843590	-1.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.300499	15.036064	22.24%	0
2016	11.684429	12.300499	5.27%	0
2015	12.341856	11.684429	-5.33%	0
2014	13.790152	12.341856	-10.50%	0
2013	10.092871	13.790152	36.63%	0
2012*	10.000000	10.092871	0.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	22.173378	25.177130	13.55%	0
2016	20.141371	22.173378	10.09%	0
2015	21.014272	20.141371	-4.15%	0
2014	19.709306	21.014272	6.62%	0
2013	15.023247	19.709306	31.19%	0
2012	13.400694	15.023247	12.11%	0
2011	13.914838	13.400694	-3.69%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	14.121119	17.328190	22.71%	0
2016	14.054180	14.121119	0.48%	0
2015	13.662715	14.054180	2.87%	0
2014	13.963510	13.662715	-2.15%	0
2013	11.307443	13.963510	23.49%	0
2012	10.081931	11.307443	12.16%	0
2011	10.608532	10.081931	-4.96%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.823020	12.175796	23.95%	0
2016	9.591716	9.823020	2.41%	0
2015*	10.000000	9.591716	-4.08%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	10.367399	10.622720	2.46%	0
2016	10.121535	10.367399	2.43%	0
2015	10.549361	10.121535	-4.06%	0
2014	10.136801	10.549361	4.07%	0
2013	10.538487	10.136801	-3.81%	0
2012	9.976238	10.538487	5.64%	0
2011	9.781841	9.976238	1.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	18.372842	19.481509	6.03%	0
2016	17.171337	18.372842	7.00%	0
2015	17.959383	17.171337	-4.39%	0
2014	18.041269	17.959383	-0.45%	0
2013	20.437085	18.041269	-11.72%	0
2012	17.921496	20.437085	14.04%	0
2011	17.328906	17.921496	3.42%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.029152	9.832523	8.90%	0
2016	8.116668	9.029152	11.24%	0
2015*	10.000000	8.116668	-18.83%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	14.930712	16.977896	13.71%	0
2016	13.901112	14.930712	7.41%	0
2015	15.477536	13.901112	-10.19%	0
2014	16.334774	15.477536	-5.25%	0
2013	12.798004	16.334774	27.64%	0
2012	10.787927	12.798004	18.63%	0
2011	11.252073	10.787927	-4.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	21.661783	22.728430	4.92%	0
2016	18.623082	21.661783	16.32%	0
2015	20.143560	18.623082	-7.55%	0
2014	18.433419	20.143560	9.28%	0
2013	14.469445	18.433419	27.40%	0
2012	13.068760	14.469445	10.72%	0
2011	13.441487	13.068760	-2.77%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.725245	14.257547	12.04%	0
2016	12.065598	12.725245	5.47%	0
2015	12.349389	12.065598	-2.30%	0
2014	12.157535	12.349389	1.58%	0
2013	10.192461	12.157535	19.28%	0
2012	9.104661	10.192461	11.95%	0
2011	9.323206	9.104661	-2.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.501836	9.489147	-0.13%	0
2016	9.566573	9.501836	-0.68%	0
2015	9.910843	9.566573	-3.47%	0
2014	9.757934	9.910843	1.57%	0
2013	10.352186	9.757934	-5.74%	0
2012	10.194487	10.352186	1.55%	0
2011	9.965521	10.194487	2.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	13.052023	16.540193	26.73%	0
2016	13.464000	13.052023	-3.06%	0
2015	13.061687	13.464000	3.08%	0
2014	13.257145	13.061687	-1.47%	0
2013	10.651504	13.257145	24.46%	0
2012	9.018235	10.651504	18.11%	0
2011	10.277471	9.018235	-12.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	13.572154	16.782995	23.66%	0
2016	12.861025	13.572154	5.53%	0
2015	12.490290	12.861025	2.97%	0
2014	11.946192	12.490290	4.55%	0
2013	9.526439	11.946192	25.40%	0
2012	8.387553	9.526439	13.58%	0
2011	9.095154	8.387553	-7.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	12.161715	14.348040	17.98%	0
2016	11.314547	12.161715	7.49%	0
2015	11.568958	11.314547	-2.20%	0
2014	10.848075	11.568958	6.65%	0
2013	8.432277	10.848075	28.65%	0
2012	7.445710	8.432277	13.25%	0
2011	7.871295	7.445710	-5.41%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	19.143647	21.799894	13.88%	0
2016	16.827653	19.143647	13.76%	0
2015	18.605359	16.827653	-9.55%	0
2014	17.654490	18.605359	5.39%	0
2013	13.486429	17.654490	30.91%	0
2012	11.796883	13.486429	14.32%	0
2011	12.511395	11.796883	-5.71%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.159111	10.496038	14.60%	0
2016	9.192457	9.159111	-0.36%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	15.722290	16.240681	3.30%	0
2016	14.233852	15.722290	10.46%	0
2015	15.105975	14.233852	-5.77%	0
2014	15.225129	15.105975	-0.78%	0
2013	14.697104	15.225129	3.59%	0
2012	13.261532	14.697104	10.83%	0
2011	13.201879	13.261532	0.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	12.100341	14.607350	20.72%	0
2016	11.013934	12.100341	9.86%	0
2015	11.521383	11.013934	-4.40%	0
2014	11.175417	11.521383	3.10%	0
2013	8.047297	11.175417	38.87%	0
2012	7.119629	8.047297	13.03%	0
2011	8.329268	7.119629	-14.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.610255	15.587648	14.53%	0
2016	12.774741	13.610255	6.54%	0
2015	13.259366	12.774741	-3.65%	0
2014	12.401391	13.259366	6.92%	0
2013	9.251153	12.401391	34.05%	0
2012	8.585364	9.251153	7.75%	0
2011	9.172769	8.585364	-6.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.204637	12.988128	15.92%	0
2016	10.686176	11.204637	4.85%	0
2015	11.242413	10.686176	-4.95%	0
2014	11.120042	11.242413	1.10%	0
2013	8.876879	11.120042	25.27%	0
2012	7.899680	8.876879	12.37%	0
2011	8.720858	7.899680	-9.42%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.918715	11.838135	8.42%	0
2016	10.634846	10.918715	2.67%	0
2015	11.109838	10.634846	-4.28%	0
2014	11.009904	11.109838	0.91%	0
2013	9.924930	11.009904	10.93%	0
2012	9.237379	9.924930	7.44%	0
2011	9.677163	9.237379	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.223821	12.576679	12.05%	0
2016	10.808399	11.223821	3.84%	0
2015	11.321975	10.808399	-4.54%	0
2014	11.177260	11.321975	1.29%	0
2013	9.528243	11.177260	17.31%	0
2012	8.666678	9.528243	9.94%	0
2011	9.277075	8.666678	-6.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.182178	10.478643	2.91%	0
2016	10.059212	10.182178	1.22%	0
2015	10.474011	10.059212	-3.96%	0
2014	10.476312	10.474011	-0.02%	0
2013	10.319196	10.476312	1.52%	0
2012	9.922630	10.319196	4.00%	0
2011	10.112439	9.922630	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.995221	11.099420	11.05%	0
2016	9.786223	9.995221	2.14%	0
2015	10.568871	9.786223	-7.41%	0
2014	10.682478	10.568871	-1.06%	0
2013*	10.000000	10.682478	6.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	10.000548	11.398097	13.97%	0
2016	9.730987	10.000548	2.77%	0
2015	10.573599	9.730987	-7.97%	0
2014	10.819167	10.573599	-2.27%	0
2013*	10.000000	10.819167	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	11.099243	12.239833	10.28%	0
2016	10.746775	11.099243	3.28%	0
2015	11.227500	10.746775	-4.28%	0
2014	11.097500	11.227500	1.17%	0
2013	9.736605	11.097500	13.98%	0
2012	8.956510	9.736605	8.71%	0
2011	9.477830	8.956510	-5.50%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.170709	12.761864	14.24%	0
2016	10.730317	11.170709	4.10%	0
2015	11.260618	10.730317	-4.71%	0
2014	11.131139	11.260618	1.16%	0
2013	9.257470	11.131139	20.24%	0
2012	8.351070	9.257470	10.85%	0
2011	9.054035	8.351070	-7.76%	472
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.751129	11.431097	6.32%	0
2016	10.482531	10.751129	2.56%	0
2015	10.951360	10.482531	-4.28%	0
2014	10.875285	10.951360	0.70%	0
2013	10.104898	10.875285	7.62%	0
2012	9.491820	10.104898	6.46%	0
2011	9.836541	9.491820	-3.50%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.522683	10.607205	0.80%	0
2016	10.356764	10.522683	1.60%	0
2015	10.799783	10.356764	-4.10%	0
2014	10.663606	10.799783	1.28%	0
2013	11.261578	10.663606	-5.31%	0
2012	10.830374	11.261578	3.98%	0
2011	10.535856	10.830374	2.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.262741	11.308212	0.40%	0
2016	11.264242	11.262741	-0.01%	0
2015	11.703194	11.264242	-3.75%	0
2014	11.533303	11.703194	1.47%	0
2013	12.170123	11.533303	-5.23%	0
2012	11.744027	12.170123	3.63%	0
2011	11.445248	11.744027	2.61%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.757408	11.129844	14.07%	0
2016	9.053276	9.757408	7.78%	0
2015*	10.000000	9.053276	-9.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.734429	10.721861	10.14%	0
2016	9.249387	9.734429	5.24%	0
2015*	10.000000	9.249387	-7.51%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	19.798733	27.054861	36.65%	0
2016	19.038016	19.798733	4.00%	0
2015	23.491539	19.038016	-18.96%	0
2014	25.756982	23.491539	-8.80%	0
2013	26.508642	25.756982	-2.84%	0
2012	23.421737	26.508642	13.18%	0
2011	31.274956	23.421737	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.779182	9.659443	-1.22%	0
2016	10.032357	9.779182	-2.52%	0
2015	10.380684	10.032357	-3.36%	0
2014	10.260560	10.380684	1.17%	0
2013	11.053579	10.260560	-7.17%	0
2012	11.086924	11.053579	-0.30%	0
2011	10.683170	11.086924	3.78%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.350542	7.142263	-2.83%	0
2016	7.596193	7.350542	-3.23%	0
2015	7.851361	7.596193	-3.25%	0
2014	8.115102	7.851361	-3.25%	0
2013	8.387700	8.115102	-3.25%	0
2012	8.670232	8.387700	-3.26%	0
2011	8.960664	8.670232	-3.24%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.133196	8.770878	22.96%	0
2016	7.325721	7.133196	-2.63%	0
2015	7.823893	7.325721	-6.37%	0
2014	8.145389	7.823893	-3.95%	0
2013	7.161203	8.145389	13.74%	0
2012	6.424120	7.161203	11.47%	0
2011	7.377332	6.424120	-12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.681987	9.251013	20.42%	0
2016	7.898010	7.681987	-2.74%	0
2015	8.278400	7.898010	-4.59%	0
2014	9.120960	8.278400	-9.24%	0
2013	7.790346	9.120960	17.08%	0
2012	6.811999	7.790346	14.36%	0
2011	8.078636	6.811999	-15.68%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.452723	21.145453	14.59%	0
2016	17.421340	18.452723	5.92%	0
2015	18.188163	17.421340	-4.22%	0
2014	17.906459	18.188163	1.57%	0
2013	14.544607	17.906459	23.11%	0
2012	12.971403	14.544607	12.13%	0
2011	13.954979	12.971403	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.784835	14.822787	7.53%	0
2016	13.401886	13.784835	2.86%	0
2015	13.876213	13.401886	-3.42%	0
2014	13.713531	13.876213	1.19%	0
2013	12.496556	13.713531	9.74%	0
2012	11.808940	12.496556	5.82%	0
2011	12.097696	11.808940	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.902509	17.665868	11.09%	0
2016	15.254545	15.902509	4.25%	0
2015	15.851333	15.254545	-3.76%	0
2014	15.572199	15.851333	1.79%	0
2013	13.469323	15.572199	15.61%	0
2012	12.403410	13.469323	8.59%	0
2011	12.940274	12.403410	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.934405	11.181266	2.26%	0
2016	10.838538	10.934405	0.88%	0
2015	11.173059	10.838538	-2.99%	0
2014	11.115929	11.173059	0.51%	0
2013	10.959778	11.115929	1.42%	0
2012	10.771382	10.959778	1.75%	0
2011	10.815312	10.771382	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.984244	11.016213	10.34%	0
2016	9.761500	9.984244	2.28%	0
2015	10.427438	9.761500	-6.39%	0
2014	10.519397	10.427438	-0.87%	0
2013*	10.000000	10.519397	5.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	10.039096	11.361594	13.17%	0
2016	9.701036	10.039096	3.48%	0
2015	10.439881	9.701036	-7.08%	0
2014	10.606707	10.439881	-1.57%	0
2013*	10.000000	10.606707	6.07%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	14.894051	16.274388	9.27%	0
2016	14.366705	14.894051	3.67%	0
2015	14.899211	14.366705	-3.57%	0
2014	14.641127	14.899211	1.76%	0
2013	12.975337	14.641127	12.84%	0
2012	12.103593	12.975337	7.20%	0
2011	12.514351	12.103593	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.999009	19.191588	12.90%	0
2016	16.194794	16.999009	4.97%	0
2015	16.861945	16.194794	-3.96%	0
2014	16.605258	16.861945	1.55%	0
2013	14.024484	16.605258	18.40%	0
2012	12.743169	14.024484	10.05%	0
2011	13.456559	12.743169	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	12.972803	13.708647	5.67%	0
2016	12.683967	12.972803	2.28%	0
2015	13.114075	12.683967	-3.28%	0
2014	12.941258	13.114075	1.34%	0
2013	12.105443	12.941258	6.90%	0
2012	11.581895	12.105443	4.52%	0
2011	11.728137	11.581895	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	20.323370	24.988098	22.95%	0
2016	20.328313	20.323370	-0.02%	0
2015	20.044528	20.328313	1.42%	0
2014	19.083838	20.044528	5.03%	0
2013	14.472955	19.083838	31.86%	0
2012	12.632944	14.472955	14.57%	0
2011	13.390535	12.632944	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.786969	11.132131	13.74%	0
2016	9.318289	9.786969	5.03%	0
2015	9.852758	9.318289	-5.42%	0
2014*	10.000000	9.852758	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.365013	12.205227	17.75%	0
2016	9.734342	10.365013	6.48%	0
2015	10.047169	9.734342	-3.11%	0
2014*	10.000000	10.047169	0.47%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	27.609419	30.930263	12.03%	0
2016	23.721102	27.609419	16.39%	0
2015	25.155513	23.721102	-5.70%	0
2014	23.762089	25.155513	5.86%	0
2013	18.459347	23.762089	28.73%	0
2012	16.242738	18.459347	13.65%	0
2011	17.225623	16.242738	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	11.806071	12.146722	2.89%	0
2016	11.230425	11.806071	5.13%	0
2015	11.953225	11.230425	-6.05%	0
2014	11.892871	11.953225	0.51%	0
2013	12.432207	11.892871	-4.34%	0
2012	11.448403	12.432207	8.59%	0
2011	11.210010	11.448403	2.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.607972	10.456072	21.47%	0
2016	9.121822	8.607972	-5.63%	0
2015	9.490458	9.121822	-3.88%	0
2014	9.943776	9.490458	-4.56%	0
2013	8.488514	9.943776	17.14%	0
2012	7.595448	8.488514	11.76%	0
2011	8.686146	7.595448	-12.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	11.644026	13.805774	18.57%	0
2016	11.463084	11.644026	1.58%	0
2015	12.517499	11.463084	-8.42%	0
2014	14.324398	12.517499	-12.61%	0
2013	12.230826	14.324398	17.12%	0
2012	10.801217	12.230826	13.24%	0
2011	13.355971	10.801217	-19.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.475654	15.678439	25.67%	0
2016	12.641958	12.475654	-1.32%	0
2015	12.670108	12.641958	-0.22%	0
2014	11.889143	12.670108	6.57%	0
2013	9.142112	11.889143	30.05%	0
2012	8.136623	9.142112	12.36%	0
2011	8.690303	8.136623	-6.37%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.616342	13.960800	10.66%	0
2016	11.236031	12.616342	12.28%	0
2015	12.026877	11.236031	-6.58%	0
2014	11.275870	12.026877	6.66%	0
2013	8.631136	11.275870	30.64%	0
2012	7.587064	8.631136	13.76%	0
2011	8.350217	7.587064	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.559485	15.497318	23.39%	0
2016	12.239044	12.559485	2.62%	0
2015	12.694142	12.239044	-3.59%	0
2014	12.650097	12.694142	0.35%	0
2013	9.433042	12.650097	34.10%	0
2012	8.505133	9.433042	10.91%	0
2011	9.199785	8.505133	-7.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.323826	17.980758	10.15%	0
2016	14.346418	16.323826	13.78%	0
2015	15.269035	14.346418	-6.04%	0
2014	13.486450	15.269035	13.22%	0
2013	10.273757	13.486450	31.27%	0
2012	9.127684	10.273757	12.56%	0
2011	9.657911	9.127684	-5.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.877790	20.356020	20.61%	0
2016	16.142355	16.877790	4.56%	0
2015	16.596795	16.142355	-2.74%	0
2014	16.729742	16.596795	-0.79%	0
2013	12.011927	16.729742	39.28%	0
2012	10.978911	12.011927	9.41%	0
2011	11.445568	10.978911	-4.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	26.794650	28.195707	5.23%	0
2016	22.045238	26.794650	21.54%	0
2015	24.315267	22.045238	-9.34%	0
2014	23.539560	24.315267	3.30%	0
2013	17.375335	23.539560	35.48%	0
2012	14.928940	17.375335	16.39%	0
2011	16.319489	14.928940	-8.52%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	24.933813	27.310273	9.53%	0
2016	21.028246	24.933813	18.57%	0
2015	22.154612	21.028246	-5.08%	0
2014	22.772348	22.154612	-2.71%	0
2013	16.746017	22.772348	35.99%	0
2012	15.022412	16.746017	11.47%	0
2011	16.482647	15.022412	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	17.237517	20.055776	16.35%	0
2016	16.026586	17.237517	7.56%	0
2015	16.456077	16.026586	-2.61%	0
2014	15.211408	16.456077	8.18%	0
2013	12.020869	15.211408	26.54%	0
2012	10.914275	12.020869	10.14%	0
2011	11.237662	10.914275	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.743493	12.061054	2.70%	0
2016	11.323923	11.743493	3.71%	0
2015	12.406648	11.323923	-8.73%	0
2014	9.970801	12.406648	24.43%	0
2013	10.034808	9.970801	-0.64%	0
2012	8.974284	10.034808	11.82%	0
2011	8.738631	8.974284	2.70%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.294516	15.594116	17.30%	0
2016	12.334157	13.294516	7.79%	0
2015	12.629404	12.334157	-2.34%	0
2014	11.543960	12.629404	9.40%	0
2013*	10.000000	11.543960	15.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.828189	8.676934	-1.71%	0
2016	8.902097	8.828189	-0.83%	0
2015	9.232639	8.902097	-3.58%	0
2014	9.495879	9.232639	-2.77%	0
2013	9.804536	9.495879	-3.15%	0
2012	9.789797	9.804536	0.15%	0
2011	9.988089	9.789797	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.503483	14.918810	10.48%	0
2016	11.545960	13.503483	16.95%	0
2015	12.546418	11.545960	-7.97%	0
2014	12.403371	12.546418	1.15%	0
2013*	10.000000	12.403371	24.03%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	12.076411	14.339851	18.74%	0
2016	12.343363	12.076411	-2.16%	0
2015	13.276379	12.343363	-7.03%	0
2014	14.939690	13.276379	-11.13%	0
2013	12.857690	14.939690	16.19%	0
2012	11.115809	12.857690	15.67%	0
2011	13.119051	11.115809	-15.27%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	23.726744	28.597223	20.53%	0
2016	23.541822	23.726744	0.79%	0
2015	24.093071	23.541822	-2.29%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	7.983798	7.793855	-2.38%	0
2016	8.151849	7.983798	-2.06%	0
2015	8.410247	8.151849	-3.07%	0
2014	8.640066	8.410247	-2.66%	0
2013	8.875572	8.640066	-2.65%	0
2012	8.770588	8.875572	1.20%	0
2011	9.038293	8.770588	-2.96%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	20.384471	23.359083	14.59%	0
2016	19.176092	20.384471	6.30%	0
2015	19.912582	19.176092	-3.70%	0
2014	18.645669	19.912582	6.79%	0
2013	14.005170	18.645669	33.13%	0
2012	13.044539	14.005170	7.36%	0
2011	13.910382	13.044539	-6.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.915039	28.906990	31.90%	0
2016	22.684844	21.915039	-3.39%	0
2015	22.616398	22.684844	0.30%	0
2014	22.905265	22.616398	-1.26%	0
2013	18.642457	22.905265	22.87%	0
2012	15.932138	18.642457	17.01%	0
2011	18.001560	15.932138	-11.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.378689	9.622520	2.60%	0
2016	9.121381	9.378689	2.82%	0
2015	9.668773	9.121381	-5.66%	0
2014	9.750634	9.668773	-0.84%	0
2013	10.115327	9.750634	-3.61%	0
2012*	10.000000	10.115327	1.15%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.370513	10.241231	22.35%	0
2016	8.892373	8.370513	-5.87%	0
2015	8.914255	8.892373	-0.25%	0
2014*	10.000000	8.914255	-10.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.890238	21.318931	12.86%	0
2016	17.541055	18.890238	7.69%	0
2015	17.584004	17.541055	-0.24%	0
2014	16.462454	17.584004	6.81%	0
2013	12.945270	16.462454	27.17%	0
2012	11.475117	12.945270	12.81%	0
2011	11.897214	11.475117	-3.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	27.117725	29.888960	10.22%	0
2016	23.816904	27.117725	13.86%	0
2015	26.214614	23.816904	-9.15%	0
2014	24.266956	26.214614	8.03%	0
2013	17.835896	24.266956	36.06%	0
2012	15.667845	17.835896	13.84%	0
2011	16.588457	15.667845	-5.55%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.472668	10.391981	9.70%	0
2016	8.670914	9.472668	9.25%	0
2015	9.869111	8.670914	-12.14%	0
2014	10.154476	9.869111	-2.81%	0
2013	10.484143	10.154476	-3.14%	0
2012*	10.000000	10.484143	4.84%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.904629	10.520891	6.22%	0
2016	9.041729	9.904629	9.54%	0
2015	9.571854	9.041729	-5.54%	0
2014*	10.000000	9.571854	-4.28%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.508599	10.188031	7.15%	0
2016	9.549850	9.508599	-0.43%	0
2015	10.633643	9.549850	-10.19%	0
2014	10.957869	10.633643	-2.96%	0
2013	12.122018	10.957869	-9.60%	0
2012	11.907302	12.122018	1.80%	0
2011	11.350867	11.907302	4.90%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.830791	9.631267	-2.03%	0
2016	10.029226	9.830791	-1.98%	0
2015	10.344527	10.029226	-3.05%	0
2014	10.612610	10.344527	-2.53%	0
2013	10.994641	10.612610	-3.47%	0
2012	10.747006	10.994641	2.30%	0
2011	10.996195	10.747006	-2.27%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.980601	9.879706	-1.01%	0
2016*	10.000000	9.980601	-0.19%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.624028	9.760666	1.42%	0
2016	9.695923	9.624028	-0.74%	0
2015	9.988102	9.695923	-2.93%	0
2014	9.910590	9.988102	0.78%	0
2013	10.458219	9.910590	-5.24%	0
2012	9.872536	10.458219	5.93%	0
2011*	10.000000	9.872536	-1.27%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.116281	11.16%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.247305	12.979611	26.66%	0
2016*	10.000000	10.247305	2.47%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.346192	16.346395	22.48%	0
2016	14.140246	13.346192	-5.62%	0
2015	14.594880	14.140246	-3.12%	0
2014	16.182101	14.594880	-9.81%	0
2013	13.059445	16.182101	23.91%	0
2012	11.072432	13.059445	17.95%	0
2011	13.777142	11.072432	-19.63%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	24.481352	30.156659	23.18%	0
2016	28.338338	24.481352	-13.61%	0
2015	26.042637	28.338338	8.82%	0
2014	20.512109	26.042637	26.96%	0
2013	14.085490	20.512109	45.63%	0
2012	11.114205	14.085490	26.73%	0
2011	10.405980	11.114205	6.81%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.057410	6.694083	-5.15%	0
2016	5.085843	7.057410	38.77%	0
2015	7.920440	5.085843	-35.79%	0
2014	10.150826	7.920440	-21.97%	0
2013	9.512483	10.150826	6.71%	0
2012*	10.000000	9.512483	-4.88%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.198570	6.847013	-4.88%	0
2016	5.176836	7.198570	39.05%	0
2015	8.040434	5.176836	-35.61%	0
2014	10.273627	8.040434	-21.74%	0
2013	9.606778	10.273627	6.94%	0
2012*	10.000000	9.606778	-3.93%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	19.109412	23.271577	21.78%	0
2016	18.329577	19.109412	4.25%	0
2015	19.507788	18.329577	-6.04%	0
2014	20.549204	19.507788	-5.07%	0
2013	14.137485	20.549204	45.35%	0
2012	13.547294	14.137485	4.36%	0
2011	14.676185	13.547294	-7.69%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.373427	11.457232	10.45%	0
2016	10.387831	10.373427	-0.14%	0
2015	10.895137	10.387831	-4.66%	0
2014	10.823293	10.895137	0.66%	0
2013	10.009696	10.823293	8.13%	0
2012*	10.000000	10.009696	0.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	18.329770	21.001862	14.58%	0
2016	17.081990	18.329770	7.30%	0
2015	17.434489	17.081990	-2.02%	0
2014	16.513911	17.434489	5.57%	0
2013	12.701101	16.513911	30.02%	0
2012	11.215163	12.701101	13.25%	0
2011	10.944665	11.215163	2.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.989357	30.515303	9.02%	0
2016	23.215750	27.989357	20.56%	0
2015	25.484175	23.215750	-8.90%	0
2014	24.214931	25.484175	5.24%	0
2013	18.212381	24.214931	32.96%	0
2012	15.915432	18.212381	14.43%	0
2011	18.029232	15.915432	-11.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	10.244121	10.260156	0.16%	0
2016	10.158012	10.244121	0.85%	0
2015	10.781734	10.158012	-5.78%	0
2014	10.804697	10.781734	-0.21%	0
2013	12.221388	10.804697	-11.59%	0
2012	11.782352	12.221388	3.73%	0
2011	10.913926	11.782352	7.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	17.761907	20.642969	16.22%	0
2016	16.241347	17.761907	9.36%	0
2015	17.876550	16.241347	-9.15%	0
2014	16.474154	17.876550	8.51%	0
2013	12.587208	16.474154	30.88%	0
2012	11.385223	12.587208	10.56%	0
2011	11.457747	11.385223	-0.63%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	21.711843	23.381275	7.69%	0
2016	18.313295	21.711843	18.56%	0
2015	19.262208	18.313295	-4.93%	0
2014	17.154397	19.262208	12.29%	0
2013	13.670368	17.154397	25.49%	0
2012	12.176679	13.670368	12.27%	0
2011	12.711574	12.176679	-4.21%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.795295	12.149242	12.54%	0
2016	9.627940	10.795295	12.12%	0
2015*	10.000000	9.627940	-3.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	13.022170	14.305337	9.85%	0
2016	12.985113	13.022170	0.29%	0
2015	13.578179	12.985113	-4.37%	0
2014	13.789689	13.578179	-1.53%	0
2013	12.476354	13.789689	10.53%	0
2012	11.745832	12.476354	6.22%	0
2011	12.617707	11.745832	-6.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.906094	10.247619	3.45%	0
2016	9.088711	9.906094	8.99%	0
2015*	10.000000	9.088711	-9.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.557595	9.529555	-0.29%	0
2016	9.655615	9.557595	-1.02%	0
2015*	10.000000	9.655615	-3.44%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.062832	0.63%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	14.080148	15.202252	7.97%	0
2016	11.118026	14.080148	26.64%	0
2015	12.304639	11.118026	-9.64%	0
2014	12.060181	12.304639	2.03%	0
2013*	10.000000	12.060181	20.60%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.250109	12.503490	11.14%	0
2016	10.108234	11.250109	11.30%	0
2015	10.734173	10.108234	-5.83%	0
2014*	10.000000	10.734173	7.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	28.775709	31.248318	8.59%	0
2016	23.690429	28.775709	21.47%	0
2015	25.109329	23.690429	-5.65%	0
2014	24.726752	25.109329	1.55%	0
2013	18.190227	24.726752	35.93%	0
2012	16.270595	18.190227	11.80%	0
2011	16.747886	16.270595	-2.85%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	18.907340	22.141328	17.10%	0
2016	17.561599	18.907340	7.66%	0
2015	18.023219	17.561599	-2.56%	0
2014	16.495853	18.023219	9.26%	0
2013	12.965384	16.495853	27.23%	0
2012	11.624010	12.965384	11.54%	0
2011	11.840407	11.624010	-1.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	16.090960	19.744486	22.71%	0
2016	15.474390	16.090960	3.98%	0
2015	16.465948	15.474390	-6.02%	0
2014	15.808210	16.465948	4.16%	0
2013	13.543753	15.808210	16.72%	0
2012	12.730912	13.543753	6.38%	0
2011	12.118824	12.730912	5.05%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	15.631654	18.782300	20.16%	0
2016	13.854189	15.631654	12.83%	0
2015	14.712998	13.854189	-5.84%	0
2014	15.032330	14.712998	-2.12%	0
2013	10.498584	15.032330	43.18%	0
2012	9.039428	10.498584	16.14%	0
2011	10.887890	9.039428	-16.98%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.834768	9.828363	-0.07%	0
2016	9.344055	9.834768	5.25%	0
2015	9.769877	9.344055	-4.36%	0
2014*	10.000000	9.769877	-2.30%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	9.955619	10.644207	6.92%	0
2016	10.788479	9.955619	-7.72%	0
2015	11.936336	10.788479	-9.62%	0
2014	12.523158	11.936336	-4.69%	0
2013	11.164716	12.523158	12.17%	0
2012	10.505294	11.164716	6.28%	0
2011	11.508286	10.505294	-8.72%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.423777	10.447920	0.23%	0
2016	10.421558	10.423777	0.02%	0
2015	10.836002	10.421558	-3.82%	0
2014	10.836708	10.836002	-0.01%	0
2013	11.134585	10.836708	-2.68%	0
2012	10.532521	11.134585	5.72%	0
2011	10.689439	10.532521	-1.47%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	12.271696	13.372881	8.97%	0
2016	12.071054	12.271696	1.66%	0
2015	12.562597	12.071054	-3.91%	0
2014	12.479249	12.562597	0.67%	0
2013	11.412362	12.479249	9.35%	0
2012	10.588505	11.412362	7.78%	0
2011	11.007403	10.588505	-3.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	12.802093	14.379300	12.32%	0
2016	12.524636	12.802093	2.22%	0
2015	13.025322	12.524636	-3.84%	0
2014	12.891390	13.025322	1.04%	0
2013	11.540611	12.891390	11.70%	0
2012	10.566615	11.540611	9.22%	0
2011	11.075244	10.566615	-4.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	13.421858	15.650380	16.60%	0
2016	13.060450	13.421858	2.77%	0
2015	13.592205	13.060450	-3.91%	0
2014	13.433447	13.592205	1.18%	0
2013	11.453935	13.433447	17.28%	0
2012	10.295026	11.453935	11.26%	0
2011	10.966951	10.295026	-6.13%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.287972	11.541114	12.18%	0
2016*	10.000000	10.287972	2.88%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	13.983343	13.134275	-6.07%	0
2016	10.841662	13.983343	28.98%	0
2015	14.162735	10.841662	-23.45%	0
2014	16.807573	14.162735	-15.74%	0
2013	14.014944	16.807573	19.93%	0
2012	13.853583	14.014944	1.16%	0
2011	15.126898	13.853583	-8.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.756197	19.324378	8.83%	0
2016	15.614135	17.756197	13.72%	0
2015	16.879237	15.614135	-7.50%	0
2014	16.107494	16.879237	4.79%	0
2013	13.044221	16.107494	23.48%	0
2012	11.536750	13.044221	13.07%	0
2011	11.864318	11.536750	-2.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.103246	12.508846	12.66%	0
2016*	10.000000	11.103246	11.03%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	17.842822	23.240072	30.25%	0
2016	18.368095	17.842822	-2.86%	0
2015	17.786538	18.368095	3.27%	0
2014	16.585940	17.786538	7.24%	0
2013	12.624464	16.585940	31.38%	0
2012	11.424341	12.624464	10.50%	0
2011	11.829441	11.424341	-3.42%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	10.626928	10.676453	0.47%	0
2016	10.528460	10.626928	0.94%	0
2015	10.992479	10.528460	-4.22%	0
2014	10.774087	10.992479	2.03%	0
2013	11.388846	10.774087	-5.40%	0
2012	11.165036	11.388846	2.00%	0
2011	10.797247	11.165036	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	29.398204	34.234718	16.45%	0
2016	27.188278	29.398204	8.13%	0
2015	28.611424	27.188278	-4.97%	0
2014	27.933703	28.611424	2.43%	0
2013	21.282319	27.933703	31.25%	0
2012	19.232404	21.282319	10.66%	0
2011	22.331957	19.232404	-13.88%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	15.702019	19.719096	25.58%	0
2016	17.157101	15.702019	-8.48%	0
2015	17.194332	17.157101	-0.22%	0
2014	19.410199	17.194332	-11.42%	0
2013	15.436249	19.410199	25.74%	0
2012	13.275393	15.436249	16.28%	0
2011	16.625063	13.275393	-20.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.762277	25.037385	15.05%	0
2016	20.614758	21.762277	5.57%	0
2015	22.043795	20.614758	-6.48%	0
2014	21.424349	22.043795	2.89%	0
2013	17.035841	21.424349	25.76%	0
2012	13.880134	17.035841	22.74%	0
2011	15.795506	13.880134	-12.13%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	10.868290	11.757627	8.18%	0
2016	9.939600	10.868290	9.34%	0
2015	10.971241	9.939600	-9.40%	0
2014	11.042926	10.971241	-0.65%	0
2013	9.235934	11.042926	19.56%	0
2012	8.290583	9.235934	11.40%	0
2011	8.716229	8.290583	-4.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	12.601212	13.351655	5.96%	0
2016	11.439197	12.601212	10.16%	0
2015	12.740724	11.439197	-10.22%	0
2014	12.607241	12.740724	1.06%	0
2013	11.454014	12.607241	10.07%	0
2012	10.526271	11.454014	8.81%	0
2011	10.642184	10.526271	-1.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	19.347107	22.534121	16.47%	0
2016	17.257515	19.347107	12.11%	0
2015	18.541388	17.257515	-6.92%	0
2014	17.654013	18.541388	5.03%	0
2013	14.091415	17.654013	25.28%	0
2012	13.029954	14.091415	8.15%	0
2011	12.724200	13.029954	2.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	26.679554	28.520573	6.90%	0
2016	21.212083	26.679554	25.78%	0
2015	23.710429	21.212083	-10.54%	0
2014	24.405898	23.710429	-2.85%	0
2013	18.544256	24.405898	31.61%	0
2012	16.216510	18.544256	14.35%	0
2011	17.442131	16.216510	-7.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.117765	11.012011	35.65%	0
2016	7.154625	8.117765	13.46%	0
2015	9.212766	7.154625	-22.34%	0
2014*	10.000000	9.212766	-7.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	15.498414	17.472572	12.74%	0
2016	14.968381	15.498414	3.54%	0
2015	16.571494	14.968381	-9.67%	0
2014	19.304030	16.571494	-14.16%	0
2013	16.250257	19.304030	18.79%	0
2012	14.229118	16.250257	14.20%	0
2011	16.482182	14.229118	-13.67%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	9.059017	8.920386	-1.53%	0
2016	9.109276	9.059017	-0.55%	0
2015	9.854211	9.109276	-7.56%	0
2014*	10.000000	9.854211	-1.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.180554	11.125042	9.28%	0
2016	10.099736	10.180554	0.80%	0
2015	11.101093	10.099736	-9.02%	0
2014	11.055613	11.101093	0.41%	0
2013	10.077448	11.055613	9.71%	0
2012*	10.000000	10.077448	0.77%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.340442	9.355336	0.16%	0
2016	9.715269	9.340442	-3.86%	0
2015	9.874654	9.715269	-1.61%	0
2014	9.767090	9.874654	1.10%	0
2013*	10.000000	9.767090	-2.33%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.377896	16.417712	22.72%	0
2016	13.573654	13.377896	-1.44%	0
2015	13.414265	13.573654	1.19%	0
2014	12.837754	13.414265	4.49%	0
2013	9.506254	12.837754	35.05%	0
2012*	10.000000	9.506254	-4.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.392357	13.726622	10.77%	0
2016	11.335263	12.392357	9.33%	0
2015	12.259103	11.335263	-7.54%	0
2014	12.182688	12.259103	0.63%	0
2013	9.816941	12.182688	24.10%	0
2012*	10.000000	9.816941	-1.83%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.497458	14.747287	18.00%	0
2016	12.862533	12.497458	-2.84%	0
2015	13.178045	12.862533	-2.39%	0
2014	12.667613	13.178045	4.03%	0
2013	9.599457	12.667613	31.96%	0
2012*	10.000000	9.599457	-4.01%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.677525	13.343234	14.26%	0
2016	12.406046	11.677525	-5.87%	0
2015	14.012470	12.406046	-11.46%	0
2014	15.312128	14.012470	-8.49%	0
2013	12.667266	15.312128	20.88%	0
2012	11.003947	12.667266	15.12%	0
2011	12.275140	11.003947	-10.36%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.357086	11.704831	3.06%	0
2016	10.117809	11.357086	12.25%	0
2015	11.202748	10.117809	-9.68%	0
2014	11.380256	11.202748	-1.56%	0
2013	10.661319	11.380256	6.74%	0
2012*	10.000000	10.661319	6.61%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	12.112322	14.849192	22.60%	0
2016	11.814918	12.112322	2.52%	0
2015	12.981230	11.814918	-8.98%	0
2014	12.457794	12.981230	4.20%	0
2013	9.924741	12.457794	25.52%	0
2012*	10.000000	9.924741	-0.75%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	17.366606	19.820699	14.13%	0
2016	17.231123	17.366606	0.79%	0
2015	17.764724	17.231123	-3.00%	0
2014	16.990233	17.764724	4.56%	0
2013	14.680809	16.990233	15.73%	0
2012	13.405718	14.680809	9.51%	0
2011	13.690975	13.405718	-2.08%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.526338	9.511899	-0.15%	0
2016	9.646379	9.526338	-1.24%	0
2015*	10.000000	9.646379	-3.54%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	23.482848	29.492367	25.59%	0
2016	23.843926	23.482848	-1.51%	0
2015	22.050809	23.843926	8.13%	0
2014	21.044862	22.050809	4.78%	0
2013	16.644404	21.044862	26.44%	0
2012	13.912153	16.644404	19.64%	0
2011	15.475135	13.912153	-10.10%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	15.078878	21.111254	40.01%	0
2016	13.709019	15.078878	9.99%	0
2015	13.561527	13.709019	1.09%	0
2014	12.838659	13.561527	5.63%	0
2013	9.816177	12.838659	30.79%	0
2012*	10.000000	9.816177	-1.84%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	17.558250	22.188824	26.37%	0
2016	19.481442	17.558250	-9.87%	0
2015	22.114854	19.481442	-11.91%	0
2014	26.045778	22.114854	-15.09%	0
2013	23.592804	26.045778	10.40%	0
2012	21.580911	23.592804	9.32%	0
2011	33.017403	21.580911	-34.64%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.396512	10.369339	23.50%	0
2016	7.195759	8.396512	16.69%	0
2015	9.318239	7.195759	-22.78%	0
2014*	10.000000	9.318239	-6.82%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.833489	9.867136	0.34%	0
2016*	10.000000	9.833489	-1.67%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.211790	14.904577	22.05%	0
2016	11.618130	12.211790	5.11%	0
2015	12.290894	11.618130	-5.47%	0
2014	13.754556	12.290894	-10.64%	0
2013	10.082434	13.754556	36.42%	0
2012*	10.000000	10.082434	0.82%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	21.708178	24.610832	13.37%	0
2016	19.749330	21.708178	9.92%	0
2015	20.637238	19.749330	-4.30%	0
2014	19.385738	20.637238	6.46%	0
2013	14.799529	19.385738	30.99%	0
2012	13.221694	14.799529	11.93%	0
2011	13.750249	13.221694	-3.84%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.975946	17.123560	22.52%	0
2016	13.931231	13.975946	0.32%	0
2015	13.564221	13.931231	2.71%	0
2014	13.884370	13.564221	-2.31%	0
2013	11.260798	13.884370	23.30%	0
2012	10.055963	11.260798	11.98%	0
2011	10.597611	10.055963	-5.11%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.796197	12.123788	23.76%	0
2016	9.580345	9.796197	2.25%	0
2015*	10.000000	9.580345	-4.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	10.149935	10.383828	2.30%	0
2016	9.924563	10.149935	2.27%	0
2015	10.360131	9.924563	-4.20%	0
2014	9.970423	10.360131	3.91%	0
2013	10.381604	9.970423	-3.96%	0
2012	9.843016	10.381604	5.47%	0
2011	9.666157	9.843016	1.83%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	17.978190	19.033577	5.87%	0
2016	16.828503	17.978190	6.83%	0
2015	17.628160	16.828503	-4.54%	0
2014	17.736038	17.628160	-0.61%	0
2013	20.122530	17.736038	-11.86%	0
2012	17.673111	20.122530	13.86%	0
2011	17.115202	17.673111	3.26%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	9.005847	9.791990	8.73%	0
2016	8.108246	9.005847	11.07%	0
2015*	10.000000	8.108246	-18.92%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	14.788640	16.790345	13.54%	0
2016	13.790164	14.788640	7.24%	0
2015	15.377861	13.790164	-10.32%	0
2014	16.254794	15.377861	-5.39%	0
2013	12.755103	16.254794	27.44%	0
2012	10.768490	12.755103	18.45%	0
2011	11.249208	10.768490	-4.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	21.405743	22.425071	4.76%	0
2016	18.431451	21.405743	16.14%	0
2015	19.967251	18.431451	-7.69%	0
2014	18.300438	19.967251	9.11%	0
2013	14.387349	18.300438	27.20%	0
2012	13.014833	14.387349	10.55%	0
2011	13.406781	13.014833	-2.92%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.516350	14.001832	11.87%	0
2016	11.885906	12.516350	5.30%	0
2015	12.184360	11.885906	-2.45%	0
2014	12.013691	12.184360	1.42%	0
2013	10.087504	12.013691	19.09%	0
2012	9.024936	10.087504	11.77%	0
2011	9.255886	9.024936	-2.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.345863	9.318957	-0.29%	0
2016	9.424110	9.345863	-0.83%	0
2015	9.778420	9.424110	-3.62%	0
2014	9.642512	9.778420	1.41%	0
2013	10.245630	9.642512	-5.89%	0
2012	10.105255	10.245630	1.39%	0
2011	9.893585	10.105255	2.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	12.837838	16.243626	26.53%	0
2016	13.263552	12.837838	-3.21%	0
2015	12.887206	13.263552	2.92%	0
2014	13.100351	12.887206	-1.63%	0
2013	10.541853	13.100351	24.27%	0
2012	8.939276	10.541853	17.93%	0
2011	10.203285	8.939276	-12.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	13.349390	16.482027	23.47%	0
2016	12.669504	13.349390	5.37%	0
2015	12.323402	12.669504	2.81%	0
2014	11.804882	12.323402	4.39%	0
2013	9.428355	11.804882	25.21%	0
2012	8.314118	9.428355	13.40%	0
2011	9.029493	8.314118	-7.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	11.980688	14.112634	17.79%	0
2016	11.163390	11.980688	7.32%	0
2015	11.432122	11.163390	-2.35%	0
2014	10.736408	11.432122	6.48%	0
2013	8.358421	10.736408	28.45%	0
2012	7.391982	8.358421	13.07%	0
2011	7.826600	7.391982	-5.55%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	18.742003	21.309539	13.70%	0
2016	16.500103	18.742003	13.59%	0
2015	18.271548	16.500103	-9.70%	0
2014	17.364661	18.271548	5.22%	0
2013	13.285606	17.364661	30.70%	0
2012	11.639302	13.285606	14.14%	0
2011	12.363409	11.639302	-5.86%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.948466	11.382995	14.42%	0
2016*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	15.392485	15.875425	3.14%	0
2016	13.956836	15.392485	10.29%	0
2015	14.834999	13.956836	-5.92%	0
2014	14.975222	14.834999	-0.94%	0
2013	14.478304	14.975222	3.43%	0
2012	13.084444	14.478304	10.65%	0
2011	13.045774	13.084444	0.30%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.938750	14.390010	20.53%	0
2016	10.883674	11.938750	9.69%	0
2015	11.402810	10.883674	-4.55%	0
2014	11.077578	11.402810	2.94%	0
2013	7.989223	11.077578	38.66%	0
2012	7.079238	7.989223	12.85%	0
2011	8.294860	7.079238	-14.66%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.428481	15.355705	14.35%	0
2016	12.623637	13.428481	6.38%	0
2015	13.122876	12.623637	-3.80%	0
2014	12.292785	13.122876	6.75%	0
2013	9.184366	12.292785	33.84%	0
2012	8.536655	9.184366	7.59%	0
2011	9.134866	8.536655	-6.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	11.054942	12.794812	15.74%	0
2016	10.559743	11.054942	4.69%	0
2015	11.126647	10.559743	-5.10%	0
2014	11.022631	11.126647	0.94%	0
2013	8.812775	11.022631	25.08%	0
2012	7.854844	8.812775	12.20%	0
2011	8.684815	7.854844	-9.56%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.772928	11.662025	8.25%	0
2016	10.509093	10.772928	2.51%	0
2015	10.995521	10.509093	-4.42%	0
2014	10.913528	10.995521	0.75%	0
2013	9.853322	10.913528	10.76%	0
2012	9.185008	9.853322	7.28%	0
2011	9.637214	9.185008	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	11.073930	12.389548	11.88%	0
2016	10.680584	11.073930	3.68%	0
2015	11.205463	10.680584	-4.68%	0
2014	11.079428	11.205463	1.14%	0
2013	9.459500	11.079428	17.12%	0
2012	8.617532	9.459500	9.77%	0
2011	9.238768	8.617532	-6.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	10.046222	10.322744	2.75%	0
2016	9.940273	10.046222	1.07%	0
2015	10.366253	9.940273	-4.11%	0
2014	10.384626	10.366253	-0.18%	0
2013	10.244766	10.384626	1.37%	0
2012	9.866396	10.244766	3.83%	0
2011	10.070703	9.866396	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.938517	11.019403	10.88%	0
2016	9.745776	9.938517	1.98%	0
2015	10.541540	9.745776	-7.55%	0
2014	10.671396	10.541540	-1.22%	0
2013*	10.000000	10.671396	6.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.943817	11.315920	13.80%	0
2016	9.690773	9.943817	2.61%	0
2015	10.546258	9.690773	-8.11%	0
2014	10.807963	10.546258	-2.42%	0
2013*	10.000000	10.807963	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	10.951010	12.057703	10.11%	4,607
2016	10.619666	10.951010	3.12%	4,607
2015	11.111938	10.619666	-4.43%	4,607
2014	11.000323	11.111938	1.01%	4,607
2013	9.666329	11.000323	13.80%	4,607
2012	8.905712	9.666329	8.54%	4,607
2011	9.438676	8.905712	-5.65%	4,607

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	11.021531	12.571978	14.07%	0
2016	10.603408	11.021531	3.94%	0
2015	11.144725	10.603408	-4.86%	0
2014	11.033681	11.144725	1.01%	0
2013	9.190663	11.033681	20.05%	0
2012	8.303711	9.190663	10.68%	0
2011	9.016649	8.303711	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.607561	11.261029	6.16%	0
2016	10.358549	10.607561	2.40%	0
2015	10.838650	10.358549	-4.43%	0
2014	10.780085	10.838650	0.54%	0
2013	10.031992	10.780085	7.46%	0
2012	9.438000	10.031992	6.29%	0
2011	9.795921	9.438000	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.382169	10.449371	0.65%	0
2016	10.234297	10.382169	1.44%	0
2015	10.688645	10.234297	-4.25%	0
2014	10.570255	10.688645	1.12%	0
2013	11.180331	10.570255	-5.46%	0
2012	10.768989	11.180331	3.82%	0
2011	10.492354	10.768989	2.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	11.112394	11.140011	0.25%	0
2016	11.131077	11.112394	-0.17%	0
2015	11.582803	11.131077	-3.90%	0
2014	11.432379	11.582803	1.32%	0
2013	12.082356	11.432379	-5.38%	0
2012	11.677470	12.082356	3.47%	0
2011	11.398007	11.677470	2.45%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.732206	11.083937	13.89%	0
2016	9.043877	9.732206	7.61%	0
2015*	10.000000	9.043877	-9.56%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.709286	10.677645	9.97%	0
2016	9.239784	9.709286	5.08%	0
2015*	10.000000	9.239784	-7.60%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	19.383295	26.446282	36.44%	0
2016	18.667392	19.383295	3.84%	0
2015	23.070038	18.667392	-19.08%	0
2014	25.334145	23.070038	-8.94%	0
2013	26.113972	25.334145	-2.99%	0
2012	23.108927	26.113972	13.00%	0
2011	30.905145	23.108927	-25.23%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.574017	9.442179	-1.38%	0
2016	9.837086	9.574017	-2.67%	0
2015	10.194432	9.837086	-3.51%	0
2014	10.092116	10.194432	1.01%	0
2013	10.888992	10.092116	-7.32%	0
2012	10.938846	10.888992	-0.46%	0
2011	10.556801	10.938846	3.62%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	7.193549	6.978917	-2.98%	0
2016	7.445461	7.193549	-3.38%	0
2015	7.707519	7.445461	-3.40%	0
2014	7.978804	7.707519	-3.40%	0
2013	8.259636	7.978804	-3.40%	0
2012	8.551157	8.259636	-3.41%	0
2011	8.851286	8.551157	-3.39%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	7.037935	8.640382	22.77%	0
2016	7.239088	7.037935	-2.78%	0
2015	7.743382	7.239088	-6.51%	0
2014	8.074097	7.743382	-4.10%	0
2013	7.109543	8.074097	13.57%	0
2012	6.387688	7.109543	11.30%	0
2011	7.346871	6.387688	-13.06%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.555862	9.085064	20.24%	0
2016	7.780365	7.555862	-2.89%	0
2015	8.167760	7.780365	-4.74%	0
2014	9.013038	8.167760	-9.38%	0
2013	7.710122	9.013038	16.90%	0
2012	6.752342	7.710122	14.18%	0
2011	8.020313	6.752342	-15.81%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	18.065546	20.669779	14.42%	0
2016	17.082209	18.065546	5.76%	0
2015	17.861819	17.082209	-4.36%	0
2014	17.612483	17.861819	1.42%	0
2013	14.328032	17.612483	22.92%	0
2012	12.798139	14.328032	11.95%	0
2011	13.789926	12.798139	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.621864	14.624902	7.36%	0
2016	13.263948	13.621864	2.70%	0
2015	13.754712	13.263948	-3.57%	0
2014	13.614566	13.754712	1.03%	0
2013	12.425641	13.614566	9.57%	0
2012	11.760208	12.425641	5.66%	0
2011	12.066437	11.760208	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.714513	17.430042	10.92%	0
2016	15.097546	15.714513	4.09%	0
2015	15.712560	15.097546	-3.91%	0
2014	15.459846	15.712560	1.63%	0
2013	13.392887	15.459846	15.43%	0
2012	12.352219	13.392887	8.42%	0
2011	12.906848	12.352219	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.704993	10.929731	2.10%	0
2016	10.627566	10.704993	0.73%	0
2015	10.972588	10.627566	-3.14%	0
2014	10.933440	10.972588	0.36%	0
2013	10.796589	10.933440	1.27%	0
2012	10.627509	10.796589	1.59%	0
2011	10.687380	10.627509	-0.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.927631	10.936827	10.17%	0
2016	9.721163	9.927631	2.12%	0
2015	10.400479	9.721163	-6.53%	0
2014	10.508496	10.400479	-1.03%	0
2013*	10.000000	10.508496	5.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.982154	11.279697	13.00%	0
2016	9.660947	9.982154	3.32%	0
2015	10.412884	9.660947	-7.22%	0
2014	10.595722	10.412884	-1.73%	0
2013*	10.000000	10.595722	5.96%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	14.581637	15.908387	9.10%	0
2016	14.087130	14.581637	3.51%	0
2015	14.631968	14.087130	-3.72%	0
2014	14.400834	14.631968	1.61%	0
2013	12.782192	14.400834	12.66%	0
2012	11.941982	12.782192	7.04%	0
2011	12.366385	11.941982	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.642339	18.759884	12.72%	0
2016	15.879556	16.642339	4.80%	0
2015	16.559387	15.879556	-4.11%	0
2014	16.332627	16.559387	1.39%	0
2013	13.815642	16.332627	18.22%	0
2012	12.572943	13.815642	9.88%	0
2011	13.297385	12.572943	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	12.700670	13.400333	5.51%	0
2016	12.437125	12.700670	2.12%	0
2015	12.878838	12.437125	-3.43%	0
2014	12.728858	12.878838	1.18%	0
2013	11.925248	12.728858	6.74%	0
2012	11.427248	11.925248	4.36%	0
2011	11.589467	11.427248	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	20.083195	24.654648	22.76%	0
2016	20.119189	20.083195	-0.18%	0
2015	19.869131	20.119189	1.26%	0
2014	18.946230	19.869131	4.87%	0
2013	14.390877	18.946230	31.65%	0
2012	12.580840	14.390877	14.39%	0
2011	13.355973	12.580840	-5.80%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.749639	11.072526	13.57%	0
2016	9.297120	9.749639	4.87%	0
2015	9.845634	9.297120	-5.57%	0
2014*	10.000000	9.845634	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.325472	12.139888	17.57%	0
2016	9.712215	10.325472	6.31%	0
2015	10.039898	9.712215	-3.26%	0
2014*	10.000000	10.039898	0.40%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	27.030130	30.234503	11.85%	0
2016	23.259340	27.030130	16.21%	0
2015	24.704136	23.259340	-5.85%	0
2014	23.371960	24.704136	5.70%	0
2013	18.184449	23.371960	28.53%	0
2012	16.025748	18.184449	13.47%	0
2011	17.021856	16.025748	-5.85%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	11.558396	11.873515	2.73%	0
2016	11.011848	11.558396	4.96%	0
2015	11.738782	11.011848	-6.19%	0
2014	11.697658	11.738782	0.35%	0
2013	12.247135	11.697658	-4.49%	0
2012	11.295536	12.247135	8.42%	0
2011	11.077451	11.295536	1.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.493001	10.300469	21.28%	0
2016	9.013916	8.493001	-5.78%	0
2015	9.392765	9.013916	-4.03%	0
2014	9.856708	9.392765	-4.71%	0
2013	8.427251	9.856708	16.96%	0
2012	7.552363	8.427251	11.58%	0
2011	8.650265	7.552363	-12.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	11.399653	13.495152	18.38%	0
2016	11.239900	11.399653	1.42%	0
2015	12.292861	11.239900	-8.57%	0
2014	14.089197	12.292861	-12.75%	0
2013	12.048680	14.089197	16.94%	0
2012	10.656914	12.048680	13.06%	0
2011	13.197990	10.656914	-19.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.309063	15.445192	25.48%	0
2016	12.492459	12.309063	-1.47%	0
2015	12.539715	12.492459	-0.38%	0
2014	11.785058	12.539715	6.40%	0
2013	9.076135	11.785058	29.85%	0
2012	8.090467	9.076135	12.18%	0
2011	8.654388	8.090467	-6.52%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.447800	13.753001	10.49%	0
2016	11.103092	12.447800	12.11%	0
2015	11.903041	11.103092	-6.72%	0
2014	11.177093	11.903041	6.49%	0
2013	8.568801	11.177093	30.44%	0
2012	7.543989	8.568801	13.58%	0
2011	8.315697	7.543989	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.391761	15.266746	23.20%	0
2016	12.094290	12.391761	2.46%	0
2015	12.563497	12.094290	-3.73%	0
2014	12.539340	12.563497	0.19%	0
2013	9.364952	12.539340	33.90%	0
2012	8.456885	9.364952	10.74%	0
2011	9.161780	8.456885	-7.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	16.105838	17.713240	9.98%	0
2016	14.176741	16.105838	13.61%	0
2015	15.111889	14.176741	-6.19%	0
2014	13.368365	15.111889	13.04%	0
2013	10.199599	13.368365	31.07%	0
2012	9.075906	10.199599	12.38%	0
2011	9.618011	9.075906	-5.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	16.523614	19.898073	20.42%	0
2016	15.828089	16.523614	4.39%	0
2015	16.298960	15.828089	-2.89%	0
2014	16.455045	16.298960	-0.95%	0
2013	11.833016	16.455045	39.06%	0
2012	10.832226	11.833016	9.24%	0
2011	11.310156	10.832226	-4.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	26.232533	27.561534	5.07%	0
2016	21.616168	26.232533	21.36%	0
2015	23.879040	21.616168	-9.48%	0
2014	23.153153	23.879040	3.14%	0
2013	17.116621	23.153153	35.27%	0
2012	14.729533	17.116621	16.21%	0
2011	16.126483	14.729533	-8.66%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	24.410774	26.696042	9.36%	0
2016	20.619003	24.410774	18.39%	0
2015	21.757203	20.619003	-5.23%	0
2014	22.398610	21.757203	-2.86%	0
2013	16.496720	22.398610	35.78%	0
2012	14.821805	16.496720	11.30%	0
2011	16.287750	14.821805	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.875924	19.604723	16.17%	0
2016	15.714692	16.875924	7.39%	0
2015	16.160880	15.714692	-2.76%	0
2014	14.961734	16.160880	8.01%	0
2013	11.841912	14.961734	26.35%	0
2012	10.768520	11.841912	9.97%	0
2011	11.104768	10.768520	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.586588	11.881515	2.55%	0
2016	11.189909	11.586588	3.54%	0
2015	12.278862	11.189909	-8.87%	0
2014	9.883414	12.278862	24.24%	0
2013	9.962318	9.883414	-0.79%	0
2012	8.923321	9.962318	11.64%	0
2011	8.702466	8.923321	2.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.219145	15.481751	17.12%	0
2016	12.283213	13.219145	7.62%	0
2015	12.596773	12.283213	-2.49%	0
2014	11.532007	12.596773	9.23%	0
2013*	10.000000	11.532007	15.32%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.710293	8.547824	-1.87%	0
2016	8.796817	8.710293	-0.98%	0
2015	9.137626	8.796817	-3.73%	0
2014	9.412748	9.137626	-2.92%	0
2013	9.733801	9.412748	-3.30%	0
2012	9.734311	9.733801	-0.01%	0
2011	9.946862	9.734311	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.426899	14.811263	10.31%	0
2016	11.498249	13.426899	16.77%	0
2015	12.513987	11.498249	-8.12%	0
2014	12.390532	12.513987	1.00%	0
2013*	10.000000	12.390532	23.91%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	11.933617	14.148417	18.56%	0
2016	12.216321	11.933617	-2.31%	0
2015	13.160158	12.216321	-7.17%	0
2014	14.831914	13.160158	-11.27%	0
2013	12.784737	14.831914	16.01%	0
2012	11.069937	12.784737	15.49%	0
2011	13.085189	11.069937	-15.40%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	23.217036	27.939644	20.34%	0
2016	23.071758	23.217036	0.63%	0
2015	23.648683	23.071758	-2.44%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	7.816298	7.618542	-2.53%	0
2016	7.993191	7.816298	-2.21%	0
2015	8.259362	7.993191	-3.22%	0
2014	8.498239	8.259362	-2.81%	0
2013	8.743426	8.498239	-2.80%	0
2012	8.653469	8.743426	1.04%	0
2011	8.931405	8.653469	-3.11%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.956730	22.833593	14.42%	0
2016	18.802786	19.956730	6.14%	0
2015	19.555270	18.802786	-3.85%	0
2014	18.339525	19.555270	6.63%	0
2013	13.796591	18.339525	32.93%	0
2012	12.870264	13.796591	7.20%	0
2011	13.745811	12.870264	-6.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	21.455218	28.256747	31.70%	0
2016	22.243278	21.455218	-3.54%	0
2015	22.210601	22.243278	0.15%	0
2014	22.529212	22.210601	-1.41%	0
2013	18.364842	22.529212	22.68%	0
2012	15.719312	18.364842	16.83%	0
2011	17.788643	15.719312	-11.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.318092	9.545576	2.44%	0
2016	9.076480	9.318092	2.66%	0
2015	9.636125	9.076480	-5.81%	0
2014	9.732794	9.636125	-0.99%	0
2013	10.112497	9.732794	-3.75%	0
2012*	10.000000	10.112497	1.12%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.335948	10.183175	22.16%	0
2016	8.869371	8.335948	-6.01%	0
2015	8.905011	8.869371	-0.40%	0
2014*	10.000000	8.905011	-10.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	18.493926	20.839416	12.68%	0
2016	17.199633	18.493926	7.53%	0
2015	17.268515	17.199633	-0.40%	0
2014	16.192193	17.268515	6.65%	0
2013	12.752507	16.192193	26.97%	0
2012	11.321828	12.752507	12.64%	0
2011	11.756477	11.321828	-3.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	26.548814	29.216695	10.05%	0
2016	23.353330	26.548814	13.68%	0
2015	25.744306	23.353330	-9.29%	0
2014	23.868596	25.744306	7.86%	0
2013	17.570320	23.868596	35.85%	0
2012	15.458576	17.570320	13.66%	0
2011	16.392260	15.458576	-5.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.404359	10.301103	9.54%	0
2016	8.621706	9.404359	9.08%	0
2015	9.828357	8.621706	-12.28%	0
2014	10.128254	9.828357	-2.96%	0
2013	10.473306	10.128254	-3.29%	0
2012*	10.000000	10.473306	4.73%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.863726	10.461245	6.06%	0
2016	9.018320	9.863726	9.37%	0
2015	9.561895	9.018320	-5.68%	0
2014*	10.000000	9.561895	-4.38%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.396168	10.052013	6.98%	0
2016	9.451551	9.396168	-0.59%	0
2015	10.540546	9.451551	-10.33%	0
2014	10.878796	10.540546	-3.11%	0
2013	12.053227	10.878796	-9.74%	0
2012	11.858167	12.053227	1.64%	0
2011	11.321523	11.858167	4.74%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.714578	9.502695	-2.18%	0
2016	9.926013	9.714578	-2.13%	0
2015	10.253969	9.926013	-3.20%	0
2014	10.536028	10.253969	-2.68%	0
2013	10.932254	10.536028	-3.62%	0
2012	10.702654	10.932254	2.15%	0
2011	10.967763	10.702654	-2.42%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.970232	9.854195	-1.16%	0
2016*	10.000000	9.970232	-0.30%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.539836	9.660312	1.26%	0
2016	9.625985	9.539836	-0.89%	0
2015	9.931461	9.625985	-3.08%	0
2014	9.869681	9.931461	0.63%	0
2013	10.431229	9.869681	-5.38%	0
2012	9.862398	10.431229	5.77%	0
2011*	10.000000	9.862398	-1.38%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.104850	11.05%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.240017	12.950358	26.47%	0
2016*	10.000000	10.240017	2.40%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	13.066133	15.978652	22.29%	0
2016	13.864961	13.066133	-5.76%	0
2015	14.332967	13.864961	-3.27%	0
2014	15.916392	14.332967	-9.95%	0
2013	12.864937	15.916392	23.72%	0
2012	10.924500	12.864937	17.76%	0
2011	13.614179	10.924500	-19.76%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	24.229774	29.800640	22.99%	0
2016	28.090566	24.229774	-13.74%	0
2015	25.855016	28.090566	8.65%	0
2014	20.395922	25.855016	26.77%	0
2013	14.027424	20.395922	45.40%	0
2012	11.085602	14.027424	26.54%	0
2011	10.395276	11.085602	6.64%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	7.006445	6.635465	-5.29%	0
2016	5.056937	7.006445	38.55%	0
2015	7.887699	5.056937	-35.89%	0
2014	10.124593	7.887699	-22.09%	0
2013	9.502636	10.124593	6.55%	0
2012*	10.000000	9.502636	-4.97%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.146552	6.787032	-5.03%	0
2016	5.147388	7.146552	38.84%	0
2015	8.007152	5.147388	-35.72%	0
2014	10.247030	8.007152	-21.86%	0
2013	9.596799	10.247030	6.78%	0
2012*	10.000000	9.596799	-4.03%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	18.753234	22.802530	21.59%	0
2016	18.015786	18.753234	4.09%	0
2015	19.203622	18.015786	-6.19%	0
2014	20.260224	19.203622	-5.22%	0
2013	13.960292	20.260224	45.13%	0
2012	13.398322	13.960292	4.19%	0
2011	14.537307	13.398322	-7.83%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2017	10.248806	11.290392	10.16%	0
2016	10.289597	10.248806	-0.40%	0
2015	10.820124	10.289597	-4.90%	0
2014	10.776671	10.820124	0.40%	0
2013	9.992429	10.776671	7.85%	0
2012*	10.000000	9.992429	-0.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2017	17.692040	20.218882	14.28%	0
2016	16.530336	17.692040	7.03%	0
2015	16.915225	16.530336	-2.28%	0
2014	16.063627	16.915225	5.30%	0
2013	12.386813	16.063627	29.68%	0
2012	10.966085	12.386813	12.96%	0
2011	10.729293	10.966085	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2017	27.015502	29.377571	8.74%	0
2016	22.465944	27.015502	20.25%	0
2015	24.725128	22.465944	-9.14%	0
2014	23.554660	24.725128	4.97%	0
2013	17.761715	23.554660	32.61%	0
2012	15.561978	17.761715	14.14%	0
2011	17.674520	15.561978	-11.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2017	9.776555	9.766585	-0.10%	0
2016	9.719466	9.776555	0.59%	0
2015	10.343041	9.719466	-6.03%	0
2014	10.391966	10.343041	-0.47%	0
2013	11.785070	10.391966	-11.82%	0
2012	11.391271	11.785070	3.46%	0
2011	10.578967	11.391271	7.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2017	17.143972	19.873416	15.92%	0
2016	15.716851	17.143972	9.08%	0
2015	17.344145	15.716851	-9.38%	0
2014	16.024973	17.344145	8.23%	0
2013	12.275747	16.024973	30.54%	0
2012	11.132376	12.275747	10.27%	0
2011	11.232296	11.132376	-0.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2017	21.065464	22.626671	7.41%	0
2016	17.814046	21.065464	18.25%	0
2015	18.785725	17.814046	-5.17%	0
2014	16.773447	18.785725	12.00%	0
2013	13.401449	16.773447	25.16%	0
2012	11.968197	13.401449	11.98%	0
2011	12.526294	11.968197	-4.46%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2017	10.748783	12.065687	12.25%	0
2016	9.611255	10.748783	11.84%	0
2015*	10.000000	9.611255	-3.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2017	12.766068	13.987817	9.57%	0
2016	12.762681	12.766068	0.03%	0
2015	13.380220	12.762681	-4.62%	0
2014	13.623919	13.380220	-1.79%	0
2013	12.358348	13.623919	10.24%	0
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2017	9.863412	10.177130	3.18%	0
2016	9.072963	9.863412	8.71%	0
2015*	10.000000	9.072963	-9.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2017	9.516433	9.464035	-0.55%	0
2016	9.638903	9.516433	-1.27%	0
2015*	10.000000	9.638903	-3.61%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2017*	10.000000	10.045560	0.46%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2017	13.947041	15.019697	7.69%	0
2016	11.041412	13.947041	26.32%	0
2015	12.251569	11.041412	-9.88%	0
2014	12.039328	12.251569	1.76%	0
2013*	10.000000	12.039328	20.39%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2017	11.172680	12.385412	10.85%	0
2016	10.064632	11.172680	11.01%	0
2015	10.715601	10.064632	-6.07%	0
2014*	10.000000	10.715601	7.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2017	27.774566	30.083324	8.31%	0
2016	22.925348	27.774566	21.15%	0
2015	24.361491	22.925348	-5.90%	0
2014	24.052574	24.361491	1.28%	0
2013	17.740132	24.052574	35.58%	0
2012	15.909255	17.740132	11.51%	0
2011	16.418359	15.909255	-3.10%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2017	18.249539	21.315897	16.80%	0
2016	16.994456	18.249539	7.39%	0
2015	17.486426	16.994456	-2.81%	0
2014	16.046070	17.486426	8.98%	0
2013	12.644560	16.046070	26.90%	0
2012	11.365854	12.644560	11.25%	0
2011	11.607429	11.365854	-2.08%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2017	15.531186	19.008460	22.39%	0
2016	14.974698	15.531186	3.72%	0
2015	15.975590	14.974698	-6.27%	0
2014	15.377242	15.975590	3.89%	0
2013	13.208693	15.377242	16.42%	0
2012	12.448251	13.208693	6.11%	0
2011	11.880420	12.448251	4.78%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2017	15.087763	18.082036	19.85%	0
2016	13.406735	15.087763	12.54%	0
2015	14.274751	13.406735	-6.08%	0
2014	14.622423	14.274751	-2.38%	0
2013	10.238765	14.622423	42.81%	0
2012	8.838654	10.238765	15.84%	0
2011	10.673667	8.838654	-17.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2017	9.766997	9.735450	-0.32%	0
2016	9.303681	9.766997	4.98%	0
2015	9.752899	9.303681	-4.61%	0
2014*	10.000000	9.752899	-2.47%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2017	9.609182	10.247305	6.64%	0
2016	10.440005	9.609182	-7.96%	0
2015	11.580766	10.440005	-9.85%	0
2014	12.181666	11.580766	-4.93%	0
2013	10.888433	12.181666	11.88%	0
2012	10.271983	10.888433	6.00%	0
2011	11.281843	10.271983	-8.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2017	10.061085	10.058358	-0.03%	0
2016	10.084975	10.061085	-0.24%	0
2015	10.513252	10.084975	-4.07%	0
2014	10.541211	10.513252	-0.27%	0
2013	10.859078	10.541211	-2.93%	0
2012	10.298633	10.859078	5.44%	0
2011	10.479115	10.298633	-1.72%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2017	11.906384	12.941310	8.69%	0
2016	11.742014	11.906384	1.40%	0
2015	12.251866	11.742014	-4.16%	0
2014	12.202156	12.251866	0.41%	0
2013	11.187907	12.202156	9.07%	0
2012	10.407250	11.187907	7.50%	0
2011	10.846980	10.407250	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2017	12.420952	13.915212	12.03%	0
2016	12.183194	12.420952	1.95%	0
2015	12.703102	12.183194	-4.09%	0
2014	12.605108	12.703102	0.78%	0
2013	11.313594	12.605108	11.42%	0
2012	10.385701	11.313594	8.93%	0
2011	10.913804	10.385701	-4.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2017	13.022254	15.145270	16.30%	0
2016	12.704397	13.022254	2.50%	0
2015	13.255969	12.704397	-4.16%	0
2014	13.135134	13.255969	0.92%	0
2013	11.228615	13.135134	16.98%	0
2012	10.118754	11.228615	10.97%	0
2011	10.807090	10.118754	-6.37%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2017	10.270366	11.491639	11.89%	0
2016*	10.000000	10.270366	2.70%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2017	13.566767	12.710100	-6.31%	0
2016	10.545911	13.566767	28.64%	0
2015	13.812211	10.545911	-23.65%	0
2014	16.434201	13.812211	-15.95%	0
2013	13.739147	16.434201	19.62%	0
2012	13.616309	13.739147	0.90%	0
2011	14.906335	13.616309	-8.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2017	17.138382	18.603894	8.55%	0
2016	15.109839	17.138382	13.43%	0
2015	16.376477	15.109839	-7.73%	0
2014	15.668270	16.376477	4.52%	0
2013	12.721433	15.668270	23.16%	0
2012	11.280523	12.721433	12.77%	0
2011	11.630861	11.280523	-3.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2017	11.084248	12.455224	12.37%	0
2016*	10.000000	11.084248	10.84%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2017	17.222082	22.373753	29.91%	0
2016	17.774965	17.222082	-3.11%	0
2015	17.256855	17.774965	3.00%	0
2014	16.133764	17.256855	6.96%	0
2013	12.312122	16.133764	31.04%	0
2012	11.170652	12.312122	10.22%	0
2011	11.596693	11.170652	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2017	10.257224	10.278426	0.21%	0
2016	10.188467	10.257224	0.67%	0
2015	10.665103	10.188467	-4.47%	0
2014	10.480338	10.665103	1.76%	0
2013	11.107089	10.480338	-5.64%	0
2012	10.917133	11.107089	1.74%	0
2011	10.584819	10.917133	3.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2017	28.375452	32.958491	16.15%	0
2016	26.310300	28.375452	7.85%	0
2015	27.759354	26.310300	-5.22%	0
2014	27.172163	27.759354	2.16%	0
2013	20.755780	27.172163	30.91%	0
2012	18.805365	20.755780	10.37%	0
2011	21.892667	18.805365	-14.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	15.155653	18.983852	25.26%	0
2016	16.602967	15.155653	-8.72%	0
2015	16.682182	16.602967	-0.47%	0
2014	18.880936	16.682182	-11.65%	0
2013	15.054277	18.880936	25.42%	0
2012	12.980552	15.054277	15.98%	0
2011	16.297991	12.980552	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2017	21.004953	24.103771	14.75%	0
2016	19.948866	21.004953	5.29%	0
2015	21.387113	19.948866	-6.72%	0
2014	20.840074	21.387113	2.62%	0
2013	16.614222	20.840074	25.44%	0
2012	13.571817	16.614222	22.42%	0
2011	15.484671	13.571817	-12.35%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2017	10.626975	11.466905	7.90%	0
2016	9.744054	10.626975	9.06%	0
2015	10.783332	9.744054	-9.64%	0
2014	10.881961	10.783332	-0.91%	0
2013	9.124909	10.881961	19.26%	0
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2017	12.257657	12.954128	5.68%	0
2016	11.156112	12.257657	9.87%	0
2015	12.457696	11.156112	-10.45%	0
2014	12.359163	12.457696	0.80%	0
2013	11.257763	12.359163	9.78%	0
2012	10.372835	11.257763	8.53%	0
2011	10.514202	10.372835	-1.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2017	18.674072	21.694122	16.17%	0
2016	16.700257	18.674072	11.82%	0
2015	17.989223	16.700257	-7.17%	0
2014	17.172703	17.989223	4.75%	0
2013	13.742778	17.172703	24.96%	0
2012	12.740628	13.742778	7.87%	0
2011	12.473865	12.740628	2.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2017	25.751253	27.457174	6.62%	0
2016	20.526970	25.751253	25.45%	0
2015	23.004201	20.526970	-10.77%	0
2014	23.740432	23.004201	-3.10%	0
2013	18.085383	23.740432	31.27%	0
2012	15.856364	18.085383	14.06%	0
2011	17.098949	15.856364	-7.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2017	8.061791	10.907906	35.30%	0
2016	7.123661	8.061791	13.17%	0
2015	9.196740	7.123661	-22.54%	0
2014*	10.000000	9.196740	-8.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	14.959121	16.821084	12.45%	0
2016	14.484922	14.959121	3.27%	0
2015	16.077906	14.484922	-9.91%	0
2014	18.777692	16.077906	-14.38%	0
2013	15.848164	18.777692	18.48%	0
2012	13.913125	15.848164	13.91%	0
2011	16.157945	13.913125	-13.89%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2017	8.996569	8.836023	-1.78%	0
2016	9.069886	8.996569	-0.81%	0
2015	9.837079	9.069886	-7.80%	0
2014*	10.000000	9.837079	-1.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2017	10.058264	10.963046	9.00%	0
2016	10.004244	10.058264	0.54%	0
2015	11.024684	10.004244	-9.26%	0
2014	11.008012	11.024684	0.15%	0
2013	10.060066	11.008012	9.42%	0
2012*	10.000000	10.060066	0.60%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2017	9.252126	9.242955	-0.10%	0
2016	9.648317	9.252126	-4.11%	0
2015	9.832051	9.648317	-1.87%	0
2014	9.750184	9.832051	0.84%	0
2013*	10.000000	9.750184	-2.50%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2017	13.216805	16.178193	22.41%	0
2016	13.444916	13.216805	-1.70%	0
2015	13.321517	13.444916	0.93%	0
2014	12.782067	13.321517	4.22%	0
2013	9.489563	12.782067	34.70%	0
2012*	10.000000	9.489563	-5.10%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2017	12.243483	13.526733	10.48%	0
2016	11.228061	12.243483	9.04%	0
2015	12.174680	11.228061	-7.78%	0
2014	12.130197	12.174680	0.37%	0
2013	9.799988	12.130197	23.78%	0
2012*	10.000000	9.799988	-2.00%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2017	12.346946	14.532097	17.70%	0
2016	12.740522	12.346946	-3.09%	0
2015	13.086915	12.740522	-2.65%	0
2014	12.612679	13.086915	3.76%	0
2013	9.582612	12.612679	31.62%	0
2012*	10.000000	9.582612	-4.17%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2017	11.447849	13.047052	13.97%	0
2016	12.193526	11.447849	-6.12%	0
2015	13.808185	12.193526	-11.69%	0
2014	15.128071	13.808185	-8.72%	0
2013	12.547447	15.128071	20.57%	0
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2017	11.220682	11.534418	2.80%	0
2016	10.022142	11.220682	11.96%	0
2015	11.125621	10.022142	-9.92%	0
2014	11.331232	11.125621	-1.81%	0
2013	10.642927	11.331232	6.47%	0
2012*	10.000000	10.642927	6.43%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2017	11.966808	14.632959	22.28%	0
2016	11.703195	11.966808	2.25%	0
2015	12.891860	11.703195	-9.22%	0
2014	12.404126	12.891860	3.93%	0
2013	9.907615	12.404126	25.20%	0
2012*	10.000000	9.907615	-0.92%	0
Janus Henderson VIT Balanced Portfolio: Service Sharess - Q/NQ
2017	16.762462	19.081840	13.84%	0
2016	16.674716	16.762462	0.53%	0
2015	17.235700	16.674716	-3.25%	0
2014	16.527046	17.235700	4.29%	0
2013	14.317618	16.527046	15.43%	0
2012	13.108074	14.317618	9.23%	0
2011	13.421658	13.108074	-2.34%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2017	9.485302	9.446476	-0.41%	0
2016	9.629677	9.485302	-1.50%	0
2015*	10.000000	9.629677	-3.70%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2017	22.665908	28.392963	25.27%	0
2016	23.073977	22.665908	-1.77%	0
2015	21.394117	23.073977	7.85%	0
2014	20.471114	21.394117	4.51%	0
2013	16.232609	20.471114	26.11%	0
2012	13.603215	16.232609	19.33%	0
2011	15.170683	13.603215	-10.33%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2017	14.897359	20.803367	39.64%	0
2016	13.579025	14.897359	9.71%	0
2015	13.467781	13.579025	0.83%	0
2014	12.783000	13.467781	5.36%	0
2013	9.798954	12.783000	30.45%	0
2012*	10.000000	9.798954	-2.01%	0
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2017	16.947193	21.361395	26.05%	0
2016	18.852145	16.947193	-10.10%	0
2015	21.456090	18.852145	-12.14%	0
2014	25.335572	21.456090	-15.31%	0
2013	23.009015	25.335572	10.11%	0
2012	21.101664	23.009015	9.04%	0
2011	32.367948	21.101664	-34.81%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2017	8.338675	10.271366	23.18%	0
2016	7.164674	8.338675	16.39%	0
2015	9.302107	7.164674	-22.98%	0
2014*	10.000000	9.302107	-6.98%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2017	9.816652	9.824819	0.08%	0
2016*	10.000000	9.816652	-1.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2017	12.065076	14.687527	21.74%	0
2016	11.508244	12.065076	4.84%	0
2015	12.206249	11.508244	-5.72%	0
2014	13.695309	12.206249	-10.87%	0
2013	10.065031	13.695309	36.07%	0
2012*	10.000000	10.065031	0.65%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2017	20.952996	23.693406	13.08%	0
2016	19.111608	20.952996	9.63%	0
2015	20.022662	19.111608	-4.55%	0
2014	18.857229	20.022662	6.18%	0
2013	14.433371	18.857229	30.65%	0
2012	12.928100	14.433371	11.64%	0
2011	13.479742	12.928100	-4.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2017	13.736849	16.787208	22.21%	0
2016	13.728324	13.736849	0.06%	0
2015	13.401341	13.728324	2.44%	0
2014	13.753238	13.401341	-2.56%	0
2013	11.183357	13.753238	22.98%	0
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2017	9.751579	12.037463	23.44%	0
2016	9.561379	9.751579	1.99%	0
2015*	10.000000	9.561379	-4.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2017	9.796769	9.996660	2.04%	0
2016	9.604029	9.796769	2.01%	0
2015	10.051547	9.604029	-4.45%	0
2014	9.698547	10.051547	3.64%	0
2013	10.124747	9.698547	-4.21%	0
2012	9.624464	10.124747	5.20%	0
2011	9.475986	9.624464	1.57%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2017	15.686265	16.564266	5.60%	0
2016	14.721132	15.686265	6.56%	0
2015	15.460683	14.721132	-4.78%	0
2014	15.595667	15.460683	-0.87%	0
2013	17.740106	15.595667	-12.09%	0
2012	15.621206	17.740106	13.56%	0
2011	15.167208	15.621206	2.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2017	8.967041	9.724638	8.45%	0
2016	8.094185	8.967041	10.78%	0
2015*	10.000000	8.094185	-19.06%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2017	14.554398	16.481771	13.24%	0
2016	13.606841	14.554398	6.96%	0
2015	15.212823	13.606841	-10.56%	0
2014	16.122093	15.212823	-5.64%	0
2013	12.683780	16.122093	27.11%	0
2012	10.736115	12.683780	18.14%	0
2011	11.244433	10.736115	-4.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2017	20.984909	21.927474	4.49%	0
2016	18.115839	20.984909	15.84%	0
2015	19.676272	18.115839	-7.93%	0
2014	18.080535	19.676272	8.83%	0
2013	14.251315	18.080535	26.87%	0
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2017	12.175180	13.585039	11.58%	0
2016	11.591832	12.175180	5.03%	0
2015	11.913744	11.591832	-2.70%	0
2014	11.777340	11.913744	1.16%	0
2013	9.914691	11.777340	18.79%	0
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2017	9.091149	9.041580	-0.55%	0
2016	9.190983	9.091149	-1.09%	0
2015	9.561278	9.190983	-3.87%	0
2014	9.452848	9.561278	1.15%	0
2013	10.070156	9.452848	-6.13%	0
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2017	12.487814	15.760014	26.20%	0
2016	12.935301	12.487814	-3.46%	0
2015	12.600877	12.935301	2.65%	0
2014	12.842534	12.600877	-1.88%	0
2013	10.361199	12.842534	23.95%	0
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2017	12.985411	15.991291	23.15%	0
2016	12.355947	12.985411	5.09%	0
2015	12.049597	12.355947	2.54%	0
2014	11.572554	12.049597	4.12%	0
2013	9.266769	11.572554	24.88%	0
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2017	11.684269	13.727975	17.49%	0
2016	10.915349	11.684269	7.04%	0
2015	11.207129	10.915349	-2.60%	0
2014	10.552417	11.207129	6.20%	0
2013	8.236492	10.552417	28.12%	0
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2017	18.089888	20.515035	13.41%	0
2016	15.967201	18.089888	13.29%	0
2015	17.727338	15.967201	-9.93%	0
2014	16.891180	17.727338	4.95%	0
2013	12.956862	16.891180	30.36%	0
2012	11.380812	12.956862	13.85%	0
2011	12.120138	11.380812	-6.10%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2017	9.931443	11.334199	14.12%	0
2016*	10.000000	9.931443	-0.69%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2017	14.857023	15.283626	2.87%	0
2016	13.506172	14.857023	10.00%	0
2015	14.393241	13.506172	-6.16%	0
2014	14.566991	14.393241	-1.19%	0
2013	14.120157	14.566991	3.16%	0
2012	12.793959	14.120157	10.37%	0
2011	12.789162	12.793959	0.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2017	11.673616	14.034152	20.22%	0
2016	10.669489	11.673616	9.41%	0
2015	11.207408	10.669489	-4.80%	0
2014	10.916004	11.207408	2.67%	0
2013	7.893105	10.916004	38.30%	0
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2017	13.130280	14.975976	14.06%	0
2016	12.375253	13.130280	6.10%	0
2015	12.898039	12.375253	-4.05%	0
2014	12.113523	12.898039	6.48%	0
2013	9.073892	12.113523	33.50%	0
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2017	10.809453	12.478416	15.44%	0
2016	10.351962	10.809453	4.42%	0
2015	10.936022	10.351962	-5.34%	0
2014	10.861908	10.936022	0.68%	0
2013	8.706793	10.861908	24.75%	0
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2017	10.533705	11.373638	7.97%	0
2016	10.302316	10.533705	2.25%	0
2015	10.807146	10.302316	-4.67%	0
2014	10.754400	10.807146	0.49%	0
2013	9.734847	10.754400	10.47%	0
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2017	10.828052	12.083210	11.59%	0
2016	10.470452	10.828052	3.42%	0
2015	11.013514	10.470452	-4.93%	0
2014	10.917895	11.013514	0.88%	0
2013	9.345768	10.917895	16.82%	0
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2017	9.823164	10.067501	2.49%	0
2016	9.744712	9.823164	0.81%	0
2015	10.188684	9.744712	-4.36%	0
2014	10.233232	10.188684	-0.44%	0
2013	10.121604	10.233232	1.10%	0
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2017	9.844557	10.887062	10.59%	0
2016	9.678605	9.844557	1.71%	0
2015	10.496064	9.678605	-7.79%	0
2014	10.652936	10.496064	-1.47%	0
2013*	10.000000	10.652936	6.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2017	9.849808	11.180029	13.51%	0
2016	9.623991	9.849808	2.35%	0
2015	10.500766	9.623991	-8.35%	0
2014	10.789265	10.500766	-2.67%	0
2013*	10.000000	10.789265	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2017	10.707860	11.759568	9.82%	0
2016	10.410740	10.707860	2.85%	0
2015	10.921606	10.410740	-4.68%	0
2014	10.839965	10.921606	0.75%	0
2013	9.550125	10.839965	13.51%	0
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2017	10.776789	12.261101	13.77%	0
2016	10.394776	10.776789	3.68%	0
2015	10.953803	10.394776	-5.10%	0
2014	10.872801	10.953803	0.74%	0
2013	9.080145	10.872801	19.74%	0
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2017	10.372071	10.982608	5.89%	0
2016	10.154812	10.372071	2.14%	0
2015	10.653034	10.154812	-4.68%	0
2014	10.622950	10.653034	0.28%	0
2013	9.911399	10.622950	7.18%	0
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2017	10.151704	10.191043	0.39%	0
2016	10.033003	10.151704	1.18%	0
2015	10.505615	10.033003	-4.50%	0
2014	10.416212	10.505615	0.86%	0
2013	11.045986	10.416212	-5.70%	0
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2017	10.865709	10.864606	-0.01%	0
2016	10.912150	10.865709	-0.43%	0
2015	11.384449	10.912150	-4.15%	0
2014	11.265758	11.384449	1.05%	0
2013	11.937169	11.265758	-5.62%	0
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2017	9.690280	11.007730	13.60%	0
2016	9.028213	9.690280	7.33%	0
2015*	10.000000	9.028213	-9.72%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2017	9.667473	10.604222	9.69%	0
2016	9.223785	9.667473	4.81%	0
2015*	10.000000	9.223785	-7.76%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2017	18.708817	25.460270	36.09%	0
2016	18.064430	18.708817	3.57%	0
2015	22.382876	18.064430	-19.29%	0
2014	24.643355	22.382876	-9.17%	0
2013	25.467852	24.643355	-3.24%	0
2012	22.595781	25.467852	12.71%	0
2011	30.297255	22.595781	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2017	9.240919	9.090153	-1.63%	0
2016	9.519407	9.240919	-2.93%	0
2015	9.890824	9.519407	-3.76%	0
2014	9.816962	9.890824	0.75%	0
2013	10.619615	9.816962	-7.56%	0
2012	10.695994	10.619615	-0.71%	0
2011	10.349132	10.695994	3.35%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2017	6.989243	6.763206	-3.23%	0
2016	7.252720	6.989243	-3.63%	0
2015	7.527470	7.252720	-3.65%	0
2014	7.812632	7.527470	-3.65%	0
2013	8.108591	7.812632	-3.65%	0
2012	8.416619	8.108591	-3.66%	0
2011	8.734563	8.416619	-3.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2017	6.881615	8.426672	22.45%	0
2016	7.096606	6.881615	-3.03%	0
2015	7.610680	7.096606	-6.75%	0
2014	7.956319	7.610680	-4.34%	0
2013	7.024005	7.956319	13.27%	0
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2017	7.349789	8.814500	19.93%	0
2016	7.587757	7.349789	-3.14%	0
2015	7.986245	7.587757	-4.99%	0
2014	8.835611	7.986245	-9.61%	0
2013	7.577946	8.835611	16.60%	0
2012	6.653840	7.577946	13.89%	0
2011	7.923808	6.653840	-16.03%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2017	17.436991	19.899160	14.12%	0
2016	16.530525	17.436991	5.48%	0
2015	17.329813	16.530525	-4.61%	0
2014	17.132247	17.329813	1.15%	0
2013	13.973494	17.132247	22.61%	0
2012	12.513919	13.973494	11.66%	0
2011	13.518607	12.513919	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2017	13.354012	14.300330	7.09%	0
2016	13.036772	13.354012	2.43%	0
2015	13.554204	13.036772	-3.82%	0
2014	13.450915	13.554204	0.77%	0
2013	12.308123	13.450915	9.28%	0
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2017	15.405523	17.043259	10.63%	0
2016	14.838980	15.405523	3.82%	0
2015	15.483539	14.838980	-4.16%	0
2014	15.274033	15.483539	1.37%	0
2013	13.266247	15.274033	15.13%	0
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2017	10.332543	10.522255	1.84%	0
2016	10.284351	10.332543	0.47%	0
2015	10.645795	10.284351	-3.40%	0
2014	10.635327	10.645795	0.10%	0
2013	10.529460	10.635327	1.01%	0
2012	10.391525	10.529460	1.33%	0
2011	10.477110	10.391525	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2017	9.833759	10.805464	9.88%	0
2016	9.654163	9.833759	1.86%	0
2015	10.355616	9.654163	-6.77%	0
2014	10.490318	10.355616	-1.28%	0
2013*	10.000000	10.490318	4.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2017	9.887776	11.144225	12.71%	0
2016	9.594368	9.887776	3.06%	0
2015	10.367967	9.594368	-7.46%	0
2014	10.577391	10.367967	-1.98%	0
2013*	10.000000	10.577391	5.77%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2017	14.074304	15.315289	8.82%	0
2016	13.632170	14.074304	3.24%	0
2015	14.196156	13.632170	-3.97%	0
2014	14.008164	14.196156	1.34%	0
2013	12.465907	14.008164	12.37%	0
2012	11.676782	12.465907	6.76%	0
2011	12.123071	11.676782	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2017	16.063314	18.060474	12.43%	0
2016	15.366717	16.063314	4.53%	0
2015	16.066184	15.366717	-4.35%	0
2014	15.887304	16.066184	1.13%	0
2013	13.473802	15.887304	17.91%	0
2012	12.293744	13.473802	9.60%	0
2011	13.035765	12.293744	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2017	12.258780	12.900728	5.24%	0
2016	12.035463	12.258780	1.86%	0
2015	12.495252	12.035463	-3.68%	0
2014	12.381778	12.495252	0.92%	0
2013	11.630182	12.381778	6.46%	0
2012	11.173495	11.630182	4.09%	0
2011	11.361431	11.173495	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2017	19.688316	24.107578	22.45%	0
2016	19.774633	19.688316	-0.44%	0
2015	19.579515	19.774633	1.00%	0
2014	18.718512	19.579515	4.60%	0
2013	14.254788	18.718512	31.31%	0
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2017	9.687608	10.973712	13.28%	0
2016	9.261857	9.687608	4.60%	0
2015	9.833751	9.261857	-5.82%	0
2014*	10.000000	9.833751	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2017	10.259774	12.031543	17.27%	0
2016	9.675389	10.259774	6.04%	0
2015	10.027789	9.675389	-3.51%	0
2014*	10.000000	10.027789	0.28%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2017	26.089816	29.107450	11.57%	0
2016	22.508265	26.089816	15.91%	0
2015	23.968450	22.508265	-6.09%	0
2014	22.734782	23.968450	5.43%	0
2013	17.734559	22.734782	28.19%	0
2012	15.669906	17.734559	13.18%	0
2011	16.687004	15.669906	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2017	11.156295	11.430880	2.46%	0
2016	10.656258	11.156295	4.69%	0
2015	11.389199	10.656258	-6.44%	0
2014	11.378748	11.389199	0.09%	0
2013	11.944164	11.378748	-4.73%	0
2012	11.044758	11.944164	8.14%	0
2011	10.859543	11.044758	1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	8.304387	10.045743	20.97%	0
2016	8.836553	8.304387	-6.02%	0
2015	9.231840	8.836553	-4.28%	0
2014	9.712993	9.231840	-4.95%	0
2013	8.325908	9.712993	16.66%	0
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2017	11.002933	12.991911	18.08%	0
2016	10.876809	11.002933	1.16%	0
2015	11.926640	10.876809	-8.80%	0
2014	13.704960	11.926640	-12.98%	0
2013	11.750478	13.704960	16.63%	0
2012	10.420191	11.750478	12.77%	0
2011	12.938309	10.420191	-19.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2017	12.035751	15.063296	25.15%	0
2016	12.246681	12.035751	-1.72%	0
2015	12.324911	12.246681	-0.63%	0
2014	11.613240	12.324911	6.13%	0
2013	8.967006	11.613240	29.51%	0
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2017	12.171403	13.412944	10.20%	0
2016	10.884643	12.171403	11.82%	0
2015	11.699143	10.884643	-6.96%	0
2014	11.014137	11.699143	6.22%	0
2013	8.465764	11.014137	30.10%	0
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2017	12.116576	14.889207	22.88%	0
2016	11.856317	12.116576	2.20%	0
2015	12.348264	11.856317	-3.98%	0
2014	12.356522	12.348264	-0.07%	0
2013	9.252336	12.356522	33.55%	0
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2017	15.748164	17.275184	9.70%	0
2016	13.897757	15.748164	13.31%	0
2015	14.852953	13.897757	-6.43%	0
2014	13.173396	14.852953	12.75%	0
2013	10.076920	13.173396	30.73%	0
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2017	15.948686	19.156186	20.11%	0
2016	15.316896	15.948686	4.12%	0
2015	15.813491	15.316896	-3.14%	0
2014	16.006363	15.813491	-1.20%	0
2013	11.540192	16.006363	38.70%	0
2012	10.591643	11.540192	8.96%	0
2011	11.087605	10.591643	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2017	25.319820	26.533945	4.80%	0
2016	20.918022	25.319820	21.04%	0
2015	23.167809	20.918022	-9.71%	0
2014	22.521821	23.167809	2.87%	0
2013	16.693047	22.521821	34.92%	0
2012	14.402385	16.693047	15.90%	0
2011	15.809162	14.402385	-8.90%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2017	23.561449	25.700739	9.08%	0
2016	19.953074	23.561449	18.08%	0
2015	21.109162	19.953074	-5.48%	0
2014	21.787868	21.109162	-3.12%	0
2013	16.088508	21.787868	35.43%	0
2012	14.492624	16.088508	11.01%	0
2011	15.967274	14.492624	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2017	16.288748	18.873802	15.87%	0
2016	15.207153	16.288748	7.11%	0
2015	15.679517	15.207153	-3.01%	0
2014	14.553758	15.679517	7.74%	0
2013	11.548877	14.553758	26.02%	0
2012	10.529366	11.548877	9.68%	0
2011	10.886268	10.529366	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2017	11.329250	11.587668	2.28%	0
2016	10.969672	11.329250	3.28%	0
2015	12.068432	10.969672	-9.10%	0
2014	9.739211	12.068432	23.92%	0
2013	9.842441	9.739211	-1.05%	0
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2017	13.094186	15.295852	16.81%	0
2016	12.198574	13.094186	7.34%	0
2015	12.542438	12.198574	-2.74%	0
2014	11.512057	12.542438	8.95%	0
2013*	10.000000	11.512057	15.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2017	8.516904	8.336478	-2.12%	0
2016	8.623771	8.516904	-1.24%	0
2015	8.981128	8.623771	-3.98%	0
2014	9.275550	8.981128	-3.17%	0
2013	9.616810	9.275550	-3.55%	0
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2017	13.299988	14.633418	10.03%	0
2016	11.419022	13.299988	16.47%	0
2015	12.460019	11.419022	-8.35%	0
2014	12.369116	12.460019	0.73%	0
2013*	10.000000	12.369116	23.69%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	11.698883	13.834338	18.25%	0
2016	12.007015	11.698883	-2.57%	0
2015	12.968265	12.007015	-7.41%	0
2014	14.653604	12.968265	-11.50%	0
2013	12.663805	14.653604	15.71%	0
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2017	21.881587	26.264633	20.03%	0
2016	21.800931	21.881587	0.37%	0
2015	22.404078	21.800931	-2.69%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2017	7.544358	7.334506	-2.78%	0
2016	7.735053	7.544358	-2.47%	0
2015	8.013365	7.735053	-3.47%	0
2014	8.266517	8.013365	-3.06%	0
2013	8.527088	8.266517	-3.06%	0
2012	8.461315	8.527088	0.78%	0
2011	8.755688	8.461315	-3.36%	0
Neuberger Berman Advisers Management Trust - Socially Responsive Portfolio: Class I - Q/NQ
2017	19.262392	21.982324	14.12%	0
2016	18.195546	19.262392	5.86%	0
2015	18.972836	18.195546	-4.10%	0
2014	17.839456	18.972836	6.35%	0
2013	13.455194	17.839456	32.58%	0
2012	12.584440	13.455194	6.92%	0
2011	13.475359	12.584440	-6.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	20.708765	27.203360	31.36%	0
2016	21.524974	20.708765	-3.79%	0
2015	21.549136	21.524974	-0.11%	0
2014	21.914998	21.549136	-1.67%	0
2013	17.910477	21.914998	22.36%	0
2012	15.370253	17.910477	16.53%	0
2011	17.438711	15.370253	-11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2017	9.217745	9.418414	2.18%	0
2016	9.001980	9.217745	2.40%	0
2015	9.581836	9.001980	-6.05%	0
2014	9.703071	9.581836	-1.25%	0
2013	10.107777	9.703071	-4.00%	0
2012*	10.000000	10.107777	1.08%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2017	8.278541	10.086980	21.84%	0
2016	8.831087	8.278541	-6.26%	0
2015	8.889580	8.831087	-0.66%	0
2014*	10.000000	8.889580	-11.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2017	17.850493	20.062500	12.39%	0
2016	16.644181	17.850493	7.25%	0
2015	16.754207	16.644181	-0.66%	0
2014	15.750702	16.754207	6.37%	0
2013	12.436956	15.750702	26.64%	0
2012	11.070393	12.436956	12.34%	0
2011	11.525160	11.070393	-3.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2017	25.625153	28.127456	9.77%	0
2016	22.599141	25.625153	13.39%	0
2015	24.977579	22.599141	-9.52%	0
2014	23.217826	24.977579	7.58%	0
2013	17.135571	23.217826	35.49%	0
2012	15.115276	17.135571	13.37%	0
2011	16.069741	15.115276	-5.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2017	9.291380	10.151090	9.25%	0
2016	8.540167	9.291380	8.80%	0
2015	9.760683	8.540167	-12.50%	0
2014	10.084622	9.760683	-3.21%	0
2013	10.455239	10.084622	-3.54%	0
2012*	10.000000	10.455239	4.55%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2017	9.795733	10.362319	5.78%	0
2016	8.979339	9.795733	9.09%	0
2015	9.545273	8.979339	-5.93%	0
2014*	10.000000	9.545273	-4.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2017	9.211362	9.828869	6.70%	0
2016	9.289625	9.211362	-0.84%	0
2015	10.386841	9.289625	-10.56%	0
2014	10.747973	10.386841	-3.36%	0
2013	11.939184	10.747973	-9.98%	0
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2017	9.523479	9.291718	-2.43%	0
2016	9.755938	9.523479	-2.38%	0
2015	10.104429	9.755938	-3.45%	0
2014	10.409318	10.104429	-2.93%	0
2013	10.828806	10.409318	-3.87%	0
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2017	9.952953	9.811726	-1.42%	0
2016*	10.000000	9.952953	-0.47%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2017	9.400885	9.495039	1.00%	0
2016	9.510315	9.400885	-1.15%	0
2015	9.837575	9.510315	-3.33%	0
2014	9.801758	9.837575	0.37%	0
2013	10.386309	9.801758	-5.63%	0
2012	9.845468	10.386309	5.49%	0
2011*	10.000000	9.845468	-1.55%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2017*	10.000000	11.085805	10.86%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2017	10.227847	12.901605	26.14%	0
2016*	10.000000	10.227847	2.28%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2017	12.611417	15.382806	21.98%	0
2016	13.417094	12.611417	-6.00%	0
2015	13.906001	13.417094	-3.52%	0
2014	15.482352	13.906001	-10.18%	0
2013	12.546554	15.482352	23.40%	0
2012	10.681833	12.546554	17.46%	0
2011	13.346296	10.681833	-19.96%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2017	23.815318	29.215337	22.67%	0
2016	27.681554	23.815318	-13.97%	0
2015	25.544674	27.681554	8.37%	0
2014	20.203346	25.544674	26.44%	0
2013	13.930987	20.203346	45.02%	0
2012	11.038000	13.930987	26.21%	0
2011	10.377436	11.038000	6.37%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Hard Assets Fund: Class S - Q/NQ
2017	6.922174	6.538739	-5.54%	0
2016	5.009040	6.922174	38.19%	0
2015	7.833322	5.009040	-36.05%	0
2014	10.080948	7.833322	-22.30%	0
2013	9.486222	10.080948	6.27%	0
2012*	10.000000	9.486222	-5.14%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2017	7.060562	6.688062	-5.28%	0
2016	5.098605	7.060562	38.48%	0
2015	7.951909	5.098605	-35.88%	0
2014	10.202792	7.951909	-22.06%	0
2013	9.580156	10.202792	6.50%	0
2012*	10.000000	9.580156	-4.20%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2017	18.173122	22.040161	21.28%	0
2016	17.503663	18.173122	3.82%	0
2015	18.706171	17.503663	-6.43%	0
2014	19.786647	18.706171	-5.46%	0
2013	13.669304	19.786647	44.75%	0
2012	13.153193	13.669304	3.92%	0
2011	14.308302	13.153193	-8.07%	0

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 13, 2016 to December 31, 2016 and the year ended December 31, 2017
Pimco Funds Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Balanced Portfolio - Service Class 2 (FB2)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Fidelity Investments VIP Growth & Income Portfolio - Service Class 2 (FGI2)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	May 3, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 18, 2016 to December 31, 2016 and the year ended December 31, 2017
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

	Statement of Operations	May 22, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 22, 2017 to December 31, 2017
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

	Statement of Operations	May 12, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	May 12, 2017 to December 31, 2017
Neuberger & Berman Management, Inc. Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)

	Statement of Changes in Contract Owners’ Equity	January 27, 2016 to December 31, 2016
Fidelity Investments VIP Contrafund(R) Portfolio - Service Class 2 (FC2)

	Statement of Changes in Contract Owners’ Equity	January 11, 2016 to December 31, 2016

Invesco Investments Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)

Statement of Operations	March 13, 2017 to December 31, 2017
Statements of Changes in Contract Owners’ Equity	January 27, 2016 to December 31, 2016 and March 13, 2017 to December 31, 2017
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

Statement of Operations	January 30, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	January 5, 2016 to December 31, 2016 and January 30, 2017 to December 31, 2017
T. Rowe Price Equity Income Portfolio - II (TREI2)

Statement of Operations	March 31, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	January 12, 2016 to December 31, 2016 and March 31, 2017 to December 31, 2017
Neuberger & Berman Management, Inc. Guardian Portfolio - I Class Shares (AMGP)

Statement of Operations	December 22, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	December 22, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Service Shares (OVCAFS)

Statement of Operations	January 3, 2017 to December 31, 2017

Statements of Changes in Contract Owners’ Equity	May 11, 2016 to December 31, 2016 and January 3, 2017 to December 31, 2017
Oppenheimer Funds Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Statement of Operations	January 12, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	January 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE FUNDS BY MACQUARIE

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund - Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

PUTNAM INVESTMENTS

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Omega Growth Fund - Class 2 (WFVOG2)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
1,551,252 shares (cost $26,014,191)	$21,345,223
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
15,915 shares (cost $293,312)	376,223
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
40,413 shares (cost $476,121)	474,043
VPS Growth and Income Portfolio - Class B (ALVGIB)
141,330 shares (cost $3,160,038)	4,646,939
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
4,124 shares (cost $48,517)	53,897
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,389,813 shares (cost $16,446,735)	18,039,769
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
42,380 shares (cost $821,724)	918,788
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,338,758 shares (cost $105,650,415)	114,676,520
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2,686 shares (cost $24,896)	25,600
VP Inflation Protection Fund - Class I (ACVIP1)
113,679 shares (cost $1,158,975)	1,162,932
VP Balanced Fund - Class I (ACVB)
3,910,375 shares (cost $26,443,041)	29,445,124
VP Capital Appreciation Fund - Class I (ACVCA)
2,182 shares (cost $31,030)	32,797
VP Income & Growth Fund - Class I (ACVIG)
1,373,783 shares (cost $11,364,102)	14,713,214
VP Income & Growth Fund - Class II (ACVIG2)
344,607 shares (cost $2,892,708)	3,694,188
VP Inflation Protection Fund - Class II (ACVIP2)
22,454,714 shares (cost $243,692,668)	229,262,626
VP International Fund - Class I (ACVI)
658 shares (cost $7,140)	8,011
VP Mid Cap Value Fund - Class I (ACVMV1)
569,085 shares (cost $11,179,613)	12,946,684
VP Mid Cap Value Fund - Class II (ACVMV2)
7,838,189 shares (cost $145,593,983)	178,397,175
Growth Fund - Class 1 (AFGF)
138,394 shares (cost $8,925,832)	10,773,938
High-Income Bond Fund - Class 1 (AFHY)
74,897 shares (cost $761,448)	763,205
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
59,651,395 shares (cost $705,487,804)	808,276,398
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
56,673 shares (cost $693,749)	684,609
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
4,207,618 shares (cost $31,075,339)	31,052,222
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
21,081,571 shares (cost $248,219,488)	247,919,275
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
19,864,959 shares (cost $211,446,587)	240,763,307
Global Allocation V.I. Fund - Class III (MLVGA3)
25,334,503 shares (cost $371,928,042)	375,964,025
Money Market Portfolio(TM) (CHSMM)
4,939,548 shares (cost $4,939,548)	4,939,548
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
259,047 shares (cost $1,747,103)	1,756,339
VIP Value Series: Service Class (DWVVLS)
49,599 shares (cost $1,431,350)	1,560,371

VIP Small Cap Value Series: Service Class (DWVSVS)
1,430,591 shares (cost $53,099,716)	60,828,747
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,593,414 shares (cost $31,307,568)	35,772,148
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,004,155 shares (cost $63,648,777)	80,563,606
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,364,290 shares (cost $138,270,734)	233,402,203
Stock Index Fund, Inc. - Service Shares (DSIFS)
2,761,063 shares (cost $104,291,741)	147,827,320
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
945,665 shares (cost $30,230,996)	38,081,936
Appreciation Portfolio - Initial Shares (DCAP)
586,638 shares (cost $24,064,862)	26,228,603
Appreciation Portfolio - Service Shares (DCAPS)
2,335,735 shares (cost $97,068,576)	103,566,480
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)
16,882 shares (cost $756,239)	995,879
Growth and Income Portfolio - Initial Shares (DGI)
431,466 shares (cost $9,881,058)	14,117,583
Floating-Rate Income Fund (ETVFR)
6,027,231 shares (cost $54,819,853)	55,872,429
Managed Tail Risk Fund II - Service Shares (FCA2S)
118,015 shares (cost $690,150)	618,399
Quality Bond Fund II - Primary Shares (FQB)
546,395 shares (cost $6,151,601)	6,037,666
Quality Bond Fund II - Service Shares (FQBS)
1,732,573 shares (cost $19,368,081)	19,075,634
Equity-Income Portfolio - Initial Class (FEIP)
12,868,605 shares (cost $267,629,702)	307,430,978
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
444,557 shares (cost $5,039,586)	6,392,733
High Income Portfolio - Initial Class (FHIP)
8,047,082 shares (cost $44,742,508)	43,856,598
VIP Asset Manager Portfolio - Initial Class (FAMP)
6,739,153 shares (cost $98,103,894)	102,637,303
VIP Balanced Portfolio - Service Class 2 (FB2)
16,837,853 shares (cost $287,429,931)	308,637,846
VIP Energy Portfolio - Service Class 2 (FNRS2)
4,470,373 shares (cost $90,390,687)	88,289,868
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,334,294 shares (cost $277,564,625)	310,955,743
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
366,020 shares (cost $4,548,518)	4,908,332
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
19,088,674 shares (cost $220,429,149)	254,833,795
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
676,945 shares (cost $8,500,234)	9,470,456
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
33,464,429 shares (cost $370,679,259)	466,494,134
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
914,874 shares (cost $11,107,763)	13,393,748
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,869,312 shares (cost $63,564,904)	71,091,961
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
11,904,100 shares (cost $238,331,078)	264,509,103
VIP Growth Portfolio - Initial Class (FGP)
5,234,691 shares (cost $184,340,922)	387,628,903
VIP Growth Portfolio - Service Class 2 (FG2)
4,990,860 shares (cost $296,973,904)	363,634,028
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,092,101 shares (cost $14,014,785)	13,826,003
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
46,689,723 shares (cost $588,039,576)	583,154,642
VIP Mid Cap Portfolio - Service Class (FMCS)
508,350 shares (cost $16,708,408)	19,622,297

VIP Mid Cap Portfolio - Service Class 2 (FMC2)
7,558,129 shares (cost $237,662,188)	285,621,686
VIP Overseas Portfolio - Initial Class (FOP)
2,616,033 shares (cost $49,358,610)	59,828,680
VIP Overseas Portfolio - Service Class 2 (FO2)
4,475,353 shares (cost $89,409,097)	101,411,490
VIP Value Strategies Portfolio - Service Class (FVSS)
326,344 shares (cost $3,965,593)	4,643,873
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
114,648 shares (cost $2,215,457)	2,194,361
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,359,634 shares (cost $252,977,301)	264,535,285
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,298,281 shares (cost $28,357,116)	36,949,069
Small Cap Value Securities Fund - Class 2 (FTVSV2)
4,928,688 shares (cost $89,705,768)	97,588,024
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
56,536 shares (cost $1,163,467)	1,119,417
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,446,710 shares (cost $12,749,327)	14,799,843
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,425,129 shares (cost $39,682,106)	37,516,743
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,162,431 shares (cost $128,969,891)	118,251,731
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,678,411 shares (cost $98,714,970)	101,083,457
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)
53,194 shares (cost $570,862)	574,496
VI American Franchise Fund - Series II Shares (ACEG2)
91,174 shares (cost $5,042,550)	5,543,393
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,095,147 shares (cost $15,200,637)	15,452,520
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,054,286 shares (cost $15,264,717)	16,890,201
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
15,019 shares (cost $177,895)	169,865
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,234,155 shares (cost $13,071,298)	14,600,059
Balanced Portfolio: Service Shares (JABS)
273,970 shares (cost $8,256,086)	10,161,534
Enterprise Portfolio: Service Shares (JAMGS)
10,532 shares (cost $636,636)	702,181
Flexible Bond Portfolio: Service Shares (JAFBS)
4,403,405 shares (cost $56,679,217)	56,055,344
Forty Portfolio: Service Shares (JACAS)
3,636,111 shares (cost $125,673,399)	137,590,423
Global Technology Portfolio: Service Shares (JAGTS)
10,611,843 shares (cost $94,582,173)	122,672,906
Overseas Portfolio: Service Shares (JAIGS)
1,482,020 shares (cost $47,432,223)	45,557,286
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2,056,676 shares (cost $39,350,992)	48,516,980
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
1,629,418 shares (cost $27,538,806)	27,146,104
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
338,240 shares (cost $5,728,508)	6,216,852
New Discovery Series - Service Class (MNDSC)
2,054,274 shares (cost $33,386,664)	38,147,871
Utilities Series - Service Class (MVUSC)
6,323 shares (cost $191,625)	183,228
Value Series - Service Class (MVFSC)
20,562,707 shares (cost $305,935,662)	422,563,623
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
10,770,142 shares (cost $227,630,045)	299,409,948

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
1,685,920 shares (cost $13,008,520)	13,234,472
Core Plus Fixed Income Portfolio - Class I (MSVFI)
221,905 shares (cost $2,374,275)	2,436,516
Core Plus Fixed Income Portfolio - Class II (MSVF2)
964,138 shares (cost $10,111,237)	10,547,665
Emerging Markets Debt Portfolio - Class I (MSEM)
216,094 shares (cost $1,655,554)	1,746,038
Emerging Markets Debt Portfolio - Class II (MSEMB)
87,185 shares (cost $703,863)	699,224
Global Real Estate Portfolio - Class II (VKVGR2)
19,480 shares (cost $204,018)	216,037
U.S. Real Estate Portfolio - Class I (MSVRE)
1,225 shares (cost $19,077)	26,612
U.S. Real Estate Portfolio - Class II (MSVREB)
124 shares (cost $1,957)	2,685
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
24,250,269 shares (cost $239,345,891)	269,662,991
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
129,371,762 shares (cost $1,310,622,829)	1,499,418,724
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,650,622 shares (cost $41,691,587)	44,583,457
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,131,435 shares (cost $178,958,276)	185,783,655
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
251,862,592 shares (cost $4,704,490,053)	6,679,395,950
American Funds NVIT Bond Fund - Class II (GVABD2)
244,292,220 shares (cost $2,766,115,228)	2,809,360,532
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
10,406,651 shares (cost $279,470,328)	329,890,836
American Funds NVIT Growth Fund - Class II (GVAGR2)
6,559,679 shares (cost $445,700,887)	575,808,606
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
54,930,658 shares (cost $2,556,905,313)	3,074,468,902
Federated NVIT High Income Bond Fund - Class I (HIBF)
9,958,898 shares (cost $63,936,296)	65,629,136
NVIT Emerging Markets Fund - Class I (GEM)
806,768 shares (cost $9,259,667)	11,036,581
NVIT Emerging Markets Fund - Class II (GEM2)
5,042,971 shares (cost $57,347,514)	68,130,535
NVIT International Equity Fund - Class I (GIG)
1,540,170 shares (cost $16,390,301)	18,189,404
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
4,506,940 shares (cost $45,723,977)	52,776,268
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,600,235 shares (cost $59,580,018)	77,948,771
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,440,167 shares (cost $35,146,541)	40,146,750
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
156,433 shares (cost $2,201,059)	2,205,702
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
8,507,531 shares (cost $99,725,435)	119,786,037
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
7,233,901 shares (cost $74,512,752)	73,930,463
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
201,813,373 shares (cost $2,160,527,005)	2,286,545,515
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
252,165,848 shares (cost $2,615,688,309)	2,776,345,988
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
68,568,614 shares (cost $721,746,236)	696,657,115
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
247,822,900 shares (cost $2,608,687,363)	2,738,443,050
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
37,645,687 shares (cost $374,540,394)	369,304,192

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
75,278,283 shares (cost $807,522,013)	819,027,714
NVIT Core Bond Fund - Class I (NVCBD1)
320,679 shares (cost $3,506,525)	3,463,334
NVIT Core Bond Fund - Class II (NVCBD2)
9,282,110 shares (cost $101,514,943)	99,875,500
NVIT Core Plus Bond Fund - Class II (NVLCP2)
6,236,600 shares (cost $71,176,486)	70,161,753
NVIT Nationwide Fund - Class I (TRF)
6,748,723 shares (cost $68,398,427)	128,968,091
NVIT Nationwide Fund - Class II (TRF2)
5,889,100 shares (cost $59,049,053)	112,128,469
NVIT Government Bond Fund - Class I (GBF)
18,893,204 shares (cost $210,224,458)	202,346,215
NVIT International Index Fund - Class II (GVIX2)
131,425 shares (cost $1,243,377)	1,362,881
NVIT International Index Fund - Class VIII (GVIX8)
7,861,167 shares (cost $73,156,241)	81,205,859
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
13,717,287 shares (cost $141,756,841)	186,555,098
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
99,460,943 shares (cost $1,412,954,004)	1,602,315,797
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
83,547,350 shares (cost $1,279,167,461)	1,551,474,281
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
66,321,915 shares (cost $684,172,530)	668,524,904
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
186,067,988 shares (cost $2,096,114,940)	2,422,605,209
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
59,004,982 shares (cost $617,032,537)	832,560,301
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,445,658 shares (cost $755,441,432)	812,337,126
NVIT Mid Cap Index Fund - Class I (MCIF)
9,273,130 shares (cost $208,612,740)	241,286,836
NVIT Money Market Fund - Class I (SAM)
518,254,091 shares (cost $518,254,091)	518,254,091
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,080,095 shares (cost $24,330,962)	25,023,543
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
9,382,135 shares (cost $89,088,039)	112,585,620
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
275,194 shares (cost $3,005,354)	3,175,733
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,169,733 shares (cost $53,004,434)	59,296,841
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
701,763 shares (cost $8,617,976)	9,550,996
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
8,975,800 shares (cost $101,318,280)	121,083,544
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
395,656 shares (cost $4,189,479)	4,296,821
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
8,216,193 shares (cost $86,344,483)	88,652,723
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
14,503,489 shares (cost $144,539,250)	178,392,917
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
10,704,657 shares (cost $122,177,096)	126,529,049
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
59,824 shares (cost $640,525)	676,012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
24,438,643 shares (cost $261,583,146)	277,378,595
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
333,502 shares (cost $6,043,747)	6,439,923
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,924,147 shares (cost $33,133,403)	34,769,342

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,073,431 shares (cost $24,942,822)	31,806,428
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,845,510 shares (cost $40,348,529)	42,568,831
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,110,934 shares (cost $56,825,751)	70,431,546
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,149,074 shares (cost $43,197,237)	46,140,624
NVIT Multi-Sector Bond Fund - Class I (MSBF)
26,431,634 shares (cost $242,339,835)	244,756,928
NVIT Short Term Bond Fund - Class II (NVSTB2)
13,728,236 shares (cost $142,788,753)	140,439,858
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,144,163 shares (cost $328,263,090)	376,757,123
NVIT Large Cap Growth Fund - Class II (NVOLG2)
14,495,838 shares (cost $258,737,622)	283,538,582
Templeton NVIT International Value Fund - Class III (NVTIV3)
16,769,474 shares (cost $195,031,772)	214,313,876
Invesco NVIT Comstock Value Fund - Class I (EIF)
53,931 shares (cost $1,014,197)	1,084,015
Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,459,771 shares (cost $141,507,275)	208,881,633
NVIT Real Estate Fund - Class I (NVRE1)
7,286,430 shares (cost $55,567,486)	47,070,336
NVIT Real Estate Fund - Class II (NVRE2)
14,546,817 shares (cost $107,162,826)	92,808,690
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
691,830 shares (cost $7,968,935)	8,938,438
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
768,535 shares (cost $9,428,059)	10,290,681
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
110,711,458 shares (cost $1,174,357,197)	1,251,039,479
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
53,670,833 shares (cost $567,191,712)	593,599,418
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
84,856,446 shares (cost $903,692,325)	1,019,974,485
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
39,665,376 shares (cost $420,700,798)	461,308,322
NVIT Small Cap Index Fund - Class II (NVSIX2)
6,441,895 shares (cost $82,351,221)	87,158,841
NVIT S&P 500 Index Fund - Class II (GVEX2)
35,318,638 shares (cost $519,372,567)	616,663,412
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
19,464,123 shares (cost $188,828,681)	216,246,404
Short Duration Bond Portfolio - I Class Shares (AMTB)
7,833,929 shares (cost $84,398,329)	81,942,897
Guardian Portfolio - I Class Shares (AMGP)
1 shares (cost $10)	10
International Portfolio - S Class Shares (AMINS)
18,210 shares (cost $222,244)	248,200
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
518 shares (cost $13,080)	14,402
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
128,782 shares (cost $2,892,387)	3,318,720
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
872 shares (cost $10,121)	14,564
Socially Responsive Portfolio - I Class Shares (AMSRS)
748,562 shares (cost $13,993,822)	19,170,676
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
959,448 shares (cost $11,011,180)	11,532,570
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
889,927 shares (cost $10,497,409)	11,186,384
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
678,486 shares (cost $8,124,528)	8,535,359

International Growth Fund/VA - Service Shares (OVIGS)
21,069,654 shares (cost $50,308,779)	56,888,065
Capital Income Fund/VA - Non-Service Shares (OVMS)
1,758,257 shares (cost $24,785,090)	27,991,450
Core Bond Fund/VA - Non-Service Shares (OVB)
2,411,860 shares (cost $18,756,637)	18,884,860
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,192,831 shares (cost $112,023,926)	151,404,037
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,753,385 shares (cost $109,346,025)	129,078,690
International Growth Fund/VA - Non-Service Shares (OVIG)
459,391 shares (cost $1,081,536)	1,189,823
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
382,494 shares (cost $10,620,487)	12,335,416
Main Street Fund(R)/VA - Service Class (OVGIS)
6,381,606 shares (cost $155,194,742)	203,637,033
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
271,704 shares (cost $6,498,771)	7,007,245
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,038,526 shares (cost $96,924,098)	102,659,328
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
125,670 shares (cost $9,118,093)	10,582,636
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
345,236 shares (cost $1,754,294)	1,771,059
Global Strategic Income Fund/VA - Service Shares (OVSBS)
1,518,847 shares (cost $8,162,886)	8,004,326
All Asset Portfolio - Advisor Class (PMVAAD)
4,325,300 shares (cost $47,077,049)	47,448,542
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,664,223 shares (cost $17,299,225)	17,757,264
Low Duration Portfolio - Advisor Class (PMVLAD)
40,203,908 shares (cost $422,360,887)	411,688,014
Total Return Portfolio - Advisor Class (PMVTRD)
32,375,523 shares (cost $362,204,021)	354,188,220
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
13,189 shares (cost $124,596)	95,488
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
942,915 shares (cost $12,089,781)	12,389,900
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
17,382 shares (cost $132,749)	136,798
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2,380,138 shares (cost $24,618,913)	24,682,026
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
12,524 shares (cost $137,304)	135,137
Real Return Portfolio - Advisor Class (PMVRA)
13,942 shares (cost $172,419)	173,163
Structured Small Cap Equity Fund - Service Shares (GVSSCS)
43,936 shares (cost $615,887)	595,329
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
830,184 shares (cost $9,592,785)	10,335,787
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
1,462 shares (cost $13,422)	12,921
VT Equity Income Fund: Class IB (PVEIB)
71,051 shares (cost $1,702,972)	1,896,345
VT Growth Opportunities Fund: Class IB (PVGOB)
166,438 shares (cost $1,367,865)	1,659,386
VT International Equity Fund: Class IB (PVTIGB)
326,824 shares (cost $4,421,329)	4,984,060
Small-Cap Portfolio - Investment Class (ROCSC)
43,198 shares (cost $437,859)	379,276
Variable Fund - Multi-Hedge Strategies (RVARS)
656,700 shares (cost $15,581,732)	16,305,851
Blue Chip Growth Portfolio - II (TRBCG2)
0 shares (cost $8)	9

Health Sciences Portfolio - II (TRHS2)
6,278,541 shares (cost $236,109,774)	255,724,972
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,399,802 shares (cost $29,870,827)	32,013,481
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
829,508 shares (cost $8,391,019)	7,382,622
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,343,113 shares (cost $17,316,356)	20,992,854
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
752,575 shares (cost $22,511,507)	17,858,606
Diversified Stock Fund Class A Shares (VYDS)
12,853 shares (cost $133,680)	191,641
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,815,657 shares (cost $9,612,819)	10,268,084
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
372,549 shares (cost $1,981,872)	2,069,212
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
947,936 shares (cost $5,037,696)	5,480,399
Variable Insurance Portfolios - Asset Strategy (WRASP)
18,840,854 shares (cost $204,400,058)	176,497,351
Variable Insurance Portfolios - High Income (WRHIP)
25,470,005 shares (cost $91,959,386)	92,644,595
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,999,906 shares (cost $70,727,687)	81,261,910
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
1,712 shares (cost $7,728)	8,836
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
351,180 shares (cost $1,756,235)	1,811,529
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,158,058 shares (cost $27,876,950)	27,829,786
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
8,995,966 shares (cost $50,069,709)	50,256,864
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,233,802 shares (cost $6,694,790)	6,562,097
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
1,393 shares (cost $32,039)	44,220
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,240 shares (cost $212,443)	277,925
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,339,937 shares (cost $77,785,434)	84,900,562
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)
785 shares (cost $19,601)	21,919

Total Investments	$54,200,970,775

Accounts Receivable - VP International Fund - Class I (ACVI)	67
Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	131,475
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	385,850
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	818
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	93
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	1,024
Accounts Receivable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,499
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,899
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	211
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	10
Accounts Receivable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	26
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	239
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(2,221)
Accounts Payable - U.S. Real Estate Portfolio - Class II (MSVREB)	(2)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(4,576)
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(2,575)
Accounts Payable - Guardian Portfolio - I Class Shares (AMGP)	(10)

Accounts Payable - Low Duration Portfolio - Advisor Class (PMVLAD)	(10,429)
Accounts Payable - Total Return Portfolio - Advisor Class (PMVTRD)	(15,464)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(1,518)
Accounts Payable - Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	(864)
Accounts Payable - Blue Chip Growth Portfolio - II (TRBCG2)	(9)
Accounts Payable - Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(3)
Other Accounts Payable	(5,863)

$54,201,450,452

Contract Owners’ Equity:
Accumulation units	54,190,870,082
Contracts in payout (annuitization) period (note 1f)	10,580,370

Total Contract Owners’ Equity (note 5)	$54,201,450,452

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	HVSIT	ALMCS	ALVBWB	ALVGIB	ALVDAA	ALVDAB	ALVSVA
Reinvested dividends	$767,251,426	112,848	-	8,811	57,292	1,015	308,528	3,760
Mortality and expense risk charges (note 2)	(768,708,337)	(318,856)	(3,200)	(1,924)	(69,804)	(315)	(325,876)	(3,977)

Net investment income (loss)	(1,456,911)	(206,008)	(3,200)	6,887	(12,512)	700	(17,348)	(217)

Realized gain (loss) on investments	720,715,501	(1,681,715)	1,335	(19,918)	514,117	586	247,258	(6,575)
Change in unrealized gain (loss) on investments	3,687,801,202	2,377,022	68,609	77,828	(173,539)	5,896	1,831,295	67,433

Net gain (loss) on investments	4,408,516,703	695,307	69,944	57,910	340,578	6,482	2,078,553	60,858

Reinvested capital gains	1,849,952,351	2,522,637	8,801	4,010	396,884	-	-	40,438

Net increase (decrease) in contract owners’ equity resulting from operations	$6,257,012,143	3,011,936	75,545	68,807	724,950	7,182	2,061,205	101,079

Investment Activity:	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2
Reinvested dividends	$261,592	485	27,705	452,582	-	335,715	74,783	5,924,045
Mortality and expense risk charges (note 2)	(1,731,118)	(70)	(3,443)	(392,021)	(392)	(189,070)	(49,095)	(3,429,307)

Net investment income (loss)	(1,469,526)	415	24,262	60,561	(392)	146,645	25,688	2,494,738

Realized gain (loss) on investments	2,947,793	374	(1,900)	637,044	293	1,228,587	167,302	(3,056,072)
Change in unrealized gain (loss) on investments	4,683,968	(839)	5,372	1,665,289	4,111	762,937	330,033	5,311,553

Net gain (loss) on investments	7,631,761	(465)	3,472	2,302,333	4,404	1,991,524	497,335	2,255,481

Reinvested capital gains	5,325,261	-	-	1,097,174	7,322	332,631	83,500	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,487,496	(50)	27,734	3,460,068	11,334	2,470,800	606,523	4,750,219

Investment Activity:	ACVI	ACVMV1	ACVMV2	AFGF	AFHY	AVPAP2	AFGC	BRVHY3
Reinvested dividends	$57	206,340	2,449,329	78,181	52,550	6,044,825	10,764	1,303,960
Mortality and expense risk charges (note 2)	(105)	(167,878)	(2,807,284)	(151,663)	(11,047)	(12,139,302)	(9,140)	(405,845)

Net investment income (loss)	(48)	38,462	(357,955)	(73,482)	41,503	(6,094,477)	1,624	898,115

Realized gain (loss) on investments	17	694,245	12,212,707	801,472	292	8,009,903	983	646,520
Change in unrealized gain (loss) on investments	1,606	283,818	984,622	923,555	6,677	86,410,075	1,043	(395,002)

Net gain (loss) on investments	1,623	978,063	13,197,329	1,725,027	6,969	94,419,978	2,026	251,518

Reinvested capital gains	-	283,556	3,531,935	1,125,386	-	7,435,135	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,575	1,300,081	16,371,309	2,776,931	48,472	95,760,636	3,650	1,149,633

Investment Activity:	BRVTR3	BRVED3	MLVGA3	CHSMM	CLVHY2	DWVVLS	DWVSVS	DVMCSS
Reinvested dividends	$4,634,433	3,484,366	4,678,179	27,573	6,244	14,156	382,781	272,768
Mortality and expense risk charges (note 2)	(2,997,906)	(3,253,568)	(6,111,797)	(56,462)	(7,339)	(5,348)	(981,909)	(522,616)

Net investment income (loss)	1,636,527	230,798	(1,433,618)	(28,889)	(1,095)	8,808	(599,128)	(249,848)

Realized gain (loss) on investments	15,150	2,442,632	(1,239,742)	-	(3,272)	9,162	332,332	(562,654)
Change in unrealized gain (loss) on investments	1,442,049	16,016,638	39,393,065	-	9,236	117,206	3,718,699	4,388,443

Net gain (loss) on investments	1,457,199	18,459,270	38,153,323	-	5,964	126,368	4,051,031	3,825,789

Reinvested capital gains	-	12,195,132	4,317,965	-	-	32,955	2,039,549	500,330

Net increase (decrease) in contract owners’ equity resulting from operations	$3,093,726	30,885,200	41,037,670	(28,889)	4,869	168,131	5,491,452	4,076,271

Investment Activity:	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS	DGI
Reinvested dividends	$555,341	3,822,619	2,081,961	446,753	332,366	1,093,217	-	99,296
Mortality and expense risk charges (note 2)	(1,188,834)	(2,993,962)	(2,107,181)	(509,137)	(329,677)	(1,543,365)	(11,638)	(177,936)

Net investment income (loss)	(633,493)	828,657	(25,220)	(62,384)	2,689	(450,148)	(11,638)	(78,640)

Realized gain (loss) on investments	8,083,550	11,106,816	9,908,673	2,271,253	450,783	1,553,433	17,796	487,336
Change in unrealized gain (loss) on investments	(2,914,595)	23,609,744	12,238,057	208,497	2,019,971	8,044,569	168,356	1,246,440

Net gain (loss) on investments	5,168,955	34,716,560	22,146,730	2,479,750	2,470,754	9,598,002	186,152	1,733,776

Reinvested capital gains	3,634,362	5,377,670	3,445,090	2,568,222	3,215,408	13,373,262	9,603	587,668

Net increase (decrease) in contract owners’ equity resulting from operations	$8,169,824	40,922,887	25,566,600	4,985,588	5,688,851	22,521,116	184,117	2,242,804

Investment Activity:	ETVFR	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$1,677,405	8,090	202,857	556,400	5,097,516	75,308	2,370,571	1,885,709
Mortality and expense risk charges (note 2)	(816,686)	(9,002)	(81,937)	(280,834)	(4,074,964)	(86,674)	(618,096)	(1,364,329)

Net investment income (loss)	860,719	(912)	120,920	275,566	1,022,552	(11,366)	1,752,475	521,380

Realized gain (loss) on investments	267,561	(9,577)	(24,488)	14,125	(5,348,009)	408,437	976,071	19,791
Change in unrealized gain (loss) on investments	(228,945)	62,948	66,683	130,889	30,975,742	(873,156)	(217,959)	178,325

Net gain (loss) on investments	38,616	53,371	42,195	145,014	25,627,733	(464,719)	758,112	198,116

Reinvested capital gains	-	-	-	-	6,368,540	1,465,167	-	11,536,360

Net increase (decrease) in contract owners’ equity resulting from operations	$899,335	52,459	163,115	420,580	33,018,825	989,082	2,510,587	12,255,856

Investment Activity:	FB2	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S
Reinvested dividends	$3,342,878	1,200,344	4,515,684	68,776	3,226,798	130,002	5,732,109	165,056
Mortality and expense risk charges (note 2)	(2,984,712)	(1,381,619)	(4,726,086)	(63,506)	(3,644,901)	(123,801)	(6,692,943)	(155,366)

Net investment income (loss)	358,166	(181,275)	(210,402)	5,270	(418,103)	6,201	(960,834)	9,690

Realized gain (loss) on investments	388,960	(3,517,049)	12,579,307	98,092	5,156,643	502,981	13,129,921	242,883
Change in unrealized gain (loss) on investments	20,629,995	(1,860,143)	12,745,746	320,905	16,141,894	545,844	37,267,157	1,397,908

Net gain (loss) on investments	21,018,955	(5,377,192)	25,325,053	418,997	21,298,537	1,048,825	50,397,078	1,640,791

Reinvested capital gains	5,165,714	44,293	6,420,169	98,562	5,002,048	269,572	12,796,145	413,331

Net increase (decrease) in contract owners’ equity resulting from operations	$26,542,835	(5,514,174)	31,534,820	522,829	25,882,482	1,324,598	62,232,389	2,063,812

Investment Activity:	FF30S2	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2
Reinvested dividends	$766,092	2,552,065	794,771	250,696	325,053	12,321,312	113,317	1,335,651
Mortality and expense risk charges (note 2)	(1,070,189)	(2,535,233)	(4,848,128)	(5,089,014)	(188,021)	(7,343,220)	(243,226)	(4,247,856)

Net investment income (loss)	(304,097)	16,832	(4,053,357)	(4,838,318)	137,032	4,978,092	(129,909)	(2,912,205)

Realized gain (loss) on investments	1,684,923	1,362,102	24,376,628	15,874,492	(38,443)	49,840	140,206	12,851,196
Change in unrealized gain (loss) on investments	7,374,038	22,152,210	56,782,685	53,907,843	228,369	4,531,188	2,398,325	24,638,560

Net gain (loss) on investments	9,058,961	23,514,312	81,159,313	69,782,335	189,926	4,581,028	2,538,531	37,489,756

Reinvested capital gains	2,291,086	3,537,375	26,274,071	22,095,764	64,864	1,966,219	857,988	12,883,237

Net increase (decrease) in contract owners’ equity resulting from operations	$11,045,950	27,068,519	103,380,027	87,039,781	391,822	11,525,339	3,266,610	47,460,788

Investment Activity:	FOP	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2
Reinvested dividends	$797,610	1,132,426	62,313	26,934	11,090,368	562,877	508,032	17,620
Mortality and expense risk charges (note 2)	(752,052)	(1,436,045)	(60,014)	(10,015)	(4,352,591)	(540,978)	(1,459,562)	(4,399)

Net investment income (loss)	45,558	(303,619)	2,299	16,919	6,737,777	21,899	(951,530)	13,221

Realized gain (loss) on investments	(798,318)	(48,565)	253,203	(2,235)	2,843,926	2,026,164	5,990,183	(11,915)
Change in unrealized gain (loss) on investments	14,803,954	22,550,842	(620,051)	(27,332)	10,641,248	3,006,154	(3,641,855)	17,905

Net gain (loss) on investments	14,005,636	22,502,277	(366,848)	(29,567)	13,485,174	5,032,318	2,348,328	5,990

Reinvested capital gains	52,068	88,127	1,105,620	47,857	-	1,340,716	6,948,289	56,102

Net increase (decrease) in contract owners’ equity resulting from operations	$14,103,262	22,286,785	741,071	35,209	20,222,951	6,394,933	8,345,087	75,313

Investment Activity:	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	ACEG2	IVMCC2	IVKMG2
Reinvested dividends	$129,506	1,007,363	-	2,685,224	12,024	-	47,693	-
Mortality and expense risk charges (note 2)	(188,299)	(579,557)	(1,869,670)	(1,667,423)	(2,262)	(77,944)	(254,745)	(258,710)

Net investment income (loss)	(58,793)	427,806	(1,869,670)	1,017,801	9,762	(77,944)	(207,052)	(258,710)

Realized gain (loss) on investments	(281,905)	(1,521,452)	(1,282,898)	986,395	(21,514)	220,063	(173,851)	1,071,689
Change in unrealized gain (loss) on investments	4,379,801	6,576,105	3,171,964	3,266,244	31,023	520,246	1,885,366	1,250,082

Net gain (loss) on investments	4,097,896	5,054,653	1,889,066	4,252,639	9,509	740,309	1,711,515	2,321,771

Reinvested capital gains	-	-	382,081	4,139,331	-	451,115	313,986	1,104,380

Net increase (decrease) in contract owners’ equity resulting from operations	$4,039,103	5,482,459	401,477	9,409,771	19,271	1,113,480	1,818,449	3,167,441

Investment Activity:	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS
Reinvested dividends	$6,505	117,122	132,896	1,959	1,372,474	-	429,515	712,895
Mortality and expense risk charges (note 2)	(808)	(191,842)	(118,799)	(1,839)	(818,968)	(2,006,332)	(1,591,195)	(682,122)

Net investment income (loss)	5,697	(74,720)	14,097	120	553,506	(2,006,332)	(1,161,680)	30,773

Realized gain (loss) on investments	(4,996)	476,581	198,911	(2,111)	(38,309)	(4,863,896)	3,665,166	(2,351,849)
Change in unrealized gain (loss) on investments	6,540	623,099	1,257,601	71,399	375,779	32,403,045	24,926,432	13,519,548

Net gain (loss) on investments	1,544	1,099,680	1,456,512	69,288	337,470	27,539,149	28,591,598	11,167,699

Reinvested capital gains	8,821	653,180	18,437	22,780	-	7,622,810	5,498,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,062	1,678,140	1,489,046	92,188	890,976	33,155,627	32,928,080	11,198,472

Investment Activity:	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC	MVFSC	MVIVSC	MSGI2
Reinvested dividends	$776,669	634,628	25,071	-	6,790	6,980,770	3,529,171	282,037
Mortality and expense risk charges (note 2)	(670,349)	(292,879)	(91,696)	(484,938)	(865)	(6,280,562)	(4,171,565)	(195,657)

Net investment income (loss)	106,320	341,749	(66,625)	(484,938)	5,925	700,208	(642,394)	86,380

Realized gain (loss) on investments	658,270	(82,561)	(72,057)	(784,578)	(5,532)	24,622,547	8,494,585	(5,832)
Change in unrealized gain (loss) on investments	8,272,544	118,343	1,250,513	7,124,208	20,168	17,306,027	50,158,403	481,092

Net gain (loss) on investments	8,930,814	35,782	1,178,456	6,339,630	14,636	41,928,574	58,652,988	475,260

Reinvested capital gains	-	-	313,256	605,596	-	16,169,518	257,308	613,659

Net increase (decrease) in contract owners’ equity resulting from operations	$9,037,134	377,531	1,425,087	6,460,288	20,561	58,798,300	58,267,902	1,175,299

Investment Activity:	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	NAMGI2
Reinvested dividends	$75,750	308,936	95,518	35,611	6,084	379	38	2,343,532
Mortality and expense risk charges (note 2)	(31,039)	(158,258)	(23,708)	(6,483)	(4,120)	(374)	(39)	(2,853,031)

Net investment income (loss)	44,711	150,678	71,810	29,128	1,964	5	(1)	(509,499)

Realized gain (loss) on investments	12,957	108,367	14,938	18,903	6,512	1,274	155	(20,023)
Change in unrealized gain (loss) on investments	54,664	194,022	55,417	1,970	12,002	(939)	(114)	36,356,376

Net gain (loss) on investments	67,621	302,389	70,355	20,873	18,514	335	41	36,336,353

Reinvested capital gains	-	-	-	-	-	-	-	250,869

Net increase (decrease) in contract owners’ equity resulting from operations	$112,332	453,067	142,165	50,001	20,478	340	40	36,077,723

Investment Activity:	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$26,047,013	740,258	2,822,029	70,461,426	32,885,154	2,154,111	1,600,264	39,547,295
Mortality and expense risk charges (note 2)	(18,502,744)	(605,351)	(2,777,947)	(95,626,349)	(38,312,624)	(4,677,353)	(8,124,370)	(42,094,546)

Net investment income (loss)	7,544,269	134,907	44,082	(25,164,923)	(5,427,470)	(2,523,242)	(6,524,106)	(2,547,251)

Realized gain (loss) on investments	597,454	1,156,720	4,221,995	63,719,828	1,421,598	11,564,938	19,500,576	94,071,612
Change in unrealized gain (loss) on investments	154,968,774	181,811	983,664	652,513,562	38,417,907	41,874,751	63,546,186	145,223,909

Net gain (loss) on investments	155,566,228	1,338,531	5,205,659	716,233,390	39,839,505	53,439,689	83,046,762	239,295,521

Reinvested capital gains	15,239,276	1,628,404	6,830,745	141,948,822	7,435,690	24,035,364	39,086,580	279,886,157

Net increase (decrease) in contract owners’ equity resulting from operations	$178,349,773	3,101,842	12,080,486	833,017,289	41,847,725	74,951,811	115,609,236	516,634,427

Investment Activity:	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$3,648,008	129,437	535,822	298,456	701,706	385,223	171,114	12,671
Mortality and expense risk charges (note 2)	(1,103,091)	(121,794)	(906,550)	(232,552)	(722,105)	(993,487)	(485,510)	(27,773)

Net investment income (loss)	2,544,917	7,643	(370,728)	65,904	(20,399)	(608,264)	(314,396)	(15,102)

Realized gain (loss) on investments	1,563,385	102,492	267,624	62,608	1,174,413	2,945,968	490,052	(28,673)
Change in unrealized gain (loss) on investments	(594,278)	2,925,748	17,812,475	3,854,846	8,773,063	11,646,608	5,592,992	193,467

Net gain (loss) on investments	969,107	3,028,240	18,080,099	3,917,454	9,947,476	14,592,576	6,083,044	164,794

Reinvested capital gains	-	-	-	-	-	1,527,858	677,596	185,986

Net increase (decrease) in contract owners’ equity resulting from operations	$3,514,024	3,035,883	17,709,371	3,983,358	9,927,077	15,512,170	6,446,244	335,678

Investment Activity:	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2
Reinvested dividends	$618,041	884,521	41,564,050	43,957,624	14,482,452	47,121,053	5,284,143	15,475,585
Mortality and expense risk charges (note 2)	(1,792,337)	(1,202,270)	(32,937,647)	(40,660,410)	(10,724,729)	(40,407,153)	(5,642,312)	(12,200,233)

Net investment income (loss)	(1,174,296)	(317,749)	8,626,403	3,297,214	3,757,723	6,713,900	(358,169)	3,275,352

Realized gain (loss) on investments	10,258,748	1,248,950	39,859,951	41,841,224	(1,642,979)	39,684,833	3,453,611	8,115,646
Change in unrealized gain (loss) on investments	(1,435,730)	5,738,071	68,628,464	135,953,914	16,586,935	103,001,685	23,396,173	20,510,203

Net gain (loss) on investments	8,823,018	6,987,021	108,488,415	177,795,138	14,943,956	142,686,518	26,849,784	28,625,849

Reinvested capital gains	10,582,509	4,858,858	104,446,870	176,519,613	14,653,561	162,989,937	27,965,620	33,317,810

Net increase (decrease) in contract owners’ equity resulting from operations	$18,231,231	11,528,130	221,561,688	357,611,965	33,355,240	312,390,355	54,457,235	65,219,011

Investment Activity:	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8
Reinvested dividends	$102,490	2,990,930	1,638,540	1,246,393	826,472	4,408,916	31,084	1,873,866
Mortality and expense risk charges (note 2)	(46,248)	(1,538,672)	(1,048,962)	(1,634,262)	(1,660,900)	(3,110,568)	(4,767)	(1,066,569)

Net investment income (loss)	56,242	1,452,258	589,578	(387,869)	(834,428)	1,298,348	26,317	807,297

Realized gain (loss) on investments	(17,267)	184,667	(430,054)	3,171,918	15,022,062	(3,952,023)	18,714	1,303,617
Change in unrealized gain (loss) on investments	64,944	1,026,816	1,350,537	18,811,471	4,652,507	4,016,670	137,198	11,336,940

Net gain (loss) on investments	47,677	1,211,483	920,483	21,983,389	19,674,569	64,647	155,912	12,640,557

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,919	2,663,741	1,510,061	21,595,520	18,840,141	1,362,995	182,229	13,447,854

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$2,750,539	28,580,413	25,063,765	12,907,876	41,517,947	13,083,654	14,867,600	2,462,828
Mortality and expense risk charges (note 2)	(2,957,139)	(22,714,344)	(22,425,029)	(10,163,749)	(35,724,825)	(12,251,526)	(12,096,084)	(3,373,349)

Net investment income (loss)	(206,600)	5,866,069	2,638,736	2,744,127	5,793,122	832,128	2,771,516	(910,521)

Realized gain (loss) on investments	7,814,835	18,577,696	33,710,891	(93,569)	17,321,998	16,014,926	966,137	8,142,863
Change in unrealized gain (loss) on investments	6,920,957	79,545,096	94,874,082	10,797,435	90,438,625	46,423,546	22,037,547	8,504,743

Net gain (loss) on investments	14,735,792	98,122,792	128,584,973	10,703,866	107,760,623	62,438,472	23,003,684	16,647,606

Reinvested capital gains	13,088,003	37,319,326	55,312,340	14,022,699	141,481,794	52,403,736	34,166,181	13,368,103

Net increase (decrease) in contract owners’ equity resulting from operations	$27,617,195	141,308,187	186,536,049	27,470,692	255,035,539	115,674,336	59,941,381	29,105,188

Investment Activity:	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$2,212,069	295,252	1,070,665	82,268	1,383,138	31,295	112,837	61,041
Mortality and expense risk charges (note 2)	(7,909,086)	(322,123)	(1,706,526)	(40,927)	(872,010)	(120,225)	(1,763,869)	(56,202)

Net investment income (loss)	(5,697,017)	(26,871)	(635,861)	41,341	511,128	(88,930)	(1,651,032)	4,839

Realized gain (loss) on investments	-	(302,268)	5,627,863	(41,839)	(787,169)	257,247	5,950,549	(120,460)
Change in unrealized gain (loss) on investments	-	5,523,835	18,817,170	594,117	11,079,223	1,730,187	18,675,297	402,275

Net gain (loss) on investments	-	5,221,567	24,445,033	552,278	10,292,054	1,987,434	24,625,846	281,815

Reinvested capital gains	-	-	-	-	-	384,425	4,906,145	220,169

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,697,017)	5,194,696	23,809,172	593,619	10,803,182	2,282,929	27,880,959	506,823

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$968,460	-	-	8,233	3,026,779	-	-	157,909
Mortality and expense risk charges (note 2)	(1,271,842)	(2,237,464)	(1,754,222)	(2,553)	(3,859,299)	(77,350)	(500,876)	(417,586)

Net investment income (loss)	(303,382)	(2,237,464)	(1,754,222)	5,680	(832,520)	(77,350)	(500,876)	(259,677)

Realized gain (loss) on investments	(184,050)	7,328,335	1,058,426	(4,603)	7,053,790	(362,488)	(1,420,987)	1,424,140
Change in unrealized gain (loss) on investments	6,406,173	25,532,149	20,517,595	41,305	11,583,847	1,632,695	8,098,689	(356,694)

Net gain (loss) on investments	6,222,123	32,860,484	21,576,021	36,702	18,637,637	1,270,207	6,677,702	1,067,446

Reinvested capital gains	4,199,587	8,469,406	6,080,142	33,050	14,016,904	46,948	260,704	1,490,780

Net increase (decrease) in contract owners’ equity resulting from operations	$10,118,328	39,092,426	25,901,941	75,432	31,822,021	1,239,805	6,437,530	2,298,549

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$117,085	-	-	11,348,587	2,340,616	1,695,289	623,688	4,123,731
Mortality and expense risk charges (note 2)	(644,445)	(918,272)	(666,458)	(3,624,882)	(2,181,930)	(4,751,678)	(3,994,441)	(3,211,321)

Net investment income (loss)	(527,360)	(918,272)	(666,458)	7,723,705	158,686	(3,056,389)	(3,370,753)	912,410

Realized gain (loss) on investments	1,086,245	2,763,459	1,932,693	1,219,592	(373,471)	6,966,638	5,946,275	(1,387,498)
Change in unrealized gain (loss) on investments	255,890	1,335,843	437,589	1,856,964	242,531	68,840,000	50,495,293	40,349,225

Net gain (loss) on investments	1,342,135	4,099,302	2,370,282	3,076,556	(130,940)	75,806,638	56,441,568	38,961,727

Reinvested capital gains	1,985,269	4,680,326	3,193,168	-	-	8,565,388	6,339,638	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,800,044	7,861,356	4,896,992	10,800,261	27,746	81,315,637	59,410,453	39,874,137

Investment Activity:	EIF	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2
Reinvested dividends	$19,886	5,388,906	1,031,772	1,837,004	113,190	152,742	19,076,115	9,516,256
Mortality and expense risk charges (note 2)	(1,911)	(2,650,469)	(650,414)	(1,498,106)	(140,608)	(102,837)	(17,107,550)	(8,287,816)

Net investment income (loss)	17,975	2,738,437	381,358	338,898	(27,418)	49,905	1,968,565	1,228,440

Realized gain (loss) on investments	3,520	8,960,328	(3,058,004)	(5,747,339)	30,547	50,211	2,206,702	816,978
Change in unrealized gain (loss) on investments	52,321	14,406,705	4,347,221	7,982,970	751,543	741,508	119,777,312	48,184,895

Net gain (loss) on investments	55,841	23,367,033	1,289,217	2,235,631	782,090	791,719	121,984,014	49,001,873

Reinvested capital gains	-	-	762,632	1,546,375	141,849	92,335	45,837,542	18,193,860

Net increase (decrease) in contract owners’ equity resulting from operations	$73,816	26,105,470	2,433,207	4,120,904	896,521	933,959	169,790,121	68,424,173

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG
Reinvested dividends	$15,927,041	7,680,746	706,594	8,859,598	2,374,758	1,230,095	1,544	-
Mortality and expense risk charges (note 2)	(13,575,778)	(6,371,821)	(1,118,680)	(8,550,516)	(2,563,001)	(1,261,810)	(2,360)	(188)

Net investment income (loss)	2,351,263	1,308,925	(412,086)	309,082	(188,243)	(31,715)	(816)	(188)

Realized gain (loss) on investments	2,385,867	1,743,905	(257,187)	5,816,443	503,612	(407,217)	2,147	211
Change in unrealized gain (loss) on investments	116,160,409	43,109,598	6,379,416	72,015,228	26,345,510	(39,934)	25,059	1,786

Net gain (loss) on investments	118,546,276	44,853,503	6,122,229	77,831,671	26,849,122	(447,151)	27,206	1,997

Reinvested capital gains	9,757,265	4,064,369	2,855,511	13,426,422	-	-	-	175

Net increase (decrease) in contract owners’ equity resulting from operations	$130,654,804	50,226,797	8,565,654	91,567,175	26,660,879	(478,866)	26,390	1,984

Investment Activity:	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4	NOTMG4	OVIGS	OVMS
Reinvested dividends	$-	81	97,388	136,447	135,385	102,519	542,701	565,924
Mortality and expense risk charges (note 2)	(42,627)	(198)	(268,437)	(217,801)	(174,118)	(145,951)	(795,590)	(385,949)

Net investment income (loss)	(42,627)	(117)	(171,049)	(81,354)	(38,733)	(43,432)	(252,889)	179,975

Realized gain (loss) on investments	25,949	274	1,799,817	29,813	(8,039)	(14,720)	576,816	(152,876)
Change in unrealized gain (loss) on investments	533,826	1,012	699,387	954,511	1,556,488	973,713	9,868,542	2,149,575

Net gain (loss) on investments	559,775	1,286	2,499,204	984,324	1,548,449	958,993	10,445,358	1,996,699

Reinvested capital gains	59,030	381	700,941	18,153	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$576,178	1,550	3,029,096	921,123	1,509,716	915,561	10,192,469	2,176,674

Investment Activity:	OVB	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS
Reinvested dividends	$477,881	1,304,427	827,362	10,971	157,808	2,107,067	63,278	640,180
Mortality and expense risk charges (note 2)	(265,133)	(1,866,155)	(1,748,113)	(3,904)	(162,412)	(3,144,061)	(96,001)	(1,554,224)

Net investment income (loss)	212,748	(561,728)	(920,751)	7,067	(4,604)	(1,036,994)	(32,723)	(914,044)

Realized gain (loss) on investments	(834,800)	4,039,985	319,734	5,639	830,392	18,097,169	(124,306)	2,644,829
Change in unrealized gain (loss) on investments	1,255,050	37,978,605	33,761,052	171,863	762,963	7,678,236	634,448	4,278,637

Net gain (loss) on investments	420,250	42,018,590	34,080,786	177,502	1,593,355	25,775,405	510,142	6,923,466

Reinvested capital gains	-	-	-	-	211,724	3,455,936	388,436	5,338,915

Net increase (decrease) in contract owners’ equity resulting from operations	$632,998	41,456,862	33,160,035	184,569	1,800,475	28,194,347	865,855	11,348,337

Investment Activity:	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD
Reinvested dividends	$2,928	44,661	162,757	2,062,770	261,411	5,178,973	6,616,247	9,511
Mortality and expense risk charges (note 2)	(127,859)	(24,930)	(121,371)	(746,123)	(283,213)	(6,307,887)	(5,343,920)	(369)

Net investment income (loss)	(124,931)	19,731	41,386	1,316,647	(21,802)	(1,128,914)	1,272,327	9,142

Realized gain (loss) on investments	575,373	(27,469)	(180,139)	(497,387)	(291,357)	(1,160,077)	(1,128,989)	(1,476)
Change in unrealized gain (loss) on investments	897,749	97,107	501,230	4,150,015	1,832,915	1,178,495	10,516,009	(5,744)

Net gain (loss) on investments	1,473,122	69,638	321,091	3,652,628	1,541,558	18,418	9,387,020	(7,220)

Reinvested capital gains	961,870	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,310,061	89,369	362,477	4,969,275	1,519,756	(1,110,496)	10,659,347	1,922

Investment Activity:	PMVEBD	PMVHYD	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA
Reinvested dividends	$483,096	8,070	281,406	6,338	3,616	1,685	30,199	58
Mortality and expense risk charges (note 2)	(157,832)	(708)	(261,940)	(511)	(693)	(1,559)	(158,514)	(32)

Net investment income (loss)	325,264	7,362	19,466	5,827	2,923	126	(128,315)	26

Realized gain (loss) on investments	5,961	11,381	29,137	770	(4,247)	815	37,273	(1)
Change in unrealized gain (loss) on investments	357,795	(6,966)	76,351	(3,657)	6,441	(26,229)	845,169	(272)

Net gain (loss) on investments	363,756	4,415	105,488	(2,887)	2,194	(25,414)	882,442	(273)

Reinvested capital gains	-	-	-	-	-	62,884	256,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	$689,020	11,777	124,954	2,940	5,117	37,596	1,010,575	(247)

Investment Activity:	PVEIB	PVGOB	PVTIGB	ROCSC	RVARS	TRBCG2	TREI2	TRHS2
Reinvested dividends	$-	1,215	53,137	3,433	-	-	-	-
Mortality and expense risk charges (note 2)	(16,222)	(19,301)	(51,047)	(1,451)	(267,963)	-	-	(3,830,082)

Net investment income (loss)	(16,222)	(18,086)	2,090	1,982	(267,963)	-	-	(3,830,082)

Realized gain (loss) on investments	9,780	44,927	78,678	(15,820)	104,753	91	(2)	8,672,366
Change in unrealized gain (loss) on investments	193,373	284,232	546,077	34,099	480,585	(12)	3	37,018,840

Net gain (loss) on investments	203,153	329,159	624,755	18,279	585,338	79	1	45,691,206

Reinvested capital gains	-	15,659	-	-	-	4	-	10,590,128

Net increase (decrease) in contract owners’ equity resulting from operations	$186,931	326,732	626,845	20,261	317,375	83	1	52,451,252

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	WRPMAV	WRPMCV	WRPMMV
Reinvested dividends	$-	178,479	75,871	-	1,164	49,796	9,363	26,074
Mortality and expense risk charges (note 2)	(539,452)	(102,473)	(244,552)	(253,020)	(2,187)	(45,092)	(8,560)	(26,210)

Net investment income (loss)	(539,452)	76,006	(168,681)	(253,020)	(1,023)	4,704	803	(136)

Realized gain (loss) on investments	2,652,627	(384,033)	425,490	(1,089,868)	10,265	(11,652)	(7,633)	(1,273)
Change in unrealized gain (loss) on investments	(4,423,588)	1,091,016	6,909,610	509,124	26,829	1,196,095	179,561	567,765

Net gain (loss) on investments	(1,770,961)	706,983	7,335,100	(580,744)	37,094	1,184,443	171,928	566,492

Reinvested capital gains	-	-	-	-	2,524	316,533	46,122	153,374

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,310,413)	782,989	7,166,419	(833,764)	38,595	1,505,680	218,853	719,730

Investment Activity:	WRASP	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP
Reinvested dividends	$2,708,428	6,947,867	-	72	19,540	227,653	434,437	54,362
Mortality and expense risk charges (note 2)	(2,966,279)	(1,744,823)	(1,169,705)	(72)	(8,746)	(119,266)	(205,322)	(26,619)

Net investment income (loss)	(257,851)	5,203,044	(1,169,705)	-	10,794	108,387	229,115	27,743

Realized gain (loss) on investments	(8,568,751)	(4,571,604)	594,763	(6,256)	(224,943)	(5,424)	154,405	(45,087)
Change in unrealized gain (loss) on investments	35,405,323	4,411,584	14,491,094	9,242	316,369	2,205,496	4,185,923	479,389

Net gain (loss) on investments	26,836,572	(160,020)	15,085,857	2,986	91,426	2,200,072	4,340,328	434,302

Reinvested capital gains	-	-	2,114,920	555	110,252	1,612,031	3,133,677	315,145

Net increase (decrease) in contract owners’ equity resulting from operations	$26,578,721	5,043,024	16,031,072	3,541	212,472	3,920,490	7,703,120	777,190

Investment Activity:	SVDF	SVOF	WFVSCG	WFVOG2	PVGIB	FTVHI2
Reinvested dividends	$-	1,969	-	2	35,280	328,161
Mortality and expense risk charges (note 2)	(571)	(3,626)	(1,278,557)	(278)	(9,036)	(524)

Net investment income (loss)	(571)	(1,657)	(1,278,557)	(276)	26,244	327,637

Realized gain (loss) on investments	1,027	22,268	(513,503)	(24)	311,218	(318,537)
Change in unrealized gain (loss) on investments	6,955	6,122	16,247,830	5,111	(456,895)	(3,948)

Net gain (loss) on investments	7,982	28,390	15,734,327	5,087	(145,677)	(322,485)

Reinvested capital gains	2,066	23,668	2,229,287	595	194,812	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,477	50,401	16,685,057	5,406	75,379	5,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		HVSIT		ALMCS		ALVBWB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,456,911)	168,755,049	(206,008)	(189,580)	(3,200)	(2,986)	6,887	7,149
Realized gain (loss) on investments	720,715,501	394,387,386	(1,681,715)	(855,877)	1,335	18,565	(19,918)	(2,635)
Change in unrealized gain (loss) on investments	3,687,801,202	(454,599,992)	2,377,022	(2,936,526)	68,609	(17,143)	77,828	(17,974)
Reinvested capital gains	1,849,952,351	2,459,945,835	2,522,637	5,814,485	8,801	-	4,010	34,097

Net increase (decrease) in contract owners’ equity resulting from operations	6,257,012,143	2,568,488,278	3,011,936	1,832,502	75,545	(1,564)	68,807	20,637

Equity transactions:
Purchase payments received from contract owners (note 3)	3,917,861,288	4,310,766,547	117,986	348,032	-	858	-	21,539
Transfers between funds	-	-	(1,604,922)	(798,742)	48,549	(73,261)	(16,976)	(11,987)
Redemptions (note 3)	(3,900,703,326)	(3,392,343,859)	(1,157,382)	(1,013,411)	(2,267)	(11,174)	(110,012)	(10,803)
Annuity benefits	(1,414,936)	(1,316,007)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(435,624,995)	(391,165,311)	(165,617)	(167,418)	-	(7)	(2,990)	(3,545)
Contingent deferred sales charges (note 2)	(16,334,484)	(17,157,826)	(7,488)	(8,459)	-	-	-	-
Adjustments to maintain reserves	(161,438)	(178,385)	(567)	(506)	(3)	8	(16)	-

Net equity transactions	(436,377,891)	508,605,159	(2,817,990)	(1,640,504)	46,279	(83,576)	(129,994)	(4,796)

Net change in contract owners’ equity	5,820,634,252	3,077,093,437	193,946	191,998	121,824	(85,140)	(61,187)	15,841
Contract owners’ equity beginning of period	48,380,816,200	45,303,722,763	21,151,245	20,959,247	254,416	339,556	535,226	519,385

Contract owners’ equity end of period	$54,201,450,452	48,380,816,200	21,345,191	21,151,245	376,240	254,416	474,039	535,226

CHANGES IN UNITS:
Beginning units	3,284,484,208	3,188,288,017	1,272,457	1,378,482	13,340	17,677	40,001	40,380
Units purchased	517,048,459	618,806,965	35,816	92,239	2,165	49	34	1,666
Units redeemed	(488,742,110)	(522,610,774)	(198,179)	(198,264)	(98)	(4,386)	(9,271)	(2,045)

Ending units	3,312,790,557	3,284,484,208	1,110,094	1,272,457	15,407	13,340	30,764	40,001

	ALVGIB		ALVDAA		ALVDAB		ALVSVA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(12,512)	(31,621)	700	325	(17,348)	(240,833)	(217)	122
Realized gain (loss) on investments	514,117	351,813	586	(831)	247,258	112,064	(6,575)	(9,282)
Change in unrealized gain (loss) on investments	(173,539)	(183,613)	5,896	3,683	1,831,295	393,087	67,433	85,016
Reinvested capital gains	396,884	305,098	-	21	-	4,249	40,438	17,789

Net increase (decrease) in contract owners’ equity resulting from operations	724,950	441,677	7,182	3,198	2,061,205	268,567	101,079	93,645

Equity transactions:
Purchase payments received from contract owners (note 3)	33,548	194,304	-	-	211,375	229,154	32,360	161,231
Transfers between funds	(390,738)	(345,482)	349	(38,520)	(1,002,773)	(1,075,058)	64,278	262,267
Redemptions (note 3)	(743,997)	(621,438)	(10,955)	-	(989,636)	(1,228,165)	(64,752)	(31,380)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(358)	(362)	-	-	(492)	(592)	(462)	(313)
Contingent deferred sales charges (note 2)	(27)	(33)	-	-	(4,726)	(17,684)	-	-
Adjustments to maintain reserves	(103)	(162)	(3)	1	(243)	(301)	(7)	(6)

Net equity transactions	(1,101,675)	(773,173)	(10,609)	(38,519)	(1,786,495)	(2,092,646)	31,417	391,799

Net change in contract owners’ equity	(376,725)	(331,496)	(3,427)	(35,321)	274,710	(1,824,079)	132,496	485,444
Contract owners’ equity beginning of period	5,023,652	5,355,148	57,330	92,651	17,765,025	19,589,104	786,301	300,857

Contract owners’ equity end of period	$4,646,927	5,023,652	53,903	57,330	18,039,735	17,765,025	918,797	786,301

CHANGES IN UNITS:
Beginning units	191,288	223,475	5,166	8,584	1,590,436	1,778,946	50,194	23,874
Units purchased	1,629	11,128	40	155	74,614	64,185	7,785	29,639
Units redeemed	(41,728)	(43,315)	(939)	(3,573)	(229,485)	(252,695)	(5,913)	(3,319)

Ending units	151,189	191,288	4,267	5,166	1,435,565	1,590,436	52,066	50,194

	ALVSVB		AAEIP3		ACVIP1		ACVB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,469,526)	(1,195,932)	415	922	24,262	7,251	60,561	75,375
Realized gain (loss) on investments	2,947,793	2,586,967	374	13,717	(1,900)	(4,745)	637,044	18,601
Change in unrealized gain (loss) on investments	4,683,968	13,240,775	(839)	2,007	5,372	10,550	1,665,289	168,467
Reinvested capital gains	5,325,261	5,678,716	-	-	-	3,121	1,097,174	1,367,577

Net increase (decrease) in contract owners’ equity resulting from operations	11,487,496	20,310,526	(50)	16,646	27,734	16,177	3,460,068	1,630,020

Equity transactions:
Purchase payments received from contract owners (note 3)	8,800,049	6,504,690	13,887	8,118	801,625	118,313	310,977	344,647
Transfers between funds	(8,780,721)	(237,280)	169	(14,717)	(13,535)	7,957	227,409	(124,347)
Redemptions (note 3)	(6,896,698)	(5,854,785)	(242)	(256)	(74,537)	(20,763)	(4,003,557)	(3,598,972)
Annuity benefits	-	-	-	-	-	-	(31,967)	(29,102)
Contract maintenance charges (note 2)	(540,834)	(533,069)	-	-	(1,012)	(1,692)	(11,905)	(13,115)
Contingent deferred sales charges (note 2)	(36,885)	(34,776)	-	-	-	-	(417)	(724)
Adjustments to maintain reserves	(1,097)	(954)	(7)	(2)	(15)	(14)	2,806	1,347

Net equity transactions	(7,456,186)	(156,174)	13,807	(6,857)	712,526	103,801	(3,506,654)	(3,420,266)

Net change in contract owners’ equity	4,031,310	20,154,352	13,757	9,789	740,260	119,978	(46,586)	(1,790,246)
Contract owners’ equity beginning of period	110,645,228	90,490,876	11,839	2,050	422,663	302,685	29,491,953	31,282,199

Contract owners’ equity end of period	$114,676,538	110,645,228	25,596	11,839	1,162,923	422,663	29,445,367	29,491,953

CHANGES IN UNITS:
Beginning units	2,879,199	2,884,800	1,359	330	44,469	33,187	849,906	952,327
Units purchased	439,901	722,704	1,731	6,096	87,886	23,144	28,639	36,285
Units redeemed	(632,976)	(728,305)	(115)	(5,067)	(14,249)	(11,862)	(124,562)	(138,706)

Ending units	2,686,124	2,879,199	2,975	1,359	118,106	44,469	753,983	849,906

	ACVCA		ACVIG		ACVIG2		ACVIP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(392)	(712)	146,645	144,096	25,688	24,370	2,494,738	698,123
Realized gain (loss) on investments	293	269	1,228,587	970,817	167,302	330,602	(3,056,072)	(2,890,727)
Change in unrealized gain (loss) on investments	4,111	(4,306)	762,937	206,566	330,033	(52,138)	5,311,553	6,658,465
Reinvested capital gains	7,322	5,741	332,631	262,169	83,500	64,550	-	1,639,559

Net increase (decrease) in contract owners’ equity resulting from operations	11,334	992	2,470,800	1,583,648	606,523	367,384	4,750,219	6,105,420

Equity transactions:
Purchase payments received from contract owners (note 3)	(47)	-	142,899	217,186	11,252	56,728	11,424,151	10,398,384
Transfers between funds	-	-	(6,350)	(34,350)	(144,382)	(83,117)	14,168,812	4,505,855
Redemptions (note 3)	-	(130)	(1,885,313)	(1,796,087)	(199,380)	(536,196)	(19,130,168)	(17,826,827)
Annuity benefits	(3,455)	(10,263)	(2,354)	(2,093)	-	-	(1,429)	(1,471)
Contract maintenance charges (note 2)	-	2	(5,400)	(6,035)	(397)	(439)	(1,902,346)	(1,829,177)
Contingent deferred sales charges (note 2)	-	-	(231)	(678)	(4)	(1)	(90,448)	(80,848)
Adjustments to maintain reserves	(4,986)	(28,123)	(182)	(128)	(122)	(139)	(1,005)	(3,350)

Net equity transactions	(8,488)	(38,514)	(1,756,931)	(1,622,185)	(333,033)	(563,164)	4,467,567	(4,837,434)

Net change in contract owners’ equity	2,846	(37,522)	713,869	(38,537)	273,490	(195,780)	9,217,786	1,267,986
Contract owners’ equity beginning of period	27,730	65,252	13,999,271	14,037,808	3,420,647	3,616,427	220,044,720	218,776,734

Contract owners’ equity end of period	$30,576	27,730	14,713,140	13,999,271	3,694,137	3,420,647	229,262,506	220,044,720

CHANGES IN UNITS:
Beginning units	-	-	690,001	774,518	136,268	161,772	16,430,647	16,784,497
Units purchased	-	-	24,231	47,566	1,641	5,825	3,440,741	3,219,043
Units redeemed	-	-	(104,208)	(132,083)	(13,902)	(31,329)	(3,110,450)	(3,572,893)

Ending units	-	-	610,024	690,001	124,007	136,268	16,760,938	16,430,647

	ACVI		ACVMV1		ACVMV2		AFGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(48)	(25)	38,462	47,021	(357,955)	(42,778)	(73,482)	(33,480)
Realized gain (loss) on investments	17	(171)	694,245	603,951	12,212,707	4,158,883	801,472	645,760
Change in unrealized gain (loss) on investments	1,606	(312)	283,818	900,493	984,622	18,160,704	923,555	(668,831)
Reinvested capital gains	-	-	283,556	420,724	3,531,935	6,532,819	1,125,386	937,493

Net increase (decrease) in contract owners’ equity resulting from operations	1,575	(508)	1,300,081	1,972,189	16,371,309	28,809,628	2,776,931	880,942

Equity transactions:
Purchase payments received from contract owners (note 3)	4	1	404,619	528,485	12,933,700	14,282,486	10,051	13,226
Transfers between funds	-	-	(70,523)	4,281,001	(17,658,881)	23,634,393	(4,704)	(39,994)
Redemptions (note 3)	(4)	(1)	(1,780,808)	(1,752,010)	(12,649,906)	(11,465,291)	(3,100,445)	(1,291,571)
Annuity benefits	(1,391)	(1,282)	(1,461)	(1,288)	(1,235)	-	(1,030)	(870)
Contract maintenance charges (note 2)	-	-	(4,121)	(3,308)	(798,486)	(713,257)	(2,373)	(2,540)
Contingent deferred sales charges (note 2)	-	-	(723)	(1,253)	(46,735)	(52,485)	(199)	(150)
Adjustments to maintain reserves	1,086	647	(35)	(63)	(1,194)	(2,192)	1,331	750

Net equity transactions	(305)	(635)	(1,453,052)	3,051,564	(18,222,737)	25,683,654	(3,097,369)	(1,321,149)

Net change in contract owners’ equity	1,270	(1,143)	(152,971)	5,023,753	(1,851,428)	54,493,282	(320,438)	(440,207)
Contract owners’ equity beginning of period	6,808	7,951	13,099,644	8,075,891	180,248,468	125,755,186	11,094,628	11,534,835

Contract owners’ equity end of period	$8,078	6,808	12,946,673	13,099,644	178,397,040	180,248,468	10,774,190	11,094,628

CHANGES IN UNITS:
Beginning units	-	-	576,317	424,721	6,722,132	5,648,494	82,124	92,503
Units purchased	-	-	123,377	314,259	1,066,031	2,753,791	285	193
Units redeemed	-	-	(182,184)	(162,663)	(1,743,473)	(1,680,153)	(19,595)	(10,572)

Ending units	-	-	517,510	576,317	6,044,690	6,722,132	62,814	82,124

	AFHY		AVPAP2		AFGC		BRVHY3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,503	40,719	(6,094,477)	(1,741,535)	1,624	2,109	898,115	308,849
Realized gain (loss) on investments	292	(10,424)	8,009,903	4,442,015	983	3,529	646,520	(60,046)
Change in unrealized gain (loss) on investments	6,677	92,050	86,410,075	14,995,042	1,043	(18,946)	(395,002)	634,463
Reinvested capital gains	-	-	7,435,135	23,120,705	-	14,827	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,472	122,345	95,760,636	40,816,227	3,650	1,519	1,149,633	883,266

Equity transactions:
Purchase payments received from contract owners (note 3)	1,421	1,472	4,806,991	7,890,247	440	463	4,765,899	3,910,572
Transfers between funds	(85,337)	77,718	(5,771,816)	(18,598,173)	1,000	(9,983)	14,499,840	4,811,568
Redemptions (note 3)	(57,320)	(44,930)	(27,784,783)	(20,175,553)	(24,322)	(42,648)	(2,210,577)	(958,267)
Annuity benefits	(1,451)	(1,331)	-	-	(206)	(215)	(646)	-
Contract maintenance charges (note 2)	(350)	(342)	(10,079,135)	(9,841,122)	(374)	(505)	(1,379)	(348)
Contingent deferred sales charges (note 2)	-	-	(339,623)	(418,380)	-	-	(6,552)	(4,400)
Adjustments to maintain reserves	950	1,025	(453)	(365)	147	93	(229)	(622)

Net equity transactions	(142,087)	33,612	(39,168,819)	(41,143,346)	(23,315)	(52,795)	17,046,356	7,758,503

Net change in contract owners’ equity	(93,615)	155,957	56,591,817	(327,119)	(19,665)	(51,276)	18,195,989	8,641,769
Contract owners’ equity beginning of period	856,992	701,035	751,684,583	752,011,702	704,267	755,543	12,987,708	4,345,939

Contract owners’ equity end of period	$763,377	856,992	808,276,400	751,684,583	684,602	704,267	31,183,697	12,987,708

CHANGES IN UNITS:
Beginning units	13,960	13,269	60,059,364	63,474,141	19,599	21,051	1,270,873	472,591
Units purchased	22	2,941	1,449,735	1,686,087	40	660	3,630,376	1,251,185
Units redeemed	(2,241)	(2,250)	(4,395,507)	(5,100,864)	(682)	(2,112)	(2,012,483)	(452,903)

Ending units	11,741	13,960	57,113,592	60,059,364	18,957	19,599	2,888,766	1,270,873

	BRVTR3		BRVED3		MLVGA3		CHSMM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,636,527	332,856	230,798	381,565	(1,433,618)	(1,716,259)	(28,889)	(64,258)
Realized gain (loss) on investments	15,150	4,261	2,442,632	(177,169)	(1,239,742)	(2,245,210)	-	-
Change in unrealized gain (loss) on investments	1,442,049	(1,236,130)	16,016,638	15,979,099	39,393,065	11,410,498	-	-
Reinvested capital gains	-	-	12,195,132	5,350,191	4,317,965	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,093,726	(899,013)	30,885,200	21,533,686	41,037,670	7,449,029	(28,889)	(64,258)

Equity transactions:
Purchase payments received from contract owners (note 3)	71,677,280	96,172,479	36,967,048	103,168,418	18,581,822	22,272,574	12,890	143,557
Transfers between funds	20,597,075	8,501,969	(7,299,968)	7,950,601	(12,467,781)	(26,027,191)	(167,309)	(1,586,852)
Redemptions (note 3)	(6,292,262)	(2,176,660)	(8,041,238)	(2,410,677)	(25,330,710)	(25,360,239)	(414,338)	(2,002,524)
Annuity benefits	-	-	(1,289)	-	(5,456)	(4,885)	-	-
Contract maintenance charges (note 2)	(1,990,430)	(786,066)	(1,924,503)	(743,213)	(12,678)	(15,189)	(368)	(434)
Contingent deferred sales charges (note 2)	(77,740)	(31,017)	(104,360)	(35,981)	(86,710)	(84,210)	-	-
Adjustments to maintain reserves	(387)	(233)	(611)	(1,594)	(1,170)	(1,351)	(15)	48

Net equity transactions	83,913,536	101,680,472	19,595,079	107,927,554	(19,322,683)	(29,220,491)	(569,140)	(3,446,205)

Net change in contract owners’ equity	87,007,262	100,781,459	50,480,279	129,461,240	21,714,987	(21,771,462)	(598,029)	(3,510,463)
Contract owners’ equity beginning of period	161,297,863	60,516,404	190,282,913	60,821,673	354,248,903	376,020,365	5,537,570	9,048,033

Contract owners’ equity end of period	$248,305,125	161,297,863	240,763,192	190,282,913	375,963,890	354,248,903	4,939,541	5,537,570

CHANGES IN UNITS:
Beginning units	16,323,965	6,186,106	17,052,613	6,235,745	23,713,308	25,726,229	561,907	917,962
Units purchased	10,040,795	11,333,410	4,469,378	12,104,174	1,813,188	2,657,069	402,674	363,333
Units redeemed	(1,678,116)	(1,195,551)	(2,727,394)	(1,287,306)	(3,031,714)	(4,669,990)	(460,724)	(719,388)

Ending units	24,686,644	16,323,965	18,794,597	17,052,613	22,494,782	23,713,308	503,857	561,907

	CLVHY2		DWVVLS		DWVSVS		DVMCSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,095)	-	8,808	7,804	(599,128)	(373,310)	(249,848)	(210,260)
Realized gain (loss) on investments	(3,272)	-	9,162	11,570	332,332	(719,881)	(562,654)	(621,993)
Change in unrealized gain (loss) on investments	9,236	-	117,206	2,172	3,718,699	8,387,950	4,388,443	2,514,192
Reinvested capital gains	-	-	32,955	55,785	2,039,549	2,836,116	500,330	1,771,461

Net increase (decrease) in contract owners’ equity resulting from operations	4,869	-	168,131	77,331	5,491,452	10,130,875	4,076,271	3,453,400

Equity transactions:
Purchase payments received from contract owners (note 3)	771,083	-	661,513	283,833	7,709,495	6,175,981	4,465,145	4,101,390
Transfers between funds	1,017,761	-	(72,011)	(72,012)	(5,686,042)	13,689,852	(1,095,922)	1,218,348
Redemptions (note 3)	(37,357)	-	(47,252)	(70,576)	(3,475,001)	(2,612,353)	(1,948,433)	(1,863,082)
Annuity benefits	-	-	-	-	(990)	(818)	(878)	(789)
Contract maintenance charges (note 2)	(3)	-	(1,835)	(2,734)	(136,603)	(105,946)	(75,445)	(62,724)
Contingent deferred sales charges (note 2)	-	-	-	-	(23,951)	(10,492)	(10,611)	(7,350)
Adjustments to maintain reserves	(26)	-	4	(35)	(772)	(1,200)	(153)	1,773

Net equity transactions	1,751,458	-	540,419	138,476	(1,613,864)	17,135,024	1,333,703	3,387,566

Net change in contract owners’ equity	1,756,327	-	708,550	215,807	3,877,588	27,265,899	5,409,974	6,840,966
Contract owners’ equity beginning of period	-	-	851,827	636,020	56,951,089	29,685,190	30,362,126	23,521,160

Contract owners’ equity end of period	$1,756,327	-	1,560,377	851,827	60,828,677	56,951,089	35,772,100	30,362,126

CHANGES IN UNITS:
Beginning units	-	-	57,268	48,681	3,789,125	2,546,750	2,569,957	2,257,127
Units purchased	184,998	-	47,276	19,884	1,748,709	2,196,506	615,485	810,910
Units redeemed	(12,700)	-	(11,819)	(11,297)	(1,860,322)	(954,131)	(510,362)	(498,080)

Ending units	172,298	-	92,725	57,268	3,677,512	3,789,125	2,675,080	2,569,957

	DVSCS		DSIF		DSIFS		DSRG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(633,493)	(420,553)	828,657	1,446,440	(25,220)	398,783	(62,384)	(2,855)
Realized gain (loss) on investments	8,083,550	3,225,136	11,106,816	8,904,453	9,908,673	8,200,215	2,271,253	2,249,864
Change in unrealized gain (loss) on investments	(2,914,595)	7,494,776	23,609,744	2,612,648	12,238,057	(547,935)	208,497	(2,840,763)
Reinvested capital gains	3,634,362	6,785,156	5,377,670	7,587,750	3,445,090	4,926,559	2,568,222	3,752,342

Net increase (decrease) in contract owners’ equity resulting from operations	8,169,824	17,084,515	40,922,887	20,551,291	25,566,600	12,977,622	4,985,588	3,158,588

Equity transactions:
Purchase payments received from contract owners (note 3)	845,457	1,434,704	3,272,011	2,072,789	1,163,920	1,728,647	721,453	364,521
Transfers between funds	(7,742,968)	2,063,472	(446,557)	(1,943,821)	(8,610,465)	(4,072,800)	(757,802)	(909,932)
Redemptions (note 3)	(9,657,526)	(7,336,348)	(26,197,372)	(24,346,120)	(11,757,659)	(12,319,629)	(4,703,947)	(4,168,028)
Annuity benefits	(906)	(764)	(65,480)	(58,044)	(2,249)	(2,752)	(3,768)	(3,426)
Contract maintenance charges (note 2)	(263,827)	(280,187)	(86,878)	(93,795)	(450,811)	(462,266)	(22,175)	(24,050)
Contingent deferred sales charges (note 2)	(12,366)	(10,065)	(5,870)	(5,251)	(34,938)	(36,652)	(363)	(4,528)
Adjustments to maintain reserves	(954)	(1,130)	(3,776)	2,512	(530)	(7,814)	640	580

Net equity transactions	(16,833,090)	(4,130,318)	(23,533,922)	(24,371,730)	(19,692,732)	(15,173,266)	(4,765,962)	(4,744,863)

Net change in contract owners’ equity	(8,663,266)	12,954,197	17,388,965	(3,820,439)	5,873,868	(2,195,644)	219,626	(1,586,275)
Contract owners’ equity beginning of period	89,226,981	76,272,784	216,013,716	219,834,155	141,953,285	144,148,929	37,862,359	39,448,634

Contract owners’ equity end of period	$80,563,715	89,226,981	233,402,681	216,013,716	147,827,153	141,953,285	38,081,985	37,862,359

CHANGES IN UNITS:
Beginning units	2,464,385	2,597,922	4,105,599	4,605,478	5,448,421	6,053,900	917,419	1,041,694
Units purchased	201,954	399,901	126,051	111,474	314,965	681,206	19,857	12,085
Units redeemed	(649,961)	(533,438)	(531,162)	(611,353)	(1,021,833)	(1,286,685)	(125,847)	(136,360)

Ending units	2,016,378	2,464,385	3,700,488	4,105,599	4,741,553	5,448,421	811,429	917,419

	DCAP		DCAPS		DVDLS		DGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,689	77,449	(450,148)	(138,387)	(11,638)	(11,446)	(78,640)	(15,807)
Realized gain (loss) on investments	450,783	768,401	1,553,433	2,144,770	17,796	83,721	487,336	249,989
Change in unrealized gain (loss) on investments	2,019,971	(3,122,970)	8,044,569	(11,251,935)	168,356	(60,440)	1,246,440	(716,575)
Reinvested capital gains	3,215,408	3,802,682	13,373,262	14,948,478	9,603	76,350	587,668	1,514,239

Net increase (decrease) in contract owners’ equity resulting from operations	5,688,851	1,525,562	22,521,116	5,702,926	184,117	88,185	2,242,804	1,031,846

Equity transactions:
Purchase payments received from contract owners (note 3)	297,046	199,319	737,776	2,102,209	5,671	4,663	218,150	144,356
Transfers between funds	(472,026)	(2,037,875)	(8,184,354)	(6,773,540)	87,787	(177,010)	57,865	(282,507)
Redemptions (note 3)	(2,847,339)	(2,905,015)	(7,952,042)	(7,336,810)	(80,930)	(82,092)	(1,341,114)	(1,626,360)
Annuity benefits	(1,733)	(1,538)	-	-	(191)	(165)	(717)	(633)
Contract maintenance charges (note 2)	(8,242)	(9,219)	(693,844)	(689,093)	(151)	(150)	(6,358)	(6,517)
Contingent deferred sales charges (note 2)	(420)	(1,341)	(21,431)	(28,593)	-	(216)	(46)	(202)
Adjustments to maintain reserves	(3,429)	(982)	(1,086)	(785)	(71)	(26)	(85)	2,210

Net equity transactions	(3,036,143)	(4,756,651)	(16,114,981)	(12,726,612)	12,115	(254,996)	(1,072,305)	(1,769,653)

Net change in contract owners’ equity	2,652,708	(3,231,089)	6,406,135	(7,023,686)	196,232	(166,811)	1,170,499	(737,807)
Contract owners’ equity beginning of period	23,575,969	26,807,058	97,160,288	104,183,974	799,650	966,461	12,947,105	13,684,912

Contract owners’ equity end of period	$26,228,677	23,575,969	103,566,423	97,160,288	995,882	799,650	14,117,604	12,947,105

CHANGES IN UNITS:
Beginning units	997,558	1,207,976	4,453,762	5,048,905	35,835	50,639	536,200	615,539
Units purchased	22,052	20,176	208,411	292,532	9,210	28,848	17,433	10,129
Units redeemed	(136,454)	(230,594)	(867,759)	(887,675)	(7,491)	(43,652)	(58,784)	(89,468)

Ending units	883,156	997,558	3,794,414	4,453,762	37,554	35,835	494,849	536,200

	ETVFR		FCA2S		FQB		FQBS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$860,719	596,740	(912)	349	120,920	160,761	275,566	412,587
Realized gain (loss) on investments	267,561	(670,032)	(9,577)	(32,737)	(24,488)	(36,280)	14,125	95,118
Change in unrealized gain (loss) on investments	(228,945)	2,219,972	62,948	(12,777)	66,683	57,456	130,889	(33,575)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	899,335	2,146,680	52,459	(45,165)	163,115	181,937	420,580	474,130

Equity transactions:
Purchase payments received from contract owners (note 3)	10,499,895	7,619,852	16	1,401	75,390	133,194	270,637	256,312
Transfers between funds	3,617,639	14,210,382	(9,029)	(35,355)	123,638	64,285	2,349,796	(632,575)
Redemptions (note 3)	(4,118,708)	(4,335,009)	(30,608)	(95,137)	(638,042)	(1,319,905)	(2,671,396)	(3,525,195)
Annuity benefits	(199)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,185)	(1,492)	(70)	(81)	(1,753)	(2,062)	(10,366)	(10,926)
Contingent deferred sales charges (note 2)	(21,684)	(5,132)	(125)	-	(217)	(231)	(167)	(964)
Adjustments to maintain reserves	8,583	(233)	(73)	(42)	(83)	(48)	(293)	(328)

Net equity transactions	9,983,341	17,488,368	(39,889)	(129,214)	(441,067)	(1,124,767)	(61,789)	(3,913,676)

Net change in contract owners’ equity	10,882,676	19,635,048	12,570	(174,379)	(277,952)	(942,830)	358,791	(3,439,546)
Contract owners’ equity beginning of period	44,989,788	25,354,740	605,853	780,232	6,315,618	7,258,448	18,716,854	22,156,400

Contract owners’ equity end of period	$55,872,464	44,989,788	618,423	605,853	6,037,666	6,315,618	19,075,645	18,716,854

CHANGES IN UNITS:
Beginning units	4,327,808	2,619,558	43,051	52,107	400,313	471,546	1,344,546	1,625,167
Units purchased	2,040,430	4,482,578	210	708	28,377	29,155	238,006	90,014
Units redeemed	(1,090,161)	(2,774,328)	(3,010)	(9,764)	(56,003)	(100,388)	(242,744)	(370,635)

Ending units	5,278,077	4,327,808	40,251	43,051	372,687	400,313	1,339,808	1,344,546

	FEIP		FVSS2		FHIP		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,022,552	2,768,472	(11,366)	(33,612)	1,752,475	1,810,358	521,380	105,155
Realized gain (loss) on investments	(5,348,009)	(9,488,260)	408,437	704,996	976,071	1,824,027	19,791	481,607
Change in unrealized gain (loss) on investments	30,975,742	32,964,682	(873,156)	(216,013)	(217,959)	2,090,642	178,325	(3,534,162)
Reinvested capital gains	6,368,540	19,084,179	1,465,167	-	-	-	11,536,360	4,683,835

Net increase (decrease) in contract owners’ equity resulting from operations	33,018,825	45,329,073	989,082	455,371	2,510,587	5,725,027	12,255,856	1,736,435

Equity transactions:
Purchase payments received from contract owners (note 3)	3,766,465	3,364,951	43,607	73,783	433,859	582,156	858,690	1,087,275
Transfers between funds	(4,578,881)	(3,594,792)	(161,624)	(294,957)	(966,035)	118,100	(1,506,240)	(1,327,465)
Redemptions (note 3)	(35,231,684)	(30,462,284)	(486,525)	(685,534)	(5,398,274)	(4,920,548)	(11,202,553)	(12,316,382)
Annuity benefits	(60,280)	(60,382)	(4,136)	(3,648)	(5,567)	(6,048)	(12,342)	(11,933)
Contract maintenance charges (note 2)	(111,313)	(121,078)	(611)	(685)	(17,095)	(19,126)	(49,571)	(55,775)
Contingent deferred sales charges (note 2)	(5,214)	(5,567)	(80)	(42)	(2,982)	(918)	(831)	(1,177)
Adjustments to maintain reserves	(46)	(27,185)	(164)	(54)	496	(3,989)	373	4,714

Net equity transactions	(36,220,953)	(30,906,337)	(609,533)	(911,137)	(5,955,598)	(4,250,373)	(11,912,474)	(12,620,743)

Net change in contract owners’ equity	(3,202,128)	14,422,736	379,549	(455,766)	(3,445,011)	1,474,654	343,382	(10,884,308)
Contract owners’ equity beginning of period	310,633,191	296,210,455	6,013,219	6,468,985	47,301,482	45,826,828	102,294,439	113,178,747

Contract owners’ equity end of period	$307,431,063	310,633,191	6,392,768	6,013,219	43,856,471	47,301,482	102,637,821	102,294,439

CHANGES IN UNITS:
Beginning units	4,425,270	4,910,640	185,111	214,890	1,334,870	1,461,345	2,380,437	2,678,898
Units purchased	60,857	88,198	3,746	9,586	28,203	95,319	22,219	28,476
Units redeemed	(542,372)	(573,568)	(21,210)	(39,365)	(188,185)	(221,794)	(283,024)	(326,937)

Ending units	3,943,755	4,425,270	167,647	185,111	1,174,888	1,334,870	2,119,632	2,380,437

	FB2		FNRS2		FEI2		FF10S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$358,166	706,640	(181,275)	(906,161)	(210,402)	1,752,863	5,270	94
Realized gain (loss) on investments	388,960	10,654	(3,517,049)	174,154	12,579,307	(3,076,011)	98,092	195,205
Change in unrealized gain (loss) on investments	20,629,995	577,919	(1,860,143)	24,132,408	12,745,746	24,579,660	320,905	(112,435)
Reinvested capital gains	5,165,714	38,775	44,293	-	6,420,169	17,609,015	98,562	126,437

Net increase (decrease) in contract owners’ equity resulting from operations	26,542,835	1,333,988	(5,514,174)	23,400,401	31,534,820	40,865,527	522,829	209,301

Equity transactions:
Purchase payments received from contract owners (note 3)	177,040,664	78,303,972	6,602,108	9,360,587	16,822,600	18,382,858	47,663	205,605
Transfers between funds	12,670,416	19,487,133	(10,778,110)	13,482,593	(11,031,267)	(7,131,472)	458,861	(258,862)
Redemptions (note 3)	(4,395,441)	(947,970)	(7,232,378)	(8,962,116)	(23,337,979)	(18,342,151)	(976,369)	(810,928)
Annuity benefits	-	-	(6,738)	(6,411)	(3,060)	(2,787)	(10,034)	(9,563)
Contract maintenance charges (note 2)	(1,296,880)	(31,542)	(7,690)	(8,610)	(1,208,582)	(1,181,233)	(1,416)	(1,628)
Contingent deferred sales charges (note 2)	(65,238)	(3,790)	(45,480)	(58,408)	(95,047)	(65,801)	(595)	(117)
Adjustments to maintain reserves	(237)	(84)	(698)	(8,446)	(1,414)	(1,123)	7,468	5,166

Net equity transactions	183,953,284	96,807,719	(11,468,986)	13,799,189	(18,854,749)	(8,341,709)	(474,422)	(870,327)

Net change in contract owners’ equity	210,496,119	98,141,707	(16,983,160)	37,199,590	12,680,071	32,523,818	48,407	(661,026)
Contract owners’ equity beginning of period	98,141,707	-	105,272,799	68,073,209	298,275,508	265,751,690	4,860,743	5,521,769

Contract owners’ equity end of period	$308,637,826	98,141,707	88,289,639	105,272,799	310,955,579	298,275,508	4,909,150	4,860,743

CHANGES IN UNITS:
Beginning units	9,413,350	-	6,156,581	5,226,773	12,175,654	12,561,654	332,315	392,304
Units purchased	18,272,233	9,607,762	1,225,870	2,417,999	1,479,837	1,617,323	43,136	75,762
Units redeemed	(1,839,799)	(194,412)	(1,994,836)	(1,488,191)	(2,204,741)	(2,003,323)	(74,485)	(135,751)

Ending units	25,845,784	9,413,350	5,387,615	6,156,581	11,450,750	12,175,654	300,966	332,315

	FF10S2		FF20S		FF20S2		FF30S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(418,103)	(387,151)	6,201	10,577	(960,834)	(892,315)	9,690	8,949
Realized gain (loss) on investments	5,156,643	3,842,859	502,981	249,536	13,129,921	9,182,933	242,883	164,461
Change in unrealized gain (loss) on investments	16,141,894	(482,711)	545,844	(130,611)	37,267,157	(4,025,822)	1,397,908	(58,110)
Reinvested capital gains	5,002,048	5,110,333	269,572	314,764	12,796,145	14,214,693	413,331	385,128

Net increase (decrease) in contract owners’ equity resulting from operations	25,882,482	8,083,330	1,324,598	444,266	62,232,389	18,479,489	2,063,812	500,428

Equity transactions:
Purchase payments received from contract owners (note 3)	17,100,018	24,358,359	437,109	244,221	6,779,858	7,475,721	779,922	429,595
Transfers between funds	(5,022,791)	415,987	595,687	750,653	(5,884,688)	(5,558,095)	1,179,528	114,701
Redemptions (note 3)	(15,906,023)	(13,348,686)	(2,459,111)	(1,823,481)	(34,021,587)	(26,393,793)	(907,066)	(656,747)
Annuity benefits	(7,665)	(7,335)	-	-	(5,446)	(4,641)	-	-
Contract maintenance charges (note 2)	(2,735,259)	(2,479,086)	(3,662)	(3,697)	(4,822,893)	(4,762,238)	(4,603)	(4,761)
Contingent deferred sales charges (note 2)	(149,840)	(89,522)	(2,640)	(2,280)	(140,148)	(152,658)	(3,868)	(5,693)
Adjustments to maintain reserves	1,249	1,015	(99)	(54)	(1,311)	(3,128)	(60)	(77)

Net equity transactions	(6,720,311)	8,850,732	(1,432,716)	(834,638)	(38,096,215)	(29,398,832)	1,043,853	(122,982)

Net change in contract owners’ equity	19,162,171	16,934,062	(108,118)	(390,372)	24,136,174	(10,919,343)	3,107,665	377,446
Contract owners’ equity beginning of period	235,671,755	218,737,693	9,578,552	9,968,924	442,357,743	453,277,086	10,286,080	9,908,634

Contract owners’ equity end of period	$254,833,926	235,671,755	9,470,434	9,578,552	466,493,917	442,357,743	13,393,745	10,286,080

CHANGES IN UNITS:
Beginning units	15,269,426	14,703,373	661,082	720,167	27,398,493	29,292,814	696,503	705,477
Units purchased	1,617,874	2,726,203	87,881	101,596	1,176,640	1,303,923	141,806	67,955
Units redeemed	(2,055,694)	(2,160,150)	(180,333)	(160,681)	(3,376,540)	(3,198,244)	(77,921)	(76,929)

Ending units	14,831,606	15,269,426	568,630	661,082	25,198,593	27,398,493	760,388	696,503

	FF30S2		FGI2		FGP		FG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(304,097)	(260,636)	16,832	841,030	(4,053,357)	(4,273,022)	(4,838,318)	(4,284,193)
Realized gain (loss) on investments	1,684,923	1,405,391	1,362,102	16,501	24,376,628	16,930,710	15,874,492	16,788,235
Change in unrealized gain (loss) on investments	7,374,038	(814,304)	22,152,210	4,025,814	56,782,685	(48,255,686)	53,907,843	(42,919,878)
Reinvested capital gains	2,291,086	2,371,567	3,537,375	-	26,274,071	32,918,908	22,095,764	26,433,334

Net increase (decrease) in contract owners’ equity resulting from operations	11,045,950	2,702,018	27,068,519	4,883,345	103,380,027	(2,679,090)	87,039,781	(3,982,502)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,184,093	4,230,507	150,918,584	64,968,489	3,845,730	4,002,527	30,238,979	26,861,184
Transfers between funds	1,490,649	(4,007,441)	7,221,876	14,468,231	(647,477)	(6,479,308)	7,160,427	(30,759,229)
Redemptions (note 3)	(5,732,096)	(4,158,169)	(3,357,664)	(449,532)	(41,619,855)	(32,270,584)	(23,493,686)	(16,769,787)
Annuity benefits	(1,711)	(1,545)	-	-	(68,395)	(71,932)	(2,322)	(1,899)
Contract maintenance charges (note 2)	(5,287)	(5,575)	(1,127,666)	(27,869)	(158,287)	(166,996)	(1,129,777)	(1,019,577)
Contingent deferred sales charges (note 2)	(12,727)	(18,643)	(53,483)	(3,397)	(6,832)	(4,158)	(150,156)	(86,818)
Adjustments to maintain reserves	(707)	(1,022)	(358)	(38)	(10,806)	(42,902)	(1,424)	(1,039)

Net equity transactions	922,214	(3,961,888)	153,601,289	78,955,884	(38,665,922)	(35,033,353)	12,622,041	(21,777,165)

Net change in contract owners’ equity	11,968,164	(1,259,870)	180,669,808	83,839,229	64,714,105	(37,712,443)	99,661,822	(25,759,667)
Contract owners’ equity beginning of period	59,123,656	60,383,526	83,839,229	-	322,915,468	360,627,911	263,972,132	289,731,799

Contract owners’ equity end of period	$71,091,820	59,123,656	264,509,037	83,839,229	387,629,573	322,915,468	363,633,954	263,972,132

CHANGES IN UNITS:
Beginning units	3,573,631	3,821,754	7,451,209	-	3,707,233	4,110,706	10,698,404	11,626,758
Units purchased	506,123	432,485	15,021,616	7,748,794	85,537	71,466	2,904,082	2,469,689
Units redeemed	(472,033)	(680,608)	(2,038,149)	(297,585)	(451,974)	(474,939)	(2,472,719)	(3,398,043)

Ending units	3,607,721	3,573,631	20,434,676	7,451,209	3,340,796	3,707,233	11,129,767	10,698,404

	FIGBS		FIGBP2		FMCS		FMC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$137,032	128,086	4,978,092	3,381,370	(129,909)	(170,030)	(2,912,205)	(3,145,376)
Realized gain (loss) on investments	(38,443)	(63,681)	49,840	138,477	140,206	(162,950)	12,851,196	6,245,524
Change in unrealized gain (loss) on investments	228,369	437,157	4,531,188	4,079,123	2,398,325	944,907	24,638,560	5,839,661
Reinvested capital gains	64,864	7,506	1,966,219	159,486	857,988	1,214,252	12,883,237	16,287,717

Net increase (decrease) in contract owners’ equity resulting from operations	391,822	509,068	11,525,339	7,758,456	3,266,610	1,826,179	47,460,788	25,227,526

Equity transactions:
Purchase payments received from contract owners (note 3)	386,050	386,658	171,683,110	85,629,053	352,874	369,489	7,984,322	14,692,465
Transfers between funds	1,098,051	(167,435)	41,191,004	17,225,001	(252,504)	(1,567,500)	(13,080,260)	(10,591,060)
Redemptions (note 3)	(2,273,318)	(1,996,248)	(34,082,256)	(32,753,144)	(1,887,680)	(2,628,303)	(23,794,059)	(21,917,297)
Annuity benefits	(7,843)	(8,000)	(17,157)	(16,888)	(2,417)	(2,122)	(24,060)	(21,104)
Contract maintenance charges (note 2)	(4,590)	(5,447)	(3,690,571)	(2,401,100)	(5,292)	(5,795)	(1,357,120)	(1,334,216)
Contingent deferred sales charges (note 2)	(1,247)	(830)	(133,173)	(73,606)	(1,894)	(1,844)	(80,270)	(65,968)
Adjustments to maintain reserves	(106)	(100)	(4,502)	(1,045)	(1,638)	(6,944)	(1,676)	(1,144)

Net equity transactions	(803,003)	(1,791,402)	174,946,455	67,608,271	(1,798,551)	(3,843,019)	(30,353,123)	(19,238,324)

Net change in contract owners’ equity	(411,181)	(1,282,334)	186,471,794	75,366,727	1,468,059	(2,016,840)	17,107,665	5,989,202
Contract owners’ equity beginning of period	14,237,181	15,519,515	396,682,666	321,315,939	18,154,107	20,170,947	268,513,832	262,524,630

Contract owners’ equity end of period	$13,826,000	14,237,181	583,154,460	396,682,666	19,622,166	18,154,107	285,621,497	268,513,832

CHANGES IN UNITS:
Beginning units	976,988	1,099,872	27,826,362	23,352,303	1,019,717	1,253,696	6,995,968	7,545,203
Units purchased	149,689	117,608	16,019,623	11,128,987	59,011	55,144	428,434	721,904
Units redeemed	(203,034)	(240,492)	(4,355,264)	(6,654,928)	(153,553)	(289,123)	(1,148,148)	(1,271,139)

Ending units	923,643	976,988	39,490,721	27,826,362	925,175	1,019,717	6,276,254	6,995,968

	FOP		FO2		FVSS		FRESS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$45,558	33,025	(303,619)	(237,735)	2,299	(14,129)	16,919	6,999
Realized gain (loss) on investments	(798,318)	(1,768,131)	(48,565)	(1,194,090)	253,203	329,306	(2,235)	12,132
Change in unrealized gain (loss) on investments	14,803,954	(2,201,865)	22,550,842	(4,569,151)	(620,051)	23,600	(27,332)	(483)
Reinvested capital gains	52,068	92,405	88,127	143,989	1,105,620	-	47,857	7,975

Net increase (decrease) in contract owners’ equity resulting from operations	14,103,262	(3,844,566)	22,286,785	(5,856,987)	741,071	338,777	35,209	26,623

Equity transactions:
Purchase payments received from contract owners (note 3)	441,058	565,878	6,574,003	5,864,492	56,719	93,526	925,097	142,878
Transfers between funds	(922,213)	(1,132,421)	478,654	(657,360)	(35,628)	(168,095)	494,549	79,061
Redemptions (note 3)	(5,839,544)	(6,646,012)	(7,695,525)	(6,123,376)	(651,718)	(501,261)	(104,916)	(127,738)
Annuity benefits	(5,448)	(5,362)	(1,234)	(1,097)	-	-	-	-
Contract maintenance charges (note 2)	(23,667)	(26,690)	(554,612)	(504,795)	(1,536)	(1,644)	(21)	-
Contingent deferred sales charges (note 2)	(1,639)	(1,631)	(40,340)	(23,733)	(142)	(162)	-	-
Adjustments to maintain reserves	(3,510)	(4,681)	(536)	(942)	(94)	(61)	(41)	(21)

Net equity transactions	(6,354,963)	(7,250,919)	(1,239,590)	(1,446,811)	(632,399)	(577,697)	1,314,668	94,180

Net change in contract owners’ equity	7,748,299	(11,095,485)	21,047,195	(7,303,798)	108,672	(238,920)	1,349,877	120,803
Contract owners’ equity beginning of period	52,080,321	63,175,806	80,364,230	87,668,028	4,535,225	4,774,145	844,472	723,669

Contract owners’ equity end of period	$59,828,620	52,080,321	101,411,425	80,364,230	4,643,897	4,535,225	2,194,349	844,472

CHANGES IN UNITS:
Beginning units	1,852,149	2,102,387	3,994,427	4,070,933	194,874	221,601	67,558	60,710
Units purchased	47,461	33,894	799,401	683,422	8,233	13,743	122,709	27,340
Units redeemed	(246,640)	(284,132)	(850,310)	(759,928)	(33,523)	(40,470)	(14,880)	(20,492)

Ending units	1,652,970	1,852,149	3,943,518	3,994,427	169,584	194,874	175,387	67,558

	FTVIS2		FTVRD2		FTVSV2		FTVMD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$6,737,777	7,744,079	21,899	(34,715)	(951,530)	(651,406)	13,221	9,874
Realized gain (loss) on investments	2,843,926	3,017,875	2,026,164	1,555,875	5,990,183	5,673,558	(11,915)	(17,228)
Change in unrealized gain (loss) on investments	10,641,248	16,549,422	3,006,154	(974,910)	(3,641,855)	4,836,336	17,905	31,972
Reinvested capital gains	-	-	1,340,716	4,620,222	6,948,289	14,729,854	56,102	61,980

Net increase (decrease) in contract owners’ equity resulting from operations	20,222,951	27,311,376	6,394,933	5,166,472	8,345,087	24,588,342	75,313	86,598

Equity transactions:
Purchase payments received from contract owners (note 3)	13,621,115	18,304,394	507,572	402,420	508,339	752,242	263,357	85,527
Transfers between funds	(5,282,424)	5,062,039	(1,443,645)	(1,357,685)	(6,639,037)	(3,784,416)	72,339	30,223
Redemptions (note 3)	(25,592,492)	(23,725,648)	(6,024,549)	(6,356,081)	(11,403,611)	(10,579,925)	(69,167)	(63,949)
Annuity benefits	(6,501)	(4,554)	(6,661)	(5,964)	(5,329)	(4,359)	-	-
Contract maintenance charges (note 2)	(14,207)	(15,144)	(2,645)	(3,020)	(446,745)	(467,411)	(1,315)	(1,949)
Contingent deferred sales charges (note 2)	(69,777)	(63,714)	(944)	(5,007)	(16,026)	(13,097)	-	-
Adjustments to maintain reserves	(878)	(547)	(552)	(340)	943	(1,324)	(22)	(21)

Net equity transactions	(17,345,164)	(443,174)	(6,971,424)	(7,325,677)	(18,001,466)	(14,098,290)	265,192	49,831

Net change in contract owners’ equity	2,877,787	26,868,202	(576,491)	(2,159,205)	(9,656,379)	10,490,052	340,505	136,429
Contract owners’ equity beginning of period	261,657,476	234,789,274	37,525,429	39,684,634	107,244,311	96,754,259	778,908	642,479
Contract owners’ equity end of period	$264,535,263	261,657,476	36,948,938	37,525,429	97,587,932	107,244,311	1,119,413	778,908

CHANGES IN UNITS:
Beginning units	17,118,771	17,158,069	1,368,599	1,656,734	2,890,770	3,333,199	60,134	55,378
Units purchased	1,716,926	3,406,636	26,907	53,157	175,573	359,476	27,013	12,894
Units redeemed	(2,787,859)	(3,445,934)	(261,090)	(341,292)	(656,556)	(801,905)	(7,233)	(8,138)

Ending units	16,047,838	17,118,771	1,134,416	1,368,599	2,409,787	2,890,770	79,914	60,134

	FTVDM2		TIF2		FTVGI2		FTVFA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(58,793)	(65,442)	427,806	202,922	(1,869,670)	(1,867,129)	1,017,801	1,985,628
Realized gain (loss) on investments	(281,905)	(1,013,875)	(1,521,452)	(2,781,888)	(1,282,898)	(4,010,723)	986,395	(3,582,643)
Change in unrealized gain (loss) on investments	4,379,801	2,486,801	6,576,105	3,957,315	3,171,964	7,131,151	3,266,244	8,205,441
Reinvested capital gains	-	-	-	719,684	382,081	101,315	4,139,331	2,928,311

Net increase (decrease) in contract owners’ equity resulting from operations	4,039,103	1,407,484	5,482,459	2,098,033	401,477	1,354,614	9,409,771	9,536,737

Equity transactions:
Purchase payments received from contract owners (note 3)	103,556	80,362	227,964	491,499	8,092,557	7,221,727	4,280,597	5,964,075
Transfers between funds	1,877,249	(18,100)	(1,554,154)	(904,538)	2,572,645	(5,141,298)	879,256	(4,602,763)
Redemptions (note 3)	(1,205,224)	(1,163,459)	(5,702,347)	(5,732,744)	(10,599,001)	(11,769,147)	(6,115,582)	(7,578,078)
Annuity benefits	-	-	(2,387)	(2,181)	(15,081)	(14,074)	(669)	(599)
Contract maintenance charges (note 2)	(1,386)	(1,234)	(150,428)	(159,505)	(7,634)	(8,741)	(3,521)	(3,975)
Contingent deferred sales charges (note 2)	(162)	(1,833)	(2,898)	(3,009)	(30,630)	(45,800)	(27,576)	(34,897)
Adjustments to maintain reserves	(477)	(277)	(555)	(546)	(778)	(794)	(733)	(677)

Net equity transactions	773,556	(1,104,541)	(7,184,805)	(6,311,024)	12,078	(9,758,127)	(988,228)	(6,256,914)

Net change in contract owners’ equity	4,812,659	302,943	(1,702,346)	(4,212,991)	413,555	(8,403,513)	8,421,543	3,279,823
Contract owners’ equity beginning of period	9,987,139	9,684,196	39,219,062	43,432,053	117,838,147	126,241,660	92,661,802	89,381,979

Contract owners’ equity end of period	$14,799,798	9,987,139	37,516,716	39,219,062	118,251,702	117,838,147	101,083,345	92,661,802

CHANGES IN UNITS:
Beginning units	1,166,947	1,309,203	1,857,240	2,173,064	12,642,337	13,724,392	7,292,261	7,830,285
Units purchased	428,495	191,248	73,645	174,690	1,896,180	2,260,091	1,064,452	824,785
Units redeemed	(346,831)	(333,504)	(377,507)	(490,514)	(1,896,075)	(3,342,146)	(1,127,791)	(1,362,809)

Ending units	1,248,611	1,166,947	1,553,378	1,857,240	12,642,442	12,642,337	7,228,922	7,292,261

	FTVSI2		ACEG2		AVBV2		IVMCC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,762	14,141	(77,944)	(65,656)	-	-	(207,052)	(243,477)
Realized gain (loss) on investments	(21,514)	(18,804)	220,063	428,314	-	-	(173,851)	(328,293)
Change in unrealized gain (loss) on investments	31,023	37,453	520,246	(801,101)	-	-	1,885,366	1,160,804
Reinvested capital gains	-	-	451,115	397,799	-	-	313,986	969,162

Net increase (decrease) in contract owners’ equity resulting from operations	19,271	32,790	1,113,480	(40,644)	-	-	1,818,449	1,558,196

Equity transactions:
Purchase payments received from contract owners (note 3)	154,503	117,496	15,087	38,610	24	1,558	111,943	188,221
Transfers between funds	125,786	(8,448)	1,132,438	(983,344)	(24)	(1,558)	(432,627)	(564,689)
Redemptions (note 3)	(227,638)	(71,545)	(617,528)	(549,667)	-	-	(753,225)	(873,947)
Annuity benefits	-	-	(231)	(193)	-	-	(5,988)	(3,247)
Contract maintenance charges (note 2)	-	-	(1,349)	(1,393)	-	-	(68,579)	(67,333)
Contingent deferred sales charges (note 2)	-	-	(321)	(100)	-	-	(4,413)	(5,890)
Adjustments to maintain reserves	(11)	(13)	(337)	(138)	-	-	(371)	(101)

Net equity transactions	52,640	37,490	527,759	(1,496,225)	-	-	(1,153,260)	(1,326,986)

Net change in contract owners’ equity	71,911	70,280	1,641,239	(1,536,869)	-	-	665,189	231,210
Contract owners’ equity beginning of period	502,582	432,302	3,902,095	5,438,964	-	-	14,787,289	14,556,079

Contract owners’ equity end of period	$574,493	502,582	5,543,334	3,902,095	-	-	15,452,478	14,787,289

CHANGES IN UNITS:
Beginning units	48,249	44,614	265,809	372,457	-	-	1,095,185	1,203,449
Units purchased	29,746	13,422	116,970	37,343	2	(314)	41,794	48,740
Units redeemed	(24,832)	(9,787)	(81,293)	(143,991)	(2)	314	(121,551)	(157,004)

Ending units	53,163	48,249	301,486	265,809	-	-	1,015,428	1,095,185

	IVKMG2		IVBRA1		JPMMV1		JABS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(258,710)	(256,155)	5,697	(84)	(74,720)	(62,882)	14,097	65,385
Realized gain (loss) on investments	1,071,689	797,255	(4,996)	(1,884)	476,581	391,366	198,911	192,093
Change in unrealized gain (loss) on investments	1,250,082	(2,525,240)	6,540	22,808	623,099	657,946	1,257,601	(76,736)
Reinvested capital gains	1,104,380	1,739,001	8,821	-	653,180	727,954	18,437	143,752

Net increase (decrease) in contract owners’ equity resulting from operations	3,167,441	(245,139)	16,062	20,840	1,678,140	1,714,384	1,489,046	324,494

Equity transactions:
Purchase payments received from contract owners (note 3)	61,113	133,221	-	2,199	215,037	306,801	363,497	211,314
Transfers between funds	(200,432)	(1,346,927)	(7,075)	(1,098)	(821,827)	1,219,276	240,423	(227,143)
Redemptions (note 3)	(2,000,467)	(1,699,972)	(48,722)	(6,599)	(1,321,143)	(1,756,635)	(1,273,149)	(1,090,530)
Annuity benefits	-	-	-	-	-	-	-	(3,064)
Contract maintenance charges (note 2)	(113,235)	(110,807)	-	-	(3,882)	(4,194)	(401)	(516)
Contingent deferred sales charges (note 2)	(4,208)	(4,480)	-	-	(1,737)	(215)	(305)	(1)
Adjustments to maintain reserves	(456)	(385)	5	(12)	(245)	(156)	2,648	(34,195)

Net equity transactions	(2,257,685)	(3,029,350)	(55,792)	(5,510)	(1,933,797)	(235,123)	(667,287)	(1,144,135)

Net change in contract owners’ equity	909,756	(3,274,489)	(39,730)	15,330	(255,657)	1,479,261	821,759	(819,641)
Contract owners’ equity beginning of period	15,980,455	19,254,944	209,603	194,273	14,855,704	13,376,443	9,339,607	10,159,248

Contract owners’ equity end of period	$16,890,211	15,980,455	169,873	209,603	14,600,047	14,855,704	10,161,366	9,339,607

CHANGES IN UNITS:
Beginning units	1,167,613	1,392,724	18,926	19,487	535,946	546,122	392,370	437,539
Units purchased	134,186	87,022	257	215	28,495	111,263	25,674	60,053
Units redeemed	(276,105)	(312,133)	(5,200)	(776)	(95,188)	(121,439)	(51,536)	(105,222)

Ending units	1,025,694	1,167,613	13,983	18,926	469,253	535,946	366,508	392,370

	JAMGS		JAFBS		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$120	554	553,506	454,720	(2,006,332)	(815,188)	(1,161,680)	(883,091)
Realized gain (loss) on investments	(2,111)	(2,997)	(38,309)	46,175	(4,863,896)	(1,094,409)	3,665,166	(211,774)
Change in unrealized gain (loss) on investments	71,399	6,531	375,779	(729,327)	32,403,045	(15,272,527)	24,926,432	5,069,743
Reinvested capital gains	22,780	16,802	-	-	7,622,810	17,371,993	5,498,162	2,126,440

Net increase (decrease) in contract owners’ equity resulting from operations	92,188	20,890	890,976	(228,432)	33,155,627	189,869	32,928,080	6,101,318

Equity transactions:
Purchase payments received from contract owners (note 3)	320,101	49,922	8,152,037	13,411,000	1,284,524	1,568,392	11,040,341	8,152,743
Transfers between funds	114,624	(86,645)	2,794,913	18,294,795	(6,146,130)	(10,778,063)	18,024,479	3,725,483
Redemptions (note 3)	(48,081)	(10,327)	(3,134,843)	(2,185,572)	(15,003,775)	(12,609,433)	(8,069,997)	(6,954,868)
Annuity benefits	-	-	(938)	-	(1,642)	-	(820)	(629)
Contract maintenance charges (note 2)	(81)	(171)	(401,878)	(243,155)	(671,171)	(649,700)	(6,287)	(4,952)
Contingent deferred sales charges (note 2)	-	-	(23,428)	(22,925)	(28,076)	(35,687)	(47,772)	(19,766)
Adjustments to maintain reserves	(19)	(9)	682	(371)	(4,092)	(6,862)	(787)	(660)

Net equity transactions	386,544	(47,230)	7,386,545	29,253,772	(20,570,362)	(22,511,353)	20,939,157	4,897,351

Net change in contract owners’ equity	478,732	(26,340)	8,277,521	29,025,340	12,585,265	(22,321,484)	53,867,237	10,998,669
Contract owners’ equity beginning of period	223,445	249,785	47,777,798	18,752,458	125,005,211	147,326,695	68,805,724	57,807,055

Contract owners’ equity end of period	$702,177	223,445	56,055,319	47,777,798	137,590,476	125,005,211	122,672,961	68,805,724

CHANGES IN UNITS:
Beginning units	14,228	17,758	4,859,004	1,919,575	5,035,118	5,899,324	5,095,862	4,891,607
Units purchased	24,716	3,391	1,670,517	4,210,570	426,392	595,935	3,803,880	2,487,611
Units redeemed	(3,622)	(6,921)	(932,037)	(1,271,141)	(1,115,394)	(1,460,141)	(2,383,389)	(2,283,356)

Ending units	35,322	14,228	5,597,484	4,859,004	4,346,116	5,035,118	6,516,353	5,095,862

	JAIGS		LZREMS		LOVTRC		M2IGSS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$30,773	1,592,428	106,320	(122,697)	341,749	238,087	(66,625)	(68,604)
Realized gain (loss) on investments	(2,351,849)	(8,609,147)	658,270	(1,309,702)	(82,561)	(20,538)	(72,057)	(109,363)
Change in unrealized gain (loss) on investments	13,519,548	1,656,141	8,272,544	5,253,077	118,343	(511,046)	1,250,513	(284,743)
Reinvested capital gains	-	1,277,125	-	-	-	42,909	313,256	701,323

Net increase (decrease) in contract owners’ equity resulting from operations	11,198,472	(4,083,453)	9,037,134	3,820,678	377,531	(250,588)	1,425,087	238,613

Equity transactions:
Purchase payments received from contract owners (note 3)	561,855	1,419,251	9,774,498	6,369,977	10,999,764	5,435,799	43,625	100,235
Transfers between funds	(393,748)	(2,816,761)	(3,031,202)	12,272,295	5,726,281	6,343,978	(818,741)	317,553
Redemptions (note 3)	(5,155,735)	(6,349,418)	(2,335,627)	(3,336,804)	(1,147,511)	(221,207)	(531,246)	(713,127)
Annuity benefits	(10,156)	(8,998)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,903)	(9,214)	(1,337)	(1,233)	(98,746)	(11,429)	(480)	(586)
Contingent deferred sales charges (note 2)	(14,390)	(29,854)	(17,165)	(45,990)	(6,192)	(1,290)	(30)	(78)
Adjustments to maintain reserves	(1,125)	(694)	(598)	(416)	(284)	(29)	(239)	(128)

Net equity transactions	(5,021,202)	(7,795,688)	4,388,569	15,257,829	15,473,312	11,545,822	(1,307,111)	(296,131)

Net change in contract owners’ equity	6,177,270	(11,879,141)	13,425,703	19,078,507	15,850,843	11,295,234	117,976	(57,518)
Contract owners’ equity beginning of period	39,379,854	51,258,995	35,091,210	16,012,703	11,295,234	-	6,098,868	6,156,386

Contract owners’ equity end of period	$45,557,124	39,379,854	48,516,913	35,091,210	27,146,077	11,295,234	6,216,844	6,098,868

CHANGES IN UNITS:
Beginning units	2,427,421	2,950,471	4,087,331	2,211,426	1,134,112	-	601,619	633,135
Units purchased	401,365	405,572	2,242,353	3,408,513	1,988,321	1,404,911	26,487	88,915
Units redeemed	(639,528)	(928,622)	(1,848,998)	(1,532,608)	(461,782)	(270,799)	(142,490)	(120,431)

Ending units	2,189,258	2,427,421	4,480,686	4,087,331	2,660,651	1,134,112	485,616	601,619

	MNDSC		MVUSC		MVFSC		MVIVSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(484,938)	(410,285)	5,925	4,063	700,208	1,294,762	(642,394)	(902,270)
Realized gain (loss) on investments	(784,578)	(1,074,907)	(5,532)	(5,371)	24,622,547	16,241,744	8,494,585	5,049,046
Change in unrealized gain (loss) on investments	7,124,208	2,026,483	20,168	12,019	17,306,027	(5,644,373)	50,158,403	(4,607,125)
Reinvested capital gains	605,596	1,260,284	-	3,044	16,169,518	31,270,320	257,308	5,100,115

Net increase (decrease) in contract owners’ equity resulting from operations	6,460,288	1,801,575	20,561	13,755	58,798,300	43,162,453	58,267,902	4,639,766

Equity transactions:
Purchase payments received from contract owners (note 3)	2,366,493	3,033,973	17,500	12,030	20,322,373	19,888,706	22,731,422	21,546,028
Transfers between funds	4,967,571	(1,148,923)	(3,635)	553	(13,073,965)	9,002,469	12,486,084	4,768,311
Redemptions (note 3)	(1,776,128)	(1,323,850)	-	(11,549)	(37,680,801)	(32,213,522)	(16,719,275)	(13,828,503)
Annuity benefits	-	-	-	-	(17,850)	(15,653)	(1,591)	(1,453)
Contract maintenance charges (note 2)	(88,151)	(76,678)	-	-	(2,073,173)	(2,026,270)	(1,462,012)	(1,253,142)
Contingent deferred sales charges (note 2)	(10,437)	(7,617)	-	-	(95,527)	(86,506)	(73,198)	(60,761)
Adjustments to maintain reserves	(803)	(511)	(7)	(13)	(1,408)	(1,052)	(1,439)	(1,315)

Net equity transactions	5,458,545	476,394	13,858	1,021	(32,620,351)	(5,451,828)	16,959,991	11,169,165

Net change in contract owners’ equity	11,918,833	2,277,969	34,419	14,776	26,177,949	37,710,625	75,227,893	15,808,931
Contract owners’ equity beginning of period	26,229,003	23,951,034	148,800	134,024	396,385,607	358,674,982	224,182,054	208,373,123

Contract owners’ equity end of period	$38,147,836	26,229,003	183,219	148,800	422,563,556	396,385,607	299,409,947	224,182,054

CHANGES IN UNITS:
Beginning units	1,975,791	1,931,535	13,452	13,406	13,487,674	13,646,938	14,144,359	13,447,782
Units purchased	785,601	467,281	2,966	2,131	1,357,463	2,415,827	3,577,070	3,303,139
Units redeemed	(453,012)	(423,025)	(1,874)	(2,085)	(2,379,931)	(2,575,091)	(2,589,827)	(2,606,562)

Ending units	2,308,380	1,975,791	14,544	13,452	12,465,206	13,487,674	15,131,602	14,144,359

	MSGI2		MSVFI		MSVF2		MSEM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$86,380	21,457	44,711	14,838	150,678	18,629	71,810	79,138
Realized gain (loss) on investments	(5,832)	(49,992)	12,957	1,612	108,367	215,171	14,938	6,155
Change in unrealized gain (loss) on investments	481,092	(76,485)	54,664	79,878	194,022	240,125	55,417	77,589
Reinvested capital gains	613,659	267,440	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,175,299	162,420	112,332	96,328	453,067	473,925	142,165	162,882

Equity transactions:
Purchase payments received from contract owners (note 3)	2,463,363	2,017,215	203,980	15,264	236,492	367,966	-	-
Transfers between funds	1,598,794	5,893,493	345,580	305,945	508,438	(260,489)	(23,958)	(87,113)
Redemptions (note 3)	(961,869)	(378,120)	(408,837)	(302,215)	(1,245,858)	(1,496,416)	(160,651)	(130,850)
Annuity benefits	-	-	(1,184)	-	(1,089)	(1,096)	-	-
Contract maintenance charges (note 2)	(522)	(270)	(400)	(407)	(18,890)	(20,163)	(924)	(1,032)
Contingent deferred sales charges (note 2)	(3,460)	(2,635)	-	(72)	(100)	(817)	-	(76)
Adjustments to maintain reserves	(332)	(136)	1,176	(44)	(338)	(208)	(47)	(56)

Net equity transactions	3,095,974	7,529,547	140,315	18,471	(521,345)	(1,411,223)	(185,580)	(219,127)

Net change in contract owners’ equity	4,271,273	7,691,967	252,647	114,799	(68,278)	(937,298)	(43,415)	(56,245)
Contract owners’ equity beginning of period	8,963,172	1,271,205	2,183,887	2,069,088	10,615,879	11,553,177	1,789,500	1,845,745

Contract owners’ equity end of period	$13,234,445	8,963,172	2,436,534	2,183,887	10,547,601	10,615,879	1,746,085	1,789,500

CHANGES IN UNITS:
Beginning units	964,729	154,932	164,356	163,055	799,543	908,448	64,563	72,640
Units purchased	934,178	1,215,315	57,083	71,161	91,729	122,940	-	-
Units redeemed	(612,864)	(405,518)	(48,758)	(69,860)	(131,606)	(231,845)	(6,384)	(8,077)

Ending units	1,286,043	964,729	172,681	164,356	759,666	799,543	58,179	64,563

	MSEMB		VKVGR2		MSVRE		MSVREB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$29,128	26,425	1,964	(2,122)	5	(32)	(1)	(9)
Realized gain (loss) on investments	18,903	4,662	6,512	251	1,274	1,301	155	157
Change in unrealized gain (loss) on investments	1,970	24,366	12,002	4,677	(939)	192	(114)	29
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,001	55,453	20,478	2,806	340	1,461	40	177

Equity transactions:
Purchase payments received from contract owners (note 3)	127,972	-	42,518	537	-	(1,109)	-	-
Transfers between funds	(29,471)	542	(233,737)	51,186	-	-	-	-
Redemptions (note 3)	(50,813)	(55,217)	(49,724)	(20,662)	-	1,109	-	-
Annuity benefits	-	-	-	-	(3,103)	(3,189)	(537)	(553)
Contract maintenance charges (note 2)	(91)	(86)	(6)	(6)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(81)	(62)	(14)	(5)	1,119	1,057	(2)	3

Net equity transactions	47,516	(54,823)	(240,963)	31,050	(1,984)	(2,132)	(539)	(550)

Net change in contract owners’ equity	97,517	630	(220,485)	33,856	(1,644)	(671)	(499)	(373)
Contract owners’ equity beginning of period	601,667	601,037	436,532	402,676	28,349	29,020	3,182	3,555

Contract owners’ equity end of period	$699,184	601,667	216,047	436,532	26,705	28,349	2,683	3,182

CHANGES IN UNITS:
Beginning units	34,535	37,621	41,570	38,899	-	-	-	-
Units purchased	16,633	949	6,884	6,267	-	-	-	-
Units redeemed	(7,745)	(4,035)	(29,490)	(3,596)	-	-	-	-

Ending units	43,423	34,535	18,964	41,570	-	-	-	-

	NAMGI2		NAMAA2		NVAMV1		NVAMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(509,499)	408,710	7,544,269	(11,636,179)	134,907	455,837	44,082	1,288,987
Realized gain (loss) on investments	(20,023)	(530,341)	597,454	(195,199)	1,156,720	797,967	4,221,995	2,261,107
Change in unrealized gain (loss) on investments	36,356,376	1,048,622	154,968,774	66,531,104	181,811	2,166,861	983,664	8,004,570
Reinvested capital gains	250,869	7,639,902	15,239,276	-	1,628,404	4,364,072	6,830,745	15,831,432

Net increase (decrease) in contract owners’ equity resulting from operations	36,077,723	8,566,893	178,349,773	54,699,726	3,101,842	7,784,737	12,080,486	27,386,096

Equity transactions:
Purchase payments received from contract owners (note 3)	109,201,385	79,822,242	323,284,516	335,165,189	668,212	643,862	13,139,872	11,302,317
Transfers between funds	(11,146,006)	(7,716,137)	53,423,836	28,328,045	(1,270,715)	624,172	(8,072,217)	8,509,725
Redemptions (note 3)	(4,767,872)	(2,279,093)	(29,520,700)	(16,670,751)	(5,634,869)	(6,314,537)	(15,879,136)	(15,355,177)
Annuity benefits	-	-	-	-	(12,502)	(4,531)	(25,653)	(23,322)
Contract maintenance charges (note 2)	(1,680,484)	(623,199)	(13,289,417)	(7,968,034)	(15,227)	(16,770)	(875,161)	(818,960)
Contingent deferred sales charges (note 2)	(53,189)	(31,665)	(568,440)	(275,491)	(2,546)	(1,307)	(44,887)	(37,607)
Adjustments to maintain reserves	(833)	(310)	(2,663)	(234)	2,042	3,434	(1,550)	(1,267)

Net equity transactions	91,553,001	69,171,838	333,327,132	338,578,724	(6,265,605)	(5,065,677)	(11,758,732)	3,575,709

Net change in contract owners’ equity	127,630,724	77,738,731	511,676,905	393,278,450	(3,163,763)	2,719,060	321,754	30,961,805
Contract owners’ equity beginning of period	142,032,231	64,293,500	987,741,851	594,463,401	47,747,239	45,028,179	185,461,886	154,500,081

Contract owners’ equity end of period	$269,662,955	142,032,231	1,499,418,756	987,741,851	44,583,476	47,747,239	185,783,640	185,461,886

CHANGES IN UNITS:
Beginning units	13,095,102	6,439,133	96,551,805	62,152,068	1,867,130	2,093,055	7,464,284	7,354,304
Units purchased	9,514,216	8,015,208	36,584,254	39,646,036	69,216	112,845	1,142,504	1,753,865
Units redeemed	(1,913,695)	(1,359,239)	(6,695,442)	(5,246,299)	(310,464)	(338,770)	(1,609,446)	(1,643,885)

Ending units	20,695,623	13,095,102	126,440,617	96,551,805	1,625,882	1,867,130	6,997,342	7,464,284

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(25,164,923)	25,226,479	(5,427,470)	23,743,520	(2,523,242)	(87,576)	(6,524,106)	(5,556,370)
Realized gain (loss) on investments	63,719,828	14,746,963	1,421,598	8,722,404	11,564,938	9,480,510	19,500,576	9,536,982
Change in unrealized gain (loss) on investments	652,513,562	16,448,644	38,417,907	(25,182,335)	41,874,751	(37,020,712)	63,546,186	(61,254,146)
Reinvested capital gains	141,948,822	347,686,969	7,435,690	7,694,907	24,035,364	24,533,853	39,086,580	86,756,436

Net increase (decrease) in contract owners’ equity resulting from operations	833,017,289	404,109,055	41,847,725	14,978,496	74,951,811	(3,093,925)	115,609,236	29,482,902

Equity transactions:
Purchase payments received from contract owners (note 3)	379,476,113	439,925,786	374,324,680	409,489,117	25,480,653	23,522,797	54,589,133	41,298,095
Transfers between funds	16,447,363	98,668,652	260,298,163	44,512,087	(4,166,053)	(5,591,398)	6,720,930	(17,031,101)
Redemptions (note 3)	(429,635,887)	(328,189,173)	(135,928,199)	(112,874,001)	(22,455,480)	(16,239,920)	(40,913,009)	(27,501,235)
Annuity benefits	(16,998)	(15,163)	(41,255)	(44,750)	(5,795)	(5,254)	(20,698)	(14,179)
Contract maintenance charges (note 2)	(64,136,717)	(57,578,466)	(28,438,676)	(22,806,370)	(1,334,942)	(1,174,203)	(1,502,317)	(1,343,441)
Contingent deferred sales charges (note 2)	(1,817,479)	(1,994,580)	(961,852)	(1,059,401)	(84,915)	(68,907)	(120,200)	(129,083)
Adjustments to maintain reserves	(72,951)	(1,718)	(51,684)	8,769	(6,078)	(9,632)	(1,992)	264

Net equity transactions	(99,756,556)	150,815,338	469,201,177	317,225,451	(2,572,610)	433,483	18,751,847	(4,720,680)

Net change in contract owners’ equity	733,260,733	554,924,393	511,048,902	332,203,947	72,379,201	(2,660,442)	134,361,083	24,762,222
Contract owners’ equity beginning of period	5,946,135,338	5,391,210,945	2,298,311,738	1,966,107,791	257,511,644	260,172,086	441,447,667	416,685,445

Contract owners’ equity end of period	$6,679,396,071	5,946,135,338	2,809,360,640	2,298,311,738	329,890,845	257,511,644	575,808,750	441,447,667

CHANGES IN UNITS:
Beginning units	385,906,351	375,976,645	199,364,903	172,807,397	16,411,990	16,378,721	27,107,207	27,464,041
Units purchased	36,403,350	49,534,670	58,627,810	47,800,368	3,228,466	2,897,082	5,407,062	4,162,320
Units redeemed	(42,599,488)	(39,604,964)	(18,906,401)	(21,242,862)	(3,335,556)	(2,863,813)	(4,398,049)	(4,519,154)

Ending units	379,710,213	385,906,351	239,086,312	199,364,903	16,304,900	16,411,990	28,116,220	27,107,207

	GVAGI2		HIBF		GEM		GEM2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,547,251)	(6,942,912)	2,544,917	2,849,360	7,643	(41,503)	(370,728)	(390,715)
Realized gain (loss) on investments	94,071,612	38,043,268	1,563,385	(3,914,095)	102,492	(396,133)	267,624	(2,699,223)
Change in unrealized gain (loss) on investments	145,223,909	(147,452,882)	(594,278)	9,905,911	2,925,748	926,106	17,812,475	5,735,055
Reinvested capital gains	279,886,157	340,271,573	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	516,634,427	223,919,047	3,514,024	8,841,176	3,035,883	488,470	17,709,371	2,645,117

Equity transactions:
Purchase payments received from contract owners (note 3)	320,540,696	375,324,250	4,001,993	3,900,472	527,268	278,740	5,462,579	2,256,802
Transfers between funds	(184,503,491)	(24,673,852)	(6,641,164)	6,062,951	1,018,387	(281,640)	3,983,393	(6,192,850)
Redemptions (note 3)	(155,860,138)	(125,322,795)	(8,198,110)	(8,479,153)	(1,345,805)	(1,269,468)	(4,435,298)	(4,200,139)
Annuity benefits	(22,962)	(20,441)	(311)	(306)	(846)	(703)	(7,171)	(5,511)
Contract maintenance charges (note 2)	(28,021,397)	(23,168,825)	(3,787)	(4,429)	(4,013)	(4,457)	(3,508)	(3,904)
Contingent deferred sales charges (note 2)	(1,020,035)	(1,138,077)	(11,541)	(16,000)	(609)	(892)	(12,936)	(18,652)
Adjustments to maintain reserves	(37,720)	15,451	(1,156)	(902)	(1,029)	(2,606)	(2,195)	(2,982)

Net equity transactions	(48,925,047)	201,015,711	(10,854,076)	1,462,633	193,353	(1,281,026)	4,984,864	(8,167,236)

Net change in contract owners’ equity	467,709,380	424,934,758	(7,340,052)	10,303,809	3,229,236	(792,556)	22,694,235	(5,522,119)
Contract owners’ equity beginning of period	2,606,759,337	2,181,824,579	72,969,003	62,665,194	7,807,404	8,599,960	45,436,271	50,958,390

Contract owners’ equity end of period	$3,074,468,717	2,606,759,337	65,628,951	72,969,003	11,036,640	7,807,404	68,130,506	45,436,271

CHANGES IN UNITS:
Beginning units	180,180,514	165,263,144	3,399,461	3,261,275	426,004	494,600	1,775,366	2,110,360
Units purchased	23,656,166	35,739,816	733,149	3,020,172	137,370	63,310	659,706	346,748
Units redeemed	(27,211,273)	(20,822,446)	(1,237,531)	(2,881,986)	(111,048)	(131,906)	(481,303)	(681,742)

Ending units	176,625,407	180,180,514	2,895,079	3,399,461	452,326	426,004	1,953,769	1,775,366

	GIG		NVIE6		NVNMO1		NVNMO2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$65,904	131,346	(20,399)	142,457	(608,264)	(375,527)	(314,396)	(203,087)
Realized gain (loss) on investments	62,608	(462,773)	1,174,413	143,621	2,945,968	1,635,282	490,052	95,215
Change in unrealized gain (loss) on investments	3,854,846	186,332	8,773,063	(602,833)	11,646,608	3,271,494	5,592,992	1,582,050
Reinvested capital gains	-	-	-	-	1,527,858	3,293,419	677,596	1,197,666

Net increase (decrease) in contract owners’ equity resulting from operations	3,983,358	(145,095)	9,927,077	(316,755)	15,512,170	7,824,668	6,446,244	2,671,844

Equity transactions:
Purchase payments received from contract owners (note 3)	221,676	308,532	4,066,493	2,145,876	901,531	615,396	6,162,791	820,551
Transfers between funds	(130,605)	(536,080)	3,412,854	(604,164)	(658,473)	(1,829,395)	4,556,128	(915,465)
Redemptions (note 3)	(1,870,032)	(2,380,928)	(3,118,660)	(2,261,999)	(8,621,425)	(7,127,561)	(2,252,645)	(2,330,106)
Annuity benefits	(4,534)	(4,019)	-	-	(15,987)	(11,893)	-	-
Contract maintenance charges (note 2)	(6,789)	(7,334)	(226,258)	(208,064)	(26,084)	(27,580)	(208,639)	(196,156)
Contingent deferred sales charges (note 2)	(912)	(1,265)	(12,508)	(6,264)	(884)	(1,271)	(6,299)	(11,652)
Adjustments to maintain reserves	75	175	(1,176)	(565)	(8,178)	929	(761)	(361)

Net equity transactions	(1,791,121)	(2,620,919)	4,120,745	(935,180)	(8,429,500)	(8,381,375)	8,250,575	(2,633,189)

Net change in contract owners’ equity	2,192,237	(2,766,014)	14,047,822	(1,251,935)	7,082,670	(556,707)	14,696,819	38,655
Contract owners’ equity beginning of period	15,997,230	18,763,244	38,728,376	39,980,311	70,866,178	71,422,885	25,449,885	25,411,230

Contract owners’ equity end of period	$18,189,467	15,997,230	52,776,198	38,728,376	77,948,848	70,866,178	40,146,704	25,449,885

CHANGES IN UNITS:
Beginning units	1,229,114	1,434,332	4,680,764	4,786,711	4,870,321	5,502,381	1,806,938	2,018,042
Units purchased	50,240	46,105	1,268,749	810,273	109,164	54,953	1,085,438	151,980
Units redeemed	(167,655)	(251,323)	(841,913)	(916,220)	(634,204)	(687,013)	(572,932)	(363,084)

Ending units	1,111,699	1,229,114	5,107,600	4,680,764	4,345,281	4,870,321	2,319,444	1,806,938

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,102)	(11,528)	(1,174,296)	(956,565)	(317,749)	416,645	8,626,403	25,057,363
Realized gain (loss) on investments	(28,673)	(51,451)	10,258,748	10,461,002	1,248,950	207,217	39,859,951	28,162,185
Change in unrealized gain (loss) on investments	193,467	10,537	(1,435,730)	(12,079,891)	5,738,071	(1,805,131)	68,628,464	(59,493,934)
Reinvested capital gains	185,986	211,717	10,582,509	11,920,463	4,858,858	5,384,382	104,446,870	102,592,055

Net increase (decrease) in contract owners’ equity resulting from operations	335,678	159,275	18,231,231	9,345,009	11,528,130	4,203,113	221,561,688	96,317,669

Equity transactions:
Purchase payments received from contract owners (note 3)	115,273	131,675	3,844,142	2,320,904	3,415,494	6,045,850	74,358,097	132,371,513
Transfers between funds	49,015	(115,397)	(4,906,206)	(5,256,394)	(2,295,842)	(2,454,370)	(36,608,297)	(28,905,460)
Redemptions (note 3)	(395,515)	(542,045)	(14,590,168)	(13,267,784)	(6,150,036)	(5,012,865)	(128,422,984)	(117,650,449)
Annuity benefits	-	-	(7,948)	(6,839)	(859)	(769)	(9,317)	(8,908)
Contract maintenance charges (note 2)	(831)	(889)	(677,927)	(699,172)	(4,643)	(5,129)	(26,361,616)	(24,976,954)
Contingent deferred sales charges (note 2)	(840)	(2,221)	(16,325)	(11,685)	(33,094)	(18,560)	(814,664)	(1,156,377)
Adjustments to maintain reserves	(145)	(33)	(938)	(759)	(841)	(740)	(5,890)	(6,701)

Net equity transactions	(233,043)	(528,910)	(16,355,370)	(16,921,729)	(5,069,821)	(1,446,583)	(117,864,671)	(40,333,336)

Net change in contract owners’ equity	102,635	(369,635)	1,875,861	(7,576,720)	6,458,309	2,756,530	103,697,017	55,984,333
Contract owners’ equity beginning of period	2,103,063	2,472,698	117,910,139	125,486,859	67,472,151	64,715,621	2,182,848,151	2,126,863,818

Contract owners’ equity end of period	$2,205,698	2,103,063	119,786,000	117,910,139	73,930,460	67,472,151	2,286,545,168	2,182,848,151

CHANGES IN UNITS:
Beginning units	129,072	164,906	7,416,099	8,567,800	5,239,664	5,356,750	170,712,773	174,013,314
Units purchased	17,193	11,950	442,508	420,253	420,300	614,587	9,432,544	14,270,541
Units redeemed	(30,627)	(47,784)	(1,400,715)	(1,571,954)	(788,205)	(731,673)	(18,312,528)	(17,571,082)

Ending units	115,638	129,072	6,457,892	7,416,099	4,871,759	5,239,664	161,832,789	170,712,773

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,297,214	31,207,156	3,757,723	6,938,839	6,713,900	31,055,490	(358,169)	3,576,908
Realized gain (loss) on investments	41,841,224	38,162,617	(1,642,979)	(2,367,910)	39,684,833	35,750,699	3,453,611	3,486,766
Change in unrealized gain (loss) on investments	135,953,914	(128,136,197)	16,586,935	(2,166,263)	103,001,685	(115,104,841)	23,396,173	(16,475,654)
Reinvested capital gains	176,519,613	203,418,155	14,653,561	19,745,565	162,989,937	180,128,157	27,965,620	29,619,034

Net increase (decrease) in contract owners’ equity resulting from operations	357,611,965	144,651,731	33,355,240	22,150,231	312,390,355	131,829,505	54,457,235	20,207,054

Equity transactions:
Purchase payments received from contract owners (note 3)	20,780,133	23,870,566	21,698,707	39,312,245	31,530,519	44,648,329	6,693,492	10,070,085
Transfers between funds	(24,703,012)	(49,763,657)	(3,920,118)	26,499,072	(41,886,594)	(48,711,686)	(7,969,176)	(8,816,165)
Redemptions (note 3)	(176,561,967)	(151,074,616)	(68,305,737)	(64,390,277)	(184,772,183)	(144,957,349)	(36,469,964)	(31,153,160)
Annuity benefits	(10,949)	(5,045)	(2,424)	(2,420)	(5,481)	(5,150)	-	-
Contract maintenance charges (note 2)	(32,733,312)	(32,398,552)	(8,904,735)	(8,843,857)	(30,186,950)	(29,845,889)	(1,871,611)	(1,991,854)
Contingent deferred sales charges (note 2)	(439,054)	(616,200)	(313,524)	(573,547)	(651,734)	(897,851)	(57,659)	(54,813)
Adjustments to maintain reserves	(9,659)	(3,748)	(9,615)	(911)	(23,070)	(190)	(1,377)	(780)

Net equity transactions	(213,677,820)	(209,991,252)	(59,757,446)	(7,999,695)	(225,995,493)	(179,769,786)	(39,676,295)	(31,946,687)

Net change in contract owners’ equity	143,934,145	(65,339,521)	(26,402,206)	14,150,536	86,394,862	(47,940,281)	14,780,940	(11,739,633)
Contract owners’ equity beginning of period	2,632,411,493	2,697,751,014	723,059,085	708,908,549	2,652,047,952	2,699,988,233	354,523,164	366,262,797

Contract owners’ equity end of period	$2,776,345,638	2,632,411,493	696,656,879	723,059,085	2,738,442,814	2,652,047,952	369,304,104	354,523,164

CHANGES IN UNITS:
Beginning units	200,598,080	217,431,242	60,815,023	61,515,066	204,434,070	218,892,033	27,286,181	29,878,087
Units purchased	5,277,793	5,916,997	7,397,530	11,846,905	6,150,807	7,241,278	1,047,070	2,205,806
Units redeemed	(20,447,124)	(22,750,159)	(12,371,041)	(12,546,948)	(22,644,335)	(21,699,241)	(3,881,778)	(4,797,712)

Ending units	185,428,749	200,598,080	55,841,512	60,815,023	187,940,542	204,434,070	24,451,473	27,286,181

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,275,352	9,029,250	56,242	61,024	1,452,258	1,279,749	589,578	903,701
Realized gain (loss) on investments	8,115,646	6,102,786	(17,267)	10,735	184,667	220,201	(430,054)	(157,108)
Change in unrealized gain (loss) on investments	20,510,203	(12,282,810)	64,944	58,998	1,026,816	1,371,622	1,350,537	109,490
Reinvested capital gains	33,317,810	32,712,462	—	6,228	—	168,646	—	265,927

Net increase (decrease) in contract owners’ equity resulting from operations	65,219,011	35,561,688	103,919	136,985	2,663,741	3,040,218	1,510,061	1,122,010

Equity transactions:
Purchase payments received from contract owners (note 3)	21,854,076	44,043,351	48,700	134,224	5,792,521	6,408,011	3,215,265	5,082,393
Transfers between funds	(17,623,463)	(12,530,690)	127,425	805,439	5,559,965	516,167	2,850,402	497,281
Redemptions (note 3)	(59,954,856)	(57,867,931)	(298,295)	(455,344)	(9,592,067)	(9,304,867)	(4,458,172)	(4,107,198)
Annuity benefits	—	(12,899)	—	—	(6,232)	(6,206)	—	—
Contract maintenance charges (note 2)	(9,543,950)	(9,395,409)	(826)	(941)	(606,285)	(556,661)	(548,213)	(545,877)
Contingent deferred sales charges (note 2)	(360,852)	(416,740)	(534)	(313)	(19,237)	(11,946)	(15,348)	(27,086)
Adjustments to maintain reserves	(2,339)	(2,723)	(34)	(59)	(896)	(737)	(781)	(637)

Net equity transactions	(65,631,384)	(36,183,041)	(123,564)	483,006	1,127,769	(2,956,239)	1,043,153	898,876

Net change in contract owners’ equity	(412,373)	(621,353)	(19,645)	619,991	3,791,510	83,979	2,553,214	2,020,886
Contract owners’ equity beginning of period	819,439,987	820,061,340	3,482,975	2,862,984	96,083,897	95,999,918	67,608,454	65,587,568

Contract owners’ equity end of period	$819,027,614	819,439,987	3,463,330	3,482,975	99,875,407	96,083,897	70,161,668	67,608,454

CHANGES IN UNITS:
Beginning units	65,146,020	68,111,828	272,710	233,064	7,826,378	8,086,301	5,144,916	5,081,927
Units purchased	3,077,446	6,185,866	35,616	131,905	2,632,173	1,843,876	927,342	1,501,419
Units redeemed	(8,096,066)	(9,151,674)	(45,107)	(92,259)	(2,538,996)	(2,103,799)	(850,164)	(1,438,430)

Ending units	60,127,400	65,146,020	263,219	272,710	7,919,555	7,826,378	5,222,094	5,144,916

	TRF		TRF2		GBF		GVIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(387,869)	102,829	(834,428)	(420,234)	1,298,348	950,760	26,317	12,563
Realized gain (loss) on investments	3,171,918	3,934,928	15,022,062	12,720,531	(3,952,023)	(3,800,037)	18,714	(11,811)
Change in unrealized gain (loss) on investments	18,811,471	7,058,044	4,652,507	(2,458,379)	4,016,670	1,598,835	137,198	11,004
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,595,520	11,095,801	18,840,141	9,841,918	1,362,995	(1,250,442)	182,229	11,756

Equity transactions:
Purchase payments received from contract owners (note 3)	1,030,174	1,471,776	2,461,815	2,959,287	5,139,597	8,119,029	499,497	173,938
Transfers between funds	(1,270,412)	(1,825,628)	(5,954,192)	(8,177,591)	7,080,585	5,528,118	209,458	190,762
Redemptions (note 3)	(11,626,956)	(13,138,176)	(13,719,185)	(13,373,752)	(28,673,409)	(29,719,293)	(117,472)	(85,504)
Annuity benefits	(48,504)	(42,470)	(5,904)	(5,062)	(20,832)	(22,485)	-	-
Contract maintenance charges (note 2)	(61,224)	(66,418)	(555,509)	(575,431)	(1,011,833)	(1,023,644)	(113)	(562)
Contingent deferred sales charges (note 2)	(1,501)	(2,960)	(20,428)	(9,675)	(38,533)	(61,648)	-	-
Adjustments to maintain reserves	1,019	5,976	(2,077)	(890)	1,011	4,051	(20)	1

Net equity transactions	(11,977,404)	(13,597,900)	(17,795,480)	(19,183,114)	(17,523,414)	(17,175,872)	591,350	278,635

Net change in contract owners’ equity	9,618,116	(2,502,099)	1,044,661	(9,341,196)	(16,160,419)	(18,426,314)	773,579	290,391
Contract owners’ equity beginning of period	119,350,999	121,853,098	111,083,740	120,424,936	218,506,789	236,933,103	589,297	298,906

Contract owners’ equity end of period	$128,969,115	119,350,999	112,128,401	111,083,740	202,346,370	218,506,789	1,362,876	589,297

CHANGES IN UNITS:
Beginning units	1,304,033	1,468,479	4,706,075	5,584,163	13,597,359	14,815,954	57,766	29,332
Units purchased	10,696	24,251	271,559	282,574	1,666,653	3,700,953	63,845	36,982
Units redeemed	(130,430)	(188,697)	(963,046)	(1,160,662)	(2,843,034)	(4,919,548)	(13,666)	(8,548)

Ending units	1,184,299	1,304,033	4,014,588	4,706,075	12,420,978	13,597,359	107,945	57,766

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$807,297	474,704	(206,600)	(97,766)	5,866,069	7,351,976	2,638,736	4,647,999
Realized gain (loss) on investments	1,303,617	(284,916)	7,814,835	8,683,793	18,577,696	3,835,554	33,710,891	23,504,863
Change in unrealized gain (loss) on investments	11,336,940	(639,864)	6,920,957	(8,744,217)	79,545,096	21,735,444	94,874,082	1,058,936
Reinvested capital gains	-	-	13,088,003	13,024,614	37,319,326	33,730,951	55,312,340	56,678,929

Net increase (decrease) in contract owners’ equity resulting from operations	13,447,854	(450,076)	27,617,195	12,866,424	141,308,187	66,653,925	186,536,049	85,890,727

Equity transactions:
Purchase payments received from contract owners (note 3)	15,284,026	6,472,830	5,741,135	8,873,402	78,720,979	182,875,045	18,587,486	18,250,545
Transfers between funds	1,842,158	640,630	(1,590,586)	(6,744,922)	(22,793,747)	8,975,590	1,614,371	(9,817,480)
Redemptions (note 3)	(3,484,367)	(2,939,438)	(20,754,233)	(22,831,256)	(75,922,122)	(65,478,027)	(97,843,592)	(56,988,225)
Annuity benefits	(2,798)	(2,097)	(15,741)	(14,149)	-	-	(2,556)	(2,378)
Contract maintenance charges (note 2)	(224,771)	(189,892)	(22,258)	(25,486)	(18,052,769)	(15,747,350)	(18,543,111)	(17,843,019)
Contingent deferred sales charges (note 2)	(25,102)	(16,506)	(37,608)	(15,408)	(647,358)	(794,611)	(356,666)	(312,028)
Adjustments to maintain reserves	(1,507)	(2,215)	(159)	357	(1,869)	(1,139)	(3,241)	(1,072)

Net equity transactions	13,387,639	3,963,312	(16,679,450)	(20,757,462)	(38,696,886)	109,829,508	(96,547,309)	(66,713,657)

Net change in contract owners’ equity	26,835,493	3,513,236	10,937,745	(7,891,038)	102,611,301	176,483,433	89,988,740	19,177,070
Contract owners’ equity beginning of period	54,370,257	50,857,021	175,617,342	183,508,380	1,499,704,435	1,323,221,002	1,461,485,391	1,442,308,321

Contract owners’ equity end of period	$81,205,750	54,370,257	186,555,087	175,617,342	1,602,315,736	1,499,704,435	1,551,474,131	1,461,485,391

CHANGES IN UNITS:
Beginning units	5,900,388	5,462,717	7,220,827	8,101,133	94,544,701	87,448,829	79,973,616	83,811,605
Units purchased	2,564,345	1,278,185	575,126	1,026,622	6,373,067	15,471,561	2,976,568	3,091,301
Units redeemed	(1,290,016)	(840,514)	(1,235,000)	(1,906,928)	(8,749,421)	(8,375,689)	(7,907,344)	(6,929,290)

Ending units	7,174,717	5,900,388	6,560,953	7,220,827	92,168,347	94,544,701	75,042,840	79,973,616

	GVIDC		GVIDM		GVDMA		GVDMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,744,127	3,289,834	5,793,122	8,408,276	832,128	1,940,312	2,771,516	3,671,409
Realized gain (loss) on investments	(93,569)	(659,347)	17,321,998	22,225,706	16,014,926	(2,241,852)	966,137	(1,421,799)
Change in unrealized gain (loss) on investments	10,797,435	1,660,280	90,438,625	(31,627,249)	46,423,546	(5,810,385)	22,037,547	1,148,048
Reinvested capital gains	14,022,699	14,531,324	141,481,794	128,451,854	52,403,736	60,773,482	34,166,181	29,793,146

Net increase (decrease) in contract owners’ equity resulting from operations	27,470,692	18,822,091	255,035,539	127,458,587	115,674,336	54,661,557	59,941,381	33,190,804

Equity transactions:
Purchase payments received from contract owners (note 3)	23,798,266	54,356,554	30,723,673	43,494,557	14,709,413	17,455,322	23,894,504	48,356,711
Transfers between funds	21,630,763	60,787,630	(16,042,641)	(50,579,619)	(19,194,678)	(20,078,190)	(16,741,017)	75,499
Redemptions (note 3)	(88,010,856)	(80,912,145)	(187,007,358)	(179,297,657)	(94,381,996)	(96,715,610)	(68,611,658)	(60,513,343)
Annuity benefits	-	-	(18,883)	(17,876)	(17,973)	(16,431)	(10,569)	(9,869)
Contract maintenance charges (note 2)	(8,014,337)	(7,617,115)	(20,518,145)	(20,302,343)	(3,660,819)	(3,960,626)	(7,878,047)	(7,544,369)
Contingent deferred sales charges (note 2)	(800,682)	(674,735)	(543,741)	(531,118)	(58,272)	(79,903)	(207,239)	(334,941)
Adjustments to maintain reserves	(8,686)	(1,032)	(14,114)	(1,591)	(50,696)	(330)	(3,113)	(838)

Net equity transactions	(51,405,532)	25,939,157	(193,421,209)	(207,235,647)	(102,655,021)	(103,395,768)	(69,557,139)	(19,971,150)

Net change in contract owners’ equity	(23,934,840)	44,761,248	61,614,330	(79,777,060)	13,019,315	(48,734,211)	(9,615,758)	13,219,654
Contract owners’ equity beginning of period	692,459,501	647,698,253	2,360,990,523	2,440,767,583	819,542,485	868,276,696	821,952,792	808,733,138

Contract owners’ equity end of period	$668,524,661	692,459,501	2,422,604,853	2,360,990,523	832,561,800	819,542,485	812,337,034	821,952,792

CHANGES IN UNITS:
Beginning units	48,849,367	46,933,158	122,410,696	133,428,382	35,794,497	40,552,102	48,904,136	50,084,778
Units purchased	7,304,166	14,554,381	4,702,375	5,422,378	1,373,892	2,099,134	2,431,137	5,085,392
Units redeemed	(10,928,913)	(12,638,172)	(14,032,541)	(16,440,064)	(5,494,042)	(6,856,739)	(6,384,894)	(6,266,034)

Ending units	45,224,620	48,849,367	113,080,530	122,410,696	31,674,347	35,794,497	44,950,379	48,904,136

	MCIF		SAM		NVMIG1		NVMIG6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(910,521)	(352,540)	(5,697,017)	(8,815,824)	(26,871)	23,260	(635,861)	(356,103)
Realized gain (loss) on investments	8,142,863	6,612,039	-	70	(302,268)	(630,208)	5,627,863	2,775,791
Change in unrealized gain (loss) on investments	8,504,743	6,452,896	-	-	5,523,835	(762,957)	18,817,170	(9,431,479)
Reinvested capital gains	13,368,103	15,673,890	-	11,933	-	526,958	-	2,468,062

Net increase (decrease) in contract owners’ equity resulting from operations	29,105,188	28,386,285	(5,697,017)	(8,803,821)	5,194,696	(842,947)	23,809,172	(4,543,729)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,825,991	21,044,825	134,583,888	156,658,564	204,736	321,036	1,969,627	2,460,206
Transfers between funds	2,906,902	2,694,315	160,525,058	193,891,658	(307,028)	(434,236)	(4,290,932)	(1,290,827)
Redemptions (note 3)	(18,037,772)	(12,999,514)	(353,706,358)	(346,700,751)	(2,673,909)	(2,624,422)	(13,039,068)	(12,527,248)
Annuity benefits	(16,480)	(14,122)	(102,521)	(108,137)	(10,623)	(9,806)	(2,517)	(2,374)
Contract maintenance charges (note 2)	(520,777)	(482,767)	(1,582,471)	(1,632,243)	(8,681)	(9,797)	(733,060)	(729,113)
Contingent deferred sales charges (note 2)	(68,972)	(31,695)	(239,858)	(624,636)	(552)	(1,180)	(18,817)	(16,028)
Adjustments to maintain reserves	(2,438)	(516)	(17,304)	3,194	(507)	579	1,080	(829)

Net equity transactions	18,086,454	10,210,526	(60,539,566)	1,487,649	(2,796,564)	(2,757,826)	(16,113,687)	(12,106,213)

Net change in contract owners’ equity	47,191,642	38,596,811	(66,236,583)	(7,316,172)	2,398,132	(3,600,773)	7,695,485	(16,649,942)
Contract owners’ equity beginning of period	194,095,039	155,498,228	584,486,098	591,802,270	22,625,401	26,226,174	104,890,102	121,540,044

Contract owners’ equity end of period	$241,286,681	194,095,039	518,249,515	584,486,098	25,023,533	22,625,401	112,585,587	104,890,102

CHANGES IN UNITS:
Beginning units	5,547,630	5,257,305	50,109,476	50,544,180	2,452,159	2,745,069	10,445,091	11,631,797
Units purchased	1,725,265	1,323,349	51,365,925	61,274,739	39,934	54,880	855,068	827,698
Units redeemed	(1,207,958)	(1,033,024)	(55,890,931)	(61,709,443)	(306,566)	(347,790)	(2,238,548)	(2,014,404)

Ending units	6,064,937	5,547,630	45,584,470	50,109,476	2,185,527	2,452,159	9,061,611	10,445,091

	GVDIVI		GVDIV2		NVMLG1		NVMLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,341	50,972	511,128	605,063	(88,930)	(45,364)	(1,651,032)	(1,032,213)
Realized gain (loss) on investments	(41,839)	(135,871)	(787,169)	(3,101,459)	257,247	293,206	5,950,549	3,807,736
Change in unrealized gain (loss) on investments	594,117	186,419	11,079,223	4,706,938	1,730,187	(1,462,586)	18,675,297	(18,218,947)
Reinvested capital gains	-	-	-	-	384,425	1,282,059	4,906,145	15,670,880

Net increase (decrease) in contract owners’ equity resulting from operations	593,619	101,520	10,803,182	2,210,542	2,282,929	67,315	27,880,959	227,456

Equity transactions:
Purchase payments received from contract owners (note 3)	59,319	91,485	1,590,419	2,127,738	121,905	156,428	5,403,843	4,132,669
Transfers between funds	(145,536)	32,263	(3,559,802)	1,068,162	7,861	(37,749)	(6,147,730)	(4,219,826)
Redemptions (note 3)	(340,789)	(544,542)	(5,379,696)	(4,335,066)	(1,261,002)	(1,200,335)	(11,130,429)	(11,337,571)
Annuity benefits	(697)	-	(1,030)	(895)	(2,472)	(1,341)	(16,904)	(15,098)
Contract maintenance charges (note 2)	(944)	(1,067)	(472,229)	(455,838)	(3,553)	(3,684)	(446,222)	(444,202)
Contingent deferred sales charges (note 2)	(348)	(108)	(15,827)	(13,458)	(1,779)	(716)	(34,315)	(23,340)
Adjustments to maintain reserves	(128)	(80)	(1,475)	(831)	2,389	(692)	(4,947)	(909)

Net equity transactions	(429,123)	(422,049)	(7,839,640)	(1,610,188)	(1,136,651)	(1,088,089)	(12,376,704)	(11,908,277)

Net change in contract owners’ equity	164,496	(320,529)	2,963,542	600,354	1,146,278	(1,020,774)	15,504,255	(11,680,821)
Contract owners’ equity beginning of period	3,011,220	3,331,749	56,333,228	55,732,874	8,404,790	9,425,564	105,579,270	117,260,091

Contract owners’ equity end of period	$3,175,716	3,011,220	59,296,770	56,333,228	9,551,068	8,404,790	121,083,525	105,579,270

CHANGES IN UNITS:
Beginning units	343,303	394,375	3,854,051	3,936,869	554,024	621,350	7,269,482	8,107,986
Units purchased	14,411	29,465	320,285	1,035,852	45,970	50,699	829,085	644,510
Units redeemed	(60,311)	(80,537)	(816,816)	(1,118,670)	(110,167)	(118,025)	(1,581,809)	(1,483,014)

Ending units	297,403	343,303	3,357,520	3,854,051	489,827	554,024	6,516,758	7,269,482

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,839	19,372	(303,382)	201,269	(2,237,464)	(2,066,284)	(1,754,222)	(1,684,734)
Realized gain (loss) on investments	(120,460)	(163,306)	(184,050)	1,737,825	7,328,335	5,702,580	1,058,426	3,820,135
Change in unrealized gain (loss) on investments	402,275	244,262	6,406,173	316,330	25,532,149	(14,222,089)	20,517,595	(10,884,635)
Reinvested capital gains	220,169	376,324	4,199,587	7,811,646	8,469,406	17,985,176	6,080,142	12,826,085

Net increase (decrease) in contract owners’ equity resulting from operations	506,823	476,652	10,118,328	10,067,070	39,092,426	7,399,383	25,901,941	4,076,851

Equity transactions:
Purchase payments received from contract owners (note 3)	42,578	73,658	4,063,637	3,995,243	1,245,973	1,354,188	7,482,483	4,565,862
Transfers between funds	332,045	74,888	(13,802,740)	10,745,795	(2,386,737)	(3,271,794)	1,619,839	(12,273,894)
Redemptions (note 3)	(591,639)	(538,162)	(6,835,327)	(6,545,432)	(17,004,584)	(16,071,373)	(12,485,104)	(12,290,333)
Annuity benefits	-	-	-	-	(14,129)	(20,454)	(4,149)	(3,580)
Contract maintenance charges (note 2)	(1,273)	(1,307)	(346,043)	(351,535)	(73,710)	(78,095)	(550,775)	(554,033)
Contingent deferred sales charges (note 2)	(806)	(49)	(29,529)	(18,869)	(1,743)	(4,261)	(48,484)	(47,766)
Adjustments to maintain reserves	(71)	(84)	(1,580)	(924)	(13,576)	(58,941)	(2,316)	(1,007)

Net equity transactions	(219,166)	(391,056)	(16,951,582)	7,824,278	(18,248,506)	(18,150,730)	(3,988,506)	(20,604,751)

Net change in contract owners’ equity	287,657	85,596	(6,833,254)	17,891,348	20,843,920	(10,751,347)	21,913,435	(16,527,900)
Contract owners’ equity beginning of period	4,009,163	3,923,567	95,485,885	77,594,537	157,549,258	168,300,605	104,615,539	121,143,439

Contract owners’ equity end of period	$4,296,820	4,009,163	88,652,631	95,485,885	178,393,178	157,549,258	126,528,974	104,615,539

CHANGES IN UNITS:
Beginning units	222,753	250,352	6,504,812	6,048,438	10,317,863	11,576,148	7,147,706	8,659,725
Units purchased	42,937	43,921	1,039,170	1,854,694	134,334	136,375	1,505,297	1,170,439
Units redeemed	(54,349)	(71,520)	(2,169,428)	(1,398,320)	(1,184,593)	(1,394,660)	(1,757,960)	(2,682,458)

Ending units	211,341	222,753	5,374,554	6,504,812	9,267,604	10,317,863	6,895,043	7,147,706

	NVMMV1		NVMMV2		SCGF		SCGF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,680	3,317	(832,520)	(135,162)	(77,350)	(69,130)	(500,876)	(452,457)
Realized gain (loss) on investments	(4,603)	(15,247)	7,053,790	9,373,464	(362,488)	(134,522)	(1,420,987)	(2,333,898)
Change in unrealized gain (loss) on investments	41,305	24,970	11,583,847	7,027,811	1,632,695	(698,343)	8,098,689	(2,052,996)
Reinvested capital gains	33,050	26,166	14,016,904	23,525,402	46,948	1,166,798	260,704	6,597,062

Net increase (decrease) in contract owners’ equity resulting from operations	75,432	39,206	31,822,021	39,791,515	1,239,805	264,803	6,437,530	1,757,711

Equity transactions:
Purchase payments received from contract owners (note 3)	26,286	349,271	5,323,214	6,938,102	187,636	114,344	2,757,776	2,018,481
Transfers between funds	97,185	(41,764)	(7,553,420)	(12,745,246)	210,244	(554,877)	(684,447)	(2,022,910)
Redemptions (note 3)	(59,690)	(725)	(28,566,524)	(27,852,861)	(707,729)	(746,759)	(2,802,981)	(2,396,014)
Annuity benefits	-	-	(7,338)	(5,132)	(3,066)	(2,611)	(1,937)	(1,667)
Contract maintenance charges (note 2)	(180)	(264)	(565,677)	(585,708)	(2,066)	(2,085)	(82,997)	(81,833)
Contingent deferred sales charges (note 2)	-	-	(50,354)	(21,673)	(410)	(439)	(14,427)	(3,834)
Adjustments to maintain reserves	(10)	(26)	(2,280)	(1,149)	(58)	(103)	(1,037)	(609)

Net equity transactions	63,591	306,492	(31,422,379)	(34,273,667)	(315,449)	(1,192,530)	(830,050)	(2,488,386)

Net change in contract owners’ equity	139,023	345,698	399,642	5,517,848	924,356	(927,727)	5,607,480	(730,675)
Contract owners’ equity beginning of period	536,981	191,283	276,978,811	271,460,963	5,515,599	6,443,326	29,161,744	29,892,419

Contract owners’ equity end of period	$676,004	536,981	277,378,453	276,978,811	6,439,955	5,515,599	34,769,224	29,161,744

CHANGES IN UNITS:
Beginning units	34,172	14,266	14,406,181	16,383,590	487,634	608,574	1,265,979	1,375,061
Units purchased	8,118	25,806	615,314	1,358,743	98,691	91,609	268,201	320,861
Units redeemed	(4,364)	(5,900)	(2,172,587)	(3,336,152)	(125,245)	(212,549)	(306,356)	(429,943)

Ending units	37,926	34,172	12,848,908	14,406,181	461,080	487,634	1,227,824	1,265,979

	SCVF		SCVF2		SCF		SCF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(259,677)	(199,817)	(527,360)	(378,528)	(918,272)	(641,649)	(666,458)	(554,531)
Realized gain (loss) on investments	1,424,140	1,004,874	1,086,245	1,194,427	2,763,459	(1,146,451)	1,932,693	3,737,240
Change in unrealized gain (loss) on investments	(356,694)	2,854,353	255,890	3,526,694	1,335,843	4,730,980	437,589	(1,749,516)
Reinvested capital gains	1,490,780	2,953,890	1,985,269	3,596,504	4,680,326	9,770,772	3,193,168	6,362,174

Net increase (decrease) in contract owners’ equity resulting from operations	2,298,549	6,613,300	2,800,044	7,939,097	7,861,356	12,713,652	4,896,992	7,795,367

Equity transactions:
Purchase payments received from contract owners (note 3)	480,886	445,761	2,148,914	2,670,708	783,374	688,804	2,310,736	1,474,026
Transfers between funds	(814,133)	(28,925)	(2,505,964)	2,345,576	(980,533)	(703,427)	(1,614,223)	(1,018,265)
Redemptions (note 3)	(3,516,316)	(3,516,459)	(3,320,415)	(3,634,883)	(7,822,915)	(7,365,772)	(3,896,371)	(4,440,955)
Annuity benefits	(18,983)	(16,257)	(391)	(382)	(23,144)	(17,603)	(4,438)	(3,846)
Contract maintenance charges (note 2)	(10,326)	(10,817)	(91,748)	(83,349)	(24,533)	(25,452)	(118,108)	(117,796)
Contingent deferred sales charges (note 2)	(3,008)	(1,538)	(23,975)	(6,520)	(1,141)	(814)	(7,847)	(12,709)
Adjustments to maintain reserves	1,225	3,188	(914)	(662)	(5,324)	(6,068)	(1,272)	(727)

Net equity transactions	(3,880,655)	(3,125,047)	(3,794,493)	1,290,488	(8,074,216)	(7,430,332)	(3,331,523)	(4,120,272)

Net change in contract owners’ equity	(1,582,106)	3,488,253	(994,449)	9,229,585	(212,860)	5,283,320	1,565,469	3,675,095
Contract owners’ equity beginning of period	33,388,829	29,900,576	43,563,242	34,333,657	70,641,831	65,358,511	44,575,115	40,900,020

Contract owners’ equity end of period	$31,806,723	33,388,829	42,568,793	43,563,242	70,428,971	70,641,831	46,140,584	44,575,115

CHANGES IN UNITS:
Beginning units	827,693	920,025	1,159,257	1,128,122	1,123,947	1,264,093	1,300,494	1,435,176
Units purchased	26,401	40,333	160,427	277,023	25,625	25,171	153,256	231,685
Units redeemed	(119,272)	(132,665)	(259,946)	(245,888)	(145,263)	(165,317)	(248,412)	(366,367)

Ending units	734,822	827,693	1,059,738	1,159,257	1,004,309	1,123,947	1,205,338	1,300,494

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,723,705	3,668,710	158,686	214,675	(3,056,389)	(1,987,589)	(3,370,753)	(2,370,338)
Realized gain (loss) on investments	1,219,592	1,181,948	(373,471)	(119,458)	6,966,638	7,823,524	5,946,275	7,790,419
Change in unrealized gain (loss) on investments	1,856,964	9,535,654	242,531	1,034,238	68,840,000	(75,795,699)	50,495,293	(58,438,098)
Reinvested capital gains	-	-	-	-	8,565,388	77,242,966	6,339,638	57,481,396

Net increase (decrease) in contract owners’ equity resulting from operations	10,800,261	14,386,312	27,746	1,129,455	81,315,637	7,283,202	59,410,453	4,463,379

Equity transactions:
Purchase payments received from contract owners (note 3)	13,860,113	12,320,508	9,006,339	16,596,882	3,272,507	3,201,995	8,911,553	10,463,575
Transfers between funds	19,810,299	3,366,899	7,176,392	5,622,656	(6,463,971)	26,088,939	(7,005,795)	41,846,431
Redemptions (note 3)	(16,810,428)	(14,046,480)	(10,728,040)	(10,473,889)	(37,198,504)	(38,205,549)	(25,531,825)	(27,408,445)
Annuity benefits	(1,701)	(1,691)	(5,286)	(5,432)	(76,159)	(65,360)	(64,610)	(57,799)
Contract maintenance charges (note 2)	(1,928,747)	(1,808,555)	(1,154,455)	(1,069,424)	(130,854)	(135,589)	(634,056)	(527,349)
Contingent deferred sales charges (note 2)	(78,747)	(81,621)	(54,183)	(87,823)	(6,895)	(6,736)	(77,017)	(51,553)
Adjustments to maintain reserves	(2,047)	(905)	(2,540)	(815)	128,446	127,498	(2,374)	(670)

Net equity transactions	14,848,742	(251,845)	4,238,227	10,582,155	(40,475,430)	(8,994,802)	(24,404,124)	24,264,190

Net change in contract owners’ equity	25,649,003	14,134,467	4,265,973	11,711,610	40,840,207	(1,711,600)	35,006,329	28,727,569
Contract owners’ equity beginning of period	219,107,775	204,973,308	136,173,775	124,462,165	335,918,815	337,630,415	248,532,290	219,804,721

Contract owners’ equity end of period	$244,756,778	219,107,775	140,439,748	136,173,775	376,759,022	335,918,815	283,538,619	248,532,290

CHANGES IN UNITS:
Beginning units	13,615,977	13,639,542	13,257,629	12,236,451	13,924,566	14,295,494	10,651,011	9,578,573
Units purchased	3,143,919	3,485,536	3,142,917	4,134,466	172,502	1,664,907	937,105	3,951,866
Units redeemed	(2,288,717)	(3,509,101)	(2,747,657)	(3,113,288)	(1,666,053)	(2,035,835)	(1,868,801)	(2,879,428)

Ending units	14,471,179	13,615,977	13,652,889	13,257,629	12,431,015	13,924,566	9,719,315	10,651,011

	NVTIV3		EIF		EIF2		NVRE1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$912,410	1,193,323	17,975	5,248	2,738,437	971,209	381,358	331,796
Realized gain (loss) on investments	(1,387,498)	(6,410,621)	3,520	2,736	8,960,328	11,266,104	(3,058,004)	(2,102,637)
Change in unrealized gain (loss) on investments	40,349,225	1,441,431	52,321	30,165	14,406,705	10,351,430	4,347,221	616,200
Reinvested capital gains	-	3,010,072	-	-	-	-	762,632	4,223,345

Net increase (decrease) in contract owners’ equity resulting from operations	39,874,137	(765,795)	73,816	38,149	26,105,470	22,588,743	2,433,207	3,068,704

Equity transactions:
Purchase payments received from contract owners (note 3)	6,651,830	7,076,788	509,651	-	45,178,239	4,740,448	488,253	951,345
Transfers between funds	(11,993,909)	3,866,133	285,649	(52,724)	(10,313,264)	(11,013,149)	(2,168,167)	(830,529)
Redemptions (note 3)	(19,371,234)	(15,427,501)	(351)	(41,902)	(15,170,047)	(13,342,519)	(4,238,639)	(6,183,024)
Annuity benefits	(4,129)	(3,215)	-	-	(5,533)	(4,762)	(3,900)	(3,910)
Contract maintenance charges (note 2)	(1,890,325)	(1,837,314)	(373)	(944)	(969,245)	(997,529)	(14,667)	(17,130)
Contingent deferred sales charges (note 2)	(61,515)	(47,613)	-	-	(42,890)	(49,174)	(2,935)	(4,091)
Adjustments to maintain reserves	(3,303)	(8,205)	(7)	(19)	(2,323)	(1,346)	14	1,383

Net equity transactions	(26,672,585)	(6,380,927)	794,569	(95,589)	18,674,937	(20,668,031)	(5,940,041)	(6,085,956)

Net change in contract owners’ equity	13,201,552	(7,146,722)	868,385	(57,440)	44,780,407	1,920,712	(3,506,834)	(3,017,252)
Contract owners’ equity beginning of period	201,112,080	208,258,802	215,630	273,070	164,101,030	162,180,318	50,577,181	53,594,433

Contract owners’ equity end of period	$214,313,632	201,112,080	1,084,015	215,630	208,881,437	164,101,030	47,070,347	50,577,181

CHANGES IN UNITS:
Beginning units	14,534,440	14,993,808	15,125	22,472	6,230,456	7,132,894	3,544,959	3,980,586
Units purchased	893,690	2,000,302	51,345	132	1,825,756	587,794	80,460	330,869
Units redeemed	(2,617,895)	(2,459,670)	(1,766)	(7,479)	(1,252,241)	(1,490,232)	(486,148)	(766,496)

Ending units	12,810,235	14,534,440	64,704	15,125	6,803,971	6,230,456	3,139,271	3,544,959

	NVRE2		NVLM2		NVLCA2		NCPG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$338,898	227,623	(27,418)	(25,505)	49,905	2,998	1,968,565	8,828,627
Realized gain (loss) on investments	(5,747,339)	(6,783,748)	30,547	(24,449)	50,211	(12,612)	2,206,702	(4,186)
Change in unrealized gain (loss) on investments	7,982,970	3,592,754	751,543	439,528	741,508	234,243	119,777,312	37,323,703
Reinvested capital gains	1,546,375	7,810,764	141,849	86,751	92,335	31,013	45,837,542	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,120,904	4,847,393	896,521	476,325	933,959	255,642	169,790,121	46,148,144

Equity transactions:
Purchase payments received from contract owners (note 3)	4,968,322	8,217,641	1,059,621	1,610,029	2,286,529	1,013,558	106,993,426	153,172,862
Transfers between funds	(2,348,467)	(4,187,999)	245,303	(45,576)	3,326,707	732,518	(23,603,202)	(49,573,814)
Redemptions (note 3)	(7,919,170)	(8,209,133)	(280,504)	(108,210)	(89,033)	(28,882)	(34,063,783)	(24,393,024)
Annuity benefits	(5,084)	(5,004)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,821)	(5,733)	(360)	(289)	(260)	(41)	(14,639,637)	(12,820,075)
Contingent deferred sales charges (note 2)	(26,570)	(22,590)	(190)	(105)	(945)	-	(572,612)	(513,542)
Adjustments to maintain reserves	(1,218)	(971)	(64)	(28)	(168)	(70)	(4,790)	(368)

Net equity transactions	(5,337,008)	(4,213,789)	1,023,806	1,455,821	5,522,830	1,717,083	34,109,402	65,872,039

Net change in contract owners’ equity	(1,216,104)	633,604	1,920,327	1,932,146	6,456,789	1,972,725	203,899,523	112,020,183
Contract owners’ equity beginning of period	94,024,646	93,391,042	7,018,150	5,086,004	3,833,860	1,861,135	1,047,139,959	935,119,776

Contract owners’ equity end of period	$92,808,542	94,024,646	8,938,477	7,018,150	10,290,649	3,833,860	1,251,039,482	1,047,139,959

CHANGES IN UNITS:
Beginning units	6,892,130	7,214,889	612,499	474,175	320,782	170,818	98,053,986	91,651,481
Units purchased	943,806	1,479,417	118,497	169,227	473,161	164,080	11,599,739	16,397,585
Units redeemed	(1,318,628)	(1,802,176)	(34,521)	(30,903)	(53,361)	(14,116)	(8,782,256)	(9,995,080)

Ending units	6,517,308	6,892,130	696,475	612,499	740,582	320,782	100,871,469	98,053,986

	NCPGI2		IDPG2		IDPGI2		NVSIX2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,228,440	4,375,654	2,351,263	2,487,826	1,308,925	1,383,311	(412,086)	(176,217)
Realized gain (loss) on investments	816,978	(83,337)	2,385,867	567,662	1,743,905	423,705	(257,187)	(982,152)
Change in unrealized gain (loss) on investments	48,184,895	14,720,774	116,160,409	37,570,315	43,109,598	13,850,661	6,379,416	3,435,833
Reinvested capital gains	18,193,860	1,105,900	9,757,265	-	4,064,369	-	2,855,511	5,953,461

Net increase (decrease) in contract owners’ equity resulting from operations	68,424,173	20,118,991	130,654,804	40,625,803	50,226,797	15,657,677	8,565,654	8,230,925

Equity transactions:
Purchase payments received from contract owners (note 3)	45,438,732	84,300,757	107,488,101	166,284,382	38,597,556	68,500,323	20,151,367	11,598,188
Transfers between funds	(20,229,901)	(26,393,748)	(15,997,901)	(21,190,120)	(8,134,831)	(13,082,968)	6,046,959	303,298
Redemptions (note 3)	(17,303,960)	(12,187,590)	(22,392,810)	(15,411,532)	(14,488,170)	(11,564,831)	(3,346,344)	(2,998,314)
Annuity benefits	-	-	-	-	-	-	(4,174)	(3,567)
Contract maintenance charges (note 2)	(6,819,728)	(6,074,876)	(11,504,949)	(9,422,590)	(5,246,570)	(4,509,874)	(111,575)	(94,861)
Contingent deferred sales charges (note 2)	(362,771)	(298,169)	(415,571)	(353,084)	(248,755)	(316,887)	(23,512)	(18,160)
Adjustments to maintain reserves	(3,891)	(461)	(757)	(254)	(2,076)	(259)	(872)	(369)

Net equity transactions	718,481	39,345,913	57,176,113	119,906,802	10,477,154	39,025,504	22,711,849	8,786,215

Net change in contract owners’ equity	69,142,654	59,464,904	187,830,917	160,532,605	60,703,951	54,683,181	31,277,503	17,017,140
Contract owners’ equity beginning of period	524,456,631	464,991,727	832,143,425	671,610,820	400,604,316	345,921,135	55,881,332	38,864,192

Contract owners’ equity end of period	$593,599,285	524,456,631	1,019,974,342	832,143,425	461,308,267	400,604,316	87,158,835	55,881,332

CHANGES IN UNITS:
Beginning units	49,115,359	45,300,352	77,549,916	65,985,280	37,537,776	33,773,880	3,887,870	3,214,294
Units purchased	4,526,035	8,494,090	10,727,761	17,536,743	4,085,277	6,978,582	2,181,402	1,473,688
Units redeemed	(4,506,925)	(4,679,083)	(5,866,854)	(5,972,107)	(3,166,188)	(3,214,686)	(680,977)	(800,112)

Ending units	49,134,469	49,115,359	82,410,823	77,549,916	38,456,865	37,537,776	5,388,295	3,887,870

	GVEX2		NVMGA2		AMTB		AMGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$309,082	888,932	(188,243)	(296,394)	(31,715)	(359,173)	-	-
Realized gain (loss) on investments	5,816,443	2,311,644	503,612	(101,549)	(407,217)	(2,100,495)	-	-
Change in unrealized gain (loss) on investments	72,015,228	23,238,514	26,345,510	1,768,818	(39,934)	2,238,235	-	-
Reinvested capital gains	13,426,422	6,637,887	-	1,465,616	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,567,175	33,076,977	26,660,879	2,836,491	(478,866)	(221,433)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	122,138,764	91,862,853	65,240,808	85,822,525	739,023	1,174,958	10	-
Transfers between funds	16,030,742	28,914,776	(8,292,458)	2,049,712	5,147,668	2,361,680	-	-
Redemptions (note 3)	(34,096,234)	(21,956,943)	(4,102,714)	(999,887)	(11,786,973)	(13,649,883)	-	-
Annuity benefits	(7,660)	(6,027)	-	-	(5,266)	(5,443)	-	-
Contract maintenance charges (note 2)	(465,582)	(345,808)	(1,735,345)	(649,362)	(511,049)	(539,689)	-	-
Contingent deferred sales charges (note 2)	(344,011)	(126,901)	(62,558)	(24,863)	(9,639)	(8,210)	-	-
Adjustments to maintain reserves	(2,416)	16,319	(366)	(174)	(990)	(8,923)	(10)	-

Net equity transactions	103,253,603	98,358,269	51,047,367	86,197,951	(6,427,226)	(10,675,510)	-	-

Net change in contract owners’ equity	194,820,778	131,435,246	77,708,246	89,034,442	(6,906,092)	(10,896,943)	-	-
Contract owners’ equity beginning of period	421,842,830	290,407,584	138,538,134	49,503,692	88,848,916	99,745,859	-	-

Contract owners’ equity end of period	$616,663,608	421,842,830	216,246,380	138,538,134	81,942,824	88,848,916	-	-

CHANGES IN UNITS:
Beginning units	29,882,432	22,546,059	14,720,771	5,340,045	7,701,381	8,637,198	-	-
Units purchased	12,031,131	12,143,050	6,644,869	10,106,675	800,593	2,026,855	-	-
Units redeemed	(5,329,305)	(4,806,677)	(1,696,244)	(725,949)	(1,407,516)	(2,962,672)	-	-

Ending units	36,584,258	29,882,432	19,669,396	14,720,771	7,094,458	7,701,381	-	-

	AMINS		AMCG		AMMCGS		AMTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(816)	(1,507)	(188)	(174)	(42,627)	(39,904)	(117)	(79)
Realized gain (loss) on investments	2,147	(2,030)	211	(222)	25,949	(70,144)	274	202
Change in unrealized gain (loss) on investments	25,059	1,839	1,786	105	533,826	30,139	1,012	1,655
Reinvested capital gains	-	520	175	498	59,030	130,791	381	1,077

Net increase (decrease) in contract owners’ equity resulting from operations	26,390	(1,178)	1,984	207	576,178	50,882	1,550	2,855

Equity transactions:
Purchase payments received from contract owners (note 3)	54,823	32,669	-	-	30,932	26,562	-	208
Transfers between funds	80,614	3,966	-	-	618,911	(379,743)	-	-
Redemptions (note 3)	(9,329)	(35,277)	-	-	(338,443)	(409,598)	-	(208)
Annuity benefits	-	-	(3,375)	(2,989)	-	-	(921)	(789)
Contract maintenance charges (note 2)	-	(509)	-	-	(1,050)	(998)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(43)	-	-
Adjustments to maintain reserves	(31)	(22)	3,113	2,039	(208)	(64)	107	89

Net equity transactions	126,077	827	(262)	(950)	310,142	(763,884)	(814)	(700)

Net change in contract owners’ equity	152,467	(351)	1,722	(743)	886,320	(713,002)	736	2,155
Contract owners’ equity beginning of period	95,716	96,067	12,891	13,634	2,432,375	3,145,377	13,838	11,683

Contract owners’ equity end of period	$248,183	95,716	14,613	12,891	3,318,695	2,432,375	14,574	13,838

CHANGES IN UNITS:
Beginning units	7,651	7,363	-	-	82,950	108,418	-	-
Units purchased	9,667	6,017	-	-	27,613	6,050	-	5
Units redeemed	(1,894)	(5,729)	-	-	(18,935)	(31,518)	-	(5)

Ending units	15,424	7,651	-	-	91,628	82,950	-	-

	AMSRS		NOTB4		NOTG4		NOTMG4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(171,049)	(141,129)	(81,354)	(96,739)	(38,733)	(31,542)	(43,432)	(53,533)
Realized gain (loss) on investments	1,799,817	2,173,810	29,813	(52,732)	(8,039)	(92,373)	(14,720)	(83,272)
Change in unrealized gain (loss) on investments	699,387	(1,205,183)	954,511	626,605	1,556,488	442,599	973,713	485,890
Reinvested capital gains	700,941	671,982	18,153	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,029,096	1,499,480	921,123	477,134	1,509,716	318,684	915,561	349,085

Equity transactions:
Purchase payments received from contract owners (note 3)	175,325	102,958	86,012	181,664	33,236	240,075	4,590	31,390
Transfers between funds	(982,653)	(1,281,538)	(360,452)	(467,736)	(1,010)	(175,164)	(168,624)	(338,397)
Redemptions (note 3)	(2,346,554)	(2,444,879)	(712,119)	(1,154,760)	(550,062)	(990,148)	(480,157)	(755,831)
Annuity benefits	(23,127)	(20,606)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,715)	(4,408)	(357)	(393)	(185)	(241)	(107)	(168)
Contingent deferred sales charges (note 2)	(428)	(4,664)	(11,934)	(13,697)	(28,844)	(1,596)	(16,975)	(184)
Adjustments to maintain reserves	(404)	(188)	18,500	(123)	(221)	(150)	(186)	(152)

Net equity transactions	(3,181,556)	(3,653,325)	(980,350)	(1,455,045)	(547,086)	(927,224)	(661,459)	(1,063,342)

Net change in contract owners’ equity	(152,460)	(2,153,845)	(59,227)	(977,911)	962,630	(608,540)	254,102	(714,257)
Contract owners’ equity beginning of period	19,323,077	21,476,922	11,591,799	12,569,710	10,223,761	10,832,301	8,281,252	8,995,509

Contract owners’ equity end of period	$19,170,617	19,323,077	11,532,572	11,591,799	11,186,391	10,223,761	8,535,354	8,281,252

CHANGES IN UNITS:
Beginning units	731,358	879,767	1,100,769	1,241,805	957,595	1,049,821	764,557	862,211
Units purchased	24,243	24,069	16,080	29,582	15,347	33,845	8,180	7,436
Units redeemed	(134,958)	(172,478)	(107,081)	(170,618)	(64,619)	(126,071)	(66,405)	(105,090)

Ending units	620,643	731,358	1,009,768	1,100,769	908,323	957,595	706,332	764,557

	OVIGS		OVMS		OVCAFS		OVGR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(252,889)	(257,230)	179,975	316,385	-	-	-	-
Realized gain (loss) on investments	576,816	(460,440)	(152,876)	(339,097)	-	(12)	-	-
Change in unrealized gain (loss) on investments	9,868,542	(1,341,672)	2,149,575	1,179,055	-	-	-	-
Reinvested capital gains	-	717,496	-	-	-	20	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,192,469	(1,341,846)	2,176,674	1,156,343	-	8	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,144,360	7,629,718	208,304	199,941	6	5	-	-
Transfers between funds	5,176,296	3,101,814	(109,342)	(63,939)	(6)	24	(64)	-
Redemptions (note 3)	(2,207,002)	(1,450,775)	(3,759,978)	(2,948,286)	-	-	-	-
Annuity benefits	-	-	(7,989)	(8,613)	-	-	-	-
Contract maintenance charges (note 2)	(212,843)	(141,180)	(12,390)	(14,012)	-	(29)	64	-
Contingent deferred sales charges (note 2)	(22,530)	(13,767)	(111)	(508)	-	-	-	-
Adjustments to maintain reserves	(551)	(445)	370	414	-	(8)	-	-

Net equity transactions	11,877,730	9,125,365	(3,681,136)	(2,835,003)	-	(8)	-	-

Net change in contract owners’ equity	22,070,199	7,783,519	(1,504,462)	(1,678,660)	-	-	-	-
Contract owners’ equity beginning of period	34,817,879	27,034,360	29,495,965	31,174,625	-	-	-	-

Contract owners’ equity end of period	$56,888,078	34,817,879	27,991,503	29,495,965	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,977,900	2,958,757	916,811	1,007,502	-	-	-	-
Units purchased	2,440,543	1,625,532	15,272	16,728	-	-	-	-
Units redeemed	(1,201,172)	(606,389)	(122,897)	(107,419)	-	-	-	-

Ending units	5,217,271	3,977,900	809,186	916,811	-	-	-	-

	OVB		OVGS		OVGSS		OVIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$212,748	531,261	(561,728)	(337,233)	(920,751)	(745,611)	7,067	4,349
Realized gain (loss) on investments	(834,800)	(1,788,116)	4,039,985	637,098	319,734	(2,454,535)	5,639	(30,169)
Change in unrealized gain (loss) on investments	1,255,050	1,727,041	37,978,605	(11,450,143)	33,761,052	(5,806,408)	171,863	(7,883)
Reinvested capital gains	-	-	-	8,617,596	-	6,747,665	-	15,325

Net increase (decrease) in contract owners’ equity resulting from operations	632,998	470,186	41,456,862	(2,532,682)	33,160,035	(2,258,889)	184,569	(18,378)

Equity transactions:
Purchase payments received from contract owners (note 3)	255,551	362,329	1,358,176	1,452,450	7,206,608	5,597,293	593,709	42,098
Transfers between funds	(269,009)	(631,946)	(1,579,526)	(3,821,703)	215,378	(6,010,098)	(150,298)	22,758
Redemptions (note 3)	(2,229,734)	(3,054,434)	(14,665,738)	(14,382,079)	(9,724,416)	(8,559,499)	(24,626)	(55,424)
Annuity benefits	(7,682)	(8,553)	(19,807)	(20,933)	(24,203)	(20,457)	-	-
Contract maintenance charges (note 2)	(7,726)	(9,375)	(42,719)	(44,589)	(5,257)	(5,641)	(663)	(1,570)
Contingent deferred sales charges (note 2)	(372)	(150)	(1,856)	(2,398)	(19,408)	(19,024)	-	-
Adjustments to maintain reserves	(9,968)	3,850	(11,371)	(19,654)	(1,259)	10,667	(21)	(14)

Net equity transactions	(2,268,940)	(3,338,279)	(14,962,841)	(16,838,906)	(2,352,557)	(9,006,759)	418,101	7,848

Net change in contract owners’ equity	(1,635,942)	(2,868,093)	26,494,021	(19,371,588)	30,807,478	(11,265,648)	602,670	(10,530)
Contract owners’ equity beginning of period	20,520,594	23,388,687	124,910,238	144,281,826	98,271,078	109,536,726	587,155	597,685

Contract owners’ equity end of period	$18,884,652	20,520,594	151,404,259	124,910,238	129,078,556	98,271,078	1,189,825	587,155

CHANGES IN UNITS:
Beginning units	1,005,802	1,172,022	2,245,312	2,550,963	3,380,606	3,696,242	54,895	54,413
Units purchased	24,460	74,598	53,323	46,822	594,832	359,461	50,591	13,105
Units redeemed	(134,427)	(240,818)	(273,720)	(352,473)	(638,578)	(675,097)	(17,048)	(12,623)

Ending units	895,835	1,005,802	2,024,915	2,245,312	3,336,860	3,380,606	88,438	54,895

	OVGI		OVGIS		OVSC		OVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(4,604)	(21,158)	(1,036,994)	(1,323,150)	(32,723)	(54,050)	(914,044)	(1,175,763)
Realized gain (loss) on investments	830,392	1,032,545	18,097,169	13,602,674	(124,306)	(386,061)	2,644,829	2,978,870
Change in unrealized gain (loss) on investments	762,963	(1,266,205)	7,678,236	(17,663,763)	634,448	1,221,333	4,278,637	7,995,475
Reinvested capital gains	211,724	1,403,124	3,455,936	22,474,084	388,436	250,595	5,338,915	3,451,561

Net increase (decrease) in contract owners’ equity resulting from operations	1,800,475	1,148,306	28,194,347	17,089,845	865,855	1,031,817	11,348,337	13,250,143

Equity transactions:
Purchase payments received from contract owners (note 3)	444,132	348,375	7,123,445	11,755,142	179,046	372,285	6,796,899	6,195,949
Transfers between funds	(149,602)	981,229	(12,406,042)	(1,573,903)	(305,856)	460,915	(4,132,249)	(6,874,029)
Redemptions (note 3)	(2,104,009)	(1,900,864)	(20,718,292)	(19,640,177)	(1,058,181)	(1,277,779)	(6,786,445)	(6,999,693)
Annuity benefits	(3,462)	(3,116)	(7,629)	(6,333)	(749)	(642)	(14,981)	(12,086)
Contract maintenance charges (note 2)	(6,337)	(6,686)	(1,120,037)	(1,062,670)	(1,748)	(1,824)	(392,368)	(384,613)
Contingent deferred sales charges (note 2)	(1,840)	(2,095)	(49,506)	(46,768)	(1,501)	(302)	(25,945)	(20,947)
Adjustments to maintain reserves	(139)	(116)	(1,448)	(2,868)	(15)	(81)	(1,298)	(6,183)

Net equity transactions	(1,821,257)	(583,273)	(27,179,509)	(10,577,577)	(1,189,004)	(447,428)	(4,556,387)	(8,101,602)

Net change in contract owners’ equity	(20,782)	565,033	1,014,838	6,512,268	(323,149)	584,389	6,791,950	5,148,541
Contract owners’ equity beginning of period	12,356,217	11,791,184	202,622,114	196,109,846	7,330,405	6,746,016	95,867,401	90,718,860

Contract owners’ equity end of period	$12,335,435	12,356,217	203,636,952	202,622,114	7,007,256	7,330,405	102,659,351	95,867,401

CHANGES IN UNITS:
Beginning units	735,994	774,547	7,923,779	8,384,656	397,141	425,587	2,592,935	2,845,336
Units purchased	34,260	123,386	590,097	1,462,689	46,511	90,493	359,313	416,667
Units redeemed	(132,598)	(161,939)	(1,574,533)	(1,923,566)	(106,606)	(118,939)	(469,668)	(669,068)

Ending units	637,656	735,994	6,939,343	7,923,779	337,046	397,141	2,482,580	2,592,935

	OVAG		OVSB		OVSBS		PMVAAD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(124,931)	(125,618)	19,731	63,986	41,386	270,827	1,316,647	376,147
Realized gain (loss) on investments	575,373	597,430	(27,469)	(57,186)	(180,139)	(250,735)	(497,387)	(1,253,885)
Change in unrealized gain (loss) on investments	897,749	(1,150,019)	97,107	78,989	501,230	388,386	4,150,015	5,262,887
Reinvested capital gains	961,870	736,944	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,310,061	58,737	89,369	85,789	362,477	408,478	4,969,275	4,385,149

Equity transactions:
Purchase payments received from contract owners (note 3)	228,495	299,820	101,392	151,659	13,886	89,829	3,643,586	1,976,694
Transfers between funds	432,046	(846,715)	(23,629)	207,045	13,345	(307,963)	(2,006,853)	(1,235,949)
Redemptions (note 3)	(1,328,446)	(1,171,228)	(236,173)	(470,130)	(703,307)	(1,194,350)	(2,962,769)	(2,833,014)
Annuity benefits	(132)	(118)	-	-	(120)	(118)	(3,480)	(3,238)
Contract maintenance charges (note 2)	(4,690)	(4,985)	(325)	(314)	(515)	(617)	(1,450)	(1,489)
Contingent deferred sales charges (note 2)	(1,684)	(1,788)	(1,342)	(417)	(771)	(217)	(4,980)	(9,883)
Adjustments to maintain reserves	(122)	672	(51)	(45)	(251)	(254)	(495)	(426)

Net equity transactions	(674,533)	(1,724,342)	(160,128)	(112,202)	(677,733)	(1,413,690)	(1,336,441)	(2,107,305)

Net change in contract owners’ equity	1,635,528	(1,665,605)	(70,759)	(26,413)	(315,256)	(1,005,212)	3,632,834	2,277,844
Contract owners’ equity beginning of period	8,947,105	10,612,710	1,841,821	1,868,234	8,319,547	9,324,759	43,815,680	41,537,836

Contract owners’ equity end of period	$10,582,633	8,947,105	1,771,062	1,841,821	8,004,291	8,319,547	47,448,514	43,815,680

CHANGES IN UNITS:
Beginning units	975,796	1,168,293	178,847	190,671	821,814	964,234	4,281,948	4,507,663
Units purchased	96,914	72,946	21,368	43,474	69,770	77,490	609,254	669,749
Units redeemed	(164,554)	(265,443)	(36,222)	(55,298)	(134,773)	(219,910)	(734,650)	(895,464)

Ending units	908,156	975,796	163,993	178,847	756,811	821,814	4,156,552	4,281,948

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(21,802)	(116,856)	(1,128,914)	(518,363)	1,272,327	1,333,009	9,142	442
Realized gain (loss) on investments	(291,357)	(1,653,999)	(1,160,077)	(924,259)	(1,128,989)	(1,858,001)	(1,476)	(5,958)
Change in unrealized gain (loss) on investments	1,832,915	1,614,844	1,178,495	486,725	10,516,009	3,563,617	(5,744)	15,905
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	1,519,756	(156,011)	(1,110,496)	(955,897)	10,659,347	3,038,625	1,922	10,389

Equity transactions:
Purchase payments received from contract owners (note 3)	691,756	1,806,717	17,816,505	27,579,776	24,982,231	31,475,433	14,911	-
Transfers between funds	(1,038,342)	(589,469)	13,032,953	7,845,912	17,179,938	2,043,108	5,652	8,542
Redemptions (note 3)	(2,046,896)	(2,456,028)	(32,730,400)	(29,472,633)	(22,052,218)	(19,698,856)	(1,951)	(7,417)
Annuity benefits	-	-	(1,922)	(1,789)	(1,546)	(1,132)	-	-
Contract maintenance charges (note 2)	(909)	(1,155)	(3,761,186)	(3,607,455)	(2,299,274)	(2,106,113)	-	-
Contingent deferred sales charges (note 2)	(11,056)	(13,729)	(160,974)	(180,937)	(151,879)	(151,118)	-	-
Adjustments to maintain reserves	1,150	119	17,813	2,238	18,075	24,501	(3)	(6)

Net equity transactions	(2,404,297)	(1,253,545)	(5,787,211)	2,165,112	17,675,327	11,585,823	18,609	1,119

Net change in contract owners' equity	(884,541)	(1,409,556)	(6,897,707)	1,209,215	28,334,674	14,624,448	20,531	11,508
Contract owners' equity beginning of period	18,641,304	20,050,860	418,575,292	417,366,077	325,838,082	311,213,634	74,957	63,449

Contract owners' equity end of period	$17,756,763	18,641,304	411,677,585	418,575,292	354,172,756	325,838,082	95,488	74,957

CHANGES IN UNITS:
Beginning units	1,723,219	1,869,995	37,135,940	36,964,975	30,683,591	29,606,252	12,213	11,828
Units purchased	242,575	1,141,771	5,619,892	9,117,309	5,845,486	7,850,470	3,495	1,920
Units redeemed	(461,205)	(1,288,547)	(6,147,834)	(8,946,344)	(4,233,855)	(6,773,131)	(378)	(1,535)

Ending units	1,504,589	1,723,219	36,607,998	37,135,940	32,295,222	30,683,591	15,330	12,213

	PMVEBD		PMVHYD		PMVSTA		PMVFHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$325,264	225,601	7,362	12,438	19,466	1,368	5,827	1,258
Realized gain (loss) on investments	5,961	(131,516)	11,381	(149)	29,137	6,816	770	1,764
Change in unrealized gain (loss) on investments	357,795	445,758	(6,966)	15,888	76,351	(13,237)	(3,657)	3,983
Reinvested capital gains	-	-	-	-	-	41,994	-	453

Net increase (decrease) in contract owners' equity resulting from operations	689,020	539,843	11,777	28,177	124,954	36,941	2,940	7,458

Equity transactions:
Purchase payments received from contract owners (note 3)	2,219,663	1,688,150	15,459	142,600	8,769,278	4,705,591	7,512	22,611
Transfers between funds	2,363,044	1,438,486	15,597	78,796	7,687,918	7,096,576	3,327	(35,308)
Redemptions (note 3)	(724,459)	(441,049)	(240,390)	(881)	(1,337,087)	(2,181,039)	(529)	(3,490)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(555)	(324)	-	-	(89,820)	(8,816)	-	-
Contingent deferred sales charges (note 2)	(3,257)	(4,245)	-	-	(14,986)	(107,175)	-	-
Adjustments to maintain reserves	409	(459)	71	(81)	(288)	(885)	(8)	(2)

Net equity transactions	3,854,845	2,680,559	(209,263)	220,434	15,015,015	9,504,252	10,302	(16,189)

Net change in contract owners' equity	4,543,865	3,220,402	(197,486)	248,611	15,139,969	9,541,193	13,242	(8,731)
Contract owners' equity beginning of period	7,844,517	4,624,115	334,267	85,656	9,541,193	-	121,889	130,620

Contract owners' equity end of period	$12,388,382	7,844,517	136,781	334,267	24,681,162	9,541,193	135,131	121,889

CHANGES IN UNITS:
Beginning units	804,800	529,314	29,352	8,419	944,987	-	10,635	12,103
Units purchased	585,159	466,504	3,442	24,350	2,230,937	1,261,786	2,694	2,390
Units redeemed	(216,121)	(191,018)	(21,460)	(3,417)	(752,450)	(316,799)	(1,801)	(3,858)

Ending units	1,173,838	804,800	11,334	29,352	2,423,474	944,987	11,528	10,635

	PMVRA		GVSSCS		GVGMNS		GVSIA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,923	2,672	126	1,132	(128,315)	(113,570)	26	125
Realized gain (loss) on investments	(4,247)	(1,085)	815	(6,115)	37,273	(34,855)	(1)	-
Change in unrealized gain (loss) on investments	6,441	4,872	(26,229)	26,003	845,169	374,107	(272)	(98)
Reinvested capital gains	-	-	62,884	5,008	256,448	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	5,117	6,459	37,596	26,028	1,010,575	225,682	(247)	27

Equity transactions:
Purchase payments received from contract owners (note 3)	71,822	16,363	181,416	46,924	1,175,926	1,516,530	-	-
Transfers between funds	237	22,164	182,750	19,739	44,154	(525,736)	5,551	-
Redemptions (note 3)	(62,348)	(22,225)	(5,510)	(13,017)	(628,877)	(494,328)	-	-
Annuity benefits	-	-	-	-	(1,659)	(1,576)	-	-
Contract maintenance charges (note 2)	(426)	(216)	(81)	(97)	(425)	(450)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(4,336)	(1,635)	-	-
Adjustments to maintain reserves	8	(31)	(10)	(10)	(357)	(201)	1	(1)

Net equity transactions	9,293	16,055	358,565	53,539	584,426	492,604	5,552	(1)

Net change in contract owners' equity	14,410	22,514	396,161	79,567	1,595,001	718,286	5,305	26
Contract owners' equity beginning of period	158,754	136,240	199,166	119,599	8,740,753	8,022,467	7,614	7,588

Contract owners' equity end of period	$173,164	158,754	595,327	199,166	10,335,754	8,740,753	12,919	7,614

CHANGES IN UNITS:
Beginning units	17,059	15,317	12,674	9,328	788,900	742,713	770	770
Units purchased	8,755	4,488	22,530	5,911	145,008	177,225	573	-
Units redeemed	(7,744)	(2,746)	(1,006)	(2,565)	(96,092)	(131,038)	-	-

Ending units	18,070	17,059	34,198	12,674	837,816	788,900	1,343	770

	PVEIB		PVGOB		PVTIGB		ROCSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(16,222)	-	(18,086)	(1,701)	2,090	(5,536)	1,982	4,377
Realized gain (loss) on investments	9,780	-	44,927	584	78,678	(20,924)	(15,820)	(37,684)
Change in unrealized gain (loss) on investments	193,373	-	284,232	7,288	546,077	20,611	34,099	31,066
Reinvested capital gains	-	-	15,659	-	-	-	-	54,581

Net increase (decrease) in contract owners' equity resulting from operations	186,931	-	326,732	6,171	626,845	(5,849)	20,261	52,340

Equity transactions:
Purchase payments received from contract owners (note 3)	4,516	-	1,623	-	2,278,219	729,797	14,911	40,376
Transfers between funds	1,839,350	-	433,017	1,050,468	569,217	704,654	5,576	(34,086)
Redemptions (note 3)	(150,344)	-	(119,844)	(38,506)	(89,758)	(34,361)	(583)	(6,945)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(146)	-	(149)	(25)	(5,772)	(96)	(168)	(174)
Contingent deferred sales charges (note 2)	-	-	(13)	-	(181)	-	-	-
Adjustments to maintain reserves	16,019	-	(89)	(7)	(137)	(36)	-	(7)

Net equity transactions	1,709,395	-	314,545	1,011,930	2,751,588	1,399,958	19,736	(836)

Net change in contract owners' equity	1,896,326	-	641,277	1,018,101	3,378,433	1,394,109	39,997	51,504
Contract owners' equity beginning of period	-	-	1,018,101	-	1,605,654	211,545	339,279	287,775

Contract owners' equity end of period	$1,896,326	-	1,659,378	1,018,101	4,984,087	1,605,654	379,276	339,279

CHANGES IN UNITS:
Beginning units	-	-	98,505	-	96,688	11,987	24,702	25,239
Units purchased	184,224	-	53,574	102,352	171,083	95,584	3,406	4,580
Units redeemed	(15,690)	-	(27,651)	(3,847)	(29,460)	(10,883)	(1,799)	(5,117)

Ending units	168,534	-	124,428	98,505	238,311	96,688	26,309	24,702

	RVARS		TRBCG2		TREI2		TRHS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(267,963)	(252,011)	-	-	-	126	(3,830,082)	(3,746,067)
Realized gain (loss) on investments	104,753	114,785	91	206	(2)	167	8,672,366	19,930,511
Change in unrealized gain (loss) on investments	480,585	(210,701)	(12)	13	3	(3)	37,018,840	(52,424,848)
Reinvested capital gains	-	-	4	-	-	3	10,590,128	1,633,521

Net increase (decrease) in contract owners' equity resulting from operations	317,375	(347,927)	83	219	1	293	52,451,252	(34,606,883)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,009,249	1,959,513	-	(3,873)	-	7	19,036,845	21,592,404
Transfers between funds	(95,296)	(310,024)	-	(6,937)	-	35	(9,266,457)	(40,919,629)
Redemptions (note 3)	(925,631)	(827,782)	-	10,925	-	-	(19,723,959)	(22,137,100)
Annuity benefits	(2,193)	(1,691)	-	-	-	-	(2,823)	(2,352)
Contract maintenance charges (note 2)	(390)	(687)	-	(109)	-	(42)	(15,882)	(20,338)
Contingent deferred sales charges (note 2)	(6,324)	(4,300)	-	-	-	-	(67,000)	(97,708)
Adjustments to maintain reserves	(298)	(282)	(83)	(225)	(1)	(293)	(1,114)	(1,261)

Net equity transactions	(20,883)	814,747	(83)	(219)	(1)	(293)	(10,040,390)	(41,585,984)

Net change in contract owners' equity	296,492	466,820	-	-	-	-	42,410,862	(76,192,867)
Contract owners' equity beginning of period	16,009,346	15,542,526	-	-	-	-	213,313,931	289,506,798

Contract owners' equity end of period	$16,305,838	16,009,346	-	-	-	-	255,724,793	213,313,931

CHANGES IN UNITS:
Beginning units	1,602,954	1,522,175	-	-	-	-	7,778,961	9,260,603
Units purchased	233,367	423,775	-	(917)	-	-	1,681,793	2,305,302
Units redeemed	(236,283)	(342,996)	-	917	-	-	(2,019,045)	(3,786,944)

Ending units	1,600,038	1,602,954	-	-	-	-	7,441,709	7,778,961

	VWHAS		VWBF		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(539,452)	(460,591)	76,006	(104,286)	(168,681)	(138,995)	(253,020)	(195,143)
Realized gain (loss) on investments	2,652,627	(6,935,915)	(384,033)	(472,116)	425,490	(599,416)	(1,089,868)	(1,546,779)
Change in unrealized gain (loss) on investments	(4,423,588)	18,949,667	1,091,016	966,910	6,909,610	491,709	509,124	8,634,000
Reinvested capital gains	-	-	-	-	-	87,449	-	-

Net increase (decrease) in contract owners' equity resulting from operations	(2,310,413)	11,553,161	782,989	390,508	7,166,419	(159,253)	(833,764)	6,892,078

Equity transactions:
Purchase payments received from contract owners (note 3)	3,091,865	4,928,184	74,926	48,885	148,298	255,977	37,203	(147)
Transfers between funds	(7,745,840)	10,951,547	(2,384)	(238,844)	2,321,184	(596,352)	(789,978)	(1,006,469)
Redemptions (note 3)	(4,118,106)	(4,377,717)	(868,794)	(792,647)	(3,780,615)	(2,108,035)	(1,964,749)	(2,097,063)
Annuity benefits	(1,620)	(1,361)	(3,703)	(3,563)	(2,306)	(1,872)	(3,306)	(1,253)
Contract maintenance charges (note 2)	(2,540)	(2,920)	(2,970)	(3,353)	(6,174)	(6,469)	(7,516)	(8,695)
Contingent deferred sales charges (note 2)	(32,276)	(37,088)	(507)	(69)	(76)	(256)	(244)	(1,537)
Adjustments to maintain reserves	(571)	(638)	734	668	496	195	(954)	(25)

Net equity transactions	(8,809,088)	11,460,007	(802,698)	(988,923)	(1,319,193)	(2,456,812)	(2,729,544)	(3,115,189)

Net change in contract owners' equity	(11,119,501)	23,013,168	(19,709)	(598,415)	5,847,226	(2,616,065)	(3,563,308)	3,776,889
Contract owners' equity beginning of period	43,132,934	20,119,766	7,402,431	8,000,846	15,145,638	17,761,703	21,421,950	17,645,061

Contract owners' equity end of period	$32,013,433	43,132,934	7,382,722	7,402,431	20,992,864	15,145,638	17,858,642	21,421,950

CHANGES IN UNITS:
Beginning units	5,646,906	3,711,701	344,888	391,393	699,218	809,875	968,351	1,147,129
Units purchased	2,129,530	6,556,049	15,424	3,521	204,695	37,585	2,510	4,662
Units redeemed	(3,442,784)	(4,620,844)	(48,462)	(50,026)	(253,784)	(148,242)	(148,249)	(183,440)

Ending units	4,333,652	5,646,906	311,850	344,888	650,129	699,218	822,612	968,351

	VYDS		WRPMAV		WRPMCV		WRPMMV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,023)	(996)	4,704	46,661	803	3,108	(136)	11,275
Realized gain (loss) on investments	10,265	104,384	(11,652)	(37,839)	(7,633)	(7,299)	(1,273)	(19,258)
Change in unrealized gain (loss) on investments	26,829	(112,715)	1,196,095	(279,474)	179,561	(50,661)	567,765	(117,244)
Reinvested capital gains	2,524	14,326	316,533	491,661	46,122	73,390	153,374	250,048

Net increase (decrease) in contract owners' equity resulting from operations	38,595	4,999	1,505,680	221,009	218,853	18,538	719,730	124,821

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,988	83,524	1,471,357	(40,650)	19,699	50,172	1,518,214
Transfers between funds	(17,544)	(41,723)	(57,741)	(85,263)	240,876	(443,609)	(207,826)	(315,474)
Redemptions (note 3)	(2,380)	(176,028)	(2,223,754)	(427,787)	(251,552)	(21,784)	(1,663,207)	(1,044,295)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(49)	(63)	(93,769)	(84,169)	(16,038)	(20,970)	(52,136)	(56,404)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(57)	7	(3)	(5)	(12)	8	(16)	(8)

Net equity transactions	(20,030)	(210,819)	(2,291,743)	874,133	(67,376)	(466,656)	(1,873,013)	102,033

Net change in contract owners' equity	18,565	(205,820)	(786,063)	1,095,142	151,477	(448,118)	(1,153,283)	226,854
Contract owners' equity beginning of period	173,052	378,872	11,054,154	9,959,012	1,917,733	2,365,851	6,633,673	6,406,819

Contract owners' equity end of period	$191,617	173,052	10,268,091	11,054,154	2,069,210	1,917,733	5,480,390	6,633,673

CHANGES IN UNITS:
Beginning units	8,424	18,880	978,660	898,769	176,118	219,006	594,742	581,842
Units purchased	-	348	7,134	135,351	17,714	2,906	4,632	142,780
Units redeemed	(947)	(10,804)	(196,514)	(55,460)	(23,220)	(45,794)	(165,300)	(129,880)

Ending units	7,477	8,424	789,280	978,660	170,612	176,118	434,074	594,742

	WRASP		WRHIP		WRMCG		WRPAP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(257,851)	(2,221,987)	5,203,044	4,827,670	(1,169,705)	(1,035,384)	-	471
Realized gain (loss) on investments	(8,568,751)	(12,202,647)	(4,571,604)	(3,043,953)	594,763	164,565	(6,256)	(79)
Change in unrealized gain (loss) on investments	35,405,323	4,931,900	4,411,584	9,676,013	14,491,094	186,565	9,242	(2,759)
Reinvested capital gains	-	-	-	-	2,114,920	3,555,019	555	4,334

Net increase (decrease) in contract owners' equity resulting from operations	26,578,721	(9,492,734)	5,043,024	11,459,730	16,031,072	2,870,765	3,541	1,967

Equity transactions:
Purchase payments received from contract owners (note 3)	3,105,390	8,124,280	4,662,187	9,415,788	5,856,216	6,866,241	-	-
Transfers between funds	(17,891,610)	(35,776,874)	(1,100,849)	1,415,157	(1,639,400)	(3,622,335)	(41,950)	627
Redemptions (note 3)	(12,536,914)	(17,392,385)	(10,034,144)	(8,455,209)	(3,878,405)	(3,834,856)	-	-
Annuity benefits	(10,747)	(10,074)	(1,528)	(819)	-	-	-	-
Contract maintenance charges (note 2)	(7,291)	(9,395)	(3,999)	(3,266)	(255,357)	(225,202)	-	-
Contingent deferred sales charges (note 2)	(56,082)	(44,136)	(25,163)	(23,696)	(23,416)	(22,901)	-	-
Adjustments to maintain reserves	(1,204)	(1,171)	(698)	(967)	(886)	(739)	(4)	2

Net equity transactions	(27,398,458)	(45,109,755)	(6,504,194)	2,346,988	58,752	(839,792)	(41,954)	629

Net change in contract owners' equity	(819,737)	(54,602,489)	(1,461,170)	13,806,718	16,089,824	2,030,973	(38,413)	2,596
Contract owners' equity beginning of period	177,316,939	231,919,428	94,105,725	80,299,007	65,172,036	63,141,063	47,246	44,650

Contract owners' equity end of period	$176,497,202	177,316,939	92,644,555	94,105,725	81,261,860	65,172,036	8,833	47,246

CHANGES IN UNITS:
Beginning units	13,254,020	16,605,015	7,643,664	7,441,642	4,939,721	5,000,233	3,698	3,648
Units purchased	589,980	1,264,976	3,969,751	2,427,230	682,872	1,015,251	8	59
Units redeemed	(2,495,406)	(4,615,971)	(4,457,853)	(2,225,208)	(689,511)	(1,075,763)	(3,122)	(9)

Ending units	11,348,594	13,254,020	7,155,562	7,643,664	4,933,082	4,939,721	584	3,698

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,794	24,570	108,387	273,205	229,115	602,922	27,743	64,751
Realized gain (loss) on investments	(224,943)	(93,770)	(5,424)	(177,850)	154,405	(84,947)	(45,087)	(57,194)
Change in unrealized gain (loss) on investments	316,369	(58,011)	2,205,496	(1,550,674)	4,185,923	(2,904,000)	479,389	(340,543)
Reinvested capital gains	110,252	199,303	1,612,031	2,373,487	3,133,677	4,399,437	315,145	522,163

Net increase (decrease) in contract owners' equity resulting from operations	212,472	72,092	3,920,490	918,168	7,703,120	2,013,412	777,190	189,177

Equity transactions:
Purchase payments received from contract owners (note 3)	336,546	10,166	154,801	861,682	763,198	2,185,210	184,166	175,263
Transfers between funds	(123,090)	(15,724)	(46,902)	(965,033)	(739,152)	(1,643,726)	(214,530)	(767,603)
Redemptions (note 3)	(1,498,942)	(540,810)	(5,411,570)	(2,222,962)	(8,405,347)	(2,076,605)	(796,161)	(390,298)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20,473)	(24,920)	(195,230)	(205,958)	(333,697)	(344,222)	(45,124)	(50,273)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(13)	(15)	(20)	(9)	(54)	(1)	8	(21)

Net equity transactions	(1,305,972)	(571,303)	(5,498,921)	(2,532,280)	(8,715,052)	(1,879,344)	(871,641)	(1,032,932)

Net change in contract owners' equity	(1,093,500)	(499,211)	(1,578,431)	(1,614,112)	(1,011,932)	134,068	(94,451)	(843,755)
Contract owners' equity beginning of period	2,905,030	3,404,241	29,408,209	31,022,321	51,268,778	51,134,710	6,656,559	7,500,314

Contract owners' equity end of period	$1,811,530	2,905,030	27,829,778	29,408,209	50,256,846	51,268,778	6,562,108	6,656,559

CHANGES IN UNITS:
Beginning units	207,446	248,999	1,897,746	2,066,616	3,151,597	3,272,222	450,483	521,289
Units purchased	29,482	25,090	29,692	87,285	70,526	174,743	11,643	12,298
Units redeemed	(119,370)	(66,643)	(355,220)	(256,155)	(564,809)	(295,368)	(66,726)	(83,104)

Ending units	117,558	207,446	1,572,218	1,897,746	2,657,314	3,151,597	395,400	450,483

	SVDF		SVOF		WFVSCG		WFVOG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(571)	(492)	(1,657)	2,028	(1,278,557)	(1,076,279)	(276)	(265)
Realized gain (loss) on investments	1,027	1,299	22,268	13,178	(513,503)	(5,095,775)	(24)	762
Change in unrealized gain (loss) on investments	6,955	(1,466)	6,122	(14,284)	16,247,830	3,353,810	5,111	(2,722)
Reinvested capital gains	2,066	2,696	23,668	27,312	2,229,287	6,502,685	595	916

Net increase (decrease) in contract owners' equity resulting from operations	9,477	2,037	50,401	28,234	16,685,057	3,684,441	5,406	(1,309)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(12)	-	7,606,910	5,687,235	-	1,548
Transfers between funds	-	-	-	-	(836,671)	(9,688,872)	-	-
Redemptions (note 3)	-	(162)	12	-	(6,802,206)	(4,707,869)	-	(16,705)
Annuity benefits	(2,158)	(1,847)	(27,672)	(24,404)	-	-	-	-
Contract maintenance charges (note 2)	-	3	-	-	(265,724)	(258,928)	(3)	(3)
Contingent deferred sales charges (note 2)	-	-	-	-	(46,257)	(27,583)	-	-
Adjustments to maintain reserves	237	191	(1,511)	(14,380)	(1,162)	(861)	(6)	(15)

Net equity transactions	(1,921)	(1,815)	(29,183)	(38,784)	(345,110)	(8,996,878)	(9)	(15,175)

Net change in contract owners' equity	7,556	222	21,218	(10,550)	16,339,947	(5,312,437)	5,397	(16,484)
Contract owners' equity beginning of period	36,690	36,468	256,946	267,496	68,560,466	73,872,903	16,525	33,009

Contract owners' equity end of period	$44,246	36,690	278,164	256,946	84,900,413	68,560,466	21,922	16,525

CHANGES IN UNITS:
Beginning units	-	-	-	-	2,939,252	3,360,935	850	1,680
Units purchased	-	-	-	-	1,121,454	818,311	-	88
Units redeemed	-	-	-	-	(1,123,403)	(1,239,994)	-	(918)

Ending units	-	-	-	-	2,937,303	2,939,252	850	850

	PVGIB		FTVHI2		CAF		CAF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$26,244	6,242	327,637	10,426	-	(90,292)	-	(171,043)
Realized gain (loss) on investments	311,218	282,522	(318,537)	(2,995)	-	10,905,268	-	(8,595,081)
Change in unrealized gain (loss) on investments	(456,895)	(131,309)	(3,948)	17,650	-	(13,969,219)	-	126,132
Reinvested capital gains	194,812	57,514	-	-	-	2,877,890	-	7,989,427

Net increase (decrease) in contract owners' equity resulting from operations	75,379	214,969	5,152	25,081	-	(276,353)	-	(650,565)

Equity transactions:
Purchase payments received from contract owners (note 3)	(115,712)	224	12,179	15,924	-	140,526	-	937,971
Transfers between funds	(1,705,259)	(336,974)	(222,275)	13,380	-	(33,439,070)	-	(58,587,981)
Redemptions (note 3)	(35,628)	(178,615)	(2,248)	(2,749)	-	(1,078,307)	-	(540,934)
Annuity benefits	-	-	-	-	-	(2,811)	-	-
Contract maintenance charges (note 2)	(146)	(305)	-	-	-	(8,834)	-	(76,537)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(404)	-	(6,144)
Adjustments to maintain reserves	116,761	(49)	1	(19)	-	(30,304)	-	(167)

Net equity transactions	(1,739,984)	(515,719)	(212,343)	26,536	-	(34,419,204)	-	(58,273,792)

Net change in contract owners' equity	(1,664,605)	(300,750)	(207,191)	51,617	-	(34,695,557)	-	(58,924,357)
Contract owners' equity beginning of period	1,664,605	1,965,355	207,191	155,574	-	34,695,557	-	58,924,357

Contract owners' equity end of period	$-	1,664,605	-	207,191	-	-	-	-

CHANGES IN UNITS:
Beginning units	77,968	104,940	19,397	16,935	-	1,160,643	-	4,058,798
Units purchased	14	1,723	35,125	4,508	-	8,089	-	125,585
Units redeemed	(77,982)	(28,695)	(54,522)	(2,046)	-	(1,168,732)	-	(4,184,383)

Ending units	-	77,968	-	19,397	-	-	-	-

	AMRS		FC2		PVTVB		WFVTRB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	(1,060)	-	108
Realized gain (loss) on investments	-	-	-	(20)	-	(156,782)	-	3,717
Change in unrealized gain (loss) on investments	-	-	-	-	-	114,687	-	193
Reinvested capital gains	-	-	-	-	-	41,692	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	-	-	(20)	-	(1,463)	-	4,018

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,267	-	-	-	692	-	-
Transfers between funds	-	(1,267)	-	1	-	(1,075,185)	-	(309,669)
Redemptions (note 3)	-	-	-	-	-	(84,845)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(1)	-	(164)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	20	-	(6)	-	(2)

Net equity transactions	-	-	-	20	-	(1,159,508)	-	(309,671)

Net change in contract owners' equity	-	-	-	-	-	(1,160,971)	-	(305,653)
Contract owners' equity beginning of period	-	-	-	-	-	1,160,971	-	305,653

Contract owners' equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	55,063	-	21,348
Units purchased	-	(432)	-	-	-	792	-	-
Units redeemed	-	432	-	-	-	(55,855)	-	(21,348)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

THE AMERICAN FUNDS GROUP

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund -Class III (BRVHY3)

BlackRock Total Return V.I. Fund -Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Managed Tail Risk Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Contrafund(R) Portfolio - Service Class 2 (FC2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)

INVESCO INVESTMENTS

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund - Series II Shares (AVBV2)*

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class II (GVEX2)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Shares (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

Global Strategic Income Fund/VA - Service Shares (OVSBS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Structured Small Cap Equity Fund - Service Shares (GVSSCS)

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2017, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	HVSIT	ALMCS	ALVBWB	ALVGIB	ALVDAA	ALVDAB	ALVSVA
0.40%	$800,610	$162	$-	$1,924	$-	$13	$-	$1,974
0.60%	154,651	353	-	-	-	302	-	2,003
0.65%	284,796	668	-	-	-	-	-	-
0.75%	756,165	593	-	-	-	-	-	-
0.80%	213,659	-	-	-	-	-	-	-
0.85%	1,057,294	80	-	-	-	-	-	-
0.95%	277,955	-	1,197	-	1,081	-	-	-
1.05%	246,909	-	2,003	-	1,546	-	-	-
1.10%	10,656,163	4,495	-	-	-	-	-	-
1.15%	55,309,861	13,861	-	-	12,283	-	3,097	-
1.20%	324,083	-	-	-	98	-	-	-
1.25%	4,077,523	-	-	-	6,631	-	21	-
1.30%	250,677,771	89,505	-	-	1,707	-	25,671	-
1.35%	14,132,277	4,986	-	-	-	-	295	-
1.40%	14,039,534	377	-	-	77	-	305	-
1.45%	4,478,175	643	-	-	2,215	-	-	-
1.50%	66,561,151	30,724	-	-	4,936	-	45,225	-
1.55%	35,059,721	8,119	-	-	8,927	-	1,187	-
1.60%	13,162,378	13,267	-	-	2,444	-	20,081	-
1.65%	10,634,818	7,930	-	-	-	-	2,336	-
1.70%	1,363,342	41	-	-	601	-	-	-
1.75%	136,621,253	52,746	-	-	6,501	-	44,698	-
1.80%	7,738,469	900	-	-	13,634	-	15,538	-
1.85%	28,556,341	16,200	-	-	786	-	7,331	-
1.90%	2,236,883	13	-	-	676	-	-	-
1.95%	52,106,289	37,604	-	-	393	-	59,437	-
2.00%	4,591,577	747	-	-	-	-	428	-
2.05%	7,797,018	3,868	-	-	3,345	-	3,168	-
2.10%	5,953,453	4,396	-	-	126	-	5,605	-
2.15%	2,536,179	1,137	-	-	1,465	-	-	-
2.20%	11,637,551	8,952	-	-	279	-	25,702	-
2.25%	1,031,444	-	-	-	53	-	3,021	-
2.30%	6,136,732	6,996	-	-	-	-	9,217	-
2.35%	2,559,250	1,361	-	-	-	-	-	-
2.40%	6,629,845	2,115	-	-	-	-	25,723	-
2.45%	1,006,273	-	-	-	-	-	776	-
2.50%	4,538,268	1,003	-	-	-	-	694	-
2.55%	999,150	5,014	-	-	-	-	3,123	-
2.60%	98,265	-	-	-	-	-	57	-
2.65%	437,011	-	-	-	-	-	215	-
2.70%	241,907	-	-	-	-	-	-	-
2.75%	498,222	-	-	-	-	-	22,925	-
2.80%	62,955	-	-	-	-	-	-	-
2.85%	299,131	-	-	-	-	-	-	-
2.90%	19,039	-	-	-	-	-	-	-
2.95%	43,719	-	-	-	-	-	-	-
3.00%	50,785	-	-	-	-	-	-	-
3.05%	7,458	-	-	-	-	-	-	-
3.10%	3,206	-	-	-	-	-	-	-
3.40%	1,828	-	-	-	-	-	-	-

Totals	$768,708,337	$318,856	$3,200	$1,924	$69,804	$315	$325,876	$3,977

	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2

0.40%	$324	$70	$2,735	$-	$-	$-	$-	$1,003
0.60%	-	-	708	-	-	-	-	-
0.65%	86	-	-	-	-	-	-	1,072
0.75%	414	-	-	-	-	-	-	10,148
0.80%	379	-	-	1,030	-	155	-	342
0.85%	1,315	-	-	-	-	-	-	10,583
0.95%	2,221	-	-	-	-	-	989	6,306
1.05%	1,752	-	-	-	-	-	3,326	2,802
1.10%	13,220	-	-	-	-	-	-	31,871
1.15%	81,042	-	-	-	-	-	10,873	276,839
1.20%	90	-	-	-	-	-	-	729
1.25%	8,580	-	-	-	-	-	5,035	23,956
1.30%	345,478	-	-	291,624	305	141,585	-	895,050
1.35%	28,934	-	-	-	-	-	649	71,290
1.40%	15,401	-	-	99,367	87	47,330	2,499	50,856
1.45%	8,640	-	-	-	-	-	512	26,094
1.50%	216,206	-	-	-	-	-	3,719	251,398
1.55%	65,220	-	-	-	-	-	12,590	219,403
1.60%	67,410	-	-	-	-	-	509	75,445
1.65%	38,917	-	-	-	-	-	-	63,380
1.70%	4,012	-	-	-	-	-	94	5,464
1.75%	246,286	-	-	-	-	-	1,364	683,694
1.80%	25,742	-	-	-	-	-	1,595	51,879
1.85%	91,726	-	-	-	-	-	1,672	156,353
1.90%	1,933	-	-	-	-	-	1,769	4,091
1.95%	171,016	-	-	-	-	-	-	241,554
2.00%	16,971	-	-	-	-	-	-	31,059
2.05%	47,851	-	-	-	-	-	1,237	25,697
2.10%	21,598	-	-	-	-	-	-	33,715
2.15%	6,728	-	-	-	-	-	-	7,555
2.20%	60,721	-	-	-	-	-	512	85,768
2.25%	1,682	-	-	-	-	-	-	4,318
2.30%	24,887	-	-	-	-	-	-	39,170
2.35%	2,719	-	-	-	-	-	-	4,802
2.40%	36,177	-	-	-	-	-	151	18,449
2.45%	4,861	-	-	-	-	-	-	5,180
2.50%	18,307	-	-	-	-	-	-	6,395
2.55%	13,484	-	-	-	-	-	-	4,225
2.60%	47	-	-	-	-	-	-	440
2.65%	1,138	-	-	-	-	-	-	336
2.70%	48	-	-	-	-	-	-	341
2.75%	35,819	-	-	-	-	-	-	-
2.80%	1,319	-	-	-	-	-	-	-
2.85%	417	-	-	-	-	-	-	255
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,731,118	$70	$3,443	$392,021	$392	$189,070	$49,095	$3,429,307

	ACVI	ACVMV1	ACVMV2	AFGF	AFHY	AVPAP2	AFGC	BRVHY3

0.40%	$-	$4,130	$1,918	$-	$-	$2,284	$-	$2,281
0.60%	-	280	-	-	-	-	-	-
0.65%	-	-	361	-	-	-	-	-
0.75%	-	-	3,188	-	-	-	-	-
0.80%	-	2,029	-	-	-	-	-	-
0.85%	-	-	8,310	-	-	-	-	-
0.95%	-	-	3,788	-	-	-	-	-
1.05%	-	-	1,408	-	-	-	-	-
1.10%	-	-	26,910	-	-	-	-	570
1.15%	-	-	177,929	-	-	241,412	-	6,120
1.20%	-	-	555	-	-	-	-	-
1.25%	-	-	20,238	-	-	-	-	982
1.30%	38	127,700	457,177	151,663	11,047	4,616,179	9,140	151,696
1.35%	-	-	73,186	-	-	90,129	-	2,364
1.40%	67	33,739	10,624	-	-	-	-	3,729
1.45%	-	-	23,023	-	-	-	-	2,024
1.50%	-	-	339,744	-	-	1,309,725	-	59,085
1.55%	-	-	133,196	-	-	-	-	8,392
1.60%	-	-	143,901	-	-	173,495	-	18,894
1.65%	-	-	53,672	-	-	110,470	-	13,902
1.70%	-	-	3,864	-	-	638	-	74
1.75%	-	-	430,643	-	-	3,032,063	-	28,605
1.80%	-	-	66,878	-	-	83,190	-	3,841
1.85%	-	-	131,405	-	-	724,249	-	18,175
1.90%	-	-	19,851	-	-	-	-	-
1.95%	-	-	324,156	-	-	716,537	-	60,121
2.00%	-	-	20,494	-	-	29,048	-	130
2.05%	-	-	80,286	-	-	158,645	-	934
2.10%	-	-	33,278	-	-	73,029	-	2,377
2.15%	-	-	4,813	-	-	3,684	-	339
2.20%	-	-	79,756	-	-	393,638	-	4,053
2.25%	-	-	3,095	-	-	13,399	-	546
2.30%	-	-	24,879	-	-	88,156	-	7,934
2.35%	-	-	6,444	-	-	-	-	-
2.40%	-	-	65,533	-	-	197,810	-	7,029
2.45%	-	-	5,626	-	-	6,377	-	793
2.50%	-	-	7,364	-	-	66,008	-	763
2.55%	-	-	5,882	-	-	667	-	92
2.60%	-	-	410	-	-	-	-	-
2.65%	-	-	2,539	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	8,723	-	-	8,021	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	2,237	-	-	449	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$105	$167,878	$2,807,284	$151,663	$11,047	$12,139,302	$9,140	$405,845

	BRVTR3	BRVED3	MLVGA3	CHSMM	CLVHY2	DWVVLS	DWVSVS	DVMCSS

0.40%	$1,276	$1,062	$4,182	$-	$-	$4,025	$2,341	$598
0.60%	6	-	2,700	-	-	1,323	1,391	230
0.65%	-	-	102	-	-	-	-	-
0.75%	-	-	2,152	14,747	-	-	-	-
0.80%	-	-	604	-	-	-	-	-
0.85%	-	-	3,697	12,900	-	-	-	-
0.95%	-	-	5,278	7,497	-	-	-	-
1.05%	-	-	1,924	18,462	-	-	-	-
1.10%	1,651	1,420	26,558	-	109	-	243	392
1.15%	34,364	30,877	96,785	-	291	-	18,434	11,926
1.20%	-	-	668	-	-	-	-	-
1.25%	930	827	27,956	-	-	-	1,605	1,098
1.30%	1,801,251	1,739,540	650,317	-	1,302	-	178,848	105,897
1.35%	10,264	10,747	107,330	2,856	-	-	19,957	10,833
1.40%	7,151	8,680	44,438	-	17	-	8,049	435
1.45%	3,323	5,856	34,224	-	8	-	1,959	2,422
1.50%	310,804	398,461	1,335,822	-	1,674	-	123,975	101,698
1.55%	11,264	11,429	170,378	-	805	-	17,883	11,112
1.60%	12,320	47,890	373,904	-	148	-	58,654	13,318
1.65%	52,474	68,719	125,249	-	239	-	20,072	12,700
1.70%	-	207	13,992	-	-	-	766	-
1.75%	307,014	287,728	956,177	-	151	-	87,447	43,891
1.80%	23,430	58,365	138,660	-	2,081	-	21,027	12,522
1.85%	129,114	157,216	115,520	-	225	-	78,726	11,008
1.90%	179	656	5,376	-	-	-	7,179	305
1.95%	160,504	247,546	1,024,994	-	289	-	132,882	115,925
2.00%	3,575	5,840	37,734	-	-	-	6,492	5,541
2.05%	21,686	26,737	72,358	-	-	-	49,427	10,034
2.10%	18,247	13,096	82,152	-	-	-	10,729	8,200
2.15%	853	2,530	59,212	-	-	-	3,655	405
2.20%	8,883	17,192	230,260	-	-	-	48,182	11,773
2.25%	-	2,616	18,940	-	-	-	2,130	1,571
2.30%	9,648	12,931	110,935	-	-	-	16,466	5,510
2.35%	-	223	418	-	-	-	1,525	13
2.40%	17,574	35,659	181,396	-	-	-	39,045	14,809
2.45%	1,992	663	18,266	-	-	-	3,083	1,084
2.50%	44,258	55,422	17,470	-	-	-	12,077	2,191
2.55%	1,276	714	5,693	-	-	-	3,991	97
2.60%	-	-	57	-	-	-	-	-
2.65%	-	638	2,188	-	-	-	998	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	4,778	-	-	-	225	2,754
2.80%	-	-	-	-	-	-	-	-
2.85%	2,595	2,081	953	-	-	-	2,446	2,324
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,997,906	$3,253,568	$6,111,797	$56,462	$7,339	$5,348	$981,909	$522,616

	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS	DGI

0.40%	$674	$-	$287	$-	$-	$2,767	$-	$-
0.60%	-	-	-	-	-	593	-	-
0.65%	753	-	1,465	-	-	940	-	-
0.75%	4,488	-	12,530	-	-	3,579	-	-
0.80%	1,985	15,273	-	2,165	2,183	-	-	444
0.85%	13,629	-	27,434	-	-	6,847	-	-
0.95%	3,620	-	22,146	-	-	973	247	-
1.05%	4,639	-	20,587	-	-	5,732	875	-
1.10%	9,701	-	34,451	-	-	8,327	-	-
1.15%	148,539	-	282,699	-	-	126,486	3,827	-
1.20%	1,263	-	10,775	-	-	-	-	-
1.25%	12,857	-	28,144	-	-	11,518	1,402	-
1.30%	228,577	2,037,515	244,724	399,109	244,286	338,753	-	132,134
1.35%	35,974	-	70,024	-	-	35,182	-	-
1.40%	42,270	941,174	16,878	107,863	83,208	7,244	229	45,358
1.45%	27,016	-	68,119	-	-	15,038	477	-
1.50%	89,978	-	198,164	-	-	151,029	65	-
1.55%	115,995	-	228,206	-	-	77,281	1,894	-
1.60%	28,591	-	56,310	-	-	69,356	-	-
1.65%	11,653	-	40,652	-	-	21,977	-	-
1.70%	3,836	-	11,082	-	-	6,921	786	-
1.75%	228,212	-	413,962	-	-	254,097	207	-
1.80%	26,209	-	25,915	-	-	25,458	600	-
1.85%	25,460	-	72,914	-	-	74,904	195	-
1.90%	2,257	-	10,166	-	-	3,854	-	-
1.95%	51,470	-	68,638	-	-	143,953	568	-
2.00%	5,373	-	16,578	-	-	12,955	-	-
2.05%	7,513	-	20,131	-	-	25,834	-	-
2.10%	19,460	-	20,415	-	-	19,540	142	-
2.15%	7,554	-	2,661	-	-	6,509	-	-
2.20%	17,179	-	40,431	-	-	33,829	-	-
2.25%	813	-	5,628	-	-	123	124	-
2.30%	4,904	-	24,340	-	-	24,568	-	-
2.35%	2,384	-	1,221	-	-	825	-	-
2.40%	1,111	-	1,131	-	-	11,393	-	-
2.45%	912	-	2,041	-	-	552	-	-
2.50%	264	-	-	-	-	10,154	-	-
2.55%	1,620	-	6,327	-	-	3,070	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	5	-	-	562	-	-
2.70%	33	-	-	-	-	100	-	-
2.75%	-	-	-	-	-	542	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	68	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,188,834	$2,993,962	$2,107,181	$509,137	$329,677	$1,543,365	$11,638	$177,936

	ETVFR	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP

0.40%	$1,150	$-	$-	$-	$-	$-	$-	$-
0.60%	777	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	71	-	5,931	-	1,921	870
0.85%	-	-	-	-	-	-	-	-
0.95%	-	37	-	2,244	-	-	-	-
1.05%	-	-	-	624	-	-	-	-
1.10%	-	-	-	1,052	-	454	-	-
1.15%	27,692	2,221	-	51,262	-	17,712	-	-
1.20%	-	-	-	6,004	-	7,556	-	-
1.25%	1,448	857	-	15,649	-	8,263	-	-
1.30%	128,860	-	57,915	119	2,907,111	-	401,866	1,127,385
1.35%	49,717	-	-	9,593	-	3,798	-	-
1.40%	862	27	23,951	17,162	1,161,922	3,667	214,309	236,074
1.45%	5,055	147	-	10,674	-	1,163	-	-
1.50%	157,520	46	-	6,939	-	2,841	-	-
1.55%	26,946	1,864	-	67,883	-	22,609	-	-
1.60%	55,476	230	-	5,083	-	702	-	-
1.65%	46,823	-	-	7,690	-	1,093	-	-
1.70%	624	225	-	5,494	-	431	-	-
1.75%	60,618	237	-	44,448	-	3,059	-	-
1.80%	22,929	477	-	8,845	-	5,993	-	-
1.85%	43,016	866	-	1,472	-	1,507	-	-
1.90%	-	626	-	1,212	-	2,695	-	-
1.95%	101,573	-	-	1,256	-	2,644	-	-
2.00%	1,930	-	-	132	-	-	-	-
2.05%	22,628	966	-	4,134	-	236	-	-
2.10%	5,649	-	-	1,575	-	-	-	-
2.15%	79	-	-	1,796	-	71	-	-
2.20%	5,883	-	-	7,436	-	-	-	-
2.25%	1,841	176	-	636	-	-	-	-
2.30%	4,025	-	-	420	-	180	-	-
2.35%	329	-	-	-	-	-	-	-
2.40%	36,351	-	-	-	-	-	-	-
2.45%	4,571	-	-	-	-	-	-	-
2.50%	1,253	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	513	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	358	-	-	-	-	-	-	-
2.80%	190	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$816,686	$9,002	$81,937	$280,834	$4,074,964	$86,674	$618,096	$1,364,329

	FB2	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S

0.40%	$3,840	$1,027	$1,166	$-	$-	$-	$-	$-
0.60%	-	1,245	-	-	-	-	-	-
0.65%	-	-	1,756	-	-	-	-	-
0.75%	-	1,201	2,995	-	-	-	-	-
0.80%	-	1,626	-	631	-	366	-	1,481
0.85%	-	5,641	9,707	-	-	-	-	-
0.95%	-	1,744	802	-	-	-	-	-
1.05%	-	1,705	363	-	-	-	-	-
1.10%	58	3,109	37,458	-	58,023	-	208,395	-
1.15%	34,466	81,574	381,783	-	264,456	-	1,015,508	-
1.20%	-	361	1,688	-	1,174	-	3,602	-
1.25%	6,264	6,696	42,437	-	6,314	-	47,121	-
1.30%	1,918,011	201,084	898,371	44,093	1,407,315	115,623	1,767,176	141,712
1.35%	5,856	28,592	110,286	-	60,332	-	208,166	-
1.40%	4,147	26,763	16,494	18,782	19,313	7,812	20,632	12,173
1.45%	834	7,768	50,257	-	21,092	-	45,074	-
1.50%	326,140	184,562	615,248	-	325,422	-	497,007	-
1.55%	8,987	65,818	258,594	-	121,220	-	390,712	-
1.60%	36,810	44,027	227,992	-	51,837	-	76,042	-
1.65%	45,639	29,468	87,307	-	55,837	-	63,446	-
1.70%	1,006	3,316	10,018	-	7,356	-	12,543	-
1.75%	168,080	181,802	642,884	-	610,148	-	1,320,251	-
1.80%	36,647	22,070	95,167	-	26,199	-	53,381	-
1.85%	166,488	115,220	231,453	-	202,401	-	182,526	-
1.90%	-	6,009	7,578	-	7,319	-	37,754	-
1.95%	162,816	178,819	522,152	-	169,726	-	323,773	-
2.00%	1,755	8,827	56,204	-	21,279	-	74,113	-
2.05%	12,314	23,491	100,438	-	36,919	-	36,083	-
2.10%	10,432	16,717	52,590	-	14,320	-	45,552	-
2.15%	644	9,392	27,070	-	5,386	-	13,032	-
2.20%	8,655	43,994	86,372	-	58,413	-	124,652	-
2.25%	-	2,284	8,537	-	3,042	-	4,553	-
2.30%	261	18,327	31,061	-	18,600	-	44,714	-
2.35%	-	1,640	3,420	-	166	-	14,359	-
2.40%	3,130	28,416	52,076	-	11,368	-	35,688	-
2.45%	2,051	2,167	15,690	-	1,590	-	5,159	-
2.50%	19,190	13,518	23,943	-	45,629	-	12,859	-
2.55%	191	7,125	4,359	-	3,796	-	6,926	-
2.60%	-	29	-	-	-	-	-	-
2.65%	-	213	475	-	680	-	-	-
2.70%	-	-	88	-	-	-	2,144	-
2.75%	-	2,263	9,482	-	-	-	-	-
2.80%	-	579	-	-	-	-	-	-
2.85%	-	1,390	325	-	8,229	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,984,712	$1,381,619	$4,726,086	$63,506	$3,644,901	$123,801	$6,692,943	$155,366

	FF30S2	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2

0.40%	$-	$4,299	$-	$4,555	$-	$8,624	$-	$2,625
0.60%	-	1,049	-	2,876	-	2,601	-	1,358
0.65%	-	-	-	991	-	2,203	-	1,363
0.75%	-	-	-	8,209	-	13,416	-	3,016
0.80%	-	-	12,860	-	1,615	-	4,528	-
0.85%	-	-	-	8,584	-	18,702	-	11,221
0.95%	-	-	-	600	-	2,114	-	2,152
1.05%	-	-	-	1,983	-	3,078	-	4,209
1.10%	894	86	-	21,934	-	82,458	-	39,765
1.15%	59,895	28,934	-	247,061	-	647,886	-	495,044
1.20%	117	-	-	8,362	-	5,639	-	2,014
1.25%	26,378	39	-	23,712	-	36,245	-	37,229
1.30%	99,628	1,641,293	3,919,801	1,008,777	134,043	2,679,320	186,413	620,751
1.35%	46,899	3,293	-	100,031	-	128,064	-	155,559
1.40%	669	4,234	915,467	9,249	52,363	48,764	52,285	18,333
1.45%	2,603	3,707	-	28,153	-	69,263	-	50,199
1.50%	179,803	241,222	-	723,938	-	594,723	-	409,899
1.55%	54,255	4,656	-	160,332	-	526,514	-	351,413
1.60%	30,156	53,363	-	241,370	-	113,540	-	163,457
1.65%	16,927	30,735	-	106,987	-	101,735	-	83,993
1.70%	1,154	21	-	8,317	-	17,990	-	18,464
1.75%	139,742	129,234	-	659,739	-	1,159,463	-	696,113
1.80%	13,055	23,699	-	74,008	-	61,128	-	80,675
1.85%	26,237	133,926	-	265,721	-	289,608	-	194,728
1.90%	14,665	-	-	25,404	-	8,658	-	15,109
1.95%	197,545	154,517	-	736,357	-	330,664	-	386,412
2.00%	4,876	5,701	-	53,320	-	45,977	-	35,596
2.05%	30,078	19,893	-	128,301	-	44,575	-	43,478
2.10%	19,591	7,988	-	76,654	-	59,470	-	55,683
2.15%	14,389	-	-	12,885	-	25,372	-	27,702
2.20%	8,259	10,754	-	104,846	-	61,559	-	100,543
2.25%	3,211	-	-	6,848	-	4,618	-	5,881
2.30%	12,941	1,856	-	54,194	-	34,886	-	48,491
2.35%	-	-	-	6,815	-	29,515	-	5,443
2.40%	25,955	4,294	-	108,414	-	21,503	-	45,588
2.45%	2,718	4,558	-	6,412	-	7,163	-	6,472
2.50%	12,111	18,116	-	29,137	-	46,914	-	17,664
2.55%	403	570	-	8,266	-	4,200	-	2,220
2.60%	25,035	-	-	103	-	-	-	407
2.65%	-	910	-	5,435	-	2,135	-	2,390
2.70%	-	-	-	623	-	663	-	616
2.75%	-	2,286	-	3,195	-	-	-	1,517
2.80%	-	-	-	966	-	863	-	1,046
2.85%	-	-	-	5,350	-	828	-	2,018
2.90%	-	-	-	-	-	275	-	-
2.95%	-	-	-	-	-	304	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,070,189	$2,535,233	$4,848,128	$5,089,014	$188,021	$7,343,220	$243,226	$4,247,856

	FOP	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2

0.40%	$-	$693	$-	$1,074	$866	$-	$309	$3,079
0.60%	-	-	-	3,210	1,297	-	-	1,320
0.65%	-	924	-	-	178	-	664	-
0.75%	-	1,883	-	-	5,073	-	2,157	-
0.80%	1,408	-	249	-	957	-	1,429	-
0.85%	-	2,932	-	-	5,729	-	7,147	-
0.95%	-	954	-	-	2,004	2,688	4,140	-
1.05%	-	1,032	-	-	1,744	2,947	1,363	-
1.10%	-	14,372	-	-	17,611	1,162	22,973	-
1.15%	-	121,368	-	101	204,665	113,949	216,431	-
1.20%	-	879	-	-	116	1,270	13,617	-
1.25%	-	12,340	-	-	28,916	29,266	23,615	-
1.30%	622,298	277,470	46,957	696	570,733	1,984	167,127	-
1.35%	-	37,898	-	2	145,963	28,438	62,027	-
1.40%	128,346	4,520	12,808	-	111,843	12,580	38,119	-
1.45%	-	20,879	-	-	29,456	19,697	32,679	-
1.50%	-	142,077	-	1,811	568,897	21,763	63,095	-
1.55%	-	80,043	-	128	160,332	145,225	227,405	-
1.60%	-	32,786	-	224	322,944	12,601	40,924	-
1.65%	-	21,206	-	115	102,544	3,733	32,541	-
1.70%	-	5,897	-	-	15,264	8,631	6,136	-
1.75%	-	266,199	-	475	559,723	54,600	293,697	-
1.80%	-	18,596	-	288	124,116	26,534	15,009	-
1.85%	-	71,382	-	164	89,310	10,406	27,781	-
1.90%	-	3,888	-	-	962	11,566	3,683	-
1.95%	-	158,465	-	1,065	595,649	7,974	47,655	-
2.00%	-	6,427	-	-	21,913	209	13,617	-
2.05%	-	17,427	-	-	28,669	6,420	7,427	-
2.10%	-	20,249	-	-	48,802	6,524	18,281	-
2.15%	-	3,075	-	-	18,004	1,021	11,700	-
2.20%	-	32,823	-	1	105,388	7,432	19,833	-
2.25%	-	3,355	-	77	29,535	204	946	-
2.30%	-	23,399	-	-	53,723	732	10,214	-
2.35%	-	4,296	-	-	-	-	11,051	-
2.40%	-	14,608	-	298	196,657	90	61	-
2.45%	-	1,705	-	127	20,462	806	1,880	-
2.50%	-	5,645	-	159	9,480	237	1,686	-
2.55%	-	863	-	-	67,246	-	9,126	-
2.60%	-	-	-	-	582	-	-	-
2.65%	-	2,086	-	-	2,476	289	291	-
2.70%	-	307	-	-	-	-	433	-
2.75%	-	174	-	-	81,020	-	-	-
2.80%	-	297	-	-	1,428	-	1,099	-
2.85%	-	626	-	-	314	-	-	-
2.90%	-	-	-	-	-	-	91	-
2.95%	-	-	-	-	-	-	103	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$752,052	$1,436,045	$60,014	$10,015	$4,352,591	$540,978	$1,459,562	$4,399

	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVSI2	ACEG2	IVMCC2	IVKMG2

0.40%	$-	$-	$2,505	$2,674	$1,227	$-	$115	$-
0.60%	-	-	1,159	341	1,035	-	-	-
0.65%	-	-	129	68	-	-	-	-
0.75%	-	621	2,522	510	-	-	-	1,549
0.80%	483	296	1,062	11	-	810	-	544
0.85%	2,993	273	2,348	459	-	-	187	670
0.95%	146	1,605	1,633	323	-	934	-	1,037
1.05%	624	508	2,227	499	-	72	-	-
1.10%	2,904	17,517	7,072	3,104	-	375	166	3,522
1.15%	27,134	113,901	105,305	21,380	-	14,433	4,521	30,411
1.20%	219	667	862	-	-	14	-	642
1.25%	2,693	12,443	10,025	4,720	-	1,611	71	7,343
1.30%	23,620	20,302	308,867	188,620	-	5,092	50,038	45,676
1.35%	6,794	23,130	45,654	26,021	-	482	2,697	11,308
1.40%	14,889	11,328	49,533	4,020	-	12,849	362	2,667
1.45%	3,375	21,461	27,457	2,311	-	811	248	3,853
1.50%	7,681	25,395	243,771	296,926	-	3,282	35,268	13,941
1.55%	38,964	97,475	79,261	32,602	-	11,261	548	25,897
1.60%	2,064	12,692	176,282	146,143	-	771	8,117	2,781
1.65%	1,701	8,455	32,734	34,256	-	389	4,985	2,368
1.70%	824	7,822	4,297	1,214	-	3,188	188	626
1.75%	26,064	129,869	241,876	262,508	-	6,030	41,879	43,823
1.80%	9,530	12,027	60,580	51,508	-	1,555	3,012	3,410
1.85%	542	6,078	38,680	29,759	-	1,790	7,266	6,058
1.90%	1,831	2,448	153	-	-	2,737	-	2,166
1.95%	6,885	17,533	251,518	264,936	-	3,932	45,345	17,171
2.00%	36	2,253	7,968	22,576	-	154	426	1,954
2.05%	523	2,176	24,293	45,543	-	1,379	3,624	1,022
2.10%	1,145	8,466	11,945	17,744	-	695	9,090	17,418
2.15%	2,282	4,019	15,327	4,139	-	606	2,856	1,376
2.20%	228	5,749	46,880	75,066	-	2,231	4,137	4,796
2.25%	103	1,329	6,267	6,593	-	44	951	250
2.30%	1,551	3,808	14,206	43,884	-	-	13,972	2,172
2.35%	188	6,979	397	1,638	-	160	400	1,859
2.40%	-	-	27,998	46,497	-	257	6,466	-
2.45%	-	138	1,880	6,086	-	-	508	14
2.50%	168	734	7,967	14,873	-	-	1,442	306
2.55%	-	-	4,673	5,643	-	-	5,563	80
2.60%	-	-	726	-	-	-	-	-
2.65%	115	60	488	2,150	-	-	70	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	871	-	-	-	227	-
2.80%	-	-	-	78	-	-	-	-
2.85%	-	-	272	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$188,299	$579,557	$1,869,670	$1,667,423	$2,262	$77,944	$254,745	$258,710

	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS

0.40%	$452	$-	$-	$1,331	$629	$1,169	$2,174	$-
0.60%	356	-	-	508	50	535	2,332	-
0.65%	-	-	-	-	-	1,105	-	-
0.75%	-	-	-	-	-	5,069	1,392	573
0.80%	-	547	-	-	-	5,283	2,070	1,820
0.85%	-	-	-	-	-	7,745	7,705	1,967
0.95%	-	-	16,542	-	-	9,842	1,624	5,446
1.05%	-	-	33,480	-	-	10,104	1,733	4,034
1.10%	-	-	192	-	1,733	22,019	3,637	2,825
1.15%	-	-	15,180	-	20,397	216,958	37,202	60,043
1.20%	-	-	-	-	-	314	-	-
1.25%	-	-	5,330	-	2,138	19,383	3,856	9,493
1.30%	-	143,095	112	-	292,864	446,229	353,654	164,115
1.35%	-	-	-	-	8,484	74,966	27,382	18,969
1.40%	-	48,200	1,615	-	4,664	59,515	30,719	34,191
1.45%	-	-	3,499	-	6,979	15,929	5,459	8,238
1.50%	-	-	8,472	-	74,141	148,982	234,772	61,753
1.55%	-	-	11,492	-	10,484	145,211	45,391	59,523
1.60%	-	-	3,782	-	27,310	58,712	85,443	29,126
1.65%	-	-	-	-	9,723	31,670	31,070	7,724
1.70%	-	-	3,460	-	-	4,816	1,405	2,690
1.75%	-	-	7,627	-	163,711	390,819	113,859	64,910
1.80%	-	-	1,109	-	19,338	17,380	46,684	12,177
1.85%	-	-	798	-	25,988	54,718	138,136	34,878
1.90%	-	-	-	-	3,530	7,174	8,791	1,313
1.95%	-	-	30	-	91,424	92,484	197,073	40,861
2.00%	-	-	-	-	1,795	19,123	5,584	13,909
2.05%	-	-	1,812	-	7,371	15,364	40,621	3,315
2.10%	-	-	171	-	8,412	34,241	20,294	7,399
2.15%	-	-	2,754	-	2,136	5,854	5,015	3,244
2.20%	-	-	1,342	-	4,536	50,076	39,663	10,920
2.25%	-	-	-	-	374	3,336	1,608	785
2.30%	-	-	-	-	2,846	15,891	19,627	3,397
2.35%	-	-	-	-	5,022	3,194	-	611
2.40%	-	-	-	-	5,681	1,254	31,034	6,520
2.45%	-	-	-	-	1,096	3,741	2,076	1,142
2.50%	-	-	-	-	7,333	2,003	5,000	839
2.55%	-	-	-	-	441	2,908	12,779	2,840
2.60%	-	-	-	-	-	-	58	61
2.65%	-	-	-	-	-	1,029	1,213	383
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	187	18,047	88
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,338	-	5,013	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$808	$191,842	$118,799	$1,839	$818,968	$2,006,332	$1,591,195	$682,122

	LZREMS	LOVTRC	M2IGSS	MNDSC	MVUSC	MVFSC	MVIVSC	MSGI2

0.40%	$1,810	$847	$-	$967	$228	$7,581	$10,577	$191
0.60%	857	251	-	67	637	212	4,220	1,822
0.65%	-	-	-	30	-	1,964	1,498	-
0.75%	-	-	-	394	-	9,495	10,375	-
0.80%	-	-	-	-	-	1,044	-	-
0.85%	-	-	-	34	-	20,054	7,218	-
0.95%	-	-	706	-	-	3,680	4,168	-
1.05%	-	-	-	-	-	1,703	2,807	-
1.10%	783	154	106	52	-	70,830	7,579	50
1.15%	16,237	14,369	16,960	9,620	-	581,740	202,585	3,432
1.20%	-	-	101	-	-	5,435	-	-
1.25%	1,253	627	7,525	950	-	48,375	11,000	324
1.30%	101,243	116,816	593	91,296	-	946,632	987,502	31,483
1.35%	8,491	3,761	3,325	9,400	-	186,819	79,125	3,009
1.40%	67	1,257	703	2,788	-	103,714	35,848	5,175
1.45%	2,155	777	1,906	843	-	64,870	18,359	62
1.50%	125,490	43,189	8,215	78,277	-	571,984	544,051	35,245
1.55%	19,915	3,308	14,652	4,382	-	518,246	105,576	6,283
1.60%	37,516	6,337	4,965	24,542	-	185,501	184,421	17,124
1.65%	14,653	8,928	88	8,083	-	138,205	80,105	5,991
1.70%	613	-	410	149	-	20,223	1,520	69
1.75%	39,894	30,301	12,175	73,017	-	1,356,242	659,394	19,110
1.80%	17,522	3,187	3,737	9,706	-	104,390	68,419	7,564
1.85%	20,907	7,984	3,175	21,048	-	220,453	193,583	12,292
1.90%	-	-	2,083	640	-	39,082	20,187	-
1.95%	144,072	31,709	1,507	63,178	-	472,616	413,456	24,466
2.00%	3,674	27	-	2,343	-	41,541	27,570	2,496
2.05%	26,606	531	5,341	9,772	-	68,243	116,170	2,972
2.10%	3,428	4,305	1,495	13,228	-	102,382	39,513	2,073
2.15%	3,509	-	283	4,747	-	38,097	15,198	97
2.20%	4,363	4,487	1,362	11,446	-	114,540	103,059	6,513
2.25%	2,885	470	-	44	-	5,624	7,762	782
2.30%	14,281	106	283	9,596	-	56,914	60,174	1,965
2.35%	1,963	-	-	893	-	27,321	8,227	-
2.40%	44,563	1,537	-	13,367	-	106,438	98,925	2,793
2.45%	3,083	-	-	395	-	10,138	5,530	529
2.50%	2,196	914	-	4,366	-	9,609	15,817	116
2.55%	364	441	-	8,032	-	12,280	9,557	-
2.60%	-	-	-	-	-	-	-	-
2.65%	173	-	-	873	-	4,088	2,024	-
2.70%	-	-	-	-	-	532	-	-
2.75%	4,138	-	-	5,862	-	115	2,622	387
2.80%	76	112	-	511	-	817	412	-
2.85%	1,569	6,147	-	-	-	302	5,432	1,242
2.90%	-	-	-	-	-	208	-	-
2.95%	-	-	-	-	-	283	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$670,349	$292,879	$91,696	$484,938	$865	$6,280,562	$4,171,565	$195,657

	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	NAMGI2

0.40%	$-	$-	$-	$883	$76	$-	$-	$720
0.60%	-	-	-	103	320	-	-	36
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	4	-	20	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	4,601	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	4,500	-	170	-	-	-	-
1.15%	-	25,036	-	1,043	-	-	18	44,494
1.20%	-	71	-	-	-	-	-	-
1.25%	-	3,105	-	1,386	-	-	-	-
1.30%	24,959	-	15,703	-	-	74	-	1,798,334
1.35%	-	5,488	-	-	-	-	-	3,097
1.40%	6,076	2,947	7,985	222	-	300	-	-
1.45%	-	11,919	-	553	-	-	-	1,776
1.50%	-	7,419	-	211	-	-	21	286,875
1.55%	-	28,535	-	1,483	-	-	-	896
1.60%	-	3,557	-	-	-	-	-	5,439
1.65%	-	988	-	-	-	-	-	38,556
1.70%	-	3,691	-	320	-	-	-	-
1.75%	-	37,849	-	2	1,282	-	-	212,469
1.80%	-	3,111	-	-	-	-	-	38,748
1.85%	-	1,714	-	30	-	-	-	121,870
1.90%	-	680	-	-	-	-	-	-
1.95%	-	6,422	-	-	1,066	-	-	182,740
2.00%	-	46	-	-	-	-	-	15,424
2.05%	-	1,423	-	77	-	-	-	24,871
2.10%	-	1,901	-	-	-	-	-	12,152
2.15%	-	502	-	-	-	-	-	-
2.20%	-	335	-	-	272	-	-	9,079
2.25%	-	306	-	-	-	-	-	588
2.30%	-	1,712	-	-	-	-	-	6,735
2.35%	-	242	-	-	-	-	-	-
2.40%	-	-	-	-	869	-	-	36,539
2.45%	-	158	-	-	-	-	-	344
2.50%	-	-	-	-	-	-	-	9,346
2.55%	-	-	-	-	235	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	752
2.80%	-	-	-	-	-	-	-	1,151
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$31,039	$158,258	$23,708	$6,483	$4,120	$374	$39	$2,853,031

	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

0.40%	$8,913	$-	$7,382	$49,134	$6,755	$7,479	$7,296	$13,050
0.60%	1,798	-	2,910	9,289	931	4,193	3,137	4,242
0.65%	-	-	991	30,460	5,969	770	260	7,108
0.75%	-	-	4,648	34,004	8,661	3,254	2,137	10,232
0.80%	-	3,221	-	1,484	458	2,656	2,591	451
0.85%	-	-	4,120	67,235	8,527	4,944	11,062	9,877
0.95%	-	-	3,265	1,660	4,661	1,614	3,481	2,523
1.05%	-	-	4,938	2,894	1,127	2,703	2,750	935
1.10%	3,689	-	37,218	1,921,126	403,422	34,721	65,795	405,895
1.15%	219,985	-	335,410	8,112,845	2,532,199	274,723	416,545	2,664,743
1.20%	-	-	761	12,383	6,787	1,215	1,929	6,479
1.25%	82	-	42,447	585,441	105,194	29,718	35,030	105,384
1.30%	9,895,768	443,507	419,903	29,061,161	16,809,226	1,042,526	1,474,964	16,500,269
1.35%	23,212	-	124,635	1,915,382	508,063	144,191	254,373	619,926
1.40%	-	158,623	14,349	313,377	47,732	39,519	72,535	61,099
1.45%	-	-	49,459	513,464	142,126	22,458	55,623	158,681
1.50%	1,554,766	-	274,277	8,000,001	2,777,272	591,762	1,191,547	3,668,345
1.55%	8,392	-	242,273	4,638,442	1,252,832	179,147	331,797	1,369,502
1.60%	54,314	-	72,695	990,347	114,005	245,588	396,310	473,705
1.65%	208,207	-	52,247	1,475,842	446,956	80,972	163,513	567,376
1.70%	-	-	9,889	219,142	37,164	8,090	11,930	47,504
1.75%	2,540,594	-	469,738	19,818,609	6,173,983	733,274	1,211,337	6,925,114
1.80%	113,074	-	34,408	848,533	286,770	92,858	156,569	380,657
1.85%	848,498	-	103,665	3,760,817	2,113,652	136,618	251,229	2,223,647
1.90%	10,350	-	8,647	211,101	87,560	12,523	8,146	93,539
1.95%	2,155,399	-	204,415	6,085,600	1,700,533	591,778	1,140,234	2,542,861
2.00%	51,070	-	14,199	724,966	221,023	28,378	55,949	258,413
2.05%	168,480	-	66,124	874,288	507,295	43,478	177,204	537,200
2.10%	42,229	-	27,590	734,882	209,520	51,217	70,671	224,286
2.15%	1,183	-	6,636	224,035	114,936	12,266	29,224	128,837
2.20%	69,065	-	43,277	1,541,889	398,963	77,279	173,546	522,751
2.25%	405	-	1,934	89,792	37,226	5,848	8,927	43,651
2.30%	27,694	-	31,782	662,753	254,982	52,682	80,333	323,112
2.35%	-	-	5,888	315,883	237,922	6,165	10,048	253,184
2.40%	287,093	-	25,244	778,832	255,715	61,218	149,678	359,918
2.45%	31,105	-	2,509	135,967	38,998	9,389	29,508	62,089
2.50%	156,218	-	10,826	514,676	320,905	18,926	41,884	363,305
2.55%	4,266	-	2,910	148,724	21,087	11,151	14,961	29,865
2.60%	-	-	-	13,132	13,024	-	741	14,078
2.65%	-	-	704	74,653	55,889	1,500	2,572	61,260
2.70%	-	-	-	16,683	11,616	50	70	11,875
2.75%	608	-	11,326	56,875	2,887	3,502	2,569	4,965
2.80%	674	-	-	13,123	5,413	1,957	2,314	7,409
2.85%	15,613	-	2,308	18,602	17,368	3,053	2,051	19,629
2.90%	-	-	-	4,899	3,401	-	-	3,584
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	1,922	1,889	-	-	1,991
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$18,502,744	$605,351	$2,777,947	$95,626,349	$38,312,624	$4,677,353	$8,124,370	$42,094,546

	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1

0.40%	$233	$645	$-	$669	$85	$-	$673	$-
0.60%	-	331	-	440	-	-	202	-
0.65%	-	-	-	-	47	-	18	-
0.75%	468	-	1,091	-	1,218	-	789	-
0.80%	912	954	-	785	-	3,538	-	156
0.85%	1,338	-	5,317	-	1,853	-	970	-
0.95%	5,242	-	3,199	-	3	-	146	-
1.05%	1,274	-	739	-	-	-	20	-
1.10%	3,245	-	1,917	-	7,823	-	7,786	-
1.15%	100,966	-	69,811	-	52,551	-	34,440	-
1.20%	849	-	543	-	-	-	212	-
1.25%	13,951	-	7,977	-	1,824	-	5,160	-
1.30%	129,497	98,819	79,598	144,997	102,708	647,283	104,500	23,797
1.35%	28,990	-	24,628	-	17,083	-	9,875	-
1.40%	38,440	21,045	3,453	85,661	4,400	342,666	1,199	3,820
1.45%	27,975	-	11,260	-	25,432	-	2,060	-
1.50%	112,933	-	135,944	-	101,773	-	40,931	-
1.55%	87,185	-	52,812	-	38,988	-	38,385	-
1.60%	101,380	-	54,291	-	26,242	-	20,166	-
1.65%	26,584	-	29,328	-	15,260	-	6,677	-
1.70%	6,225	-	3,011	-	249	-	78	-
1.75%	108,873	-	119,414	-	118,591	-	86,382	-
1.80%	43,589	-	17,247	-	10,957	-	11,259	-
1.85%	58,159	-	17,702	-	19,149	-	12,109	-
1.90%	1,762	-	743	-	1,247	-	69	-
1.95%	73,371	-	107,178	-	86,399	-	45,134	-
2.00%	7,265	-	5,504	-	7,572	-	3,458	-
2.05%	27,708	-	34,829	-	18,191	-	7,771	-
2.10%	9,656	-	18,558	-	5,713	-	3,647	-
2.15%	2,036	-	5,239	-	1,640	-	3,859	-
2.20%	42,992	-	46,959	-	15,090	-	13,577	-
2.25%	2,816	-	1,290	-	756	-	65	-
2.30%	18,770	-	12,737	-	13,867	-	11,852	-
2.35%	1,706	-	3,021	-	1,340	-	2,025	-
2.40%	13,740	-	11,129	-	15,522	-	3,114	-
2.45%	748	-	1,857	-	1,691	-	1,602	-
2.50%	1,013	-	2,542	-	880	-	1,497	-
2.55%	1,034	-	11,333	-	1,374	-	2,050	-
2.60%	-	-	-	-	-	-	-	-
2.65%	166	-	3,442	-	3,164	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	747	-	1,329	-	981	-
2.80%	-	-	160	-	94	-	-	-
2.85%	-	-	-	-	-	-	772	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,103,091	$121,794	$906,550	$232,552	$722,105	$993,487	$485,510	$27,773

	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2

0.40%	$436	$-	$2,568	$12,629	$207	$10,956	$1,010	$2,806
0.60%	142	-	-	1,619	-	213	200	21
0.65%	1,542	6	8,370	36,284	4,483	16,462	-	3,263
0.75%	5,434	1,397	25,975	36,506	11,478	62,520	20,524	13,946
0.80%	-	237	32	19	-	833	91	-
0.85%	9,745	1,350	52,978	83,217	9,252	67,994	5,807	29,110
0.95%	-	-	-	-	-	-	-	-
1.05%	539	-	-	-	-	-	-	-
1.10%	32,776	1,880	990,102	1,104,160	284,593	1,386,160	117,132	298,252
1.15%	273,928	66,343	1,927,815	4,307,122	827,825	3,543,068	849,350	1,017,298
1.20%	3,990	-	10,529	18,157	8,555	48,185	-	1,998
1.25%	14,535	4,286	182,456	306,040	78,650	253,608	36,662	77,181
1.30%	178,669	93,881	13,015,824	9,978,527	3,187,248	10,588,883	254,792	3,831,554
1.35%	51,508	15,881	416,676	1,064,405	166,060	991,061	232,948	266,201
1.40%	31,273	4,368	35,405	15,127	32,945	86,486	30,479	55,704
1.45%	25,773	2,146	127,451	283,178	55,141	241,659	53,552	71,743
1.50%	77,215	162,092	2,748,275	3,057,707	774,916	3,331,653	420,000	943,474
1.55%	297,149	57,812	1,121,520	2,055,347	606,325	1,948,727	854,824	732,895
1.60%	33,341	33,455	205,662	145,937	134,460	516,865	103,981	116,088
1.65%	31,139	24,158	394,220	509,758	143,919	576,376	72,976	141,792
1.70%	4,148	888	25,974	59,143	15,034	72,539	23,005	28,613
1.75%	449,913	213,182	6,328,468	10,954,750	2,402,968	9,755,805	1,193,138	2,428,100
1.80%	15,662	48,854	180,269	195,022	86,567	251,329	29,329	91,228
1.85%	24,258	6,202	1,332,467	1,085,641	520,006	1,187,152	91,511	539,771
1.90%	4,446	4,345	78,667	111,721	33,331	142,337	87,227	44,445
1.95%	92,295	222,509	1,637,732	2,618,054	538,238	2,272,130	495,896	692,271
2.00%	9,940	10,870	162,141	323,721	122,485	369,461	47,238	78,906
2.05%	6,234	27,677	409,278	340,455	113,831	314,905	40,719	92,573
2.10%	35,524	5,311	177,714	409,994	48,784	369,254	50,648	71,468
2.15%	14,059	5,634	106,330	73,394	29,703	193,119	33,939	27,580
2.20%	17,295	58,965	393,417	648,886	180,712	880,079	149,914	171,302
2.25%	2,023	3,091	27,780	4,382	5,288	45,764	9,715	41,187
2.30%	10,423	34,903	209,156	467,166	116,369	311,285	127,273	109,366
2.35%	19,006	773	130,543	16,914	54,343	207,029	23,816	42,427
2.40%	10,108	18,642	101,234	138,479	27,475	97,243	105,763	32,881
2.45%	66	4,798	16,181	56,813	13,848	37,699	1,011	25,109
2.50%	2,658	29,481	277,693	85,128	61,616	123,269	69,817	57,498
2.55%	2,669	-	16,123	35,823	13,967	44,159	452	4,962
2.60%	-	-	1,303	-	-	11,261	-	-
2.65%	1,520	556	15,804	9,825	9,751	22,908	614	4,962
2.70%	485	36,297	37,442	-	558	10,686	382	284
2.75%	-	-	367	4,329	-	869	870	3,118
2.80%	-	-	95	-	-	687	2,465	-
2.85%	-	-	4,809	-	3,798	7,200	-	7,266
2.90%	186	-	-	-	-	-	-	-
2.95%	285	-	-	4,449	-	1,742	-	1,590
3.00%	-	-	-	582	-	-	-	-
3.05%	-	-	-	-	-	1,301	3,242	-
3.10%	-	-	802	-	-	2,404	-	-
3.40%	-	-	-	-	-	1,828	-	-

Totals	$1,792,337	$1,202,270	$32,937,647	$40,660,410	$10,724,729	$40,407,153	$5,642,312	$12,200,233

	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8

0.40%	$-	$474	$2,709	$-	$-	$74	$1,244	$88
0.60%	-	-	291	-	-	2	3,523	-
0.65%	-	1,338	881	-	1,239	2,076	-	507
0.75%	-	8,406	1,676	-	3,027	7,182	-	606
0.80%	72	-	205	27,527	-	2,594	-	138
0.85%	-	8,144	708	-	7,590	8,241	-	5,958
0.95%	-	869	-	-	2,806	6,180	-	490
1.05%	-	1,500	101	-	1,968	8,871	-	1,045
1.10%	-	32,707	10,097	-	30,982	39,535	-	32,051
1.15%	-	160,793	63,718	-	279,014	412,558	-	51,196
1.20%	-	2,844	-	-	4,225	4,006	-	111
1.25%	-	16,685	8,167	-	17,389	30,796	-	2,203
1.30%	33,289	258,230	277,987	1,218,621	112,932	679,711	-	222,701
1.35%	-	36,886	17,266	-	59,528	84,383	-	16,247
1.40%	12,887	19,835	10,012	388,114	31,864	236,954	-	11,696
1.45%	-	27,730	3,584	-	31,021	42,391	-	7,387
1.50%	-	108,010	133,555	-	69,165	116,945	-	201,651
1.55%	-	173,519	52,836	-	311,897	378,025	-	22,938
1.60%	-	55,274	31,536	-	14,940	69,955	-	27,300
1.65%	-	35,498	17,229	-	27,625	46,537	-	10,384
1.70%	-	2,479	2,078	-	4,502	8,534	-	521
1.75%	-	295,543	203,221	-	434,133	548,113	-	131,992
1.80%	-	20,246	10,733	-	15,866	31,344	-	18,171
1.85%	-	35,888	43,911	-	23,175	41,714	-	24,034
1.90%	-	1,172	3,166	-	6,413	6,004	-	613
1.95%	-	117,907	87,025	-	64,799	144,634	-	179,121
2.00%	-	6,247	6,097	-	8,174	12,369	-	5,164
2.05%	-	15,116	10,521	-	6,237	14,060	-	9,142
2.10%	-	25,181	7,007	-	20,225	22,851	-	5,025
2.15%	-	8,111	1,423	-	12,816	17,009	-	424
2.20%	-	20,290	15,640	-	11,498	20,560	-	26,574
2.25%	-	3,357	66	-	2,108	3,910	-	4,223
2.30%	-	7,310	13,569	-	9,544	24,717	-	5,176
2.35%	-	17,024	707	-	20,622	25,478	-	347
2.40%	-	2,114	5,404	-	7,349	1,105	-	29,108
2.45%	-	1,286	495	-	67	1,539	-	1,907
2.50%	-	6,369	4,659	-	2,849	5,423	-	7,059
2.55%	-	1,800	211	-	1,909	1,935	-	2,720
2.60%	-	-	-	-	-	446	-	96
2.65%	-	1,836	471	-	439	352	-	455
2.70%	-	360	-	-	479	789	-	-
2.75%	-	-	-	-	-	217	-	-
2.80%	-	37	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	183	-	-	187	183	-	-
2.95%	-	74	-	-	297	266	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$46,248	$1,538,672	$1,048,962	$1,634,262	$1,660,900	$3,110,568	$4,767	$1,066,569

	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

0.40%	$461	$4,658	$17,365	$8	$11,622	$450	$2,892	$6,709
0.60%	169	263	2,438	601	787	569	724	1,532
0.65%	-	4,173	52,036	5,921	37,580	3,551	9,745	1,665
0.75%	3,060	33,668	96,255	9,496	55,049	10,923	29,526	3,173
0.80%	5,279	63	400	1,641	4,695	7,635	1,438	2,409
0.85%	246	43,167	122,045	13,747	63,070	11,761	26,941	11,807
0.95%	981	-	370	-	9,783	8,909	1,020	2,780
1.05%	2,540	687	1,568	607	5,080	8,996	2,263	832
1.10%	7,188	247,180	383,095	203,615	743,553	210,540	185,850	7,317
1.15%	294,857	1,077,490	2,005,369	817,214	4,559,100	2,871,358	1,258,336	184,452
1.20%	6,706	5,898	1,493	11,237	19,764	21,413	5,479	1,129
1.25%	55,848	64,980	83,388	42,958	312,773	193,154	107,605	20,841
1.30%	154,838	10,897,213	6,710,575	3,204,090	7,894,985	435,535	3,502,016	777,212
1.35%	90,336	212,256	483,909	132,747	791,466	592,674	264,465	75,159
1.40%	67,823	44,043	12,382	80,295	507,497	325,548	139,080	112,405
1.45%	27,903	37,555	213,888	83,581	271,696	182,631	97,786	38,352
1.50%	303,389	2,015,762	1,618,612	726,661	2,549,121	634,583	752,289	454,204
1.55%	186,868	368,112	843,818	559,424	2,853,635	2,187,704	833,342	125,253
1.60%	122,631	191,293	168,386	284,175	477,161	234,091	218,057	111,054
1.65%	59,943	172,694	341,206	111,335	474,088	120,984	144,305	44,832
1.70%	28,309	17,107	26,097	23,865	108,727	70,838	26,578	10,373
1.75%	506,561	3,662,417	5,724,231	2,088,794	7,751,835	2,145,705	2,632,001	427,883
1.80%	44,195	115,507	95,971	120,333	293,987	122,921	91,494	52,697
1.85%	48,663	867,818	689,319	422,395	924,520	104,987	360,285	119,043
1.90%	69,845	65,593	73,870	20,407	233,352	199,312	73,896	4,813
1.95%	362,550	1,158,039	1,351,138	385,338	1,791,880	559,813	503,809	456,968
2.00%	3,585	74,232	113,395	91,514	317,975	56,065	88,784	14,320
2.05%	52,301	190,083	102,195	107,438	212,400	46,874	84,746	43,559
2.10%	43,540	122,404	247,555	40,519	274,405	181,411	92,340	42,874
2.15%	60,246	66,910	44,946	47,510	340,893	49,515	70,039	22,002
2.20%	35,877	300,161	376,450	191,249	436,052	86,800	131,254	64,152
2.25%	29,191	51,814	5,291	13,612	63,360	35,286	56,223	4,224
2.30%	58,178	96,244	180,382	141,995	243,137	123,416	68,478	22,008
2.35%	62,443	119,461	13,946	44,903	453,178	18,289	95,135	1,745
2.40%	15,675	77,622	85,426	39,675	218,298	174,246	19,607	60,875
2.45%	2,319	31,778	38,043	15,729	29,244	7,178	3,227	5,376
2.50%	73,847	237,914	76,177	60,276	189,451	153,691	60,839	29,776
2.55%	1,146	11,741	21,346	12,406	58,506	18,255	31,548	4,688
2.60%	6,417	-	-	-	5,365	648	714	96
2.65%	2,451	2,976	653	3,291	32,252	4,927	2,633	1,760
2.70%	32,744	8,835	-	1,198	50,556	3,997	4,395	-
2.75%	2,279	396	-	1,856	5,996	13,039	8,815	1,000
2.80%	-	-	-	93	686	-	-	-
2.85%	-	7,210	-	-	-	8,389	1,338	-
2.90%	-	-	-	-	4,847	-	-	-
2.95%	23,711	6,927	-	-	1,764	-	-	-
3.00%	-	-	-	-	39,654	-	4,747	-
3.05%	-	-	-	-	-	2,915	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,957,139	$22,714,344	$22,425,029	$10,163,749	$35,724,825	$12,251,526	$12,096,084	$3,373,349

	SAM	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1

0.40%	$11,413	$-	$697	$-	$166	$-	$1,510	$-
0.60%	2,863	-	-	-	-	-	372	-
0.65%	3,599	-	1,379	-	531	-	949	-
0.75%	18,035	-	3,955	-	3,054	-	5,307	-
0.80%	9,319	1,143	-	149	-	2,074	-	42
0.85%	12,704	-	8,246	-	4,449	-	2,761	-
0.95%	11,007	-	349	-	1,009	-	3,162	-
1.05%	6,821	-	1,122	-	569	-	2,528	-
1.10%	89,966	-	29,199	-	20,221	-	17,335	-
1.15%	745,574	-	259,663	-	108,362	-	203,256	-
1.20%	5,592	-	4,571	-	962	-	2,691	-
1.25%	67,677	-	15,078	-	7,221	-	23,756	-
1.30%	1,883,619	227,796	116,086	25,805	129,838	88,970	160,172	36,660
1.35%	180,738	-	59,303	-	22,060	-	48,404	-
1.40%	489,882	93,184	26,592	14,973	4,113	29,181	15,791	19,500
1.45%	86,126	-	20,786	-	8,169	-	24,745	-
1.50%	589,847	-	88,932	-	74,924	-	174,286	-
1.55%	724,388	-	296,897	-	79,882	-	234,466	-
1.60%	294,553	-	29,379	-	17,349	-	50,771	-
1.65%	117,325	-	25,616	-	14,132	-	29,641	-
1.70%	27,194	-	7,144	-	2,683	-	5,276	-
1.75%	1,217,026	-	454,175	-	188,914	-	339,094	-
1.80%	107,249	-	11,676	-	7,844	-	56,459	-
1.85%	338,110	-	37,150	-	21,246	-	55,571	-
1.90%	18,474	-	6,040	-	3,449	-	8,362	-
1.95%	346,234	-	94,127	-	76,443	-	128,267	-
2.00%	30,035	-	9,658	-	6,489	-	14,903	-
2.05%	116,743	-	6,463	-	14,021	-	12,284	-
2.10%	65,506	-	16,799	-	10,620	-	26,333	-
2.15%	27,435	-	13,575	-	1,600	-	13,091	-
2.20%	116,216	-	14,973	-	18,017	-	39,974	-
2.25%	5,353	-	1,679	-	1,921	-	2,979	-
2.30%	58,483	-	8,656	-	10,775	-	22,489	-
2.35%	8,769	-	19,053	-	2,572	-	9,095	-
2.40%	28,913	-	5,466	-	1,931	-	16,976	-
2.45%	13,410	-	1,056	-	1,274	-	3,572	-
2.50%	28,258	-	3,867	-	1,856	-	2,959	-
2.55%	1,484	-	3,536	-	341	-	1,003	-
2.60%	-	-	-	-	-	-	95	-
2.65%	2,419	-	1,973	-	711	-	1,392	-
2.70%	70	-	452	-	39	-	203	-
2.75%	657	-	267	-	310	-	851	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	380	-	1,943	-	537	-
2.90%	-	-	141	-	-	-	70	-
2.95%	-	-	370	-	-	-	131	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$7,909,086	$322,123	$1,706,526	$40,927	$872,010	$120,225	$1,763,869	$56,202

	NVMLV2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF

0.40%	$1,568	$-	$852	$2,046	$133	$-	$7	$815
0.60%	477	-	512	507	-	-	-	522
0.65%	729	-	663	-	1,114	-	-	-
0.75%	5,631	-	2,506	-	5,477	-	151	-
0.80%	25	4,519	-	-	2,846	1,638	-	1,933
0.85%	710	-	4,319	-	4,887	-	486	-
0.95%	1,561	-	1,631	-	205	-	755	-
1.05%	3	-	1,746	-	257	-	187	-
1.10%	7,744	-	27,950	-	25,025	-	3,667	-
1.15%	75,842	-	222,322	-	214,927	-	33,813	-
1.20%	1,834	-	3,092	-	2,544	-	44	-
1.25%	9,891	-	19,042	-	18,279	-	4,397	-
1.30%	214,167	1,879,378	165,783	-	1,832,430	62,463	74,378	304,436
1.35%	31,855	-	65,619	-	60,940	-	13,877	-
1.40%	7,271	353,567	20,286	-	537,492	13,249	2,072	109,880
1.45%	9,125	-	17,886	-	17,725	-	4,941	-
1.50%	200,885	-	134,365	-	149,819	-	73,817	-
1.55%	82,115	-	236,751	-	223,610	-	25,312	-
1.60%	41,405	-	42,884	-	34,946	-	22,930	-
1.65%	27,573	-	47,176	-	39,202	-	12,250	-
1.70%	4,682	-	5,497	-	4,857	-	3,250	-
1.75%	209,400	-	350,040	-	366,971	-	81,626	-
1.80%	37,702	-	26,760	-	13,179	-	8,129	-
1.85%	41,288	-	57,066	-	32,162	-	22,320	-
1.90%	2,105	-	6,894	-	5,049	-	1,842	-
1.95%	120,010	-	116,527	-	122,349	-	60,938	-
2.00%	7,540	-	11,159	-	9,146	-	2,799	-
2.05%	32,225	-	40,155	-	18,305	-	2,946	-
2.10%	13,856	-	22,629	-	23,249	-	6,297	-
2.15%	6,447	-	13,392	-	14,361	-	1,738	-
2.20%	25,692	-	23,646	-	22,206	-	15,958	-
2.25%	879	-	2,233	-	2,578	-	211	-
2.30%	17,274	-	16,627	-	14,421	-	6,249	-
2.35%	2,288	-	14,933	-	12,509	-	330	-
2.40%	19,454	-	24,189	-	12,135	-	8,554	-
2.45%	3,959	-	1,196	-	1,616	-	1,448	-
2.50%	1,868	-	2,372	-	2,044	-	1,216	-
2.55%	83	-	1,382	-	6,184	-	302	-
2.60%	91	-	-	-	-	-	-	-
2.65%	3,210	-	717	-	2,453	-	846	-
2.70%	-	-	258	-	255	-	-	-
2.75%	639	-	793	-	540	-	272	-
2.80%	116	-	-	-	-	-	372	-
2.85%	623	-	111	-	570	-	149	-
2.90%	-	-	94	-	68	-	-	-
2.95%	-	-	167	-	234	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,271,842	$2,237,464	$1,754,222	$2,553	$3,859,299	$77,350	$500,876	$417,586

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.40%	$191	$1,188	$49	$5,194	$2,186	$380	$1,324	$1,391
0.60%	-	1,178	-	463	624	612	-	205
0.65%	127	-	8	1,949	231	-	1,670	2,547
0.75%	1,753	-	329	5,708	5,201	-	2,946	4,762
0.80%	-	5,125	-	124	1,716	17,857	-	10
0.85%	558	-	1,600	4,971	3,164	-	4,168	7,580
0.95%	1,960	-	4,965	3,390	434	-	3,980	-
1.05%	785	-	552	592	202	-	5,714	1,100
1.10%	2,434	-	6,503	36,277	23,315	-	27,159	51,238
1.15%	56,186	-	99,381	249,508	117,657	-	566,099	365,897
1.20%	94	-	58	227	382	-	2,822	4,028
1.25%	16,777	-	19,252	17,374	6,192	-	104,412	18,035
1.30%	81,915	622,633	71,827	900,539	575,362	3,332,485	408,519	607,779
1.35%	23,806	-	43,133	86,328	29,791	-	214,010	81,472
1.40%	4,166	288,148	5,161	36,527	28,128	1,400,344	48,486	33,147
1.45%	8,708	-	18,488	44,596	16,678	-	89,578	26,317
1.50%	78,301	-	65,693	365,983	226,903	-	390,909	219,192
1.55%	45,258	-	68,153	183,005	92,053	-	503,846	361,375
1.60%	31,683	-	22,845	96,489	62,387	-	148,919	31,918
1.65%	12,625	-	7,370	53,813	28,805	-	65,778	46,533
1.70%	3,797	-	6,560	5,974	2,324	-	33,328	6,142
1.75%	98,852	-	88,371	609,544	424,960	-	592,420	719,925
1.80%	10,592	-	10,148	30,571	21,400	-	56,174	13,665
1.85%	24,045	-	13,069	221,058	132,285	-	127,216	101,403
1.90%	971	-	5,342	29,642	3,565	-	22,365	6,637
1.95%	73,051	-	56,861	278,711	156,906	-	263,213	206,791
2.00%	6,731	-	1,807	28,222	12,133	-	14,550	30,875
2.05%	4,697	-	12,367	97,954	21,572	-	53,523	25,670
2.10%	8,881	-	8,929	27,171	30,453	-	38,037	60,020
2.15%	2,247	-	4,385	6,449	3,257	-	24,903	18,337
2.20%	14,082	-	8,893	69,505	42,941	-	79,180	46,852
2.25%	2,316	-	454	7,042	4,690	-	6,968	2,216
2.30%	5,470	-	5,714	45,137	35,745	-	37,019	37,847
2.35%	515	-	43	9,602	3,136	-	4,252	20,013
2.40%	14,293	-	3,143	38,802	16,112	-	31,059	15,670
2.45%	1,153	-	139	5,579	8,842	-	967	5,160
2.50%	1,331	-	1,101	8,678	33,359	-	11,711	18,083
2.55%	2,626	-	3,422	8,102	192	-	2,108	5,305
2.60%	-	-	-	-	-	-	-	-
2.65%	863	-	193	1,142	1,681	-	1,776	1,181
2.70%	-	-	-	97	96	-	-	1,025
2.75%	455	-	-	1,935	1,020	-	1,913	172
2.80%	-	-	-	94	-	-	-	498
2.85%	150	-	150	814	3,850	-	1,420	2,777
2.90%	-	-	-	-	-	-	-	163
2.95%	-	-	-	-	-	-	-	368
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$644,445	$918,272	$666,458	$3,624,882	$2,181,930	$4,751,678	$3,994,441	$3,211,321

	EIF	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2

0.40%	$1,339	$592	$-	$315	$33	$6	$1,842	$2,037
0.60%	572	-	-	210	-	7	787	-
0.65%	-	603	-	-	-	-	-	-
0.75%	-	1,973	-	2,085	-	-	-	-
0.80%	-	24	4,727	-	-	-	-	-
0.85%	-	3,974	-	2,309	-	-	-	-
0.95%	-	433	-	9,311	-	-	-	-
1.05%	-	1,381	-	1,080	-	-	-	-
1.10%	-	33,289	-	4,007	-	-	1,538	6,456
1.15%	-	217,806	-	144,550	121	2,118	229,463	89,586
1.20%	-	1,788	-	721	-	-	-	-
1.25%	-	21,578	-	16,119	-	1	-	-
1.30%	-	564,442	436,910	138,686	10,341	13,332	8,558,162	4,355,640
1.35%	-	59,531	-	52,028	-	1,652	99,083	17,516
1.40%	-	26,320	208,777	9,422	540	343	972	75
1.45%	-	20,996	-	27,074	38	-	6,982	867
1.50%	-	301,963	-	235,604	3,923	19,662	1,678,850	792,974
1.55%	-	219,062	-	97,843	114	360	27,933	339
1.60%	-	71,591	-	104,193	39,340	6,627	64,648	45,380
1.65%	-	50,374	-	34,917	574	1,635	199,110	125,808
1.70%	-	13,303	-	4,630	-	-	1,795	-
1.75%	-	448,179	-	161,043	13,223	6,101	2,729,147	1,157,628
1.80%	-	40,698	-	36,007	6,771	1,630	265,808	111,763
1.85%	-	78,433	-	48,738	2,621	5,443	941,802	416,596
1.90%	-	11,038	-	2,800	-	-	-	1,430
1.95%	-	226,570	-	182,416	34,096	34,845	1,162,114	634,969
2.00%	-	18,728	-	7,140	-	-	44,896	18,291
2.05%	-	22,494	-	9,323	208	4,465	139,262	110,307
2.10%	-	36,115	-	26,360	24,165	-	56,605	14,064
2.15%	-	8,364	-	6,277	-	-	41,780	9,257
2.20%	-	55,470	-	51,599	-	806	193,471	113,609
2.25%	-	3,642	-	5,111	-	-	23,153	16,605
2.30%	-	34,686	-	19,457	-	110	154,931	28,221
2.35%	-	8,808	-	1,915	-	-	-	-
2.40%	-	19,641	-	41,298	3,137	3,504	193,867	89,905
2.45%	-	3,367	-	1,874	1,032	-	50,087	11,757
2.50%	-	12,836	-	4,526	331	95	219,619	80,610
2.55%	-	3,918	-	3,633	-	95	1,201	650
2.60%	-	-	-	41	-	-	-	-
2.65%	-	2,504	-	915	-	-	-	16,286
2.70%	-	1,643	-	-	-	-	-	-
2.75%	-	1,010	-	934	-	-	671	28
2.80%	-	117	-	479	-	-	-	-
2.85%	-	1,012	-	1,116	-	-	17,971	19,162
2.90%	-	45	-	-	-	-	-	-
2.95%	-	128	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,911	$2,650,469	$650,414	$1,498,106	$140,608	$102,837	$17,107,550	$8,287,816

	IDPG2	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG

0.40%	$1,144	$1,206	$1,660	$14,441	$649	$23	$-	$-
0.60%	94	-	1,461	9,863	129	-	-	-
0.65%	-	-	-	-	-	1,011	-	-
0.75%	-	-	-	-	-	4,692	-	-
0.80%	-	-	-	-	-	302	-	-
0.85%	-	-	-	-	-	4,232	-	-
0.95%	-	-	-	-	-	3,364	-	-
1.05%	-	-	-	-	-	553	-	-
1.10%	1,559	82	1,293	3,133	-	26,779	-	-
1.15%	199,955	81,542	18,749	121,449	22,516	185,334	105	-
1.20%	-	-	-	-	-	2,471	-	-
1.25%	-	-	335	5,000	-	10,656	283	-
1.30%	7,573,807	3,460,237	228,156	1,466,041	1,599,797	188,162	-	100
1.35%	15,166	6,272	17,877	120,227	4,733	34,699	-	-
1.40%	1,307	388	4,267	41,227	221	89,329	-	88
1.45%	1,027	-	1,455	13,037	-	27,323	-	-
1.50%	994,097	537,435	262,746	1,954,362	278,152	36,312	117	-
1.55%	5,094	1,877	6,951	91,865	403	163,295	29	-
1.60%	44,050	45,475	44,411	349,121	6,486	11,094	341	-
1.65%	152,269	74,865	23,738	189,808	39,286	26,220	180	-
1.70%	-	-	983	4,479	-	5,895	-	-
1.75%	2,173,866	1,050,558	102,891	692,578	239,563	268,226	193	-
1.80%	122,315	78,998	18,937	172,468	19,559	23,645	269	-
1.85%	771,056	354,002	28,011	262,212	105,048	16,096	68	-
1.90%	996	-	1,116	11,623	-	5,034	-	-
1.95%	899,959	405,986	228,425	1,884,192	146,509	42,299	-	-
2.00%	15,316	20,961	6,566	34,688	1,703	8,323	-	-
2.05%	92,333	45,746	6,932	135,728	16,279	4,447	-	-
2.10%	43,651	7,318	15,894	63,113	13,223	9,962	-	-
2.15%	4,572	3,377	920	14,160	869	11,050	484	-
2.20%	114,980	39,172	29,275	128,388	6,634	15,731	-	-
2.25%	11,455	328	4,751	72,941	173	2,791	291	-
2.30%	60,506	13,143	12,609	88,334	7,758	11,938	-	-
2.35%	9	129	-	3,107	-	16,098	-	-
2.40%	154,258	34,446	33,629	296,253	12,733	484	-	-
2.45%	15,685	1,389	2,392	23,032	1,755	92	-	-
2.50%	86,306	86,944	8,975	95,356	38,404	2,344	-	-
2.55%	1,220	1,688	468	71,374	-	408	-	-
2.60%	-	-	362	596	-	-	-	-
2.65%	-	-	637	2,844	-	330	-	-
2.70%	-	-	-	-	-	606	-	-
2.75%	-	43	991	108,193	-	-	-	-
2.80%	-	-	817	4,334	-	-	-	-
2.85%	17,726	18,214	-	949	419	-	-	-
2.90%	-	-	-	-	-	160	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$13,575,778	$6,371,821	$1,118,680	$8,550,516	$2,563,001	$1,261,810	$2,360	$188

	AMMCGS	AMTP	AMSRS	NOTB4	NOTG4	NOTMG4	OVIGS	OVMS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	275	-	162	-	-	-	-	508
0.85%	-	-	-	-	-	-	-	-
0.95%	537	-	11,094	-	-	-	-	-
1.05%	382	-	853	-	-	-	-	-
1.10%	390	-	3,616	-	-	-	1,094	-
1.15%	4,971	-	52,541	-	-	453	19,707	-
1.20%	82	-	-	-	-	-	-	-
1.25%	2,339	-	4,936	-	-	-	831	-
1.30%	3,740	-	46,827	22,443	51,619	20,161	208,069	263,917
1.35%	989	-	26,788	572	1,596	621	4,916	-
1.40%	4,468	198	13,305	-	-	-	301	121,524
1.45%	2,556	-	7,523	-	-	-	2,044	-
1.50%	1,637	-	7,111	30,058	15,184	23,360	133,105	-
1.55%	6,921	-	27,740	-	-	-	11,137	-
1.60%	680	-	2,029	42,607	2,326	7,780	15,821	-
1.65%	37	-	268	771	523	2,630	16,058	-
1.70%	98	-	11,036	-	-	-	589	-
1.75%	4,040	-	28,949	40,606	37,239	11,883	71,411	-
1.80%	398	-	3,602	8,732	4,527	4,727	7,359	-
1.85%	144	-	1,648	3,588	729	945	71,003	-
1.90%	-	-	7,587	-	-	-	374	-
1.95%	617	-	1,974	50,511	30,716	47,102	158,437	-
2.00%	234	-	162	-	-	-	2,089	-
2.05%	-	-	2,731	472	6	12	11,228	-
2.10%	292	-	989	1,446	2,875	678	7,895	-
2.15%	186	-	1,564	1,159	160	3,108	662	-
2.20%	2,787	-	1,206	3,749	1,706	2,499	9,627	-
2.25%	-	-	-	-	-	3,311	916	-
2.30%	2,794	-	2,085	3,032	10,097	3,158	13,850	-
2.35%	-	-	7	-	-	-	-	-
2.40%	907	-	-	2,909	13,253	2,763	18,207	-
2.45%	-	-	-	1,983	174	1,064	-	-
2.50%	126	-	-	2,657	1,388	1,015	7,683	-
2.55%	-	-	-	358	-	-	868	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	104	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	148	-	-	-	-
2.85%	-	-	-	-	-	8,681	309	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$42,627	$198	$268,437	$217,801	$174,118	$145,951	$795,590	$385,949

	OVB	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS

0.40%	$-	$832	$-	$2,671	$1,668	$2,304	$-	$487
0.60%	-	1,460	-	1,233	787	-	-	-
0.65%	-	-	-	-	-	2,340	-	555
0.75%	-	-	1,973	-	-	5,347	-	2,004
0.80%	329	2,498	-	-	422	-	578	-
0.85%	-	-	2,184	-	-	8,268	-	1,989
0.95%	-	-	10,771	-	-	1,448	-	2,325
1.05%	-	-	5,771	-	-	757	-	3,462
1.10%	-	-	4,247	-	-	43,951	-	8,905
1.15%	-	-	186,674	-	-	378,681	-	121,109
1.20%	-	-	1,563	-	-	4,498	-	101
1.25%	-	-	48,971	-	-	31,389	-	7,717
1.30%	168,389	1,300,667	247,307	-	124,111	333,076	69,822	245,350
1.35%	-	-	83,939	-	-	101,103	-	49,990
1.40%	96,415	560,698	11,235	-	35,424	35,359	25,601	7,190
1.45%	-	-	38,465	-	-	38,713	-	15,908
1.50%	-	-	264,361	-	-	235,213	-	218,049
1.55%	-	-	121,489	-	-	402,678	-	108,952
1.60%	-	-	75,198	-	-	81,245	-	46,687
1.65%	-	-	18,366	-	-	51,271	-	23,380
1.70%	-	-	6,052	-	-	10,103	-	3,127
1.75%	-	-	184,750	-	-	723,241	-	239,715
1.80%	-	-	46,514	-	-	27,675	-	28,257
1.85%	-	-	31,827	-	-	128,766	-	48,404
1.90%	-	-	3,662	-	-	12,382	-	3,561
1.95%	-	-	153,263	-	-	223,648	-	182,599
2.00%	-	-	2,442	-	-	21,948	-	7,403
2.05%	-	-	25,331	-	-	24,412	-	27,904
2.10%	-	-	24,783	-	-	34,657	-	39,543
2.15%	-	-	3,749	-	-	13,847	-	4,472
2.20%	-	-	58,469	-	-	38,774	-	33,207
2.25%	-	-	1,042	-	-	3,702	-	2,559
2.30%	-	-	20,018	-	-	28,964	-	24,830
2.35%	-	-	1,509	-	-	23,416	-	1,128
2.40%	-	-	41,373	-	-	44,579	-	27,159
2.45%	-	-	3,043	-	-	3,361	-	2,606
2.50%	-	-	8,674	-	-	10,252	-	3,914
2.55%	-	-	7,575	-	-	7,645	-	4,300
2.60%	-	-	-	-	-	-	-	315
2.65%	-	-	1,299	-	-	381	-	4,631
2.70%	-	-	-	-	-	495	-	-
2.75%	-	-	78	-	-	1,655	-	-
2.80%	-	-	146	-	-	715	-	-
2.85%	-	-	-	-	-	1,296	-	430
2.90%	-	-	-	-	-	186	-	-
2.95%	-	-	-	-	-	320	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$265,133	$1,866,155	$1,748,113	$3,904	$162,412	$3,144,061	$96,001	$1,554,224

	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD

0.40%	$-	$-	$-	$1,482	$335	$5,324	$10,598	$285
0.60%	-	-	-	1,054	102	1,797	3,499	84
0.65%	-	-	-	-	-	4,106	4,939	-
0.75%	-	-	62	3,612	658	14,752	10,927	-
0.80%	537	401	-	-	-	229	-	-
0.85%	-	-	614	743	1,426	26,517	15,740	-
0.95%	-	-	696	-	-	4,407	2,560	-
1.05%	-	-	731	-	188	5,407	997	-
1.10%	-	-	236	532	1,790	52,404	3,813	-
1.15%	-	-	21,693	33,077	12,625	406,040	213,176	-
1.20%	-	-	216	-	-	1,755	98	-
1.25%	-	-	2,102	192	3,165	25,433	4,348	-
1.30%	106,875	15,901	-	71,935	37,219	1,934,680	1,504,378	-
1.35%	-	-	8,169	10,226	8,411	105,185	81,841	-
1.40%	20,447	8,628	2,923	5,144	3,347	55,338	27,348	-
1.45%	-	-	8,650	1,715	5,241	42,294	25,907	-
1.50%	-	-	5,821	117,949	37,667	545,089	584,539	-
1.55%	-	-	18,754	9,960	14,061	294,968	71,343	-
1.60%	-	-	22,058	81,048	24,111	157,402	302,217	-
1.65%	-	-	2,329	24,153	6,172	85,683	81,459	-
1.70%	-	-	559	1,790	348	7,335	751	-
1.75%	-	-	10,726	142,305	46,859	1,153,656	993,278	-
1.80%	-	-	8,799	30,712	7,000	66,970	90,096	-
1.85%	-	-	373	5,884	6,112	345,711	275,338	-
1.90%	-	-	1,374	-	-	11,868	4,285	-
1.95%	-	-	2,058	97,086	20,950	467,809	461,303	-
2.00%	-	-	545	7,704	1,594	37,515	16,971	-
2.05%	-	-	204	11,195	7,864	64,889	91,526	-
2.10%	-	-	87	16,047	3,100	66,873	64,922	-
2.15%	-	-	537	2,194	4,035	20,436	27,642	-
2.20%	-	-	134	34,762	10,921	110,054	139,263	-
2.25%	-	-	914	2,069	918	8,269	3,316	-
2.30%	-	-	7	8,470	7,220	83,656	96,216	-
2.35%	-	-	-	-	11	17,459	5,689	-
2.40%	-	-	-	12,318	4,801	19,820	64,385	-
2.45%	-	-	-	964	789	14,742	9,183	-
2.50%	-	-	-	4,936	2,022	20,949	28,854	-
2.55%	-	-	-	2,860	1,809	15,916	10,421	-
2.60%	-	-	-	79	-	-	461	-
2.65%	-	-	-	-	-	2,854	1,598	-
2.70%	-	-	-	-	-	380	560	-
2.75%	-	-	-	1,926	342	1,274	1,363	-
2.80%	-	-	-	-	-	436	6,313	-
2.85%	-	-	-	-	-	-	459	-
2.90%	-	-	-	-	-	68	-	-
2.95%	-	-	-	-	-	138	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$127,859	$24,930	$121,371	$746,123	$283,213	$6,307,887	$5,343,920	$369

	PMVEBD	PMVHYD	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA

0.40%	$124	$605	$493	$455	$502	$1,559	$13	$32
0.60%	1,699	103	21	56	191	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	155	-	833	-	-	-	-	-
1.15%	4,405	-	9,134	-	-	-	374	-
1.20%	-	-	-	-	-	-	-	-
1.25%	579	-	721	-	-	-	-	-
1.30%	27,305	-	106,504	-	-	-	19,688	-
1.35%	1,126	-	1,454	-	-	-	557	-
1.40%	-	-	5,713	-	-	-	10	-
1.45%	869	-	11	-	-	-	29	-
1.50%	28,177	-	20,415	-	-	-	38,550	-
1.55%	1,565	-	6,353	-	-	-	182	-
1.60%	11,543	-	6,644	-	-	-	12,898	-
1.65%	4,434	-	2,657	-	-	-	3,689	-
1.70%	-	-	-	-	-	-	-	-
1.75%	11,300	-	21,247	-	-	-	28,606	-
1.80%	5,016	-	4,751	-	-	-	2,351	-
1.85%	2,456	-	26,845	-	-	-	7,294	-
1.90%	-	-	-	-	-	-	-	-
1.95%	34,634	-	24,459	-	-	-	28,740	-
2.00%	439	-	1,377	-	-	-	1,075	-
2.05%	407	-	1,885	-	-	-	4,261	-
2.10%	419	-	1,778	-	-	-	2,807	-
2.15%	933	-	99	-	-	-	147	-
2.20%	2,729	-	8,250	-	-	-	4,151	-
2.25%	307	-	-	-	-	-	767	-
2.30%	726	-	-	-	-	-	364	-
2.35%	-	-	322	-	-	-	-	-
2.40%	16,340	-	2,668	-	-	-	1,290	-
2.45%	127	-	-	-	-	-	156	-
2.50%	18	-	835	-	-	-	125	-
2.55%	-	-	342	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	6,129	-	-	-	390	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$157,832	$708	$261,940	$511	$693	$1,559	$158,514	$32

	PVEIB	PVGOB	PVTIGB	ROCSC	RVARS	TRHS2	VWHAS	VWBF

0.40%	$-	$-	$-	$1,303	$802	$2,413	$149	$-
0.60%	-	-	-	148	792	2,207	1,089	-
0.65%	-	-	-	-	-	421	-	-
0.75%	-	-	-	-	-	6,136	2,356	-
0.80%	-	-	-	-	-	1,526	147	47
0.85%	-	-	-	-	-	18,529	548	-
0.95%	-	119	-	-	-	8,671	343	-
1.05%	129	1	-	-	-	4,187	881	-
1.10%	9	110	-	-	8	7,130	544	-
1.15%	3,480	4,405	1,694	-	6,814	172,395	17,763	-
1.20%	-	-	-	-	-	-	-	-
1.25%	748	1,419	250	-	46	15,276	1,142	-
1.30%	-	-	9,383	-	37,472	651,296	97,643	64,580
1.35%	426	89	199	-	5,506	71,007	9,350	-
1.40%	288	757	155	-	310	113,543	11,219	37,846
1.45%	786	1,075	346	-	108	12,645	1,776	-
1.50%	448	126	8,708	-	48,921	578,678	77,167	-
1.55%	5,318	3,028	838	-	2,686	128,357	26,507	-
1.60%	303	5,084	529	-	17,533	207,921	33,176	-
1.65%	-	-	459	-	5,500	113,085	20,661	-
1.70%	182	260	-	-	-	29,936	482	-
1.75%	2,449	1,208	10,302	-	25,780	402,688	52,888	-
1.80%	689	839	1,157	-	6,480	92,869	11,480	-
1.85%	289	217	1,904	-	3,715	170,067	21,600	-
1.90%	193	375	-	-	-	12,078	-	-
1.95%	159	163	8,719	-	58,867	516,629	72,373	-
2.00%	3	13	134	-	4,006	18,729	4,588	-
2.05%	-	-	686	-	3,400	77,122	16,139	-
2.10%	323	-	1,045	-	3,966	74,564	6,984	-
2.15%	-	-	400	-	1,194	11,607	2,878	-
2.20%	-	13	508	-	13,735	68,710	19,365	-
2.25%	-	-	-	-	1,879	6,377	848	-
2.30%	-	-	-	-	2,742	39,237	7,773	-
2.35%	-	-	112	-	-	2,765	-	-
2.40%	-	-	342	-	13,525	108,612	11,661	-
2.45%	-	-	-	-	843	4,165	601	-
2.50%	-	-	1,641	-	958	22,066	3,500	-
2.55%	-	-	99	-	375	25,386	2,851	-
2.60%	-	-	-	-	-	322	-	-
2.65%	-	-	-	-	-	5,743	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	19,051	428	-
2.80%	-	-	-	-	-	1,717	131	-
2.85%	-	-	1,437	-	-	4,219	421	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$16,222	$19,301	$51,047	$1,451	$267,963	$3,830,082	$539,452	$102,473

	VWEM	VWHA	VYDS	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP

0.40%	$-	$-	$-	$35,979	$7,614	$14,875	$964	$4,645
0.60%	-	-	-	9,113	946	11,335	2,916	2,770
0.65%	-	-	-	-	-	-	23	-
0.75%	-	68	-	-	-	-	2,403	2,488
0.80%	1,281	1,018	-	-	-	-	843	-
0.85%	-	95	-	-	-	-	612	803
0.95%	-	-	-	-	-	-	143	-
1.05%	-	7	-	-	-	-	574	-
1.10%	-	1,171	-	-	-	-	4,566	1,218
1.15%	-	3,651	43	-	-	-	58,090	42,802
1.20%	-	-	-	-	-	-	-	70
1.25%	-	764	1,378	-	-	-	14,148	2,466
1.30%	172,476	154,695	-	-	-	-	287,114	296,966
1.35%	-	2,095	766	-	-	-	47,869	23,269
1.40%	70,795	42,517	-	-	-	-	15,553	13,064
1.45%	-	183	-	-	-	-	6,118	5,430
1.50%	-	8,963	-	-	-	-	486,481	218,186
1.55%	-	4,947	-	-	-	-	75,492	42,730
1.60%	-	3,030	-	-	-	-	300,896	210,102
1.65%	-	1,715	-	-	-	-	55,300	40,685
1.70%	-	25	-	-	-	-	3,119	550
1.75%	-	4,649	-	-	-	-	432,671	174,254
1.80%	-	2,088	-	-	-	-	100,257	66,161
1.85%	-	2,223	-	-	-	-	42,651	115,721
1.90%	-	-	-	-	-	-	862	19,907
1.95%	-	1,715	-	-	-	-	514,509	186,117
2.00%	-	-	-	-	-	-	57,211	9,780
2.05%	-	114	-	-	-	-	33,210	71,261
2.10%	-	117	-	-	-	-	47,089	16,384
2.15%	-	739	-	-	-	-	26,442	4,256
2.20%	-	13,107	-	-	-	-	143,956	58,484
2.25%	-	-	-	-	-	-	20,317	4,672
2.30%	-	1,799	-	-	-	-	39,195	21,221
2.35%	-	956	-	-	-	-	-	908
2.40%	-	157	-	-	-	-	102,745	60,843
2.45%	-	412	-	-	-	-	9,006	5,794
2.50%	-	-	-	-	-	-	10,561	5,430
2.55%	-	-	-	-	-	-	13,118	6,418
2.60%	-	-	-	-	-	-	76	494
2.65%	-	-	-	-	-	-	5,014	6,499
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	2,753	844
2.80%	-	-	-	-	-	-	67	304
2.85%	-	-	-	-	-	-	1,345	827
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$244,552	$253,020	$2,187	$45,092	$8,560	$26,210	$2,966,279	$1,744,823

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$3,189	$25	$8,411	$115,490	$204,313	$26,448	$-	$-
0.60%	2,157	47	335	3,776	1,009	171	-	-
0.65%	86	-	-	-	-	-	-	-
0.75%	434	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	911	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	631	-	-	-	-	-	-	-
1.15%	23,506	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	960	-	-	-	-	-	-	-
1.30%	199,025	-	-	-	-	-	-	3,595
1.35%	31,686	-	-	-	-	-	-	-
1.40%	4,938	-	-	-	-	-	571	31
1.45%	1,134	-	-	-	-	-	-	-
1.50%	182,985	-	-	-	-	-	-	-
1.55%	8,910	-	-	-	-	-	-	-
1.60%	107,241	-	-	-	-	-	-	-
1.65%	23,836	-	-	-	-	-	-	-
1.70%	1,151	-	-	-	-	-	-	-
1.75%	178,472	-	-	-	-	-	-	-
1.80%	38,303	-	-	-	-	-	-	-
1.85%	39,875	-	-	-	-	-	-	-
1.90%	3,149	-	-	-	-	-	-	-
1.95%	161,738	-	-	-	-	-	-	-
2.00%	6,360	-	-	-	-	-	-	-
2.05%	25,729	-	-	-	-	-	-	-
2.10%	10,220	-	-	-	-	-	-	-
2.15%	2,204	-	-	-	-	-	-	-
2.20%	30,315	-	-	-	-	-	-	-
2.25%	4,413	-	-	-	-	-	-	-
2.30%	33,104	-	-	-	-	-	-	-
2.35%	2,267	-	-	-	-	-	-	-
2.40%	24,680	-	-	-	-	-	-	-
2.45%	1,780	-	-	-	-	-	-	-
2.50%	7,507	-	-	-	-	-	-	-
2.55%	3,547	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,640	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,622	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,169,705	$72	$8,746	$119,266	$205,322	$26,619	$571	$3,626

	WFVSCG	WFVOG2	PVGIB	FTVHI2

0.40%	$427	$-	$-	$224
0.60%	966	-	-	300
0.65%	151	-	-	-
0.75%	762	-	-	-
0.80%	245	-	-	-
0.85%	2,965	-	-	-
0.95%	234	-	-	-
1.05%	1,449	-	69	-
1.10%	12,223	-	4	-
1.15%	42,272	-	1,992	-
1.20%	-	-	-	-
1.25%	3,810	-	405	-
1.30%	220,185	-	-	-
1.35%	21,845	-	231	-
1.40%	9,629	235	155	-
1.45%	7,738	-	425	-
1.50%	174,362	-	212	-
1.55%	38,128	-	3,074	-
1.60%	70,243	-	-	-
1.65%	86,281	-	-	-
1.70%	476	-	156	-
1.75%	184,811	43	1,343	-
1.80%	31,297	-	327	-
1.85%	93,595	-	159	-
1.90%	1,318	-	224	-
1.95%	144,399	-	66	-
2.00%	12,376	-	-	-
2.05%	20,392	-	-	-
2.10%	18,444	-	194	-
2.15%	950	-	-	-
2.20%	22,252	-	-	-
2.25%	3,579	-	-	-
2.30%	20,231	-	-	-
2.35%	2,151	-	-	-
2.40%	14,784	-	-	-
2.45%	1,876	-	-	-
2.50%	7,006	-	-	-
2.55%	3,014	-	-	-
2.60%	-	-	-	-
2.65%	211	-	-	-
2.70%	19	-	-	-
2.75%	496	-	-	-
2.80%	-	-	-	-
2.85%	965	-	-	-
2.90%	-	-	-	-
2.95%	-	-	-	-
3.00%	-	-	-	-
3.05%	-	-	-	-
3.10%	-	-	-	-
3.40%	-	-	-	-

Totals	$1,278,557	$278	$9,036	$524

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $677,111,985 and $829,353,142, respectively, and total transfers from the Separate Account to the fixed account were $152,936,681 and $214,512,282, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $2,980,162 and $7,689,003 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,997,406 and $21,255,695 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,160,192 and $4,940,210 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$54,200,970,775	$-	$-	$54,200,970,775

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$3,022,572	$3,524,544
Mid Cap Growth Portfolio - Class S Shares (ALMCS)	57,325	5,464
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	13,294	132,397
VPS Growth and Income Portfolio - Class B (ALVGIB)	457,119	1,174,603
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	1,491	11,411
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	910,222	2,714,388
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	167,975	96,374
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	13,074,357	16,676,012
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	15,309	1,085
VP Inflation Protection Fund - Class I (ACVIP1)	871,332	134,555

VP Balanced Fund - Class I (ACVB)	$2,040,295	$4,387,899
VP Capital Appreciation Fund - Class I (ACVCA)	17,626	44,050
VP Income & Growth Fund - Class I (ACVIG)	959,842	2,237,593
VP Income & Growth Fund - Class II (ACVIG2)	196,980	420,945
VP Inflation Protection Fund - Class II (ACVIP2)	32,636,831	25,678,846
VP International Fund - Class I (ACVI)	1,893	1,494
VP Mid Cap Value Fund - Class I (ACVMV1)	2,478,256	3,609,388
VP Mid Cap Value Fund - Class II (ACVMV2)	16,745,582	31,796,571
Growth Fund - Class 1 (AFGF)	1,237,360	3,282,159
High-Income Bond Fund - Class 1 (AFHY)	55,059	154,580
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)	17,151,525	54,980,041
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	12,175	33,671
BlackRock High Yield V.I. Fund -Class III (BRVHY3)	35,928,910	18,064,470
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	87,272,925	1,865,546
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	52,066,550	20,047,081
Global Allocation V.I. Fund - Class III (MLVGA3)	18,563,855	35,003,632
Money Market Portfolio(TM) (CHSMM)	3,641,951	4,239,912
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	1,840,342	89,967
VIP Value Series: Service Class (DWVVLS)	751,940	169,801
VIP Small Cap Value Series: Service Class (DWVSVS)	19,310,516	19,485,235
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	5,677,939	4,092,015
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	6,987,552	20,821,105
Stock Index Fund, Inc. - Initial Shares (DSIF)	10,382,024	27,707,268
Stock Index Fund, Inc. - Service Shares (DSIFS)	7,733,987	24,015,704
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	3,128,018	5,387,612
Appreciation Portfolio - Initial Shares (DCAP)	3,749,051	3,579,802
Appreciation Portfolio - Service Shares (DCAPS)	17,613,957	20,806,755
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)	198,625	188,617
Growth and Income Portfolio - Initial Shares (DGI)	835,076	1,398,492
Floating-Rate Income Fund (ETVFR)	17,165,998	6,322,381
Managed Tail Risk Fund II - Service Shares (FCA2S)	10,282	51,156
Quality Bond Fund II - Primary Shares (FQB)	558,150	878,393
Quality Bond Fund II - Service Shares (FQBS)	3,181,666	2,968,317
Equity-Income Portfolio - Initial Class (FEIP)	11,939,341	40,793,992
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	1,640,785	796,699
High Income Portfolio - Initial Class (FHIP)	2,764,984	6,971,707
VIP Asset Manager Portfolio - Initial Class (FAMP)	13,627,175	13,475,628
VIP Balanced Portfolio - Service Class 2 (FB2)	193,327,480	3,850,382
VIP Energy Portfolio - Service Class 2 (FNRS2)	8,519,876	20,134,371
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	26,311,412	38,957,636
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	819,252	1,184,293
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	17,992,928	20,128,079
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,392,324	2,549,314
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	21,236,743	47,500,797
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,542,806	1,076,035
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	10,698,982	7,790,774
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	166,274,778	9,119,257
VIP Growth Portfolio - Initial Class (FGP)	27,840,318	44,326,240
VIP Growth Portfolio - Service Class 2 (FG2)	69,901,587	40,023,505
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,909,857	2,511,175
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	185,064,763	3,175,361
VIP Mid Cap Portfolio - Service Class (FMCS)	1,517,818	2,595,280
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	17,053,125	37,436,976
VIP Overseas Portfolio - Initial Class (FOP)	1,302,059	7,563,728
VIP Overseas Portfolio - Service Class 2 (FO2)	11,154,926	12,608,809
VIP Value Strategies Portfolio - Service Class (FVSS)	1,300,563	825,122
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	1,524,526	145,097
Franklin Income Securities Fund - Class 2 (FTVIS2)	19,425,673	30,033,870
Rising Dividends Securities Fund - Class 2 (FTVRD2)	2,289,960	7,899,142
Small Cap Value Securities Fund - Class 2 (FTVSV2)	10,871,642	22,877,717

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	$424,749	$90,259
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	3,736,867	3,022,417
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,284,654	8,042,280
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	8,650,148	10,126,724
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	16,032,237	11,864,015
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)	331,131	268,748
VI American Franchise Fund - Series II Shares (ACEG2)	2,062,364	1,161,601
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	674,680	1,721,229
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	2,749,377	4,161,843
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	18,242	59,540
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,155,965	2,511,458
Balanced Portfolio: Service Shares (JABS)	527,826	1,195,416
Enterprise Portfolio: Service Shares (JAMGS)	473,306	63,886
Flexible Bond Portfolio: Service Shares (JAFBS)	13,104,632	5,165,145
Forty Portfolio: Service Shares (JACAS)	12,143,941	27,105,076
Global Technology Portfolio: Service Shares (JAGTS)	45,433,825	20,159,012
Overseas Portfolio: Service Shares (JAIGS)	6,467,864	11,458,972
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	15,636,018	11,141,521
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	18,821,634	3,006,576
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	592,606	1,653,262
New Discovery Series - Service Class (MNDSC)	11,041,186	5,462,583
Utilities Series - Service Class (MVUSC)	43,491	23,715
Value Series - Service Class (MVFSC)	31,869,166	47,621,366
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	37,402,399	20,829,079
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	8,626,262	4,830,387
Core Plus Fixed Income Portfolio - Class I (MSVFI)	699,561	514,598
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,104,494	1,475,397
Emerging Markets Debt Portfolio - Class I (MSEM)	95,517	209,400
Emerging Markets Debt Portfolio - Class II (MSEMB)	211,004	134,400
Global Real Estate Portfolio - Class II (VKVGR2)	80,093	319,120
U.S. Real Estate Portfolio - Class I (MSVRE)	2,764	3,477
U.S. Real Estate Portfolio - Class II (MSVREB)	38	577
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	101,414,760	10,120,708
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	360,858,065	4,747,726
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,976,225	7,477,847
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	23,248,187	28,133,873
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	267,469,699	250,444,258
American Funds NVIT Bond Fund - Class II (GVABD2)	478,971,280	7,753,632
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	51,182,557	32,253,241
American Funds NVIT Growth Fund - Class II (GVAGR2)	86,587,693	35,276,010
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	428,930,505	200,502,070
Federated NVIT High Income Bond Fund - Class I (HIBF)	14,033,700	22,343,716
NVIT Emerging Markets Fund - Class I (GEM)	2,242,438	2,044,186
NVIT Emerging Markets Fund - Class II (GEM2)	13,740,896	9,129,929
NVIT International Equity Fund - Class I (GIG)	736,107	2,461,181
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	9,419,668	5,320,009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,462,841	9,971,984
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	14,229,446	5,616,112
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	425,411	487,635
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	13,513,871	20,462,053
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	9,618,147	10,147,671
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	160,847,429	165,645,827
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	221,817,807	255,683,865
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	54,176,267	95,523,414
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	212,102,712	268,394,739
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	36,526,136	48,595,852
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	56,881,180	85,922,326
NVIT Core Bond Fund - Class I (NVCBD1)	505,825	573,225
NVIT Core Bond Fund - Class II (NVCBD2)	27,616,639	25,037,497
NVIT Core Plus Bond Fund - Class II (NVLCP2)	10,244,297	8,612,301

NVIT Nationwide Fund - Class I (TRF)	$1,412,338	$13,764,494
NVIT Nationwide Fund - Class II (TRF2)	4,554,304	23,185,346
NVIT Government Bond Fund - Class I (GBF)	19,685,448	35,905,531
NVIT International Index Fund - Class II (GVIX2)	952,116	334,458
NVIT International Index Fund - Class VIII (GVIX8)	19,740,534	5,547,974
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	20,784,477	24,582,228
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	84,835,449	80,348,407
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	88,168,977	126,766,848
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	59,781,047	94,420,853
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	197,266,771	243,414,942
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	67,211,004	116,632,348
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	53,208,099	85,828,463
NVIT Mid Cap Index Fund - Class I (MCIF)	50,251,064	19,707,014
NVIT Money Market Fund - Class I (SAM)	118,876,166	185,112,547
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	359,525	3,183,163
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	6,092,427	22,843,052
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	176,950	564,814
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	3,676,032	11,005,626
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	935,394	1,770,248
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	12,895,838	22,018,701
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	965,080	959,345
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	16,893,258	29,949,668
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,879,515	20,954,257
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	19,482,117	19,145,937
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	176,494	74,184
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	19,411,786	37,651,125
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	963,012	1,309,010
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	4,563,139	5,634,057
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,887,598	4,533,833
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	4,817,124	7,154,557
NVIT Multi-Manager Small Company Fund - Class I (SCF)	5,092,949	9,427,181
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	5,991,520	6,797,270
NVIT Multi-Sector Bond Fund - Class I (MSBF)	38,917,292	16,345,854
NVIT Short Term Bond Fund - Class II (NVSTB2)	23,652,917	19,257,146
NVIT Large Cap Growth Fund - Class I (NVOLG1)	10,533,548	45,409,139
NVIT Large Cap Growth Fund - Class II (NVOLG2)	18,838,317	40,275,156
Templeton NVIT International Value Fund - Class III (NVTIV3)	6,296,486	32,064,925
Invesco NVIT Comstock Value Fund - Class I (EIF)	840,679	28,167
Invesco NVIT Comstock Value Fund - Class II (EIF2)	39,374,151	17,962,284
NVIT Real Estate Fund - Class I (NVRE1)	1,974,592	6,770,726
NVIT Real Estate Fund - Class II (NVRE2)	9,253,876	12,706,669
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,650,035	511,896
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	6,249,562	584,531
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	117,754,846	35,839,512
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)	46,083,316	25,943,045
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	90,062,469	20,778,057
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	32,547,766	16,697,627
NVIT Small Cap Index Fund - Class II (NVSIX2)	29,019,914	3,864,363
NVIT S&P 500 Index Fund - Class II (GVEX2)	141,943,148	24,939,000
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)	58,819,063	7,960,126
Short Duration Bond Portfolio - I Class Shares (AMTB)	7,307,651	13,775,969
Guardian Portfolio - I Class Shares (AMGP)	10	-
International Portfolio - S Class Shares (AMINS)	154,738	29,482
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	5,570	3,561
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	933,496	607,093
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	643	1,118
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,226,729	3,878,704
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)	222,937	1,266,388
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)	268,767	854,977
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)	149,706	854,761

International Growth Fund/VA- Service Shares (OVIGS)	$20,670,223	$9,045,958
Capital Income Fund/VA - Non-Service Shares (OVMS)	788,082	4,288,908
Core Bond Fund/VA - Non-Service Shares (OVB)	638,910	2,689,872
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,570,735	17,105,907
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	10,825,600	14,099,783
International Growth Fund/VA - Non-Service Shares (OVIG)	663,419	238,278
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	629,216	2,243,522
Main Street Fund(R)/VA - Service Class (OVGIS)	10,137,831	34,901,524
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,105,785	1,939,193
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	11,572,156	11,710,187
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,692,763	1,530,468
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	230,409	370,874
Global Strategic Income Fund/VA - Service Shares (OVSBS)	714,547	1,351,183
All Asset Portfolio - Advisor Class (PMVAAD)	6,423,837	6,444,204
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,771,397	4,199,793
Low Duration Portfolio - Advisor Class (PMVLAD)	37,947,578	44,889,382
Total Return Portfolio - Advisor Class (PMVTRD)	39,187,468	20,261,427
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	29,617	1,883
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	5,500,725	1,321,545
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	48,638	250,711
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	20,495,381	5,460,920
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)	37,418	21,293
Real Return Portfolio - Advisor Class (PMVRA)	86,069	73,878
Structured Small Cap Equity Fund - Service Shares (GVSSCS)	439,127	17,561
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,704,577	992,253
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	5,609	32
VT Equity Income Fund: Class IB (PVEIB)	1,967,555	274,363
VT Growth Opportunities Fund: Class IB (PVGOB)	650,995	338,946
VT International Equity Fund: Class IB (PVTIGB)	3,204,897	451,287
Small-Cap Portfolio - Investment Class (ROCSC)	47,801	26,104
Variable Fund - Multi-Hedge Strategies (RVARS)	1,650,324	1,939,519
Blue Chip Growth Portfolio - II (TRBCG2)	4	299
Equity Income Portfolio - II (TREI2)	1	39
Health Sciences Portfolio - II (TRHS2)	31,962,777	35,244,321
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	8,682,938	18,032,147
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	394,264	1,120,266
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	4,866,824	6,354,489
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	30,894	3,013,674
Diversified Stock Fund Class A Shares (VYDS)	3,688	22,203
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	445,312	2,415,845
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)	300,432	320,898
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	230,340	1,950,123
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,010,114	31,667,894
Variable Insurance Portfolios - High Income (WRHIP)	47,124,854	48,427,126
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	6,899,910	5,896,783
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	740	42,146
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	573,398	1,758,354
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	2,277,601	6,056,106
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	4,717,655	10,069,897
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	536,269	1,065,062
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	2,440	2,720
Advantage VT Opportunity Fund - Class 2 (SVOF)	25,637	47,830
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	25,696,178	25,091,493
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)	598	307
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	230,223	1,749,271
Franklin High Income Securities Fund: Class 2 (obsolete) (FTVHI2)	713,972	598,696

	$6,029,482,774	$4,617,884,787

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2017	0.40%	to	2.55%	1,110,094	$20.90	to	$17.88	$21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013	0.40%			1,477	10.56			15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2017	0.80%	to	1.40%	753,983	$35.31	to	$36.03	$29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
VP Income & Growth Fund - Class II (ACVIG2)
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
VP Mid Cap Value Fund - Class II (ACVMV2)
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
Growth Fund - Class 1 (AFGF)
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
High-Income Bond Fund - Class 1 (AFHY)
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2017			1.30%	18,957			$36.09	$684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
Money Market Portfolio(TM) (CHSMM)
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
VIP Value Series: Service Class (DWVVLS)
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Service Shares (DSIFS)
2017	0.40%	to	2.55%	4,741,553	$21.54	to	$27.57	$147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
Appreciation Portfolio - Service Shares (DCAPS)
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
Opportunistic Small Cap Portfolio - Service Shares (DVDLS)
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
Growth and Income Portfolio - Initial Shares (DGI)
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
Floating-Rate Income Fund (ETVFR)
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%
Managed Tail Risk Fund II - Service Shares (FCA2S)
2017	0.95%	to	2.25%	40,251	14.05	to	13.73	618,423	1.34%	9.62%	to	8.19%
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Service Shares (FQBS)
2017	0.95%	to	2.30%	1,339,808	$15.33	to	$12.54	$19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
Equity-Income Portfolio - Initial Class (FEIP)
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
High Income Portfolio - Initial Class (FHIP)
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.80%	to	1.40%	568,630	$17.68	to	$16.47	$9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
VIP Growth Portfolio - Initial Class (FGP)
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2017	0.40%	to	2.85%	6,276,254	$20.97	to	$37.21	$285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
VIP Overseas Portfolio - Initial Class (FOP)
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373	20.72			56,329,577	1.57%	26.25%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.75%	to	2.50%	1,553,378	$9.94	to	$20.96	$37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
Franklin Strategic Income Securities Fund - Class 2 (FTVSI2)
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
VI American Franchise Fund - Series II Shares (ACEG2)
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2017	0.75%	to	2.55%	1,025,694	17.19	to	15.50	16,890,211	0.00%	21.23%	to	19.04%
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio: Service Shares (JABS)
2017	0.95%	to	2.20%	366,508	$27.75	to	$25.05	$10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
Overseas Portfolio: Service Shares (JAIGS)
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
Utilities Series - Service Class (MVUSC)
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Value Series - Service Class (MVFSC)
2017	0.40%	to	2.90%	12,465,206	$20.75	to	$26.55	$422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
U.S. Real Estate Portfolio - Class II (MSVREB)
2013	1.35%			27			27.39	739	0.86%			0.38%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.80%	to	1.40%	1,625,882	$28.69	to	$27.22	$44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class II (GEM2)
2017	0.75%	to	2.80%	1,953,769	$12.03	to	$28.96	$67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
NVIT International Equity Fund - Class I (GIG)
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	0.40%	to	2.85%	55,841,512	$14.87	to	$10.90	$696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
NVIT Nationwide Fund - Class I (TRF)
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
NVIT Nationwide Fund - Class II (TRF2)
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Government Bond Fund - Class I (GBF)
2017	0.40%	to	2.90%	12,420,978	$12.60	to	$10.18	$202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
NVIT International Index Fund - Class II (GVIX2)
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014	0.40%			5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.40%	to	2.75%	6,064,937	$25.02	to	$33.36	$241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
NVIT Money Market Fund - Class I (SAM)
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.80%	to	1.40%	297,403	10.85	to	10.61	3,164,246	2.68%	21.94%	to	21.21%
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.40%	to	2.85%	3,357,520	10.91	to	14.67	59,286,156	2.40%	22.05%	to	19.05%
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.80%	to	1.40%	211,341	21.19	to	20.23	4,296,820	1.45%	13.62%	to	12.94%
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.40%	to	2.85%	5,374,554	19.63	to	14.53	88,652,631	1.17%	13.90%	to	11.11%
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.80%	to	1.40%	9,267,604	$20.23	to	$19.08	$178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.40%	to	2.85%	1,205,338	$21.83	to	$29.01	$46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
NVIT Real Estate Fund - Class II (NVRE2)
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2017	0.40%	to	2.50%	696,475	$13.67	to	$12.38	$8,938,477	1.42%	13.38%	to	10.99%
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013			0.60%	2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2017	0.40%	to	2.55%	740,582	14.72	to	13.30	10,290,649	2.44%	17.41%	to	14.89%
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund - Class II (NVSIX2)
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund - Class II (GVEX2)
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
International Portfolio - S Class Shares (AMINS)
2017	1.15%	to	2.25%	15,424	$17.01	to	$14.76	$248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
International Growth Fund/VA- Service Shares (OVIGS)
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
Core Bond Fund/VA - Non-Service Shares (OVB)
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.75%	to	2.80%	3,336,860	$13.99	to	$30.94	$128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
Main Street Fund(R)/VA - Service Class (OVGIS)
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
Global Strategic Income Fund/VA - Service Shares (OVSBS)
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.40%	to	2.75%	1,504,589	$13.10	to	$10.65	$17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
Total Return Portfolio - Advisor Class (PMVTRD)
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%	2,094			8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Class (PMVFHA)
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%	6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****
Structured Small Cap Equity Fund - Service Shares (GVSSCS)
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	1.15%	to	2.85%	837,816	$12.67	to	$11.49	$10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2017			0.40%	1,343			9.62	12,919	0.69%			-2.71%
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
VT Equity Income Fund: Class IB (PVEIB)
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
VT International Equity Fund: Class IB (PVTIGB)
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
Small-Cap Portfolio - Investment Class (ROCSC)
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.75%	to	2.45%	822,612	$7.91	to	$7.17	$17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
Diversified Stock Fund Class A Shares (VYDS)
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%			8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2017	0.40%	to	0.60%	1,572,218	$17.71	to	$17.42	$27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2013			1.30%	74			68.31	5,055	0.01%			41.93%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
Advantage VT Omega Growth Fund - Class 2 (WFVOG2)
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
Advantage VT Small Cap Value Fund - Class 2 (obsolete) (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage VT Total Return Bond Fund - Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	$14.46	to	$14.30	$305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
Franklin High Income Securities Fund: Class 2 (obsolete) (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	14.54	to	14.30	87,655,891	6.26%	6.14%	to	4.00%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****
American Century NVIT Growth Fund -Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%

2017	Reserves for annuity contracts in payout phase:								$10,580,370
2017	Contract Owners’ Equity:								$54,201,450,452
2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract Owners’ Equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract Owners’ Equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract Owners’ Equity:								$45,160,288,424
2013	Reserves for annuity contracts in payout phase:								$10,085,658
2013	Contract Owners’ Equity:								$41,548,378,750

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2017.
Statement of Operations for the year ended December 31, 2017.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2017 and 2016.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015.
Consolidated Balance Sheets as of December 31, 2017 and 2016.
Consolidated Statements of Equity as of December 31, 2017, 2016, 2015, and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.
6)	Depositor's Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
9)	Opinion of Counsel – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer

Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2018, was 4,896 and 4,544 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account

Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact